UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 711 High Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2016
Date of reporting period:	June 30, 2016

ITEM 1 – REPORT TO STOCKHOLDERS

Principal[SM]

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2016

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STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	Balanced	Bond Market	Core Plus
Amounts in thousands, except per share amounts	Account	Index Account	Bond Account(a)
Investment in securities--at cost	$41,817	$2,174,990	$324,853
Assets
Investment in securities--at value	$44,307	$2,238,612	$329,855
Cash	1	133	17
Receivables:
Dividends and interest	128	11,045	1,939
Fund shares sold	3	20	40
Investment securities sold	125	31,365	3,326
Variation margin on financial derivative instruments	–	–	5
Total Assets	44,564	2,281,175	335,182
Liabilities
Accrued management and investment advisory fees	21	419	113
Accrued directors' expenses	1	7	2
Accrued other expenses	7	16	9
Payables:
Fund shares redeemed	22	5,882	394
Investment securities purchased	1,510	184,026	28,528
Short sales (proceeds received $0, $510 and $0)	–	510	–
Variation margin on financial derivative instruments	–	–	85
Total Liabilities	1,561	190,860	29,131
Net Assets Applicable to Outstanding Shares	$43,003	$2,090,315	$306,051

Net Assets Consist of:
Capital shares and additional paid-in-capital	$36,497	$1,972,753	$324,443
Accumulated undistributed (overdistributed) net investment income (loss)	1,274	55,963	12,954
Accumulated undistributed (overdistributed) net realized gain (loss)	2,742	(2,023)	(36,564)
Net unrealized appreciation (depreciation) of investments	2,490	63,622	5,218
Total Net Assets	$43,003	$2,090,315	$306,051
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$43,003	$2,090,315	$306,009
Shares issued and outstanding	2,375	194,880	26,216
Net Asset Value per share	$18.11	$10.73	$11.67
Class 2: Net Assets	N/A	N/A	$42
Shares issued and outstanding			4
Net Asset Value per share			$11.64

(a)	Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

		Diversified
		Balanced
	Diversified	Managed
	Balanced	Volatility	Diversified
Amounts in thousands, except per share amounts	Account	Account	Growth Account
Investment in affiliated Accounts--at cost	$903,032	$150,269	$2,914,503
Assets
Investment in affiliated Accounts--at value	$1,079,026	$154,818	$3,400,517
Receivables:
Investment securities sold	3,655	275	6,429
Total Assets	1,082,681	155,093	3,406,946
Liabilities
Accrued management and investment advisory fees	44	6	138
Accrued distribution fees	220	32	692
Accrued directors' expenses	5	1	10
Accrued other expenses	4	4	5
Payables:
Fund shares redeemed	3,655	275	6,429
Total Liabilities	3,928	318	7,274
Net Assets Applicable to Outstanding Shares	$1,078,753	$154,775	$3,399,672

Net Assets Consist of:
Capital shares and additional paid-in-capital	$880,388	$148,494	$2,838,051
Accumulated undistributed (overdistributed) net investment income (loss)	11,807	844	37,398
Accumulated undistributed (overdistributed) net realized gain (loss)	10,564	888	38,209
Net unrealized appreciation (depreciation) of investments	175,994	4,549	486,014
Total Net Assets	$1,078,753	$154,775	$3,399,672
Capital Stock (par value: $.01 per share):
Shares authorized	250,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$1,078,753	$154,775	$3,399,672
Shares issued and outstanding	73,372	13,885	217,249
Net Asset Value per share	$14.70	$11.15	$15.65

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	Diversified
	Growth
	Managed		Diversified
	Volatility	Diversified	International
Amounts in thousands, except per share amounts	Account	Income Account	Account
Investment in securities--at cost	$–	$ –	$234,096
Investment in affiliated Accounts--at cost	$280,847	$210,116	$–
Assets
Investment in securities--at value	$–	$ –	$251,230
Investment in affiliated Accounts--at value	287,547	228,165	–
Receivables:
Dividends and interest	–	–	1,318
Fund shares sold	–	–	242
Investment securities sold	148	2,485	1,957
Total Assets	287,695	230,650	254,747
Liabilities
Accrued management and investment advisory fees	12	9	179
Accrued distribution fees	58	46	–
Accrued directors' expenses	1	2	2
Accrued other expenses	4	4	42
Cash overdraft	–	–	64
Payables:
Deferred foreign tax	–	–	26
Fund shares redeemed	148	2,485	302
Investment securities purchased	–	–	1,380
Total Liabilities	223	2,546	1,995
Net Assets Applicable to Outstanding Shares	$287,472	$228,104	$252,752

Net Assets Consist of:
Capital shares and additional paid-in-capital	$277,407	$206,774	$326,871
Accumulated undistributed (overdistributed) net investment income (loss)	1,315	1,977	9,109
Accumulated undistributed (overdistributed) net realized gain (loss)	2,050	1,304	(100,239)
Net unrealized appreciation (depreciation) of investments	6,700	18,049	17,108
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	(97)
Total Net Assets	$287,472	$228,104	$252,752
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$251,427
Shares issued and outstanding			18,828
Net Asset Value per share			$13.35
Class 2: Net Assets	$287,472	$228,104	$1,325
Shares issued and outstanding	25,738	18,382	99
Net Asset Value per share	$11.17	$12.41	$13.44

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$339,758	$258,622	$226,279
Assets
Investment in securities--at value	$539,727	$260,938	$237,693
Cash	–	3	171
Receivables:
Dividends and interest	1,442	1,480	2,350
Fund shares sold	84	82	5
Investment securities sold	3,137	1,253	833
Total Assets	544,390	263,756	241,052
Liabilities
Accrued management and investment advisory fees	219	111	101
Accrued distribution fees	5	1	1
Accrued directors' expenses	2	2	2
Accrued other expenses	11	5	4
Payables:
Fund shares redeemed	3,131	259	355
Total Liabilities	3,368	378	463
Net Assets Applicable to Outstanding Shares	$541,022	$263,378	$240,589

Net Assets Consist of:
Capital shares and additional paid-in-capital	$281,993	$270,204	$216,534
Accumulated undistributed (overdistributed) net investment income (loss)	24,399	13,560	14,018
Accumulated undistributed (overdistributed) net realized gain (loss)	34,661	(22,702)	(1,377)
Net unrealized appreciation (depreciation) of investments	199,969	2,316	11,414
Total Net Assets	$541,022	$263,378	$240,589
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$517,419	$260,522	$237,371
Shares issued and outstanding	22,184	24,782	21,842
Net Asset Value per share	$23.32	$10.51	$10.87
Class 2: Net Assets	$23,603	$2,856	$3,218
Shares issued and outstanding	1,020	272	298
Net Asset Value per share	$23.13	$10.50	$10.81

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	International		LargeCap
	Emerging	LargeCap	Growth
Amounts in thousands, except per share amounts	Markets Account	Growth Account	Account I
Investment in securities--at cost	$81,392	$88,551	$189,547
Foreign currency--at cost	$73	$–	$–
Assets
Investment in securities--at value	$86,233	$102,567	$239,869
Foreign currency--at value	73	–	–
Cash	–	–	111
Deposits with counterparty	–	–	530
Receivables:
Dividends and interest	402	50	136
Expense reimbursement from Manager	–	–	3
Fund shares sold	7	63	9
Investment securities sold	723	–	2,016
Variation margin on financial derivative instruments	–	–	68
Prepaid professional fees	11	–	–
Total Assets	87,449	102,680	242,742
Liabilities
Accrued management and investment advisory fees	87	58	152
Accrued custodian fees	21	–	–
Accrued directors' expenses	1	2	2
Accrued other expenses	–	4	9
Cash overdraft	9	–	–
Payables:
Fund shares redeemed	86	55	443
Investment securities purchased	–	101	1,054
Total Liabilities	204	220	1,660
Net Assets Applicable to Outstanding Shares	$87,245	$102,460	$241,082

Net Assets Consist of:
Capital shares and additional paid-in-capital	$111,562	$93,741	$167,372
Accumulated undistributed (overdistributed) net investment income (loss)	1,652	553	118
Accumulated undistributed (overdistributed) net realized gain (loss)	(30,811)	(5,850)	23,284
Net unrealized appreciation (depreciation) of investments	4,841	14,016	50,308
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1	–	–
Total Net Assets	$87,245	$102,460	$241,082
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$87,175	$101,343	$240,573
Shares issued and outstanding	6,441	4,167	9,429
Net Asset Value per share	$13.53	$24.32	$25.51
Class 2: Net Assets	$70	$1,117	$509
Shares issued and outstanding	5	46	20
Net Asset Value per share	$13.50	$24.20	$25.45

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

		LargeCap S&P
	LargeCap	500 Managed
	S&P 500	Volatility	LargeCap
Amounts in thousands, except per share amounts	Index Account	Index Account	Value Account
Investment in securities--at cost	$1,631,134	$174,730	$128,885
Assets
Investment in securities--at value	$2,160,967	$183,547	$138,271
Cash	1	–	–
Receivables:
Dividends and interest	2,387	189	122
Fund shares sold	173	–	11
Investment securities sold	1,677	137	–
Variation margin on financial derivative instruments	404	22	–
Total Assets	2,165,609	183,895	138,404
Liabilities
Accrued management and investment advisory fees	441	68	66
Accrued directors' expenses	6	2	2
Accrued other expenses	8	6	4
Payables:
Fund shares redeemed	4,918	162	69
Investment securities purchased	2,473	201	–
Options and swaptions contracts written (premiums received $0, $384 and $0)	–	158	–
Total Liabilities	7,846	597	141
Net Assets Applicable to Outstanding Shares	$2,157,763	$183,298	$138,263

Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,513,088	$173,011	$116,169
Accumulated undistributed (overdistributed) net investment income (loss)	56,489	3,345	4,153
Accumulated undistributed (overdistributed) net realized gain (loss)	58,142	(2,116)	8,555
Net unrealized appreciation (depreciation) of investments	530,044	9,058	9,386
Total Net Assets	$2,157,763	$183,298	$138,263
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$2,157,547	$183,298	$138,238
Shares issued and outstanding	144,418	15,770	4,685
Net Asset Value per share	$14.94	$11.62	$29.51
Class 2: Net Assets	$216	N/A	$25
Shares issued and outstanding	15		1
Net Asset Value per share	$14.90		$29.42

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

			Principal Capital
		Multi-Asset	Appreciation
Amounts in thousands, except per share amounts and Multi-Asset Income Account	MidCap Account	Income Account	Account
Investment in securities--at cost	$430,989	$–	$118,265
Investment in affiliated Accounts--at cost	$–	$21,014	$–
Assets
Investment in securities--at value	$613,281	$–	$156,330
Investment in affiliated Accounts--at value	–	20,493	–
Cash	275	–	–
Receivables:
Dividends and interest	281	80	186
Expense reimbursement from Manager	–	5,165	–
Fund shares sold	192	–	58
Investment securities sold	2,990	–	1,231
Total Assets	617,019	25,738	157,805
Liabilities
Accrued management and investment advisory fees	268	7	80
Accrued distribution fees	3	23	2
Accrued directors' expenses	4	914	2
Accrued professional fees	–	4,302	–
Accrued other expenses	5	10	8
Payables:
Fund shares redeemed	901	–	55
Investment securities purchased	1,443	80	917
Total Liabilities	2,624	5,336	1,064
Net Assets Applicable to Outstanding Shares	$614,395	$20,402	$156,741

Net Assets Consist of:
Capital shares and additional paid-in-capital	$312,792	$19,994	$118,910
Accumulated undistributed (overdistributed) net investment income (loss)	3,984	887	2,688
Accumulated undistributed (overdistributed) net realized gain (loss)	115,327	42	(2,922)
Net unrealized appreciation (depreciation) of investments	182,292	(521)	38,065
Total Net Assets	$614,395	$20,402	$156,741
Capital Stock (par value: $.01 per share):
Shares authorized	105,000	200,000,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$599,827	$10,213	$148,937
Shares issued and outstanding	10,413	1,000	6,495
Net Asset Value per share	$57.60	$10.21	$22.93
Class 2: Net Assets	$14,568	$10,189	$7,804
Shares issued and outstanding	254	1,000	344
Net Asset Value per share	$57.25	$10.19	$22.69

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	Principal	Principal	Principal
	LifeTime 2010	LifeTime 2020	LifeTime 2030
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$41,474	$187,256	$117,693
Assets
Investment in affiliated Accounts--at value	$42,736	$191,024	$119,987
Receivables:
Dividends and interest	23	114	62
Fund shares sold	1	87	110
Investment securities sold	41	36	–
Total Assets	42,801	191,261	120,159
Liabilities
Accrued directors' expenses	1	2	1
Accrued professional fees	4	–	–
Accrued other expenses	–	4	4
Payables:
Fund shares redeemed	43	123	87
Investment securities purchased	23	114	85
Total Liabilities	71	243	177
Net Assets Applicable to Outstanding Shares	$42,730	$191,018	$119,982

Net Assets Consist of:
Capital shares and additional paid-in-capital	$40,011	$177,010	$110,660
Accumulated undistributed (overdistributed) net investment income (loss)	1,000	4,077	2,175
Accumulated undistributed (overdistributed) net realized gain (loss)	457	6,163	4,853
Net unrealized appreciation (depreciation) of investments	1,262	3,768	2,294
Total Net Assets	$42,730	$191,018	$119,982
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$42,730	$190,993	$119,940
Shares issued and outstanding	3,400	14,714	10,273
Net Asset Value per share	$12.57	$12.98	$11.68
Class 2: Net Assets	N/A	$25	$42
Shares issued and outstanding		2	4
Net Asset Value per share		$12.94	$11.64

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	Principal	Principal	Principal
	LifeTime 2040	LifeTime 2050	LifeTime 2060
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$46,286	$23,079	$2,606
Assets
Investment in affiliated Accounts--at value	$46,073	$23,077	$2,492
Receivables:
Dividends and interest	12	7	1
Fund shares sold	13	18	1
Investment securities sold	20	–	9
Total Assets	46,118	23,102	2,503
Liabilities
Accrued directors' expenses	1	1	1
Accrued professional fees	4	4	4
Payables:
Fund shares redeemed	34	1	10
Investment securities purchased	12	24	1
Total Liabilities	51	30	16
Net Assets Applicable to Outstanding Shares	$46,067	$23,072	$2,487

Net Assets Consist of:
Capital shares and additional paid-in-capital	$43,927	$21,741	$2,499
Accumulated undistributed (overdistributed) net investment income (loss)	726	355	29
Accumulated undistributed (overdistributed) net realized gain (loss)	1,627	978	73
Net unrealized appreciation (depreciation) of investments	(213)	(2)	(114)
Total Net Assets	$46,067	$23,072	$2,487
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$46,046	$23,037	$2,487
Shares issued and outstanding	3,372	1,752	211
Net Asset Value per share	$13.66	$13.15	$11.80
Class 2: Net Assets	$21	$35	N/A
Shares issued and outstanding	2	3
Net Asset Value per share	$13.62	$13.11

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	Principal
	LifeTime	Real Estate
	Strategic Income	Securities	SAM Balanced
Amounts in thousands, except per share amounts	Account	Account	Portfolio
Investment in securities--at cost	$–	$122,372	$2,117
Investment in affiliated Accounts--at cost	$24,345	$–	$722,380
Assets
Investment in securities--at value	$–	$174,465	$2,117
Investment in affiliated Accounts--at value	25,537	–	799,841
Receivables:
Dividends and interest	16	549	533
Fund shares sold	12	267	208
Investment securities sold	17	–	1,187
Total Assets	25,582	175,281	803,886
Liabilities
Accrued management and investment advisory fees	–	120	150
Accrued distribution fees	–	–	20
Accrued directors' expenses	1	2	4
Accrued professional fees	4	–	–
Accrued other expenses	–	4	4
Payables:
Fund shares redeemed	29	27	1,394
Investment securities purchased	16	–	2,579
Total Liabilities	50	153	4,151
Net Assets Applicable to Outstanding Shares	$25,532	$175,128	$799,735

Net Assets Consist of:
Capital shares and additional paid-in-capital	$23,836	$96,436	$662,290
Accumulated undistributed (overdistributed) net investment income (loss)	694	4,262	17,382
Accumulated undistributed (overdistributed) net realized gain (loss)	(190)	22,337	42,602
Net unrealized appreciation (depreciation) of investments	1,192	52,093	77,461
Total Net Assets	$25,532	$175,128	$799,735
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$25,532	$172,938	$702,457
Shares issued and outstanding	2,205	6,997	46,421
Net Asset Value per share	$11.58	$24.72	$15.13
Class 2: Net Assets	N/A	$2,190	$97,278
Shares issued and outstanding		88	6,497
Net Asset Value per share		$24.78	$14.97

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	SAM
	Conservative	SAM
	Balanced	Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Portfolio	Growth Portfolio	Income Portfolio
Investment in securities--at cost	$1,522	$1	$1,110
Investment in affiliated Accounts--at cost	$193,146	$272,817	$198,995
Assets
Investment in securities--at value	$1,522	$1	$1,110
Investment in affiliated Accounts--at value	208,797	295,763	217,619
Receivables:
Dividends and interest	167	141	257
Fund shares sold	42	16	25
Investment securities sold	82	357	175
Total Assets	210,610	296,278	219,186
Liabilities
Accrued management and investment advisory fees	40	54	41
Accrued distribution fees	4	22	4
Accrued directors' expenses	2	2	2
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	123	373	200
Investment securities purchased	1,639	141	1,330
Total Liabilities	1,812	596	1,581
Net Assets Applicable to Outstanding Shares	$208,798	$295,682	$217,605

Net Assets Consist of:
Capital shares and additional paid-in-capital	$183,369	$257,672	$190,319
Accumulated undistributed (overdistributed) net investment income (loss)	5,688	3,875	8,064
Accumulated undistributed (overdistributed) net realized gain (loss)	4,090	11,189	598
Net unrealized appreciation (depreciation) of investments	15,651	22,946	18,624
Total Net Assets	$208,798	$295,682	$217,605
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$191,081	$190,635	$196,851
Shares issued and outstanding	16,013	10,825	15,295
Net Asset Value per share	$11.93	$17.61	$12.87
Class 2: Net Assets	$17,717	$105,047	$20,754
Shares issued and outstanding	1,502	6,042	1,628
Net Asset Value per share	$11.80	$17.39	$12.75

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2016 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands, except per share amounts	Growth Portfolio	Income Account	Account(a)
Investment in securities--at cost	$1,062	$166,434	$188,078
Investment in affiliated Accounts--at cost	$228,397	$–	$–
Assets
Investment in securities--at value	$1,062	$167,258	$198,067
Investment in affiliated Accounts--at value	238,260	–	–
Cash	–	3	–
Receivables:
Dividends and interest	92	872	189
Expense reimbursement from Manager	–	1	–
Fund shares sold	58	650	3
Investment securities sold	84	347	2,247
Total Assets	239,556	169,131	200,506
Liabilities
Accrued management and investment advisory fees	44	69	134
Accrued distribution fees	20	–	1
Accrued directors' expenses	2	2	2
Accrued other expenses	4	6	10
Payables:
Fund shares redeemed	142	28	561
Investment securities purchased	1,119	878	2,701
Total Liabilities	1,331	983	3,409
Net Assets Applicable to Outstanding Shares	$238,225	$168,148	$197,097

Net Assets Consist of:
Capital shares and additional paid-in-capital	$216,527	$178,963	$185,991
Accumulated undistributed (overdistributed) net investment income (loss)	3,026	5,134	1,900
Accumulated undistributed (overdistributed) net realized gain (loss)	8,809	(16,773)	(783)
Net unrealized appreciation (depreciation) of investments	9,863	824	9,989
Total Net Assets	$238,225	$168,148	$197,097
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$140,323	$165,705	$192,392
Shares issued and outstanding	7,395	63,887	13,980
Net Asset Value per share	$18.98	$2.59	$13.76
Class 2: Net Assets	$97,902	$2,443	$4,705
Shares issued and outstanding	5,220	947	343
Net Asset Value per share	$18.76	$2.58	$13.72

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

		Bond Market	Core Plus
Amounts in thousands	Balanced Account	Index Account	Bond Account(a)
Net Investment Income (Loss)
Income:
Dividends	$306	$–	$38
Withholding tax	(5)	–	–
Interest	270	21,195	4,953
Total Income	571	21,195	4,991
Expenses:
Management and investment advisory fees	128	2,451	660
Custodian fees	9	21	11
Directors' expenses	2	20	4
Professional fees	2	2	2
Other expenses	–	1	1
Total Expenses	141	2,495	678
Net Investment Income (Loss)	430	18,700	4,313

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	475	4,983	(935)
Futures contracts	–	–	560
Short sales	–	(19)	–
Swap agreements	–	–	64
Change in unrealized appreciation/depreciation of:
Investments	75	75,363	11,874
Futures contracts	–	–	537
Swap agreements	–	–	(403)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	550	80,327	11,697
Net Increase (Decrease) in Net Assets Resulting from Operations	$980	$99,027	$16,010

(a)	Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

		Diversified
	Diversified	Balanced Managed	Diversified
Amounts in thousands	Balanced Account	Volatility Account	Growth Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$–
Total Income	–	–	–
Expenses:
Management and investment advisory fees	259	36	808
Distribution Fees - Class 2	1,295	181	4,041
Directors' expenses	11	2	32
Professional fees	1	1	1
Other expenses	1	–	3
Total Expenses	1,567	220	4,885
Net Investment Income (Loss)	(1,567)	(220)	(4,885)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	519	4	(160)
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	44,491	6,056	130,380
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	45,010	6,060	130,220
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,443	$5,840	$125,335

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

	Diversified Growth		Diversified
	Managed Volatility	Diversified	International
Amounts in thousands	Account	Income Account	Account
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$5,304
Withholding tax	–	–	(571)
Interest	–	–	1
Total Income	–	–	4,734
Expenses:
Management and investment advisory fees	66	53	1,090
Distribution Fees - Class 2	330	263	2
Custodian fees	–	–	42
Directors' expenses	4	3	4
Professional fees	1	1	13
Other expenses	–	–	1
Total Expenses	401	320	1,152
Net Investment Income (Loss)	(401)	(320)	3,582

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $3, respectively)	–	–	(2,536)
Investment transactions in affiliated Accounts	6	5	–
Foreign currency transactions	–	–	(13)
Litigation settlement	–	–	240
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $26, respectively)	–	–	(7,925)
Investments in affiliated Accounts	10,165	10,081	–
Translation of assets and liabilities in foreign currencies	–	–	27
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	10,171	10,086	(10,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,770	$9,766	$(6,625)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$8,209	$–	$–
Withholding tax	(171)	–	–
Interest	8	5,173	5,360
Total Income	8,046	5,173	5,360
Expenses:
Management and investment advisory fees	1,300	706	626
Distribution Fees - Class 2	28	3	3
Custodian fees	7	2	2
Directors' expenses	6	4	4
Professional fees	1	2	2
Total Expenses	1,342	717	637
Net Investment Income (Loss)	6,704	4,456	4,723

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,719	(11)	596
Change in unrealized appreciation/depreciation of:
Investments	20,968	5,186	9,679
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	32,687	5,175	10,275
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,391	$9,631	$14,998

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands	Markets Account	Growth Account	Growth Account I
Net Investment Income (Loss)
Income:
Dividends	$1,374	$639	$1,016
Withholding tax	(144)	–	(3)
Interest	1	3	8
Total Income	1,231	642	1,021
Expenses:
Management and investment advisory fees	516	368	909
Distribution Fees - Class 2	–	1	–
Custodian fees	45	1	8
Directors' expenses	2	2	3
Professional fees	13	2	2
Total Gross Expenses	576	374	922
Less: Reimbursement from Manager	–	–	19
Total Net Expenses	576	374	903
Net Investment Income (Loss)	655	268	118

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(6,203)	6,522	3,751
Foreign currency transactions	(56)	–	–
Futures contracts	–	–	250
Litigation settlement	478	–	–
Change in unrealized appreciation/depreciation of:
Investments	9,314	(13,535)	(12,050)
Futures contracts	–	–	19
Translation of assets and liabilities in foreign currencies	3	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,536	(7,013)	(8,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,191	$(6,745)	$(7,912)

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

		LargeCap S&P 500
	LargeCap S&P 500	Managed Volatility	LargeCap
Amounts in thousands	Index Account	Index Account	Value Account
Net Investment Income (Loss)
Income:
Dividends	$22,672	$1,751	$1,952
Interest	25	12	1
Total Income	22,697	1,763	1,953
Expenses:
Management and investment advisory fees	2,566	380	424
Custodian fees	6	7	1
Directors' expenses	20	3	3
Professional fees	2	2	2
Other expenses	12	1	–
Total Expenses	2,606	393	430
Net Investment Income (Loss)	20,091	1,370	1,523

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	17,900	(221)	4,418
Futures contracts	(355)	315	–
Options and swaptions	–	87	–
Change in unrealized appreciation/depreciation of:
Investments	44,191	4,174	(4,784)
Futures contracts	(30)	27	–
Options and swaptions	–	282	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	61,706	4,664	(366)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,797	$6,034	$1,157

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

			Principal
			Capital
		Multi-Asset	Appreciation
Amounts in thousands, except for Multi-Asset Income Account	MidCap Account	Income Account	Account
Net Investment Income (Loss)
Income:
Dividends from Affiliated Accounts	$–	$436	$ –
Dividends	2,233	–	1,437
Withholding tax	(54)	–	–
Interest	1	–	2
Total Income	2,180	436	1,439
Expenses:
Management and investment advisory fees	1,591	4	481
Distribution Fees - Class 2	18	12	9
Custodian fees	3	–	1
Directors' expenses	7	911	3
Professional fees	2	1,502	2
Other expenses	1	3	–
Total Gross Expenses	1,622	2,432	496
Less: Reimbursement from Manager - Class 1	–	1,207	–
Less: Reimbursement from Manager - Class 2	–	1,204	–
Total Net Expenses	1,622	21	496
Net Investment Income (Loss)	558	415	943

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	15,123	–	(2,891)
Change in unrealized appreciation/depreciation of:
Investments	8,877	–	5,731
Investments in affiliated Accounts	–	559	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	24,000	559	2,840
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,558	$974	$3,783

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Account	2020 Account	2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$105	$431	$195
Total Income	105	431	195
Expenses:
Management and investment advisory fees	2	9	5
Directors' expenses	2	3	2
Professional fees	1	1	1
Total Expenses	5	13	8
Net Investment Income (Loss)	100	418	187

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	258	(271)	27
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	958	4,711	2,146
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	1,216	4,440	2,173
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,316	$4,858	$2,360

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2040 Account	2050 Account	2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$41	$19	$2
Total Income	41	19	2
Expenses:
Management and investment advisory fees	2	1	–
Directors' expenses	2	1	1
Professional fees	1	1	1
Total Gross Expenses	5	3	2
Less: Reimbursement from Manager - Class 1	–	–	1
Total Net Expenses	5	3	1
Net Investment Income (Loss)	36	16	1

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	(142)	(71)	(7)
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	644	117	29
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	502	46	22
Net Increase (Decrease) in Net Assets Resulting from Operations	$538	$62	$23

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

	Principal LifeTime
	Strategic	Real Estate	SAM Balanced
Amounts in thousands	Income Account	Securities Account	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$72	$–	$1,944
Dividends	–	2,412	–
Interest	–	1	–
Total Income	72	2,413	1,944
Expenses:
Management and investment advisory fees	1	702	908
Distribution Fees - Class 2	N/A	3	118
Custodian fees	–	1	–
Directors' expenses	1	3	9
Professional fees	1	2	1
Other expenses	–	–	1
Total Expenses	3	711	1,037
Net Investment Income (Loss)	69	1,702	907

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	8,890	–
Investment transactions in affiliated Accounts	(39)	–	(1,711)
Change in unrealized appreciation/depreciation of:
Investments	–	7,101	–
Investments in affiliated Accounts	907	–	24,087
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	868	15,991	22,376
Net Increase (Decrease) in Net Assets Resulting from Operations	$937	$17,693	$23,283

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$760	$319	$1,267
Total Income	760	319	1,267
Expenses:
Management and investment advisory fees	234	329	246
Distribution Fees - Class 2	22	127	26
Directors' expenses	3	4	3
Professional fees	1	1	1
Total Expenses	260	461	276
Net Investment Income (Loss)	500	(142)	991

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	(1,216)	(3,139)	(836)
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	7,861	9,706	9,994
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	6,645	6,567	9,158
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,145	$6,425	$10,149

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. Six Months Ended June 30, 2016 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands	Growth Portfolio	Income Account	Account(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$179	$–	$ –
Dividends	–	–	2,102
Interest	–	1,962	4
Total Income	179	1,962	2,106
Expenses:
Management and investment advisory fees	263	405	795
Distribution Fees - Class 2	117	2	5
Custodian fees	–	4	–
Directors' expenses	3	3	3
Professional fees	1	2	2
Total Gross Expenses	384	416	805
Less: Reimbursement from Manager - Class 1	–	8	–
Total Net Expenses	384	408	805
Net Investment Income (Loss)	(205)	1,554	1,301

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	158	(9,056)
Investment transactions in affiliated Accounts	(2,825)	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	1,804	10,187
Investments in affiliated Accounts	6,338	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,513	1,962	1,131
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,308	$3,516	$2,432

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Balanced Account		Bond Market Index Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$430	$827	$18,700	$32,850
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	475	2,319	4,964	2,717
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	75	(2,899)	75,363	(33,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	980	247	99,027	1,799

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(844)	–	(28,036)
From net realized gain on investments:
Class 1	–	(3,238)	–	–
Total Dividends and Distributions	–	(4,082)	–	(28,036)

Capital Share Transactions
Shares sold:
Class 1	424	1,479	217,360	456,166
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,082	–	28,036
Shares redeemed:
Class 1	(2,655)	(8,060)	(163,727)	(255,113)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,231)	(2,499)	53,633	229,089
Total Increase (Decrease)	(1,251)	(6,334)	152,660	202,852

Net Assets
Beginning of period	44,254	50,588	1,937,655	1,734,803
End of period (including undistributed net investment income as set forth below)	$43,003	$44,254	$2,090,315	$1,937,655
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,274	$844	$55,963	$37,263

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	24	77	20,719	44,079
Shares issued in reinvestment of dividends and distributions:
Class 1	–	224	–	2,746
Shares redeemed:
Class 1	(149)	(427)	(15,769)	(24,742)
Net Increase (Decrease)	(125)	(126)	4,950	22,083

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Core Plus Bond Account(a)		Diversified Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015 (b)	30, 2016	31, 2015
Operations
Net investment income (loss)	$4,313	$8,650	$(1,567)	$13,381
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(311)	(1,599)	519	10,200
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	12,008	(8,023)	44,491	(22,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,010	(972)	43,443	1,487

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,626)	N/A	N/A
Class 2	–	(1)	–	(10,360)
From net realized gain on investments:
Class 2	–	–	–	(11,596)
Total Dividends and Distributions	–	(9,627)	–	(21,956)

Capital Share Transactions
Shares sold:
Class 1	33,144	25,822	N/A	N/A
Class 2	12	40	27,467	64,227
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,626	N/A	N/A
Class 2	–	1	–	21,956
Shares redeemed:
Class 1	(33,175)	(56,554)	N/A	N/A
Class 2	–	(11)	(23,268)	(45,709)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19)	(21,076)	4,199	40,474
Total Increase (Decrease)	15,991	(31,675)	47,642	20,005

Net Assets
Beginning of period	290,060	321,735	1,031,111	1,011,106
End of period (including undistributed net investment income as set forth below)	$306,051	$290,060	$1,078,753	$1,031,111
Undistributed (Overdistributed) Net Investment Income (Loss)	$12,954	$8,641	$11,807	$13,374

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,896	2,256	N/A	N/A
Class 2	1	4	1,933	4,450
Shares issued in reinvestment of dividends and distributions:
Class 1	–	863	N/A	N/A
Class 2	–	–	–	1,533
Shares redeemed:
Class 1	(2,917)	(4,963)	N/A	N/A
Class 2	–	(1)	(1,630)	(3,181)
Net Increase (Decrease)	(20)	(1,841)	303	2,802

(a)	Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account.
(b)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Balanced
Amounts in thousands	Managed Volatility Account		Diversified Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$(220)	$1,065	$(4,885)	$42,285
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	4	885	(160)	38,726
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	6,056	(2,470)	130,380	(79,942)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,840	(520)	125,335	1,069

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(1,010)	–	(31,927)
From net realized gain on investments:
Class 2	–	(889)	–	(39,243)
Total Dividends and Distributions	–	(1,899)	–	(71,170)

Capital Share Transactions
Shares sold:
Class 2	13,995	60,772	110,398	359,378
Shares issued in reinvestment of dividends and distributions:
Class 2	–	1,899	–	71,170
Shares redeemed:
Class 2	(3,444)	(6,395)	(37,556)	(39,674)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,551	56,276	72,842	390,874
Total Increase (Decrease)	16,391	53,857	198,177	320,773

Net Assets
Beginning of period	138,384	84,527	3,201,495	2,880,722
End of period (including undistributed net investment income as set forth below)	$154,775	$138,384	$3,399,672	$3,201,495
Undistributed (Overdistributed) Net Investment Income (Loss)	$844	$1,064	$37,398	$42,283

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	1,298	5,556	7,354	23,218
Shares issued in reinvestment of dividends and distributions:
Class 2	–	175	–	4,627
Shares redeemed:
Class 2	(321)	(593)	(2,457)	(2,612)
Net Increase (Decrease)	977	5,138	4,897	25,233

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Growth Managed
Amounts in thousands	Volatility Account		Diversified Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$(401)	$1,718	$(320)	$2,298
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	6	2,049	5	1,333
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	10,165	(5,003)	10,081	(3,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,770	(1,236)	9,766	70

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(2,225)	–	(1,447)
From net realized gain on investments:
Class 2	–	(2,050)	–	(1,285)
Total Dividends and Distributions	–	(4,275)	–	(2,732)

Capital Share Transactions
Shares sold:
Class 2	29,499	108,374	29,164	51,346
Shares issued in reinvestment of dividends and distributions:
Class 2	–	4,275	–	2,732
Shares redeemed:
Class 2	(4,408)	(6,199)	(9,588)	(21,216)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,091	106,450	19,576	32,862
Total Increase (Decrease)	34,861	100,939	29,342	30,200

Net Assets
Beginning of period	252,611	151,672	198,762	168,562
End of period (including undistributed net investment income as set forth below)	$287,472	$252,611	$228,104	$198,762
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,315	$1,716	$1,977	$2,297

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	2,735	9,801	2,428	4,273
Shares issued in reinvestment of dividends and distributions:
Class 2	–	389	–	228
Shares redeemed:
Class 2	(411)	(573)	(793)	(1,762)
Net Increase (Decrease)	2,324	9,617	1,635	2,739

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$3,582	$6,425	$6,704	$14,903
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(2,309)	30,288	11,719	28,852
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(7,898)	(32,671)	20,968	(66,010)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,625)	4,042	39,391	(22,255)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,388)	–	(13,573)
Class 2	–	(32)	–	(555)
Total Dividends and Distributions	–	(7,420)	–	(14,128)

Capital Share Transactions
Shares sold:
Class 1	6,409	16,905	10,698	37,699
Class 2	34	348	243	1,801
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,388	–	13,573
Class 2	–	32	–	555
Shares redeemed:
Class 1	(21,692)	(176,857)	(44,122)	(102,756)
Class 2	(34)	(238)	(1,529)	(3,046)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,283)	(152,422)	(34,710)	(52,174)
Total Increase (Decrease)	(21,908)	(155,800)	4,681	(88,557)

Net Assets
Beginning of period	274,660	430,460	536,341	624,898
End of period (including undistributed net investment income as set forth below)	$252,752	$274,660	$541,022	$536,341
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,109	$5,527	$24,399	$17,695

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	485	1,167	489	1,674
Class 2	3	24	11	80
Shares issued in reinvestment of dividends and distributions:
Class 1	–	513	–	600
Class 2	–	2	–	25
Shares redeemed:
Class 1	(1,639)	(12,171)	(1,987)	(4,521)
Class 2	(3)	(16)	(70)	(136)
Net Increase (Decrease)	(1,154)	(10,481)	(1,557)	(2,278)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$4,456	$7,956	$4,723	$9,878
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(11)	1,203	596	2,468
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	5,186	(6,505)	9,679	(14,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,631	2,654	14,998	(1,712)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,930)	–	(11,705)
Class 2	–	(58)	–	(108)
From net realized gain on investments:
Class 1	–	(402)	–	–
Class 2	–	(2)	–	–
Total Dividends and Distributions	–	(10,392)	–	(11,813)

Capital Share Transactions
Shares sold:
Class 1	10,636	16,889	3,201	11,316
Class 2	1,096	1,035	678	45
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,332	–	11,705
Class 2	–	60	–	108
Shares redeemed:
Class 1	(46,330)	(47,392)	(35,417)	(30,469)
Class 2	(151)	(115)	(67)	(617)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(34,749)	(19,191)	(31,605)	(7,912)
Total Increase (Decrease)	(25,118)	(26,929)	(16,607)	(21,437)

Net Assets
Beginning of period	288,496	315,425	257,196	278,633
End of period (including undistributed net investment income as set forth below)	$263,378	$288,496	$240,589	$257,196
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,560	$9,104	$14,018	$9,295

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,027	1,625	305	1,049
Class 2	106	98	64	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,018	–	1,129
Class 2	–	6	–	10
Shares redeemed:
Class 1	(4,455)	(4,568)	(3,352)	(2,866)
Class 2	(15)	(11)	(6)	(57)
Net Increase (Decrease)	(3,337)	(1,832)	(2,989)	(731)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International Emerging
Amounts in thousands	Markets Account		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015 (a)	30, 2016	31, 2015
Operations
Net investment income (loss)	$655	$1,166	$268	$285
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(5,781)	(6,376)	6,522	4,953
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	9,317	(8,516)	(13,535)	862
Net Increase (Decrease) in Net Assets Resulting from Operations	4,191	(13,726)	(6,745)	6,100

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,655)	–	(173)
Total Dividends and Distributions	–	(1,655)	–	(173)

Capital Share Transactions
Shares sold:
Class 1	3,726	11,049	3,100	6,552
Class 2	26	46	503	504
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,655	–	173
Shares redeemed:
Class 1	(6,173)	(14,985)	(13,463)	(17,325)
Class 2	–	–	(410)	(108)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,421)	(2,235)	(10,270)	(10,204)
Total Increase (Decrease)	1,770	(17,616)	(17,015)	(4,277)

Net Assets
Beginning of period	85,475	103,091	119,475	123,752
End of period (including undistributed net investment income as set forth below)	$87,245	$85,475	$102,460	$119,475
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,652	$997	$553	$285

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	294	743	130	256
Class 2	2	3	20	20
Shares issued in reinvestment of dividends and distributions:
Class 1	–	117	–	7
Shares redeemed:
Class 1	(485)	(1,005)	(553)	(676)
Class 2	–	–	(17)	(4)
Net Increase (Decrease)	(189)	(142)	(420)	(397)

(a)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			LargeCap S&P 500
Amounts in thousands	LargeCap Growth Account I		Index Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015 (a)	30, 2016	31, 2015 (a)
Operations
Net investment income (loss)	$118	$180	$20,091	$36,196
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	4,001	20,379	17,545	53,618
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(12,031)	(2,393)	44,161	(61,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,912)	18,166	81,797	28,095

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(562)	–	(29,180)
Class 2	–	(1)	–	(1)
From net realized gain on investments:
Class 1	–	(37,084)	–	(23,947)
Class 2	–	(62)	–	(1)
Total Dividends and Distributions	–	(37,709)	–	(53,129)

Capital Share Transactions
Shares sold:
Class 1	13,008	23,800	148,571	354,977
Class 2	384	523	67	163
Shares issued in reinvestment of dividends and distributions:
Class 1	–	37,646	–	53,127
Class 2	–	63	–	2
Shares redeemed:
Class 1	(16,911)	(29,218)	(106,272)	(212,649)
Class 2	(374)	(13)	(20)	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,893)	32,801	42,346	195,619
Total Increase (Decrease)	(11,805)	13,258	124,143	170,585

Net Assets
Beginning of period	252,887	239,629	2,033,620	1,863,035
End of period (including undistributed net investment income as set forth below)	$241,082	$252,887	$2,157,763	$2,033,620
Undistributed (Overdistributed) Net Investment Income (Loss)	$118	$–	$56,489	$36,398

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	520	846	10,723	24,799
Class 2	16	17	5	11
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,415	–	3,629
Class 2	–	2	–	–
Shares redeemed:
Class 1	(675)	(1,027)	(7,416)	(14,626)
Class 2	(15)	–	(1)	–
Net Increase (Decrease)	(154)	1,253	3,311	13,813

(a)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500 Managed
Amounts in thousands	Volatility Index Account		LargeCap Value Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015 (a)
Operations
Net investment income (loss)	$1,370	$1,976	$1,523	$2,669
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	181	503	4,418	4,309
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	4,483	(1,200)	(4,784)	(8,693)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,034	1,279	1,157	(1,715)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(2,487)
From net realized gain on investments:
Class 1	–	(567)	–	(18,013)
Class 2	N/A	N/A	–	(2)
Total Dividends and Distributions	–	(567)	–	(20,502)

Capital Share Transactions
Shares sold:
Class 1	22,791	77,842	2,283	5,397
Class 2	N/A	N/A	4	20
Shares issued in reinvestment of dividends and distributions:
Class 1	–	567	–	20,500
Class 2	N/A	N/A	–	2
Shares redeemed:
Class 1	(7,181)	(14,703)	(18,261)	(21,295)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,610	63,706	(15,974)	4,624
Total Increase (Decrease)	21,644	64,418	(14,817)	(17,593)

Net Assets
Beginning of period	161,654	97,236	153,080	170,673
End of period (including undistributed net investment income as set forth below)	$183,298	$161,654	$138,263	$153,080
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,345	$1,975	$4,153	$2,630

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,070	6,940	81	170
Class 2	N/A	N/A	–	1
Shares issued in reinvestment of dividends and distributions:
Class 1	–	49	–	686
Shares redeemed:
Class 1	(644)	(1,312)	(639)	(663)
Net Increase (Decrease)	1,426	5,677	(558)	194

(a)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands, except for Multi-Asset Income Account	MidCap Account		Multi-Asset Income Account
	Period	Year Ended	Period	Period Ended
	Ended June	December	Ended June	December 31,
	30, 2016	31, 2015	30, 2016	2015 (a)
Operations
Net investment income (loss)	$558	$2,468	$415	$466
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	15,123	100,918	–	42
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	8,877	(90,200)	559	(1,080)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,558	13,186	974	(572)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,384)	–	–
Class 2	–	(44)	–	–
From net realized gain on investments:
Class 1	–	(69,262)	–	–
Class 2	–	(1,683)	–	–
Total Dividends and Distributions	–	(74,373)	–	–

Capital Share Transactions
Shares sold:
Class 1	5,887	23,039	–	10,000
Class 2	125	433	–	10,000
Shares issued in reinvestment of dividends and distributions:
Class 1	–	72,646	–	–
Class 2	–	1,727	–	–
Shares redeemed:
Class 1	(47,501)	(95,380)	–	–
Class 2	(1,354)	(1,394)	–	–
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(42,843)	1,071	–	20,000
Total Increase (Decrease)	(18,285)	(60,116)	974	19,428

Net Assets
Beginning of period	632,680	692,796	19,428	–
End of period (including undistributed net investment income as set forth below)	$614,395	$632,680	$20,402	$19,428
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,984	$3,426	$887	$472

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	108	381	–	1,000
Class 2	2	7	–	1,000
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,237	–	–
Class 2	–	30	–	–
Shares redeemed:
Class 1	(873)	(1,574)	–	–
Class 2	(25)	(24)	–	–
Net Increase (Decrease)	(788)	57	–	2,000

(a)	Period from July 28, 2015, date operations commenced, through December 31, 2015.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital		Principal
Amounts in thousands	Appreciation Account		LifeTime 2010 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$943	$1,733	$100	$901
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(2,891)	1,188	258	1,263
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	5,731	(2,462)	958	(2,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,783	459	1,316	(464)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(404)	–	(986)
Class 2	–	(3)	N/A	N/A
From net realized gain on investments:
Class 1	–	(2,851)	–	–
Class 2	–	(134)	N/A	N/A
Total Dividends and Distributions	–	(3,392)	–	(986)

Capital Share Transactions
Shares sold:
Class 1	2,020	3,759	4,842	5,796
Class 2	714	702	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	139,230	N/A	N/A
Class 2	N/A	1,001	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,255	–	986
Class 2	–	137	N/A	N/A
Shares redeemed:
Class 1	(11,399)	(21,791)	(4,560)	(11,512)
Class 2	(626)	(1,192)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,291)	125,101	282	(4,730)
Total Increase (Decrease)	(5,508)	122,168	1,598	(6,180)

Net Assets
Beginning of period	162,249	40,081	41,132	47,312
End of period (including undistributed net investment income as set forth below)	$156,741	$162,249	$42,730	$41,132
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,688	$1,745	$1,000	$900

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	93	169	397	456
Class 2	33	30	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	6,089	N/A	N/A
Class 2	N/A	44	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	143	–	79
Class 2	–	6	N/A	N/A
Shares redeemed:
Class 1	(520)	(967)	(374)	(912)
Class 2	(28)	(53)	N/A	N/A
Net Increase (Decrease)	(422)	5,461	23	(377)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2020 Account		LifeTime 2030 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015 (a)	30, 2016	31, 2015 (a)
Operations
Net investment income (loss)	$418	$3,660	$187	$1,988
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(271)	6,614	27	4,932
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	4,711	(12,276)	2,146	(8,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,858	(2,002)	2,360	(1,232)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,282)	–	(3,046)
Class 2	–	(1)	–	–
From net realized gain on investments:
Class 1	–	(9,330)	–	(4,446)
Class 2	–	(1)	–	(1)
Total Dividends and Distributions	–	(14,614)	–	(7,493)

Capital Share Transactions
Shares sold:
Class 1	11,576	23,798	11,455	18,970
Class 2	–	26	16	28
Shares issued in reinvestment of dividends and distributions:
Class 1	–	14,612	–	7,492
Class 2	–	2	–	1
Shares redeemed:
Class 1	(16,427)	(42,280)	(10,565)	(18,013)
Class 2	(1)	–	(1)	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,852)	(3,842)	905	8,477
Total Increase (Decrease)	6	(20,458)	3,265	(248)

Net Assets
Beginning of period	191,012	211,470	116,717	116,965
End of period (including undistributed net investment income as set forth below)	$191,018	$191,012	$119,982	$116,717
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,077	$3,659	$2,175	$1,988

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	922	1,743	1,024	1,550
Class 2	–	2	2	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,118	–	630
Shares redeemed:
Class 1	(1,320)	(3,106)	(941)	(1,465)
Net Increase (Decrease)	(398)	(243)	85	717

(a)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2040 Account		LifeTime 2050 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015 (a)	30, 2016	31, 2015 (a)
Operations
Net investment income (loss)	$36	$690	$16	$339
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(142)	1,810	(71)	1,071
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	644	(2,974)	117	(1,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	538	(474)	62	(119)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,129)	–	(602)
Class 2	–	–	–	(1)
From net realized gain on investments:
Class 1	–	(1,632)	–	(1,069)
Class 2	–	(1)	–	(1)
Total Dividends and Distributions	–	(2,762)	–	(1,673)

Capital Share Transactions
Shares sold:
Class 1	5,836	12,548	2,142	6,576
Class 2	11	11	–	37
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,761	–	1,671
Class 2	–	1	–	2
Shares redeemed:
Class 1	(5,589)	(9,118)	(2,669)	(4,753)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	258	6,203	(527)	3,533
Total Increase (Decrease)	796	2,967	(465)	1,741

Net Assets
Beginning of period	45,271	42,304	23,537	21,796
End of period (including undistributed net investment income as set forth below)	$46,067	$45,271	$23,072	$23,537
Undistributed (Overdistributed) Net Investment Income (Loss)	$726	$690	$355	$339

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	446	871	169	473
Class 2	1	1	–	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	196	–	123
Shares redeemed:
Class 1	(420)	(639)	(215)	(335)
Net Increase (Decrease)	27	429	(46)	264

(a)	Period from May 1, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal LifeTime
Amounts in thousands	LifeTime 2060 Account		Strategic Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$1	$28	$69	$625
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(7)	80	(39)	708
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	29	(150)	907	(1,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	23	(42)	937	(209)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(22)	–	(608)
From net realized gain on investments:
Class 1	–	(32)	–	–
Total Dividends and Distributions	–	(54)	–	(608)

Capital Share Transactions
Shares sold:
Class 1	613	1,759	2,368	3,369
Shares issued in reinvestment of dividends and distributions:
Class 1	–	54	–	608
Shares redeemed:
Class 1	(246)	(445)	(2,225)	(8,724)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	367	1,368	143	(4,747)
Total Increase (Decrease)	390	1,272	1,080	(5,564)

Net Assets
Beginning of period	2,097	825	24,452	30,016
End of period (including undistributed net investment income as set forth below)	$2,487	$2,097	$25,532	$24,452
Undistributed (Overdistributed) Net Investment Income (Loss)	$29	$28	$694	$625

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	55	142	211	292
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5	–	54
Shares redeemed:
Class 1	(22)	(36)	(199)	(760)
Net Increase (Decrease)	33	111	12	(414)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Real Estate
Amounts in thousands	Securities Account		SAM Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$1,702	$2,514	$907	$16,480
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	8,890	14,073	(1,711)	50,604
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	7,101	(10,156)	24,087	(73,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,693	6,431	23,283	(6,432)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,423)	–	(22,820)
Class 2	–	(27)	–	(2,672)
From net realized gain on investments:
Class 1	–	(4,938)	–	(58,520)
Class 2	–	(56)	–	(7,497)
Total Dividends and Distributions	–	(7,444)	–	(91,509)

Capital Share Transactions
Shares sold:
Class 1	9,275	18,700	9,074	24,942
Class 2	348	1,699	3,845	9,886
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,361	–	81,340
Class 2	–	83	–	10,169
Shares redeemed:
Class 1	(13,086)	(32,474)	(60,108)	(113,505)
Class 2	(388)	(263)	(5,807)	(12,203)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,851)	(4,894)	(52,996)	629
Total Increase (Decrease)	13,842	(5,907)	(29,713)	(97,312)

Net Assets
Beginning of period	161,286	167,193	829,448	926,760
End of period (including undistributed net investment income as set forth below)	$175,128	$161,286	$799,735	$829,448
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,262	$2,560	$17,382	$16,475

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	411	826	616	1,554
Class 2	16	75	267	616
Shares issued in reinvestment of dividends and distributions:
Class 1	–	339	–	5,380
Class 2	–	4	–	678
Shares redeemed:
Class 1	(588)	(1,458)	(4,106)	(7,117)
Class 2	(17)	(12)	(402)	(762)
Net Increase (Decrease)	(178)	(226)	(3,625)	349

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Conservative
Amounts in thousands	Balanced Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$500	$5,189	$(142)	$4,017
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(1,216)	8,204	(3,139)	18,450
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	7,861	(14,940)	9,706	(25,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,145	(1,547)	6,425	(3,512)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(6,438)	–	(4,461)
Class 2	–	(547)	–	(2,142)
From net realized gain on investments:
Class 1	–	(9,390)	–	(12,644)
Class 2	–	(857)	–	(6,779)
Total Dividends and Distributions	–	(17,232)	–	(26,026)

Capital Share Transactions
Shares sold:
Class 1	6,690	18,108	6,830	20,596
Class 2	579	4,029	3,512	13,112
Shares issued in reinvestment of dividends and distributions:
Class 1	–	15,828	–	17,105
Class 2	–	1,404	–	8,921
Shares redeemed:
Class 1	(15,737)	(29,800)	(14,353)	(23,015)
Class 2	(1,238)	(2,783)	(4,469)	(10,666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,706)	6,786	(8,480)	26,053
Total Increase (Decrease)	(2,561)	(11,993)	(2,055)	(3,485)

Net Assets
Beginning of period	211,359	223,352	297,737	301,222
End of period (including undistributed net investment income as set forth below)	$208,798	$211,359	$295,682	$297,737
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,688	$5,188	$3,875	$4,017

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	578	1,476	406	1,102
Class 2	51	326	211	708
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,341	–	958
Class 2	–	120	–	505
Shares redeemed:
Class 1	(1,365)	(2,420)	(845)	(1,231)
Class 2	(107)	(229)	(265)	(577)
Net Increase (Decrease)	(843)	614	(493)	1,465

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
Amounts in thousands
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$991	$7,074	$(205)	$3,232
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(836)	5,358	(2,825)	14,756
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	9,994	(15,437)	6,338	(22,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,149	(3,005)	3,308	(4,300)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,549)	–	(3,221)
Class 2	–	(733)	–	(1,996)
From net realized gain on investments:
Class 1	–	(5,112)	–	(10,578)
Class 2	–	(529)	–	(7,305)
Total Dividends and Distributions	–	(13,923)	–	(23,100)

Capital Share Transactions
Shares sold:
Class 1	6,297	16,242	7,302	22,084
Class 2	831	7,048	4,345	10,077
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12,661	–	13,799
Class 2	–	1,262	–	9,301
Shares redeemed:
Class 1	(19,464)	(28,075)	(11,165)	(16,304)
Class 2	(2,144)	(5,419)	(3,567)	(8,864)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,480)	3,719	(3,085)	30,093
Total Increase (Decrease)	(4,331)	(13,209)	223	2,693

Net Assets
Beginning of period	221,936	235,145	238,002	235,309
End of period (including undistributed net investment income as set forth below)	$217,605	$221,936	$238,225	$238,002
Undistributed (Overdistributed) Net Investment Income (Loss)	$8,064	$7,073	$3,026	$3,231

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	503	1,243	402	1,080
Class 2	69	536	241	498
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,011	–	712
Class 2	–	102	–	484
Shares redeemed:
Class 1	(1,574)	(2,174)	(614)	(798)
Class 2	(175)	(416)	(197)	(442)
Net Increase (Decrease)	(1,177)	302	(168)	1,534

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Account(a)
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015 (b)
Operations
Net investment income (loss)	$1,554	$3,583	$1,301	$581
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	158	(32)	(9,056)	8,464
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	1,804	(1,547)	10,187	(19,142)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,516	2,004	2,432	(10,097)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,419)	–	(139)
Class 2	–	(40)	–	(3)
From net realized gain on investments:
Class 1	–	–	–	(6,835)
Class 2	–	–	–	(147)
Total Dividends and Distributions	–	(4,459)	–	(7,124)

Capital Share Transactions
Shares sold:
Class 1	19,318	23,745	4,657	9,007
Class 2	1,179	1,163	308	1,824
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	166,992
Class 2	N/A	N/A	N/A	4,615
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,419	–	6,974
Class 2	–	40	–	150
Shares redeemed:
Class 1	(17,922)	(132,587)	(19,964)	(25,589)
Class 2	(261)	(594)	(203)	(1,567)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,314	(103,814)	(15,202)	162,406
Total Increase (Decrease)	5,830	(106,269)	(12,770)	145,185

Net Assets
Beginning of period	162,318	268,587	209,867	64,682
End of period (including undistributed net investment income as set forth below)	$168,148	$162,318	$197,097	$209,867
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,134	$3,580	$1,900	$599

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	7,520	9,199	364	627
Class 2	461	449	25	121
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	11,187
Class 2	N/A	N/A	N/A	309
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,740	–	475
Class 2	–	16	–	10
Shares redeemed:
Class 1	(6,994)	(51,006)	(1,543)	(1,754)
Class 2	(102)	(231)	(16)	(106)
Net Increase (Decrease)	885	(39,833)	(1,170)	10,869

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(b)	Period from February 17, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 17, 2015, the initial purchase of $10,000 of Class 2 shares of SmallCap Account was made by Principal Management Corporation (the “Manager”).

Effective April 17, 2015, Principal Capital Appreciation Account acquired all the assets and assumed all the liabilities of LargeCap Blend Account II pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 16,768,000 shares from LargeCap Blend Account II for 6,133,000 shares valued at $140,231,000 of Principal Capital Appreciation Account at an approximate exchange rate of .37 for Class 1 and Class 2 shares. The investment securities of LargeCap Blend Account II, with a fair value of approximately $133,987,000 and a cost of $121,386,000, were the primary asset acquired by Principal Capital Appreciation Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Account were recorded at fair value; however the cost basis of the investments received from LargeCap Blend Account II was carried forward to align ongoing reporting of Principal Capital Appreciation Account. The aggregate net assets of LargeCap Blend Account II and Principal Capital Appreciation Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $140,231,000 ($1,448,000 of accumulated realized losses and $12,601,000 of unrealized appreciation) and $40,552,000, respectively. The aggregate net assets of Principal Capital Appreciation Account immediately following the acquisition were $180,783,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for Principal Capital Appreciation Account, Principal Capital Appreciation Account’s pro forma results of operations for the year ended December 31, 2015, would have been $2,211,000 of net investment income, $139,000 of net realized and unrealized gain on investments, and $2,350,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Account II that have been included in Principal Capital Appreciation Account’s statement of operations since April 17, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

1. Organization (Continued)

Effective April 17, 2015, SmallCap Account acquired all the assets and assumed all the liabilities of SmallCap Growth Account II and SmallCap Value Account I pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,083,000 and 7,295,000 shares from SmallCap Growth Account II and SmallCap Value Account I, respectively for 4,587,000 and 6,909,000 shares valued at $68,471,000 and $103,136,000 of SmallCap Account at an approximate exchange rate of 1.13 and 1.10 for Class 1 and Class 2 shares and .95 and .94 for Class 1 and Class 2 shares, respectively. The investment securities of SmallCap Growth Account II, with a fair value of approximately $65,319,000 and a cost of $64,126,000, and the investment securities of SmallCap Value Account I with a fair value of approximately $98,490,000 and a cost of $95,480,000 were the primary asset acquired by SmallCap Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by SmallCap Account were recorded at fair value; however the cost basis of the investments received from SmallCap Growth Account II and SmallCap Value Account I were carried forward to align ongoing reporting of SmallCap Account. The aggregate net assets of SmallCap Growth Account II, SmallCap Value Account I and SmallCap Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $68,471,000 ($194,000 of accumulated realized gain and $1,193,000 of unrealized appreciation) $103,136,000 ($665,000 of accumulated realized losses and $3,010,000 of unrealized appreciation) and $68,436,000, respectively. The aggregate net assets of SmallCap Account immediately following the acquisition were $240,043,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for SmallCap Account, SmallCap Account’s pro forma results of operations for the year ended December 31, 2015, would have been $974,000 of net investment income, $4,922,000 of net realized and unrealized loss on investments, and $3,948,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Account II and SmallCap Value Account I that have been included in SmallCap Account’s statement of operations since April 17, 2015.

Effective May 1, 2015, the initial purchases of $10,000 of Class 2 shares of Core Plus Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account and Principal LifeTime 2050 Account were made by the Manager.

Effective July 28, 2015, the initial purchases of $10,000 of Class 1 and Class 2 shares of Multi-Asset Income Account were made by the Manager.

Effective April 8, 2016, Money Market Account liquidated its net assets and proceeds were sent to shareholders. Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account. Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc., Principal Funds, Inc. and Principal Exchange-Traded Funds (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified		International
International Account		Emerging Markets Account
Euro	23.3%	Hong Kong Dollar	19.9%
Japanese Yen	15.1	South Korean Won	14.4
Canadian Dollar	12.0	New Taiwan Dollar	12.7
British Pound Sterling	10.9	South African Rand	7.8
Swiss Franc	6.0	Indian Rupee	7.7
Hong Kong Dollar	5.0	Brazilian Real	7.6

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account and Multi-Asset Income Account (collectively, the “Fund of Funds”) bears directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2016, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2016, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $26,000 and International Emerging Markets Account had no foreign tax refund receivable and had no deferred tax liability relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2016, Diversified International Account, LargeCap Growth Account, LargeCap Value Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Bond Market Index Account, Core Plus Bond Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, Principal Capital Appreciation Account, and SmallCap Account each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations. There were no outstanding borrowings as of June 30, 2016.

In addition, certain of the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2016.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended June 30, 2016, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of year	410	$355
Options written	7,170	6,901
Options expired	(4,625)	(4,460)
Options closed	(2,555)	(2,412)
Options exercised	—	—
Balance at end of period	400	$384

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2016, the Accounts had no unfunded loan commitments outstanding.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2016, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Account	Shares Owned	Account	Shares Owned
Bond Market Index Account	99.82%	LargeCap S&P 500 Index Account	90.87%
Core Plus Bond Account	23.23	LargeCap S&P 500 Managed Volatility Index Account	100.00
Equity Income Account	34.67	MidCap Account	13.20
Government & High Quality Bond Account	35.07	Short-Term Income Account	10.79
Income Account	94.89

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$382*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$636*	Payables, Net Assets Consist of Net unrealized	$38*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	636		$420

LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$	— Payables, Net Assets Consist of Net unrealized	$14	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$211* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$413* Payables, Net Assets Consist of Net unrealized	$158
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
*Includes cumulative unrealized appreciation/depreciation of exchange cleared swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Account
Credit contracts	Net realized gain (loss) from Swap	$64	$(403)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures	$560	$537
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$624	$134
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$250	$19
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$(355)	$(30)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$(66)	$(35)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, and Options and
	swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Core Plus Bond Account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2016.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. In the Core Plus Bond Account, $398,100 was transferred from Level 2 to Level 1 as of June 30, 2016 due to the resumption of trading for a previous thinly traded security.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds*	$—	$10,343	$15	$10,358
Common Stocks*	25,453	—	—	25,453
Investment Companies*	767	—	—	767
Senior Floating Rate Interests*	—	32	—	32
U.S. Government & Government Agency Obligations*	—	7,697	—	7,697
Total investments in securities $	26,220	$18,072	$15	$44,307

Bond Market Index Account
Bonds*	$—	$710,104	$—	$710,104
Investment Companies*	155,216	—	—	155,216
Municipal Bonds*	—	20,146	—	20,146
U.S. Government & Government Agency Obligations*	—	1,353,146	—	1,353,146
Total investments in securities $	155,216	$2,083,396	$—	$2,238,612
Short Sales
U.S. Government & Government Agency Obligations	$—	$(510)	$—	$(510)
Total Short Sales $	—	$(510)	$—	$(510)

Core Plus Bond Account
Bonds*	$—	$190,709	$75	$190,784
Convertible Bonds*	—	86	—	86
Investment Companies*	18,608	—	—	18,608
Preferred Stocks	1,389	—	—	1,389
Senior Floating Rate Interests*	—	5,927	—	5,927
U.S. Government & Government Agency Obligations*	—	113,061	—	113,061
Total investments in securities $	19,997	$309,783	$75	$329,855

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Core Plus Bond Account (Con tinued)
Assets
Interest Rate Contracts**
Futures	$636	$—	$—	$636
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(382)	$—	$(382)
Interest Rate Contracts**
Futures	$(38)	$—	$—	$(38)

Diversified Balanced Account
Investment Companies*	$1,079,026	$—	$—	$1,079,026
Total investments in securities $	1,079,026	$—	$—	$1,079,026

Diversified Balanced Managed Volatility Account
Investment Companies*	$154,818	$—	$—	$154,818
Total investments in securities $	154,818	$—	$—	$154,818

Diversified Growth Account
Investment Companies*	$3,400,517	$—	$—	$3,400,517
Total investments in securities $	3,400,517	$—	$—	$3,400,517

Diversified Growth Managed Volatility Account
Investment Companies*	$287,547	$—	$—	$287,547
Total investments in securities $	287,547	$—	$—	$287,547

Diversified Income Account
Investment Companies*	$228,165	$—	$—	$228,165
Total investments in securities $	228,165	$—	$—	$228,165

Diversified International Account
Common Stocks
Basic Materials	$2,668	$7,702	$—	$10,370
Communications	725	31,394	—	32,119
Consumer, Cyclical	7,937	27,916	—	35,853
Consumer, Non-cyclical	4,401	38,564	—	42,965
Diversified	—	2,511	—	2,511
Energy	7,906	9,723	—	17,629
Financial	17,165	37,949	—	55,114
Industrial	2,777	24,255	—	27,032
Technology	1,304	15,710	—	17,014
Utilities	—	9,464	—	9,464
Investment Companies*	1,159	—	—	1,159
Total investments in securities $	46,042	$205,188	$—	$251,230

Equity Income Account
Common Stocks*	$532,897	$—	$—	$532,897
Investment Companies*	6,830	—	—	6,830
Total investments in securities $	539,727	$—	$—	$539,727

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Government & High Quality Bond Account
Bonds*		$—	$81,536	$—	$81,536
Investment Companies*		2,084	—	—	2,084
U.S. Government & Government Agency Obligations*		—	177,318	—	177,318
	Total investments in securities $	2,084	$258,854	$—	$260,938

Income Account
Bonds*		$—	$152,717	$2,536	$155,253
Common Stocks*		—	—	—	—
Investment Companies*		2,869	—	—	2,869
Senior Floating Rate Interests*		—	183	—	183
U.S. Government & Government Agency Obligations*		—	79,388	—	79,388
	Total investments in securities $	2,869	$232,288	$2,536	$237,693

International Emerging Markets Account
Common Stocks
Basic Materials		$306	$2,521	$—	$2,827
Communications		2,684	13,888	—	16,572
Consumer, Cyclical		824	8,315	—	9,139
Consumer, Non-cyclical		2,196	5,365	—	7,561
Diversified		—	738	—	738
Energy		3,329	5,232	—	8,561
Financial		2,253	13,795	—	16,048
Industrial		1,459	4,191	—	5,650
Technology		1,653	10,347	—	12,000
Utilities		—	3,179	—	3,179
Investment Companies*		1,362	—	—	1,362
Preferred Stocks
Basic Materials		—	651	—	651
Communications		—	43	—	43
Diversified		—	1,416	—	1,416
Financial		—	486	—	486
	Total investments in securities $	16,066	$70,167	$—	$86,233

LargeCap Growth Account
Common Stocks*		$99,213	$—	$—	$99,213
Investment Companies*		3,354	—	—	3,354
	Total investments in securities $	102,567	$—	$—	$102,567

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,532	$—	$—	$4,532
Communications		50,799	—	30	50,829
Consumer, Cyclical		35,445	—	—	35,445
Consumer, Non-cyclical		67,130	—	—	67,130
Energy		239	—	—	239
Financial		18,411	—	—	18,411
Industrial		19,387	—	—	19,387
Technology		37,070	—	—	37,070
Utilities		26	—	—	26
Convertible Preferred Stocks
Communications		—	—	889	889
Investment Companies*		5,373	—	—	5,373
Preferred Stocks
Communications		—	—	257	257
Technology		—	281	—	281
	Total investments in securities $	238,412	$281	$1,176	$239,869
Liabilities
Equity Contracts**
Futures		$(14)	$—	$—	$(14)

LargeCap S&P 500 Index Account
Common Stocks*		$2,107,919	$—	$—	$2,107,919
Investment Companies*		53,048	—	—	53,048
	Total investments in securities $	2,160,967	$—	$—	$2,160,967
Assets
Equity Contracts**
Futures		$211	$—	$—	$211

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$171,225	$—	$—	$171,225
Investment Companies*		11,924	—	—	11,924
Purchased Options		398	—	—	398
	Total investments in securities $	183,547	$—	$—	$183,547
Assets
Equity Contracts**
Futures		$15	$—	$—	$15
Liabilities
Equity Contracts**
Options		$(158)	$—	$—	$(158)

LargeCap Value Account
Common Stocks*		$137,219	$—	$—	$137,219
Investment Companies*		1,052	—	—	1,052
	Total investments in securities $	138,271	$—	$—	$138,271

MidCap Account
Common Stocks*		$613,275	$—	$—	$613,275
Investment Companies*		6	—	—	6
	Total investments in securities $	613,281	$—	$—	$613,281

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Multi-Asset Income Account
Investment Companies*		$20	$—	$—	$20
	Total investments in securities $	20	$—	$—	$20

Principal Capital Appreciation Account
Common Stocks*		$154,990	$—	$—	$154,990
Investment Companies*		1,340	—	—	1,340
	Total investments in securities $	156,330	$—	$—	$156,330

Principal LifeTime 2010 Account
Investment Companies*		$42,736	$—	$—	$42,736
	Total investments in securities $	42,736	$—	$—	$42,736

Principal LifeTime 2020 Account
Investment Companies*		$191,024	$—	$—	$191,024
	Total investments in securities $	191,024	$—	$—	$191,024

Principal LifeTime 2030 Account
Investment Companies*		$119,987	$—	$—	$119,987
	Total investments in securities $	119,987	$—	$—	$119,987

Principal LifeTime 2040 Account
Investment Companies*		$46,073	$—	$—	$46,073
	Total investments in securities $	46,073	$—	$—	$46,073

Principal LifeTime 2050 Account
Investment Companies*		$23,077	$—	$—	$23,077
	Total investments in securities $	23,077	$—	$—	$23,077

Principal LifeTime 2060 Account
Investment Companies*		$2,492	$—	$—	$2,492
	Total investments in securities $	2,492	$—	$—	$2,492

Principal LifeTime Strategic Income Account
Investment Companies*		$25,537	$—	$—	$25,537
	Total investments in securities $	25,537	$—	$—	$25,537

Real Estate Securities Account
Common Stocks*		$173,208	$—	$—	$173,208
Investment Companies*		1,257	—	—	1,257
	Total investments in securities $	174,465	$—	$—	$174,465

SAM Balanced Portfolio
Investment Companies*		$801,958	$—	$—	$801,958
	Total investments in securities $	801,958	$—	$—	$801,958

SAM Conservative Balanced Portfolio
Investment Companies*		$210,319	$—	$—	$210,319
	Total investments in securities $	210,319	$—	$—	$210,319

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Growth Portfolio
Investment Companies*		$295,764	$—	$—	$295,764
	Total investments in securities $	295,764	$—	$—	$295,764

SAM Flexible Income Portfolio
Investment Companies*		$218,729	$—	$—	$218,729
	Total investments in securities $	218,729	$—	$—	$218,729

SAM Strategic Growth Portfolio
Investment Companies*		$239,322	$—	$—	$239,322
	Total investments in securities $	239,322	$—	$—	$239,322

Short-Term Income Account
Bonds*		$—	$163,721	$400	$164,121
Investment Companies*		2,812	—	—	2,812
U.S. Government & Government Agency Obligations*		—	325	—	325
	Total investments in securities $	2,812	$164,046	$400	$167,258

SmallCap Account
Common Stocks
Basic Materials		$1,225	$—	$—	$1,225
Communications		5,932	—	4	5,936
Consumer, Cyclical		28,387	—	—	28,387
Consumer, Non-cyclical		39,298	9	—	39,307
Energy		7,715	—	—	7,715
Financial		49,501	—	—	49,501
Industrial		29,785	—	—	29,785
Technology		22,776	—	—	22,776
Utilities		8,799	—	—	8,799
Investment Companies*		4,636	—	—	4,636
	Total investments in securities $	198,054	$9	$4	$198,067

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

			Fair Value at June 30,
Fund		Asset Type	2016	Valuation Technique	Unobservable Input	Input Value
Income Account	Bonds		$2,536	Benchmark Pricing	Base Price	$94.00

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers		Transfers	Fair Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level		Out of	June 30,	on Investments Held at
Account	31, 2015	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2016	June 30, 2016
Income Account
Bonds	$2,341	$ —	$(26)	$221	$ —	$—		$ —	$2,536	$(23)
Total	$2,341	$ —	$(26)	$221	$ —	$—		$ —	$2,536	$(23)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Accounts were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Accounts was .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Balanced Account	.60%	.55%	.50%	.45%	.40%
Core Plus Bond Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

All Net Assets
Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Balanced Managed Volatility Account	.05
Diversified Growth Account	.05
Diversified Growth Managed Volatility Account	.05
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25
LargeCap S&P 500 Managed Volatility Index Account	.45
Multi-Asset Income Account	.03

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2017. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I .016%

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2016 through June 30, 2016
	Class 1		Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A		.31%	April 30, 2017
Diversified Growth Managed Volatility Account	N/A		.31	April 30, 2017
LargeCap S&P 500 Managed Volatility Index Account	.49%		N/A	April 30, 2017
Multi-Asset Income Account	.08		.33	April 30, 2017
Principal LifeTime 2060 Account	.10	*	N/A	April 30, 2017

* Prior to March 1, 2016, the contractual limit was .13%.

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2017.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Affiliated Ownership. At June 30, 2016, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Balanced Account	2,375	N/A
Bond Market Index Account	346	N/A
Core Plus Bond Account	20,126	4
Diversified Balanced Account	N/A	73,372
Diversified Balanced Managed Volatility Account	N/A	13,885
Diversified Growth Account	N/A	217,249
Diversified Growth Managed Volatility Account	N/A	25,738
Diversified Income Account	N/A	18,382
Diversified International Account	18,651	15
Equity Income Account	10,899	41
Government & High Quality Bond Account	15,580	152
Income Account	198	64
International Emerging Markets Account	6,441	5
LargeCap Growth Account	3,804	21
LargeCap Growth Account I	9,429	20
LargeCap S&P 500 Index Account	13,174	15
LargeCap Value Account	4,685	1
MidCap Account	8,853	—
Multi-Asset Income Account	1	1
Principal Capital Appreciation Account	5,664	45
Principal LifeTime 2010 Account	3,400	N/A
Principal LifeTime 2020 Account	14,714	2
Principal LifeTime 2030 Account	10,273	4
Principal LifeTime 2040 Account	3,372	2
Principal LifeTime 2050 Account	1,752	3
Principal LifeTime 2060 Account	211	N/A
Principal LifeTime Strategic Income Account	2,205	N/A
Real Estate Securities Account	6,977	77
SAM Balanced Portfolio	42,950	312
SAM Conservative Balanced Portfolio	15,658	272
SAM Conservative Growth Portfolio	8,979	316
SAM Flexible Income Portfolio	14,520	348
SAM Strategic Growth Portfolio	6,790	74
Short-Term Income Account	56,028	559
SmallCap Account	13,720	76

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

6. Investment Transactions

For the period ended June 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Balanced Account	$20,285	$21,627
Bond Market Index Account	683,092	662,732
Core Plus Bond Account	168,104	171,561
Diversified Balanced Account	86,583	83,951
Diversified Balanced Managed Volatility Account	21,035	10,703
Diversified Growth Account	280,510	212,542
Diversified Growth Managed Volatility Account	41,462	16,767
Diversified Income Account	39,259	19,998
Diversified International Account	74,118	86,594
Equity Income Account	43,849	70,775
Government & High Quality Bond Account	26,463	49,108
Income Account	7,070	30,814
International Emerging Markets Account	56,607	59,793
LargeCap Growth Account	39,120	50,795
LargeCap Growth Account I	43,532	43,112
LargeCap S&P 500 Index Account	125,815	56,807
LargeCap S&P 500 Managed Volatility Index Account	22,717	5,722
LargeCap Value Account	67,345	82,195
MidCap Account	44,198	83,890
Principal Capital Appreciation Account	34,527	42,289
Principal LifeTime 2010 Account	7,125	6,743
Principal LifeTime 2020 Account	16,739	21,178
Principal LifeTime 2030 Account	14,776	13,688
Principal LifeTime 2040 Account	8,489	8,195
Principal LifeTime 2050 Account	3,488	4,000
Principal LifeTime 2060 Account	766	398
Principal LifeTime Strategic Income Account	3,414	3,202
Real Estate Securities Account	29,746	30,827
SAM Balanced Portfolio	82,600	134,763
SAM Conservative Balanced Portfolio	26,913	36,170
SAM Conservative Growth Portfolio	44,381	53,008
SAM Flexible Income Portfolio	20,456	33,985
SAM Strategic Growth Portfolio	36,690	40,018
Short-Term Income Account	48,680	39,044
SmallCap Account	60,951	75,823

In addition Bond Market Index Account had $9,221,000 of covers on securities sold short and $9,712,000 of securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Balanced Account	$5,086	$5,534
Bond Market Index Account	666,374	609,121
Core Plus Bond Account	93,600	88,076
Government & High Quality Bond Account	11,492	15,827
Income Account	1,051	1,038
Short-Term Income Account	—	4

In addition Bond Market Index Account had $1,386,000 of covers on U.S. government securities sold short and $1,385,000 of U.S. government securities sold short.

During the period, Diversified International Account and International Emerging Markets Account received litigation settlement proceeds from a class action lawsuit regarding forex transactions. The amounts received are shown as litigation settlement on the statement of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2016 and December 31, 2015 were as follows (amounts in thousands):

					Long-Term
	Ordinary Income				Capital Gain			Section 1250 Gain
	2016		2015		2016	2015	*	2016	2015	^
Balanced Account	$	— $	1,171	$	— $	2,911	$	— $	—
Bond Market Index Account		—	28,036		—	—		—	—
Core Plus Bond Account		—	9,627		—	—		—	—
Diversified Balanced Account		—	11,110		—	10,846		—	—
Diversified Balanced Managed Volatility Account		—	1,016		—	883		—	—
Diversified Growth Account		—	32,652		—	38,518		—	—
Diversified Growth Managed Volatility Account		—	2,237		—	2,038		—	—
Diversified Income Account		—	1,504		—	1,228		—	—
Diversified International Account		—	7,420		—	—		—	—
Equity Income Account		—	14,128		—	—		—	—
Government & High Quality Bond Account		—	9,988		—	404		—	—
Income Account		—	11,813		—	—		—	—
International Emerging Markets Account		—	1,655		—	—		—	—
LargeCap Growth Account		—	173		—	—		—	—
LargeCap Growth Account I		—	3,092		—	34,617		—	—
LargeCap S&P 500 Index Account		—	31,696		—	21,433		—	—
LargeCap S&P 500 Managed Volatility Index Account		—	237		—	330		—	—
LargeCap Value Account		—	8,223		—	12,279		—	—
MidCap Account		—	3,428		—	70,945		—	—
Principal Capital Appreciation Account		—	482		—	2,910		—	—
Principal LifeTime 2010 Account		—	986		—	—		—	—
Principal LifeTime 2020 Account		—	6,410		—	8,204		—	—
Principal LifeTime 2030 Account		—	3,343		—	4,150		—	—
Principal LifeTime 2040 Account		—	1,187		—	1,575		—	—
Principal LifeTime 2050 Account		—	787		—	886		—	—
Principal LifeTime 2060 Account		—	23		—	31		—	—
Principal LifeTime Strategic Income Account		—	608		—	—		—	—
Real Estate Securities Account		—	2,450		—	4,755		—	239
SAM Balanced Portfolio		—	26,872		—	64,637		—	—
SAM Conservative Balanced Portfolio		—	7,193		—	10,039		—	—
SAM Conservative Growth Portfolio		—	6,858		—	19,168		—	—
SAM Flexible Income Portfolio		—	8,698		—	5,225		—	—
SAM Strategic Growth Portfolio		—	5,459		—	17,641		—	—
Short-Term Income Account		—	4,459		—	—		—	—
SmallCap Account		—	476		—	6,648		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2015, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Undistributed			Net Unrealized	Other	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Differences*	Earnings (Deficit)
Balanced Account	$844	$2,308	$—	$2,374	$—	$5,526
Bond Market Index Account	37,263	—	(5,501)	(13,227)	—	18,535
Core Plus Bond Account	9,410	—	(36,155)	(7,674)	17	(34,402)
Diversified Balanced Account	13,975	9,752	—	131,195	—	154,922
Diversified Balanced Managed Volatility Account	1,068	886	—	(1,513)	—	441
Diversified Growth Account	42,881	38,431	—	354,974	—	436,286
Diversified Growth Managed Volatility Account	1,722	2,053	—	(3,480)	—	295
Diversified Income Account	2,345	1,313	—	7,906	—	11,564
Diversified International Account	5,956	—	(97,737)	24,287	—	(67,494)
Equity Income Account	14,477	26,547	—	178,614	—	219,638
Government & High Quality Bond Account	9,147	—	(22,657)	(2,887)	(60)	(16,457)
Income Account	10,626	—	(1,973)	404	—	9,057
International Emerging Markets Account	1,002	—	(24,772)	(4,738)	—	(28,508)
LargeCap Growth Account	284	—	(12,361)	27,541	—	15,464
LargeCap Growth Account I	—	19,879	—	61,783	(40)	81,622
LargeCap S&P 500 Index Account	36,546	52,535	—	473,797	—	562,878
LargeCap S&P 500 Managed Volatility Index
Account	2,772	1,622	—	4,355	(4,496)	4,253
LargeCap Value Account	2,630	4,153	—	14,154	—	20,937
MidCap Account	2,759	100,852	—	173,434	—	277,045
Multi-Asset Income Account	—	—	—	(1)	—	(1)
Principal Capital Appreciation Account	1,744	1,187	—	31,117	—	34,048
Principal LifeTime 2010 Account	900	244	—	259	—	1,403
Principal LifeTime 2020 Account	3,878	6,403	—	(1,131)	—	9,150
Principal LifeTime 2030 Account	2,132	4,803	—	27	—	6,962
Principal LifeTime 2040 Account	752	1,760	—	(910)	—	1,602
Principal LifeTime 2050 Account	375	1,040	—	(146)	—	1,269
Principal LifeTime 2060 Account	29	80	—	(144)	—	(35)
Principal LifeTime Strategic Income Account	626	—	(133)	266	—	759
Real Estate Securities Account	2,560	13,725	—	44,714	—	60,999
SAM Balanced Portfolio	16,569	48,124	—	49,469	—	114,162
SAM Conservative Balanced Portfolio	5,225	7,819	—	5,240	—	18,284
SAM Conservative Growth Portfolio	4,022	15,685	—	11,878	—	31,585
SAM Flexible Income Portfolio	7,106	4,130	—	5,901	—	17,137
SAM Strategic Growth Portfolio	3,369	12,907	—	2,114	—	18,390
Short-Term Income Account	3,579	—	(16,882)	(1,004)	(24)	(14,331)
SmallCap Account	620	8,408	—	(354)	—	8,674

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2015, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:			No Expiration
	2016	2017	2018	Short-Term	Long-Term	Total
Bond Market Index Account	$—	$—	$—	$—	$5,501	$5,501
Core Plus Bond Account	10,511	23,287	—	941	1,416	36,155
Diversified International Account	—	97,737	—	—	—	97,737
Government & High Quality Bond Account	18,770	3,887	—	—	—	22,657
Income Account	—	389	1,584	—	—	1,973
International Emerging Markets Account	—	16,991	—	7,781	—	24,772
LargeCap Growth Account	—	12,361	—	—	—	12,361
Principal LifeTime Strategic Income Account	—	—	133	—	—	133
Short-Term Income Account	8,447	8,298	—	137	—	16,882

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2015, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$13,070
Equity Income Account	3,348
Income Account	1,409
LargeCap Growth Account	4,958
Principal LifeTime 2010 Account	1,010
Principal LifeTime Strategic Income Account	703

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2015, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2015, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Balanced Account	$31	$(31)	$—
Bond Market Index Account	4,427	(4,427)	—
Core Plus Bond Account	774	(774)	—
Diversified International Account	411	(17,215)	16,804
Equity Income Account	(2,171)	2,172	(1)
Government & High Quality Bond Account	1,152	(1,152)	—
Income Account	1,060	(1,060)	—
International Emerging Markets Account	(12)	12	—
LargeCap Growth Account I	14	1	(15)
LargeCap S&P 500 Index Account	(43)	43	—
LargeCap S&P 500 Managed Volatility Index Account	(1)	1	—
MidCap Account	(117)	117	—
Principal Capital Appreciation Account	—	(1,102)	1,102
Short-Term Income Account	—	(106)	106
SmallCap Account	45	(150)	105

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$3,336	$(888)	$2,448	$41,859
Bond Market Index Account	64,967	(2,830)	62,137	2,176,475
Core Plus Bond Account	8,642	(4,456)	4,186	325,669
Diversified Balanced Account	184,032	(8,345)	175,687	903,339
Diversified Balanced Managed Volatility Account	6,460	(1,918)	4,542	150,276
Diversified Growth Account	533,604	(48,250)	485,354	2,915,163
Diversified Growth Managed Volatility Account	11,646	(4,961)	6,685	280,862
Diversified Income Account	19,315	(1,329)	17,986	210,179
Diversified International Account	31,561	(15,049)	16,512	234,718
Equity Income Account	210,375	(11,162)	199,213	340,514
Government & High Quality Bond Account	7,624	(5,325)	2,299	258,639
Income Account	15,034	(5,066)	9,968	227,725
International Emerging Markets Account	8,528	(3,950)	4,578	81,655
LargeCap Growth Account	16,273	(2,268)	14,005	88,562
LargeCap Growth Account I	58,347	(8,615)	49,732	190,137
LargeCap S&P 500 Index Account	594,968	(76,775)	518,193	1,642,774
LargeCap S&P 500 Managed Volatility Index
Account	19,843	(11,173)	8,670	174,877
LargeCap Value Account	11,639	(2,263)	9,376	128,895
MidCap Account	198,467	(16,124)	182,343	430,938
Multi-Asset Income Account	—	(1)	(1)	21
Principal Capital Appreciation Account	40,791	(3,931)	36,860	119,470
Principal LifeTime 2010 Account	2,491	(1,274)	1,217	41,519
Principal LifeTime 2020 Account	11,869	(8,289)	3,580	187,444
Principal LifeTime 2030 Account	6,913	(4,741)	2,172	117,815
Principal LifeTime 2040 Account	2,294	(2,561)	(267)	46,340
Principal LifeTime 2050 Account	1,226	(1,255)	(29)	23,106
Principal LifeTime 2060 Account	42	(157)	(115)	2,607
Principal LifeTime Strategic Income Account	1,625	(452)	1,173	24,364
Real Estate Securities Account	52,398	(613)	51,785	122,680
SAM Balanced Portfolio	94,447	(20,892)	73,555	728,403
SAM Conservative Balanced Portfolio	17,032	(3,931)	13,101	197,218
SAM Conservative Growth Portfolio	32,279	(10,695)	21,584	274,180
SAM Flexible Income Portfolio	18,603	(2,707)	15,896	202,833
SAM Strategic Growth Portfolio	21,153	(12,701)	8,452	230,870
Short-Term Income Account	1,993	(1,194)	799	166,459
SmallCap Account	24,463	(14,568)	9,895	188,172

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

COMMON STOCKS - 59.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.21%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	2,370	$55	Bellicum Pharmaceuticals Inc (a)	340	$5
WPP PLC ADR	360	37	Charles River Laboratories International Inc	578	48
			(a)
		$92
			CSL Ltd ADR	866	36
Aerospace & Defense - 0.66%			Epizyme Inc (a)	310	3
General Dynamics Corp	320	45	Exact Sciences Corp (a)	565	7
Northrop Grumman Corp	770	171	Genocea Biosciences Inc (a)	965	4
Spirit AeroSystems Holdings Inc (a)	1,590	68
			Gilead Sciences Inc	3,450	288
		$284	Intercept Pharmaceuticals Inc (a)	30	4
			Spark Therapeutics Inc (a)	120	6
Agriculture - 0.92%			Ultragenyx Pharmaceutical Inc (a)	120	6
Altria Group Inc	4,050	279	Versartis Inc (a)	560	6
British American Tobacco PLC ADR	498	64
Japan Tobacco Inc	1,265	51			$957
		$394	Building Materials - 0.77%
Airlines - 0.21%			Masco Corp	5,190	160
Delta Air Lines Inc	1,370	50	Owens Corning	1,770	91
Ryanair Holdings PLC ADR	389	27	Universal Forest Products Inc	450	42
			US Concrete Inc (a)	640	39
Southwest Airlines Co	390	15
		$92			$332

Apparel - 0.22%			Chemicals - 1.46%
Michael Kors Holdings Ltd (a)	1,320	65	Cabot Corp	710	32
Skechers U.S.A. Inc (a)	980	29	Dow Chemical Co/The	5,400	269
			Lonza Group AG ADR(a)	1,829	30
		$94
			LyondellBasell Industries NV	4,014	299
Automobile Manufacturers - 0.71%					$630
Ford Motor Co	13,920	175
Fuji Heavy Industries Ltd ADR	298	20	Commercial Services - 1.36%
General Motors Co	1,750	50	ABM Industries Inc	1,190	44
			Brookfield Business Partners LP (a)	57	1
Toyota Motor Corp ADR	598	60
		$305	Equifax Inc	2,690	345
			Navigant Consulting Inc (a)	1,080	18
Automobile Parts & Equipment - 0.73%			New Oriental Education & Technology Group	232	10
Bridgestone Corp ADR	1,687	27	Inc ADR
Cooper Tire & Rubber Co	1,222	36	Ritchie Bros Auctioneers Inc	477	16
Goodyear Tire & Rubber Co/The	3,090	79	Sabre Corp	980	26
Lear Corp	1,528	156	TAL Education Group ADR(a)	439	27
Visteon Corp	250	17	Total System Services Inc	1,880	100
		$315			$587

Banks - 3.70%			Computers - 3.73%
Bancolombia SA ADR	316	11	Accenture PLC - Class A	3,933	446
Bank Mandiri Persero Tbk PT ADR	1,692	12	Amdocs Ltd	1,400	81
Bank of America Corp	7,230	96	Apple Inc	7,598	726
Bank of Montreal	461	29	CACI International Inc (a)	440	40
Bank Rakyat Indonesia Persero Tbk PT ADR	778	13	Manhattan Associates Inc (a)	700	45
BNP Paribas SA ADR	1,423	32	SecureWorks Corp (a)	605	8
Central Pacific Financial Corp	1,520	36	Sykes Enterprises Inc (a)	830	24
Chemical Financial Corp	800	30	Synopsys Inc (a)	4,326	234
Citigroup Inc	1,301	55			$1,604
Credicorp Ltd	86	13
FCB Financial Holdings Inc (a)	620	21	Cosmetics & Personal Care - 0.28%
Hanmi Financial Corp	623	15	Procter & Gamble Co/The	570	48
HDFC Bank Ltd ADR	436	29	Svenska Cellulosa AB SCA ADR	902	29
IBERIABANK Corp	1,000	60	Unilever NV - NY shares	933	44
JPMorgan Chase & Co	10,677	663			$121
Mitsubishi UFJ Financial Group Inc ADR	5,442	24	Distribution & Wholesale - 0.09%
Sumitomo Mitsui Trust Holdings Inc ADR	7,117	23	ITOCHU Corp ADR	467	11
SunTrust Banks Inc	6,240	256	SiteOne Landscape Supply Inc (a)	770	26
Svenska Handelsbanken AB ADR	1,910	11			$37
Toronto-Dominion Bank/The	674	29
Union Bankshares Corp	470	12	Diversified Financial Services - 0.90%
Wells Fargo & Co	2,250	107	CME Group Inc/IL	470	46
Wilshire Bancorp Inc	1,540	16	CoreLogic Inc/United States (a)	2,800	108
		$1,593	Macquarie Group Ltd ADR	499	25
			Moelis & Co	690	15
Beverages - 0.94%			ORIX Corp ADR	400	26
Ambev SA ADR	6,369	38	Synchrony Financial	232	6
Dr Pepper Snapple Group Inc	2,410	233	T Rowe Price Group Inc	2,230	163
PepsiCo Inc	1,250	132			$389
		$403
			Electric - 1.28%
Biotechnology - 2.23%			Avista Corp	1,141	51
AMAG Pharmaceuticals Inc (a)	50	1
			Enel SpA ADR	8,394	37
Amgen Inc	3,570	543

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Healthcare - Services (continued)
Entergy Corp	1,539	$125	UnitedHealth Group Inc	1,340	$189
Exelon Corp	5,350	195			$893
Iberdrola SA ADR	1,108	30
Korea Electric Power Corp ADR	1,313	34	Holding Companies - Diversified - 0.08%
PPL Corp	2,040	77	CK Hutchison Holdings Ltd ADR	3,078	34
		$549
			Home Builders - 0.03%
Electrical Components & Equipment - 0.23%
Advanced Energy Industries Inc (a)	1,340	51	Persimmon PLC ADR	331	13
EnerSys	420	25
Insteel Industries Inc	740	21	Insurance - 3.03%
		$97	Aflac Inc	5,920	427
			American Financial Group Inc/OH	740	55
Electronics - 0.27%			Argo Group International Holdings Ltd	381	20
Hoya Corp ADR	1,265	45	Assured Guaranty Ltd	900	23
II-VI Inc (a)	1,400	26
			AXA SA ADR	1,487	30
Vishay Intertechnology Inc	3,730	46	Berkshire Hathaway Inc - Class B (a)	440	64
		$117	Everest Re Group Ltd	790	144
Engineering & Construction - 0.72%			Hannover Rueck SE ADR	670	35
Dycom Industries Inc (a)	230	21	Prudential Financial Inc	2,000	143
EMCOR Group Inc	930	46	SCOR SE ADR	6,473	19
Fluor Corp	3,440	169	Travelers Cos Inc/The	1,440	171
Vinci SA ADR	4,098	73	Unum Group	5,440	173
		$309			$1,304

Entertainment - 0.44%			Internet - 3.30%
Isle of Capri Casinos Inc (a)	1,284	24	Alphabet Inc - A Shares (a)	487	343
Marriott Vacations Worldwide Corp	590	40	Alphabet Inc - C Shares (a)	692	479
			Amazon.com Inc (a)	200	143
Vail Resorts Inc	915	126
			Facebook Inc (a)	3,010	344
		$190
			GoDaddy Inc (a)	1,827	57
Environmental Control - 0.60%			Tencent Holdings Ltd ADR	2,375	54
Waste Management Inc	3,890	258			$1,420

			Iron & Steel - 0.27%
Food - 1.73%			Nucor Corp	1,430	71
Delhaize Group ADR	942	25	Steel Dynamics Inc	1,820	44
Ingredion Inc	1,950	252			$115
Kroger Co/The	4,570	168
Nestle SA ADR	815	63	Leisure Products & Services - 0.07%
SUPERVALU Inc (a)	6,660	31	Planet Fitness Inc (a)	1,500	28
Tyson Foods Inc	3,064	205
		$744	Machinery - Construction & Mining - 0.05%
			ABB Ltd ADR(a)	1,144	23
Food Service - 0.03%
Compass Group PLC ADR	655	12
			Machinery - Diversified - 0.29%
Gas - 0.20%			Briggs & Stratton Corp	2,070	44
CenterPoint Energy Inc	2,318	56	BWX Technologies Inc	2,210	79
Southwest Gas Corp	410	32			$123
		$88	Media - 1.55%
Hand & Machine Tools - 0.59%			Comcast Corp - Class A	7,110	463
Stanley Black &Decker Inc	2,290	255	ITV PLC ADR	904	22
			Scripps Networks Interactive Inc	2,900	181
					$666
Healthcare - Products - 0.61%
Baxter International Inc	3,600	163	Mining - 0.11%
Cynosure Inc (a)	542	26	Kinross Gold Corp (a)	6,096	30
EndoChoice Holdings Inc (a)	610	3	Yamana Gold Inc	3,100	16
ICU Medical Inc (a)	250	28			$46
K2M Group Holdings Inc (a)	930	15
Nevro Corp (a)	290	21	Miscellaneous Manufacturers - 1.24%
STAAR Surgical Co (a)	830	5	FUJIFILM Holdings Corp ADR	1,147	44
			General Electric Co	2,370	75
		$261
			Illinois Tool Works Inc	1,680	175
Healthcare - Services - 2.08%			Ingersoll-Rand PLC	2,060	131
Aetna Inc	300	37	Parker-Hannifin Corp	620	67
Anthem Inc	2,757	362	Trinseo SA	940	40
Fresenius SE & Co KGaA ADR	1,588	29			$532
HCA Holdings Inc (a)	2,767	213
			Oil & Gas - 3.13%
HealthSouth Corp	639	25	Callon Petroleum Co (a)	970	11
ICON PLC (a)	418	29
Natera Inc (a)	320	4	Canadian Natural Resources Ltd	1,214	37
			Carrizo Oil & Gas Inc (a)	380	14
Teladoc Inc (a)	290	5
			Chevron Corp	596	62

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)			Retail (continued)
Diamond Offshore Drilling Inc	5,240	$128	Wal-Mart Stores Inc	4,510	$329
Exxon Mobil Corp	5,940	557	World Fuel Services Corp	780	37
Helmerich & Payne Inc	890	60			$1,889
Lukoil PJSC ADR	295	12
Murphy Oil Corp	6,160	196	Savings & Loans - 0.11%
Murphy USA Inc (a)	990	73	Banc of California Inc	1,460	26
Newfield Exploration Co (a)	670	30	Oritani Financial Corp	840	13
			Pacific Premier Bancorp Inc (a)	360	9
PDC Energy Inc (a)	190	11
Royal Dutch Shell PLC ADR	226	12			$48
Tesoro Corp	1,900	142	Semiconductors - 0.90%
		$1,345	ARM Holdings PLC ADR	635	29
Oil & Gas Services - 0.08%			Intel Corp	4,030	132
Pioneer Energy Services Corp (a)	1,000	5	NVIDIA Corp	3,290	155
Superior Energy Services Inc	600	11	Taiwan Semiconductor Manufacturing Co Ltd	972	25
Technip SA ADR	1,250	17	ADR
		$33	Tokyo Electron Ltd ADR	2,153	45
					$386
Pharmaceuticals - 4.34%
AbbVie Inc	2,940	182	Software - 1.82%
			Aspen Technology Inc (a)	960	39
Array BioPharma Inc (a)	950	3
			Black Knight Financial Services Inc (a)	720	27
Bristol-Myers Squibb Co	1,400	103	Fiserv Inc (a)	914	99
Cardinal Health Inc	4,320	337
FibroGen Inc (a)	340	6	Microsoft Corp	9,660	494
Johnson & Johnson	3,160	383	MSCI Inc	840	65
			Nuance Communications Inc (a)	740	12
Nektar Therapeutics (a)	630	9
Neurocrine Biosciences Inc (a)	280	13	SYNNEX Corp	510	48
Novo Nordisk A/S ADR	1,173	63			$784
Pfizer Inc	14,510	511	Telecommunications - 3.24%
PRA Health Sciences Inc (a)	780	33
			AT&T Inc	9,040	391
Prestige Brands Holdings Inc (a)	1,070	59	BT Group PLC ADR	906	25
Proteon Therapeutics Inc (a)	520	4
			China Mobile Ltd ADR	541	31
Quintiles Transnational Holdings Inc (a)	450	29
			Cisco Systems Inc	19,520	560
Relypsa Inc (a)	330	6	Deutsche Telekom AG ADR	2,039	35
Revance Therapeutics Inc (a)	250	3
			KDDI Corp ADR	3,257	49
Roche Holding AG ADR	2,202	73	Nippon Telegraph & Telephone Corp ADR	1,909	90
Shire PLC ADR	263	49	NTT DOCOMO Inc ADR	1,115	30
		$1,866	Plantronics Inc	830	37
Pipelines - 0.13%			Verizon Communications Inc	2,596	145
ONEOK Inc	420	20			$1,393
TransCanada Corp	788	36	Transportation - 0.32%
		$56	Ardmore Shipping Corp	800	5
Real Estate - 0.22%			Canadian National Railway Co	790	47
Brookfield Asset Management Inc	2,895	96	Canadian Pacific Railway Ltd	90	12
			East Japan Railway Co ADR	911	14
			United Parcel Service Inc	560	60
REITS - 2.59%					$138
CYS Investments Inc	2,230	19	TOTAL COMMON STOCKS		$25,453
Digital Realty Trust Inc	550	60	INVESTMENT COMPANIES - 1.78%	Shares Held	Value(000	's)
Duke Realty Corp	1,530	41
Equity One Inc	1,800	58	Money Market Funds - 1.78%
Equity Residential	440	30	BlackRock Liquidity Funds FedFund Portfolio	767,499	767
Extra Space Storage Inc	890	82
First Industrial Realty Trust Inc	2,460	68	TOTAL INVESTMENT COMPANIES		$767
Highwoods Properties Inc	1,100	58		Principal
Kimco Realty Corp	2,300	72	BONDS- 24.09%	Amount (000's)	Value(000	's)
Public Storage	670	171
			Aerospace & Defense - 0.16%
Regency Centers Corp	1,870	157
			Air 2 US
Simon Property Group Inc	1,369	297	8.03%, 10/01/2020(b)	$12	$13
		$1,113	BAE Systems Holdings Inc
Retail - 4.39%			2.85%, 12/15/2020(b)	15	15
CVS Health Corp	2,200	211	3.85%, 12/15/2025(b)	10	11
Darden Restaurants Inc	4,440	281	Lockheed Martin Corp
Dollar General Corp	620	58	2.50%, 11/23/2020	5	5
Foot Locker Inc	1,250	69	3.55%, 01/15/2026	5	5
Lowe's Cos Inc	3,360	266	4.70%, 05/15/2046	10	12
McDonald's Corp	1,060	127	United Technologies Corp
Michaels Cos Inc/The (a)	1,400	40	4.50%, 06/01/2042	5	6
Pandora A/S ADR	1,060	36			$67
Panera Bread Co (a)	140	30
			Agriculture - 0.26%
Target Corp	3,754	262
Tile Shop Holdings Inc (a)	1,310	26	Altria Group Inc
			4.50%, 05/02/2043	10	11
Walgreens Boots Alliance Inc	1,400	117

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Agriculture (continued)			Automobile Floor Plan Asset Backed Securities (continued)
BAT International Finance PLC			GE Dealer Floorplan Master Note Trust
2.75%, 06/15/2020(b)	$10	$10	0.83%, 07/20/2019(c)	$75	$75
Philip Morris International Inc					$275
1.88%, 02/25/2021	25	25
4.38%, 11/15/2041	10	11	Automobile Manufacturers - 0.50%
Pinnacle Operating Corp			American Honda Finance Corp
9.00%, 11/15/2020(b)	10	9	2.45%, 09/24/2020	15	16
Reynolds American Inc			Ford Motor Co
4.45%, 06/12/2025	15	17	7.40%, 11/01/2046	15	21
5.70%, 08/15/2035	15	18	General Motors Co
5.85%, 08/15/2045	5	7	3.50%, 10/02/2018	25	26
6.88%, 05/01/2020	5	6	6.25%, 10/02/2043	5	6
		$114	General Motors Financial Co Inc
			3.25%, 05/15/2018	10	10
Airlines - 0.21%			Hyundai Capital America
Air Canada			2.55%, 02/06/2019(b)	60	61
6.75%, 10/01/2019(b)	10	10	Navistar International Corp
American Airlines 2014-1 Class A Pass			8.25%, 11/01/2021	5	3
Through Trust			Nissan Motor Acceptance Corp
3.70%, 04/01/2028	9	10	1.23%, 03/03/2017(b),(c)	30	30
American Airlines 2015-1 Class A Pass			Toyota Motor Credit Corp
Through Trust			1.02%, 01/17/2019(c)	25	25
3.38%, 11/01/2028	19	19	2.00%, 10/24/2018	15	15
United Airlines 2014-1 Class A Pass Through					$213
Trust
4.00%, 10/11/2027	14	15	Automobile Parts & Equipment - 0.03%
United Airlines 2014-1 Class B Pass Through			Dana Holding Corp
Trust			5.50%, 12/15/2024	5	5
4.75%, 10/11/2023	9	9	Lear Corp
United Airlines 2014-2 Class A Pass Through			5.25%, 01/15/2025	10	10
Trust					$15
3.75%, 03/03/2028	15	16	Banks- 2.45%
US Airways 2001-1G Pass Through Trust			Associated Banc-Corp
7.08%, 09/20/2022	1	1	2.75%, 11/15/2019	10	10
US Airways 2013-1 Class A Pass Through			4.25%, 01/15/2025	20	21
Trust			Bank of America Corp
3.95%, 05/15/2027	9	9	2.63%, 04/19/2021	40	41
		$89	3.50%, 04/19/2026	10	10
Apparel - 0.03%			3.95%, 04/21/2025	15	15
NIKE Inc			4.10%, 07/24/2023	10	11
3.88%, 11/01/2045	10	11	4.20%, 08/26/2024	20	21
			4.25%, 10/22/2026	31	32
			6.10%, 12/29/2049(c),(d)	10	10
Automobile Asset Backed Securities - 2.16%			Bank of New York Mellon Corp/The
AmeriCredit Automobile Receivables 2016-1			4.95%, 12/29/2049(c),(d)	30	30
1.20%, 06/10/2019(c)	200	200	Citigroup Inc
AmeriCredit Automobile Receivables Trust			2.70%, 03/30/2021	15	15
2015-3			3.40%, 05/01/2026	10	10
0.96%, 01/08/2019(c)	68	68	4.60%, 03/09/2026	5	5
Capital Auto Receivables Asset Trust 2014-2			4.75%, 05/18/2046	5	5
1.26%, 05/21/2018(c)	190	190	First Horizon National Corp
Capital Auto Receivables Asset Trust 2015-2			3.50%, 12/15/2020	20	20
0.85%, 10/20/2017(c)	126	126	Goldman Sachs Group Inc/The
Capital Auto Receivables Asset Trust 2016-1			2.38%, 01/22/2018	100	101
1.15%, 11/20/2018(c)	20	20	2.55%, 10/23/2019	20	20
CarMax Auto Owner Trust 2015-2			3.50%, 01/23/2025	10	10
0.72%, 06/15/2018(c)	96	96	3.85%, 07/08/2024	10	11
Chesapeake Funding LLC			4.25%, 10/21/2025	45	47
1.69%, 04/07/2024(b),(c)	11	11	5.15%, 05/22/2045	15	16
Drive Auto Receivables Trust 2015-D			5.38%, 03/15/2020	15	17
1.31%, 06/15/2018(b),(c)	92	92	5.38%, 12/29/2049(c),(d)	25	25
GM Financial Automobile Leasing Trust			6.75%, 10/01/2037	10	12
2016-2			JPMorgan Chase & Co
0.95%, 10/22/2018(c)	50	50	1.63%, 05/15/2018	35	35
Honda Auto Receivables 2015-3 Owner			4.25%, 10/01/2027	10	11
Trust			4.40%, 07/22/2020	50	55
0.92%, 11/20/2017	77	77	4.50%, 01/24/2022	10	11
		$930	4.95%, 06/01/2045	20	22
			5.00%, 12/29/2049(c),(d)	20	19
Automobile Floor Plan Asset Backed Securities - 0.64%
			5.63%, 08/16/2043	10	12
Ford Credit Floorplan Master Owner Trust A
0.84%, 02/15/2019(c)	200	200	Morgan Stanley
			2.38%, 07/23/2019	60	61

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Chemicals (continued)
Morgan Stanley (continued)			Dow Chemical Co/The
2.50%, 04/21/2021	$20	$20	4.38%, 11/15/2042	$5	$5
2.65%, 01/27/2020	5	5	Eagle Spinco Inc
4.00%, 07/23/2025	20	21	4.63%, 02/15/2021	5	5
4.10%, 05/22/2023	70	73	LYB International Finance BV
4.88%, 11/01/2022	15	16	4.88%, 03/15/2044	10	10
5.00%, 11/24/2025	30	33	Monsanto Co
5.55%, 12/29/2049(c),(d)	10	10	3.95%, 04/15/2045	5	5
RBC USA Holdco Corp					$80
5.25%, 09/15/2020	15	17
Royal Bank of Scotland Group PLC			Commercial Mortgage Backed Securities - 2.15%
5.13%, 05/28/2024	5	5	BCRR Trust 2009-1
			5.86%, 07/17/2040(b)	25	25
6.13%, 12/15/2022	5	5
US Bancorp			CD 2006-CD3 Mortgage Trust
2.35%, 01/29/2021	30	31	5.62%, 10/15/2048	12	12
Wells Fargo & Co			Citigroup Commercial Mortgage Trust 2015-
2.50%, 03/04/2021	25	26	GC27
			3.14%, 02/10/2048(c)	75	79
2.60%, 07/22/2020	5	5
3.90%, 05/01/2045	10	10	Citigroup Commercial Mortgage Trust 2015-
4.40%, 06/14/2046	10	10	GC29
			3.19%, 04/10/2048(c)	50	53
5.87%, 12/29/2049(c),(d)	5	5
			4.29%, 04/10/2048(c)	100	99
5.90%, 12/29/2049(c),(d)	20	21
			COMM 2014-CCRE17 Mortgage Trust
		$1,054	4.90%, 05/10/2047(c)	50	51
Beverages - 0.63%			Credit Suisse First Boston Mortgage Securities
Anheuser-Busch Cos LLC			Corp
5.60%, 03/01/2017	25	26	0.57%, 11/15/2037(b),(c),(e)	40	—
Anheuser-Busch InBev Finance Inc			CSMC Series 2009-RR3
2.65%, 02/01/2021	70	73	5.34%, 12/15/2043(b),(c)	25	25
3.30%, 02/01/2023	10	10	GE Commercial Mortgage Corp Series 2007-
3.65%, 02/01/2026	65	70	C1 Trust
4.70%, 02/01/2036	25	28	5.61%, 12/10/2049(c)	100	97
4.90%, 02/01/2046	30	35	GS Mortgage Securities Trust 2013-GCJ12
Constellation Brands Inc			3.78%, 06/10/2046(c)	25	26
3.75%, 05/01/2021	15	15	GS Mortgage Securities Trust 2015-GC34
Corp Lindley SA			3.51%, 10/10/2048(c)	125	135
6.75%, 11/23/2021(b)	7	8	JP Morgan Chase Commercial Mortgage
6.75%, 11/23/2021	5	6	Securities Trust 2006-CIBC17
		$271	5.43%, 12/12/2043	16	16
			LB-UBS Commercial Mortgage Trust 2007-
Biotechnology - 0.20%			C2
Celgene Corp			5.43%, 02/15/2040	8	8
2.13%, 08/15/2018	25	25	Morgan Stanley Bank of America Merrill
2.88%, 08/15/2020	15	16	Lynch Trust 2013-C9
4.63%, 05/15/2044	5	5	3.46%, 05/15/2046	25	26
5.00%, 08/15/2045	5	5	Morgan Stanley Bank of America Merrill
5.25%, 08/15/2043	5	6	Lynch Trust 2014-C18
Genzyme Corp			4.59%, 10/15/2047(c)	50	54
5.00%, 06/15/2020	15	17	UBS Commercial Mortgage Trust 2012-C1
Gilead Sciences Inc			3.40%, 05/10/2045(c)	55	59
3.05%, 12/01/2016	10	10	UBS-Barclays Commercial Mortgage Trust
		$84	2013-C5
			3.18%, 03/10/2046(c)	15	16
Building Materials - 0.29%
Boise Cascade Co			Wachovia Bank Commercial Mortgage Trust
6.38%, 11/01/2020	5	5	Series 2007-C34
CRH America Inc			5.68%, 05/15/2046(c)	105	108
8.13%, 07/15/2018	45	51	WFRBS Commercial Mortgage Trust 2013-
Martin Marietta Materials Inc			C12
1.73%, 06/30/2017(c)	65	65	1.54%, 03/15/2048(b),(c),(e)	563	35
Norbord Inc					$924
5.38%, 12/01/2020(b)	5	5
			Commercial Services - 0.02%
		$126	Ahern Rentals Inc
			7.38%, 05/15/2023(b)	5	3
Chemicals - 0.19%
A Schulman Inc			Jurassic Holdings III Inc
6.88%, 06/01/2023(b)	15	15	6.88%, 02/15/2021(b)	5	3
Agrium Inc			TMS International Corp
3.38%, 03/15/2025	20	20	7.63%, 10/15/2021(b)	5	4
Aruba Investments Inc					$10
8.75%, 02/15/2023(b)	5	5
CF Industries Inc
4.95%, 06/01/2043	5	5
5.15%, 03/15/2034	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

Principal				Principal	Value
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	(000's)

Computers - 0.36%			Electric - 1.19%
Apple Inc			Alabama Power Co
0.89%, 05/03/2018(c)	$50	$50	3.75%, 03/01/2045	$10	$10
1.70%, 02/22/2019	5	5	3.85%, 12/01/2042	10	10
2.85%, 05/06/2021	5	5	4.15%, 08/15/2044	10	11
2.85%, 02/23/2023	5	5	CMS Energy Corp
3.45%, 02/09/2045	20	19	3.00%, 05/15/2026	5	5
4.65%, 02/23/2046	15	17	4.70%, 03/31/2043	5	6
Denali International LLC / Denali Finance			4.88%, 03/01/2044	5	6
Corp			Commonwealth Edison Co
5.63%, 10/15/2020(b)	5	5	3.70%, 03/01/2045	10	10
Diamond 1 Finance Corp / Diamond 2 Finance			3.80%, 10/01/2042	5	5
Corp			4.35%, 11/15/2045	5	6
3.48%, 06/01/2019(b)	5	5	Consolidated Edison Co of New York Inc
4.42%, 06/15/2021(b)	15	16	4.50%, 12/01/2045	10	11
6.02%, 06/15/2026(b)	10	11	4.63%, 12/01/2054	10	12
7.13%, 06/15/2024(b)	5	5	Dominion Resources Inc/VA
Hewlett Packard Enterprise Co			3.90%, 10/01/2025	15	16
6.20%, 10/15/2035(b)	10	10	DTE Energy Co
		$153	6.38%, 04/15/2033	15	19
			Dynegy Inc
Consumer Products - 0.01%			7.38%, 11/01/2022	10	10
Spectrum Brands Inc			Edison International
5.75%, 07/15/2025	5	5	3.75%, 09/15/2017	10	10
			Electricite de France SA
Credit Card Asset Backed Securities - 0.81%			2.35%, 10/13/2020(b)	20	20
BA Credit Card Trust			3.63%, 10/13/2025(b)	10	10
0.71%, 09/16/2019(c)	75	75	4.95%, 10/13/2045(b)	5	6
0.73%, 01/15/2020(c)	75	75	Elwood Energy LLC
Barclays Dryrock Issuance Trust			8.16%, 07/05/2026	15	17
0.78%, 03/16/2020(c)	100	100	Emera US Finance LP
Citibank Credit Card Issuance Trust			2.70%, 06/15/2021(b)	10	10
0.65%, 08/24/2018(c)	100	100	Exelon Corp
		$350	2.85%, 06/15/2020	15	16
			4.45%, 04/15/2046	5	5
Distribution & Wholesale - 0.05%			Florida Power & Light Co
Global Partners LP / GLP Finance Corp			4.05%, 06/01/2042	10	11
7.00%, 06/15/2023	5	4	4.13%, 02/01/2042	5	6
WW Grainger Inc			Kentucky Utilities Co
4.60%, 06/15/2045	15	18	3.30%, 10/01/2025	15	16
		$22	Louisville Gas & Electric Co
Diversified Financial Services - 0.46%			3.30%, 10/01/2025	5	5
Aircastle Ltd			MidAmerican Energy Co
4.63%, 12/15/2018	5	5	4.25%, 05/01/2046	10	11
5.00%, 04/01/2023	5	5	Northern States Power Co/MN
5.13%, 03/15/2021	10	10	3.40%, 08/15/2042	5	5
Ally Financial Inc			NRG Energy Inc
3.25%, 11/05/2018	5	5	6.25%, 05/01/2024	5	5
3.60%, 05/21/2018	15	15	8.25%, 09/01/2020	10	10
CIT Group Inc			Oncor Electric Delivery Co LLC
3.88%, 02/19/2019	10	10	5.25%, 09/30/2040	5	6
Credit Acceptance Corp			Pacific Gas & Electric Co
6.13%, 02/15/2021	5	5	3.50%, 06/15/2025	10	11
Intercontinental Exchange Inc			4.45%, 04/15/2042	5	6
2.75%, 12/01/2020	15	16	PacifiCorp
International Lease Finance Corp			3.85%, 06/15/2021	10	11
6.25%, 05/15/2019	5	5	PPL Capital Funding Inc
National Rural Utilities Cooperative Finance			3.10%, 05/15/2026	10	10
Corp			PPL Electric Utilities Corp
4.75%, 04/30/2043(c)	10	10	3.00%, 09/15/2021	5	5
Navient Corp			4.75%, 07/15/2043	5	6
6.13%, 03/25/2024	10	9	PPL WEM Ltd / Western Power Distribution
OneMain Financial Holdings LLC			Ltd
7.25%, 12/15/2021(b)	10	10	5.38%, 05/01/2021(b)	25	28
Springleaf Finance Corp			Public Service Electric & Gas Co
5.25%, 12/15/2019	10	9	4.15%, 11/01/2045	5	6
Synchrony Financial			Puget Energy Inc
2.70%, 02/03/2020	15	15	6.00%, 09/01/2021	15	18
Visa Inc			Southern California Edison Co
2.20%, 12/14/2020	30	31	3.60%, 02/01/2045	15	16
3.15%, 12/14/2025	15	16	4.05%, 03/15/2042	15	16
4.30%, 12/14/2045	20	23	Southern Co/The
		$199	2.95%, 07/01/2023	5	5

See accompanying notes.

Schedule of Investments Balanced Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Food (continued)
Southern Co/The (continued)			Wm Wrigley Jr Co
4.40%, 07/01/2046	$5	$5	2.40%, 10/21/2018(b)	$10	$10
Virginia Electric & Power Co			3.38%, 10/21/2020(b)	25	27
4.00%, 01/15/2043	5	5			$141
4.65%, 08/15/2043	5	6
Wisconsin Electric Power Co			Forest Products & Paper - 0.06%
4.30%, 12/15/2045	5	6	Domtar Corp
Xcel Energy Inc			6.25%, 09/01/2042	20	21
2.40%, 03/15/2021	35	36	Tembec Industries Inc
			9.00%, 12/15/2019(b)	5	4
3.30%, 06/01/2025	10	11
		$513			$25

Electronics - 0.08%			Gas- 0.04%
Fortive Corp			Dominion Gas Holdings LLC
2.35%, 06/15/2021(b)	5	5	2.80%, 11/15/2020	15	16
3.15%, 06/15/2026(b)	10	10
Sanmina Corp			Healthcare - Products - 0.39%
4.38%, 06/01/2019(b)	20	21	Hill-Rom Holdings Inc
		$36	5.75%, 09/01/2023(b),(c)	5	5
			Kinetic Concepts Inc / KCI USA Inc
Engineering & Construction - 0.06%
			10.50%, 11/01/2018	15	15
SBA Tower Trust
2.90%, 10/15/2044(b)	25	25	Mallinckrodt International Finance SA /
			Mallinckrodt CB LLC
			5.63%, 10/15/2023(b)	5	5
Entertainment - 0.32%			Medtronic Inc
CCM Merger Inc			2.50%, 03/15/2020	20	21
9.13%, 05/01/2019(b)	20	21	4.38%, 03/15/2035	19	21
Churchill Downs Inc			4.63%, 03/15/2045	20	24
5.38%, 12/15/2021(b)	35	36	Universal Hospital Services Inc
Cinemark USA Inc			7.63%, 08/15/2020	10	9
4.88%, 06/01/2023	5	5	Zimmer Biomet Holdings Inc
DreamWorks Animation SKG Inc			2.70%, 04/01/2020	35	35
6.88%, 08/15/2020(b)	10	11	3.15%, 04/01/2022	20	21
Lions Gate Entertainment Corp			3.55%, 04/01/2025	10	10
5.25%, 08/01/2018	20	20			$166
Peninsula Gaming LLC / Peninsula Gaming
Corp			Healthcare - Services - 0.83%
8.38%, 02/15/2018(b)	5	5	Aetna Inc
Regal Entertainment Group			2.40%, 06/15/2021	20	20
5.75%, 03/15/2022	5	5	2.75%, 11/15/2022	30	31
WMG Acquisition Corp			2.80%, 06/15/2023	25	26
6.00%, 01/15/2021(b)	13	13	3.20%, 06/15/2026	20	21
WMG Holdings Corp			4.25%, 06/15/2036	10	10
13.75%, 10/01/2019	19	20	4.38%, 06/15/2046	10	10
		$136	Anthem Inc
			4.63%, 05/15/2042	10	11
Environmental Control - 0.06%			Centene Corp
Republic Services Inc			4.75%, 05/15/2022	10	10
3.80%, 05/15/2018	25	26	5.75%, 06/01/2017	14	14
			6.13%, 02/15/2024(b)	5	5
			Cigna Corp
Food- 0.33%
			4.00%, 02/15/2022	5	5
Arcor SAIC
6.00%, 07/06/2023(b),(f),(g)	15	15	4.38%, 12/15/2020	50	54
			Fresenius Medical Care US Finance II Inc
BI-LO LLC / BI-LO Finance Corp			5.88%, 01/31/2022(b)	5	6
9.25%, 02/15/2019(b)	5	4
			HCA Inc
Ingles Markets Inc
			4.75%, 05/01/2023	10	10
5.75%, 06/15/2023	5	5
			5.25%, 04/15/2025	20	21
JBS USA LLC / JBS USA Finance Inc
5.75%, 06/15/2025(b)	5	5	5.88%, 03/15/2022	5	6
			Molina Healthcare Inc
JM Smucker Co/The			5.38%, 11/15/2022(b)	5	5
4.38%, 03/15/2045	10	11
			MPH Acquisition Holdings LLC
Kraft Heinz Foods Co			7.13%, 06/01/2024(b)	5	5
2.80%, 07/02/2020(b)	15	16
4.38%, 06/01/2046(b)	25	26	UnitedHealth Group Inc
5.00%, 07/15/2035(b)	5	6	1.90%, 07/16/2018	10	10
			4.63%, 07/15/2035	55	64
Post Holdings Inc
7.75%, 03/15/2024(b)	5	6	4.75%, 07/15/2045	5	6
			WellCare Health Plans Inc
Smithfield Foods Inc
5.88%, 08/01/2021(b)	5	5	5.75%, 11/15/2020	5	5
					$355
TreeHouse Foods Inc
6.00%, 02/15/2024(b)	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Holding Companies - Diversified - 0.01%			Iron & Steel (continued)
Argos Merger Sub Inc			Vale Overseas Ltd
7.13%, 03/15/2023(b)	$5	$5	5.88%, 06/10/2021	$25	$25
					$85

Home Builders - 0.10%			Leisure Products & Services - 0.02%
Beazer Homes USA Inc			NCL Corp Ltd
6.63%, 04/15/2018	15	15	4.63%, 11/15/2020(b)	5	5
Lennar Corp			5.25%, 11/15/2019(b)	5	5
4.13%, 12/01/2018	5	5			$10
4.75%, 11/15/2022(c)	5	5
WCI Communities Inc			Lodging - 0.09%
6.88%, 08/15/2021	15	15	Boyd Gaming Corp
Woodside Homes Co LLC / Woodside Homes			6.88%, 05/15/2023	5	6
Finance Inc			MGM Growth Properties Operating
6.75%, 12/15/2021(b)	5	5	Partnership LP / MGP Escrow Co-Issuer Inc
			5.63%, 05/01/2024(b)	5	5
		$45
			MGM Resorts International
Home Equity Asset Backed Securities - 0.05%			6.00%, 03/15/2023	5	5
Specialty Underwriting & Residential Finance			6.63%, 12/15/2021	5	6
Trust Series 2004-BC1			Wyndham Worldwide Corp
1.22%, 02/25/2035(c)	21	20	2.50%, 03/01/2018	15	15
					$37

Housewares - 0.03%			Machinery - Construction & Mining - 0.01%
Newell Brands Inc			Vander Intermediate Holding II Corp
3.15%, 04/01/2021	5	5	9.75%, PIK 10.50%, 02/01/2019 (b),(h)	5	3
3.85%, 04/01/2023	5	6
		$11
			Media- 0.84%
Insurance - 1.10%			21st Century Fox America Inc
American International Group Inc			4.75%, 09/15/2044	10	11
3.30%, 03/01/2021	15	15	5.40%, 10/01/2043	5	6
Chubb INA Holdings Inc			CCO Holdings LLC / CCO Holdings Capital
2.30%, 11/03/2020	45	46	Corp
3.35%, 05/03/2026	25	27	5.13%, 05/01/2023(b)	15	15
CNO Financial Group Inc			5.75%, 02/15/2026(b)	5	5
4.50%, 05/30/2020	10	10	Charter Communications Operating LLC /
Liberty Mutual Group Inc			Charter Communications Operating Capital
7.00%, 03/07/2067(b),(c)	15	13	4.91%, 07/23/2025(b)	25	27
Markel Corp			6.83%, 10/23/2055(b)	10	12
5.00%, 04/05/2046	15	16	Comcast Corp
Metropolitan Life Global Funding I			2.75%, 03/01/2023	35	37
2.30%, 04/10/2019(b)	150	154	3.38%, 02/15/2025	5	5
Prudential Financial Inc			4.60%, 08/15/2045	5	6
5.38%, 05/15/2045(c)	15	15	6.40%, 03/01/2040	20	28
Teachers Insurance & Annuity Association of			6.50%, 11/15/2035	5	7
America			DISH DBS Corp
4.90%, 09/15/2044(b)	15	17	4.25%, 04/01/2018	5	5
TIAA Asset Management Finance Co LLC			5.88%, 07/15/2022	15	15
2.95%, 11/01/2019(b)	40	41	5.88%, 11/15/2024	5	5
Travelers Cos Inc/The			7.88%, 09/01/2019	10	11
3.75%, 05/15/2046	10	10	Grupo Televisa SAB
Voya Financial Inc			6.63%, 01/15/2040	35	40
5.65%, 05/15/2053(c)	30	28	RCN Telecom Services LLC / RCN Capital
XLIT Ltd			Corp
4.45%, 03/31/2025	60	61	8.50%, 08/15/2020(b)	10	10
5.50%, 03/31/2045	20	20	Time Warner Cable Inc
		$473	6.75%, 07/01/2018	5	5
			Time Warner Inc
Internet - 0.01%
			2.10%, 06/01/2019	10	10
Zayo Group LLC / Zayo Capital Inc
			2.95%, 07/15/2026	5	5
6.00%, 04/01/2023	5	5
			3.60%, 07/15/2025	10	11
			3.88%, 01/15/2026	5	5
Iron & Steel - 0.20%			4.05%, 12/15/2023	5	6
AK Steel Corp			4.65%, 06/01/2044	10	11
7.63%, 05/15/2020	5	5	4.85%, 07/15/2045	10	11
ArcelorMittal			6.25%, 03/29/2041	5	6
8.00%, 10/15/2039(c)	20	19	Viacom Inc
Commercial Metals Co			4.85%, 12/15/2034	15	14
7.35%, 08/15/2018	25	26	Walt Disney Co/The
Signode Industrial Group Lux SA/Signode			2.30%, 02/12/2021	10	10
Industrial Group US Inc
6.38%, 05/01/2022(b)	10	10

See accompanying notes.

Schedule of Investments Balanced Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Oil & Gas (continued)
WideOpenWest Finance LLC /			Denbury Resources Inc
WideOpenWest Capital Corp			5.50%, 05/01/2022	$10	$7
13.38%, 10/15/2019	$20	$21	Devon Energy Corp
		$360	2.25%, 12/15/2018	30	30
			Ecopetrol SA
Metal Fabrication & Hardware - 0.01%			5.88%, 05/28/2045	5	4
Wise Metals Intermediate Holdings LLC/Wise			Encana Corp
Holdings Finance Corp			5.15%, 11/15/2041	10	8
9.75%, PIK 10.50%, 06/15/2019 (b),(h)	11	6
			EP Energy LLC / Everest Acquisition Finance
			Inc
Mining - 0.08%			9.38%, 05/01/2020	20	14
Barrick North America Finance LLC			Exxon Mobil Corp
4.40%, 05/30/2021	10	11	1.71%, 03/01/2019	55	56
BHP Billiton Finance USA Ltd			2.22%, 03/01/2021	20	21
2.05%, 09/30/2018	10	10	Halcon Resources Corp
FMG Resources August 2006 Pty Ltd			8.63%, 02/01/2020(b)	5	5
6.88%, 04/01/2022(b)	5	5	Kerr-McGee Corp
9.75%, 03/01/2022(b)	5	5	7.88%, 09/15/2031	5	6
Taseko Mines Ltd			Nabors Industries Inc
7.75%, 04/15/2019	5	3	2.35%, 09/15/2016	10	10
		$34	Northern Blizzard Resources Inc
			7.25%, 02/01/2022(b)	6	5
Miscellaneous Manufacturers - 0.34%			Oasis Petroleum Inc
Bombardier Inc			6.50%, 11/01/2021	10	9
7.50%, 03/15/2025(b)	5	4
			PDC Energy Inc
General Electric Co			7.75%, 10/15/2022	10	10
5.30%, 02/11/2021	70	81	Petrobras Global Finance BV
Ingersoll-Rand Global Holding Co Ltd			4.38%, 05/20/2023	5	4
2.88%, 01/15/2019	10	11	8.38%, 05/23/2021	15	15
5.75%, 06/15/2043	5	6	Petroleos Mexicanos
Ingersoll-Rand Luxembourg Finance SA			5.50%, 02/04/2019(b)	10	11
2.63%, 05/01/2020	15	15	6.88%, 08/04/2026(b)	10	11
3.55%, 11/01/2024	15	16	8.00%, 05/03/2019	25	28
Tyco International Finance SA			Phillips 66
5.13%, 09/14/2045	10	12	4.65%, 11/15/2034	10	11
		$145	Pioneer Natural Resources Co
Mortgage Backed Securities - 0.04%			3.45%, 01/15/2021	20	21
Fannie Mae Interest Strip			4.45%, 01/15/2026	5	5
4.50%, 10/25/2035(c),(e)	180	8	QEP Resources Inc
Freddie Mac REMICS			5.25%, 05/01/2023	10	9
3.50%, 02/15/2025(c),(e)	222	10	Repsol Oil & Gas Canada Inc
		$18	7.75%, 06/01/2019	25	27
			Shell International Finance BV
Office & Business Equipment - 0.05%			4.00%, 05/10/2046	5	5
Xerox Corp			Sunoco LP / Sunoco Finance Corp
2.95%, 03/15/2017	5	5	5.50%, 08/01/2020(b)	5	5
3.50%, 08/20/2020	10	10	6.38%, 04/01/2023(b)	5	5
6.75%, 02/01/2017	5	5	Whiting Petroleum Corp
		$20	5.75%, 03/15/2021	5	5
			Woodside Finance Ltd
Oil & Gas - 1.27%			3.65%, 03/05/2025(b)	5	5
Anadarko Petroleum Corp
			WPX Energy Inc
3.45%, 07/15/2024	10	10
			7.50%, 08/01/2020	5	5
4.85%, 03/15/2021	55	58
					$545
5.55%, 03/15/2026	10	11
Apache Corp			Oil & Gas Services - 0.02%
4.75%, 04/15/2043	5	5	Schlumberger Investment SA
Baytex Energy Corp			3.30%, 09/14/2021(b)	5	5
5.13%, 06/01/2021(b)	5	4	Seventy Seven Operating LLC
BP Capital Markets PLC			0.00%, 11/15/2019(a)	5	3
1.17%, 05/10/2019(c)	50	50			$8
3.12%, 05/04/2026	5	5
Chaparral Energy Inc			Other Asset Backed Securities - 0.12%
0.00%, 11/15/2022(a)	10	6	Countrywide Asset-Backed Certificates
			2.06%, 01/25/2034(c)	37	34
Chesapeake Energy Corp
8.00%, 12/15/2022(b)	7	6	JP Morgan Mortgage Acquisition Trust 2007-
ConocoPhillips Co			CH3
1.53%, 05/15/2022(c)	20	19	0.60%, 03/25/2037(c)	19	19
Continental Resources Inc/OK					$53
3.80%, 06/01/2024	5	4
4.50%, 04/15/2023	5	5
5.00%, 09/15/2022	5	5

See accompanying notes.

Schedule of Investments Balanced Account June 30, 2016 (unaudited)

	Principal			Principal

BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers - 0.26%			Pipelines (continued)

Beverage Packaging Holdings Luxembourg II			TransCanada PipeLines Ltd

SA / Beverage Packaging Holdings II			4.63%, 03/01/2034	$10	$11

5.63%, 12/15/2016(b)	$5	$5	5.00%, 10/16/2043	5	6

Coveris Holding Corp			7.13%, 01/15/2019	5	6

10.00%, 06/01/2018 (b)	15	15	Western Gas Partners LP

Crown Cork &Seal Co Inc			4.65%, 07/01/2026(f),(g)	5	5

7.38%, 12/15/2026	8	9	5.45%, 04/01/2044	15	14

Packaging Corp of America			Williams Partners LP

4.50%, 11/01/2023	20	21	3.60%, 03/15/2022	10	9

Reynolds Group Issuer Inc / Reynolds Group					$256

Issuer LLC / Reynolds Group Issuer

(Luxembourg) S.A.			Private Equity - 0.01%

5.75%, 10/15/2020	30	31	Icahn Enterprises LP / Icahn Enterprises

WestRock RKT Co			Finance Corp

3.50%, 03/01/2020	30	31	6.00%, 08/01/2020	5	5

		$112

			Real Estate - 0.08%
Pharmaceuticals - 0.43%
			American Campus Communities Operating
AbbVie Inc
			Partnership LP
1.80%, 05/14/2018	50	50
			3.35%, 10/01/2020	10	10
2.50%, 05/14/2020	25	26
			4.13%, 07/01/2024	10	11
4.70%, 05/14/2045	10	11
			Crescent Resources LLC / Crescent Ventures
Actavis Funding SCS
			Inc

3.45%, 03/15/2022	25	26	10.25%, 08/15/2017 (b)	10	10
3.80%, 03/15/2025	5	5
			Prologis LP
Baxalta Inc
			3.75%, 11/01/2025	5	5
4.00%, 06/23/2025	5	5

Forest Laboratories LLC					$36

5.00%, 12/15/2021(b)	5	6	REITS- 0.51%

Johnson & Johnson			American Tower Corp

3.70%, 03/01/2046	15	17	3.50%, 01/31/2023	5	5

Merck & Co Inc			AvalonBay Communities Inc

1.30%, 05/18/2018	20	20	2.95%, 05/11/2026	15	15

Novartis Capital Corp			Brixmor Operating Partnership LP

4.00%, 11/20/2045	10	11	4.13%, 06/15/2026	5	5

Valeant Pharmaceuticals International Inc			DDR Corp

5.38%, 03/15/2020(b)	5	4	3.63%, 02/01/2025	10	10

5.63%, 12/01/2021(b)	5	4	DuPont Fabros Technology LP

		$185	5.88%, 09/15/2021	5	5

			Equinix Inc
Pipelines - 0.59%
			4.88%, 04/01/2020	5	5
Boardwalk Pipelines LP
			5.38%, 01/01/2022	5	5
3.38%, 02/01/2023	15	14
			5.38%, 04/01/2023	5	5
Columbia Pipeline Group Inc
			Essex Portfolio LP
3.30%, 06/01/2020	20	21
			3.38%, 04/15/2026	25	26
Enbridge Inc

1.14%, 06/02/2017(c)	30	29	Hospitality Properties Trust
			4.25%, 02/15/2021	20	21
Energy Transfer Equity LP
			Iron Mountain US Holdings Inc

5.88%, 01/15/2024	5	5	5.38%, 06/01/2026(b)	10	10
Energy Transfer Partners LP
			iStar Inc
4.05%, 03/15/2025	5	5
			4.88%, 07/01/2018	5	5
4.90%, 03/15/2035	5	4
			6.50%, 07/01/2021	10	10
EnLink Midstream Partners LP
			9.00%, 06/01/2017	5	5
4.15%, 06/01/2025	20	18
			Kimco Realty Corp
4.40%, 04/01/2024	15	14
			3.40%, 11/01/2022	5	5
5.05%, 04/01/2045	10	8
			4.25%, 04/01/2045	15	15
Enterprise Products Operating LLC
			Retail Properties of America Inc
3.70%, 02/15/2026	5	5
			4.00%, 03/15/2025	15	15
4.90%, 05/15/2046	10	11
			Select Income REIT
Kinder Morgan Energy Partners LP
			4.15%, 02/01/2022	15	15
4.70%, 11/01/2042	15	14
			Simon Property Group LP
5.63%, 09/01/2041	5	5
			2.50%, 09/01/2020	5	5
Kinder Morgan Inc/DE
			2.50%, 07/15/2021	15	16
3.05%, 12/01/2019	10	10
			Ventas Realty LP
MPLX LP

4.88%, 06/01/2025(b)	2	2	3.13%, 06/15/2023	15	15

ONEOK Partners LP					$218

4.90%, 03/15/2025	10	10	Retail - 0.67%

Sabine Pass Liquefaction LLC			BMC Stock Holdings Inc

5.63%, 03/01/2025	20	20	9.00%, 09/15/2018(b)	15	16

Tesoro Logistics LP / Tesoro Logistics			CVS Health Corp

Finance Corp			2.80%, 07/20/2020	15	16

6.13%, 10/15/2021	10	10	4.75%, 12/01/2022	25	29

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Telecommunications (continued)
CVS Health Corp (continued)			AT&T Inc (continued)
5.00%, 12/01/2024	$10	$12	2.38%, 11/27/2018	$5	$5
5.13%, 07/20/2045	10	13	2.45%, 06/30/2020	45	46
CVS Pass-Through Trust			3.60%, 02/17/2023	25	26
7.51%, 01/10/2032(b)	4	5	3.80%, 03/15/2022	20	21
Dollar Tree Inc			4.13%, 02/17/2026	5	5
5.75%, 03/01/2023(b)	5	5	4.50%, 05/15/2035	10	10
Home Depot Inc/The			6.00%, 08/15/2040	15	18
3.35%, 09/15/2025	20	22	6.38%, 03/01/2041	10	12
JC Penney Corp Inc			CC Holdings GS V LLC / Crown Castle GS
5.65%, 06/01/2020	15	14	III Corp
KFC Holding Co/Pizza Hut Holdings			3.85%, 04/15/2023	30	32
LLC/Taco Bell of America LLC			Cisco Systems Inc
5.00%, 06/01/2024(b)	5	5	1.60%, 02/28/2019	5	5
L Brands Inc			2.20%, 02/28/2021	20	21
6.88%, 11/01/2035	5	5	Frontier Communications Corp
Landry's Holdings II Inc			11.00%, 09/15/2025	10	10
10.25%, 01/01/2018 (b)	15	15	10.50%, 09/15/2022	10	11
Macy's Retail Holdings Inc			Goodman Networks Inc
5.90%, 12/01/2016	36	37	12.13%, 07/01/2018	5	3
McDonald's Corp			Intelsat Luxembourg SA
2.10%, 12/07/2018	15	15	8.13%, 06/01/2023	15	4
2.75%, 12/09/2020	25	26	Level 3 Communications Inc
3.70%, 01/30/2026	10	11	5.75%, 12/01/2022	5	5
4.88%, 12/09/2045	25	29	Level 3 Financing Inc
Michaels Stores Inc			5.38%, 01/15/2024	10	10
5.88%, 12/15/2020(b)	5	5	6.13%, 01/15/2021	5	5
Target Corp			Sprint Capital Corp
3.63%, 04/15/2046	5	5	6.88%, 11/15/2028	10	8
Tops Holding LLC / Tops Markets II Corp			Sprint Communications Inc
8.00%, 06/15/2022(b)	5	4	6.00%, 11/15/2022	10	8
		$289	7.00%, 08/15/2020	10	9
			9.13%, 03/01/2017	3	3
Software - 0.14%			T-Mobile USA Inc
Fidelity National Information Services Inc			6.25%, 04/01/2021	10	11
2.85%, 10/15/2018	10	11	6.50%, 01/15/2026	5	5
First Data Corp			6.63%, 04/28/2021	5	5
5.00%, 01/15/2024(b)	5	5
			Verizon Communications Inc
Microsoft Corp			1.35%, 06/09/2017	25	25
2.00%, 11/03/2020	5	5	2.41%, 09/14/2018(c)	50	51
MSCI Inc			4.52%, 09/15/2048	3	3
5.75%, 08/15/2025(b)	5	5
			5.01%, 08/21/2054	17	18
Oracle Corp			5.15%, 09/15/2023	25	29
1.90%, 09/15/2021(f)	15	15
2.65%, 07/15/2026(f)	10	10	Vodafone Group PLC
4.00%, 07/15/2046(f)	5	5	2.50%, 09/26/2022	10	10
					$444
4.38%, 05/15/2055	5	5
		$61	Transportation - 0.35%
			Burlington Northern Santa Fe LLC
Sovereign - 0.26%			3.85%, 09/01/2023	10	11
Hungary Government International Bond			5.05%, 03/01/2041	15	18
5.38%, 02/21/2023	10	11	CSX Corp
Peruvian Government International Bond			3.70%, 10/30/2020	15	16
5.63%, 11/18/2050	15	19	3.95%, 05/01/2050	5	5
Poland Government International Bond			5.50%, 04/15/2041	10	13
3.25%, 04/06/2026	50	51	Eletson Holdings Inc
Romanian Government International Bond			9.63%, 01/15/2022(b)	5	4
4.88%, 01/22/2024(b)	30	33
			FedEx Corp
		$114	4.55%, 04/01/2046	10	11
Student Loan Asset Backed Securities - 0.38%			4.75%, 11/15/2045	25	28
Navient Student Loan Trust 2014-8			Hornbeck Offshore Services Inc
0.73%, 08/25/2020(c)	20	20	5.00%, 03/01/2021	10	6
Navient Student Loan Trust 2015-1			Navios Maritime Acquisition Corp / Navios
0.75%, 09/26/2022(c)	80	80	Acquisition Finance US Inc
SLM Private Education Loan Trust 2012-E			8.13%, 11/15/2021(b)	20	16
1.19%, 10/16/2023(b),(c)	18	18	Navios Maritime Holdings Inc / Navios
SLM Private Education Loan Trust 2013-A			Maritime Finance II US Inc
1.04%, 08/15/2022(b),(c)	45	45	7.38%, 01/15/2022(b)	10	4
		$163	Navios South American Logistics Inc / Navios
			Logistics Finance US Inc
Telecommunications - 1.03%			7.25%, 05/01/2022(b)	5	3
AT&T Inc
1.58%, 11/27/2018(c)	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2016 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Transportation (continued)				Federal National Mortgage Association (FNMA) (continued)
Union Pacific Corp				3.00%, 07/01/2043	$47	$49
4.38%, 11/15/2065		$15	$16	3.00%, 07/01/2046(i)	215	223
			$151	3.50%, 10/01/2033	74	79
				3.50%, 05/01/2043	54	58
Trucking & Leasing - 0.02%				3.50%, 07/01/2043	201	215
Penske Truck Leasing Co Lp / PTL Finance				3.50%, 08/01/2043	77	82
Corp				3.50%, 09/01/2044	88	94
3.38%, 02/01/2022(b)		10	10
				3.50%, 11/01/2044	100	106
				3.50%, 07/01/2045(i)	395	417
TOTAL BONDS			$10,358	4.00%, 08/01/2020	4	4
SENIOR FLOATING RATE INTERESTS - Principal				4.00%, 02/01/2031	6	6
0.07%	Amount (000's) Value (000's)			4.00%, 06/01/2031	15	16
Forest Products & Paper - 0.01%				4.00%, 03/01/2041	22	23
Caraustar Industries Inc, Term Loan B				4.00%, 05/01/2045	201	217
8.00%, 04/26/2019(c)		$5	$4	4.00%, 12/01/2045	24	26
				4.50%, 05/01/2040	78	87
				4.50%, 11/01/2045	41	45
Oil & Gas - 0.02%				5.00%, 01/01/2042	29	33
Seadrill Operating LP, Term Loan B				5.50%, 03/01/2034	12	14
4.00%, 02/12/2021(c)		20	9
				5.50%, 04/01/2035	2	2
				5.50%, 07/01/2038	59	67
Packaging & Containers - 0.01%				6.00%, 02/01/2025	17	19
SIG Combibloc PurchaseCo Sarl, Term Loan				6.00%, 11/01/2035	88	102
B				6.00%, 11/01/2037	30	34
4.25%, 03/11/2022(c)		5	5	6.00%, 03/01/2038	8	10
				6.50%, 02/01/2032	5	7
				6.50%, 07/01/2037	3	4
Retail - 0.01%				6.50%, 07/01/2037	3	4
Academy Ltd, Term Loan B				6.50%, 02/01/2038	5	6
5.00%, 06/16/2022(c)		4	4
				6.50%, 09/01/2038	6	7
						$2,671
Semiconductors - 0.02%				Government National Mortgage Association (GNMA) -
Avago Technologies Cayman Finance Ltd,				2.00%
Term Loan B1				3.00%, 02/15/2043	25	26
4.25%, 11/11/2022(c)		10	10	3.00%, 01/20/2046	68	71
				3.00%, 07/01/2046	190	199
TOTAL SENIOR FLOATING RATE INTERESTS			$32	3.50%, 05/15/2042	69	73
U.S. GOVERNMENT & GOVERNMENT	Principal			3.50%, 10/15/2042	38	41
AGENCY OBLIGATIONS - 17.90%	Amount (000's) Value (000's)			3.50%, 07/01/2046	200	212
				4.00%, 07/01/2045(i)	50	54
Federal Home Loan Mortgage Corporation (FHLMC) -
2.12%				4.50%, 11/15/2040	53	59
3.00%, 11/01/2042		$88	$92	5.00%, 02/15/2039	73	83
4.00%, 02/01/2044		57	61	6.00%, 09/20/2026	11	12
4.00%, 10/01/2044		83	90	6.00%, 01/15/2029	13	15
4.00%, 01/01/2045		88	95	7.00%, 05/15/2031	5	6
4.00%, 01/01/2046		98	105	7.00%, 02/20/2032	8	10
4.50%, 04/01/2031		12	14			$861
4.50%, 12/01/2043		43	48	U.S. Treasury - 7.07%
4.50%, 05/01/2044		73	79	0.50%, 11/30/2016	10	10
5.00%, 06/01/2031		29	32	0.63%, 08/15/2016	60	60
5.00%, 08/01/2040		96	107	0.88%, 04/30/2017	145	145
5.00%, 06/01/2041		40	45	0.88%, 07/15/2018	5	5
5.50%, 12/01/2022		5	5	1.38%, 01/31/2020	350	357
6.00%, 01/01/2029		5	6	1.38%, 04/30/2020	40	41
6.00%, 10/01/2036(c)		7	8
				1.75%, 09/30/2019	385	397
6.00%, 08/01/2037		25	29	1.88%, 11/30/2021	300	312
6.00%, 01/01/2038(c)		5	5
				2.00%, 05/31/2021	25	26
6.00%, 07/01/2038		17	20	2.13%, 06/30/2022	450	474
6.50%, 05/01/2031		2	2	2.25%, 11/15/2025	175	187
6.50%, 06/01/2031		6	7	2.38%, 12/31/2020	50	53
6.50%, 10/01/2035		14	17	2.38%, 08/15/2024	10	11
7.00%, 12/01/2027		7	8	2.50%, 02/15/2045	15	16
7.50%, 08/01/2030		1	1	2.75%, 08/15/2042	20	22
8.00%, 12/01/2030		29	34	2.88%, 08/15/2045	45	50
			$910	3.00%, 11/15/2044	100	115
Federal National Mortgage Association (FNMA) - 6.21%				3.00%, 05/15/2045	100	115
2.50%, 03/01/2030		87	90	3.00%, 11/15/2045	200	230
2.50%, 07/01/2031(i)		240	248	3.13%, 11/15/2041	20	24
3.00%, 06/01/2027		176	187	3.13%, 08/15/2044	10	12
3.00%, 07/01/2031(i)		45	47	3.75%, 11/15/2043	100	132
3.00%, 10/01/2034		41	43	4.50%, 02/15/2036	165	238

See accompanying notes.

		Schedule of Investments
		Balanced Account
		June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)
4.75%, 02/15/2037	$5	$7
		$3,039

U.S. Treasury Bill - 0.12%
0.28%, 09/15/2016(j)	50	50

U.S. Treasury Inflation-Indexed Obligations - 0.38%
0.13%, 04/15/2019	10	11
0.13%, 01/15/2022	21	22
0.25%, 01/15/2025	131	133
		$166
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$7,697
Total Investments		$44,307
Other Assets and Liabilities - (3.03)%		$(1,304)
TOTAL NET ASSETS - 100.00%		$43,003

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,501 or 3.49% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2016.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(e)	Security is an Interest Only Strip.
(f)	Security purchased on a when-issued basis.
(g)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $20 or 0.05% of net assets.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17.59%
Financial	15.16%
Mortgage Securities	12.52%
Communications	10.18%
Consumer, Cyclical	8.98%
Government	7.83%
Industrial	7.38%
Technology	7.02%
Energy	5.25%
Asset Backed Securities	4.16%
Utilities	2.71%
Basic Materials	2.38%
Investment Companies	1.78%
Diversified	0.09%
Other Assets and Liabilities	(3.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 7.43%	Shares Held Value (000's)				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Money Market Funds - 7.43%
First American Government Obligations Fund	155,215,544	$155,216	Agriculture (continued)
			Reynolds American Inc	(continued)
TOTAL INVESTMENT COMPANIES		$155,216	5.85%, 08/15/2045		$390	$498
	Principal		6.88%, 05/01/2020		500	590
BONDS- 33.97%	Amount (000's) Value (000's)		8.13%, 06/23/2019		36	43
						$5,304
Advertising - 0.01%
Omnicom Group Inc			Airlines - 0.07%
4.45%, 08/15/2020	$128	$141	American Airlines 2011-1 Class A Pass
			Through Trust
			5.25%, 07/31/2022		127	137
Aerospace & Defense - 0.37%			American Airlines 2014-1 Class A Pass
Boeing Capital Corp			Through Trust
4.70%, 10/27/2019	33	37	3.70%, 04/01/2028		365	380
Boeing Co/The			Continental Airlines 2010-1 Class A Pass
1.88%, 06/15/2023	500	500	Through Trust
2.25%, 06/15/2026	500	502	4.75%, 07/12/2022		37	40
5.88%, 02/15/2040	154	214	Continental Airlines 2012-2 Class A Pass
7.95%, 08/15/2024	200	283	Through Trust
Harris Corp			4.00%, 04/29/2026		174	183
4.40%, 12/15/2020	51	55	Delta Air Lines 2007-1 Class A Pass Through
L-3 Communications Corp			Trust
4.95%, 02/15/2021	277	303	6.82%, 02/10/2024		71	83
Lockheed Martin Corp			Southwest Airlines Co
2.50%, 11/23/2020	255	263	2.75%, 11/06/2019		300	310
3.35%, 09/15/2021	102	109	United Airlines 2014-2 Class A Pass Through
3.55%, 01/15/2026	225	244	Trust
3.60%, 03/01/2035	350	355	3.75%, 03/03/2028		194	205
4.07%, 12/15/2042	47	50	US Airways 2013-1 Class A Pass Through
4.70%, 05/15/2046	345	407	Trust
5.50%, 11/15/2039	220	272	3.95%, 05/15/2027		174	184
6.15%, 09/01/2036	290	385				$1,522
Northrop Grumman Corp
1.75%, 06/01/2018	500	505	Apparel - 0.05%
3.25%, 08/01/2023	500	537	NIKE Inc
3.50%, 03/15/2021	277	297	2.25%, 05/01/2023		200	206
Raytheon Co			3.63%, 05/01/2043		200	211
3.13%, 10/15/2020	77	83	Under Armour Inc
4.88%, 10/15/2040	154	189	3.25%, 06/15/2026		160	162
United Technologies Corp			VF Corp
3.10%, 06/01/2022	1,000	1,066	6.00%, 10/15/2033		350	454
4.50%, 04/15/2020	74	82				$1,033
4.50%, 06/01/2042	580	664
			Automobile Asset Backed Securities - 0.23%
5.38%, 12/15/2017	102	108
			Ally Auto Receivables Trust 2013-2
5.70%, 04/15/2040	51	67
			1.24%, 11/15/2018		500	501
6.13%, 07/15/2038	18	25
			Capital Auto Receivables Asset Trust 2015-2
6.70%, 08/01/2028	175	236	1.39%, 09/20/2018(a)		1,000	1,001
		$7,838
			CarMax Auto Owner Trust 2013-4
Agriculture - 0.25%			0.80%, 07/16/2018		182	181
Altria Group Inc			Fifth Third Auto Trust 2014-3
4.00%, 01/31/2024	350	392	1.47%, 05/17/2021(a)		500	502
4.50%, 05/02/2043	500	564	Ford Credit Auto Owner Trust 2016-B
4.75%, 05/05/2021	128	146	1.33%, 10/15/2020		1,000	1,005
5.38%, 01/31/2044	200	256	Honda Auto Receivables 2014-4 Owner
9.25%, 08/06/2019	126	155	Trust
9.95%, 11/10/2038	57	103	0.99%, 09/17/2018		443	443
10.20%, 02/06/2039	68	126	Honda Auto Receivables Owner Trust 2014-
Archer-Daniels-Midland Co			3
4.48%, 03/01/2021(a)	29	33	0.88%, 06/15/2018(a)		379	379
Philip Morris International Inc			Hyundai Auto Receivables Trust 2012-C
1.13%, 08/21/2017	100	100	1.06%, 06/15/2018		266	266
1.25%, 11/09/2017	500	502	World Omni Auto Receivables Trust 2013-B
2.75%, 02/25/2026	270	279	1.32%, 01/15/2020(a)		515	517
2.90%, 11/15/2021	51	54				$4,795
4.38%, 11/15/2041	51	56
			Automobile Manufacturers - 0.40%
4.50%, 03/26/2020	131	146
			American Honda Finance Corp
4.50%, 03/20/2042	400	450
			1.55%, 12/11/2017		350	353
5.65%, 05/16/2018	25	27
			Daimler Finance North America LLC
6.38%, 05/16/2038	100	138
			8.50%, 01/18/2031		102	166
Reynolds American Inc
			Ford Motor Co
4.45%, 06/12/2025	220	246
			4.75%, 01/15/2043		400	423
4.85%, 09/15/2023	350	400
			7.45%, 07/16/2031		100	134

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Credit Co LLC			BNP Paribas SA (continued)
2.15%, 01/09/2018	$500	$504	2.40%, 12/12/2018	$750	$765
2.24%, 06/15/2018	370	374	4.25%, 10/15/2024	750	771
2.55%, 10/05/2018	500	509	5.00%, 01/15/2021	77	86
3.34%, 03/18/2021	1,000	1,037	BPCE SA
3.66%, 09/08/2024	750	777	1.61%, 07/25/2017	750	749
4.25%, 09/20/2022	200	216	4.00%, 04/15/2024	250	272
4.38%, 08/06/2023	350	381	Branch Banking & Trust Co
5.00%, 05/15/2018	200	212	1.45%, 05/10/2019	750	753
5.88%, 08/02/2021	200	229	2.30%, 10/15/2018	750	769
PACCAR Financial Corp			2.85%, 04/01/2021	1,000	1,051
1.40%, 11/17/2017	320	322	Capital One Financial Corp
Toyota Motor Credit Corp			2.45%, 04/24/2019	250	254
1.25%, 10/05/2017	400	402	3.20%, 02/05/2025	400	403
1.55%, 07/13/2018	500	505	3.50%, 06/15/2023	84	87
1.70%, 02/19/2019	500	506	Capital One NA/Mclean VA
2.13%, 07/18/2019	500	513	1.50%, 09/05/2017	500	500
2.15%, 03/12/2020	500	514	Citigroup Inc
2.63%, 01/10/2023	100	105	1.55%, 08/14/2017	750	752
3.30%, 01/12/2022	77	83	1.70%, 04/27/2018	1,000	1,002
		$8,265	2.05%, 12/07/2018	1,000	1,008
			2.40%, 02/18/2020	200	202
Automobile Parts & Equipment - 0.05%			2.65%, 10/26/2020	1,000	1,018
BorgWarner Inc			3.50%, 05/15/2023	600	612
3.38%, 03/15/2025	500	511	3.70%, 01/12/2026	500	526
Johnson Controls Inc			3.75%, 06/16/2024	500	526
1.40%, 11/02/2017	200	201	4.05%, 07/30/2022	200	211
3.75%, 12/01/2021	77	82	4.30%, 11/20/2026	500	515
5.00%, 03/30/2020	64	70	4.50%, 01/14/2022	454	502
5.25%, 12/01/2041	128	143	4.65%, 07/30/2045	260	286
		$1,007	5.50%, 09/13/2025	300	336
Banks- 5.70%			5.88%, 01/30/2042	328	415
Associated Banc-Corp			6.63%, 06/15/2032	112	137
4.25%, 01/15/2025	500	516	8.13%, 07/15/2039	127	198
Australia & New Zealand Banking Group			Citizens Bank NA/Providence RI
Ltd/New York NY			1.60%, 12/04/2017	500	500
1.50%, 01/16/2018	500	502	Commonwealth Bank of Australia/New York
Bank of America Corp			NY
1.95%, 05/12/2018	460	463	2.05%, 03/15/2019	500	507
2.00%, 01/11/2018	500	503	2.30%, 03/12/2020	750	764
2.25%, 04/21/2020	160	161	2.50%, 09/20/2018	200	205
2.60%, 01/15/2019	750	767	Cooperatieve Rabobank UA
2.63%, 04/19/2021	750	762	3.88%, 02/08/2022	328	356
3.30%, 01/11/2023	300	309	3.95%, 11/09/2022	300	310
3.50%, 04/19/2026	745	770	4.50%, 01/11/2021	51	57
3.95%, 04/21/2025	830	845	5.25%, 05/24/2041	500	622
4.13%, 01/22/2024	1,000	1,076	5.25%, 08/04/2045	500	556
4.88%, 04/01/2044	500	570	Cooperatieve Rabobank UA/NY
5.63%, 07/01/2020	380	428	2.25%, 01/14/2020	300	305
5.65%, 05/01/2018	455	488	Credit Suisse AG/New York NY
5.70%, 01/24/2022	580	672	3.63%, 09/09/2024	400	414
5.88%, 02/07/2042	228	288	5.40%, 01/14/2020	200	217
6.00%, 09/01/2017	265	279	Credit Suisse Group Funding Guernsey Ltd
6.88%, 04/25/2018	205	224	3.75%, 03/26/2025	750	734
7.63%, 06/01/2019	300	347	4.88%, 05/15/2045	500	498
7.75%, 05/14/2038	750	1,056	Deutsche Bank AG
Bank of Montreal			4.10%, 01/13/2026	500	497
1.40%, 04/10/2018	750	753	Discover Bank/Greenwood DE
1.45%, 04/09/2018	300	301	2.00%, 02/21/2018	200	201
Bank of Nova Scotia/The			4.25%, 03/13/2026	500	523
1.45%, 04/25/2018	300	301	Fifth Third Bancorp
2.35%, 10/21/2020	500	511	8.25%, 03/01/2038	385	575
2.45%, 03/22/2021	500	514	Fifth Third Bank/Cincinnati OH
4.50%, 12/16/2025	500	519	2.25%, 06/14/2021	500	508
Barclays Bank PLC			2.30%, 03/15/2019	300	306
5.14%, 10/14/2020	1,000	1,060	3.85%, 03/15/2026	500	525
BB&T Corp			Goldman Sachs Group Inc/The
1.60%, 08/15/2017	200	201	2.55%, 10/23/2019	1,000	1,023
6.85%, 04/30/2019	18	21	2.75%, 09/15/2020	500	510
BNP Paribas SA			3.50%, 01/23/2025	1,500	1,541
2.38%, 09/14/2017	200	203	4.25%, 10/21/2025	1,250	1,292

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Goldman Sachs Group Inc/The	(continued)			KFW (continued)
4.75%, 10/21/2045		$360	$397	2.75%, 09/08/2020	$300	$319
5.25%, 07/27/2021		502	566	4.00%, 01/27/2020	847	932
5.38%, 03/15/2020		500	556	4.38%, 03/15/2018	295	313
5.75%, 01/24/2022		228	265	4.50%, 07/16/2018	102	109
6.15%, 04/01/2018		821	885	4.88%, 06/17/2019	1,782	1,984
6.25%, 02/01/2041		700	906	Korea Development Bank/The
6.45%, 05/01/2036		351	415	2.50%, 03/11/2020	500	514
HSBC Holdings PLC				2.88%, 08/22/2018	350	360
2.95%, 05/25/2021		500	505	Landwirtschaftliche Rentenbank
3.40%, 03/08/2021		345	355	0.88%, 09/12/2017	200	200
3.60%, 05/25/2023		500	511	1.75%, 04/15/2019	350	358
3.90%, 05/25/2026		395	406	2.00%, 01/13/2025	300	307
4.00%, 03/30/2022		128	135	2.38%, 09/13/2017	200	204
4.25%, 03/14/2024		500	506	Lloyds Bank PLC
4.30%, 03/08/2026		445	471	1.75%, 03/16/2018	750	748
5.10%, 04/05/2021		728	803	2.35%, 09/05/2019	400	402
6.10%, 01/14/2042		154	199	6.38%, 01/21/2021	51	60
6.50%, 05/02/2036		400	480	Lloyds Banking Group PLC
6.50%, 09/15/2037		500	601	4.58%, 12/10/2025(c)	1,000	1,005
HSBC USA Inc				Manufacturers & Traders Trust Co
1.50%, 11/13/2017		400	399	2.10%, 02/06/2020	200	202
1.63%, 01/16/2018		300	299	Morgan Stanley
2.63%, 09/24/2018		200	203	2.50%, 04/21/2021	1,000	1,010
2.75%, 08/07/2020		500	504	2.80%, 06/16/2020	1,000	1,025
Huntington National Bank/The				3.75%, 02/25/2023	1,200	1,271
2.20%, 11/06/2018		500	506	5.00%, 11/24/2025	500	547
Industrial & Commercial Bank of China				5.63%, 09/23/2019	1,321	1,466
Ltd/New York				5.75%, 01/25/2021	1,050	1,197
2.35%, 11/13/2017		400	404	6.25%, 08/28/2017	375	395
JPMorgan Chase & Co				6.38%, 07/24/2042	600	813
1.63%, 05/15/2018		300	301	MUFG Union Bank NA
1.85%, 03/22/2019		500	505	2.25%, 05/06/2019	400	407
2.25%, 01/23/2020		670	679	National Australia Bank Ltd/New York
2.55%, 10/29/2020		1,000	1,022	2.30%, 07/25/2018	400	408
2.75%, 06/23/2020		1,000	1,030	Northern Trust Corp
3.13%, 01/23/2025		1,000	1,022	3.95%, 10/30/2025	500	558
3.20%, 01/25/2023		1,000	1,037	Oesterreichische Kontrollbank AG
3.25%, 09/23/2022		300	314	1.38%, 02/10/2020	250	252
3.30%, 04/01/2026		500	517	1.50%, 10/21/2020	160	161
3.38%, 05/01/2023		400	408	1.88%, 01/20/2021	1,000	1,024
3.88%, 09/10/2024		500	518	PNC Bank NA
4.40%, 07/22/2020		162	177	1.60%, 06/01/2018	750	758
4.50%, 01/24/2022		257	286	1.95%, 03/04/2019	350	355
4.63%, 05/10/2021		257	286	2.25%, 07/02/2019	1,000	1,021
4.95%, 03/25/2020		57	63	3.80%, 07/25/2023	400	431
5.40%, 01/06/2042		102	127	PNC Funding Corp
5.60%, 07/15/2041		154	195	4.38%, 08/11/2020	51	56
5.63%, 08/16/2043		350	409	5.13%, 02/08/2020	25	28
6.30%, 04/23/2019		800	899	6.70%, 06/10/2019	25	29
6.40%, 05/15/2038		200	274	Royal Bank of Canada
JPMorgan Chase Bank NA				2.15%, 03/06/2020	750	763
6.00%, 10/01/2017		1,000	1,056	2.20%, 07/27/2018	400	408
KeyBank NA/Cleveland OH				2.35%, 10/30/2020	500	514
2.25%, 03/16/2020		200	203	Santander Bank NA
2.50%, 12/15/2019		500	513	2.00%, 01/12/2018	300	300
KeyCorp				Santander Holdings USA Inc
5.10%, 03/24/2021		102	115	4.50%, 07/17/2025	750	770
KFW				Santander UK Group Holdings PLC
0.00%, 04/18/2036(b)		380	228	2.88%, 10/16/2020	1,000	992
0.00%, 06/29/2037(b)		200	116	Santander UK PLC
1.00%, 01/26/2018		500	502	2.38%, 03/16/2020	750	751
1.13%, 08/06/2018		1,500	1,509	3.05%, 08/23/2018	500	512
1.13%, 11/16/2018		500	503	Skandinaviska EnskildaBanken AB
1.50%, 06/15/2021		290	294	2.63%, 03/15/2021	500	516
1.63%, 03/15/2021		670	683	Societe Generale SA
1.75%, 10/15/2019		750	768	2.63%, 10/01/2018	300	307
1.88%, 04/01/2019		250	257	State Street Corp
1.88%, 11/30/2020		500	515	2.55%, 08/18/2020	180	187
2.00%, 05/02/2025		880	902	3.10%, 05/15/2023	300	310
2.63%, 01/25/2022		1,257	1,339	3.55%, 08/18/2025	200	217

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Sumitomo Mitsui Banking Corp			Coca-Cola Co/The (continued)
1.75%, 01/16/2018	$300	$302	1.65%, 03/14/2018	$200	$203
2.50%, 07/19/2018	300	306	2.88%, 10/27/2025	500	530
3.20%, 07/18/2022	100	105	3.15%, 11/15/2020	528	568
3.65%, 07/23/2025	500	542	Coca-Cola Femsa SAB de CV
Sumitomo Mitsui Financial Group Inc			2.38%, 11/26/2018	400	408
2.93%, 03/09/2021	500	521	Diageo Capital PLC
3.78%, 03/09/2026	500	544	4.83%, 07/15/2020	51	57
SunTrust Bank/Atlanta GA			5.88%, 09/30/2036	139	179
2.75%, 05/01/2023	200	201	Diageo Investment Corp
Svenska Handelsbanken AB			2.88%, 05/11/2022	200	210
2.25%, 06/17/2019	500	512	Dr Pepper Snapple Group Inc
Toronto-Dominion Bank/The			2.60%, 01/15/2019	277	284
1.63%, 03/13/2018	750	757	Pepsi Bottling Group Inc/The
2.50%, 12/14/2020	1,000	1,034	7.00%, 03/01/2029	300	430
2.63%, 09/10/2018	350	360	PepsiCo Inc
UBS AG/Stamford CT			2.15%, 10/14/2020	500	514
1.38%, 08/14/2017	890	891	2.75%, 03/05/2022	593	621
US Bancorp			3.13%, 11/01/2020	128	137
1.95%, 11/15/2018	101	103	4.25%, 10/22/2044	500	561
2.95%, 07/15/2022	200	208	4.50%, 01/15/2020	51	57
3.00%, 03/15/2022	128	136	4.88%, 11/01/2040	128	153
3.10%, 04/27/2026	750	780	5.00%, 06/01/2018	300	323
4.13%, 05/24/2021	77	86	5.50%, 01/15/2040	51	66
Wachovia Corp			7.90%, 11/01/2018	158	183
5.75%, 02/01/2018	280	300			$15,327
Wells Fargo & Co
1.50%, 01/16/2018	300	302	Biotechnology - 0.37%
2.13%, 04/22/2019	1,000	1,022	Amgen Inc
2.50%, 03/04/2021	1,000	1,025	4.10%, 06/15/2021	501	550
			4.56%, 06/15/2048(c)	460	482
3.00%, 02/19/2025	890	912	4.66%, 06/15/2051(c)	810	846
3.00%, 04/22/2026	500	510
3.45%, 02/13/2023	200	207	5.70%, 02/01/2019	12	13
3.50%, 03/08/2022	180	193	5.85%, 06/01/2017	279	291
3.90%, 05/01/2045	500	525	Biogen Inc
4.40%, 06/14/2046	350	357	4.05%, 09/15/2025	240	258
4.60%, 04/01/2021	102	114	5.20%, 09/15/2045	500	562
4.90%, 11/17/2045	500	547	Celgene Corp
5.38%, 02/07/2035	500	609	2.30%, 08/15/2018	110	112
Wells Fargo Bank NA			2.88%, 08/15/2020	500	517
5.95%, 08/26/2036	750	945	3.88%, 08/15/2025	450	480
6.60%, 01/15/2038	250	343	3.95%, 10/15/2020	400	431
Wells Fargo Capital X			4.63%, 05/15/2044	350	364
5.95%, 12/01/2086	200	211	Gilead Sciences Inc
Westpac Banking Corp			2.55%, 09/01/2020	600	624
1.95%, 11/23/2018	500	507	3.50%, 02/01/2025	750	800
2.60%, 11/23/2020	500	517	4.40%, 12/01/2021	77	87
4.88%, 11/19/2019	225	249	4.60%, 09/01/2035	500	556
		$119,070	4.75%, 03/01/2046	180	205
			4.80%, 04/01/2044	500	563
Beverages - 0.73%					$7,741
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	90	96	Building Materials - 0.05%
6.50%, 02/01/2043	500	679	Owens Corning
Anheuser-Busch InBev Finance Inc			4.20%, 12/15/2022	1,000	1,066
1.90%, 02/01/2019	1,065	1,083
2.65%, 02/01/2021	914	947	Chemicals - 0.57%
3.65%, 02/01/2026	2,290	2,453	Agrium Inc
4.70%, 02/01/2036	500	562	4.90%, 06/01/2043	200	207
4.90%, 02/01/2046	750	879	6.13%, 01/15/2041	250	297
Anheuser-Busch InBev Worldwide Inc			Airgas Inc
2.50%, 07/15/2022	300	305	2.38%, 02/15/2020	200	204
3.75%, 07/15/2042	100	100	Albemarle Corp
5.00%, 04/15/2020	38	42	5.45%, 12/01/2044	150	160
5.38%, 01/15/2020	68	76	CF Industries Inc
6.38%, 01/15/2040	251	338	5.15%, 03/15/2034	500	488
6.88%, 11/15/2019	551	645	6.88%, 05/01/2018	100	109
7.75%, 01/15/2019	478	553	7.13%, 05/01/2020	100	115
8.20%, 01/15/2039	51	81	Dow Chemical Co/The
Coca-Cola Co/The			4.13%, 11/15/2021	201	220
0.88%, 10/27/2017	500	501	4.38%, 11/15/2042	200	204
1.15%, 04/01/2018	500	503	7.38%, 11/01/2029	850	1,140

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)					Commercial Mortgage Backed Securities (continued)
Dow Chemical Co/The	(continued)				COMM 2015-LC19 Mortgage Trust
8.55%, 05/15/2019		$481	$571		3.18%, 02/10/2048(a)	$1,000	$1,058
9.40%, 05/15/2039		51	80		COMM 2016-CCRE28 Mortgage Trust
Eastman Chemical Co					3.76%, 02/10/2049	1,000	1,095
2.70%, 01/15/2020		400	411		Commercial Mortgage Loan Trust 2008-LS1
3.60%, 08/15/2022		100	105		6.30%, 12/10/2049(a)	59	61
4.50%, 01/15/2021		51	56		Commercial Mortgage Pass Through
4.80%, 09/01/2042		100	104		Certificates
Ecolab Inc					2.82%, 10/15/2045(a)	500	522
1.45%, 12/08/2017		300	301		3.15%, 02/10/2047	500	516
4.35%, 12/08/2021		102	115		Commercial Mortgage Trust 2007-GG9
5.50%, 12/08/2041		307	383		5.44%, 03/10/2039(a)	181	183
EI du Pont de Nemours & Co					CSAIL 2015-C1 Commercial Mortgage Trust
2.80%, 02/15/2023		200	205		2.97%, 04/15/2050(a)	1,000	1,038
4.15%, 02/15/2043		100	103		Fannie Mae-Aces
4.25%, 04/01/2021		177	197		2.53%, 09/25/2024	1,000	1,036
4.63%, 01/15/2020		25	28		2.59%, 04/25/2023(a)	851	885
6.00%, 07/15/2018		200	219		2.72%, 02/25/2022	1,000	1,058
LYB International Finance BV					3.22%, 08/25/2024(a)	988	1,067
5.25%, 07/15/2043		500	547		3.46%, 01/25/2024(a)	688	748
LyondellBasell Industries NV					FHLMC Multifamily Structured Pass Through
5.00%, 04/15/2019		300	325		Certificates
5.75%, 04/15/2024		100	119		2.08%, 12/25/2019(a)	333	338
Methanex Corp					2.87%, 12/25/2021	540	572
3.25%, 12/15/2019		300	291		3.02%, 02/25/2023(a)	371	391
Monsanto Co					3.06%, 07/25/2023(a)	750	811
1.85%, 11/15/2018		280	282		3.06%, 12/25/2024	500	540
3.38%, 07/15/2024		750	773		3.31%, 05/25/2023(a)	810	889
5.88%, 04/15/2038		317	362		3.32%, 02/25/2023(a)	1,000	1,097
Mosaic Co/The					3.53%, 10/25/2023	1,050	1,167
4.25%, 11/15/2023		146	157		4.19%, 12/25/2020(a)	850	947
Potash Corp of Saskatchewan Inc					GS Mortgage Securities Corp II
3.63%, 03/15/2024		500	527		2.77%, 11/10/2045	500	523
4.88%, 03/30/2020		51	56		GS Mortgage Securities Trust 2012-GC6
PPG Industries Inc					3.48%, 01/10/2045	274	296
3.60%, 11/15/2020		251	264		GS Mortgage Securities Trust 2014-GC18
Praxair Inc					3.80%, 01/10/2047(a)	500	549
2.20%, 08/15/2022		300	308		GS Mortgage Securities Trust 2015-GC34
Sherwin-Williams Co/The					3.51%, 10/10/2048(a)	1,000	1,079
1.35%, 12/15/2017		1,500	1,503		JP Morgan Chase Commercial Mortgage
Valspar Corp/The					Securities Trust 2006-CIBC17
4.40%, 02/01/2045		300	293		5.43%, 12/12/2043	191	192
			$11,829		JP Morgan Chase Commercial Mortgage
					Securities Trust 2006-LDP7
Commercial Mortgage Backed Securities - 1.71%					6.18%, 04/17/2045(a)	192	192
Banc of America Commercial Mortgage Trust					JP Morgan Chase Commercial Mortgage
2006-3					Securities Trust 2006-LDP8
5.89%, 07/10/2044		2	2		5.44%, 05/15/2045(a)	17	17
Banc of America Commercial Mortgage Trust					JP Morgan Chase Commercial Mortgage
2008-1					Securities Trust 2007-LDP12
6.44%, 02/10/2051(a)		30	31
					5.88%, 02/15/2051	300	310
CD 2006-CD3 Mortgage Trust					JP Morgan Chase Commercial Mortgage
5.62%, 10/15/2048		28	28		Securities Trust 2011-C5
Citigroup Commercial Mortgage Trust 2013-					4.17%, 08/15/2046	257	281
GC11					JPMBB Commercial Mortgage Securities
0.75%, 04/10/2046		160	159		Trust 2013-C15
Citigroup Commercial Mortgage Trust 2013-					4.13%, 11/15/2045(a)	500	562
GC15					JPMBB Commercial Mortgage Securities
4.37%, 09/10/2046		1,000	1,142		Trust 2014-C22
COMM 2007-C9 Mortgage Trust					3.80%, 09/15/2047	1,000	1,097
6.01%, 12/10/2049(a)		572	589
					LB Commercial Mortgage Trust 2007-C3
COMM 2013-CCRE8 Mortgage Trust					6.12%, 07/15/2044(a)	54	56
3.61%, 06/10/2046		500	544	LB	-UBS Commercial Mortgage Trust 2007-
COMM 2013-LC6 Mortgage Trust					C6
2.94%, 01/10/2046		500	527		5.86%, 07/15/2040(a)	33	34
COMM 2014-LC15 Mortgage Trust					Merrill Lynch Mortgage Trust 2007-C1
2.84%, 04/10/2047		1,000	1,034		6.02%, 06/12/2050(a)	77	79
COMM 2014-UBS3 Mortgage Trust					Morgan Stanley Bank of America Merrill
3.82%, 06/10/2047		500	547		Lynch Trust 2013-C11
COMM 2015-DC1 Mortgage Trust					3.09%, 08/15/2046(a)	225	233
3.35%, 02/10/2048(a)		1,000	1,063

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Computers (continued)
Morgan Stanley Bank of America Merrill				Apple Inc (continued)
Lynch Trust 2015-C24				3.25%, 02/23/2026	$750	$796
3.48%, 05/15/2048		$1,000	$1,076	3.45%, 05/06/2024	400	435
Morgan Stanley Capital I Trust 2007-IQ13				3.85%, 05/04/2043	1,300	1,305
5.36%, 03/15/2044(a)		98	100	4.65%, 02/23/2046	370	418
Morgan Stanley Capital I Trust 2007-IQ16				Computer Sciences Corp
5.81%, 12/12/2049		414	430	4.45%, 09/15/2022	100	107
UBS Commercial Mortgage Trust 2012-C1				Diamond 1 Finance Corp / Diamond 2 Finance
3.40%, 05/10/2045(a)		500	537	Corp
UBS-Barclays Commercial Mortgage Trust				3.48%, 06/01/2019(c)	345	353
2012	-C3			4.42%, 06/15/2021(c)	940	967
3.09%, 08/10/2049(a)		550	583	6.02%, 06/15/2026(c)	750	782
UBS-Barclays Commercial Mortgage Trust				8.10%, 07/15/2036(c)	255	275
2013	-C6			8.35%, 07/15/2046(c)	215	231
3.24%, 04/10/2046(a)		500	531	EMC Corp/MA
Wachovia Bank Commercial Mortgage Trust				1.88%, 06/01/2018	500	490
Series 2007-C34				Hewlett Packard Enterprise Co
5.68%, 05/15/2046(a)		86	88	2.85%, 10/05/2018(c)	480	491
Wells Fargo Commercial Mortgage Trust				3.60%, 10/15/2020(c)	470	491
2012	-LC5			4.90%, 10/15/2025(c)	300	313
2.92%, 10/15/2045		500	526	6.20%, 10/15/2035(c)	80	81
Wells Fargo Commercial Mortgage Trust				6.35%, 10/15/2045(c)	150	149
2015	-C28			HP Inc
3.29%, 05/15/2048		1,845	1,957	3.75%, 12/01/2020	121	128
WFRBS Commercial Mortgage Trust 2012-				4.65%, 12/09/2021	180	195
C7				6.00%, 09/15/2041	154	148
2.30%, 06/15/2045		280	286	International Business Machines Corp
WFRBS Commercial Mortgage Trust 2013-				1.25%, 02/08/2018	500	503
C11				1.63%, 05/15/2020	700	709
2.03%, 03/15/2045(a)		500	502	2.25%, 02/19/2021	300	309
WFRBS Commercial Mortgage Trust 2013-				4.70%, 02/19/2046	185	213
C14				5.60%, 11/30/2039	92	117
2.98%, 06/15/2046		1,000	1,051	5.70%, 09/14/2017	180	190
WFRBS Commercial Mortgage Trust 2014-				5.88%, 11/29/2032	200	260
C20				6.22%, 08/01/2027	351	461
3.04%, 05/15/2047(a)		500	521	Seagate HDD Cayman
WFRBS Commercial Mortgage Trust 2014-				4.75%, 06/01/2023	500	423
LC14						$13,932
1.19%, 03/15/2047		279	279
			$35,652	Consumer Products - 0.04%
				Avery Dennison Corp
Commercial Services - 0.12%				5.38%, 04/15/2020	25	27
California Institute of Technology				Clorox Co/The
4.32%, 08/01/2045		80	95	3.80%, 11/15/2021	128	139
Lender Processing Services Inc / Black Knight				Kimberly-Clark Corp
Lending Solutions Inc				2.40%, 03/01/2022	257	267
5.75%, 04/15/2023		200	210	2.40%, 06/01/2023	150	156
Massachusetts Institute of Technology				3.70%, 06/01/2043	150	163
4.68%, 07/01/2114		250	298	7.50%, 11/01/2018	18	21
Moody's Corp						$773
5.25%, 07/15/2044		500	608
S&P Global Inc				Cosmetics & Personal Care - 0.10%
4.40%, 02/15/2026		160	180	Colgate-Palmolive Co
6.55%, 11/15/2037		51	62	2.95%, 11/01/2020	154	165
University of Southern California				Procter & Gamble Co/The
5.25%, 10/01/2111		30	40	2.30%, 02/06/2022	411	427
Verisk Analytics Inc				4.70%, 02/15/2019	177	194
4.00%, 06/15/2025		500	525	5.55%, 03/05/2037	500	693
Western Union Co/The				6.45%, 01/15/2026	500	679
5.25%, 04/01/2020		25	28			$2,158
Yale University				Credit Card Asset Backed Securities - 0.22%
2.09%, 04/15/2019		400	413	Capital One Multi-Asset Execution Trust
			$2,459	5.75%, 07/15/2020	476	504
Computers - 0.67%				Chase Issuance Trust
Apple Inc				1.38%, 11/15/2019	1,000	1,005
1.00%, 05/03/2018		300	301	Citibank Credit Card Issuance Trust
2.00%, 05/06/2020		520	534	1.11%, 07/23/2018	500	500
				2.68%, 06/07/2023(a)	1,000	1,053
2.25%, 02/23/2021		475	489
2.40%, 05/03/2023		300	305	2.88%, 01/23/2023	500	532
2.85%, 05/06/2021		500	528
3.20%, 05/13/2025		410	435

See accompanying notes.

Schedule of Investments

Bond Market Index Account

June 30, 2016 (unaudited)

Principal				Principal

BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Credit Card Asset Backed Securities (continued)			Diversified Financial Services (continued)

Synchrony Credit Card Master Note Trust			Visa Inc (continued)

2015-2			4.30%, 12/14/2045	$375	$434

1.60%, 04/15/2021(a)	$1,000	$1,004			$16,529

		$4,598
			Electric - 1.76%

Distribution & Wholesale - 0.03%			Alabama Power Co

WW Grainger Inc			2.80%, 04/01/2025	500	518

4.60%, 06/15/2045	500	593	4.30%, 01/02/2046	400	449

			Ameren Illinois Co

			2.70%, 09/01/2022	300	311
Diversified Financial Services - 0.79%
			Appalachian Power Co
Air Lease Corp
			6.70%, 08/15/2037	277	358
3.38%, 01/15/2019	400	408
			7.00%, 04/01/2038	120	162
American Express Co
			Arizona Public Service Co
2.65%, 12/02/2022	400	405
			3.35%, 06/15/2024	200	216
3.63%, 12/05/2024	500	513
			4.50%, 04/01/2042	77	89
6.15%, 08/28/2017	128	135
			Berkshire Hathaway Energy Co
7.00%, 03/19/2018	282	308
			2.00%, 11/15/2018	750	762
American Express Credit Corp
			3.75%, 11/15/2023	1,000	1,093
1.55%, 09/22/2017	400	402
			6.13%, 04/01/2036	156	207
2.25%, 08/15/2019	500	510
			CMS Energy Corp
2.25%, 05/05/2021	500	509
			5.05%, 03/15/2022	500	572
Ameriprise Financial Inc
			Commonwealth Edison Co
4.00%, 10/15/2023	200	217
			4.00%, 08/01/2020	510	555
7.30%, 06/28/2019	600	696
			5.80%, 03/15/2018	212	228
Bear Stearns Cos LLC/The
			5.88%, 02/01/2033	300	389
6.40%, 10/02/2017	328	348
			Consolidated Edison Co of New York Inc
7.25%, 02/01/2018	444	484
			4.20%, 03/15/2042	128	138
BlackRock Inc
			5.50%, 12/01/2039	400	504
3.38%, 06/01/2022	200	217
			5.85%, 03/15/2036	51	66
3.50%, 03/18/2024	500	542
			6.65%, 04/01/2019	51	58
5.00%, 12/10/2019	25	28
			6.75%, 04/01/2038	125	177
Capital One Bank USA NA
			Consumers Energy Co
2.30%, 06/05/2019	400	405
			3.13%, 08/31/2024	500	530
3.38%, 02/15/2023	300	306
			Dominion Resources Inc/VA
Charles Schwab Corp/The
			4.70%, 12/01/2044	300	325
2.20%, 07/25/2018	300	305
			4.90%, 08/01/2041	77	85
3.45%, 02/13/2026	250	267
			5.95%, 06/15/2035	800	975
CME Group Inc/IL
			DTE Electric Co
3.00%, 03/15/2025	500	522
			3.45%, 10/01/2020	405	436
5.30%, 09/15/2043	200	256
			6.63%, 06/01/2036	120	168
Credit Suisse USA Inc
			DTE Energy Co
7.13%, 07/15/2032	300	400
			3.50%, 06/01/2024	500	531
GE Capital International Funding Co
			Duke Energy Carolinas LLC
Unlimited Co

3.37%, 11/15/2025(c)	1,000	1,085	2.50%, 03/15/2023	279	289

4.42%, 11/15/2035(c)	1,500	1,682	3.90%, 06/15/2021	410	452
			4.00%, 09/30/2042	100	108
HSBC Finance Corp
			5.30%, 02/15/2040	512	654
6.68%, 01/15/2021	349	391
			Duke Energy Corp
Jefferies Group LLC
			3.75%, 04/15/2024	500	537
6.50%, 01/20/2043	200	199
			Duke Energy Florida LLC
6.88%, 04/15/2021	27	31
			4.55%, 04/01/2020	77	85
8.50%, 07/15/2019	12	14
			5.65%, 06/15/2018	128	139
MasterCard Inc
			5.65%, 04/01/2040	25	33
2.00%, 04/01/2019	300	308
			6.40%, 06/15/2038	66	94
Nasdaq Inc
			Duke Energy Indiana LLC
4.25%, 06/01/2024	350	369
			3.75%, 07/15/2020	37	40
National Rural Utilities Cooperative Finance
			4.20%, 03/15/2042	128	140
Corp
			6.12%, 10/15/2035	77	102
3.05%, 02/15/2022	102	108
			6.45%, 04/01/2039	300	432
3.25%, 11/01/2025	500	539
			Duke Energy Ohio Inc
10.38%, 11/01/2018	218	263
			5.45%, 04/01/2019	128	142
Nomura Holdings Inc
			Duke Energy Progress LLC
2.75%, 03/19/2019	500	512
			4.15%, 12/01/2044	300	330
6.70%, 03/04/2020	129	150
			Entergy Arkansas Inc
Synchrony Financial
			3.70%, 06/01/2024	500	548
2.70%, 02/03/2020	500	501
			3.75%, 02/15/2021	25	27
4.25%, 08/15/2024	300	310
			Entergy Corp
Visa Inc
			5.13%, 09/15/2020	89	98
2.20%, 12/14/2020	585	603
			Exelon Generation Co LLC
3.15%, 12/14/2025	565	604
			5.20%, 10/01/2019	102	113
4.15%, 12/14/2035	215	243
			6.25%, 10/01/2039	344	378

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
FirstEnergy Solutions Corp			Progress Energy Inc
6.80%, 08/15/2039	$101	$102	3.15%, 04/01/2022	$128	$133
Florida Power & Light Co			7.75%, 03/01/2031	136	190
5.13%, 06/01/2041	154	196	PSEG Power LLC
5.65%, 02/01/2037	478	633	2.45%, 11/15/2018	180	183
5.69%, 03/01/2040	48	65	5.13%, 04/15/2020	300	326
Georgia Power Co			Public Service Co of Colorado
4.25%, 12/01/2019	77	84	3.95%, 03/15/2043	100	109
4.30%, 03/15/2042	228	250	4.75%, 08/15/2041	550	662
Great Plains Energy Inc			Public Service Co of New Mexico
4.85%, 06/01/2021	77	85	7.95%, 05/15/2018	154	172
Hydro-Quebec			Public Service Electric & Gas Co
8.05%, 07/07/2024	102	143	3.50%, 08/15/2020	73	78
Iberdrola International BV			3.65%, 09/01/2042	200	211
6.75%, 07/15/2036	128	168	4.15%, 11/01/2045	500	567
Interstate Power & Light Co			Puget Sound Energy Inc
3.25%, 12/01/2024	400	428	4.43%, 11/15/2041	77	87
LG&E & KU Energy LLC			5.80%, 03/15/2040	351	469
3.75%, 11/15/2020	77	83	San Diego Gas & Electric Co
Louisville Gas & Electric Co			5.35%, 05/15/2040	84	107
3.30%, 10/01/2025	50	54	South Carolina Electric & Gas Co
5.13%, 11/15/2040	51	63	5.45%, 02/01/2041	77	96
MidAmerican Energy Co			Southern California Edison Co
4.25%, 05/01/2046	500	566	2.40%, 02/01/2022	300	311
Mississippi Power Co			4.05%, 03/15/2042	668	730
4.25%, 03/15/2042	100	89	5.50%, 03/15/2040	102	132
Nevada Power Co			5.95%, 02/01/2038	117	158
5.45%, 05/15/2041	150	190	Southern Co/The
6.50%, 05/15/2018	77	85	2.15%, 09/01/2019	500	509
6.65%, 04/01/2036	400	555	2.35%, 07/01/2021	500	510
7.13%, 03/15/2019	12	14	3.25%, 07/01/2026	500	519
NextEra Energy Capital Holdings Inc			4.40%, 07/01/2046	500	537
4.50%, 06/01/2021	351	388	Southern Power Co
NiSource Finance Corp			5.25%, 07/15/2043	200	218
5.95%, 06/15/2041	525	653	Southwestern Electric Power Co
6.40%, 03/15/2018	86	93	6.20%, 03/15/2040	51	64
Northern States Power Co/MN			6.45%, 01/15/2019	125	139
5.25%, 03/01/2018	41	44	Tampa Electric Co
5.35%, 11/01/2039	82	107	4.35%, 05/15/2044	200	219
NorthWestern Corp			TransAlta Corp
4.18%, 11/15/2044	300	319	6.50%, 03/15/2040	25	18
NSTAR Electric Co			Union Electric Co
2.38%, 10/15/2022	750	772	3.50%, 04/15/2024	500	542
Oglethorpe Power Corp			Virginia Electric & Power Co
4.20%, 12/01/2042	250	262	2.75%, 03/15/2023	500	518
Ohio Edison Co			4.65%, 08/15/2043	250	294
8.25%, 10/15/2038	119	178	6.00%, 05/15/2037	77	103
Oklahoma Gas & Electric Co			8.88%, 11/15/2038	10	17
4.00%, 12/15/2044	200	214	WEC Energy Group Inc
Oncor Electric Delivery Co LLC			3.55%, 06/15/2025	110	118
5.00%, 09/30/2017	400	418	Westar Energy Inc
5.25%, 09/30/2040	51	62	4.25%, 12/01/2045	500	561
6.80%, 09/01/2018	374	416	5.10%, 07/15/2020	167	188
7.25%, 01/15/2033	300	427	Wisconsin Electric Power Co
Pacific Gas & Electric Co			5.70%, 12/01/2036	750	978
3.25%, 06/15/2023	1,000	1,066			$36,838
3.50%, 10/01/2020	25	27
4.45%, 04/15/2042	102	115	Electrical Components & Equipment - 0.01%
5.40%, 01/15/2040	128	163	Emerson Electric Co
6.05%, 03/01/2034	452	602	2.63%, 02/15/2023	100	104
PacifiCorp			4.88%, 10/15/2019	25	28
5.65%, 07/15/2018	70	77			$132
6.25%, 10/15/2037	92	127	Electronics - 0.09%
PECO Energy Co			Arrow Electronics Inc
2.38%, 09/15/2022	100	103	3.00%, 03/01/2018	300	303
4.80%, 10/15/2043	250	307	4.50%, 03/01/2023	200	212
PPL Capital Funding Inc			Corning Inc
3.40%, 06/01/2023	300	313	4.75%, 03/15/2042	102	106
4.70%, 06/01/2043	100	109	Honeywell International Inc
PPL Electric Utilities Corp			3.35%, 12/01/2023	265	289
2.50%, 09/01/2022	200	207	5.30%, 03/01/2018	128	137

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2016 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electronics (continued)				Finance - Mortgage Loan/Banker (continued)
Honeywell International Inc	(continued)			Federal Home Loan Banks	(continued)
5.38%, 03/01/2041		$77	$100	0.88%, 03/19/2018		$750	$753
5.70%, 03/15/2037		12	16	0.88%, 06/29/2018		500	502
Jabil Circuit Inc				1.00%, 12/19/2017		500	503
4.70%, 09/15/2022		100	100	1.13%, 12/08/2017		750	755
Keysight Technologies Inc				1.13%, 06/21/2019		500	505
3.30%, 10/30/2019		500	508	1.38%, 03/09/2018		1,000	1,012
Koninklijke Philips NV				1.38%, 02/18/2021		250	253
5.00%, 03/15/2042		128	142	1.63%, 06/14/2019		500	511
5.75%, 03/11/2018		10	11	1.75%, 12/14/2018		1,500	1,536
Tyco Electronics Group SA				1.88%, 03/13/2020		500	516
7.13%, 10/01/2037		14	19	5.00%, 11/17/2017		690	731
			$1,943	5.38%, 09/30/2022		500	617
				5.50%, 07/15/2036		180	260
Engineering & Construction - 0.00%				5.63%, 06/11/2021		350	424
ABB Finance USA Inc				Freddie Mac
2.88%, 05/08/2022		100	104	0.75%, 01/12/2018		1,000	1,002
				0.75%, 04/09/2018		1,000	1,001
Environmental Control - 0.11%				0.88%, 03/07/2018		1,250	1,252
Republic Services Inc				1.00%, 07/28/2017		750	753
4.75%, 05/15/2023		51	59	1.00%, 09/29/2017		1,200	1,206
5.25%, 11/15/2021		200	231	1.00%, 12/15/2017		500	503
5.50%, 09/15/2019		104	116	1.00%, 05/25/2018		600	600
6.20%, 03/01/2040		809	1,092	1.02%, 04/30/2018		775	775
Waste Management Inc				1.25%, 08/01/2019		500	506
3.90%, 03/01/2035		200	210	1.25%, 10/02/2019		1,000	1,012
4.10%, 03/01/2045		200	218	1.38%, 05/01/2020		1,000	1,015
4.60%, 03/01/2021		350	389	1.40%, 08/22/2019		500	508
			$2,315	2.38%, 01/13/2022		1,257	1,331
				3.75%, 03/27/2019		1,052	1,136
Federal & Federally Sponsored Credit - 0.09%				4.88%, 06/13/2018		212	229
Federal Farm Credit Banks				5.13%, 11/17/2017		180	191
0.75%, 04/18/2018		1,000	1,001	5.50%, 08/23/2017		231	244
0.88%, 09/14/2018		750	752	6.25%, 07/15/2032		231	350
1.58%, 02/17/2021		175	175	6.75%, 03/15/2031		577	895
			$1,928				$46,404

Finance - Mortgage Loan/Banker - 2.22%				Food- 0.38%
Fannie Mae				Campbell Soup Co
0.00%, 10/09/2019(b)		890	855
				3.05%, 07/15/2017		128	131
0.88%, 08/28/2017		500	501	3.30%, 03/19/2025		300	315
0.88%, 10/26/2017		1,000	1,004	4.25%, 04/15/2021		51	56
0.88%, 12/20/2017		800	803	ConAgra Foods Inc
0.88%, 12/27/2017		450	450	3.20%, 01/25/2023		567	585
0.88%, 02/08/2018		1,000	1,005	3.25%, 09/15/2022		100	103
0.88%, 05/21/2018		950	954	Delhaize Group
1.00%, 09/27/2017		300	301	5.70%, 10/01/2040		102	119
1.00%, 12/28/2017		500	500	General Mills Inc
1.00%, 04/30/2018		575	575	3.15%, 12/15/2021		77	82
1.07%, 07/28/2017		675	675	5.65%, 02/15/2019		75	83
1.13%, 04/30/2018		500	500	JM Smucker Co/The
1.13%, 07/20/2018		500	504	1.75%, 03/15/2018		300	302
1.25%, 02/26/2019		2,400	2,401	Kraft Heinz Foods Co
1.25%, 05/06/2021		500	502	2.00%, 07/02/2018(c)		420	425
1.38%, 01/28/2019		750	761	3.50%, 06/06/2022		300	319
1.50%, 11/30/2020		500	508	3.95%, 07/15/2025(c)		600	652
1.63%, 11/27/2018		1,000	1,021	4.38%, 06/01/2046(c)		335	354
1.63%, 01/21/2020		1,000	1,024	5.00%, 06/04/2042		200	230
1.75%, 09/12/2019		300	308	5.20%, 07/15/2045(c)		200	237
1.75%, 11/26/2019		750	771	5.38%, 02/10/2020		95	107
1.88%, 09/18/2018		1,300	1,333	6.50%, 02/09/2040		75	99
1.88%, 12/28/2020		500	517	6.88%, 01/26/2039		161	220
2.13%, 04/24/2026		500	514	Kroger Co/The
2.63%, 09/06/2024		750	807	3.30%, 01/15/2021		321	341
3.00%, 03/01/2028		700	701	3.40%, 04/15/2022		154	165
5.63%, 07/15/2037		200	292	5.15%, 08/01/2043		300	358
6.63%, 11/15/2030		602	922	5.40%, 07/15/2040		25	30
7.13%, 01/15/2030		199	312	6.15%, 01/15/2020		12	14
7.25%, 05/15/2030		280	445	6.40%, 08/15/2017		18	19
Federal Home Loan Banks				Mondelez International Inc
0.63%, 10/26/2017		500	500	2.25%, 02/01/2019		541	553
0.75%, 08/28/2017		750	751	6.50%, 02/09/2040		139	189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Products (continued)
Sysco Corp			Stryker Corp (continued)
4.85%, 10/01/2045	$250	$280	4.38%, 01/15/2020	$25	$27
5.38%, 09/21/2035	500	592	Thermo Fisher Scientific Inc
Tyson Foods Inc			2.40%, 02/01/2019	500	509
2.65%, 08/15/2019	350	360	4.70%, 05/01/2020	51	56
Unilever Capital Corp			Zimmer Biomet Holdings Inc
2.20%, 03/06/2019	250	257	4.45%, 08/15/2045	300	305
5.90%, 11/15/2032	230	323			$8,995
		$7,900
			Healthcare - Services - 0.51%
Forest Products & Paper - 0.05%			Aetna Inc
Georgia-Pacific LLC			1.50%, 11/15/2017	100	100
7.75%, 11/15/2029	51	74	3.20%, 06/15/2026	460	473
8.00%, 01/15/2024	228	304	4.13%, 06/01/2021	102	112
International Paper Co			4.13%, 11/15/2042	100	101
4.75%, 02/15/2022	413	459	4.25%, 06/15/2036	155	160
7.30%, 11/15/2039	25	33	4.38%, 06/15/2046	280	291
7.50%, 08/15/2021	136	167	6.63%, 06/15/2036	105	140
Plum Creek Timberlands LP			6.75%, 12/15/2037	112	152
4.70%, 03/15/2021	51	55	Anthem Inc
		$1,092	2.30%, 07/15/2018	500	507
			3.30%, 01/15/2023	300	310
Gas- 0.13%			4.65%, 01/15/2043	100	104
Atmos Energy Corp			4.85%, 08/15/2054	500	527
4.13%, 10/15/2044	400	436	5.85%, 01/15/2036	250	299
CenterPoint Energy Inc			Baylor Scott & White Holdings
6.50%, 05/01/2018	77	83	3.97%, 11/15/2046	232	249
Dominion Gas Holdings LLC			Cigna Corp
4.80%, 11/01/2043	300	325	5.38%, 02/15/2042	128	152
ONE Gas Inc			Coventry Health Care Inc
2.07%, 02/01/2019	500	508	5.45%, 06/15/2021	500	571
Piedmont Natural Gas Co Inc			Dignity Health
4.10%, 09/18/2034	500	521	2.64%, 11/01/2019	500	515
Sempra Energy			Howard Hughes Medical Institute
6.00%, 10/15/2039	112	140	3.50%, 09/01/2023	400	441
6.15%, 06/15/2018	120	131	Humana Inc
Southern California Gas Co			4.95%, 10/01/2044	300	329
3.15%, 09/15/2024	500	535	Laboratory Corp of America Holdings
		$2,679	4.63%, 11/15/2020	500	545
Hand & Machine Tools - 0.01%			Memorial Sloan-Kettering Cancer Center
Stanley Black &Decker Inc			4.13%, 07/01/2052	500	555
2.90%, 11/01/2022	200	211	4.20%, 07/01/2055	250	283
			Quest Diagnostics Inc
			3.50%, 03/30/2025	500	516
Healthcare - Products - 0.43%			4.70%, 04/01/2021	102	112
Abbott Laboratories			4.75%, 01/30/2020	3	3
5.30%, 05/27/2040	200	244	UnitedHealth Group Inc
Becton Dickinson and Co			1.40%, 10/15/2017	400	402
2.68%, 12/15/2019	350	360	1.90%, 07/16/2018	1,000	1,017
3.25%, 11/12/2020	500	526	2.88%, 03/15/2022	180	188
4.69%, 12/15/2044	250	282	3.75%, 07/15/2025	290	318
5.00%, 11/12/2040	51	57	4.38%, 03/15/2042	750	833
Boston Scientific Corp			4.70%, 02/15/2021	90	102
3.85%, 05/15/2025	500	529	6.50%, 06/15/2037	77	107
4.13%, 10/01/2023	350	379	6.88%, 02/15/2038	141	206
6.00%, 01/15/2020	51	58			$10,720
7.38%, 01/15/2040	51	68
Covidien International Finance SA			Home Furnishings - 0.00%
6.00%, 10/15/2017	123	131	Whirlpool Corp
Danaher Corp			4.85%, 06/15/2021	77	86
5.63%, 01/15/2018	128	137
Medtronic Inc			Housewares - 0.10%
2.50%, 03/15/2020	350	363	Newell Brands Inc
3.15%, 03/15/2022	500	534	2.88%, 12/01/2019	400	411
3.50%, 03/15/2025	1,850	2,017	3.85%, 04/01/2023	350	371
4.63%, 03/15/2045	600	705	3.90%, 11/01/2025	350	367
St Jude Medical Inc			4.20%, 04/01/2026	500	542
3.25%, 04/15/2023	600	618	5.38%, 04/01/2036	350	405
Stryker Corp					$2,096
2.00%, 03/08/2019	350	356
3.50%, 03/15/2026	500	530
4.10%, 04/01/2043	200	204

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance - 0.86%			Insurance (continued)
Aflac Inc			Prudential Financial Inc	(continued)
3.63%, 11/15/2024	$200	$214	4.50%, 11/16/2021		$128	$144
6.45%, 08/15/2040	132	176	5.70%, 12/14/2036		25	30
Allied World Assurance Co Holdings Ltd			5.88%, 09/15/2042(a)		100	108
4.35%, 10/29/2025	500	512	6.63%, 12/01/2037		126	162
Allstate Corp/The			7.38%, 06/15/2019		350	406
5.55%, 05/09/2035	200	254	Reinsurance Group of America Inc
American International Group Inc			4.70%, 09/15/2023		200	217
3.90%, 04/01/2026	750	773	Travelers Cos Inc/The
4.70%, 07/10/2035	750	775	5.90%, 06/02/2019		350	395
4.88%, 06/01/2022	250	278	6.25%, 06/15/2037		12	17
Aon Corp			6.75%, 06/20/2036		51	73
5.00%, 09/30/2020	128	143	Trinity Acquisition PLC
Aon PLC			4.40%, 03/15/2026		500	522
4.45%, 05/24/2043	300	300	Validus Holdings Ltd
Arch Capital Group US Inc			8.88%, 01/26/2040		51	70
5.14%, 11/01/2043	375	407	WR Berkley Corp
AXA SA			6.25%, 02/15/2037		29	36
8.60%, 12/15/2030	38	52	XLIT Ltd
Berkshire Hathaway Finance Corp			2.30%, 12/15/2018		350	354
1.30%, 05/15/2018	300	302	5.25%, 12/15/2043		400	432
2.00%, 08/15/2018	500	511				$17,930
4.25%, 01/15/2021	102	113
4.30%, 05/15/2043	300	333	Internet - 0.22%
5.75%, 01/15/2040	115	153	Alibaba Group Holding Ltd
Berkshire Hathaway Inc			1.63%, 11/28/2017		750	752
2.20%, 03/15/2021	380	392	3.13%, 11/28/2021		270	276
3.13%, 03/15/2026	330	346	Alphabet Inc
3.40%, 01/31/2022	205	221	3.38%, 02/25/2024		500	551
Chubb Corp/The			3.63%, 05/19/2021		51	56
6.50%, 05/15/2038	10	14	Amazon.com Inc
Chubb INA Holdings Inc			1.20%, 11/29/2017		100	100
2.88%, 11/03/2022	500	523	2.50%, 11/29/2022		100	103
6.70%, 05/15/2036	250	359	2.60%, 12/05/2019		250	261
CNA Financial Corp			4.95%, 12/05/2044		500	609
5.75%, 08/15/2021	77	89	Baidu Inc
Hartford Financial Services Group Inc/The			3.25%, 08/06/2018		500	513
4.30%, 04/15/2043	250	250	eBay Inc
6.63%, 03/30/2040	25	32	2.60%, 07/15/2022		600	594
Lincoln National Corp			3.80%, 03/09/2022		500	531
4.00%, 09/01/2023	1,000	1,040	4.00%, 07/15/2042		100	84
6.15%, 04/07/2036	80	94	Expedia Inc
7.00%, 06/15/2040	47	60	7.46%, 08/15/2018		128	142
8.75%, 07/01/2019	141	167				$4,572
Loews Corp			Investment Companies - 0.01%
2.63%, 05/15/2023	200	202	Prospect Capital Corp
4.13%, 05/15/2043	200	204	5.00%, 07/15/2019		250	248
Manulife Financial Corp
5.38%, 03/04/2046	250	292
Markel Corp			Iron & Steel - 0.06%
5.00%, 03/30/2043	200	213	Nucor Corp
Marsh & McLennan Cos Inc			5.75%, 12/01/2017		12	13
2.35%, 03/06/2020	300	306	Vale Overseas Ltd
3.75%, 03/14/2026	750	791	5.63%, 09/15/2019		546	562
MetLife Inc			6.88%, 11/21/2036		617	561
3.00%, 03/01/2025	300	304	8.25%, 01/17/2034		38	40
3.60%, 04/10/2024	250	264				$1,176
4.37%, 09/15/2023(a)	200	221
			Lodging - 0.06%
4.60%, 05/13/2046	500	538	Marriott International Inc/MD
5.70%, 06/15/2035	164	198	2.88%, 03/01/2021		500	517
6.40%, 12/15/2066(a)	288	307
			3.13%, 10/15/2021		500	520
7.72%, 02/15/2019	225	261	Wyndham Worldwide Corp
PartnerRe Finance B LLC			3.90%, 03/01/2023		300	307
5.50%, 06/01/2020	115	128				$1,344
Progressive Corp/The
3.75%, 08/23/2021	277	305	Machinery - Construction & Mining - 0.08%
4.35%, 04/25/2044	200	229	Caterpillar Financial Services Corp
Protective Life Corp			1.25%, 08/18/2017		500	501
8.45%, 10/15/2039	51	71	2.45%, 09/06/2018		200	206
Prudential Financial Inc			7.05%, 10/01/2018		200	225
3.50%, 05/15/2024	1,200	1,247	7.15%, 02/15/2019		113	130

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Machinery - Construction & Mining (continued)			Media (continued)
Caterpillar Inc			Thomson Reuters Corp
3.80%, 08/15/2042	$105	$107	3.95%, 09/30/2021	$175	$187
4.75%, 05/15/2064	350	389	4.50%, 05/23/2043	300	297
6.05%, 08/15/2036	132	173	5.85%, 04/15/2040	25	29
		$1,731	Time Warner Cable Inc
			4.00%, 09/01/2021	180	191
Machinery - Diversified - 0.12%			5.50%, 09/01/2041	300	315
Deere & Co			6.55%, 05/01/2037	151	176
4.38%, 10/16/2019	56	62	6.75%, 07/01/2018	51	56
John Deere Capital Corp			6.75%, 06/15/2039	77	90
1.20%, 10/10/2017	200	201	7.30%, 07/01/2038	300	376
1.30%, 03/12/2018	1,025	1,030	8.25%, 04/01/2019	654	759
3.90%, 07/12/2021	500	553	8.75%, 02/14/2019	48	56
Rockwell Automation Inc			Time Warner Entertainment Co LP
2.05%, 03/01/2020	250	254	8.38%, 07/15/2033	95	129
6.25%, 12/01/2037	51	69	Time Warner Inc
Roper Technologies Inc			4.00%, 01/15/2022	180	194
1.85%, 11/15/2017	300	302	4.05%, 12/15/2023	500	551
		$2,471	4.65%, 06/01/2044	500	526
Media- 0.98%			4.70%, 01/15/2021	81	90
21st Century Fox America Inc			4.88%, 03/15/2020	42	47
3.70%, 10/15/2025	500	542	5.38%, 10/15/2041	128	147
4.50%, 02/15/2021	200	223	6.10%, 07/15/2040	43	53
4.95%, 10/15/2045	350	399	6.20%, 03/15/2040	51	63
5.65%, 08/15/2020	51	58	6.50%, 11/15/2036	120	152
6.15%, 02/15/2041	577	721	7.63%, 04/15/2031	445	610
6.20%, 12/15/2034	154	193	Viacom Inc
6.40%, 12/15/2035	128	163	3.25%, 03/15/2023	750	738
6.90%, 03/01/2019	154	175	3.88%, 12/15/2021	128	135
CBS Corp			4.38%, 03/15/2043	400	323
1.95%, 07/01/2017	200	201	6.88%, 04/30/2036	166	182
4.00%, 01/15/2026	500	534	Walt Disney Co/The
4.85%, 07/01/2042	200	201	1.10%, 12/01/2017	100	100
5.75%, 04/15/2020	65	74	2.35%, 12/01/2022	750	775
7.88%, 07/30/2030	178	252	2.75%, 08/16/2021	102	108
Comcast Corp			3.70%, 12/01/2042	100	107
2.75%, 03/01/2023	80	84	3.75%, 06/01/2021	200	222
2.85%, 01/15/2023	100	105	7.00%, 03/01/2032	51	74
3.38%, 08/15/2025	500	540			$20,587
4.20%, 08/15/2034	750	826	Metal Fabrication & Hardware - 0.03%
4.25%, 01/15/2033	100	110	Precision Castparts Corp
4.40%, 08/15/2035	500	564	1.25%, 01/15/2018	200	201
4.60%, 08/15/2045	250	288	2.50%, 01/15/2023	100	104
4.65%, 07/15/2042	100	115	4.38%, 06/15/2045	250	292
5.15%, 03/01/2020	774	875			$597
6.30%, 11/15/2017	128	137
6.40%, 03/01/2040	500	698	Mining - 0.23%
6.45%, 03/15/2037	60	83	Barrick Gold Corp
6.95%, 08/15/2037	274	394	4.10%, 05/01/2023	48	51
Discovery Communications LLC			Barrick North America Finance LLC
3.25%, 04/01/2023	200	197	4.40%, 05/30/2021	651	701
4.38%, 06/15/2021	500	537	Barrick PD Australia Finance Pty Ltd
4.90%, 03/11/2026	500	530	5.95%, 10/15/2039	90	94
5.05%, 06/01/2020	51	56	BHP Billiton Finance USA Ltd
5.63%, 08/15/2019	51	56	3.25%, 11/21/2021	128	135
6.35%, 06/01/2040	43	44	4.13%, 02/24/2042	328	338
Grupo Televisa SAB			5.00%, 09/30/2043	500	581
4.63%, 01/30/2026	500	540	6.50%, 04/01/2019	23	26
6.63%, 03/18/2025	200	245	Goldcorp Inc
Historic TW Inc			3.63%, 06/09/2021	300	309
6.88%, 06/15/2018	25	28	Newmont Mining Corp
NBCUniversal Media LLC			3.50%, 03/15/2022	102	106
4.38%, 04/01/2021	151	169	6.25%, 10/01/2039	515	573
5.15%, 04/30/2020	575	652	Rio Tinto Alcan Inc
5.95%, 04/01/2041	100	135	6.13%, 12/15/2033	77	88
6.40%, 04/30/2040	251	350	Rio Tinto Finance USA Ltd
RELX Capital Inc			7.13%, 07/15/2028	512	650
3.13%, 10/15/2022	125	127	9.00%, 05/01/2019	83	100
Scripps Networks Interactive Inc			Rio Tinto Finance USA PLC
2.80%, 06/15/2020	500	508	4.75%, 03/22/2042	328	347

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
Southern Copper Corp			BP Capital Markets PLC(continued)
5.38%, 04/16/2020	$25	$27	3.81%, 02/10/2024	$400	$429
5.88%, 04/23/2045	350	330	4.74%, 03/11/2021	128	144
6.75%, 04/16/2040	258	266	4.75%, 03/10/2019	25	27
		$4,722	Canadian Natural Resources Ltd
			6.25%, 03/15/2038	164	178
Miscellaneous Manufacturers - 0.47%			Chevron Corp
3M Co			1.79%, 11/16/2018	790	801
5.70%, 03/15/2037	38	51	2.36%, 12/05/2022	300	305
Crane Co			2.41%, 03/03/2022	500	510
4.45%, 12/15/2023	100	106	2.43%, 06/24/2020	450	464
Dover Corp			2.95%, 05/16/2026	355	367
5.38%, 03/01/2041	77	98	4.95%, 03/03/2019	400	438
Eaton Corp			CNOOC Finance 2013 Ltd
1.50%, 11/02/2017	400	402	1.75%, 05/09/2018	150	150
2.75%, 11/02/2022	100	103	3.00%, 05/09/2023	150	149
4.00%, 11/02/2032	100	107	4.25%, 05/09/2043	100	100
4.15%, 11/02/2042	50	54	CNOOC Nexen Finance 2014 ULC
General Electric Co			4.25%, 04/30/2024	500	530
2.20%, 01/09/2020	1,110	1,144	Conoco Funding Co
2.70%, 10/09/2022	300	315	7.25%, 10/15/2031	200	255
4.13%, 10/09/2042	300	330	ConocoPhillips
4.50%, 03/11/2044	500	577	6.00%, 01/15/2020	293	333
4.63%, 01/07/2021	77	87	6.50%, 02/01/2039	169	218
5.25%, 12/06/2017	300	318	ConocoPhillips Co
5.30%, 02/11/2021	308	357	3.35%, 05/15/2025	750	775
5.50%, 01/08/2020	295	337	4.30%, 11/15/2044	400	406
5.63%, 09/15/2017	154	163	ConocoPhillips Holding Co
5.63%, 05/01/2018	800	867	6.95%, 04/15/2029	202	252
5.88%, 01/14/2038	266	360	Devon Energy Corp
6.00%, 08/07/2019	181	207	5.60%, 07/15/2041	125	121
6.15%, 08/07/2037	155	216	5.85%, 12/15/2025	1,000	1,103
6.75%, 03/15/2032	881	1,236	6.30%, 01/15/2019	154	167
6.88%, 01/10/2039	500	755	7.95%, 04/15/2032	192	220
Illinois Tool Works Inc			Devon Financing Co LLC
3.50%, 03/01/2024	350	383	7.88%, 09/30/2031	128	149
Ingersoll-Rand Global Holding Co Ltd			Ecopetrol SA
6.88%, 08/15/2018	490	544	4.13%, 01/16/2025	500	452
Parker-Hannifin Corp			4.25%, 09/18/2018	250	259
3.50%, 09/15/2022	577	633	5.88%, 09/18/2023	250	258
Tyco Electronics Group SA			EOG Resources Inc
6.55%, 10/01/2017	112	119	2.63%, 03/15/2023	200	199
		$9,869	4.15%, 01/15/2026	350	383
Office & Business Equipment - 0.06%			4.40%, 06/01/2020	51	55
Pitney Bowes Inc			EQT Corp
5.75%, 09/15/2017	27	28	6.50%, 04/01/2018	127	132
Xerox Corp			Exxon Mobil Corp
2.75%, 09/01/2020	500	482	1.31%, 03/06/2018	570	574
2.80%, 05/15/2020	500	481	2.22%, 03/01/2021	480	495
4.50%, 05/15/2021	226	229	3.04%, 03/01/2026	270	287
5.63%, 12/15/2019	21	23	3.18%, 03/15/2024	500	537
		$1,243	3.57%, 03/06/2045	300	311
			4.11%, 03/01/2046	90	102
Oil & Gas - 1.86%			Hess Corp
Anadarko Finance Co			5.60%, 02/15/2041	51	51
7.50%, 05/01/2031	77	92	7.13%, 03/15/2033	200	224
Anadarko Petroleum Corp			7.30%, 08/15/2031	38	44
4.50%, 07/15/2044	100	92	8.13%, 02/15/2019	25	28
6.20%, 03/15/2040	25	28	Husky Energy Inc
6.38%, 09/15/2017	27	28	7.25%, 12/15/2019	550	619
6.45%, 09/15/2036	725	835	Marathon Oil Corp
Apache Corp			3.85%, 06/01/2025	500	459
3.63%, 02/01/2021	577	603	5.90%, 03/15/2018	251	260
4.75%, 04/15/2043	128	132	6.60%, 10/01/2037	223	225
5.10%, 09/01/2040	92	96	Marathon Petroleum Corp
BP Capital Markets PLC			3.63%, 09/15/2024	400	393
2.24%, 09/26/2018	1,000	1,021	5.00%, 09/15/2054	200	168
2.32%, 02/13/2020	200	205	5.13%, 03/01/2021	77	85
2.50%, 11/06/2022	200	202	Nabors Industries Inc
3.06%, 03/17/2022	300	310	6.15%, 02/15/2018	200	206
3.56%, 11/01/2021	200	215

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Nexen Energy ULC			Halliburton Co (continued)
5.88%, 03/10/2035	$500	$585	3.80%, 11/15/2025	$245	$256
6.40%, 05/15/2037	157	194	4.50%, 11/15/2041	51	50
7.50%, 07/30/2039	15	20	4.85%, 11/15/2035	275	298
Noble Energy Inc			5.00%, 11/15/2045	340	374
5.25%, 11/15/2043	350	356	5.90%, 09/15/2018	350	381
6.00%, 03/01/2041	102	110	7.45%, 09/15/2039	10	14
8.25%, 03/01/2019	400	458	National Oilwell Varco Inc
Occidental Petroleum Corp			2.60%, 12/01/2022	500	466
2.70%, 02/15/2023	300	305			$2,514
3.50%, 06/15/2025	500	528
Petro-Canada			Other Asset Backed Securities - 0.00%
5.95%, 05/15/2035	400	471	CenterPoint Energy Restoration Bond Co
6.80%, 05/15/2038	12	16	LLC
7.88%, 06/15/2026	200	262	3.46%, 08/15/2019	68	70
Petroleos Mexicanos
3.50%, 07/18/2018	1,400	1,409	Packaging & Containers - 0.01%
3.50%, 07/23/2020	350	350	WestRock MWV LLC
4.50%, 01/23/2026	1,000	962	7.38%, 09/01/2019	100	115
4.88%, 01/24/2022	385	394
5.50%, 01/21/2021	208	220
5.50%, 06/27/2044	350	316	Pharmaceuticals - 1.41%
5.75%, 03/01/2018	141	147	AbbVie Inc
6.38%, 01/23/2045	400	402	1.75%, 11/06/2017	300	302
6.63%, 06/15/2035	1,036	1,068	2.00%, 11/06/2018	200	202
8.00%, 05/03/2019	31	35	2.50%, 05/14/2020	580	593
Phillips 66			2.90%, 11/06/2022	200	204
4.30%, 04/01/2022	1,128	1,232	3.20%, 05/14/2026	305	309
5.88%, 05/01/2042	128	154	3.60%, 05/14/2025	470	492
Pioneer Natural Resources Co			4.30%, 05/14/2036	170	173
3.95%, 07/15/2022	100	105	4.40%, 11/06/2042	200	204
Shell International Finance BV			4.45%, 05/14/2046	235	238
1.13%, 08/21/2017	200	201	4.50%, 05/14/2035	280	293
1.88%, 05/10/2021	1,000	1,005	4.70%, 05/14/2045	330	349
2.38%, 08/21/2022	100	102	Actavis Funding SCS
3.40%, 08/12/2023	1,500	1,594	1.30%, 06/15/2017	300	299
3.63%, 08/21/2042	100	96	3.00%, 03/12/2020	400	413
4.00%, 05/10/2046	245	250	3.80%, 03/15/2025	300	313
4.13%, 05/11/2035	410	442	3.85%, 06/15/2024	445	466
4.30%, 09/22/2019	651	709	4.75%, 03/15/2045	200	210
4.38%, 03/25/2020	25	27	4.85%, 06/15/2044	500	527
4.38%, 05/11/2045	490	532	Actavis Inc
5.50%, 03/25/2040	25	31	1.88%, 10/01/2017	200	201
6.38%, 12/15/2038	43	58	3.25%, 10/01/2022	150	153
Statoil ASA			4.63%, 10/01/2042	100	103
1.15%, 05/15/2018	400	400	6.13%, 08/15/2019	12	13
2.25%, 11/08/2019	500	513	AmerisourceBergen Corp
2.65%, 01/15/2024	400	404	3.40%, 05/15/2024	250	264
3.15%, 01/23/2022	102	107	AstraZeneca PLC
3.95%, 05/15/2043	200	207	1.95%, 09/18/2019	600	610
5.10%, 08/17/2040	263	315	3.38%, 11/16/2025	275	288
5.25%, 04/15/2019	23	25	4.00%, 09/18/2042	100	103
Suncor Energy Inc			4.38%, 11/16/2045	135	147
6.10%, 06/01/2018	128	138	6.45%, 09/15/2037	144	197
6.50%, 06/15/2038	428	552	Baxalta Inc
6.85%, 06/01/2039	5	7	2.00%, 06/22/2018	500	500
Total Capital International SA			3.60%, 06/23/2022	500	516
2.75%, 06/19/2021	400	416	5.25%, 06/23/2045	105	114
2.88%, 02/17/2022	128	134	Bristol-Myers Squibb Co
Total Capital SA			0.88%, 08/01/2017	100	100
4.25%, 12/15/2021	51	57	1.75%, 03/01/2019	500	509
4.45%, 06/24/2020	500	555	3.25%, 08/01/2042	600	597
Valero Energy Corp			Cardinal Health Inc
6.13%, 02/01/2020	138	156	1.70%, 03/15/2018	300	302
6.63%, 06/15/2037	234	257	3.20%, 03/15/2023	200	209
7.50%, 04/15/2032	15	18	4.60%, 03/15/2043	100	107
9.38%, 03/15/2019	128	153	Eli Lilly & Co
		$38,816	1.95%, 03/15/2019	1,000	1,023
			3.70%, 03/01/2045	500	533
Oil & Gas Services - 0.12%			Express Scripts Holding Co
Halliburton Co			3.50%, 06/15/2024	500	516
3.25%, 11/15/2021	651	675	3.90%, 02/15/2022	200	214

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)				Pipelines - 0.84%
Express Scripts Holding Co	(continued)			Boardwalk Pipelines LP
4.75%, 11/15/2021		$77	$86	3.38%, 02/01/2023	$200	$183
6.13%, 11/15/2041		77	92	Buckeye Partners LP
GlaxoSmithKline Capital Inc				2.65%, 11/15/2018	250	254
5.38%, 04/15/2034		1,000	1,268	4.88%, 02/01/2021	850	893
5.65%, 05/15/2018		202	219	Columbia Pipeline Group Inc
GlaxoSmithKline Capital PLC				5.80%, 06/01/2045	500	577
2.85%, 05/08/2022		128	135	Enable Midstream Partners LP
Johnson & Johnson				5.00%, 05/15/2044(a)	500	396
1.65%, 12/05/2018		500	509	Enbridge Energy Partners LP
2.95%, 09/01/2020		128	137	5.20%, 03/15/2020	9	9
3.70%, 03/01/2046		215	242	7.38%, 10/15/2045	100	122
4.95%, 05/15/2033		201	258	9.88%, 03/01/2019	87	100
5.55%, 08/15/2017		128	135	Energy Transfer Partners LP
5.95%, 08/15/2037		775	1,147	4.90%, 02/01/2024	350	358
McKesson Corp				4.90%, 03/15/2035	300	265
4.75%, 03/01/2021		250	276	5.20%, 02/01/2022	102	107
4.88%, 03/15/2044		120	137	5.95%, 10/01/2043	350	338
Mead Johnson Nutrition Co				6.50%, 02/01/2042	102	107
4.60%, 06/01/2044		250	265	6.70%, 07/01/2018	23	24
Medco Health Solutions Inc				9.00%, 04/15/2019	6	7
7.13%, 03/15/2018		169	185	Enterprise Products Operating LLC
Merck & Co Inc				3.35%, 03/15/2023	300	308
1.10%, 01/31/2018		100	100	3.70%, 02/15/2026	500	520
1.30%, 05/18/2018		200	202	3.75%, 02/15/2025	500	522
2.35%, 02/10/2022		750	773	3.90%, 02/15/2024	250	265
2.40%, 09/15/2022		100	103	4.85%, 08/15/2042	300	317
2.75%, 02/10/2025		350	366	4.90%, 05/15/2046	400	431
2.80%, 05/18/2023		200	210	5.20%, 09/01/2020	77	87
3.60%, 09/15/2042		100	103	6.13%, 10/15/2039	123	146
4.15%, 05/18/2043		200	224	6.45%, 09/01/2040	177	215
6.55%, 09/15/2037		187	270	6.50%, 01/31/2019	161	180
Merck Sharp & Dohme Corp				6.88%, 03/01/2033	15	18
5.00%, 06/30/2019		154	171	Kinder Morgan Energy Partners LP
Mylan Inc				3.50%, 03/01/2021	750	752
2.55%, 03/28/2019		250	253	3.50%, 09/01/2023	200	195
Mylan NV				4.15%, 03/01/2022	300	304
3.75%, 12/15/2020(c)		750	782	4.70%, 11/01/2042	200	180
3.95%, 06/15/2026(c)		295	299	5.00%, 03/01/2043	100	95
5.25%, 06/15/2046(c)		145	151	5.40%, 09/01/2044	400	395
Novartis Capital Corp				6.38%, 03/01/2041	128	133
3.00%, 11/20/2025		500	531	6.50%, 09/01/2039	112	117
4.40%, 04/24/2020		77	86	6.95%, 01/15/2038	112	124
4.40%, 05/06/2044		330	398	7.40%, 03/15/2031	177	193
Novartis Securities Investment Ltd				9.00%, 02/01/2019	77	88
5.13%, 02/10/2019		564	623	Kinder Morgan Inc/DE
Perrigo Co PLC				3.05%, 12/01/2019	750	758
5.30%, 11/15/2043		500	522	Magellan Midstream Partners LP
Pfizer Inc				4.20%, 12/01/2042	200	191
1.45%, 06/03/2019		600	605	ONEOK Partners LP
3.00%, 06/15/2023		500	533	5.00%, 09/15/2023	250	263
3.40%, 05/15/2024		1,000	1,094	6.13%, 02/01/2041	128	134
4.65%, 03/01/2018		51	54	8.63%, 03/01/2019	20	23
5.60%, 09/15/2040		380	491	Panhandle Eastern Pipe Line Co LP
6.20%, 03/15/2019		280	316	6.20%, 11/01/2017	81	84
7.20%, 03/15/2039		151	230	Plains All American Pipeline LP / PAA
Sanofi				Finance Corp
1.25%, 04/10/2018		400	402	2.85%, 01/31/2023	200	184
Teva Pharmaceutical Finance Co BV				3.65%, 06/01/2022	128	126
3.65%, 11/10/2021		400	424	4.30%, 01/31/2043	200	161
Teva Pharmaceutical Finance Co LLC				4.70%, 06/15/2044	500	427
6.15%, 02/01/2036		3	4	5.75%, 01/15/2020	15	16
Wyeth LLC				Regency Energy Partners LP / Regency
5.95%, 04/01/2037		91	121	Energy Finance Corp
6.50%, 02/01/2034		144	198	5.88%, 03/01/2022	750	802
Zoetis Inc				Southern Natural Gas Co LLC / Southern
3.25%, 02/01/2023		100	102	Natural Issuing Corp
3.45%, 11/13/2020		750	774	4.40%, 06/15/2021	51	53
			$29,512	Spectra Energy Capital LLC
				8.00%, 10/01/2019	300	344

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Spectra Energy Partners LP			Duke Realty LP
5.95%, 09/25/2043	$200	$236	3.88%, 10/15/2022	$100	$106
Sunoco Logistics Partners Operations LP			EPR Properties
3.45%, 01/15/2023	200	197	7.75%, 07/15/2020	63	73
4.95%, 01/15/2043	200	185	ERP Operating LP
5.50%, 02/15/2020	46	50	2.38%, 07/01/2019	400	410
Texas Eastern Transmission LP			4.75%, 07/15/2020	51	56
7.00%, 07/15/2032	100	125	Federal Realty Investment Trust
TransCanada PipeLines Ltd			2.75%, 06/01/2023	150	152
3.80%, 10/01/2020	128	136	HCP Inc
5.60%, 03/31/2034	300	340	3.40%, 02/01/2025	300	290
6.10%, 06/01/2040	25	30	4.20%, 03/01/2024	250	257
6.50%, 08/15/2018	1,042	1,142	4.25%, 11/15/2023	200	207
7.25%, 08/15/2038	51	69	5.38%, 02/01/2021	51	57
7.63%, 01/15/2039	500	704	6.70%, 01/30/2018	15	16
Williams Partners LP			Highwoods Realty LP
3.90%, 01/15/2025	350	318	3.20%, 06/15/2021	350	353
4.00%, 09/15/2025	580	532	Hospitality Properties Trust
5.10%, 09/15/2045	180	154	5.00%, 08/15/2022	100	107
5.25%, 03/15/2020	180	185	6.70%, 01/15/2018	77	81
6.30%, 04/15/2040	343	325	Host Hotels & Resorts LP
		$17,619	6.00%, 10/01/2021	200	227
			Kimco Realty Corp
Real Estate - 0.01%			3.13%, 06/01/2023	200	204
Brookfield Asset Management Inc			3.20%, 05/01/2021	250	260
4.00%, 01/15/2025	300	305	Liberty Property LP
			3.38%, 06/15/2023	300	304
Regional Authority - 0.18%			Mid-America Apartments LP
Province of British Columbia Canada			4.00%, 11/15/2025	500	526
2.65%, 09/22/2021	77	82	Omega Healthcare Investors Inc
6.50%, 01/15/2026	18	25	4.50%, 01/15/2025	300	304
Province of Manitoba Canada			4.95%, 04/01/2024	750	780
3.05%, 05/14/2024	500	541	Realty Income Corp
Province of Ontario Canada			2.00%, 01/31/2018	100	101
2.50%, 09/10/2021	500	522	4.65%, 08/01/2023	250	276
3.15%, 12/15/2017	200	207	5.88%, 03/15/2035	51	62
3.20%, 05/16/2024	750	818	Regency Centers LP
4.00%, 10/07/2019	277	302	3.75%, 06/15/2024	200	208
4.40%, 04/14/2020	151	168	Simon Property Group LP
Province of Quebec Canada			2.15%, 09/15/2017	102	103
2.75%, 08/25/2021	231	245	2.20%, 02/01/2019	400	409
3.50%, 07/29/2020	750	813	4.13%, 12/01/2021	200	222
7.50%, 09/15/2029	64	97	5.65%, 02/01/2020	47	53
Province of Saskatchewan Canada			6.75%, 02/01/2040	25	36
8.50%, 07/15/2022	6	8	10.35%, 04/01/2019	90	110
		$3,828	Tanger Properties LP
			3.88%, 12/01/2023	250	261
REITS- 0.66%			UDR Inc
Alexandria Real Estate Equities Inc			4.00%, 10/01/2025	200	217
2.75%, 01/15/2020	750	757	Ventas Realty LP / Ventas Capital Corp
American Tower Corp			2.00%, 02/15/2018	750	754
3.50%, 01/31/2023	500	517	4.25%, 03/01/2022	128	138
4.70%, 03/15/2022	278	307	Weingarten Realty Investors
AvalonBay Communities Inc			3.38%, 10/15/2022	180	184
2.95%, 09/15/2022	100	103	Welltower Inc
3.63%, 10/01/2020	100	107	3.75%, 03/15/2023	200	207
4.20%, 12/15/2023	400	440	6.13%, 04/15/2020	115	131
Boston Properties LP			Weyerhaeuser Co
3.85%, 02/01/2023	200	214	7.38%, 03/15/2032	300	397
4.13%, 05/15/2021	77	84			$13,694
5.63%, 11/15/2020	25	29
5.88%, 10/15/2019	750	843	Retail - 1.13%
Brandywine Operating Partnership LP			AutoNation Inc
3.95%, 02/15/2023	200	202	6.75%, 04/15/2018	200	215
Brixmor Operating Partnership LP			AutoZone Inc
3.85%, 02/01/2025	300	302	1.63%, 04/21/2019	750	754
CBL & Associates LP			4.00%, 11/15/2020	251	270
4.60%, 10/15/2024	750	676	Bed Bath & Beyond Inc
Crown Castle International Corp			5.17%, 08/01/2044	500	441
3.70%, 06/15/2026	250	258	Costco Wholesale Corp
DDR Corp			1.13%, 12/15/2017	1,000	1,006
4.63%, 07/15/2022	200	216

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Retail (continued)			Retail (continued)
CVS Health Corp			Wal-Mart Stores Inc	(continued)
2.25%, 08/12/2019	$500	$514	5.63%, 04/01/2040		$38	$51
2.80%, 07/20/2020	530	552	5.63%, 04/15/2041		280	377
3.50%, 07/20/2022	1,000	1,077	5.80%, 02/15/2018		128	138
4.13%, 05/15/2021	500	549	6.20%, 04/15/2038		25	35
5.13%, 07/20/2045	370	459	6.50%, 08/15/2037		415	601
Darden Restaurants Inc			7.55%, 02/15/2030		128	195
6.80%, 10/15/2037(a)	27	32				$23,517
Dollar General Corp
1.88%, 04/15/2018	300	303	Semiconductors - 0.27%
4.15%, 11/01/2025	500	549	Applied Materials Inc
Home Depot Inc/The			3.90%, 10/01/2025		500	554
2.25%, 09/10/2018	750	772	5.10%, 10/01/2035		250	284
3.75%, 02/15/2024	350	392	Intel Corp
5.88%, 12/16/2036	987	1,348	1.35%, 12/15/2017		300	302
5.95%, 04/01/2041	351	484	2.45%, 07/29/2020		500	520
Kohl's Corp			3.30%, 10/01/2021		177	192
4.00%, 11/01/2021	277	290	3.70%, 07/29/2025		500	555
5.55%, 07/17/2045	250	233	4.00%, 12/15/2032		200	216
Lowe's Cos Inc			4.25%, 12/15/2042		200	215
2.50%, 04/15/2026	500	509	4.80%, 10/01/2041		77	88
3.80%, 11/15/2021	102	112	KLA-Tencor Corp
4.38%, 09/15/2045	500	573	4.65%, 11/01/2024		500	545
4.63%, 04/15/2020	77	85	Lam Research Corp
5.80%, 04/15/2040	77	101	2.75%, 03/15/2020		300	307
6.65%, 09/15/2037	312	441	Maxim Integrated Products Inc
Macy's Retail Holdings Inc			2.50%, 11/15/2018		200	204
2.88%, 02/15/2023	300	285	QUALCOMM Inc
3.45%, 01/15/2021	500	515	2.25%, 05/20/2020		370	380
4.30%, 02/15/2043	200	157	3.45%, 05/20/2025		270	287
6.65%, 07/15/2024	25	29	4.65%, 05/20/2035		100	109
6.90%, 04/01/2029	125	137	4.80%, 05/20/2045		150	157
McDonald's Corp			Texas Instruments Inc
2.10%, 12/07/2018	500	512	1.65%, 08/03/2019		200	203
3.38%, 05/26/2025	500	528	2.75%, 03/12/2021		400	426
3.50%, 07/15/2020	151	161	Xilinx Inc
3.70%, 02/15/2042	128	126	2.13%, 03/15/2019		175	177
4.88%, 07/15/2040	9	10				$5,721
4.88%, 12/09/2045	250	292	Software - 0.48%
5.35%, 03/01/2018	36	39	Adobe Systems Inc
6.30%, 10/15/2037	262	348	4.75%, 02/01/2020		51	56
Nordstrom Inc			CDK Global Inc
4.75%, 05/01/2020	36	39	3.30%, 10/15/2019		500	501
6.25%, 01/15/2018	12	13	Fidelity National Information Services Inc
O'Reilly Automotive Inc			2.00%, 04/15/2018		300	302
3.85%, 06/15/2023	300	323	3.63%, 10/15/2020		340	360
QVC Inc			5.00%, 10/15/2025		260	295
4.38%, 03/15/2023	250	252	Fiserv Inc
Signet UK Finance PLC			3.50%, 10/01/2022		600	636
4.70%, 06/15/2024	250	244	Microsoft Corp
Staples Inc			1.30%, 11/03/2018		500	505
4.38%, 01/12/2023	180	183	2.00%, 11/03/2020		160	164
Target Corp			2.38%, 02/12/2022		350	361
2.50%, 04/15/2026	1,500	1,538	3.00%, 10/01/2020		600	641
6.00%, 01/15/2018	149	160	3.13%, 11/03/2025		640	686
Walgreen Co			4.00%, 02/12/2055		850	857
4.40%, 09/15/2042	100	101	4.20%, 06/01/2019		115	125
5.25%, 01/15/2019	6	7	4.20%, 11/03/2035		430	487
Walgreens Boots Alliance Inc			5.30%, 02/08/2041		77	96
1.75%, 11/17/2017	200	201	Oracle Corp
2.70%, 11/18/2019	300	310	2.38%, 01/15/2019		450	463
3.45%, 06/01/2026	380	390	2.50%, 10/15/2022		1,500	1,535
4.80%, 11/18/2044	300	323	3.88%, 07/15/2020		77	84
Wal-Mart Stores Inc			4.30%, 07/08/2034		1,000	1,064
2.55%, 04/11/2023	1,450	1,513	4.38%, 05/15/2055		590	620
3.25%, 10/25/2020	51	55	5.00%, 07/08/2019		48	53
3.63%, 07/08/2020	51	56	5.75%, 04/15/2018		180	195
4.13%, 02/01/2019	102	110				$10,086
4.25%, 04/15/2021	51	58
4.30%, 04/22/2044	500	584
5.25%, 09/01/2035	350	460

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign - 1.66%			Sovereign (continued)
Chile Government International Bond			South Africa Government International Bond
3.13%, 03/27/2025	$250	$263	4.67%, 01/17/2024	$200	$207
3.25%, 09/14/2021	180	192	4.88%, 04/14/2026	750	778
3.88%, 08/05/2020	500	541	6.25%, 03/08/2041	250	289
Colombia Government International Bond			6.88%, 05/27/2019	500	557
4.38%, 07/12/2021	100	107	Svensk Exportkredit AB
5.63%, 02/26/2044	1,000	1,107	1.88%, 06/17/2019	500	512
6.13%, 01/18/2041	200	231	Tennessee Valley Authority
8.13%, 05/21/2024	201	259	3.50%, 12/15/2042	400	432
11.75%, 02/25/2020	180	237	3.88%, 02/15/2021	500	561
10.38%, 01/28/2033	100	150	4.25%, 09/15/2065	200	235
Export Development Canada			4.50%, 04/01/2018	51	54
1.75%, 08/19/2019	400	410	5.25%, 09/15/2039	251	344
Export-Import Bank of Korea			5.38%, 04/01/2056	154	214
2.25%, 01/21/2020	300	305	6.75%, 11/01/2025	102	141
3.25%, 11/10/2025	500	535	Turkey Government International Bond
3.25%, 08/12/2026	500	537	3.25%, 03/23/2023	700	678
5.00%, 04/11/2022	200	231	4.88%, 04/16/2043	900	879
Financing Corp			5.75%, 03/22/2024	250	279
9.65%, 11/02/2018	900	1,085	6.63%, 02/17/2045	200	243
Israel Government AID Bond			6.75%, 04/03/2018	500	538
5.50%, 09/18/2023	25	32	7.00%, 06/05/2020	500	567
5.50%, 04/26/2024	125	158	7.38%, 02/05/2025	750	925
5.50%, 09/18/2033	12	17	7.50%, 11/07/2019	300	343
Israel Government International Bond			8.00%, 02/14/2034	400	539
4.00%, 06/30/2022	500	555	Uruguay Government International Bond
5.13%, 03/26/2019	147	162	4.13%, 11/20/2045	100	90
Italy Government International Bond			4.38%, 10/27/2027	940	992
5.38%, 06/15/2033	64	76	8.00%, 11/18/2022	1,015	1,284
6.88%, 09/27/2023	212	266			$34,772
Japan Bank for International
Cooperation/Japan			Supranational Bank - 1.64%
1.13%, 07/19/2017	100	100	African Development Bank
1.75%, 07/31/2018	650	657	0.88%, 03/15/2018	800	801
2.38%, 04/20/2026	300	313	1.00%, 05/15/2019	1,000	1,004
3.00%, 05/29/2024	1,000	1,086	Asian Development Bank
Korea International Bond			1.13%, 06/05/2018	530	533
3.88%, 09/11/2023	250	286	1.50%, 01/22/2020	300	305
Mexico Government International Bond			1.75%, 09/11/2018	1,500	1,531
3.50%, 01/21/2021	500	528	1.88%, 02/18/2022	250	257
3.60%, 01/30/2025	210	219	2.13%, 11/24/2021	750	782
3.63%, 03/15/2022	300	316	2.13%, 03/19/2025	300	310
4.60%, 01/23/2046	520	549	5.82%, 06/16/2028	15	20
4.75%, 03/08/2044	506	545	6.38%, 10/01/2028	51	73
5.55%, 01/21/2045	300	359	Corp Andina de Fomento
5.95%, 03/19/2019	778	869	4.38%, 06/15/2022	22	25
6.05%, 01/11/2040	464	583	Council Of Europe Development Bank
8.30%, 08/15/2031	738	1,190	1.13%, 05/31/2018	1,000	1,005
Panama Government International Bond			1.63%, 03/10/2020	300	305
5.20%, 01/30/2020	1,154	1,278	European Bank for Reconstruction &
6.70%, 01/26/2036	224	297	Development
8.88%, 09/30/2027	77	113	1.63%, 04/10/2018	250	253
Peruvian Government International Bond			1.63%, 11/15/2018	300	305
5.63%, 11/18/2050	528	655	1.75%, 06/14/2019	500	511
6.55%, 03/14/2037	126	170	1.88%, 02/23/2022	250	257
7.13%, 03/30/2019	30	35	European Investment Bank
7.35%, 07/21/2025	180	245	1.00%, 08/17/2017	1,000	1,003
8.75%, 11/21/2033	192	301	1.00%, 03/15/2018	750	752
Philippine Government International Bond			1.13%, 09/15/2017	1,400	1,406
3.95%, 01/20/2040	300	346	1.25%, 05/15/2018	500	504
5.00%, 01/13/2037	300	387	1.25%, 05/15/2019	1,400	1,409
6.38%, 10/23/2034	210	305	1.63%, 03/16/2020	300	305
6.50%, 01/20/2020	200	233	1.88%, 03/15/2019	500	512
8.38%, 06/17/2019	500	597	2.00%, 03/15/2021	775	801
9.50%, 02/02/2030	400	684	2.50%, 04/15/2021	1,500	1,582
10.63%, 03/16/2025	400	658	3.25%, 01/29/2024	1,000	1,119
Poland Government International Bond			4.88%, 02/15/2036	25	34
4.00%, 01/22/2024	1,000	1,080	FMS Wertmanagement AoeR
5.00%, 03/23/2022	528	594	1.75%, 03/17/2020	300	306
5.13%, 04/21/2021	51	57	Inter-American Development Bank
			1.00%, 07/14/2017	1,000	1,003
			1.00%, 05/13/2019	1,000	1,003

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank (continued)			Telecommunications (continued)
Inter-American Development			Juniper Networks Inc
Bank (continued)			4.60%, 03/15/2021	$500	$537
1.75%, 08/24/2018	$1,000	$1,022	Motorola Solutions Inc
1.75%, 10/15/2019	500	511	4.00%, 09/01/2024	500	489
1.88%, 03/15/2021	500	514	Orange SA
2.13%, 11/09/2020	250	260	4.13%, 09/14/2021	128	141
3.00%, 02/21/2024	250	276	5.38%, 01/13/2042	102	127
3.88%, 09/17/2019	577	629	9.00%, 03/01/2031(a)	815	1,262
3.88%, 02/14/2020	77	85	Pacific Bell Telephone Co
International Bank for Reconstruction &			7.13%, 03/15/2026	377	486
Development			Qwest Corp
0.88%, 07/19/2018	2,025	2,030	6.75%, 12/01/2021	200	216
1.00%, 10/05/2018	540	542	7.25%, 10/15/2035	200	202
1.13%, 07/18/2017	500	502	Rogers Communications Inc
1.25%, 07/26/2019	750	759	3.00%, 03/15/2023	400	417
1.38%, 04/10/2018	500	505	5.00%, 03/15/2044	500	568
1.38%, 05/24/2021	345	347	6.80%, 08/15/2018	108	120
1.63%, 02/10/2022	1,000	1,015	Telefonica Emisiones SAU
1.88%, 03/15/2019	500	514	5.13%, 04/27/2020	918	1,013
1.88%, 10/07/2022	260	266	7.05%, 06/20/2036	295	377
2.13%, 11/01/2020	750	781	Verizon Communications Inc
2.25%, 06/24/2021	500	523	1.10%, 11/01/2017	100	100
2.50%, 07/29/2025	700	749	2.45%, 11/01/2022	100	101
7.63%, 01/19/2023	12	17	2.63%, 02/21/2020	1,189	1,230
International Finance Corp			4.40%, 11/01/2034	750	773
0.88%, 06/15/2018	300	300	4.50%, 09/15/2020	400	444
1.25%, 07/16/2018	500	504	4.60%, 04/01/2021	77	86
1.25%, 11/27/2018	500	505	4.67%, 03/15/2055	950	961
1.75%, 09/04/2018	1,000	1,020	4.86%, 08/21/2046	2,600	2,842
		$34,192	5.01%, 08/21/2054	700	740
			5.15%, 09/15/2023	1,100	1,281
Telecommunications - 1.50%			Vodafone Group PLC
America Movil SAB de CV			2.95%, 02/19/2023	200	201
3.13%, 07/16/2022	100	103	5.45%, 06/10/2019	180	199
5.63%, 11/15/2017	1,015	1,071	6.15%, 02/27/2037	201	233
6.13%, 03/30/2040	102	125	6.25%, 11/30/2032	500	575
6.38%, 03/01/2035	200	245			$31,359
AT&T Inc
1.75%, 01/15/2018	600	603	Toys, Games & Hobbies - 0.03%
2.40%, 03/15/2017	200	202	Hasbro Inc
2.45%, 06/30/2020	200	204	3.15%, 05/15/2021	250	257
2.63%, 12/01/2022	600	601	6.35%, 03/15/2040	25	31
3.00%, 02/15/2022	940	959	Mattel Inc
3.00%, 06/30/2022	200	205	2.35%, 05/06/2019	250	254
3.40%, 05/15/2025	200	205			$542
3.80%, 03/15/2022	102	108
3.88%, 08/15/2021	77	83	Transportation - 0.56%
4.30%, 12/15/2042	201	195	Burlington Northern Santa Fe LLC
4.35%, 06/15/2045	950	921	3.00%, 04/01/2025	500	529
4.50%, 05/15/2035	200	205	4.70%, 10/01/2019	783	866
4.60%, 02/15/2021	171	187	5.15%, 09/01/2043	350	427
4.75%, 05/15/2046	200	205	6.20%, 08/15/2036	500	663
5.50%, 02/01/2018	702	747	7.95%, 08/15/2030	77	115
5.65%, 02/15/2047	350	401	Canadian National Railway Co
5.88%, 10/01/2019	56	63	2.25%, 11/15/2022	200	203
6.00%, 08/15/2040	663	774	3.50%, 11/15/2042	200	198
6.30%, 01/15/2038	500	601	5.55%, 03/01/2019	15	17
6.50%, 09/01/2037	521	644	Canadian Pacific Railway Co
BellSouth LLC			3.70%, 02/01/2026	130	139
6.00%, 11/15/2034	200	225	4.45%, 03/15/2023	128	141
British Telecommunications PLC			4.80%, 09/15/2035	500	571
2.35%, 02/14/2019	1,250	1,277	CSX Corp
9.38%, 12/15/2030(a)	77	119	3.35%, 11/01/2025	500	531
Cisco Systems Inc			3.70%, 11/01/2023	500	541
2.20%, 02/28/2021	535	551	4.75%, 05/30/2042	277	321
2.95%, 02/28/2026	500	532	6.25%, 03/15/2018	82	89
4.45%, 01/15/2020	102	113	FedEx Corp
4.95%, 02/15/2019	855	939	2.63%, 08/01/2022	100	103
5.90%, 02/15/2039	680	923	3.25%, 04/01/2026	400	418
Deutsche Telekom International Finance BV			3.88%, 08/01/2042	100	98
6.00%, 07/08/2019	300	337	4.50%, 02/01/2065	500	521
8.75%, 06/15/2030(a)	641	965	4.55%, 04/01/2046	400	434

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Transportation (continued)			California (continued)
FedEx Corp (continued)			State of California (continued)
4.75%, 11/15/2045	$500	$557	7.95%, 03/01/2036	$500	$608
Norfolk Southern Corp			University of California
3.25%, 12/01/2021	251	265	1.80%, 07/01/2019	300	307
3.85%, 01/15/2024	200	219	3.93%, 05/15/2045	200	214
4.80%, 08/15/2043	350	408	5.77%, 05/15/2043	200	270
4.84%, 10/01/2041	100	114			$8,032
7.25%, 02/15/2031	130	187
Ryder System Inc			Connecticut - 0.03%
2.35%, 02/26/2019	200	202	State of Connecticut
2.45%, 09/03/2019	350	356	5.85%, 03/15/2032	525	683
Union Pacific Corp
4.15%, 01/15/2045	350	384	District of Columbia - 0.03%
4.16%, 07/15/2022	241	271	District of Columbia Water & Sewer
4.75%, 09/15/2041	77	91	Authority
United Parcel Service Inc			4.81%, 10/01/2114	450	525
1.13%, 10/01/2017	400	402
3.13%, 01/15/2021	1,128	1,209
4.88%, 11/15/2040	25	32	Florida - 0.01%
6.20%, 01/15/2038	23	33	State Board of Administration Finance Corp
		$11,655	2.11%, 07/01/2018	200	203

Trucking & Leasing - 0.01%
			Georgia - 0.03%

GATX Corp			Municipal Electric Authority of Georgia
4.75%, 06/15/2022	200	215
			6.64%, 04/01/2057	151	199
			7.06%, 04/01/2057	200	241
Water- 0.00%			State of Georgia
American Water Capital Corp			4.50%, 11/01/2025	175	201
6.59%, 10/15/2037	5	7			$641

TOTAL BONDS		$710,104	Illinois - 0.09%
			Chicago Transit Authority

	Principal		6.20%, 12/01/2040	70	86
MUNICIPAL BONDS - 0.96%	Amount (000's) Value (000's)
			6.90%, 12/01/2040	200	261
California - 0.37%			City of Chicago IL
Bay Area Toll Authority			6.31%, 01/01/2044	250	233
6.26%, 04/01/2049	$300	$458	City of Chicago IL Waterworks Revenue
6.92%, 04/01/2040	120	176	6.74%, 11/01/2040	145	188
City of Los Angeles Department of Airports			County of Cook IL
6.58%, 05/15/2039	100	139	6.23%, 11/15/2034	102	125
City of San Francisco CA Public Utilities			State of Illinois
Commission Water Revenue			4.95%, 06/01/2023	30	32
6.00%, 11/01/2040	200	265	5.10%, 06/01/2033	735	706
East Bay Municipal Utility District Water			5.88%, 03/01/2019	345	373
System Revenue			7.35%, 07/01/2035	70	78
5.87%, 06/01/2040	60	83			$2,082
Los Angeles Community College District/CA
6.60%, 08/01/2042	500	764	Kansas - 0.01%
			State of Kansas Department of
Los Angeles Department of Water
6.01%, 07/01/2039	55	74	Transportation
Los Angeles Department of Water & Power			4.60%, 09/01/2035	115	139
6.57%, 07/01/2045	150	226
Los Angeles Unified School District/CA			Nevada - 0.00%
5.75%, 07/01/2034	80	106	County of Clark Department of Aviation
5.76%, 07/01/2029	50	65	6.82%, 07/01/2045	25	39
6.76%, 07/01/2034	130	187	6.88%, 07/01/2042	70	80
Regents of the University of California					$119
Medical Center Pooled Revenue
6.55%, 05/15/2048	250	361	New Jersey - 0.10%
Sacramento Municipal Utility District			New Jersey Economic Development
6.16%, 05/15/2036	120	158	Authority (credit support from AGM)
			0.00%, 02/15/2023(b),(d)	51	40
San Diego County Water Authority Financing
Corp			New Jersey Economic Development
6.14%, 05/01/2049	460	664	Authority (credit support from NATL)
			7.43%, 02/15/2029(d)	1,000	1,237
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032	25	32	New Jersey Transportation Trust Fund
State of California			Authority
6.65%, 03/01/2022	1,275	1,575	5.75%, 12/15/2028	190	205
7.30%, 10/01/2039	375	567	6.56%, 12/15/2040	210	249
7.60%, 11/01/2040	180	291	New Jersey Turnpike Authority
7.63%, 03/01/2040	280	442	7.10%, 01/01/2041	147	224

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

New Jersey (continued)			Washington - 0.00%
Rutgers The State University of New			State of Washington
Jersey (credit support from GO OF UNIV)			5.09%, 08/01/2033	$20	$25
5.67%, 05/01/2040(d)	$130	$166
		$2,121
			Wisconsin - 0.00%
New York - 0.14%			State of Wisconsin (credit support from
City of New York NY			AGM)
5.52%, 10/01/2037	25	33	5.70%, 05/01/2026(d)	50	61
5.85%, 06/01/2040	300	415
Metropolitan Transportation Authority			TOTAL MUNICIPAL BONDS		$20,146
6.55%, 11/15/2031	180	244	U.S. GOVERNMENT & GOVERNMENT	Principal
6.65%, 11/15/2039	100	142	AGENCY OBLIGATIONS - 64.73%	Amount (000's) Value (000's)
6.81%, 11/15/2040	135	197	Federal Home Loan Mortgage Corporation (FHLMC) -
New York City Transitional Finance Authority			7.59%
Future Tax Secured Revenue			2.00%, 09/01/2028	$210	$215
5.51%, 08/01/2037	250	327	2.00%, 08/01/2029	912	933
New York City Water & Sewer System			2.23%, 07/01/2043(a)	192	198
5.72%, 06/15/2042	270	376	2.40%, 10/01/2043(a)	515	531
5.95%, 06/15/2042	125	179	2.50%, 08/01/2027	166	172
New York State Dormitory Authority			2.50%, 08/01/2027	159	165
5.60%, 03/15/2040	100	135	2.50%, 10/01/2027	288	298
Port Authority of New York & New Jersey			2.50%, 03/01/2028	664	688
4.46%, 10/01/2062	100	114	2.50%, 04/01/2028	137	142
4.96%, 08/01/2046	300	373	2.50%, 04/01/2028	48	50
Port Authority of New York &New			2.50%, 06/01/2028	347	360
Jersey (credit support from GO OF AUTH)			2.50%, 06/01/2028	849	880
6.04%, 12/01/2029(d)	50	65	2.50%, 06/01/2028	153	159
		$2,600	2.50%, 06/01/2028	168	174
			2.50%, 07/01/2028	570	591
Ohio- 0.02%			2.50%, 10/01/2028	288	299
American Municipal Power Inc			2.50%, 10/01/2028	328	340
6.27%, 02/15/2050	69	90	2.50%, 10/01/2029	779	806
7.50%, 02/15/2050	75	111	2.50%, 12/01/2029	957	991
Ohio State University/The			2.50%, 09/01/2030	1,472	1,524
4.91%, 06/01/2040	125	158	2.50%, 01/01/2031	1,057	1,094
		$359	2.50%, 01/01/2031	194	201
Texas- 0.11%			2.50%, 01/01/2031	122	126
City of Houston TX Combined Utility System			2.50%, 02/01/2031	169	175
Revenue			2.50%, 03/01/2031	489	506
3.83%, 05/15/2028	250	282	2.50%, 04/01/2031	1,258	1,302
City Public Service Board of San Antonio			2.50%, 07/01/2031(e)	875	905
TX			2.50%, 06/01/2038(a)	4	4
5.72%, 02/01/2041	125	173	2.50%, 02/01/2043	248	250
5.81%, 02/01/2041	135	188	2.50%, 03/01/2043	193	195
Dallas Area Rapid Transit			2.50%, 07/01/2045	199	201
5.02%, 12/01/2048	50	66	2.67%, 01/01/2042(a)	38	41
Dallas Convention Center Hotel Development			3.00%, 04/01/2021	270	283
Corp			3.00%, 01/01/2027	324	341
7.09%, 01/01/2042	70	99	3.00%, 02/01/2027	283	298
Dallas County Hospital District			3.00%, 02/01/2027	120	126
5.62%, 08/15/2044	83	112	3.00%, 03/01/2027	248	260
Dallas Independent School District (credit			3.00%, 06/01/2027	194	204
support from PSF-GTD)			3.00%, 09/01/2028	100	105
6.45%, 02/15/2035(d)	50	60	3.00%, 10/01/2028	714	750
Grand Parkway Transportation Corp			3.00%, 07/01/2029	862	905
5.18%, 10/01/2042	300	391	3.00%, 07/01/2029	501	526
State of Texas			3.00%, 07/01/2029	768	806
4.68%, 04/01/2040	100	126	3.00%, 08/01/2029	377	396
5.52%, 04/01/2039	405	564	3.00%, 09/01/2029	161	169
Texas Transportation Commission State			3.00%, 10/01/2029	226	237
Highway Fund			3.00%, 11/01/2029	390	410
5.18%, 04/01/2030	125	161	3.00%, 11/01/2029	229	241
		$2,222	3.00%, 12/01/2029	79	82
			3.00%, 07/01/2030	805	845
Utah- 0.02%			3.00%, 09/01/2030	1,088	1,142
State of Utah			3.00%, 11/01/2030	166	175
3.54%, 07/01/2025	300	334	3.00%, 11/01/2030	70	73
			3.00%, 11/01/2030	270	283
			3.00%, 01/01/2031	382	401
			3.00%, 04/01/2031	495	520
			3.00%, 07/01/2031(e)	525	551

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.00%, 02/01/2032	$145	$153	3.50%, 01/01/2029	$371	$393
3.00%, 04/01/2033	371	391	3.50%, 06/01/2029	399	423
3.00%, 04/01/2033	373	393	3.50%, 07/01/2029	145	154
3.00%, 06/01/2033	227	239	3.50%, 08/01/2029	94	100
3.00%, 09/01/2033	312	329	3.50%, 09/01/2029	86	91
3.00%, 09/01/2033	310	327	3.50%, 01/01/2030	47	50
3.00%, 01/01/2035	83	87	3.50%, 01/01/2032	203	217
3.00%, 05/01/2035	933	982	3.50%, 02/01/2032	127	136
3.00%, 01/01/2043	702	730	3.50%, 03/01/2032	155	166
3.00%, 01/01/2043	516	536	3.50%, 04/01/2032	146	156
3.00%, 04/01/2043	454	472	3.50%, 08/01/2032	120	128
3.00%, 05/01/2043	472	491	3.50%, 01/01/2034	139	148
3.00%, 06/01/2043	874	908	3.50%, 01/01/2035	288	306
3.00%, 06/01/2043	269	279	3.50%, 02/01/2035	255	271
3.00%, 07/01/2043	770	800	3.50%, 07/01/2035	269	286
3.00%, 07/01/2043	82	86	3.50%, 09/01/2035	642	684
3.00%, 07/01/2043	1,430	1,485	3.50%, 02/01/2041	59	62
3.00%, 07/01/2043	758	787	3.50%, 10/01/2041	55	58
3.00%, 08/01/2043	309	321	3.50%, 11/01/2041	54	57
3.00%, 08/01/2043	350	363	3.50%, 01/01/2042	123	130
3.00%, 08/01/2043	2,385	2,477	3.50%, 02/01/2042	716	757
3.00%, 08/01/2043	445	462	3.50%, 02/01/2042	58	62
3.00%, 08/01/2043	164	170	3.50%, 03/01/2042	16	17
3.00%, 08/01/2043	318	330	3.50%, 03/01/2042	65	68
3.00%, 08/01/2043	42	43	3.50%, 04/01/2042	155	164
3.00%, 09/01/2043	96	100	3.50%, 04/01/2042	41	43
3.00%, 09/01/2043	851	884	3.50%, 04/01/2042	141	149
3.00%, 09/01/2043	534	554	3.50%, 04/01/2042	172	182
3.00%, 09/01/2043	414	430	3.50%, 04/01/2042	176	188
3.00%, 10/01/2043	208	216	3.50%, 06/01/2042	118	125
3.00%, 10/01/2043	707	735	3.50%, 06/01/2042	434	458
3.00%, 03/01/2045	1,172	1,217	3.50%, 06/01/2042	121	128
3.00%, 04/01/2045	372	386	3.50%, 07/01/2042	619	655
3.00%, 06/01/2045	1,275	1,324	3.50%, 07/01/2042	739	780
3.00%, 07/01/2045	949	985	3.50%, 08/01/2042	310	327
3.00%, 08/01/2045(e)	725	750	3.50%, 08/01/2042	154	163
3.00%, 08/01/2045	1,270	1,317	3.50%, 08/01/2042	750	792
3.00%, 08/01/2045	420	435	3.50%, 02/01/2043	730	770
3.00%, 08/01/2045	344	357	3.50%, 08/01/2043	63	67
3.00%, 12/01/2045	2,113	2,193	3.50%, 02/01/2044	762	804
3.00%, 03/01/2046	991	1,028	3.50%, 06/01/2044	1,403	1,479
3.00%, 03/01/2046	399	414	3.50%, 08/01/2044	862	910
3.00%, 07/01/2046(e)	2,250	2,332	3.50%, 09/01/2044	746	787
3.50%, 01/01/2019	39	41	3.50%, 03/01/2045	1,133	1,196
3.50%, 04/01/2021	273	289	3.50%, 06/01/2045	1,188	1,254
3.50%, 10/01/2023	134	142	3.50%, 07/01/2045	2,085	2,202
3.50%, 10/01/2025	19	20	3.50%, 08/01/2045(e)	600	632
3.50%, 10/01/2025	14	15	3.50%, 09/01/2045	1,189	1,255
3.50%, 11/01/2025	45	47	3.50%, 09/01/2045	56	59
3.50%, 11/01/2025	34	36	3.50%, 10/01/2045	1,312	1,386
3.50%, 11/01/2025	9	10	3.50%, 11/01/2045	772	815
3.50%, 11/01/2025	15	16	3.50%, 12/01/2045	200	211
3.50%, 11/01/2025	6	6	3.50%, 12/01/2045	988	1,044
3.50%, 12/01/2025	39	41	3.50%, 12/01/2045	1,650	1,743
3.50%, 12/01/2025	12	13	3.50%, 01/01/2046	189	199
3.50%, 01/01/2026	619	657	3.50%, 03/01/2046	2,196	2,320
3.50%, 01/01/2026	25	27	3.50%, 04/01/2046	397	420
3.50%, 02/01/2026	21	22	3.50%, 07/01/2046(e)	15,875	16,736
3.50%, 04/01/2026	58	62	4.00%, 05/01/2018	54	56
3.50%, 05/01/2026	68	72	4.00%, 05/01/2018	5	6
3.50%, 06/01/2026	14	15	4.00%, 10/01/2018	42	43
3.50%, 06/01/2026	9	9	4.00%, 04/01/2019	11	11
3.50%, 07/01/2026	55	58	4.00%, 10/01/2020	49	51
3.50%, 07/01/2026	40	42	4.00%, 05/01/2024	95	100
3.50%, 07/01/2026	9	9	4.00%, 05/01/2024	49	52
3.50%, 08/01/2026	33	35	4.00%, 12/01/2024	12	13
3.50%, 08/01/2026	116	123	4.00%, 01/01/2025	30	32
3.50%, 09/01/2026	45	48	4.00%, 02/01/2025	19	19
3.50%, 10/01/2026	25	26	4.00%, 03/01/2025	24	25
3.50%, 01/01/2027	56	59	4.00%, 03/01/2025	14	14
3.50%, 12/01/2028	100	106	4.00%, 04/01/2025	27	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.00%, 06/01/2025	$23	$24	4.00%, 12/01/2044	$1,599	$1,712
4.00%, 06/01/2025	21	22	4.00%, 01/01/2045	324	347
4.00%, 06/01/2025	266	282	4.00%, 02/01/2045	731	782
4.00%, 06/01/2025	37	38	4.00%, 02/01/2045	32	34
4.00%, 07/01/2025	390	415	4.00%, 04/01/2045	29	31
4.00%, 07/01/2025	8	9	4.00%, 05/01/2045	281	302
4.00%, 08/01/2025	19	20	4.00%, 07/01/2045	719	770
4.00%, 08/01/2025	26	28	4.00%, 08/01/2045	99	107
4.00%, 09/01/2025	5	5	4.00%, 08/01/2045	2,163	2,316
4.00%, 10/01/2025	58	62	4.00%, 09/01/2045	2,474	2,648
4.00%, 02/01/2026	27	29	4.00%, 09/01/2045	34	37
4.00%, 05/01/2026	73	78	4.00%, 10/01/2045	981	1,050
4.00%, 07/01/2026	47	50	4.00%, 01/01/2046	193	207
4.00%, 12/01/2030	70	75	4.00%, 07/01/2046(e)	4,300	4,602
4.00%, 08/01/2031	79	85	4.50%, 05/01/2018	21	22
4.00%, 10/01/2031	102	111	4.50%, 08/01/2018	47	48
4.00%, 11/01/2031	32	35	4.50%, 11/01/2018	11	12
4.00%, 12/01/2031	52	56	4.50%, 04/01/2019	11	11
4.00%, 11/01/2033	136	147	4.50%, 04/01/2023	11	12
4.00%, 01/01/2034	218	235	4.50%, 01/01/2024	7	7
4.00%, 07/01/2035	90	98	4.50%, 01/01/2024	13	14
4.00%, 06/01/2039	5	5	4.50%, 04/01/2024	97	104
4.00%, 07/01/2039	49	53	4.50%, 05/01/2024	178	194
4.00%, 09/01/2039	26	29	4.50%, 07/01/2024	15	16
4.00%, 12/01/2039	35	37	4.50%, 09/01/2024	25	27
4.00%, 12/01/2039	24	26	4.50%, 09/01/2024	21	23
4.00%, 01/01/2040	30	32	4.50%, 11/01/2024	155	167
4.00%, 03/01/2040	17	19	4.50%, 04/01/2025	22	23
4.00%, 09/01/2040	8	9	4.50%, 05/01/2025	23	24
4.00%, 09/01/2040	51	55	4.50%, 07/01/2025	27	29
4.00%, 10/01/2040	91	97	4.50%, 09/01/2026	204	215
4.00%, 10/01/2040	41	44	4.50%, 02/01/2030	24	27
4.00%, 12/01/2040	67	73	4.50%, 08/01/2030	19	21
4.00%, 12/01/2040	56	60	4.50%, 05/01/2031	24	26
4.00%, 12/01/2040	44	48	4.50%, 06/01/2031	157	172
4.00%, 12/01/2040	115	124	4.50%, 05/01/2034	1	1
4.00%, 12/01/2040	66	71	4.50%, 08/01/2035	135	148
4.00%, 02/01/2041	132	142	4.50%, 08/01/2035	71	78
4.00%, 02/01/2041	429	461	4.50%, 08/01/2036	24	26
4.00%, 02/01/2041	101	108	4.50%, 02/01/2039	58	64
4.00%, 04/01/2041	51	55	4.50%, 02/01/2039	2	2
4.00%, 07/01/2041	40	43	4.50%, 03/01/2039	36	39
4.00%, 08/01/2041	38	40	4.50%, 04/01/2039	83	91
4.00%, 08/01/2041	92	99	4.50%, 05/01/2039	229	250
4.00%, 10/01/2041	15	16	4.50%, 06/01/2039	49	54
4.00%, 10/01/2041	121	131	4.50%, 06/01/2039	251	275
4.00%, 10/01/2041	57	61	4.50%, 09/01/2039	413	453
4.00%, 10/01/2041	128	138	4.50%, 10/01/2039	184	202
4.00%, 10/01/2041	49	52	4.50%, 10/01/2039	97	109
4.00%, 11/01/2041	134	144	4.50%, 11/01/2039	24	26
4.00%, 11/01/2041	238	256	4.50%, 11/01/2039	50	54
4.00%, 11/01/2041	84	91	4.50%, 11/01/2039	68	75
4.00%, 03/01/2042	139	149	4.50%, 11/01/2039	75	82
4.00%, 06/01/2042	268	288	4.50%, 12/01/2039	37	40
4.00%, 06/01/2042	229	246	4.50%, 12/01/2039	116	130
4.00%, 08/01/2043	974	1,048	4.50%, 02/01/2040	98	110
4.00%, 11/01/2043	26	28	4.50%, 02/01/2040	15	17
4.00%, 01/01/2044	312	334	4.50%, 02/01/2040	65	71
4.00%, 02/01/2044	195	209	4.50%, 02/01/2040	92	102
4.00%, 02/01/2044	682	738	4.50%, 04/01/2040	73	80
4.00%, 02/01/2044	365	391	4.50%, 05/01/2040	21	23
4.00%, 03/01/2044	192	207	4.50%, 05/01/2040	84	93
4.00%, 04/01/2044	1,023	1,095	4.50%, 07/01/2040	70	78
4.00%, 05/01/2044	132	141	4.50%, 07/01/2040	62	69
4.00%, 05/01/2044	269	288	4.50%, 08/01/2040	57	63
4.00%, 07/01/2044	627	671	4.50%, 08/01/2040	29	32
4.00%, 07/01/2044	155	166	4.50%, 08/01/2040	109	120
4.00%, 07/01/2044	871	932	4.50%, 08/01/2040	29	32
4.00%, 10/01/2044	722	773	4.50%, 08/01/2040	40	44
4.00%, 11/01/2044	1,106	1,186	4.50%, 09/01/2040	25	28
4.00%, 12/01/2044	27	29	4.50%, 09/01/2040	17	18

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 09/01/2040		$25	$27	5.00%, 05/01/2034	$44	$49
4.50%, 10/01/2040		282	309	5.00%, 05/01/2035	47	52
4.50%, 02/01/2041		55	60	5.00%, 06/01/2035	246	274
4.50%, 03/01/2041		80	88	5.00%, 08/01/2035	15	17
4.50%, 03/01/2041		493	540	5.00%, 08/01/2035	7	7
4.50%, 03/01/2041		529	581	5.00%, 09/01/2035	16	18
4.50%, 03/01/2041		728	797	5.00%, 09/01/2035	43	47
4.50%, 04/01/2041		104	114	5.00%, 10/01/2035	19	21
4.50%, 04/01/2041		66	73	5.00%, 11/01/2035	75	83
4.50%, 05/01/2041		106	115	5.00%, 12/01/2035	43	48
4.50%, 05/01/2041		38	41	5.00%, 12/01/2035	68	75
4.50%, 05/01/2041		115	127	5.00%, 04/01/2036	2	3
4.50%, 06/01/2041		61	67	5.00%, 06/01/2036	8	9
4.50%, 06/01/2041		44	49	5.00%, 08/01/2036	35	39
4.50%, 06/01/2041		32	34	5.00%, 01/01/2037	79	87
4.50%, 06/01/2041		57	63	5.00%, 01/01/2038	352	388
4.50%, 07/01/2041(e)		300	327	5.00%, 02/01/2038	195	215
4.50%, 07/01/2041		70	77	5.00%, 02/01/2038	20	22
4.50%, 07/01/2041		70	77	5.00%, 03/01/2038	3	3
4.50%, 08/01/2041		49	53	5.00%, 06/01/2038	8	8
4.50%, 08/01/2041(e)		200	218	5.00%, 09/01/2038	14	16
4.50%, 09/01/2041		584	641	5.00%, 09/01/2038	2	3
4.50%, 10/01/2041		97	106	5.00%, 11/01/2038	25	28
4.50%, 11/01/2041		539	591	5.00%, 11/01/2038	436	481
4.50%, 03/01/2042		98	107	5.00%, 12/01/2038	398	439
4.50%, 09/01/2043		66	71	5.00%, 01/01/2039	423	467
4.50%, 09/01/2043		383	418	5.00%, 01/01/2039	39	43
4.50%, 10/01/2043		24	26	5.00%, 02/01/2039	23	25
4.50%, 11/01/2043		71	77	5.00%, 03/01/2039	35	39
4.50%, 11/01/2043		260	284	5.00%, 06/01/2039	10	11
4.50%, 11/01/2043		142	155	5.00%, 07/01/2039	33	37
4.50%, 11/01/2043		184	202	5.00%, 09/01/2039	81	91
4.50%, 11/01/2043		28	31	5.00%, 09/01/2039	620	684
4.50%, 01/01/2044		381	417	5.00%, 10/01/2039	58	65
4.50%, 01/01/2044		306	334	5.00%, 01/01/2040	103	116
4.50%, 03/01/2044		139	151	5.00%, 01/01/2040	427	471
4.50%, 03/01/2044		389	424	5.00%, 03/01/2040	16	18
4.50%, 05/01/2044		575	627	5.00%, 07/01/2040	60	67
4.50%, 07/01/2044		145	158	5.00%, 07/01/2040	62	69
4.50%, 07/01/2044		231	252	5.00%, 08/01/2040	48	53
4.50%, 09/01/2044		218	237	5.00%, 08/01/2040	172	190
4.50%, 07/01/2045		75	82	5.00%, 09/01/2040	156	173
4.50%, 09/01/2045		191	208	5.00%, 02/01/2041	800	886
5.00%, 05/01/2018		3	3	5.00%, 04/01/2041	46	51
5.00%, 08/01/2018		7	7	5.00%, 04/01/2041	249	276
5.00%, 10/01/2018		15	15	5.00%, 05/01/2041	10	11
5.00%, 04/01/2019		6	6	5.00%, 06/01/2041	198	220
5.00%, 12/01/2019		16	17	5.00%, 07/01/2041	58	64
5.00%, 12/01/2021		33	34	5.00%, 09/01/2041	76	84
5.00%, 02/01/2022		8	8	5.00%, 10/01/2041	164	181
5.00%, 09/01/2022		9	10	5.00%, 10/01/2041	88	97
5.00%, 06/01/2023		171	184	5.00%, 11/01/2041	239	264
5.00%, 06/01/2023		6	7	5.50%, 02/01/2017	1	1
5.00%, 09/01/2023		148	163	5.50%, 01/01/2018	2	2
5.00%, 12/01/2023		78	84	5.50%, 01/01/2018	4	4
5.00%, 04/01/2024		60	66	5.50%, 01/01/2022	7	8
5.00%, 07/01/2024		9	10	5.50%, 04/01/2023	27	29
5.00%, 06/01/2025		10	11	5.50%, 01/01/2028	137	153
5.00%, 06/01/2026		64	68	5.50%, 12/01/2032	51	57
5.00%, 08/01/2026		106	117	5.50%, 03/01/2033	4	5
5.00%, 12/01/2027		55	60	5.50%, 12/01/2033	2	3
5.00%, 02/01/2030		11	12	5.50%, 01/01/2034	16	18
5.00%, 03/01/2030		8	9	5.50%, 01/01/2034	88	100
5.00%, 07/01/2031		195	215	5.50%, 02/01/2034	173	193
5.00%, 08/01/2033		7	8	5.50%, 03/01/2034	34	39
5.00%, 08/01/2033		59	66	5.50%, 10/01/2034	13	14
5.00%, 09/01/2033		10	11	5.50%, 10/01/2034	2	2
5.00%, 09/01/2033		19	22	5.50%, 02/01/2035	29	33
5.00%, 03/01/2034		14	15	5.50%, 03/01/2035	21	23
5.00%, 04/01/2034		147	163	5.50%, 05/01/2035	25	28
5.00%, 04/01/2034		25	28

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 11/01/2035		$32	$36	6.00%, 12/01/2037	$4	$5
5.50%, 04/01/2036		419	469	6.00%, 01/01/2038	6	6
5.50%, 05/01/2036		37	41	6.00%, 01/01/2038	20	23
5.50%, 05/01/2036		9	10	6.00%, 01/01/2038	22	25
5.50%, 07/01/2036		31	35	6.00%, 01/01/2038	69	79
5.50%, 07/01/2036		120	135	6.00%, 01/01/2038(a)	7	8
5.50%, 11/01/2036		15	16	6.00%, 01/01/2038	17	20
5.50%, 12/01/2036		215	240	6.00%, 04/01/2038	145	166
5.50%, 12/01/2036		5	6	6.00%, 05/01/2038	27	32
5.50%, 12/01/2036		250	281	6.00%, 07/01/2038	9	10
5.50%, 12/01/2036		1	1	6.00%, 07/01/2038	17	19
5.50%, 01/01/2037		222	250	6.00%, 08/01/2038	8	10
5.50%, 02/01/2037		96	107	6.00%, 09/01/2038	13	16
5.50%, 02/01/2037		1	1	6.00%, 09/01/2038	8	9
5.50%, 07/01/2037		3	3	6.00%, 12/01/2039	4	4
5.50%, 07/01/2037		15	17	6.50%, 06/01/2017	1	1
5.50%, 09/01/2037		9	10	6.50%, 04/01/2028	1	1
5.50%, 11/01/2037		11	12	6.50%, 03/01/2029	1	2
5.50%, 01/01/2038		8	9	6.50%, 05/01/2031	4	5
5.50%, 01/01/2038		50	56	6.50%, 06/01/2031	1	1
5.50%, 04/01/2038		2	2	6.50%, 10/01/2031	1	1
5.50%, 04/01/2038		5	6	6.50%, 05/01/2032	1	1
5.50%, 04/01/2038		32	36	6.50%, 04/01/2035	2	2
5.50%, 05/01/2038		10	11	6.50%, 09/01/2036	9	11
5.50%, 05/01/2038		6	6	6.50%, 10/01/2037	22	26
5.50%, 06/01/2038		2	2	6.50%, 11/01/2037	12	14
5.50%, 06/01/2038		12	14	6.50%, 12/01/2037	1	2
5.50%, 06/01/2038		121	136	6.50%, 02/01/2038	3	4
5.50%, 07/01/2038		4	5	6.50%, 09/01/2038	14	17
5.50%, 07/01/2038		5	6	6.50%, 10/01/2038	4	5
5.50%, 07/01/2038		26	30	6.50%, 01/01/2039	7	8
5.50%, 08/01/2038		37	41	6.50%, 09/01/2039	20	23
5.50%, 09/01/2038		172	194	7.00%, 10/01/2029	1	1
5.50%, 09/01/2038		10	11	7.00%, 09/01/2031	5	6
5.50%, 10/01/2038		139	155	7.00%, 09/01/2038	4	5
5.50%, 10/01/2038		6	6	7.50%, 07/01/2029	21	26
5.50%, 11/01/2038		6	7	7.50%, 10/01/2030	2	2
5.50%, 11/01/2038		1	1			$158,727
5.50%, 12/01/2038		131	148
5.50%, 01/01/2039		20	22	Federal National Mortgage Association (FNMA) - 12.33%
5.50%, 02/01/2039		218	242	2.00%, 08/01/2028	194	198
5.50%, 03/01/2039		380	427	2.00%, 09/01/2028	280	286
5.50%, 04/01/2039		26	29	2.00%, 11/01/2028	55	57
5.50%, 09/01/2039		52	58	2.00%, 01/01/2029	22	22
5.50%, 12/01/2039		40	45	2.00%, 05/01/2029	817	835
5.50%, 01/01/2040		39	44	2.00%, 05/01/2030	556	564
				2.17%, 05/01/2043(a)	357	368
5.50%, 03/01/2040		6	6	2.38%, 01/01/2036(a)	4	4
5.50%, 06/01/2040		50	56
5.50%, 06/01/2041		50	56	2.50%, 12/01/2027	18	19
5.50%, 06/01/2041		506	568	2.50%, 01/01/2028	302	314
6.00%, 05/01/2021		1	1	2.50%, 02/01/2028	75	78
6.00%, 11/01/2022		6	7	2.50%, 06/01/2028	485	504
6.00%, 02/01/2027		19	22	2.50%, 06/01/2028	19	20
6.00%, 07/01/2029		1	1	2.50%, 07/01/2028	354	367
6.00%, 07/01/2029		4	5	2.50%, 08/01/2028	322	334
6.00%, 02/01/2031		4	4	2.50%, 08/01/2028	168	175
6.00%, 12/01/2031		3	4	2.50%, 08/01/2028	357	371
6.00%, 01/01/2032		28	32	2.50%, 08/01/2028	20	21
6.00%, 11/01/2033		48	56	2.50%, 09/01/2028	411	427
6.00%, 06/01/2034		39	45	2.50%, 09/01/2028	147	153
6.00%, 08/01/2034		5	6	2.50%, 10/01/2028	449	466
6.00%, 05/01/2036		21	24	2.50%, 05/01/2029	75	78
6.00%, 06/01/2036		45	52	2.50%, 06/01/2029	707	734
6.00%, 11/01/2036		39	44	2.50%, 07/01/2029	227	235
6.00%, 12/01/2036		216	249	2.50%, 07/01/2029	327	339
6.00%, 02/01/2037		3	4	2.50%, 07/01/2029	492	510
6.00%, 03/01/2037		2	2	2.50%, 09/01/2029	75	78
6.00%, 05/01/2037		2	3	2.50%, 09/01/2029	481	499
6.00%, 10/01/2037		18	21	2.50%, 12/01/2029	85	88
6.00%, 11/01/2037		22	25	2.50%, 12/01/2029	126	131
6.00%, 12/01/2037		91	104

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.50%, 12/01/2029	$410	$425	3.00%, 01/01/2030	$1,067	$1,119
2.50%, 01/01/2030	370	383	3.00%, 06/01/2030	586	615
2.50%, 02/01/2030	167	173	3.00%, 06/01/2030	550	577
2.50%, 04/01/2030	489	506	3.00%, 08/01/2030	457	479
2.50%, 04/01/2030	23	24	3.00%, 09/01/2030	208	218
2.50%, 05/01/2030	1,121	1,161	3.00%, 09/01/2030	1,022	1,072
2.50%, 06/01/2030	160	166	3.00%, 10/01/2030	608	638
2.50%, 06/01/2030	120	125	3.00%, 11/01/2030	462	484
2.50%, 06/01/2030	591	612	3.00%, 02/01/2031	273	286
2.50%, 06/01/2030	109	113	3.00%, 07/01/2031(e)	475	498
2.50%, 08/01/2030	249	258	3.00%, 08/01/2032	487	513
2.50%, 08/01/2030	1,098	1,137	3.00%, 10/01/2032	523	552
2.50%, 12/01/2030	1,321	1,368	3.00%, 08/01/2033	1,218	1,284
2.50%, 01/01/2031	294	305	3.00%, 12/01/2033	545	576
2.50%, 01/01/2031	509	527	3.00%, 10/01/2034	149	157
2.50%, 02/01/2031	471	488	3.00%, 11/01/2034	156	164
2.50%, 02/01/2031	490	508	3.00%, 02/01/2035	413	434
2.50%, 05/01/2031	296	307	3.00%, 03/01/2035	171	179
2.50%, 06/01/2031	496	513	3.00%, 04/01/2035	176	185
2.50%, 07/01/2031(e)	925	957	3.00%, 06/01/2035	370	389
2.50%, 11/01/2032	74	76	3.00%, 07/01/2035	139	145
2.50%, 07/01/2033	154	158	3.00%, 11/01/2035	215	226
2.50%, 01/01/2043	752	761	3.00%, 04/01/2042	324	337
2.50%, 07/01/2043	68	69	3.00%, 09/01/2042	166	173
2.50%, 08/01/2043	189	191	3.00%, 12/01/2042	172	179
2.50%, 10/01/2043	444	450	3.00%, 02/01/2043	721	750
2.50%, 05/01/2046	100	101	3.00%, 02/01/2043	712	748
2.51%, 07/01/2041	33	35	3.00%, 04/01/2043	401	417
2.56%, 02/01/2042(a)	71	74	3.00%, 04/01/2043	444	462
2.68%, 12/01/2043(a)	88	91	3.00%, 04/01/2043	714	743
2.70%, 11/01/2043(a)	218	225	3.00%, 04/01/2043	610	635
2.81%, 01/01/2042(a)	80	83	3.00%, 04/01/2043	554	576
2.86%, 02/01/2042(a)	52	54	3.00%, 04/01/2043	723	751
2.94%, 05/01/2042(a)	337	352	3.00%, 04/01/2043	561	583
2.96%, 06/01/2040(a)	19	20	3.00%, 04/01/2043	1,610	1,675
3.00%, 09/01/2026	79	83	3.00%, 05/01/2043	811	844
3.00%, 11/01/2026	282	296	3.00%, 05/01/2043	537	558
3.00%, 11/01/2026	99	104	3.00%, 05/01/2043	89	92
3.00%, 01/01/2027	74	78	3.00%, 05/01/2043	449	467
3.00%, 02/01/2027	66	70	3.00%, 06/01/2043	37	39
3.00%, 04/01/2027	118	123	3.00%, 06/01/2043	749	779
3.00%, 04/01/2027	110	115	3.00%, 06/01/2043	733	763
3.00%, 07/01/2027	329	345	3.00%, 06/01/2043	552	574
3.00%, 08/01/2027	358	376	3.00%, 06/01/2043	29	30
3.00%, 10/01/2027	306	321	3.00%, 07/01/2043	414	430
3.00%, 10/01/2028	612	643	3.00%, 07/01/2043	180	187
3.00%, 11/01/2028	385	405	3.00%, 07/01/2043	49	51
3.00%, 12/01/2028	42	44	3.00%, 07/01/2043	251	261
3.00%, 12/01/2028	63	66	3.00%, 07/01/2043	354	369
3.00%, 02/01/2029	303	318	3.00%, 07/01/2043	596	619
3.00%, 03/01/2029	256	269	3.00%, 08/01/2043	896	932
3.00%, 03/01/2029	509	534	3.00%, 08/01/2043	375	390
3.00%, 04/01/2029	73	76	3.00%, 08/01/2043	100	104
3.00%, 04/01/2029	365	383	3.00%, 08/01/2043	1,242	1,291
3.00%, 05/01/2029	272	285	3.00%, 08/01/2043	168	174
3.00%, 05/01/2029	136	143	3.00%, 08/01/2043	639	664
3.00%, 05/01/2029	82	86	3.00%, 08/01/2043	258	269
3.00%, 06/01/2029	181	190	3.00%, 08/01/2043	402	418
3.00%, 07/01/2029	18	19	3.00%, 09/01/2043	21	22
3.00%, 07/01/2029	179	188	3.00%, 09/01/2043	21	22
3.00%, 08/01/2029	344	361	3.00%, 09/01/2043	439	457
3.00%, 08/01/2029	326	342	3.00%, 09/01/2043	29	30
3.00%, 08/01/2029	34	35	3.00%, 09/01/2043	1,014	1,055
3.00%, 08/01/2029	399	419	3.00%, 10/01/2043	245	254
3.00%, 10/01/2029	195	205	3.00%, 11/01/2043	390	405
3.00%, 10/01/2029	350	367	3.00%, 11/01/2043	159	165
3.00%, 10/01/2029	235	247	3.00%, 11/01/2043	163	169
3.00%, 11/01/2029	155	163	3.00%, 11/01/2043	249	259
3.00%, 01/01/2030	117	123	3.00%, 12/01/2043	25	26
3.00%, 01/01/2030	442	464	3.00%, 01/01/2044	180	187
3.00%, 01/01/2030	970	1,018	3.00%, 01/01/2045	38	40

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 01/01/2045	$1,088	$1,130	3.50%, 07/01/2032	$182	$194
3.00%, 05/01/2045	1,213	1,260	3.50%, 09/01/2032	285	303
3.00%, 06/01/2045	35	36	3.50%, 09/01/2033	137	146
3.00%, 06/01/2045	95	99	3.50%, 10/01/2033	280	297
3.00%, 08/01/2045(e)	1,675	1,735	3.50%, 11/01/2033	282	300
3.00%, 09/01/2045	215	224	3.50%, 01/01/2034	205	218
3.00%, 09/01/2045	197	205	3.50%, 06/01/2034	387	412
3.00%, 10/01/2045	856	889	3.50%, 08/01/2034	106	113
3.00%, 11/01/2045	199	207	3.50%, 11/01/2034	235	250
3.00%, 11/01/2045	450	468	3.50%, 12/01/2035	523	556
3.00%, 12/01/2045	85	89	3.50%, 10/01/2040	14	15
3.00%, 12/01/2045	133	139	3.50%, 11/01/2040	53	56
3.00%, 12/01/2045	105	109	3.50%, 12/01/2040	59	62
3.00%, 12/01/2045	1,015	1,054	3.50%, 01/01/2041	40	42
3.00%, 01/01/2046	611	635	3.50%, 02/01/2041	26	27
3.00%, 01/01/2046	26	27	3.50%, 02/01/2041	23	24
3.00%, 02/01/2046	1,226	1,273	3.50%, 03/01/2041	135	143
3.00%, 02/01/2046	37	39	3.50%, 03/01/2041	91	97
3.00%, 02/01/2046	634	659	3.50%, 10/01/2041	244	258
3.00%, 02/01/2046	398	414	3.50%, 12/01/2041	704	745
3.00%, 03/01/2046	127	132	3.50%, 12/01/2041	247	262
3.00%, 04/01/2046	996	1,035	3.50%, 12/01/2041	764	809
3.00%, 05/01/2046	422	439	3.50%, 01/01/2042	136	144
3.00%, 05/01/2046	639	664	3.50%, 01/01/2042	252	267
3.00%, 06/01/2046	275	286	3.50%, 01/01/2042	134	142
3.00%, 07/01/2046	1,125	1,169	3.50%, 02/01/2042	59	62
3.00%, 07/01/2046(e)	7,575	7,861	3.50%, 02/01/2042	28	30
3.06%, 12/01/2041(a)	41	43	3.50%, 03/01/2042	172	182
3.16%, 12/01/2040(a)	25	26	3.50%, 03/01/2042	291	308
3.42%, 05/01/2041(a)	27	29	3.50%, 03/01/2042	63	67
3.50%, 04/01/2022	225	238	3.50%, 03/01/2042	80	84
3.50%, 08/01/2025	25	27	3.50%, 03/01/2042	528	559
3.50%, 10/01/2025	20	21	3.50%, 03/01/2042	146	154
3.50%, 11/01/2025	23	25	3.50%, 04/01/2042	115	121
3.50%, 11/01/2025	300	318	3.50%, 04/01/2042	150	158
3.50%, 12/01/2025	134	142	3.50%, 04/01/2042	101	107
3.50%, 12/01/2025	43	46	3.50%, 04/01/2042	132	140
3.50%, 12/01/2025	26	28	3.50%, 05/01/2042	171	182
3.50%, 01/01/2026	684	726	3.50%, 07/01/2042	184	195
3.50%, 01/01/2026	30	32	3.50%, 07/01/2042	327	346
3.50%, 01/01/2026	81	86	3.50%, 08/01/2042	229	243
3.50%, 02/01/2026	208	220	3.50%, 09/01/2042	76	81
3.50%, 03/01/2026	587	623	3.50%, 09/01/2042	180	191
3.50%, 03/01/2026	9	9	3.50%, 10/01/2042	640	678
3.50%, 05/01/2026	12	13	3.50%, 10/01/2042	20	21
3.50%, 06/01/2026	67	71	3.50%, 04/01/2043	301	319
3.50%, 07/01/2026	11	11	3.50%, 04/01/2043	162	172
3.50%, 08/01/2026	8	9	3.50%, 05/01/2043	972	1,033
3.50%, 08/01/2026	99	105	3.50%, 05/01/2043	806	861
3.50%, 09/01/2026	403	428	3.50%, 05/01/2043	412	435
3.50%, 10/01/2026	34	36	3.50%, 06/01/2043	813	869
3.50%, 12/01/2026	121	129	3.50%, 06/01/2043	475	502
3.50%, 12/01/2026	461	489	3.50%, 07/01/2043	454	485
3.50%, 01/01/2027	79	84	3.50%, 08/01/2043	237	252
3.50%, 01/01/2027	135	143	3.50%, 08/01/2043	1,050	1,110
3.50%, 02/01/2027	298	316	3.50%, 09/01/2043	816	864
3.50%, 11/01/2028	425	450	3.50%, 09/01/2043	304	322
3.50%, 12/01/2028	21	22	3.50%, 12/01/2043	260	275
3.50%, 12/01/2028	229	243	3.50%, 01/01/2044	76	81
3.50%, 01/01/2029	245	259	3.50%, 02/01/2044	364	384
3.50%, 03/01/2029	25	26	3.50%, 02/01/2044	707	747
3.50%, 03/01/2029	374	397	3.50%, 04/01/2044	74	78
3.50%, 12/01/2029	96	102	3.50%, 10/01/2044	1,126	1,188
3.50%, 04/01/2030	188	199	3.50%, 10/01/2044	210	222
3.50%, 11/01/2030	97	103	3.50%, 10/01/2044	35	37
3.50%, 01/01/2031	16	17	3.50%, 10/01/2044	389	411
3.50%, 04/01/2031	31	33	3.50%, 11/01/2044	1,126	1,188
3.50%, 07/01/2031(e)	200	212	3.50%, 12/01/2044	972	1,026
3.50%, 04/01/2032	132	140	3.50%, 12/01/2044	988	1,043
3.50%, 05/01/2032	287	306	3.50%, 02/01/2045	150	158
3.50%, 06/01/2032	479	511	3.50%, 04/01/2045	1,186	1,254

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 05/01/2045	$378	$399	4.00%, 08/01/2039	$45	$49
3.50%, 07/01/2045(e)	30,400	32,077	4.00%, 10/01/2039	489	526
3.50%, 07/01/2045	195	206	4.00%, 10/01/2039	19	20
3.50%, 07/01/2045	960	1,013	4.00%, 11/01/2039	52	56
3.50%, 08/01/2045	1,240	1,309	4.00%, 12/01/2039	15	16
3.50%, 08/01/2045	1,187	1,253	4.00%, 02/01/2040	54	58
3.50%, 08/01/2045(e)	1,225	1,291	4.00%, 05/01/2040	6	7
3.50%, 09/01/2045	1,177	1,242	4.00%, 05/01/2040	44	47
3.50%, 11/01/2045	496	524	4.00%, 08/01/2040	30	32
3.50%, 11/01/2045	961	1,015	4.00%, 10/01/2040	54	58
3.50%, 11/01/2045	1,237	1,305	4.00%, 10/01/2040	50	54
3.50%, 12/01/2045	1,000	1,056	4.00%, 10/01/2040	18	19
3.50%, 02/01/2046	880	929	4.00%, 10/01/2040	95	102
3.51%, 02/01/2041(a)	32	34	4.00%, 10/01/2040	28	30
3.56%, 01/01/2040(a)	31	33	4.00%, 10/01/2040	32	35
3.58%, 08/01/2040(a)	18	19	4.00%, 10/01/2040	16	17
3.68%, 05/01/2041(a)	22	24	4.00%, 11/01/2040	24	25
4.00%, 08/01/2018	204	211	4.00%, 12/01/2040	104	111
4.00%, 09/01/2018	20	20	4.00%, 12/01/2040	61	66
4.00%, 09/01/2018	33	35	4.00%, 12/01/2040	96	103
4.00%, 09/01/2018	73	76	4.00%, 12/01/2040	72	77
4.00%, 05/01/2019	91	94	4.00%, 12/01/2040	23	25
4.00%, 07/01/2019	12	12	4.00%, 01/01/2041	121	130
4.00%, 03/01/2024	88	94	4.00%, 01/01/2041	47	51
4.00%, 05/01/2024	16	17	4.00%, 01/01/2041	669	719
4.00%, 05/01/2024	21	22	4.00%, 01/01/2041	77	82
4.00%, 06/01/2024	33	35	4.00%, 02/01/2041	59	63
4.00%, 07/01/2024	32	34	4.00%, 02/01/2041	109	117
4.00%, 09/01/2024	15	16	4.00%, 02/01/2041	190	204
4.00%, 10/01/2024	123	131	4.00%, 02/01/2041	555	597
4.00%, 11/01/2024	7	7	4.00%, 02/01/2041	111	120
4.00%, 01/01/2025	25	27	4.00%, 02/01/2041	75	80
4.00%, 03/01/2025	30	32	4.00%, 03/01/2041	537	577
4.00%, 04/01/2025	9	9	4.00%, 03/01/2041	108	117
4.00%, 04/01/2025	142	151	4.00%, 03/01/2041	51	55
4.00%, 05/01/2025	23	24	4.00%, 04/01/2041	9	10
4.00%, 05/01/2025	4	4	4.00%, 07/01/2041(e)	19,000	20,371
4.00%, 05/01/2025	8	8	4.00%, 09/01/2041	28	30
4.00%, 05/01/2025	24	26	4.00%, 09/01/2041	244	262
4.00%, 05/01/2025	28	30	4.00%, 09/01/2041	177	190
4.00%, 06/01/2025	21	22	4.00%, 10/01/2041	188	201
4.00%, 06/01/2025	8	8	4.00%, 10/01/2041	91	98
4.00%, 07/01/2025	40	42	4.00%, 10/01/2041	17	18
4.00%, 08/01/2025	26	27	4.00%, 11/01/2041	35	37
4.00%, 09/01/2025	29	31	4.00%, 11/01/2041	77	83
4.00%, 11/01/2025	38	40	4.00%, 11/01/2041	108	116
4.00%, 12/01/2025	48	51	4.00%, 11/01/2041	156	168
4.00%, 01/01/2026	178	185	4.00%, 11/01/2041	13	14
4.00%, 01/01/2026	24	25	4.00%, 12/01/2041	95	102
4.00%, 01/01/2026	100	105	4.00%, 12/01/2041	273	293
4.00%, 03/01/2026	62	66	4.00%, 12/01/2041	145	156
4.00%, 03/01/2026	5	5	4.00%, 12/01/2041	101	109
4.00%, 03/01/2026	111	119	4.00%, 12/01/2041	101	108
4.00%, 05/01/2026	33	34	4.00%, 01/01/2042	34	36
4.00%, 06/01/2026	34	36	4.00%, 01/01/2042	104	112
4.00%, 07/01/2026	33	35	4.00%, 01/01/2042	126	135
4.00%, 08/01/2026	152	162	4.00%, 02/01/2042	73	78
4.00%, 09/01/2026	70	75	4.00%, 05/01/2042	679	732
4.00%, 04/01/2029	9	9	4.00%, 02/01/2043	253	272
4.00%, 10/01/2030	26	28	4.00%, 02/01/2043	119	127
4.00%, 12/01/2030	219	237	4.00%, 08/01/2043	200	214
4.00%, 02/01/2031	74	80	4.00%, 09/01/2043	147	158
4.00%, 07/01/2031	47	51	4.00%, 12/01/2043	289	310
4.00%, 10/01/2031	182	198	4.00%, 01/01/2044	765	828
4.00%, 11/01/2031	43	47	4.00%, 02/01/2044	68	73
4.00%, 12/01/2031	36	39	4.00%, 04/01/2044	925	991
4.00%, 01/01/2032	55	60	4.00%, 06/01/2044	145	156
4.00%, 09/01/2033	381	412	4.00%, 06/01/2044	781	846
4.00%, 01/01/2036	384	416	4.00%, 06/01/2044	542	581
4.00%, 03/01/2039	13	14	4.00%, 07/01/2044	755	809
4.00%, 08/01/2039	8	8	4.00%, 07/01/2044	1,003	1,075

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 09/01/2044	$371	$398	4.50%, 02/01/2039	$19	$20
4.00%, 10/01/2044	347	372	4.50%, 04/01/2039	64	70
4.00%, 11/01/2044	242	259	4.50%, 04/01/2039	80	89
4.00%, 11/01/2044	478	513	4.50%, 04/01/2039	14	16
4.00%, 11/01/2044	161	173	4.50%, 06/01/2039	20	21
4.00%, 12/01/2044	696	746	4.50%, 06/01/2039	72	79
4.00%, 12/01/2044	137	147	4.50%, 06/01/2039	35	38
4.00%, 12/01/2044	161	173	4.50%, 06/01/2039	99	110
4.00%, 12/01/2044	664	712	4.50%, 07/01/2039	60	65
4.00%, 12/01/2044	113	122	4.50%, 07/01/2039	40	44
4.00%, 01/01/2045	65	70	4.50%, 07/01/2039	80	88
4.00%, 01/01/2045	56	60	4.50%, 08/01/2039	42	47
4.00%, 01/01/2045	20	21	4.50%, 09/01/2039	39	42
4.00%, 01/01/2045	378	405	4.50%, 10/01/2039	24	26
4.00%, 02/01/2045	963	1,032	4.50%, 10/01/2039	73	79
4.00%, 02/01/2045	434	465	4.50%, 10/01/2039	114	125
4.00%, 02/01/2045	360	385	4.50%, 12/01/2039	24	26
4.00%, 08/01/2045	65	70	4.50%, 12/01/2039	53	59
4.00%, 08/01/2045	22	24	4.50%, 12/01/2039	127	141
4.00%, 09/01/2045	985	1,057	4.50%, 12/01/2039	30	33
4.00%, 09/01/2045(e)	250	268	4.50%, 12/01/2039	81	89
4.00%, 10/01/2045	941	1,009	4.50%, 01/01/2040	104	115
4.00%, 10/01/2045	174	187	4.50%, 01/01/2040	150	164
4.00%, 11/01/2045	200	214	4.50%, 02/01/2040	75	83
4.00%, 11/01/2045	400	431	4.50%, 02/01/2040	43	47
4.00%, 11/01/2045	1,000	1,073	4.50%, 03/01/2040	48	53
4.00%, 12/01/2045	373	400	4.50%, 04/01/2040	75	82
4.00%, 03/01/2046	200	214	4.50%, 05/01/2040	48	53
4.00%, 04/01/2046	784	841	4.50%, 05/01/2040	43	47
4.50%, 02/01/2018	11	12	4.50%, 05/01/2040	188	207
4.50%, 05/01/2018	176	180	4.50%, 05/01/2040	121	132
4.50%, 08/01/2018	129	132	4.50%, 06/01/2040	33	37
4.50%, 09/01/2018	182	187	4.50%, 07/01/2040	43	48
4.50%, 12/01/2018	124	127	4.50%, 07/01/2040	2	2
4.50%, 01/01/2019	1	1	4.50%, 08/01/2040	60	66
4.50%, 03/01/2019	68	70	4.50%, 08/01/2040(e)	850	927
4.50%, 05/01/2019	29	30	4.50%, 08/01/2040	335	366
4.50%, 01/01/2020	164	169	4.50%, 08/01/2040	200	219
4.50%, 09/01/2020	5	5	4.50%, 08/01/2040	105	115
4.50%, 05/01/2022	15	16	4.50%, 09/01/2040	39	43
4.50%, 02/01/2024	5	5	4.50%, 09/01/2040	26	28
4.50%, 04/01/2024	2	2	4.50%, 09/01/2040	31	34
4.50%, 04/01/2024	3	3	4.50%, 10/01/2040	149	163
4.50%, 11/01/2024	13	14	4.50%, 12/01/2040	30	33
4.50%, 12/01/2024	18	20	4.50%, 12/01/2040	550	600
4.50%, 12/01/2024	34	37	4.50%, 03/01/2041	60	65
4.50%, 02/01/2025	31	32	4.50%, 03/01/2041	215	236
4.50%, 02/01/2025	49	52	4.50%, 03/01/2041	44	49
4.50%, 04/01/2025	5	5	4.50%, 03/01/2041	66	72
4.50%, 05/01/2025	36	38	4.50%, 04/01/2041	52	57
4.50%, 04/01/2026	56	60	4.50%, 05/01/2041	216	237
4.50%, 07/01/2029	4	4	4.50%, 05/01/2041	69	76
4.50%, 02/01/2030	23	25	4.50%, 05/01/2041	107	117
4.50%, 04/01/2030	8	9	4.50%, 06/01/2041	217	238
4.50%, 08/01/2030	159	173	4.50%, 06/01/2041	124	136
4.50%, 09/01/2030	127	139	4.50%, 06/01/2041	41	44
4.50%, 01/01/2031	27	30	4.50%, 06/01/2041	62	68
4.50%, 04/01/2031	15	17	4.50%, 06/01/2041	153	167
4.50%, 05/01/2031	24	26	4.50%, 07/01/2041	55	61
4.50%, 07/01/2031	95	104	4.50%, 07/01/2041	77	85
4.50%, 08/01/2031	50	55	4.50%, 07/01/2041	50	54
4.50%, 08/01/2033	2	2	4.50%, 07/01/2041(e)	500	546
4.50%, 08/01/2033	24	27	4.50%, 08/01/2041	78	86
4.50%, 11/01/2033	63	69	4.50%, 09/01/2041	78	86
4.50%, 02/01/2035	204	224	4.50%, 09/01/2041	112	123
4.50%, 12/01/2035	169	186	4.50%, 09/01/2041	389	426
4.50%, 01/01/2036	2	3	4.50%, 10/01/2041	82	90
4.50%, 03/01/2036	7	8	4.50%, 11/01/2041	82	90
4.50%, 04/01/2038	28	30	4.50%, 11/01/2041	81	89
4.50%, 06/01/2038	35	39	4.50%, 11/01/2041	74	81
4.50%, 01/01/2039	8	8	4.50%, 11/01/2041	93	101

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 12/01/2041	$96	$105	5.00%, 07/01/2035	$6	$6
4.50%, 04/01/2042	35	39	5.00%, 09/01/2035	10	11
4.50%, 09/01/2042	158	173	5.00%, 10/01/2035	28	31
4.50%, 09/01/2043	271	296	5.00%, 01/01/2036	53	59
4.50%, 09/01/2043	432	475	5.00%, 03/01/2036	52	58
4.50%, 09/01/2043	691	754	5.00%, 03/01/2036	33	37
4.50%, 10/01/2043	811	885	5.00%, 04/01/2036	2	2
4.50%, 11/01/2043	22	24	5.00%, 05/01/2036	1	1
4.50%, 12/01/2043	236	258	5.00%, 06/01/2036	76	84
4.50%, 12/01/2043	31	34	5.00%, 07/01/2036	69	77
4.50%, 01/01/2044	1,019	1,113	5.00%, 04/01/2037	706	783
4.50%, 03/01/2044	459	501	5.00%, 07/01/2037	19	22
4.50%, 03/01/2044	291	318	5.00%, 02/01/2038	134	149
4.50%, 04/01/2044	172	188	5.00%, 04/01/2038	42	46
4.50%, 04/01/2044	61	66	5.00%, 05/01/2038	2	2
4.50%, 05/01/2044	1,385	1,515	5.00%, 06/01/2038	5	6
4.50%, 05/01/2044	419	457	5.00%, 12/01/2038	10	11
4.50%, 05/01/2044	272	297	5.00%, 01/01/2039	40	45
4.50%, 05/01/2044	166	182	5.00%, 01/01/2039	621	689
4.50%, 05/01/2044	413	451	5.00%, 02/01/2039	42	46
4.50%, 06/01/2044	906	992	5.00%, 03/01/2039	26	29
4.50%, 06/01/2044	329	359	5.00%, 03/01/2039	2	2
4.50%, 06/01/2044	733	800	5.00%, 04/01/2039	58	64
4.50%, 07/01/2044	23	25	5.00%, 04/01/2039	39	44
4.50%, 07/01/2044	752	821	5.00%, 04/01/2039	23	26
4.50%, 07/01/2044	304	332	5.00%, 06/01/2039	134	149
4.50%, 08/01/2044	181	197	5.00%, 07/01/2039	274	303
4.50%, 08/01/2044	68	74	5.00%, 07/01/2039	254	282
4.50%, 08/01/2044	169	185	5.00%, 07/01/2039	65	73
4.50%, 10/01/2044	32	35	5.00%, 10/01/2039	51	57
4.50%, 03/01/2046	150	164	5.00%, 12/01/2039	104	116
5.00%, 12/01/2017	1	1	5.00%, 12/01/2039	42	47
5.00%, 03/01/2018	110	113	5.00%, 01/01/2040	86	97
5.00%, 11/01/2018	2	2	5.00%, 02/01/2040	116	132
5.00%, 06/01/2019	17	17	5.00%, 05/01/2040	224	249
5.00%, 07/01/2019	64	66	5.00%, 05/01/2040	29	33
5.00%, 11/01/2020	112	120	5.00%, 06/01/2040	79	89
5.00%, 11/01/2021	7	7	5.00%, 06/01/2040	69	77
5.00%, 02/01/2023	13	13	5.00%, 06/01/2040	16	17
5.00%, 07/01/2023	1	2	5.00%, 08/01/2040	41	46
5.00%, 09/01/2023	73	78	5.00%, 08/01/2040	28	31
5.00%, 12/01/2023	6	6	5.00%, 08/01/2040	123	136
5.00%, 12/01/2023	10	11	5.00%, 09/01/2040	14	15
5.00%, 01/01/2024	14	14	5.00%, 11/01/2040	47	52
5.00%, 01/01/2024	34	35	5.00%, 04/01/2041	36	40
5.00%, 02/01/2024	126	134	5.00%, 05/01/2041	51	57
5.00%, 07/01/2024	10	11	5.00%, 05/01/2041	51	56
5.00%, 12/01/2024	59	63	5.00%, 05/01/2041	15	17
5.00%, 04/01/2025	297	329	5.00%, 05/01/2041	49	55
5.00%, 04/01/2029	17	19	5.00%, 07/01/2041(e)	600	667
5.00%, 09/01/2029	401	445	5.00%, 07/01/2041	386	430
5.00%, 03/01/2030	31	34	5.00%, 07/01/2041	11	12
5.00%, 08/01/2030	37	41	5.00%, 05/01/2042	767	856
5.00%, 05/01/2033	13	14	5.00%, 09/01/2043	665	738
5.00%, 05/01/2033	19	21	5.00%, 12/01/2043	550	610
5.00%, 07/01/2033	92	102	5.00%, 01/01/2044	134	148
5.00%, 08/01/2033	5	5	5.00%, 01/01/2044	179	200
5.00%, 09/01/2033	41	46	5.00%, 03/01/2044	580	644
5.00%, 09/01/2033	145	161	5.00%, 03/01/2044	386	428
5.00%, 11/01/2033	55	61	5.00%, 05/01/2044	328	365
5.00%, 02/01/2034	7	8	5.00%, 08/01/2044	223	247
5.00%, 03/01/2034	9	10	5.00%, 11/01/2044	593	658
5.00%, 05/01/2034	76	85	5.50%, 10/01/2016	1	1
5.00%, 02/01/2035	65	73	5.50%, 01/01/2017	3	3
5.00%, 03/01/2035	9	10	5.50%, 02/01/2018	15	15
5.00%, 04/01/2035	10	11	5.50%, 12/01/2018	13	13
5.00%, 06/01/2035	124	138	5.50%, 05/01/2019	1	1
5.00%, 07/01/2035	57	64	5.50%, 08/01/2019	22	23
5.00%, 07/01/2035	152	170	5.50%, 12/01/2019	3	3
5.00%, 07/01/2035	264	294	5.50%, 01/01/2021	3	3
5.00%, 07/01/2035	15	17	5.50%, 05/01/2021	6	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 10/01/2021	$3	$3	5.50%, 06/01/2038	$193	$216
5.50%, 11/01/2022	8	9	5.50%, 06/01/2038	2	2
5.50%, 11/01/2022	15	16	5.50%, 06/01/2038	257	290
5.50%, 02/01/2023	12	13	5.50%, 06/01/2038	21	24
5.50%, 03/01/2023	12	13	5.50%, 06/01/2038	3	3
5.50%, 04/01/2023	11	11	5.50%, 07/01/2038	12	14
5.50%, 07/01/2023	11	12	5.50%, 07/01/2038	17	20
5.50%, 09/01/2023	12	13	5.50%, 08/01/2038	211	237
5.50%, 12/01/2023	6	7	5.50%, 11/01/2038	10	11
5.50%, 05/01/2025	14	14	5.50%, 11/01/2038	8	9
5.50%, 07/01/2025	335	376	5.50%, 11/01/2038	6	7
5.50%, 06/01/2028	10	11	5.50%, 11/01/2038	238	268
5.50%, 09/01/2028	3	3	5.50%, 11/01/2038	123	138
5.50%, 01/01/2029	7	8	5.50%, 11/01/2038	12	13
5.50%, 12/01/2029	30	33	5.50%, 12/01/2038	18	20
5.50%, 06/01/2033	14	16	5.50%, 12/01/2038	21	23
5.50%, 04/01/2034	68	77	5.50%, 12/01/2038	11	12
5.50%, 04/01/2034	50	56	5.50%, 01/01/2039	20	23
5.50%, 04/01/2034	36	41	5.50%, 04/01/2039	8	9
5.50%, 05/01/2034	44	50	5.50%, 06/01/2039	242	272
5.50%, 06/01/2034	3	3	5.50%, 07/01/2039	56	63
5.50%, 11/01/2034	39	44	5.50%, 09/01/2039	41	46
5.50%, 01/01/2035	39	44	5.50%, 10/01/2039	14	16
5.50%, 01/01/2035	9	11	5.50%, 12/01/2039	82	94
5.50%, 03/01/2035	16	18	5.50%, 12/01/2039	29	32
5.50%, 04/01/2035	1	1	5.50%, 05/01/2040	138	155
5.50%, 04/01/2035	22	25	5.50%, 06/01/2040	9	11
5.50%, 08/01/2035	8	9	5.50%, 07/01/2040	35	40
5.50%, 09/01/2035	3	3	5.50%, 07/01/2041	195	220
5.50%, 10/01/2035	6	7	5.50%, 09/01/2041	57	64
5.50%, 10/01/2035	4	5	5.50%, 09/01/2041	78	88
5.50%, 11/01/2035	280	315	6.00%, 06/01/2017	1	1
5.50%, 12/01/2035	14	16	6.00%, 06/01/2017	5	5
5.50%, 01/01/2036	5	5	6.00%, 05/01/2024	1	1
5.50%, 02/01/2036	45	50	6.00%, 12/01/2032	23	27
5.50%, 04/01/2036	44	49	6.00%, 01/01/2033	5	6
5.50%, 04/01/2036	2	2	6.00%, 10/01/2033	7	8
5.50%, 05/01/2036	192	217	6.00%, 12/01/2033	16	19
5.50%, 07/01/2036	23	26	6.00%, 10/01/2034	24	28
5.50%, 08/01/2036	59	66	6.00%, 12/01/2034	10	12
5.50%, 09/01/2036	63	71	6.00%, 01/01/2035	56	64
5.50%, 09/01/2036	27	30	6.00%, 07/01/2035	43	50
5.50%, 10/01/2036	61	69	6.00%, 07/01/2035	103	119
5.50%, 11/01/2036	22	24	6.00%, 10/01/2035	40	46
5.50%, 11/01/2036	9	10	6.00%, 05/01/2036	6	7
5.50%, 11/01/2036	15	17	6.00%, 05/01/2036	1	1
5.50%, 01/01/2037	22	25	6.00%, 05/01/2036	3	4
5.50%, 02/01/2037	42	48	6.00%, 06/01/2036	28	32
5.50%, 03/01/2037	140	158	6.00%, 02/01/2037	38	43
5.50%, 05/01/2037	2	2	6.00%, 02/01/2037	4	5
5.50%, 05/01/2037	19	22	6.00%, 03/01/2037	28	32
5.50%, 05/01/2037	639	720	6.00%, 03/01/2037	70	80
5.50%, 05/01/2037	208	236	6.00%, 06/01/2037	15	17
5.50%, 06/01/2037	48	54	6.00%, 07/01/2037	5	5
5.50%, 07/01/2037	3	3	6.00%, 09/01/2037	36	41
5.50%, 07/01/2037	6	7	6.00%, 10/01/2037	4	5
5.50%, 08/01/2037	299	337	6.00%, 11/01/2037	1	1
5.50%, 08/01/2037	221	250	6.00%, 11/01/2037	5	6
5.50%, 08/01/2037	231	263	6.00%, 11/01/2037	6	6
5.50%, 01/01/2038	10	11	6.00%, 12/01/2037	12	14
5.50%, 01/01/2038	7	8	6.00%, 01/01/2038	15	17
5.50%, 02/01/2038	60	67	6.00%, 01/01/2038	10	11
5.50%, 02/01/2038	23	26	6.00%, 01/01/2038	232	265
5.50%, 02/01/2038	31	35	6.00%, 02/01/2038	7	8
5.50%, 03/01/2038	16	18	6.00%, 03/01/2038	84	97
5.50%, 03/01/2038	28	32	6.00%, 03/01/2038	13	15
5.50%, 03/01/2038	17	19	6.00%, 05/01/2038	5	6
5.50%, 03/01/2038	93	105	6.00%, 05/01/2038	10	11
5.50%, 05/01/2038	8	9	6.00%, 08/01/2038	15	17
5.50%, 05/01/2038	32	36
5.50%, 05/01/2038	508	572

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
			(continued)
6.00%, 09/01/2038	$59	$67
			3.00%, 12/20/2042	$662	$694
6.00%, 10/01/2038	36	41
			3.00%, 01/20/2043	936	982
6.00%, 11/01/2038	75	86
			3.00%, 03/20/2043	388	407
6.00%, 12/01/2038	7	8
			3.00%, 03/20/2043	1,258	1,320
6.00%, 10/01/2039	18	20
			3.00%, 04/15/2043	74	77
6.00%, 10/01/2039	18	20
			3.00%, 04/20/2043	971	1,019
6.00%, 04/01/2040	40	46
			3.00%, 05/15/2043	58	61
6.00%, 09/01/2040	12	14
			3.00%, 05/15/2043	28	29
6.00%, 10/01/2040	20	23
			3.00%, 06/15/2043	608	636
6.00%, 10/01/2040	45	51
			3.00%, 06/20/2043	365	383
6.00%, 05/01/2041	418	478
			3.00%, 07/15/2043	200	209
6.50%, 12/01/2016	2	2
			3.00%, 08/15/2043	530	555
6.50%, 07/01/2020	1	1
			3.00%, 08/15/2043	373	389
6.50%, 12/01/2031	2	2
			3.00%, 08/20/2043	169	177
6.50%, 03/01/2032	3	3
			3.00%, 09/20/2043	618	648
6.50%, 07/01/2032	8	9
			3.00%, 10/20/2043	305	320
6.50%, 11/01/2033	11	13
			3.00%, 11/20/2043	228	239
6.50%, 08/01/2034	24	29
			3.00%, 03/20/2044	468	491
6.50%, 09/01/2034	19	22
			3.00%, 05/15/2044	56	59
6.50%, 10/01/2034	6	7
			3.00%, 08/20/2044	1,947	2,043
6.50%, 07/01/2037	9	10
			3.00%, 11/15/2044	696	729
6.50%, 07/01/2037	12	15
			3.00%, 11/20/2044	780	816
6.50%, 08/01/2037	10	11
			3.00%, 12/20/2044	976	1,022
6.50%, 10/01/2037	54	62
			3.00%, 02/15/2045	383	402
6.50%, 01/01/2038	8	9
			3.00%, 04/20/2045	91	95
6.50%, 01/01/2038	209	243
			3.00%, 05/20/2045	820	858
6.50%, 02/01/2038	9	12
			3.00%, 07/20/2045	2,433	2,547
6.50%, 02/01/2038	11	13
			3.00%, 08/01/2045	1,525	1,591
6.50%, 03/01/2038	4	5
			3.00%, 08/15/2045	272	285
6.50%, 03/01/2038	52	65
			3.00%, 08/20/2045	685	717
6.50%, 05/01/2038	14	16
			3.00%, 11/20/2045	898	940
6.50%, 05/01/2038	148	181
			3.00%, 12/20/2045	1,300	1,361

6.50%, 09/01/2038	7	8	3.00%, 07/01/2046(e)	25	26
6.50%, 10/01/2039	13	15
			3.00%, 07/01/2046	11,625	12,155
7.00%, 12/01/2037	9	10
			3.50%, 12/15/2025	15	16
7.00%, 12/01/2037	18	21
			3.50%, 02/15/2026	54	57
7.50%, 05/01/2031	12	15
			3.50%, 05/15/2026	22	23

		$257,789	3.50%, 03/20/2027	53	56

Government National Mortgage Association (GNMA) -			3.50%, 04/20/2027	81	87

7.88%			3.50%, 09/20/2028	168	179

2.50%, 09/20/2027	233	243	3.50%, 07/20/2040	15	16

2.50%, 01/20/2028	281	293	3.50%, 01/20/2041	79	84

2.50%, 04/20/2028	209	217	3.50%, 05/20/2041	46	48

2.50%, 07/20/2028	203	212	3.50%, 11/15/2041	59	63

2.50%, 11/20/2030	94	98	3.50%, 11/20/2041	24	26
2.50%, 03/20/2041(a)	237	243

2.50%, 02/20/2042(a)	74	76	3.50%, 01/15/2042	69	74

2.50%, 01/20/2043(a)	107	110	3.50%, 01/20/2042	114	121
			3.50%, 02/15/2042	114	121

2.50%, 03/15/2043	248	253	3.50%, 02/15/2042	393	423

2.50%, 07/20/2043	320	328	3.50%, 02/20/2042	108	115
2.50%, 11/20/2043(a)	375	385
			3.50%, 03/15/2042	103	110

2.50%, 06/20/2045	190	194	3.50%, 03/15/2042	87	92

3.00%, 04/15/2027	122	129	3.50%, 03/20/2042	124	132

3.00%, 04/20/2027	210	222	3.50%, 04/15/2042	207	220

3.00%, 09/20/2027	217	230	3.50%, 04/15/2042	548	585

3.00%, 11/20/2027	110	117	3.50%, 04/20/2042	251	268

3.00%, 09/20/2028	128	136	3.50%, 05/15/2042	159	169

3.00%, 10/20/2028	188	200	3.50%, 05/15/2042	12	13

3.00%, 11/20/2028	77	82	3.50%, 05/20/2042	879	937

3.00%, 01/20/2029	61	65	3.50%, 06/20/2042	528	563

3.00%, 05/20/2029	244	258	3.50%, 08/15/2042	97	103

3.00%, 07/20/2030	485	515	3.50%, 08/20/2042	401	427
3.00%, 11/20/2041(a)	87	90

3.00%, 02/20/2042(a)	75	77	3.50%, 10/20/2042	1,199	1,278
			3.50%, 01/15/2043	418	445

3.00%, 04/15/2042	28	29	3.50%, 01/15/2043	660	705
3.00%, 04/20/2042(a)	223	230

3.00%, 07/20/2042(a)	303	311	3.50%, 01/20/2043	596	635
			3.50%, 02/20/2043	642	684

3.00%, 08/20/2042	16	17	3.50%, 03/20/2043	582	620

3.00%, 09/20/2042	332	348	3.50%, 04/15/2043	167	178

3.00%, 10/15/2042	349	365	3.50%, 04/15/2043	94	100

			3.50%, 04/20/2043	599	638

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
3.50%, 06/15/2043	$115	$123	4.00%, 03/15/2042	$202	$217
3.50%, 06/15/2043	73	78	4.00%, 03/20/2042	374	403
3.50%, 07/20/2043	1,219	1,299	4.00%, 04/20/2042	330	355
3.50%, 08/15/2043	238	253	4.00%, 05/15/2042	555	598
3.50%, 08/20/2043	326	348	4.00%, 05/20/2042	31	34
3.50%, 01/20/2044	16	17	4.00%, 07/20/2042	736	792
3.50%, 02/20/2044	135	143	4.00%, 06/20/2043	95	103
3.50%, 04/20/2044	599	636	4.00%, 08/15/2043	19	20
3.50%, 07/20/2044	1,633	1,737	4.00%, 09/15/2043	311	334
3.50%, 08/20/2044	1,671	1,778	4.00%, 09/20/2043	146	157
3.50%, 09/20/2044	617	656	4.00%, 10/20/2043	222	237
3.50%, 10/20/2044	687	729	4.00%, 11/20/2043	519	555
3.50%, 11/20/2044	750	796	4.00%, 02/20/2044	1,205	1,289
3.50%, 12/20/2044	861	915	4.00%, 03/15/2044	454	488
3.50%, 02/20/2045	876	930	4.00%, 04/20/2044	584	625
3.50%, 05/20/2045	1,141	1,212	4.00%, 05/20/2044	796	852
3.50%, 06/20/2045	238	253	4.00%, 06/20/2044	591	632
3.50%, 07/20/2045	833	885	4.00%, 07/20/2044	2,365	2,529
3.50%, 08/01/2045	1,875	1,987	4.00%, 08/20/2044	1,652	1,766
3.50%, 08/20/2045	754	801	4.00%, 09/20/2044	1,495	1,599
3.50%, 09/20/2045	403	428	4.00%, 10/20/2044	2,022	2,162
3.50%, 10/20/2045	98	104	4.00%, 11/20/2044	939	1,004
3.50%, 11/20/2045	94	100	4.00%, 12/20/2044	1,618	1,730
3.50%, 12/20/2045	143	152	4.00%, 01/15/2045	130	140
3.50%, 01/20/2046	850	903	4.00%, 01/20/2045	1,339	1,432
3.50%, 03/20/2046	1,374	1,461	4.00%, 03/15/2045	101	108
3.50%, 07/01/2046	31,975	33,937	4.00%, 04/15/2045	99	107
4.00%, 07/15/2024	90	97	4.00%, 04/20/2045	878	939
4.00%, 08/15/2024	24	25	4.00%, 05/15/2045	474	510
4.00%, 12/15/2024	20	21	4.00%, 07/20/2045	376	402
4.00%, 11/15/2025	14	15	4.00%, 08/15/2045	100	107
4.00%, 05/15/2026	21	22	4.00%, 08/20/2045	1,109	1,186
4.00%, 06/15/2039	12	13	4.00%, 09/20/2045	1,606	1,717
4.00%, 07/20/2040	49	53	4.00%, 10/20/2045	848	907
4.00%, 08/15/2040	42	45	4.00%, 11/20/2045	300	321
4.00%, 08/15/2040	202	218	4.00%, 07/01/2046	950	1,015
4.00%, 09/15/2040	8	9	4.50%, 04/20/2026	14	15
4.00%, 09/15/2040	40	43	4.50%, 11/20/2033	9	9
4.00%, 09/15/2040	77	84	4.50%, 02/15/2039	260	287
4.00%, 10/15/2040	63	68	4.50%, 03/15/2039	54	59
4.00%, 11/15/2040	9	10	4.50%, 03/15/2039	102	113
4.00%, 11/15/2040	47	51	4.50%, 03/15/2039	39	44
4.00%, 11/20/2040	39	42	4.50%, 03/15/2039	27	30
4.00%, 12/20/2040	73	79	4.50%, 03/20/2039	59	63
4.00%, 01/15/2041	65	71	4.50%, 04/15/2039	80	88
4.00%, 01/15/2041	43	47	4.50%, 04/15/2039	44	49
4.00%, 01/15/2041	130	140	4.50%, 04/15/2039	110	121
4.00%, 01/20/2041	124	133	4.50%, 05/15/2039	85	96
4.00%, 05/15/2041	83	90	4.50%, 05/15/2039	272	300
4.00%, 05/15/2041	45	49	4.50%, 05/15/2039	15	16
4.00%, 07/20/2041	43	47	4.50%, 05/15/2039	16	18
4.00%, 07/20/2041(a)	24	25	4.50%, 05/15/2039	140	154
4.00%, 08/15/2041	71	77	4.50%, 06/15/2039	115	128
4.00%, 08/15/2041	171	184	4.50%, 07/15/2039	26	28
4.00%, 08/15/2041	33	35	4.50%, 08/15/2039	113	126
4.00%, 09/15/2041	47	51	4.50%, 09/15/2039	3	3
4.00%, 09/15/2041	106	114	4.50%, 11/15/2039	22	24
4.00%, 09/15/2041	136	147	4.50%, 11/15/2039	361	405
4.00%, 09/20/2041	214	231	4.50%, 12/15/2039	91	102
4.00%, 10/15/2041	47	50	4.50%, 01/15/2040	105	117
4.00%, 10/15/2041	75	81	4.50%, 02/15/2040	20	22
4.00%, 11/15/2041	233	251	4.50%, 02/15/2040	15	17
4.00%, 11/20/2041	75	81	4.50%, 02/15/2040	27	30
4.00%, 12/15/2041	76	82	4.50%, 02/15/2040	24	26
4.00%, 12/15/2041	37	40	4.50%, 02/15/2040	46	51
4.00%, 12/20/2041	73	78	4.50%, 02/15/2040	11	12
4.00%, 01/15/2042	90	97	4.50%, 03/15/2040	25	27
4.00%, 01/15/2042	25	27	4.50%, 04/15/2040	790	871
4.00%, 01/20/2042	394	424	4.50%, 05/15/2040	35	38
4.00%, 02/20/2042	316	339	4.50%, 06/15/2040	36	40
4.00%, 03/15/2042	135	146	4.50%, 06/15/2040	26	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 07/15/2040	$29	$32	5.00%, 01/15/2039	$183	$204
4.50%, 07/15/2040	39	43	5.00%, 01/15/2039	155	172
4.50%, 07/15/2040	544	602	5.00%, 02/15/2039	140	156
4.50%, 08/15/2040	60	66	5.00%, 02/15/2039	133	149
4.50%, 08/15/2040	169	187	5.00%, 04/15/2039	152	170
4.50%, 08/15/2040	45	50	5.00%, 05/15/2039	13	15
4.50%, 08/15/2040	65	72	5.00%, 06/15/2039	59	67
4.50%, 08/15/2040	47	52	5.00%, 06/15/2039	41	46
4.50%, 09/15/2040	60	66	5.00%, 06/20/2039	50	56
4.50%, 09/15/2040	55	62	5.00%, 07/15/2039	66	76
4.50%, 10/15/2040	63	70	5.00%, 07/15/2039	38	42
4.50%, 12/15/2040	31	34	5.00%, 07/15/2039	40	44
4.50%, 01/20/2041	75	83	5.00%, 07/15/2039	30	34
4.50%, 01/20/2041	58	64	5.00%, 08/15/2039	43	49
4.50%, 02/20/2041	68	74	5.00%, 09/15/2039	44	49
4.50%, 02/20/2041	75	83	5.00%, 09/15/2039	16	18
4.50%, 03/15/2041	26	28	5.00%, 09/15/2039	33	37
4.50%, 03/15/2041	144	158	5.00%, 09/15/2039	41	47
4.50%, 03/20/2041	62	69	5.00%, 09/15/2039	50	56
4.50%, 03/20/2041	37	41	5.00%, 11/15/2039	61	69
4.50%, 04/15/2041	61	67	5.00%, 12/15/2039	74	83
4.50%, 04/15/2041	29	33	5.00%, 02/15/2040	50	56
4.50%, 04/20/2041	71	77	5.00%, 02/15/2040	64	73
4.50%, 05/15/2041	53	60	5.00%, 02/15/2040	61	70
4.50%, 05/15/2041	42	46	5.00%, 04/15/2040	38	43
4.50%, 06/15/2041	143	157	5.00%, 05/15/2040	48	54
4.50%, 06/20/2041	230	251	5.00%, 05/15/2040	20	22
4.50%, 07/15/2041	235	259	5.00%, 05/20/2040	14	15
4.50%, 07/15/2041	28	31	5.00%, 06/15/2040	36	40
4.50%, 07/15/2041	96	107	5.00%, 06/15/2040	5	6
4.50%, 07/20/2041	443	483	5.00%, 06/15/2040	85	96
4.50%, 07/20/2041	18	19	5.00%, 06/15/2040	61	68
4.50%, 08/15/2041	172	190	5.00%, 06/20/2040	63	70
4.50%, 08/20/2041	166	181	5.00%, 07/15/2040	30	34
4.50%, 09/20/2041	41	44	5.00%, 07/20/2040	63	71
4.50%, 11/20/2041	590	645	5.00%, 01/20/2041	35	40
4.50%, 12/20/2041	41	44	5.00%, 02/20/2041	79	88
4.50%, 01/20/2042	293	319	5.00%, 04/15/2041	336	378
4.50%, 02/20/2042	152	166	5.00%, 05/20/2041	70	78
4.50%, 03/20/2042	38	41	5.00%, 06/20/2041	19	21
4.50%, 04/20/2042	71	77	5.00%, 07/20/2041	29	32
4.50%, 05/20/2042	82	90	5.00%, 08/20/2041	197	219
4.50%, 05/20/2043	374	409	5.00%, 10/20/2041	24	27
4.50%, 06/20/2043	325	355	5.00%, 11/20/2041	70	79
4.50%, 08/20/2043	58	62	5.00%, 12/20/2041	54	61
4.50%, 09/20/2043	175	188	5.00%, 02/20/2042	254	283
4.50%, 10/20/2043	337	362	5.00%, 03/20/2042	55	62
4.50%, 11/20/2043	1,048	1,126	5.00%, 04/20/2042	615	677
4.50%, 03/20/2044	1,390	1,493	5.00%, 12/20/2042	485	529
4.50%, 04/20/2044	62	67	5.00%, 01/20/2043	97	106
4.50%, 05/20/2044	1,046	1,124	5.00%, 05/20/2043	118	129
4.50%, 07/20/2044	543	584	5.00%, 07/20/2043	289	314
4.50%, 09/20/2044	35	38	5.00%, 11/20/2043	333	362
4.50%, 10/20/2044	79	85	5.00%, 01/20/2044	211	230
4.50%, 11/20/2044	160	171	5.00%, 02/20/2044	306	333
4.50%, 12/20/2044	255	274	5.00%, 03/20/2044	216	235
4.50%, 02/20/2045	679	730	5.00%, 05/20/2044	97	106
4.50%, 04/20/2045	380	408	5.00%, 07/20/2044	189	206
4.50%, 10/20/2045	214	230	5.00%, 08/20/2044	91	99
4.50%, 12/20/2045	188	202	5.00%, 12/20/2044	145	158
4.50%, 07/01/2046	350	376	5.50%, 01/15/2024	9	10
5.00%, 08/15/2033	63	72	5.50%, 11/15/2033	31	35
5.00%, 02/15/2034	76	85	5.50%, 03/15/2034	9	11
5.00%, 07/15/2035	194	219	5.50%, 04/15/2034	12	14
5.00%, 08/15/2035	46	52	5.50%, 07/15/2034	9	10
5.00%, 04/20/2037	5	6	5.50%, 11/15/2034	43	50
5.00%, 04/20/2038	405	456	5.50%, 02/15/2035	21	24
5.00%, 05/15/2038	89	100	5.50%, 03/15/2036	12	14
5.00%, 06/20/2038	40	45	5.50%, 04/15/2036	18	21
5.00%, 08/15/2038	196	221	5.50%, 12/15/2036	14	16
5.00%, 10/15/2038	23	26	5.50%, 04/15/2037	43	48

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Government National Mortgage Association (GNMA)
			U.S. Treasury (continued)
(continued)
			0.75%, 02/28/2018	$6,000	$6,016
5.50%, 05/15/2038	$17	$20
			0.75%, 03/31/2018	3,385	3,394
5.50%, 06/15/2038	25	29
			0.75%, 04/15/2018	3,455	3,464
5.50%, 08/15/2038	170	192
			0.75%, 04/30/2018	2,795	2,803
5.50%, 08/15/2038	73	83
			0.75%, 02/15/2019	2,460	2,465
5.50%, 09/15/2038	53	60
			0.88%, 08/15/2017	2,530	2,539
5.50%, 10/20/2038	49	54
			0.88%, 10/15/2017	2,705	2,716
5.50%, 11/15/2038	17	19
			0.88%, 11/15/2017	6,235	6,261
5.50%, 12/20/2038	19	22
			0.88%, 11/30/2017	4,000	4,017
5.50%, 01/15/2039	14	15
			0.88%, 01/15/2018	3,795	3,812
5.50%, 01/15/2039	4	5
			0.88%, 01/31/2018	3,800	3,818
5.50%, 01/15/2039	32	36
			0.88%, 03/31/2018	2,750	2,763
5.50%, 01/15/2039	41	47
			0.88%, 05/31/2018	3,000	3,016
5.50%, 02/15/2039	13	15
			0.88%, 07/15/2018	3,426	3,445
5.50%, 02/20/2039	104	116
			0.88%, 10/15/2018	5,130	5,158
5.50%, 05/15/2039	5	5
			0.88%, 04/15/2019	2,580	2,592
5.50%, 12/15/2039	27	30
			0.88%, 05/15/2019	2,545	2,557
5.50%, 01/15/2040	222	250
			0.88%, 06/15/2019	2,595	2,608
5.50%, 03/15/2040	99	111
			0.88%, 07/31/2019	4,000	4,016
5.50%, 04/15/2040	210	236
			1.00%, 09/15/2017	2,588	2,602
5.50%, 06/20/2040	114	127
			1.00%, 12/15/2017	3,455	3,476
5.50%, 07/20/2040	32	35
			1.00%, 12/31/2017	2,780	2,797
5.50%, 11/15/2040	25	28
			1.00%, 02/15/2018	4,000	4,026
5.50%, 12/20/2040	24	27
			1.00%, 03/15/2018	2,420	2,437
5.50%, 01/20/2041	389	435
			1.00%, 05/15/2018	1,930	1,945
5.50%, 04/20/2041	70	78
			1.00%, 05/31/2018	3,135	3,159
5.50%, 10/20/2041	60	67
			1.00%, 08/15/2018	4,045	4,077
5.50%, 11/20/2041	67	75
			1.00%, 09/15/2018	855	862
5.50%, 10/20/2042	187	207
			1.00%, 03/15/2019	2,535	2,557
5.50%, 11/20/2042	173	193
			1.00%, 06/30/2019	2,040	2,057
5.50%, 06/20/2043	186	205
			1.00%, 08/31/2019	1,680	1,693
5.50%, 09/20/2043	248	271
			1.00%, 09/30/2019	3,580	3,607
6.00%, 07/15/2032	1	1
			1.00%, 11/30/2019	2,530	2,547
6.00%, 12/15/2032	2	2
			1.13%, 06/15/2018	2,840	2,869
6.00%, 10/15/2034	28	32
			1.13%, 01/15/2019	2,430	2,457
6.00%, 04/15/2035	22	25
			1.13%, 05/31/2019	2,000	2,025
6.00%, 04/15/2036	16	18
			1.13%, 12/31/2019	3,630	3,669
6.00%, 06/15/2036	24	28
			1.13%, 03/31/2020	3,130	3,162
6.00%, 04/15/2037	43	50
			1.13%, 04/30/2020	2,492	2,516
6.00%, 05/15/2037	49	56
			1.13%, 06/30/2021	5,200	5,226
6.00%, 10/20/2037	60	70
			1.25%, 10/31/2018	3,910	3,964
6.00%, 11/20/2037	23	27
			1.25%, 11/15/2018	2,500	2,535
6.00%, 01/15/2038	17	19
			1.25%, 11/30/2018	3,825	3,880
6.00%, 08/15/2038	15	17
			1.25%, 12/15/2018	2,565	2,602
6.00%, 01/15/2039	134	154
			1.25%, 01/31/2019	945	959
6.00%, 09/15/2039	72	83
			1.25%, 04/30/2019	4,000	4,063
6.00%, 09/15/2039	41	47
			1.25%, 01/31/2020	3,688	3,742
6.00%, 11/15/2039	105	120
			1.25%, 02/29/2020	603	612
6.00%, 01/20/2042	63	72
			1.25%, 03/31/2021	5,240	5,301
6.50%, 10/20/2028	1	1
			1.38%, 06/30/2018	3,183	3,231
6.50%, 05/20/2029	1	1
			1.38%, 07/31/2018	855	868
6.50%, 02/20/2032	1	1
			1.38%, 09/30/2018	2,020	2,053
6.50%, 05/20/2032	6	8
			1.38%, 11/30/2018	1,380	1,404
6.50%, 05/15/2037	55	63
			1.38%, 12/31/2018	2,000	2,035
6.50%, 08/20/2038	20	24
			1.38%, 02/28/2019	4,037	4,110
6.50%, 09/15/2038	13	15
			1.38%, 01/31/2020	1,500	1,529
7.00%, 03/15/2029	2	3
			1.38%, 02/29/2020	3,130	3,189
7.00%, 07/15/2031	2	2
			1.38%, 03/31/2020	3,365	3,429
		$164,772
			1.38%, 04/30/2020	2,870	2,924

U.S. Treasury - 36.93%			1.38%, 05/31/2020	2,300	2,342

0.50%, 07/31/2017	4,000	3,999	1.38%, 08/31/2020	2,515	2,561

0.63%, 07/31/2017	2,700	2,703	1.38%, 09/30/2020	1,400	1,425

0.63%, 08/31/2017	6,315	6,321	1.38%, 10/31/2020	3,405	3,467

0.63%, 09/30/2017	2,517	2,519	1.38%, 01/31/2021	3,660	3,725

0.63%, 11/30/2017	5,641	5,646	1.38%, 04/30/2021	2,830	2,879

0.63%, 04/30/2018	4,980	4,983	1.38%, 05/31/2021	3,500	3,563

0.63%, 06/30/2018	2,810	2,811	1.38%, 06/30/2023	3,030	3,046

0.75%, 10/31/2017	9,132	9,154	1.50%, 08/31/2018	920	937

0.75%, 12/31/2017	3,419	3,428	1.50%, 12/31/2018	2,569	2,622

0.75%, 01/31/2018	2,000	2,005	1.50%, 01/31/2019	3,205	3,272

			1.50%, 02/28/2019	3,184	3,252

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.50%, 03/31/2019	$730	$746	2.38%, 07/31/2017	$2,140	$2,182
1.50%, 05/31/2019	3,955	4,044	2.38%, 05/31/2018	638	659
1.50%, 10/31/2019	3,268	3,344	2.38%, 06/30/2018	3,188	3,300
1.50%, 11/30/2019	2,480	2,538	2.38%, 12/31/2020	1,689	1,793
1.50%, 05/31/2020	4,230	4,329	2.38%, 08/15/2024	5,405	5,818
1.50%, 01/31/2022	5,039	5,141	2.50%, 08/15/2023	2,982	3,231
1.50%, 02/28/2023	7,605	7,716	2.50%, 05/15/2024	6,070	6,593
1.50%, 03/31/2023	2,960	3,003	2.50%, 02/15/2045	5,065	5,273
1.63%, 03/31/2019	5,000	5,125	2.50%, 02/15/2046	4,315	4,493
1.63%, 04/30/2019	1,120	1,149	2.50%, 05/15/2046	2,915	3,038
1.63%, 06/30/2019	5,000	5,133	2.63%, 01/31/2018	1,266	1,306
1.63%, 07/31/2019	3,675	3,774	2.63%, 04/30/2018	1,800	1,867
1.63%, 08/31/2019	5,270	5,413	2.63%, 08/15/2020	7,000	7,483
1.63%, 12/31/2019	3,105	3,191	2.63%, 11/15/2020	5,532	5,927
1.63%, 06/30/2020	4,400	4,525	2.75%, 12/31/2017	2,625	2,709
1.63%, 07/31/2020	5,000	5,142	2.75%, 02/28/2018	1,673	1,732
1.63%, 11/30/2020	4,830	4,972	2.75%, 02/15/2019	4,803	5,063
1.63%, 08/15/2022	3,400	3,487	2.75%, 11/15/2023	2,406	2,652
1.63%, 11/15/2022	1,000	1,024	2.75%, 02/15/2024	5,326	5,879
1.63%, 04/30/2023	3,010	3,078	2.75%, 08/15/2042	2,111	2,326
1.63%, 05/31/2023	2,970	3,037	2.75%, 11/15/2042	3,730	4,103
1.63%, 02/15/2026	7,112	7,192	2.88%, 03/31/2018	3,692	3,837
1.63%, 05/15/2026	7,300	7,389	2.88%, 05/15/2043	5,153	5,795
1.75%, 10/31/2018	1,320	1,354	2.88%, 08/15/2045	4,055	4,553
1.75%, 09/30/2019	2,745	2,831	3.00%, 05/15/2042	1,587	1,833
1.75%, 10/31/2020	3,000	3,101	3.00%, 11/15/2044	4,945	5,686
1.75%, 12/31/2020	3,975	4,112	3.00%, 05/15/2045	4,400	5,057
1.75%, 02/28/2022	3,995	4,129	3.00%, 11/15/2045	4,355	5,008
1.75%, 03/31/2022	2,365	2,444	3.13%, 05/15/2019	2,656	2,838
1.75%, 04/30/2022	3,685	3,807	3.13%, 05/15/2021	2,420	2,663
1.75%, 05/15/2022	4,660	4,815	3.13%, 11/15/2041	1,977	2,335
1.75%, 09/30/2022	2,460	2,538	3.13%, 02/15/2042	2,318	2,740
1.75%, 01/31/2023	4,680	4,824	3.13%, 02/15/2043	2,250	2,652
1.75%, 05/15/2023	4,617	4,763	3.13%, 08/15/2044	4,400	5,179
1.88%, 08/31/2017	2,704	2,746	3.38%, 11/15/2019	3,640	3,955
1.88%, 09/30/2017	345	350	3.38%, 05/15/2044	4,540	5,595
1.88%, 10/31/2017	2,984	3,035	3.50%, 02/15/2018	3,247	3,400
1.88%, 06/30/2020	2,740	2,845	3.50%, 05/15/2020	3,477	3,821
1.88%, 11/30/2021	4,522	4,709	3.50%, 02/15/2039	1,290	1,628
1.88%, 05/31/2022	2,755	2,865	3.63%, 08/15/2019	2,578	2,807
1.88%, 08/31/2022	1,810	1,881	3.63%, 02/15/2020	3,986	4,386
1.88%, 10/31/2022	2,555	2,655	3.63%, 02/15/2021	6,000	6,715
2.00%, 07/31/2020	3,064	3,198	3.63%, 08/15/2043	3,100	4,000
2.00%, 09/30/2020	3,000	3,133	3.63%, 02/15/2044	4,370	5,635
2.00%, 11/30/2020	2,290	2,393	3.75%, 11/15/2018	2,685	2,882
2.00%, 02/28/2021	4,580	4,791	3.75%, 08/15/2041	1,000	1,304
2.00%, 05/31/2021	3,800	3,979	3.75%, 11/15/2043	4,510	5,950
2.00%, 08/31/2021	5,345	5,598	3.88%, 05/15/2018	1,000	1,062
2.00%, 10/31/2021	3,600	3,771	3.88%, 08/15/2040	2,544	3,377
2.00%, 11/15/2021	4,500	4,717	4.00%, 08/15/2018	2,505	2,688
2.00%, 02/15/2022	4,135	4,331	4.25%, 11/15/2017	1,733	1,820
2.00%, 07/31/2022	2,021	2,116	4.25%, 05/15/2039	1,739	2,430
2.00%, 11/30/2022	4,710	4,930	4.25%, 11/15/2040	1,800	2,520
2.00%, 02/15/2023	6,787	7,109	4.38%, 02/15/2038	1,145	1,632
2.00%, 02/15/2025	6,445	6,743	4.38%, 11/15/2039	3,150	4,477
2.00%, 08/15/2025	6,250	6,534	4.38%, 05/15/2040	1,024	1,457
2.13%, 08/31/2020	1,500	1,573	4.38%, 05/15/2041	1,770	2,527
2.13%, 01/31/2021	3,615	3,801	4.50%, 02/15/2036	645	929
2.13%, 06/30/2021	2,050	2,159	4.50%, 05/15/2038	1,000	1,451
2.13%, 08/15/2021	4,350	4,584	4.50%, 08/15/2039	1,126	1,628
2.13%, 09/30/2021	3,055	3,219	4.63%, 02/15/2040	1,930	2,837
2.13%, 12/31/2021	3,435	3,621	4.75%, 08/15/2017	5,174	5,415
2.13%, 06/30/2022	3,845	4,054	4.75%, 02/15/2037	500	744
2.13%, 12/31/2022	3,100	3,268	4.75%, 02/15/2041	1,028	1,542
2.13%, 05/15/2025	5,410	5,715	5.00%, 05/15/2037	400	615
2.25%, 07/31/2018	1,000	1,034	5.25%, 11/15/2028	1,140	1,605
2.25%, 03/31/2021	2,810	2,973	5.25%, 02/15/2029	940	1,329
2.25%, 04/30/2021	3,447	3,648	5.38%, 02/15/2031	3,876	5,749
2.25%, 07/31/2021	4,420	4,684	5.50%, 08/15/2028	810	1,158
2.25%, 11/15/2024	6,773	7,225	6.00%, 02/15/2026	509	717
2.25%, 11/15/2025	8,315	8,871	6.13%, 11/15/2027	1,100	1,624

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)
6.38%, 08/15/2027	$750	$1,121
6.50%, 11/15/2026	1,300	1,925
6.75%, 08/15/2026	150	225
6.88%, 08/15/2025	20	29
7.50%, 11/15/2024	280	416
7.63%, 02/15/2025	1,819	2,744
		$771,858
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,353,146
Total Investments		$2,238,612
Other Assets and Liabilities - (7.09)%		$(148,297)
TOTAL NET ASSETS - 100.00%		$2,090,315

(a)	Variable Rate. Rate shown is in effect at June 30, 2016.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,133 or 0.58% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	42.72%
Mortgage Securities	29.51%
Financial	8.03%
Investment Companies	7.43%
Consumer, Non-cyclical	4.34%
Energy	2.82%
Communications	2.71%
Industrial	1.92%
Consumer, Cyclical	1.92%
Utilities	1.89%
Technology	1.48%
Basic Materials	0.91%
Revenue Bonds	0.47%
Asset Backed Securities	0.45%
General Obligation Unlimited	0.41%
Insured	0.07%
General Obligation Limited	0.01%
Investments Sold Short	(0.02)%
Other Assets and Liabilities	(7.07)%
TOTAL NET ASSETS	100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.02)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.00%
3.50%, 08/01/2030	$100	$106

Federal National Mortgage Association (FNMA) - (0.02)%
2.00%, 08/01/2028	100	101
2.50%, 08/01/2045	300	303
		$404
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		510
OBLIGATIONS (proceeds $510)
TOTAL SHORT SALES (proceeds $510)		$510

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 6.08%	Shares Held	Value(000's)	Principal
			BONDS (continued)	Amount (000's) Value (000's)
Money Market Funds - 6.08%
BlackRock Liquidity Funds FedFund Portfolio	18,608,405	$18,608	Airlines (continued)
			US Airways 2001-1G Pass Through Trust
TOTAL INVESTMENT COMPANIES		$18,608	7.08%, 09/20/2022	$29	$32
PREFERRED STOCKS - 0.45%	Shares Held	Value(000's)	US Airways 2013-1 Class A Pass Through
			Trust
Banks- 0.41%			3.95%, 05/15/2027	131	138
Morgan Stanley (a)	15,000	406
					$1,432
State Street Corp 5.90%; Series D (a)	30,000	845
		$1,251	Apparel - 0.04%
			Hanesbrands Inc
Telecommunications - 0.04%			4.63%, 05/15/2024(b)	20	20
Verizon Communications Inc	5,000	138	NIKE Inc
			3.88%, 11/01/2045	100	111
TOTAL PREFERRED STOCKS		$1,389			$131
	Principal
BONDS- 62.34%	Amount (000's)	Value(000's)	Automobile Asset Backed Securities - 7.51%
			Ally Auto Receivables Trust 2014-3
Advertising - 0.03%			0.81%, 09/15/2017(c)	137	137
MDC Partners Inc			Ally Auto Receivables Trust 2014-SN2
6.50%, 05/01/2024(b)	$100	$99	1.03%, 09/20/2017(c)	2,310	2,310
			1.21%, 02/20/2019(c)	600	600
Aerospace & Defense - 0.33%			Ally Auto Receivables Trust 2015-2
			0.87%, 03/15/2018(c)	1,893	1,894
Air 2 US
8.63%, 10/01/2020(b)	20	20	Ally Auto Receivables Trust 2016-2
BAE Systems Holdings Inc			1.35%, 05/15/2020	775	778
2.85%, 12/15/2020(b)	145	148	AmeriCredit Automobile Receivables 2015-4
3.85%, 12/15/2025(b)	265	281	2.11%, 01/08/2021(c)	425	429
Lockheed Martin Corp			AmeriCredit Automobile Receivables 2016-1
			1.20%, 06/10/2019(c)	1,000	1,001
2.50%, 11/23/2020	195	201
3.55%, 01/15/2026	140	152	AmeriCredit Automobile Receivables Trust
4.70%, 05/15/2046	90	106	2015-3
			0.96%, 01/08/2019(c)	949	949
United Technologies Corp
4.50%, 06/01/2042	100	115	AmeriCredit Automobile Receivables Trust
		$1,023	2016-2
			2.87%, 11/08/2021(c)	425	434
Agriculture - 0.77%			BMW Vehicle Lease Trust 2015-1
Altria Group Inc			1.24%, 12/20/2017	300	300
4.50%, 05/02/2043	215	243	Capital Auto Receivables Asset Trust 2014-2
9.95%, 11/10/2038	90	162	1.26%, 05/21/2018(c)	2,411	2,413
BAT International Finance PLC			Capital Auto Receivables Asset Trust 2015-1
2.75%, 06/15/2020(b)	35	36	1.42%, 06/20/2018	350	351
Imperial Brands Finance PLC			Capital Auto Receivables Asset Trust 2015-2
3.75%, 07/21/2022(b)	220	232	0.85%, 10/20/2017(c)	590	590
Philip Morris International Inc			Capital Auto Receivables Asset Trust 2016-1
1.88%, 02/25/2021	365	369	1.15%, 11/20/2018(c)	295	295
4.38%, 11/15/2041	140	154	CarMax Auto Owner Trust 2014-4
Pinnacle Operating Corp			1.25%, 11/15/2019	1,000	1,002
9.00%, 11/15/2020(b)	158	133	CarMax Auto Owner Trust 2015-2
Reynolds American Inc			0.72%, 06/15/2018(c)	1,433	1,433
3.25%, 06/12/2020	108	114	Chesapeake Funding LLC
4.45%, 06/12/2025	240	269	1.69%, 04/07/2024(b),(c)	81	81
5.70%, 08/15/2035	300	365	Drive Auto Receivables Trust 2015-D
5.85%, 08/15/2045	105	134	1.31%, 06/15/2018(b),(c)	1,027	1,027
6.88%, 05/01/2020	130	154	Enterprise Fleet Financing LLC
		$2,365	1.59%, 02/22/2021(b),(c)	319	319
			Ford Credit Auto Owner Trust 2016-A
Airlines - 0.47%			1.39%, 07/15/2020	450	453
American Airlines 2013-1 Class B Pass
Through Trust			GM Financial Automobile Leasing Trust
5.63%, 01/15/2021(b)	171	176	2014-1
			1.76%, 05/21/2018(b)	645	646
American Airlines 2014-1 Class A Pass			GM Financial Automobile Leasing Trust
Through Trust			2016-2
3.70%, 04/01/2028	151	157	0.95%, 10/22/2018(c)	1,000	1,000
American Airlines 2015-1 Class A Pass			Honda Auto Receivables 2015-3 Owner
Through Trust			Trust
3.38%, 11/01/2028	372	374	0.92%, 11/20/2017	694	694
American Airlines 2015-1 Class B Pass			Mercedes Benz Auto Lease Trust 2015-B
Through Trust			0.96%, 01/16/2018(c)	897	897
3.70%, 11/01/2024	18	18	Nissan Auto Receivables 2013-C Owner
United Airlines 2014-1 Class A Pass Through			Trust
Trust			0.67%, 08/15/2018(c)	693	692
4.00%, 10/11/2027	217	229	Santander Drive Auto Receivables Trust 2014-
United Airlines 2014-2 Class A Pass Through			5
Trust			1.77%, 09/16/2019	450	451
3.75%, 03/03/2028	291	308
See accompanying notes.			123

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
Santander Drive Auto Receivables Trust 2015-			Bank of America Corp (continued)
5			4.25%, 10/22/2026	$276	$286
1.58%, 09/16/2019(c)	$525	$527	6.10%, 12/29/2049(a),(c)	405	411
SunTrust Auto Receivables Trust 2015-1			6.25%, 09/29/2049(a),(c)	305	310
0.99%, 06/15/2018(b),(c)	156	156	Bank of New York Mellon Corp/The
Volkswagen Auto Loan Enhanced Trust 2014-			2.50%, 04/15/2021	110	114
1			4.95%, 12/29/2049(a),(c)	840	843
0.91%, 10/22/2018	433	432	Barclays PLC
World Omni Auto Receivables Trust 2014-B			8.25%, 12/29/2049(a),(c)	215	210
1.14%, 01/15/2020	700	701	BPCE SA
		$22,992	2.65%, 02/03/2021	305	314
			Citigroup Inc
Automobile Floor Plan Asset Backed Securities - 1.60%			2.70%, 03/30/2021	365	371
Ally Master Owner Trust			3.40%, 05/01/2026	180	185
1.60%, 10/15/2019	300	301	4.60%, 03/09/2026	110	117
Ford Credit Floorplan Master Owner Trust A			4.75%, 05/18/2046	65	65
0.84%, 02/15/2019(c)	3,100	3,099
			CoBank ACB
GE Dealer Floorplan Master Note Trust			6.25%, 12/29/2049(a),(c)	115	121
0.83%, 07/20/2019(c)	1,500	1,497
			Compass Bank
		$4,897	2.75%, 09/29/2019	270	267
Automobile Manufacturers - 1.10%			Cooperatieve Rabobank UA
American Honda Finance Corp			4.38%, 08/04/2025	350	366
2.45%, 09/24/2020	360	374	5.25%, 08/04/2045	390	434
Daimler Finance North America LLC			11.00%, 12/29/2049 (a),(b),(c)	281	335
2.25%, 03/02/2020(b)	210	214	Discover Bank/Greenwood DE
2.45%, 05/18/2020(b)	40	41	2.60%, 11/13/2018	500	508
Ford Motor Co			Fifth Third Bank/Cincinnati OH
7.40%, 11/01/2046	175	246	2.25%, 06/14/2021	235	239
Ford Motor Credit Co LLC			2.88%, 10/01/2021	430	444
8.00%, 12/15/2016	185	191	First Horizon National Corp
General Motors Co			3.50%, 12/15/2020	410	414
3.50%, 10/02/2018	410	422	Goldman Sachs Group Inc/The
4.88%, 10/02/2023	170	181	2.55%, 10/23/2019	405	414
6.25%, 10/02/2043	35	39	2.60%, 04/23/2020	170	173
6.60%, 04/01/2036	75	86	3.50%, 01/23/2025	180	185
General Motors Financial Co Inc			3.85%, 07/08/2024	370	392
2.63%, 07/10/2017	355	358	4.25%, 10/21/2025	265	274
3.25%, 05/15/2018	190	194	5.15%, 05/22/2045	285	297
			5.38%, 12/29/2049(a),(c)	845	836
3.45%, 04/10/2022	90	90
4.30%, 07/13/2025	5	5	6.00%, 06/15/2020	200	228
Jaguar Land Rover Automotive PLC			6.75%, 10/01/2037	280	345
4.13%, 12/15/2018(b)	200	202	HSBC Holdings PLC
Navistar International Corp			2.95%, 05/25/2021	200	202
8.25%, 11/01/2021	120	84	3.60%, 05/25/2023	240	245
Nissan Motor Acceptance Corp			Huntington National Bank/The
1.23%, 03/03/2017(b),(c)	410	410	1.06%, 04/24/2017(c)	1,500	1,499
Volkswagen International Finance NV			ING Bank NV
1.13%, 11/18/2016(b)	235	235	2.00%, 11/26/2018(b)	270	273
			5.80%, 09/25/2023(b)	200	219
		$3,372
			Intesa Sanpaolo SpA
Automobile Parts & Equipment - 0.20%			5.02%, 06/26/2024(b)	545	499
Dana Holding Corp			5.71%, 01/15/2026(b)	340	322
5.50%, 12/15/2024	130	123	JPMorgan Chase & Co
Lear Corp			4.13%, 12/15/2026	20	21
5.25%, 01/15/2025	135	142	4.25%, 10/01/2027	210	222
Nemak SAB de CV			4.50%, 01/24/2022	245	273
5.50%, 02/28/2023(b)	200	207	4.95%, 06/01/2045	450	494
ZF North America Capital Inc			5.00%, 12/29/2049(a),(c)	280	268
4.75%, 04/29/2025(b)	150	152	5.63%, 08/16/2043	195	228
		$624	Morgan Stanley
			2.38%, 07/23/2019	85	86
Banks- 7.35%
Associated Banc-Corp			2.50%, 04/21/2021	310	313
2.75%, 11/15/2019	160	162	2.65%, 01/27/2020	100	102
4.25%, 01/15/2025	425	439	4.00%, 07/23/2025	390	418
Banco Inbursa SA Institucion de Banca			4.10%, 05/22/2023	655	679
Multiple			4.30%, 01/27/2045	345	363
4.13%, 06/06/2024(b)	200	200	4.88%, 11/01/2022	280	307
			5.55%, 12/29/2049(a),(c)	220	218
Bank of America Corp
2.63%, 04/19/2021	645	655	Popular Inc
3.50%, 04/19/2026	135	139	7.00%, 07/01/2019	75	73
3.95%, 04/21/2025	310	316	RBC USA Holdco Corp
4.20%, 08/26/2024	355	367	5.25%, 09/15/2020	290	327

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)			Chemicals (continued)
Royal Bank of Scotland Group PLC			Axiall Corp
5.13%, 05/28/2024	$50	$49	4.88%, 05/15/2023		$25	$26
Skandinaviska EnskildaBanken AB			Blue Cube Spinco Inc
5.75%, 11/29/2049(a),(c)	615	583	9.75%, 10/15/2023(b)		40	46
UBS AG/Jersey			Braskem Finance Ltd
7.25%, 02/22/2022(c)	245	251	5.75%, 04/15/2021(b)		200	200
UBS AG/Stamford CT			CF Industries Inc
2.35%, 03/26/2020	270	277	4.95%, 06/01/2043		95	87
UBSGroup FundingJerseyLtd			5.15%, 03/15/2034		70	68
2.95%, 09/24/2020(b)	365	371	Consolidated Energy Finance SA
US Bancorp			6.75%, 10/15/2019(b)		200	188
2.35%, 01/29/2021	600	619	Cornerstone Chemical Co
Wells Fargo & Co			9.38%, 03/15/2018(b)		70	69
2.50%, 03/04/2021	440	451	Dow Chemical Co/The
2.60%, 07/22/2020	180	185	4.38%, 11/15/2042		80	82
4.40%, 06/14/2046	170	173	Eagle Spinco Inc
5.87%, 12/29/2049(a),(c)	110	117	4.63%, 02/15/2021		40	41
		$22,503	Monsanto Co
			3.95%, 04/15/2045		195	181
Beverages - 1.42%			4.40%, 07/15/2044		55	54
Anheuser-Busch InBev Finance Inc			Solvay Finance America LLC
2.65%, 02/01/2021	955	990	3.40%, 12/03/2020(b)		225	236
3.30%, 02/01/2023	265	279				$1,766
3.65%, 02/01/2026	870	932
4.70%, 02/01/2036	510	573	Commercial Mortgage Backed Securities - 5.44%
4.90%, 02/01/2046	650	762	Banc of America Commercial Mortgage Trust
Coca-Cola Icecek AS			2007-3
4.75%, 10/01/2018(b)	250	261	0.73%, 06/10/2049(b),(c)		300	296
Constellation Brands Inc			Banc of America Commercial Mortgage Trust
3.75%, 05/01/2021	25	26	2015-UB	S7
3.88%, 11/15/2019	20	21	3.71%, 09/15/2048		500	549
4.25%, 05/01/2023	105	109	Banc of America Commercial Mortgage Trust
Corp Lindley SA			2016-UBS10
6.75%, 11/23/2021(b)	44	50	4.91%, 06/15/2049(c)		300	306
6.75%, 11/23/2021	66	75	BCRR Trust 2009-1
Pernod Ricard SA			5.86%, 07/17/2040(b)		220	225
5.75%, 04/07/2021(b)	235	271	CD 2006-CD3 Mortgage Trust
		$4,349	5.62%, 10/15/2048		169	170
			Citigroup Commercial Mortgage Trust 2015-
Biotechnology - 0.20%			GC27
Celgene Corp			3.57%, 02/10/2048(c)		900	944
2.88%, 08/15/2020	235	243	Citigroup Commercial Mortgage Trust 2015-
4.63%, 05/15/2044	30	31	GC29
5.00%, 08/15/2045	85	94	3.19%, 04/10/2048(c)		750	791
5.25%, 08/15/2043	30	34	4.29%, 04/10/2048(c)		500	494
Gilead Sciences Inc			Citigroup Commercial Mortgage Trust 2016-
3.05%, 12/01/2016	135	136	GC37
4.60%, 09/01/2035	45	50	3.58%, 04/10/2049(c)		350	367
4.75%, 03/01/2046	15	17	COMM 2007-C9 Mortgage Trust
		$605	6.01%, 12/10/2049(c)		1,000	1,005
Building Materials - 0.85%			COMM 2013-CCRE11 Mortgage Trust
			1.20%, 10/10/2046(c),(d)		6,891	408
Boise Cascade Co
6.38%, 11/01/2020	55	56	COMM 2015-PC1 Mortgage Trust
			4.29%, 07/10/2050(c)		250	273
Cemex SAB de CV
7.25%, 01/15/2021(b)	200	211	Credit Suisse Commercial Mortgage Trust
7.75%, 04/16/2026(b)	200	210	Series 2006-C5
			0.86%, 12/15/2039(c),(d)		2,299	2
CRH America Inc
8.13%, 07/15/2018	510	572	Credit Suisse Commercial Mortgage Trust
Martin Marietta Materials Inc			Series 2007-C3
1.73%, 06/30/2017(c)	1,385	1,381	5.89%, 06/15/2039(c)		338	343
Masco Corp			Credit Suisse First Boston Mortgage Securities
4.38%, 04/01/2026	80	82	Corp
			0.57%, 11/15/2037(b),(c),(d)		415	—
Norbord Inc
5.38%, 12/01/2020(b)	95	98	4.77%, 07/15/2037		3	3
		$2,610	CSMC Series 2009-RR1
			5.38%, 02/15/2040(b)		385	388
Chemicals - 0.58%			CSMC Series 2009-RR3
A Schulman Inc			5.34%, 12/15/2043(b),(c)		340	344
6.88%, 06/01/2023(b)	55	55	DBUBS 2011-LC2 Mortgage Trust
Agrium Inc			4.54%, 07/10/2044(b)		750	834
3.38%, 03/15/2025	350	356	GS Mortgage Securities Trust 2011-GC5
Aruba Investments Inc			1.59%, 08/10/2044(b),(c),(d)		10,518	542
8.75%, 02/15/2023(b)	80	77

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2012-GCJ7				WFRBS Commercial Mortgage Trust 2014-
2.66%, 05/10/2045(c),(d)		$2,716	$219	C22
GS Mortgage Securities Trust 2013-GC16				4.07%, 09/15/2057	$500	$547
1.62%, 11/10/2046(c),(d)		2,849	167			$16,638
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046(c)		250	263	Commercial Services - 0.04%
				Ahern Rentals Inc
GS Mortgage Securities Trust 2014-GC26				7.38%, 05/15/2023(b)	55	38
1.25%, 11/10/2047(c),(d)		5,000	326
				Jurassic Holdings III Inc
GS Mortgage Securities Trust 2015-GC34				6.88%, 02/15/2021(b)	55	35
3.51%, 10/10/2048(c)		375	405
				TMS International Corp
JP Morgan Chase Commercial Mortgage				7.63%, 10/15/2021(b)	85	59
Securities Corp
1.99%, 12/15/2047(c),(d)		3,721	262			$132
JP Morgan Chase Commercial Mortgage				Computers - 0.79%
Securities Trust 2006-CIBC17				Apple Inc
5.43%, 12/12/2043		232	233	0.89%, 05/03/2018(c)	750	751
JP Morgan Chase Commercial Mortgage				1.70%, 02/22/2019	175	178
Securities Trust 2010-C1				2.85%, 05/06/2021	20	21
5.95%, 06/15/2043(b)		400	430
				2.85%, 02/23/2023	125	131
JP Morgan Chase Commercial Mortgage				3.25%, 02/23/2026	125	133
Securities Trust 2011-C5				3.45%, 02/09/2045	155	146
3.15%, 08/15/2046		154	154	4.65%, 02/23/2046	145	164
5.49%, 08/15/2046(b),(c)		350	381
				Compiler Finance Sub Inc
JP Morgan Chase Commercial Mortgage				7.00%, 05/01/2021(b)	80	34
Securities Trust 2013-C16
1.30%, 12/15/2046(c),(d)		10,836	574	Denali International LLC / Denali Finance
				Corp
JPMBB Commercial Mortgage Securities				5.63%, 10/15/2020(b)	110	115
Trust 2014-C24
4.57%, 11/15/2047(c)		500	508	Diamond 1 Finance Corp / Diamond 2 Finance
				Corp
LB-UBS Commercial Mortgage Trust 2007-				4.42%, 06/15/2021(b)	230	237
C1				5.88%, 06/15/2021(b)	45	46
0.60%, 02/15/2040(c),(d)		15,460	30	6.02%, 06/15/2026(b)	130	136
LB-UBS Commercial Mortgage Trust 2007-				7.13%, 06/15/2024(b)	50	52
C2				Hewlett Packard Enterprise Co
5.43%, 02/15/2040		275	279	2.85%, 10/05/2018(b)	95	97
Morgan Stanley Bank of America Merrill				4.90%, 10/15/2025(b)	50	52
Lynch Trust 2012-C5				6.20%, 10/15/2035(b)	120	121
1.89%, 08/15/2045(b),(c),(d)		4,456	273
						$2,414
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14				Consumer Products - 0.02%
1.43%, 02/15/2047(c),(d)		9,805	521	Spectrum Brands Inc
Morgan Stanley Bank of America Merrill				5.75%, 07/15/2025	55	57
Lynch Trust 2014-C16
1.38%, 06/15/2047(c),(d)		4,421	269
				Credit Card Asset Backed Securities - 1.00%
Morgan Stanley Bank of America Merrill				Barclays Dryrock Issuance Trust
Lynch Trust 2015-C26				0.80%, 12/16/2019(c)	2,000	2,001
3.89%, 10/15/2048		250	271	Citibank Credit Card Issuance Trust
Morgan Stanley Bank of America Merrill				0.65%, 08/24/2018(c)	550	550
Lynch Trust 2015-C27
3.75%, 12/15/2047(c)		100	110	World Financial Network Credit Card Master
				Trust
Morgan Stanley Capital I Trust 2007-IQ13				1.76%, 05/17/2021(c)	500	503
5.36%, 03/15/2044(c)		103	104
						$3,054
MSBAM Commercial Mortgage Securities
Trust 2012-CKSV				Distribution & Wholesale - 0.11%
1.26%, 10/15/2030(b),(c),(d)		3,709	215	American Builders & Contractors Supply Co
UBS Commercial Mortgage Trust 2012-C1				Inc
3.40%, 05/10/2045(c)		150	161	5.75%, 12/15/2023(b)	45	47
UBS-Barclays Commercial Mortgage Trust				Global Partners LP / GLP Finance Corp
2012	-C3			7.00%, 06/15/2023	80	67
3.09%, 08/10/2049(c)		255	270	HD Supply Inc
UBS-Barclays Commercial Mortgage Trust				5.75%, 04/15/2024(b)	25	26
2012	-C4			7.50%, 07/15/2020	111	116
1.93%, 12/10/2045(b),(c),(d)		1,412	113	WW Grainger Inc
3.32%, 12/10/2045(b),(c)		500	525	4.60%, 06/15/2045	65	77
UBS-Barclays Commercial Mortgage Trust						$333
2013	-C5
3.18%, 03/10/2046(c)		335	355	Diversified Financial Services - 1.72%
4.22%, 03/10/2046(b),(c)		175	157	AerCap Ireland Capital Ltd / AerCap Global
				Aviation Trust

WFRBS Commercial Mortgage Trust 2013-				3.95%, 02/01/2022	150	150
C12
1.54%, 03/15/2048(b),(c),(d)		3,756	232	Aircastle Ltd
				4.63%, 12/15/2018	55	57
				5.00%, 04/01/2023	60	61

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Aircastle Ltd (continued)			Exelon Corp
5.13%, 03/15/2021	$150	$156	2.85%, 06/15/2020	$330	$340
5.50%, 02/15/2022	40	42	4.45%, 04/15/2046	140	149
Ally Financial Inc			5.10%, 06/15/2045	115	132
3.25%, 11/05/2018	85	85	Florida Power & Light Co
5.75%, 11/20/2025	90	90	4.05%, 06/01/2042	160	179
CIT Group Inc			Indiantown Cogeneration LP
3.88%, 02/19/2019	380	382	9.77%, 12/15/2020	109	120
Credit Acceptance Corp			ITC Holdings Corp
6.13%, 02/15/2021	105	100	3.25%, 06/30/2026(e)	75	75
7.38%, 03/15/2023	65	62	Kentucky Utilities Co
Fly Leasing Ltd			3.30%, 10/01/2025	285	308
6.38%, 10/15/2021	200	194	Louisville Gas & Electric Co
GE Capital International Funding Co			3.30%, 10/01/2025	115	124
Unlimited Co			MidAmerican Energy Co
2.34%, 11/15/2020(b)	163	168	4.25%, 05/01/2046	205	232
4.42%, 11/15/2035(b)	438	491	Mirant Mid-Atlantic Series C Pass Through
Intercontinental Exchange Inc			Trust
2.75%, 12/01/2020	320	332	10.06%, 12/30/2028	127	120
International Lease Finance Corp			Northern States Power Co/MN
6.25%, 05/15/2019	95	102	3.40%, 08/15/2042	40	41
National Rural Utilities Cooperative Finance			NRG Energy Inc
Corp			8.25%, 09/01/2020	125	129
4.75%, 04/30/2043(c)	125	123	Oncor Electric Delivery Co LLC
Navient Corp			5.25%, 09/30/2040	120	147
5.00%, 10/26/2020	10	9	Pacific Gas & Electric Co
5.88%, 03/25/2021	65	61	3.50%, 06/15/2025	245	267
6.13%, 03/25/2024	80	70	4.45%, 04/15/2042	105	118
Peachtree Corners Funding Trust			PacifiCorp
3.98%, 02/15/2025(b)	125	125	2.95%, 06/01/2023	185	195
Springleaf Finance Corp			3.85%, 06/15/2021	150	165
5.25%, 12/15/2019	110	103	PPL Capital Funding Inc
Vesey Street Investment Trust I			3.10%, 05/15/2026	190	192
4.40%, 09/01/2016(c)	765	769	PPL Electric Utilities Corp
Visa Inc			3.00%, 09/15/2021	80	85
2.20%, 12/14/2020	615	634	4.75%, 07/15/2043	115	139
3.15%, 12/14/2025	630	674	PPL WEM Ltd / Western Power Distribution
4.30%, 12/14/2045	205	237	Ltd
		$5,277	5.38%, 05/01/2021(b)	440	490
			Public Service Electric & Gas Co
Electric - 3.09%			4.15%, 11/01/2045	115	130
Alabama Power Co			Puget Energy Inc
3.75%, 03/01/2045	140	146	6.00%, 09/01/2021	285	332
3.85%, 12/01/2042	125	130	Southern California Edison Co
4.15%, 08/15/2044	235	257	3.60%, 02/01/2045	260	270
CMS Energy Corp			Southern Co/The
3.00%, 05/15/2026	140	143	2.95%, 07/01/2023	145	150
4.70%, 03/31/2043	135	152	4.40%, 07/01/2046	105	113
4.88%, 03/01/2044	130	149	Virginia Electric & Power Co
Commonwealth Edison Co			4.00%, 01/15/2043	35	37
3.70%, 03/01/2045	120	123	4.45%, 02/15/2044	125	144
4.35%, 11/15/2045	125	142	4.65%, 08/15/2043	65	76
Consolidated Edison Co of New York Inc			Wisconsin Electric Power Co
4.50%, 12/01/2045	210	239	4.30%, 12/15/2045	105	120
4.63%, 12/01/2054	150	172	Xcel Energy Inc
Dominion Resources Inc/VA			3.30%, 06/01/2025	180	190
3.90%, 10/01/2025	325	348
					$9,467
DTE Energy Co
6.38%, 04/15/2033	305	392	Electronics - 0.15%
Dynegy Inc			Fortive Corp
7.38%, 11/01/2022	125	121	2.35%, 06/15/2021(b)	110	112
Edison International			3.15%, 06/15/2026(b)	180	185
3.75%, 09/15/2017	160	165	Keysight Technologies Inc
Electricite de France SA			3.30%, 10/30/2019	115	117
2.35%, 10/13/2020(b)	400	409	Sanmina Corp
3.63%, 10/13/2025(b)	230	240	4.38%, 06/01/2019(b)	15	15
4.95%, 10/13/2045(b)	105	116	Tyco Electronics Group SA
5.63%, 12/29/2049(a),(b),(c)	400	381	7.13%, 10/01/2037	20	27
Elwood Energy LLC					$456
8.16%, 07/05/2026	132	145
Emera US Finance LP
2.70%, 06/15/2021(b)	185	188

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Engineering & Construction - 0.06%			Food (continued)
SBA Tower Trust			Wm Wrigley Jr Co (continued)
2.90%, 10/15/2044(b)	$170	$172	3.38%, 10/21/2020(b)	$415	$443
					$3,736

Entertainment - 0.41%			Forest Products & Paper - 0.15%
Carmike Cinemas Inc			Domtar Corp
6.00%, 06/15/2023(b)	55	57	6.25%, 09/01/2042	285	295
CCM Merger Inc			Resolute Forest Products Inc
9.13%, 05/01/2019(b)	195	204	5.88%, 05/15/2023	75	59
Cinemark USA Inc			Sappi Papier Holding GmbH
4.88%, 06/01/2023	145	144	7.50%, 06/15/2032(b)	50	44
DreamWorks Animation SKG Inc			Tembec Industries Inc
6.88%, 08/15/2020(b)	115	122	9.00%, 12/15/2019(b)	75	58
Eldorado Resorts Inc			Verso Paper Holdings LLC / Verso Paper Inc
7.00%, 08/01/2023	85	88	0.00%, 01/15/2019(g)	55	9
GLP Capital LP / GLP Financing II Inc					$465
4.38%, 04/15/2021	10	10
5.38%, 04/15/2026	80	82	Gas- 0.09%
Lions Gate Entertainment Corp			Dominion Gas Holdings LLC
5.25%, 08/01/2018	70	71	2.80%, 11/15/2020	260	268
Peninsula Gaming LLC / Peninsula Gaming			4.80%, 11/01/2043	10	11
Corp					$279
8.38%, 02/15/2018(b)	130	131
			Healthcare - Products - 1.15%
Pinnacle Entertainment Inc			ConvaTec Finance International SA
(b)
5.63%, 05/01/2024	70	70	8.25%, PIK 9.00%, 01/15/2019(b),(h)	200	196
Regal Entertainment Group			DJO Finco Inc / DJO Finance LLC / DJO
5.75%, 03/15/2022	100	102	Finance Corp
WMG Acquisition Corp			8.13%, 06/15/2021(b)	135	117
6.00%, 01/15/2021(b)	24	25
			Hill-Rom Holdings Inc
WMG Holdings Corp			5.75%, 09/01/2023(b),(c)	60	61
13.75%, 10/01/2019	131	140	Kinetic Concepts Inc / KCI USA Inc
		$1,246	7.88%, 02/15/2021(b)	70	75
Environmental Control - 0.02%			10.50%, 11/01/2018	65	65
Republic Services Inc			Mallinckrodt International Finance SA /
2.90%, 07/01/2026(e)	45	46	Mallinckrodt CB LLC
			5.63%, 10/15/2023(b)	165	154
			Medtronic Inc
Food- 1.22%			2.50%, 03/15/2020	355	368
Arcor SAIC			4.38%, 03/15/2035	440	498
6.00%, 07/06/2023(b),(e),(f)	75	75
			4.63%, 03/15/2045	400	470
BI-LO LLC / BI-LO Finance Corp
9.25%, 02/15/2019(b)	85	74	Teleflex Inc
			4.88%, 06/01/2026	40	40
Cencosud SA			Universal Hospital Services Inc
5.50%, 01/20/2021	150	161	7.63%, 08/15/2020	110	101
Gruma SAB de CV
4.88%, 12/01/2024(b)	350	378	Zimmer Biomet Holdings Inc
			2.00%, 04/01/2018	285	287
Grupo Bimbo SAB de CV			2.70%, 04/01/2020	810	820
4.88%, 06/27/2044(b)	200	197
			3.15%, 04/01/2022	95	97
Ingles Markets Inc			3.55%, 04/01/2025	150	155
5.75%, 06/15/2023	90	91			$3,504
JBS USA LLC / JBS USA Finance Inc
5.75%, 06/15/2025(b)	85	80	Healthcare - Services - 1.46%
7.25%, 06/01/2021(b)	25	26	Aetna Inc
JM Smucker Co/The			2.40%, 06/15/2021	365	372
2.50%, 03/15/2020	125	129	2.75%, 11/15/2022	35	36
3.50%, 03/15/2025	130	140	2.80%, 06/15/2023	455	465
4.38%, 03/15/2045	215	234	3.20%, 06/15/2026	305	314
Kraft Heinz Foods Co			4.25%, 06/15/2036	140	145
2.80%, 07/02/2020(b)	460	478	4.38%, 06/15/2046	170	177
4.38%, 06/01/2046(b)	450	476	Anthem Inc
5.00%, 07/15/2035(b)	80	92	3.13%, 05/15/2022	75	78
5.20%, 07/15/2045(b)	70	83	4.35%, 08/15/2020	130	141
Post Holdings Inc			4.63%, 05/15/2042	130	136
7.38%, 02/15/2022	50	52	Centene Corp
7.75%, 03/15/2024(b)	35	38	4.75%, 05/15/2022	155	158
Smithfield Foods Inc			5.63%, 02/15/2021(b)	40	42
5.25%, 08/01/2018(b)	70	71	5.75%, 06/01/2017	188	192
5.88%, 08/01/2021(b)	95	99	6.13%, 02/15/2024(b)	60	64
TreeHouse Foods Inc			Cigna Corp
6.00%, 02/15/2024(b)	75	79	4.00%, 02/15/2022	170	183
Wm Wrigley Jr Co			Fresenius Medical Care US Finance II Inc
2.40%, 10/21/2018(b)	235	240	4.75%, 10/15/2024(b)	100	103
			5.88%, 01/31/2022(b)	85	93

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Insurance (continued)
Fresenius Medical Care US Finance II			Voya Financial Inc
Inc (continued)			5.65%, 05/15/2053(c)	$435	$410
6.50%, 09/15/2018(b)	$55	$59	XLIT Ltd
HCA Inc			4.45%, 03/31/2025	725	732
4.75%, 05/01/2023	245	251	5.50%, 03/31/2045	490	484
5.00%, 03/15/2024	125	129			$4,328
5.25%, 04/15/2025	105	110
5.88%, 03/15/2022	85	92	Internet - 0.14%
Molina Healthcare Inc			Alibaba Group Holding Ltd
5.38%, 11/15/2022(b)	80	80	3.13%, 11/28/2021	250	256
MPH Acquisition Holdings LLC			Zayo Group LLC / Zayo Capital Inc
7.13%, 06/01/2024(b)	160	168	6.00%, 04/01/2023	170	172
UnitedHealth Group Inc					$428
1.90%, 07/16/2018	220	224	Iron & Steel - 0.30%
4.63%, 07/15/2035	435	505	AK Steel Corp
4.75%, 07/15/2045	65	78	7.50%, 07/15/2023	50	51
WellCare Health Plans Inc			7.63%, 05/15/2020	50	48
5.75%, 11/15/2020	70	72	ArcelorMittal
		$4,467	6.50%, 03/01/2021(c)	15	15
			8.00%, 10/15/2039(c)	255	247
Holding Companies - Diversified - 0.03%
Argos Merger Sub Inc			BlueScope Steel Finance Ltd/BlueScope Steel
7.13%, 03/15/2023(b)	90	93	Finance USA LLC
			6.50%, 05/15/2021(b)	35	36
			Commercial Metals Co
Home Builders - 0.19%			4.88%, 05/15/2023	240	227
CalAtlantic Group Inc			Signode Industrial Group Lux SA/Signode
5.88%, 11/15/2024	35	36	Industrial Group US Inc
Lennar Corp			6.38%, 05/01/2022(b)	165	158
4.13%, 12/01/2018	90	91	Vale Overseas Ltd
4.50%, 11/15/2019	20	21	5.88%, 06/10/2021	130	130
4.75%, 11/15/2022(c)	105	107			$912
4.88%, 12/15/2023	40	40
WCI Communities Inc			Leisure Products & Services - 0.06%
6.88%, 08/15/2021	150	149	NCL Corp Ltd
			4.63%, 11/15/2020(b)	100	100

Woodside Homes Co LLC / Woodside Homes			5.25%, 11/15/2019(b)	80	81
Finance Inc
6.75%, 12/15/2021(b)	135	125			$181
		$569	Lodging - 0.17%
Home Equity Asset Backed Securities - 0.06%			Boyd Gaming Corp
New Century Home Equity Loan Trust 2005-1			6.88%, 05/15/2023	45	48
			MGM Growth Properties Operating
1.03%, 03/25/2035(c)	25	25	Partnership LP / MGP Escrow Co-Issuer Inc
			5.63%, 05/01/2024(b)	60	63
Saxon Asset Securities Trust 2004-1
2.15%, 03/25/2035(c)	127	53	MGM Resorts International
Specialty Underwriting & Residential Finance			6.00%, 03/15/2023	55	58
Trust Series 2004-BC1			6.63%, 12/15/2021	30	33
1.22%, 02/25/2035(c)	123	113	Wyndham Worldwide Corp
		$191	2.50%, 03/01/2018	305	308
					$510
Housewares - 0.04%
Newell Brands Inc			Machinery - Construction & Mining - 0.01%
3.15%, 04/01/2021	50	52	Vander Intermediate Holding II Corp
			9.75%, PIK 10.50%, 02/01/2019 (b),(h)	78	42
3.85%, 04/01/2023	65	69
		$121

Insurance - 1.41%			Machinery - Diversified - 0.01%
American International Group Inc			CNH Industrial Capital LLC
3.30%, 03/01/2021	290	300	4.88%, 04/01/2021	30	31
3.38%, 08/15/2020	385	404
Chubb INA Holdings Inc			Media- 2.37%
2.30%, 11/03/2020	845	869	21st Century Fox America Inc
3.35%, 05/03/2026	300	320	4.75%, 09/15/2044	90	100
CNO Financial Group Inc			5.40%, 10/01/2043	230	267
4.50%, 05/30/2020	35	36	6.15%, 02/15/2041	30	37
Liberty Mutual Group Inc			Altice Financing SA
7.00%, 03/07/2067(b),(c)	215	181	6.50%, 01/15/2022(b)	200	202
Markel Corp			Altice Finco SA
5.00%, 04/05/2046	280	295	7.63%, 02/15/2025(b)	75	69
Prudential Financial Inc			CBS Corp
5.38%, 05/15/2045(c)	150	151	5.75%, 04/15/2020	180	206
Travelers Cos Inc/The
3.75%, 05/15/2046	140	146

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mining (continued)
CCO Holdings LLC / CCO Holdings Capital			Barrick North America Finance LLC
Corp			4.40%, 05/30/2021	$220	$237
5.13%, 05/01/2023(b)	$345	$347	BHP Billiton Finance USA Ltd
5.50%, 05/01/2026(b)	35	35	2.05%, 09/30/2018	5	5
5.75%, 02/15/2026(b)	15	15	FMG Resources August 2006 Pty Ltd
Charter Communications Operating LLC /			6.88%, 04/01/2022(b)	135	128
Charter Communications Operating Capital			9.75%, 03/01/2022(b)	95	105
4.46%, 07/23/2022(b)	350	376	Freeport-McMoRan Inc
4.91%, 07/23/2025(b)	220	240	2.30%, 11/14/2017	75	74
6.38%, 10/23/2035(b)	40	47	Newmont Mining Corp
6.48%, 10/23/2045(b)	120	143	4.88%, 03/15/2042	115	114
6.83%, 10/23/2055(b)	170	202	St Barbara Ltd
Comcast Corp			8.88%, 04/15/2018(b)	200	201
3.15%, 03/01/2026	170	181	Taseko Mines Ltd
3.38%, 02/15/2025	85	92	7.75%, 04/15/2019	80	50
4.20%, 08/15/2034	35	38	Teck Resources Ltd
4.60%, 08/15/2045	25	29	3.75%, 02/01/2023	70	53
6.40%, 03/01/2040	345	482	8.00%, 06/01/2021(b)	20	21
6.50%, 11/15/2035	15	21	8.50%, 06/01/2024(b)	15	16
DISH DBS Corp					$1,019
5.88%, 07/15/2022	85	83
5.88%, 11/15/2024	110	102	Miscellaneous Manufacturers - 0.28%
6.75%, 06/01/2021	105	109	Bombardier Inc
			5.50%, 09/15/2018(b)	55	54
7.75%, 07/01/2026(b)	25	26
			7.50%, 03/15/2025(b)	45	39
7.88%, 09/01/2019	274	302
NBCUniversal Enterprise Inc			General Electric Co
1.31%, 04/15/2018(b),(c)	720	723	5.30%, 02/11/2021	129	150
Neptune Finco Corp			Ingersoll-Rand Global Holding Co Ltd
10.13%, 01/15/2023 (b)	215	241	2.88%, 01/15/2019	150	155
Numericable-SFR SA			5.75%, 06/15/2043	60	74
7.38%, 05/01/2026(b)	200	198	Ingersoll-Rand Luxembourg Finance SA
RCN Telecom Services LLC / RCN Capital			3.55%, 11/01/2024	205	216
Corp			Tyco International Finance SA
8.50%, 08/15/2020(b)	125	128	5.13%, 09/14/2045	150	172
Time Warner Cable Inc					$860
5.88%, 11/15/2040	5	5	Mortgage Backed Securities - 1.96%
6.75%, 07/01/2018	120	132	Fannie Mae REMIC Trust 2005-W2
Time Warner Inc			0.65%, 05/25/2035(c)	102	101
2.10%, 06/01/2019	135	137	Fannie Mae REMICS
2.95%, 07/15/2026	80	81	2.25%, 07/25/2040	199	201
3.60%, 07/15/2025	150	159	3.00%, 04/25/2022(d)	994	50
3.88%, 01/15/2026	70	75	3.00%, 04/25/2027(d)	462	41
4.05%, 12/15/2023	135	149	3.50%, 11/25/2027(c),(d)	325	34
4.65%, 06/01/2044	70	74	3.50%, 07/25/2028(c),(d)	652	68
4.85%, 07/15/2045	120	130	3.50%, 03/25/2031(c),(d)	807	82
6.25%, 03/29/2041	165	208	5.55%, 07/25/2039(c),(d)	1,682	211
Unitymedia Hessen GmbH & Co KG /			5.56%, 07/25/2046(c),(d),(f)	1,000	267
Unitymedia NRW GmbH			5.60%, 01/25/2044(c),(d)	3,018	540
5.50%, 01/15/2023(b)	150	151	5.65%, 02/25/2043(c),(d)	613	126
Univision Communications Inc			5.65%, 03/25/2043(c),(d)	866	208
8.50%, 05/15/2021(b)	37	39	6.05%, 03/25/2022(c),(d)	91	9
Viacom Inc			Freddie Mac REMICS
4.85%, 12/15/2034	295	275	0.89%, 06/15/2023(c)	7	7
Virgin Media Finance PLC			3.00%, 09/15/2025(c),(d)	279	12
6.00%, 10/15/2024(b)	200	196	3.00%, 03/15/2026(c),(d)	544	26
Walt Disney Co/The			3.00%, 05/15/2027(c),(d)	690	43
2.30%, 02/12/2021	175	182	3.00%, 10/15/2027(c),(d)	208	19
WideOpenWest Finance LLC /			3.50%, 11/15/2020(c),(d)	866	41
WideOpenWest Capital Corp			3.50%, 09/15/2026(c),(d)	1,114	115
13.38%, 10/15/2019	130	138	4.00%, 11/15/2038(d)	1,380	114
10.25%, 07/15/2019	75	78	5.61%, 04/15/2040(c),(d)	1,552	332
		$7,250	Freddie Mac Structured Agency Credit Risk
Metal Fabrication & Hardware - 0.02%			Debt Notes
			1.30%, 04/25/2024(c)	221	221
Wise Metals Intermediate Holdings LLC/Wise
Holdings Finance Corp			Ginnie Mae
			4.00%, 07/20/2036(c),(d)	522	8
9.75%, PIK 10.50%, 06/15/2019 (b),(h)	84	45
			4.50%, 04/16/2044(d)	546	85
			5.15%, 02/20/2045(c),(d)	3,136	667
Mining - 0.33%			5.60%, 08/20/2043(c),(d)	614	96
Aleris International Inc			5.66%, 07/16/2043(c),(d)	754	145
9.50%, 04/01/2021(b)	15	15	5.75%, 09/20/2044(c),(d)	1,231	261
			5.75%, 11/20/2045(c),(d)	1,181	263

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae (continued)			Northern Blizzard Resources Inc
5.75%, 01/20/2046(c),(d)	$1,082	$274	7.25%, 02/01/2022(b)	$93	$85
6.16%, 04/16/2040(c),(d)	1,130	274	Oasis Petroleum Inc
6.21%, 04/16/2042(c),(d)	2,004	435	6.50%, 11/01/2021	65	59
HomeBanc Mortgage Trust 2005-5			6.88%, 03/15/2022	45	42
0.79%, 01/25/2036(c)	605	523	6.88%, 01/15/2023	140	127
Washington Mutual Mortgage Pass-Through			PDC Energy Inc
Certificates WMALT Series 2006-AR1 Trust			7.75%, 10/15/2022	135	140
0.70%, 02/25/2036(c)	131	92	Petrobras Global Finance BV
		$5,991	4.38%, 05/20/2023	250	203
			8.38%, 05/23/2021	160	165
Office & Business Equipment - 0.09%			Petroleos de Venezuela SA
Xerox Corp			6.00%, 05/16/2024	200	71
2.95%, 03/15/2017	80	81	Petroleos Mexicanos
3.50%, 08/20/2020	125	124	4.88%, 01/18/2024	100	101
6.75%, 02/01/2017	10	10	6.88%, 08/04/2026(b)	60	67
6.75%, 12/15/2039	50	48	8.00%, 05/03/2019	300	334
		$263	Phillips 66
Oil & Gas - 2.49%			4.65%, 11/15/2034	165	176
Anadarko Petroleum Corp			Pioneer Natural Resources Co
3.45%, 07/15/2024	250	244	3.45%, 01/15/2021	280	289
5.55%, 03/15/2026	260	287	4.45%, 01/15/2026	110	120
6.60%, 03/15/2046	100	121	Repsol Oil & Gas Canada Inc
Apache Corp			7.75%, 06/01/2019	430	472
4.25%, 01/15/2044	25	24	Seven Generations Energy Ltd
			6.75%, 05/01/2023(b)	20	20
4.75%, 04/15/2043	90	92
Baytex Energy Corp			Shell International Finance BV
5.13%, 06/01/2021(b)	45	38	4.00%, 05/10/2046	135	138
BP Capital Markets PLC			Sunoco LP / Sunoco Finance Corp
1.17%, 05/10/2019(c)	650	645	5.50%, 08/01/2020(b)	60	59
			6.38%, 04/01/2023(b)	90	89
3.12%, 05/04/2026	155	158
Carrizo Oil & Gas Inc			Whiting Petroleum Corp
6.25%, 04/15/2023	10	10	5.00%, 03/15/2019	70	64
7.50%, 09/15/2020	125	127	5.75%, 03/15/2021	35	32
Chaparral Energy Inc			Woodside Finance Ltd
0.00%, 10/01/2020(g)	90	53	3.65%, 03/05/2025(b)	80	78
0.00%, 11/15/2022(g)	81	49	WPX Energy Inc
Chesapeake Energy Corp			7.50%, 08/01/2020	100	100
8.00%, 12/15/2022(b)	150	127	YPF SA
			8.50%, 03/23/2021(b)	55	59
ConocoPhillips Co
1.53%, 05/15/2022(c)	235	223			$7,625
Continental Resources Inc/OK			Oil & Gas Services - 0.08%
3.80%, 06/01/2024	170	148	Archrock Partners LP / Archrock Partners
4.50%, 04/15/2023	115	107	Finance Corp
5.00%, 09/15/2022	70	68	6.00%, 10/01/2022	55	49
Devon Energy Corp			PHI Inc
2.25%, 12/15/2018	625	621	5.25%, 03/15/2019	65	60
Ecopetrol SA			Schlumberger Investment SA
5.38%, 06/26/2026	50	49	3.30%, 09/14/2021(b)	85	90
Encana Corp			Seventy Seven Operating LLC
5.15%, 11/15/2041	150	118	0.00%, 11/15/2019(g)	90	45
EP Energy LLC / Everest Acquisition Finance					$244
Inc
6.38%, 06/15/2023	65	39	Other Asset Backed Securities - 1.21%
9.38%, 05/01/2020	170	120	CNH Equipment Trust 2014-C
Exxon Mobil Corp			1.65%, 09/15/2021(c)	500	504
2.22%, 03/01/2021	360	371	Dell Equipment Finance Trust 2015-2
4.11%, 03/01/2046	30	34	1.72%, 09/22/2020(b),(c)	625	626
Halcon Resources Corp			JP Morgan Mortgage Acquisition Trust 2007-
8.63%, 02/01/2020(b)	105	99	CH3
12.00%, 02/15/2022 (b)	9	8	0.60%, 03/25/2037(c)	183	181
Kerr-McGee Corp			Kubota Credit Owner Trust 2015-1
7.88%, 09/15/2031	115	137	1.54%, 03/15/2019(b),(c)	700	704
Laredo Petroleum Inc			Trade MAPS 1 Ltd
5.63%, 01/15/2022	5	5	1.15%, 12/10/2018(b),(c)	1,500	1,494
7.38%, 05/01/2022	45	45	Washington Mutural Asset-Backed
Marathon Petroleum Corp			Certificates WMABS Series 2006-HE1 Trust
4.75%, 09/15/2044	81	69	0.63%, 04/25/2036(c)	181	178
Noble Energy Inc					$3,687
3.90%, 11/15/2024	160	163
5.05%, 11/15/2044	135	136

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers - 0.54%			Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh			Kinder Morgan Inc/DE
Holdings USA Inc			3.05%, 12/01/2019	$100	$101
3.65%, 12/15/2019(b),(c)	$200	$201	Magellan Midstream Partners LP
Beverage Packaging Holdings Luxembourg II			5.00%, 03/01/2026	65	73
SA / Beverage Packaging Holdings II			MPLX LP
5.63%, 12/15/2016(b)	25	25	4.88%, 06/01/2025(b)	88	86
Coveris Holding Corp			ONEOK Partners LP
10.00%, 06/01/2018 (b)	105	105	4.90%, 03/15/2025	185	194
Crown Cork &Seal Co Inc			Sabine Pass Liquefaction LLC
7.38%, 12/15/2026	132	145	5.63%, 03/01/2025	175	174
Packaging Corp of America			6.25%, 03/15/2022	110	113
4.50%, 11/01/2023	330	359	Tesoro Logistics LP / Tesoro Logistics
Reynolds Group Issuer Inc / Reynolds Group			Finance Corp
Issuer LLC / Reynolds Group Issuer			6.13%, 10/15/2021	110	114
(Luxembourg) S.A.			6.25%, 10/15/2022	15	16
4.13%, 07/15/2021(b),(c)	40	40	6.38%, 05/01/2024	15	16
5.13%, 07/15/2023(b)	65	66	TransCanada PipeLines Ltd
5.75%, 10/15/2020	105	108	4.63%, 03/01/2034	135	142
7.00%, 07/15/2024(b)	15	15	5.00%, 10/16/2043	50	56
WestRock RKT Co			7.13%, 01/15/2019	95	107
3.50%, 03/01/2020	565	583	Western Gas Partners LP
		$1,647	4.65%, 07/01/2026(e),(f)	115	115
			5.45%, 04/01/2044	240	225
Pharmaceuticals - 0.74%			Williams Partners LP
AbbVie Inc			3.60%, 03/15/2022	245	232
2.50%, 05/14/2020	415	424	Williams Partners LP / ACMP Finance Corp
3.20%, 05/14/2026	50	51	4.88%, 05/15/2023	210	203
4.70%, 05/14/2045	230	243			$4,770
Actavis Funding SCS
3.80%, 03/15/2025	205	214	Private Equity - 0.05%
4.55%, 03/15/2035	25	26	Icahn Enterprises LP / Icahn Enterprises
Baxalta Inc			Finance Corp
4.00%, 06/23/2025	55	57	4.88%, 03/15/2019	55	54
5.25%, 06/23/2045	95	103	6.00%, 08/01/2020	105	103
Forest Laboratories LLC					$157
5.00%, 12/15/2021(b)	320	358
JLL/Delta Dutch Pledgeco BV			Real Estate - 0.22%
8.75%, PIK 9.50%, 05/01/2020(b),(h)	80	80	American Campus Communities Operating
Johnson & Johnson			Partnership LP
2.45%, 03/01/2026	85	88	3.35%, 10/01/2020	235	244
3.70%, 03/01/2046	260	293	4.13%, 07/01/2024	205	216
Novartis Capital Corp			Crescent Resources LLC / Crescent Ventures
4.00%, 11/20/2045	155	177	Inc
			10.25%, 08/15/2017 (b)	110	110
Valeant Pharmaceuticals International Inc
5.63%, 12/01/2021(b)	45	37	Prologis LP
5.88%, 05/15/2023(b)	65	52	3.75%, 11/01/2025	100	107
7.50%, 07/15/2021(b)	60	53			$677
		$2,256	Regional Authority - 0.05%
Pipelines - 1.56%			Provincia de Buenos Aires/Argentina
Boardwalk Pipelines LP			9.13%, 03/16/2024	150	165
3.38%, 02/01/2023	250	229
Columbia Pipeline Group Inc			REITS- 1.38%
3.30%, 06/01/2020	400	414	American Tower Corp
Enbridge Inc			3.30%, 02/15/2021	80	84
1.14%, 06/02/2017(c)	520	511	3.50%, 01/31/2023	125	129
Energy Transfer Equity LP			AvalonBay Communities Inc
5.88%, 01/15/2024	50	49	2.95%, 05/11/2026	285	286
Energy Transfer Partners LP			Brixmor Operating Partnership LP
4.05%, 03/15/2025	245	240	4.13%, 06/15/2026	120	123
4.90%, 03/15/2035	70	62	DDR Corp
EnLink Midstream Partners LP			3.63%, 02/01/2025	205	206
4.15%, 06/01/2025	355	327	Duke Realty LP
4.40%, 04/01/2024	320	300	3.25%, 06/30/2026	65	66
5.05%, 04/01/2045	150	123	DuPont Fabros Technology LP
Enterprise Products Operating LLC			5.88%, 09/15/2021	105	110
3.70%, 02/15/2026	135	140	Equinix Inc
4.90%, 05/15/2046	195	210	4.88%, 04/01/2020	35	36
Kinder Morgan Energy Partners LP			5.38%, 01/01/2022	35	36
4.70%, 11/01/2042	220	198	5.38%, 04/01/2023	115	119
			5.88%, 01/15/2026	40	42
			Essex Portfolio LP
			3.38%, 04/15/2026	355	362

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Retail (continued)
Hospitality Properties Trust			Michaels Stores Inc
4.25%, 02/15/2021	$355	$370	5.88%, 12/15/2020(b)	$91	$94
Host Hotels & Resorts LP			Rite Aid Corp
4.50%, 02/01/2026	95	100	6.13%, 04/01/2023(b)	90	96
Iron Mountain Inc			Target Corp
4.38%, 06/01/2021(b)	115	116	3.63%, 04/15/2046	75	77
Iron Mountain US Holdings Inc			Tops Holding LLC / Tops Markets II Corp
5.38%, 06/01/2026(b)	65	63	8.00%, 06/15/2022(b)	100	88
iStar Inc					$4,089
4.88%, 07/01/2018	35	34
5.00%, 07/01/2019	15	14	Shipbuilding - 0.03%
6.50%, 07/01/2021	30	28	Huntington Ingalls Industries Inc
			5.00%, 11/15/2025(b)	100	106
9.00%, 06/01/2017	80	83
Kimco Realty Corp
3.40%, 11/01/2022	190	199	Software - 0.54%
4.25%, 04/01/2045	100	102	Activision Blizzard Inc
MPT Operating Partnership LP / MPT Finance			6.13%, 09/15/2023(b)	145	158
Corp			Fidelity National Information Services Inc
6.38%, 03/01/2024	43	46	2.85%, 10/15/2018	175	180
Retail Properties of America Inc			First Data Corp
4.00%, 03/15/2025	300	290	5.00%, 01/15/2024(b)	125	125
Select Income REIT			5.75%, 01/15/2024(b)	40	40
4.15%, 02/01/2022	250	251	Microsoft Corp
Simon Property Group LP			2.00%, 11/03/2020	170	174
2.50%, 09/01/2020	145	150	4.45%, 11/03/2045	110	124
2.50%, 07/15/2021	230	237	MSCI Inc
Ventas Realty LP			5.25%, 11/15/2024(b)	75	77
3.13%, 06/15/2023	240	245	5.75%, 08/15/2025(b)	25	26
VEREIT Operating Partnership LP			Oracle Corp
4.13%, 06/01/2021	105	110	1.90%, 09/15/2021(e)	260	261
4.88%, 06/01/2026	130	133	2.65%, 07/15/2026(e)	235	235
Welltower Inc			4.00%, 07/15/2046(e)	120	121
4.25%, 04/01/2026	55	59	4.38%, 05/15/2055	130	136
		$4,229			$1,657

Retail - 1.34%			Sovereign - 0.81%
BMC Stock Holdings Inc			Argentine Republic Government International
9.00%, 09/15/2018(b)	135	141	Bond
Claire's Stores Inc			6.88%, 04/22/2021(b)	150	160
9.00%, 03/15/2019(b)	54	32	7.50%, 04/22/2026(b)	150	162
CVS Health Corp			Brazilian Government International Bond
4.75%, 12/01/2022	460	525	4.25%, 01/07/2025	200	197
5.00%, 12/01/2024	190	222	Croatia Government International Bond
5.13%, 07/20/2045	320	397	6.38%, 03/24/2021	200	218
CVS Pass-Through Trust			Dominican Republic International Bond
7.51%, 01/10/2032(b)	51	64	6.88%, 01/29/2026(b)	100	110
Dollar Tree Inc			Hungary Government International Bond
5.75%, 03/01/2023(b)	55	58	5.38%, 02/21/2023	70	78
Home Depot Inc/The			Mexico Government International Bond
3.35%, 09/15/2025	415	452	4.13%, 01/21/2026	200	217
JC Penney Corp Inc			Panama Government International Bond
5.65%, 06/01/2020	120	113	4.00%, 09/22/2024	200	215
5.88%, 07/01/2023(b)	25	25	Peruvian Government International Bond
KFC Holding Co/Pizza Hut Holdings			5.63%, 11/18/2050	60	74
LLC/Taco Bell of America LLC			Poland Government International Bond
5.00%, 06/01/2024(b)	100	102	3.25%, 04/06/2026	75	76
5.25%, 06/01/2026(b)	80	82	Qatar Government International Bond
L Brands Inc			2.38%, 06/02/2021(b)	200	202
6.88%, 11/01/2035	60	61	3.25%, 06/02/2026(b)	250	255
Landry's Holdings II Inc			Romanian Government International Bond
10.25%, 01/01/2018 (b)	90	91	4.88%, 01/22/2024(b)	70	77
Landry's Inc			Russian Foreign Bond - Eurobond
9.38%, 05/01/2020(b)	105	110	5.00%, 04/29/2020	100	108
Macy's Retail Holdings Inc			7.50%, 03/31/2030(c)	184	224
5.90%, 12/01/2016	420	429	Uruguay Government International Bond
6.90%, 04/01/2029	25	28	5.10%, 06/18/2050	60	60
McDonald's Corp			Venezuela Government International Bond
2.10%, 12/07/2018	75	77	12.75%, 08/23/2022	95	48
2.75%, 12/09/2020	185	193			$2,481
3.70%, 01/30/2026	95	103
4.70%, 12/09/2035	85	96
4.88%, 12/09/2045	285	333

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Student Loan Asset Backed Securities - 1.02%			Telecommunications (continued)
Navient Private Education Loan Trust 2014-			Verizon Communications Inc
A			1.35%, 06/09/2017	$410	$411
0.92%, 05/16/2022(b),(c)	$57	$57	2.41%, 09/14/2018(c)	750	769
Navient Student Loan Trust 2014-8			2.63%, 02/21/2020	11	11
0.73%, 08/25/2020(c)	202	202	4.52%, 09/15/2048	226	235
Navient Student Loan Trust 2015-1			5.01%, 08/21/2054	261	276
0.75%, 09/26/2022(c)	1,607	1,602	5.15%, 09/15/2023	150	175
SLM Private Education Loan Trust 2012-A			Vodafone Group PLC
1.84%, 08/15/2025(b),(c)	119	119	2.50%, 09/26/2022	360	355
SLM Private Education Loan Trust 2012-C			Wind Acquisition Finance SA
1.54%, 08/15/2023(b),(c)	8	8	7.38%, 04/23/2021(b)	290	276
SLM Private Education Loan Trust 2012-E					$8,022
1.19%, 10/16/2023(b),(c)	306	306
SLM Private Education Loan Trust 2013-A			Transportation - 0.75%
1.04%, 08/15/2022(b),(c)	836	835	Burlington Northern Santa Fe LLC
		$3,129	3.85%, 09/01/2023	185	206
			4.90%, 04/01/2044	95	113
Telecommunications - 2.62%			CSX Corp
AT&T Inc			3.70%, 10/30/2020	320	344
2.45%, 06/30/2020	230	235	3.95%, 05/01/2050	50	50
3.60%, 02/17/2023	365	381	5.50%, 04/15/2041	85	109
3.80%, 03/15/2022	335	356	6.25%, 03/15/2018	200	217
4.13%, 02/17/2026	200	215	7.38%, 02/01/2019	170	195
4.45%, 05/15/2021	95	104	Eletson Holdings Inc
4.50%, 05/15/2035	365	373	9.63%, 01/15/2022(b)	110	86
6.00%, 08/15/2040	195	228	FedEx Corp
6.38%, 03/01/2041	135	164	4.55%, 04/01/2046	75	81
B Communications Ltd			4.75%, 11/15/2045	345	385
7.38%, 02/15/2021(b)	35	37	Hornbeck Offshore Services Inc
CC Holdings GS V LLC / Crown Castle GS			5.00%, 03/01/2021	65	39
III Corp			Navios Maritime Acquisition Corp / Navios
3.85%, 04/15/2023	510	544	Acquisition Finance US Inc
Cisco Systems Inc			8.13%, 11/15/2021(b)	190	149
1.60%, 02/28/2019	145	147	Navios Maritime Holdings Inc / Navios
2.20%, 02/28/2021	265	273	Maritime Finance II US Inc
Frontier Communications Corp			7.38%, 01/15/2022(b)	140	62
8.88%, 09/15/2020	25	27	Navios South American Logistics Inc / Navios
11.00%, 09/15/2025	175	181	Logistics Finance US Inc
10.50%, 09/15/2022	120	127	7.25%, 05/01/2022(b)	185	130
Goodman Networks Inc			Union Pacific Corp
12.13%, 07/01/2018	95	48	4.38%, 11/15/2065	120	128
Intelsat Jackson Holdings SA					$2,294
7.25%, 10/15/2020	95	68
8.00%, 02/15/2024(b)	20	20	Trucking & Leasing - 0.07%
Intelsat Luxembourg SA			Penske Truck Leasing Co Lp / PTL Finance
7.75%, 06/01/2021	95	23	Corp
			3.38%, 02/01/2022(b)	200	204
8.13%, 06/01/2023	115	28
Level 3 Communications Inc
5.75%, 12/01/2022	55	56	TOTAL BONDS		$190,784
Level 3 Financing Inc				Principal
5.13%, 05/01/2023	35	35	CONVERTIBLE BONDS - 0.03%	Amount (000's) Value (000's)
5.38%, 01/15/2024	80	80	Semiconductors - 0.03%
6.13%, 01/15/2021	40	42	Jazz US Holdings Inc
Ooredoo International Finance Ltd			8.00%, 12/31/2018	60	86
3.88%, 01/31/2028	250	250
Sprint Capital Corp			TOTAL CONVERTIBLE BONDS		$86
6.88%, 11/15/2028	85	67	SENIOR FLOATING RATE INTERESTS - Principal
Sprint Communications Inc			1.94%	Amount (000's) Value (000's)
6.00%, 11/15/2022	15	12
7.00%, 08/15/2020	135	120	Aerospace & Defense - 0.04%
9.00%, 11/15/2018(b)	20	21	B/E Aerospace Inc, Term Loan B
9.13%, 03/01/2017	25	26	3.75%, 12/16/2021(c)	$131	$132
Sprint Corp
7.13%, 06/15/2024	140	112
			Automobile Manufacturers - 0.04%
7.88%, 09/15/2023	130	106	FCA US LLC, Term Loan B
T-Mobile USA Inc			3.50%, 05/24/2017(c)	72	72
6.00%, 03/01/2023	60	62	Navistar Inc, Term Loan B
6.13%, 01/15/2022	20	21	6.50%, 08/06/2020(c)	45	42
6.25%, 04/01/2021	675	704
					$114
6.50%, 01/15/2024	30	32
6.50%, 01/15/2026	95	100	Building Materials - 0.05%
6.63%, 04/28/2021	85	89	Builders FirstSource Inc, Term Loan B
			6.00%, 07/22/2022(c)	64	64

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Building Materials (continued)			Forest Products & Paper (continued)
GYP Holdings III Corp, Term Loan B			NewPage Corp, Term Loan B
4.75%, 03/26/2021(c)	$88	$86	0.00%, 02/05/2021(c),(g)	$115	$16
		$150			$311

Chemicals - 0.17%			Healthcare - Products - 0.05%
A Schulman Inc, Term Loan B			Kinetic Concepts Inc, Term Loan F1
4.00%, 05/11/2022(c)	59	59	5.00%, 11/04/2020(c)	62	61
Aruba Investments Inc, Term Loan B			Mallinckrodt International Finance SA, Term
4.50%, 02/02/2022(c)	15	14	Loan B
Axiall Holdco Inc, Term Loan B			3.25%, 03/19/2021(c)	84	83
4.00%, 02/25/2022(c)	40	40			$144
Emerald Performance Materials LLC, Term
Loan			Healthcare - Services - 0.20%
7.75%, 07/22/2022(c)	140	136	Acadia Healthcare Co Inc, Term Loan B2
			4.39%, 02/04/2023(c)	55	54
Ineos US Finance LLC, Term Loan B
3.75%, 12/15/2020(c)	175	171	DaVita HealthCare Partners Inc, Term Loan
			B
			3.50%, 06/18/2021(c)	44	44
Methanol Holdings Trinidad Ltd, Term Loan B
4.25%, 06/16/2022(c)	113	111	Lantheus Medical Imaging Inc, Term Loan B
			7.00%, 06/24/2022(c)	228	201
		$531
			MPH Acquisition Holdings LLC, Term Loan
Computers - 0.02%			B
Oberthur Technologies of America Corp,			5.00%, 05/25/2023(c)	170	170
Term Loan B2			Radnet Management Inc, Term Loan B
4.50%, 10/18/2019(c)	75	74	4.35%, 10/10/2018(c)	14	14
			8.00%, 03/25/2021(c)	130	124
					$607
Consumer Products - 0.06%
Dell International LLC, Term Loan B			Insurance - 0.05%
0.00%, 06/02/2023(c),(i)	60	60	Asurion LLC, Term Loan
Dell International LLC, Term Loan B2			8.50%, 02/19/2021(c)	65	62
4.00%, 04/29/2020(c)	120	119	Asurion LLC, Term Loan B1
		$179	5.00%, 05/24/2019(c)	32	32
			Asurion LLC, Term Loan B2
Diversified Financial Services - 0.05%			4.25%, 06/19/2020(c)	51	49
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021(c)	150	150			$143
			Internet - 0.03%
			Zayo Group LLC, Term Loan B
Electric - 0.02%			3.75%, 05/06/2021(c)	81	81
Dynegy Inc, Term Loan C
0.00%, 06/22/2023(c),(i)	50	49
			Investment Companies - 0.04%
			Frank Russell Co, Term Loan B
Entertainment - 0.23%			6.75%, 05/10/2023(c)	125	120
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(c)	155	155
Eldorado Resorts Inc, Term Loan B			Lodging - 0.03%
3.55%, 07/15/2022(c)	63	64	Hilton Worldwide Finance LLC, Term Loan
Lions Gate Entertainment Corp, Term Loan			B
B			3.50%, 09/23/2020(c)	95	95
5.00%, 03/11/2022(c)	140	142
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(c)	79	79	Media- 0.05%
			Numericable US LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			5.00%, 01/08/2024(c)	50	50
3.75%, 07/07/2020(c)	272	268

		$708	Univision Communications Inc, Term Loan
			C3
Food- 0.03%			4.00%, 03/01/2020(c)	24	24
B&G Foods Inc, Term Loan B			Univision Communications Inc, Term Loan
3.75%, 10/21/2022(c)	34	34	C4
JBS USA LLC, Term Loan B			4.00%, 03/01/2020(c)	74	73
4.16%, 08/18/2022(c)	25	25	WideOpenWest Finance LLC, Term Loan B
Pinnacle Foods Finance LLC, Term Loan I			4.50%, 04/01/2019(c)	19	19
3.61%, 01/13/2023(c)	40	40			$166
		$99
			Mining - 0.03%
Forest Products & Paper - 0.10%			FMG Resources August 2006 Pty Ltd, Term
Caraustar Industries Inc, Term Loan B			Loan B
8.00%, 04/26/2019(c)	84	84	4.25%, 06/30/2019(c)	97	92
8.00%, 05/01/2019(c)	154	154

NewPage Corp, DIP Delay-Draw Term Loan
DD			Oil & Gas - 0.04%
11.00%, 07/26/2017 (c)	23	23	Drillships Financing Holding Inc, Term Loan
			B1
NewPage Corp, DIP Term Loan ROLL UP			6.00%, 03/31/2021(c)	67	26
11.00%, 07/26/2017 (c)	62	34

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Software (continued)
EP Energy LLC, Term Loan B3			First Data Corp, Term Loan B
3.50%, 05/24/2018(c)	$40	$35	4.20%, 07/08/2022(c)	$60	$59
Seadrill Operating LP, Term Loan B			4.45%, 03/24/2021(c)	20	20
4.00%, 02/12/2021(c)	131	58			$144
		$119
			Trucking & Leasing - 0.03%
Oil & Gas Services - 0.09%			Fly Funding II Sarl, Term Loan
Navios Maritime Midstream Partners LP,			3.50%, 08/09/2019(c)	80	79
Term Loan B
5.36%, 06/15/2020(c)	267	255	TOTAL SENIOR FLOATING RATE INTERESTS		$5,927
Seventy Seven Operating LLC, Term Loan B			U.S. GOVERNMENT & GOVERNMENT	Principal
3.75%, 06/17/2021(c)	29	25	AGENCY OBLIGATIONS - 36.94%	Amount (000's) Value (000's)
		$280	Federal Home Loan Mortgage Corporation (FHLMC) -
			4.41%
Packaging & Containers - 0.03%			2.75%, 02/01/2037(c)	$24	$25
Berry Plastics Group Inc, Term Loan H			2.86%, 02/01/2034(c)	3	4
3.75%, 10/01/2022(c)	39	38
			3.00%, 11/01/2042	440	461
SIG Combibloc PurchaseCo Sarl, Term Loan
B			3.00%, 03/01/2043	1,919	2,022
4.25%, 03/11/2022(c)	54	54	3.50%, 10/01/2045	815	871
			3.50%, 07/01/2046(j)	800	843
		$92
			4.00%, 02/01/2044	530	574
Pharmaceuticals - 0.11%			4.00%, 10/01/2044	746	807
DPx Holdings BV, Term Loan B			4.00%, 01/01/2045	702	760
4.25%, 01/22/2021(c)	63	61	4.00%, 01/01/2046	1,469	1,576
Endo Luxembourg Finance Co I Sarl, Term			4.50%, 07/01/2024	44	48
Loan B			4.50%, 12/01/2043	1,803	1,987
3.75%, 06/24/2022(c)	45	44	4.50%, 09/01/2044	426	468
Grifols Worldwide Operations USA Inc, Term			5.00%, 05/01/2018	67	68
Loan B			5.00%, 06/01/2031	204	227
3.46%, 03/05/2021(c)	83	82	5.00%, 10/01/2035	72	80
Valeant Pharmaceuticals International Inc,			5.00%, 06/01/2041	2,012	2,255
Term Loan BE1			6.00%, 03/01/2031	17	19
4.75%, 08/05/2020(c)	105	102	6.00%, 06/01/2032	38	43
Valeant Pharmaceuticals International Inc,			6.00%, 10/01/2032	24	27
Term Loan BF1			6.00%, 01/01/2038	112	131
5.00%, 04/01/2022(c)	48	47	6.50%, 03/01/2029	6	7
		$336	6.50%, 05/01/2029	8	10
			6.50%, 04/01/2031	4	4
REITS- 0.08%			6.50%, 02/01/2032	8	9
iStar Inc, Term Loan B			6.50%, 05/01/2032	7	9
5.50%, 07/01/2020(c)	240	239
			6.50%, 05/01/2032	8	9
MGM Growth Properties Operating			6.50%, 04/01/2035	12	14
Partnership LP, Term Loan B			7.00%, 12/01/2029	22	24
4.00%, 04/07/2023(c)	10	10
			7.00%, 06/01/2030	4	5
		$249	7.00%, 12/01/2030	4	4
Retail - 0.16%			7.00%, 01/01/2031	1	1
Academy Ltd, Term Loan B			7.00%, 01/01/2031	3	4
5.00%, 06/16/2022(c)	106	99	7.00%, 02/01/2031	1	2
Dollar Tree Inc, Term Loan B2			7.00%, 12/01/2031	35	37
4.18%, 07/06/2022(c)	130	130	7.50%, 04/01/2030	5	6
JC Penney Corp Inc			7.50%, 09/01/2030	2	2
5.25%, 06/09/2023(c)	45	45	7.50%, 03/01/2031	14	16
KFC Holding Co			8.00%, 09/01/2030	37	39
0.00%, 06/02/2023(c),(i)	60	60			$13,498
Michaels Stores Inc, Term Loan B2			Federal National Mortgage Association (FNMA) - 13.70%
(c)
4.00%, 01/20/2028	80	80	2.43%, 07/01/2034(c)	3	3
PetSmart Inc, Term Loan B			2.50%, 03/01/2030	871	904
(c)
4.25%, 03/11/2022	94	93	2.50%, 07/01/2031(j)	5,880	6,083
		$507	3.00%, 10/01/2030	2,334	2,462
			3.00%, 07/01/2031(j)	750	786
Semiconductors - 0.06%
Avago Technologies Cayman Finance Ltd,			3.00%, 03/01/2034	582	614
Term Loan B1			3.00%, 11/01/2042	1,078	1,132
4.25%, 11/11/2022(c)	85	85	3.00%, 05/01/2043	266	279
			3.00%, 07/01/2046(j)	1,450	1,505
NXP BV, Term Loan B
3.75%, 11/05/2020(c)	91	91	3.50%, 04/01/2030	639	687
		$176	3.50%, 08/01/2034	706	751
			3.50%, 01/01/2041	64	68
Software - 0.05%			3.50%, 11/01/2042	1,275	1,346
Activision Blizzard Inc, Term Loan B			3.50%, 07/01/2043	1,329	1,421
3.25%, 07/26/2020(c)	6	6	3.50%, 07/01/2043	517	553
Evergreen Skills Lux Sarl, Term Loan			3.50%, 09/01/2044	3,053	3,264
3.75%, 04/08/2021(c)	59	59	3.50%, 11/01/2044	2,492	2,660

See accompanying notes.

Schedule of Investments Core Plus Bond Account June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)
3.50%, 07/01/2045(j)	$3,825	$4,036	(continued)
				7.50%, 05/15/2029	$18	$18
4.00%, 10/01/2019	36	37
				8.00%, 12/15/2030	9	11
4.00%, 08/01/2020	180	187
4.00%, 03/01/2034	680	740				$19,609
4.00%, 11/01/2040	2,219	2,421	U.S. Treasury - 11.33%
4.00%, 09/01/2043	974	1,056		0.50%, 11/30/2016	445	445
4.00%, 06/01/2044	450	486		0.63%, 08/15/2016	910	911
4.00%, 05/01/2045	700	757		0.88%, 04/30/2017(k)	850	853
4.00%, 12/01/2045	1,232	1,326		0.88%, 07/15/2018	1,125	1,131
4.50%, 07/01/2025	89	95		1.00%, 08/31/2016	300	300
4.50%, 11/01/2040	1,354	1,493		1.38%, 01/31/2020	5,825	5,936
4.50%, 09/01/2041	378	415		1.38%, 03/31/2020	250	255
4.50%, 12/01/2044	268	293		1.38%, 04/30/2020	300	306
5.00%, 02/01/2035	264	297		1.75%, 09/30/2019(l)	4,800	4,950
5.00%, 06/01/2040	23	26		1.75%, 04/30/2022	60	62
5.00%, 10/01/2041	353	394		1.88%, 11/30/2021	2,550	2,655
5.00%, 01/01/2042	367	413		2.00%, 05/31/2021	720	754
5.50%, 06/01/2019	26	27		2.00%, 10/31/2021	540	566
5.50%, 07/01/2019	15	16		2.00%, 02/15/2025	1,300	1,360
5.50%, 07/01/2019	7	7		2.13%, 05/15/2025	750	792
5.50%, 08/01/2019	4	4		2.63%, 01/31/2018	1,700	1,755
5.50%, 08/01/2019	21	22		2.75%, 08/15/2042	210	231
5.50%, 10/01/2019	31	32		2.88%, 08/15/2045	675	758
5.50%, 10/01/2019	40	43		3.00%, 11/15/2044	1,450	1,667
5.50%, 12/01/2022	35	39		3.00%, 05/15/2045	190	218
5.50%, 07/01/2033	405	459		3.00%, 11/15/2045	2,000	2,300
5.50%, 04/01/2035	40	45		3.13%, 02/15/2042	590	697
5.50%, 08/01/2036	805	907		3.13%, 08/15/2044	70	82
5.50%, 02/01/2037	14	16		3.75%, 11/15/2043	1,500	1,979
5.50%, 05/01/2040	68	77		4.75%, 02/15/2037	2,500	3,719
6.00%, 05/01/2031	4	5				$34,682
6.00%, 07/01/2035	253	292
6.00%, 02/01/2037	208	237	U.S. Treasury Inflation-Indexed Obligations - 1.09%
6.00%, 02/01/2038	104	121		0.13%, 04/15/2019	163	167
6.50%, 03/01/2032	11	12		0.13%, 01/15/2022	359	366
6.50%, 07/01/2037	49	59		0.25%, 01/15/2025	2,753	2,795
6.50%, 07/01/2037	70	85				$3,328
6.50%, 02/01/2038	54	66	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.50%, 03/01/2038	28	32	OBLIGATIONS			$113,061
6.50%, 09/01/2038	282	333	Total Investments			$329,855
7.00%, 02/01/2032	17	18	Other Assets and Liabilities - (7.78)%			$(23,804)
		$41,944	TOTAL NET ASSETS - 100.00%			$306,051
Government National Mortgage Association (GNMA) -
6.41%
1.50%, 07/20/2043(c)	371	380	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
3.00%, 02/15/2043	630	660		interest, but they may be called by the issuer at an earlier date.
3.00%, 07/20/2044	967	1,013	(b)	Security exempt from registration under Rule 144A of the Securities Act of
3.00%, 01/20/2046	682	714		1933. These securities may be resold in transactions exempt from
3.00%, 07/01/2046	2,900	3,032		registration, normally to qualified institutional buyers. At the end of the
3.50%, 10/15/2042	76	81		period, the value of these securities totaled $37,742 or 12.33% of net
3.50%, 07/01/2046	5,450	5,784		assets.
4.00%, 02/15/2042	249	271	(c)	Variable Rate. Rate shown is in effect at June 30, 2016.
4.00%, 07/01/2045(j)	2,750	2,955	(d)	Security is an Interest Only Strip.
4.00%, 02/20/2046	624	668	(e)	Security purchased on a when-issued basis.
4.50%, 09/15/2039	888	978	(f)	Fair value of these investments is determined in good faith by the Manager
4.50%, 11/15/2040	213	237		under procedures established and periodically reviewed by the Board of
4.50%, 07/20/2045	694	745		Directors. At the end of the period, the fair value of these securities totaled
5.00%, 02/15/2034	407	460		$457 or 0.15% of net assets.
5.00%, 10/15/2034	145	164	(g)	Non-Income Producing Security
5.00%, 10/20/2039	91	101	(h)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 07/20/2040	47	52		in lieu of cash.
5.00%, 02/15/2042	166	186	(i)	This Senior Floating Rate Note will settle after June 30, 2016, at which
5.50%, 12/20/2033	200	226		time the interest rate will be determined.
5.50%, 05/20/2035	22	25	(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.00%, 01/20/2029	37	43		Notes to Financial Statements for additional information.
6.00%, 07/20/2029	6	8	(k)	Security or a portion of the security was pledged to cover margin
6.00%, 12/15/2033	35	41		requirements for futures contracts. At the end of the period, the value of
6.00%, 12/20/2036	113	131		these securities totaled $362 or 0.12% of net assets.
6.50%, 03/20/2028	6	7	(l)	Security or a portion of the security was pledged to cover margin
6.50%, 05/20/2029	5	7		requirements for swap and/or swaption contracts. At the end of the period,
6.50%, 12/15/2032	517	595		the value of these securities totaled $794 or 0.26% of net assets.
7.00%, 03/15/2031	14	16

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	31.92%
Government	13.28%
Financial	12.76%
Asset Backed Securities	12.40%
Consumer, Non-cyclical	7.47%
Investment Companies	6.08%
Communications	5.28%
Consumer, Cyclical	4.59%
Energy	4.26%
Industrial	3.27%
Utilities	3.20%
Basic Materials	1.66%
Technology	1.58%
Diversified	0.03%
Other Assets and Liabilities	(7.78)%
TOTAL NET ASSETS	100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
	(Pay)/			Upfront		Unrealized
	Receive Fixed	Expiration	Notional	Premiums		Appreciation/
Reference Entity	Rate	Date	Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.HY.26	(5.00)%	06/20/2021	$3,500	$(98	) $	(14)	$(112)
CDX.NA.HY.25	(5.00)%	12/20/2020	4,356	19		(200)	(181)
CDX.NA.HY.25	(5.00)%	12/20/2020	4,356	(13)		(168)	(181)
Total				$(92	) $	(382)	$(474)

Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 10 Year Ultra Note; September 2016	Long	22	$3,097	$3,205	$108
US 2 Year Note; September 2016	Short	25	5,445	5,483	(38)
US 5 Year Note; September 2016	Long	66	7,924	8,063	139
US Long Bond; September 2016	Long	13	2,122	2,240	118
US Ultra Bond; September 2016	Long	22	3,829	4,100	271
Total					$598
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.55%
International Equity Index Fund (a)		8,126,932	$71,761
MidCap S&P 400 Index Fund (a)		2,258,691	42,599
SmallCap S&P 600 Index Fund (a)		1,856,979	42,525
			$156,885

Principal Variable Contracts Funds, Inc. Class 1 - 85.48%
Bond Market Index Account (a)		50,931,240	546,492
LargeCap S&P 500 Index Account (a)		25,143,863	375,649
			$922,141
TOTAL INVESTMENT COMPANIES			$1,079,026
Total Investments			$1,079,026
Other Assets and Liabilities - (0.03)%			$(273)
TOTAL NET ASSETS - 100.00%			$1,078,753

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			50.66%
Domestic Equity Funds			42.71%
International Equity Funds			6.66%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	50,813,812	$511,814	4,103,149	$43,068	3,985,721	$41,413	50,931,240	$513,466
International Equity Index Fund	7,867,228	77,275	975,921	8,394	716,217	6,322	8,126,932	79,335
LargeCap S&P 500 Index Account	24,934,691	242,039	1,952,956	26,862	1,743,784	25,045	25,143,863	244,387
MidCap S&P 400 Index Fund	2,342,483	35,165	224,551	3,717	308,343	5,509	2,258,691	33,383
SmallCap S&P 600 Index Fund	1,892,320	33,588	222,563	4,542	257,904	5,662	1,856,979	32,461
		$899,881		$86,583		$83,951		$903,032

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(3)			$—
International Equity Index Fund			—		(12)			—
LargeCap S&P 500 Index Account			—		531			—
MidCap S&P 400 Index Fund			—		10			—
SmallCap S&P 600 Index Fund			—		(7)			—
	$		—		$519			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 14.54%
International Equity Index Fund (a)		1,165,613	$10,292
MidCap S&P 400 Index Fund (a)		323,974	6,110
SmallCap S&P 600 Index Fund (a)		266,356	6,100
			$22,502

Principal Variable Contracts Funds, Inc. Class 1 - 85.49%
Bond Market Index Account (a)		7,305,775	78,391
LargeCap S&P 500 Managed Volatility Index		4,640,716	53,925
Account (a)
			$132,316
TOTAL INVESTMENT COMPANIES			$154,818
Total Investments			$154,818
Other Assets and Liabilities - (0.03)%			$(43)
TOTAL NET ASSETS - 100.00%			$154,775

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			50.65%
Domestic Equity Funds			42.73%
International Equity Funds			6.65%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	6,817,647	$69,933	999,484	$10,469	511,356	$5,306	7,305,775	$75,095
International Equity Index Fund	1,055,620	10,691	211,350	1,830	101,357	894	1,165,613	11,629
LargeCap S&P 500 Managed	4,281,462	47,120	621,602	6,820	262,348	2,932	4,640,716	51,008
Volatility Index Account
MidCap S&P 400 Index Fund	314,314	6,082	53,101	901	43,441	773	323,974	6,212
SmallCap S&P 600 Index Fund	253,917	6,107	48,887	1,015	36,448	798	266,356	6,325
		$139,933		$21,035		$10,703		$150,269

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(1)			$—
International Equity Index Fund			—		2			—
LargeCap S&P 500 Managed Volatility
Index Account			—		—			—
MidCap S&P 400 Index Fund			—		2			—
SmallCap S&P 600 Index Fund			—		1			—
	$		—		$4			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 19.45%
International Equity Index Fund (a)	36,755,414		$324,550
MidCap S&P 400 Index Fund (a)	8,936,322		168,539
SmallCap S&P 600 Index Fund (a)	7,346,975		168,246
			$661,335

Principal Variable Contracts Funds, Inc. Class 1 - 80.57%
Bond Market Index Account (a)	112,818,512		1,210,543
LargeCap S&P 500 Index Account (a)	102,318,548		1,528,639
			$2,739,182
TOTAL INVESTMENT COMPANIES			$3,400,517
Total Investments			$3,400,517
Other Assets and Liabilities - (0.02)%			$(845)
TOTAL NET ASSETS - 100.00%			$3,399,672

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54.87%
Fixed Income Funds			35.61%
International Equity Funds			9.54%
Other Assets and Liabilities			(0.02)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	110,605,381	$ 1,116,309	11,654,247	$122,290	9,441,116	$97,960	112,818,512	$ 1,140,603
International Equity Index Fund	34,947,810	351,945	4,049,083	34,855	2,241,479	19,830	36,755,414	366,933
LargeCap S&P 500 Index Account	99,688,722	1,086,447	6,818,049	94,177	4,188,223	60,135	102,318,548	1,120,385
MidCap S&P 400 Index Fund	9,105,130	147,871	780,916	12,978	949,724	16,993	8,936,322	143,868
SmallCap S&P 600 Index Fund	7,355,404	144,123	791,460	16,210	799,889	17,624	7,346,975	142,714
		$2,846,695		$280,510		$212,542		$2,914,503

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$(36)			$—
International Equity Index Fund			—		(37)			—
LargeCap S&P 500 Index Account			—		(104)			—
MidCap S&P 400 Index Fund			—		12			—
SmallCap S&P 600 Index Fund			—		5			—
	$		—		$(160)			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 19.45%
International Equity Index Fund (a)		3,107,157	$27,436
MidCap S&P 400 Index Fund (a)		755,409	14,247
SmallCap S&P 600 Index Fund (a)		621,064	14,223
			$55,906

Principal Variable Contracts Funds, Inc. Class 1 - 80.58%
Bond Market Index Account (a)		9,536,110	102,321
LargeCap S&P 500 Managed Volatility Index		11,129,050	129,320
Account (a)
			$231,641
TOTAL INVESTMENT COMPANIES			$287,547
Total Investments			$287,547
Other Assets and Liabilities - (0.03)%			$(75)
TOTAL NET ASSETS - 100.00%			$287,472

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Domestic Equity Funds			54.90%
Fixed Income Funds			35.59%
International Equity Funds			9.54%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	8,723,872	$89,404	1,556,395	$16,319	744,157	$7,718	9,536,110	$98,005
International Equity Index Fund	2,756,555	28,002	553,560	4,802	202,958	1,789	3,107,157	31,017
LargeCap S&P 500 Managed	10,062,306	110,845	1,448,275	15,972	381,531	4,248	11,129,050	122,568
Volatility Index Account
MidCap S&P 400 Index Fund	718,180	13,911	120,106	2,053	82,877	1,476	755,409	14,494
SmallCap S&P 600 Index Fund	580,172	13,984	110,860	2,316	69,968	1,536	621,064	14,763
		$256,146		$41,462		$16,767		$280,847

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$—			$—
International Equity Index Fund			—		2			—
LargeCap S&P 500 Managed Volatility
Index Account			—		(1)			—
MidCap S&P 400 Index Fund			—		6			—
SmallCap S&P 600 Index Fund			—		(1)			—
	$		—		$6			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 9.68%
International Equity Index Fund (a)		977,442	$8,631
MidCap S&P 400 Index Fund (a)		356,666	6,727
SmallCap S&P 600 Index Fund (a)		293,235	6,715
			$22,073

Principal Variable Contracts Funds, Inc. Class 1 - 90.35%
Bond Market Index Account (a)		13,941,967	149,597
LargeCap S&P 500 Index Account (a)		3,781,446	56,495
			$206,092
TOTAL INVESTMENT COMPANIES			$228,165
Total Investments			$228,165
Other Assets and Liabilities - (0.03)%			$(61)
TOTAL NET ASSETS - 100.00%			$228,104

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
Fixed Income Funds			65.58%
Domestic Equity Funds			30.67%
International Equity Funds			3.78%
Other Assets and Liabilities			(0.03)%
TOTAL NET ASSETS			100.00%

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	12,714,521	$129,365	2,294,518	$24,058	1,067,072	$11,130	13,941,967	$142,299
International Equity Index Fund	865,340	8,768	230,849	1,994	118,747	1,047	977,442	9,716
LargeCap S&P 500 Index Account	3,428,317	41,108	744,866	10,399	391,737	5,635	3,781,446	45,872
MidCap S&P 400 Index Fund	338,175	5,822	78,977	1,342	60,486	1,081	356,666	6,084
SmallCap S&P 600 Index Fund	273,191	5,787	70,533	1,466	50,489	1,105	293,235	6,145
		$190,850		$39,259		$19,998		$210,116

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account	$		—		$6			$—
International Equity Index Fund			—		1			—
LargeCap S&P 500 Index Account			—		—			—
MidCap S&P 400 Index Fund			—		1			—
SmallCap S&P 600 Index Fund			—		(3)			—
	$		—		$5			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS - 98.94%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.95%			Chemicals (continued)
WPP PLC	115,051	$2,398	Givaudan SA	594	$1,196
			Lonza Group AG (a)	10,912	1,812
					$4,182
Aerospace & Defense - 0.78%
Safran SA	12,605	849	Commercial Services - 1.59%
Thales SA	13,565	1,126	Ashtead Group PLC	48,988	700
		$1,975	Brookfield Business Partners LP (a)	1,806	34
			Kroton Educacional SA	187,000	790
Agriculture - 2.65%			New Oriental Education & Technology Group	14,468	606
British American Tobacco PLC	53,577	3,473	Inc ADR
Imperial Brands PLC	23,270	1,262	Ritchie Bros Auctioneers Inc	17,800	601
KT&G Corp	16,604	1,967	TAL Education Group ADR(a)	20,671	1,283
		$6,702			$4,014

Airlines - 0.47%			Computers - 0.80%
Ryanair Holdings PLC ADR	16,952	1,179	Capgemini SA	15,262	1,317
			CGI Group Inc (a)	16,400	701
Apparel - 0.60%					$2,018
Adidas AG	10,481	1,505
			Cosmetics & Personal Care - 0.68%
			Svenska Cellulosa AB SCA	53,588	1,722
Automobile Manufacturers - 3.65%
Fuji Heavy Industries Ltd	63,100	2,169
			Distribution & Wholesale - 0.73%
Maruti Suzuki India Ltd	20,640	1,283
			ITOCHU Corp	108,000	1,321
Renault SA	20,048	1,514
			Mitsubishi Corp	30,300	534
Tata Motors Ltd ADR	20,912	725
					$1,855
Toyota Motor Corp	71,563	3,528
		$9,219	Diversified Financial Services - 1.64%
			Euronext NV (c)	10,676	392
Automobile Parts & Equipment - 1.35%
			Intermediate Capital Group PLC	68,523	449
Bridgestone Corp	26,603	855
			Macquarie Group Ltd	18,527	964
Continental AG	7,919	1,498
			ORIX Corp	139,400	1,804
Toyota Industries Corp	26,600	1,058
			Zenkoku Hosho Co Ltd	14,800	541
		$3,411
					$4,150
Banks - 10.88%
			Electric - 2.53%
Axis Bank Ltd	144,921	1,152
			Enel SpA	361,443	1,604
Bancolombia SA ADR	12,113	423
			Iberdrola SA	341,998	2,333
Bangkok Bank PCL	105,700	489
Bank of Ireland (a)	3,029,337	625	Korea Electric Power Corp	46,917	2,463
					$6,400
Bank of Montreal	23,367	1,482
Bank of Nova Scotia/The	36,000	1,764	Electrical Components & Equipment - 0.31%
Bank Rakyat Indonesia Persero Tbk PT	874,400	719	Prysmian SpA	35,729	784
Barclays Africa Group Ltd	114,309	1,121
BNP Paribas SA	55,050	2,414
Credicorp Ltd	4,906	757	Electronics - 1.88%
Danske Bank A/S	52,566	1,384	Hon Hai Precision Industry Co Ltd	977,996	2,519
Erste Group Bank AG	31,894	726	Hoya Corp	44,996	1,607
HDFC Bank Ltd (b)	15,377	312	Yokogawa Electric Corp	54,600	616
HDFC Bank Ltd ADR	11,200	743			$4,742
Mediobanca SpA	137,967	795	Energy - Alternate Sources - 0.59%
Mitsubishi UFJ Financial Group Inc	602,949	2,703	Vestas Wind Systems A/S	21,913	1,489
Royal Bank of Canada	38,459	2,273
Siam Commercial Bank PCL/The (b)	130,500	519
Skandinaviska EnskildaBanken AB	138,671	1,211	Engineering & Construction - 2.93%
			Aena SA (c)	7,408	982
Societe Generale SA	14,036	439
Sumitomo Mitsui Trust Holdings Inc	291,000	947	Eiffage SA	18,798	1,336
Toronto-Dominion Bank/The	80,308	3,449	Obayashi Corp	97,500	1,038
Yes Bank Ltd	64,646	1,065	Promotora y Operadora de Infraestructura	57,493	708
		$27,512	SAB de CV
			Skanska AB	40,506	848
Beverages - 0.51%			Vinci SA	35,457	2,502
Ambev SA	217,700	1,291			$7,414

			Entertainment - 0.20%
Biotechnology - 1.15%			Paddy Power Betfair PLC	4,826	508
CSL Ltd	14,700	1,240
Genmab A/S (a)	9,182	1,674
		$2,914	Food - 3.09%
			Delhaize Group	19,767	2,088
Building Materials - 1.25%			Greencore Group PLC	114,637	472
CRH PLC	74,655	2,176	Gruma SAB de CV	40,703	586
Kingspan Group PLC	44,647	972	Jeronimo Martins SGPS SA	34,954	551
		$3,148	Koninklijke Ahold NV	22,830	504
			Nestle SA	38,369	2,973
Chemicals - 1.65%
Evonik Industries AG	39,379	1,174

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Media - 0.43%
Uni-President Enterprises Corp	327,280	$646	ProSiebenSat.1 Media SE	24,896	$1,089
		$7,820

Food Service - 0.44%			Mining - 1.06%
Compass Group PLC	59,107	1,125	Kinross Gold Corp (a)	273,800	1,343
			Yamana Gold Inc	254,700	1,325
					$2,668
Forest Products & Paper - 0.94%
Mondi PLC	66,474	1,244	Miscellaneous Manufacturers - 0.70%
UPM-Kymmene OYJ	61,824	1,136	FUJIFILM Holdings Corp	45,580	1,769
		$2,380

Gas - 0.79%			Oil & Gas - 4.72%
National Grid PLC	135,014	1,985	Bharat Petroleum Corp Ltd	58,018	923
			Caltex Australia Ltd	36,889	889
			Canadian Natural Resources Ltd	44,600	1,376
Hand & Machine Tools - 0.21%			Cenovus Energy Inc	44,729	619
Fuji Electric Co Ltd	125,263	522	China Petroleum & Chemical Corp	1,106,000	799
			Lukoil PJSC ADR	37,427	1,566
Healthcare - Services - 0.93%			Royal Dutch Shell PLC - A Shares	11,256	309
Fresenius SE & Co KGaA	32,040	2,354	Seven Generations Energy Ltd (a)	38,900	743
			Statoil ASA	95,207	1,645
			TOTAL SA	63,759	3,058
Holding Companies - Diversified - 0.99%					$11,927
CK Hutchison Holdings Ltd	104,011	1,144
Wharf Holdings Ltd/The	224,000	1,367	Oil & Gas Services - 0.24%
		$2,511	Technip SA	11,281	611

Home Builders - 2.22%
Barratt Developments PLC	223,029	1,212	Pharmaceuticals - 6.39%
Persimmon PLC	34,189	663	Actelion Ltd (a)	9,861	1,660
Sekisui House Ltd	121,832	2,133	BTG PLC (a)	75,025	725
Taylor Wimpey PLC	898,880	1,595	Daiichi Sankyo Co Ltd	42,200	1,025
		$5,603	Novo Nordisk A/S	77,184	4,157
			Recordati SpA	25,836	777
Home Furnishings - 1.05%			Roche Holding AG	20,013	5,281
Howden Joinery Group PLC	118,262	607	Shire PLC	40,822	2,523
Steinhoff International Holdings NV	357,537	2,051			$16,148
		$2,658
			Pipelines - 1.42%
Insurance - 5.42%			Keyera Corp	21,340	653
AXA SA	98,431	1,946	TransCanada Corp	65,173	2,949
BB Seguridade Participacoes SA	184,100	1,600			$3,602
Direct Line Insurance Group PLC	368,362	1,703
Fairfax Financial Holdings Ltd	1,788	963	Private Equity - 0.57%
Hannover Rueck SE	20,688	2,168	3i Group PLC	197,714	1,451
NN Group NV	37,869	1,042
PICC Property & Casualty Co Ltd	342,225	540	Real Estate - 2.48%
Sanlam Ltd	153,807	635	Brookfield Asset Management Inc	90,313	2,988
SCOR SE	36,598	1,082	Cheung Kong Property Holdings Ltd	112,160	707
Swiss Re AG	14,332	1,252	Deutsche Wohnen AG	35,410	1,206
Tokio Marine Holdings Inc	23,350	777	Vonovia SE	22,990	839
		$13,708	Wheelock & Co Ltd	113,369	532
Internet - 2.70%					$6,272
Alibaba Group Holding Ltd ADR(a)	9,116	725
Auto Trader Group PLC (c)	179,349	848	REITS - 0.29%
			Fibra Uno Administracion SA de CV	339,474	723
NAVER Corp	1,919	1,189
Tencent Holdings Ltd	176,693	4,053
		$6,815	Retail - 3.48%
			Alimentation Couche-Tard Inc	50,923	2,187
Investment Companies - 0.51%			Dollarama Inc	31,384	2,191
Investor AB	38,635	1,298	Pandora A/S	20,244	2,757
			Wal-Mart de Mexico SAB de CV	687,722	1,655
Iron & Steel - 0.45%					$8,790
Fortescue Metals Group Ltd	234,630	628	Semiconductors - 4.33%
Hitachi Metals Ltd	50,400	512	Infineon Technologies AG	103,004	1,491
		$1,140	Samsung Electronics Co Ltd	2,557	3,184
Machinery - Construction & Mining - 0.43%			Taiwan Semiconductor Manufacturing Co Ltd	745,140	3,755
ABB Ltd (a)	54,428	1,077	Tokyo Electron Ltd	23,400	1,978
			Ulvac Inc	17,100	525
					$10,933
Machinery - Diversified - 0.63%
Hexagon AB	23,450	858	Software - 1.61%
Mitsubishi Heavy Industries Ltd	181,000	728	HCL Technologies Ltd	47,886	520
		$1,586	Open Text Corp	10,200	603
			SAP SE	24,551	1,844

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Country	Percent
Software (continued)
UBISOFT Entertainment (a)	30,103	$1,096	Japan	15.13%
			Canada	11.99%
		$4,063	France	8.95%
Telecommunications - 8.63%			United Kingdom	8.88%
Bharti Infratel Ltd	155,786	798	Germany	7.08%
BT Group PLC	410,313	2,255	Switzerland	6.05%
China Mobile Ltd	198,954	2,299	Denmark	4.53%
China Telecom Corp Ltd	2,792,556	1,256	China	3.67%
Deutsche Telekom AG	159,843	2,726	Korea, Republic Of	3.48%
KDDI Corp	76,362	2,322	India	2.98%
Koninklijke KPN NV	286,344	1,021	Taiwan, Province Of China	2.74%
MTN Group Ltd	54,528	530	Hong Kong	2.39%
Nippon Telegraph & Telephone Corp	59,113	2,772	Ireland	2.36%
NTT DOCOMO Inc	94,000	2,535	Sweden	2.34%
Orange SA	137,769	2,240	South Africa	2.20%
Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,063	Italy	1.57%
		$21,817	Australia	1.47%
			United States	1.46%
Transportation - 1.59%			Mexico	1.45%
Canadian National Railway Co	35,028	2,069	Brazil	1.45%
East Japan Railway Co	21,000	1,946	Spain	1.31%
		$4,015	Netherlands	1.29%
Water - 0.43%			Belgium	0.82%
Veolia Environnement SA	49,986	1,079	Indonesia	0.70%
			Norway	0.65%
TOTAL COMMON STOCKS		$250,071	Russian Federation	0.62%
			Finland	0.45%
INVESTMENT COMPANIES - 0.46%	Shares Held Value (000's)
			Thailand	0.40%
Money Market Funds - 0.46%			Peru	0.30%
BlackRock Liquidity Funds FedFund Portfolio	1,158,101	1,159	Austria	0.29%
			Portugal	0.22%
TOTAL INVESTMENT COMPANIES		$1,159	Colombia	0.17%
Total Investments		$251,230	Bermuda	0.01%
Other Assets and Liabilities - 0.60%		$1,522	Other Assets and Liabilities	0.60%
TOTAL NET ASSETS - 100.00%		$252,752	TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $831 or 0.33% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,222 or 0.88% of net assets.

See accompanying notes.

Schedule of Investments Equity Income Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.54%			Gas - 1.27%
Boeing Co/The	34,982	$4,543	Sempra Energy	60,235	$6,868
Lockheed Martin Corp	4,535	1,126
Raytheon Co	19,650	2,671	Healthcare - Products - 3.95%
		$8,340	Abbott Laboratories	180,194	7,084
Airlines - 0.76%			Becton Dickinson and Co	33,175	5,626
Delta Air Lines Inc	113,062	4,119	Medtronic PLC	99,578	8,640
					$21,350

Apparel - 1.04%			Insurance - 5.24%
VF Corp	91,655	5,636	Allstate Corp/The	81,875	5,727
			Chubb Ltd	117,615	15,374
			MetLife Inc	117,201	4,668
Automobile Manufacturers - 1.39%			Swiss Re AG ADR	116,921	2,566
PACCAR Inc	145,518	7,548			$28,335

			Machinery - Diversified - 2.09%
Automobile Parts & Equipment - 2.17%
			Deere & Co	139,405	11,297
Autoliv Inc	68,217	7,330
Johnson Controls Inc	99,489	4,403
		$11,733	Media - 0.35%
			Walt Disney Co/The	19,623	1,920
Banks - 8.81%
Bank of Nova Scotia/The	109,900	5,386
Grupo Financiero Santander Mexico SAB de	241,097	2,192	Miscellaneous Manufacturers - 2.10%
CV ADR			3M Co	18,952	3,319
JPMorgan Chase & Co	179,417	11,149	Parker-Hannifin Corp	74,255	8,023
M&T Bank Corp	31,576	3,733			$11,342
PNC Financial Services Group Inc/The	112,657	9,169
			Oil & Gas - 10.60%
US Bancorp	189,268	7,633
			Chevron Corp	66,391	6,960
Wells Fargo & Co	177,325	8,393
			Cimarex Energy Co	72,227	8,618
		$47,655	Exxon Mobil Corp	97,103	9,102
Beverages - 0.81%			HollyFrontier Corp	46,141	1,097
Coca-Cola Co/The	96,734	4,385	Marathon Petroleum Corp	251,459	9,545
			Occidental Petroleum Corp	144,693	10,933
			Royal Dutch Shell PLC - B shares ADR	197,817	11,078
Chemicals - 1.96%					$57,333
Air Products & Chemicals Inc	34,362	4,881
EI du Pont de Nemours & Co	52,126	3,378	Pharmaceuticals - 7.87%
PPG Industries Inc	22,462	2,339	Johnson & Johnson	62,101	7,533
		$10,598	Merck & Co Inc	136,042	7,837
			Novartis AG ADR	72,778	6,005
Computers - 4.38%			Pfizer Inc	204,408	7,197
Accenture PLC - Class A	17,741	2,010	Roche Holding AG ADR	277,737	9,152
Apple Inc	140,487	13,431	Teva Pharmaceutical Industries Ltd ADR	96,721	4,858
EMC Corp/MA	216,432	5,880			$42,582
International Business Machines Corp	15,638	2,374
		$23,695	Pipelines - 2.44%
			Enterprise Products Partners LP	441,781	12,926
Diversified Financial Services - 6.72%			Kinder Morgan Inc/DE	14,887	279
BlackRock Inc	32,841	11,249			$13,205
Discover Financial Services	221,728	11,882
FNF Group	353,027	13,239	Private Equity - 1.15%
		$36,370	KKR & Co LP	504,447	6,225

Electric - 5.73%
Eversource Energy	132,006	7,907	REITS - 3.68%
NextEra Energy Inc	50,440	6,577	American Capital Agency Corp	272,107	5,393
WEC Energy Group Inc	125,750	8,212	Annaly Capital Management Inc	546,659	6,051
Xcel Energy Inc	185,212	8,294	Digital Realty Trust Inc	77,499	8,447
		$30,990			$19,891

Electrical Components & Equipment - 0.80%			Retail - 2.78%
Emerson Electric Co	83,605	4,361	Costco Wholesale Corp	25,005	3,927
			Genuine Parts Co	42,089	4,261
			Starbucks Corp	115,188	6,580
Electronics - 1.11%			Tiffany & Co	4,223	256
Garmin Ltd	25,243	1,071			$15,024
Honeywell International Inc	42,267	4,916
		$5,987	Semiconductors - 6.11%
			Applied Materials Inc	334,805	8,025
Food - 3.09%			Maxim Integrated Products Inc	149,440	5,334
Kraft Heinz Co/The	78,348	6,932	Microchip Technology Inc	241,351	12,251
Kroger Co/The	266,041	9,788	Taiwan Semiconductor Manufacturing Co Ltd	285,187	7,480
		$16,720	ADR
					$33,090

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Software - 1.50%
Fidelity National Information Services Inc	44,437	$3,274
Microsoft Corp	94,774	4,850
		$8,124

Telecommunications - 2.79%
BCE Inc	162,192	7,673
Verizon Communications Inc	132,531	7,401
		$15,074

Toys, Games & Hobbies - 2.31%
Hasbro Inc	148,834	12,501

Transportation - 1.96%
Norfolk Southern Corp	3,209	273
Union Pacific Corp	76,893	6,709
United Parcel Service Inc	33,579	3,617
		$10,599
TOTAL COMMON STOCKS		$532,897
INVESTMENT COMPANIES - 1.26%	Shares Held Value (000's)

Money Market Funds - 1.26%
BlackRock Liquidity Funds FedFund Portfolio	6,830,403	6,830

TOTAL INVESTMENT COMPANIES		$6,830
Total Investments		$539,727
Other Assets and Liabilities - 0.24%		$1,295
TOTAL NET ASSETS - 100.00%		$541,022

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.60%
Consumer, Non-cyclical		15.72%
Energy		13.04%
Technology		12.00%
Consumer, Cyclical		10.45%
Industrial		9.60%
Utilities		7.00%
Communications		3.13%
Basic Materials		1.96%
Investment Companies		1.26%
Other Assets and Liabilities		0.24%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.79%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Money Market Funds - 0.79%
BlackRock Liquidity Funds FedFund Portfolio	2,084,208	$2,084	Mortgage Backed Securities (continued)
			Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$2,084	1.82%, 04/25/2045(a),(c)	$10,697	$741
			1.82%, 06/25/2045(a),(c)	14,602	1,045

	Principal		1.86%, 07/25/2045(a),(c)	9,562	677
BONDS- 30.96%	Amount (000's) Value (000's)
			1.89%, 12/25/2044(a),(c)	14,991	1,032
Commercial Mortgage Backed Securities - 10.15%			1.92%, 08/25/2044(a),(c)	7,095	484
CFCRE Commercial Mortgage Trust 2011-			2.00%, 02/25/2040(a)	1,389	1,407
C1			2.50%, 11/25/2041	942	975
6.39%, 04/15/2044(a),(b)	$1,000	$1,081	3.00%, 12/25/2032(a),(c)	6,360	803
COMM 2014-UBS4 Mortgage Trust			3.50%, 01/25/2028(a),(c)	4,689	529
4.78%, 08/10/2047(a)	1,000	1,005	3.50%, 01/25/2040(a),(c)	5,314	565
Ginnie Mae			3.50%, 11/25/2042	2,500	2,738
0.10%, 04/16/2053(a),(c)	8,719	207	3.50%, 11/25/2042(a),(c)	5,803	960
0.52%, 01/16/2054(a),(c)	19,160	867	4.00%, 12/25/2039(c)	2,934	345
0.67%, 04/16/2047(a),(c)	14,537	730	4.00%, 11/25/2042(a),(c)	3,049	645
0.69%, 03/16/2049(a),(c)	7,794	287	4.50%, 04/25/2045(a),(c)	5,312	1,183
0.73%, 11/16/2045(a),(c)	24,081	1,215	7.00%, 04/25/2032	194	225
0.77%, 09/16/2051(a),(c)	4,915	284	8.70%, 12/25/2019	2	2
0.77%, 12/16/2053(a),(c)	14,394	799	Freddie Mac REMICS
0.78%, 10/16/2054(a),(c)	13,324	550	1.50%, 04/15/2028	1,915	1,930
0.82%, 11/16/2052(a),(c)	16,707	962	1.87%, 05/15/2038(a),(c)	8,882	511
0.82%, 02/16/2053(a),(c)	14,097	888	1.91%, 04/15/2040(a),(c)	11,425	886
0.88%, 03/16/2052(a),(c)	16,471	1,105	2.00%, 10/15/2040(a),(c)	5,835	468
0.91%, 07/16/2047(a),(c)	7,609	477	2.50%, 11/15/2028(a),(c)	6,371	448
0.94%, 02/16/2055(a),(c)	24,816	1,041	2.50%, 11/15/2032	1,542	1,566
0.96%, 02/16/2046(a),(c)	13,010	763	2.50%, 01/15/2043(a),(c)	4,004	470
0.96%, 09/16/2053(a),(c)	13,545	800	2.50%, 02/15/2043	1,460	1,473
0.96%, 10/16/2056(a),(c)	6,366	514	3.00%, 11/15/2030(a),(c)	4,719	299
2.27%, 03/16/2046(a)	1,580	1,601	3.00%, 06/15/2033(a),(c)	8,431	521
GS Mortgage Securities Trust 2011-GC5			3.00%, 11/15/2035	950	990
5.55%, 08/10/2044(a),(b)	900	892	3.00%, 06/15/2040	818	853
GS Mortgage Securities Trust 2015-GC34			3.50%, 10/15/2027(c)	6,540	737
4.81%, 10/10/2048(a)	900	909	3.50%, 08/15/2040(a),(c)	5,191	525
JP Morgan Chase Commercial Mortgage			4.00%, 02/15/2039(a),(c)	5,775	554
Securities Trust 2011-C5			4.00%, 05/15/2039	4,200	4,510
5.49%, 08/15/2046(a),(b)	2,000	2,235	4.00%, 10/15/2040	3,000	3,276
JP Morgan Chase Commercial Mortgage			4.50%, 05/15/2037(a)	827	858
Securities Trust 2013-C16			Freddie Mac Strips
5.08%, 12/15/2046(a)	1,800	2,033	1.96%, 02/15/2038(a),(c)	14,403	991
JPMBB Commercial Mortgage Securities			3.00%, 12/15/2032(a),(c)	9,083	1,000
Trust 2014-C25			Ginnie Mae
4.60%, 11/15/2047(a)	1,000	1,000	1.17%, 09/20/2037(a),(c)	12,824	488
WFRBS Commercial Mortgage Trust 2013-			1.19%, 03/20/2041(a),(c)	5,252	208
C14			3.50%, 12/20/2034(a),(c)	4,720	170
4.13%, 06/15/2046(a),(b)	1,000	881	3.50%, 05/20/2039	315	328
WFRBS Commercial Mortgage Trust 2014-			3.50%, 05/20/2043(a),(c)	6,687	1,078
C23			4.00%, 04/20/2045(a),(c)	5,025	911
4.52%, 10/15/2057(a)	1,000	1,092	JP Morgan Mortgage Trust 2013-1
WFRBS Commercial Mortgage Trust 2014-			3.00%, 03/25/2043(b)	1,297	1,313
LC14			New Residential Mortgage Loan Trust 2014-
4.34%, 03/15/2047(a)	2,450	2,513	1
		$26,731	5.00%, 01/25/2054(a),(b)	1,810	1,938
Home Equity Asset Backed Securities - 1.15%			New Residential Mortgage Loan Trust 2014-
			3
ACE Securities Corp Mortgage Loan Trust			4.75%, 11/25/2054(a),(b)	1,236	1,353
Series 2007-D1
6.34%, 02/25/2038(a),(b)	1,800	1,728	New Residential Mortgage Loan Trust 2015-
6.93%, 02/25/2038(b)	1,309	1,288	2
			5.61%, 08/25/2055(a),(b)	1,351	1,456
		$3,016
			Springleaf Mortgage Loan Trust 2013-3
Mortgage Backed Securities - 19.63%			3.79%, 09/25/2057(a),(b)	1,000	1,005
Citigroup Mortgage Loan Trust 2009-11					$51,697
1.80%, 10/25/2035(a),(b)	8	8
Citigroup Mortgage Loan Trust 2010-10			Other Asset Backed Securities - 0.03%
2.65%, 02/25/2036(a),(b)	1,400	1,415	Chase Funding Trust Series 2004-1
			0.91%, 12/25/2033(a)	98	92
Fannie Mae Grantor Trust 2005-T1
0.80%, 05/25/2035(a)	365	358
Fannie Mae Interest Strip			TOTAL BONDS		$81,536
3.50%, 12/25/2043(c)	2,555	386	U.S. GOVERNMENT & GOVERNMENT	Principal
Fannie Mae REMICS			AGENCY OBLIGATIONS - 67.32%	Amount (000's) Value (000's)
1.68%, 03/25/2046(a),(c)	9,255	617	Federal Home Loan Mortgage Corporation (FHLMC) -
1.74%, 05/25/2046(a),(c)	14,259	870	15.57%
1.76%, 09/25/2055(a),(c)	8,550	573	2.00%, 02/01/2028	$1,726	$1,765
			2.00%, 03/01/2028	433	443

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.48%, 09/01/2032(a)	$24	$25	6.50%, 03/01/2028	$4	$5
2.50%, 09/01/2027	620	642	6.50%, 09/01/2028	1	2
2.50%, 02/01/2028	1,248	1,296	6.50%, 10/01/2028	29	34
3.00%, 02/01/2027	466	491	6.50%, 11/01/2028	6	7
3.00%, 08/01/2042	1,059	1,100	6.50%, 12/01/2028	15	17
3.00%, 10/01/2042	1,382	1,437	6.50%, 03/01/2029	6	7
3.00%, 10/01/2042	767	799	6.50%, 07/01/2031	66	76
3.00%, 10/01/2042	1,481	1,560	6.50%, 08/01/2031	6	7
3.00%, 05/01/2043	1,546	1,621	6.50%, 10/01/2031	9	10
3.50%, 02/01/2032	1,964	2,104	6.50%, 10/01/2031	14	17
3.50%, 04/01/2042	548	579	6.50%, 12/01/2031	27	31
3.50%, 04/01/2042	2,400	2,543	6.50%, 02/01/2032	23	27
3.50%, 05/01/2042	838	895	6.50%, 05/01/2032	59	70
3.50%, 07/01/2042	3,070	3,263	6.50%, 04/01/2035	9	11
3.50%, 09/01/2042	1,393	1,476	7.00%, 09/01/2023	11	12
3.50%, 10/01/2042	835	892	7.00%, 12/01/2023	5	6
3.50%, 02/01/2044	1,277	1,361	7.00%, 01/01/2024	5	6
3.50%, 08/01/2045	1,304	1,396	7.00%, 09/01/2027	6	8
4.00%, 12/01/2040	572	623	7.00%, 01/01/2028	56	63
4.00%, 07/01/2042	1,138	1,254	7.00%, 04/01/2028	28	32
4.00%, 01/01/2043	1,687	1,828	7.00%, 05/01/2028	4	5
4.00%, 06/01/2043	1,951	2,127	7.00%, 10/01/2031	11	12
4.50%, 08/01/2033	72	79	7.00%, 10/01/2031	15	17
4.50%, 07/01/2039	1,025	1,125	7.00%, 04/01/2032	88	108
4.50%, 12/01/2040	1,141	1,253	7.50%, 10/01/2030	14	17
4.50%, 05/01/2041	1,127	1,245	7.50%, 02/01/2031	6	7
4.50%, 11/01/2043	1,514	1,703	7.50%, 02/01/2031	7	8
5.00%, 10/01/2025	253	279	7.50%, 02/01/2031	11	13
5.00%, 02/01/2033	312	348	8.00%, 10/01/2030	25	30
5.00%, 06/01/2033	289	326	8.00%, 12/01/2030	2	2
5.00%, 07/01/2035	188	208	8.50%, 07/01/2029	32	35
5.00%, 07/01/2035	51	57			$41,019
5.00%, 07/01/2035	22	24
5.00%, 10/01/2035	88	99	Federal National Mortgage Association (FNMA) - 33.90%
5.50%, 04/01/2018	18	18	2.00%, 10/01/2027	1,593	1,627
5.50%, 03/01/2024	15	17	2.00%, 10/01/2027	629	642
			2.43%, 07/01/2034(a)	64	68
5.50%, 03/01/2033	212	239	2.45%, 12/01/2032(a)	47	49
5.50%, 04/01/2038	17	19	2.48%, 12/01/2033(a)	167	173
5.50%, 05/01/2038	80	90
6.00%, 04/01/2017	5	5	2.50%, 05/01/2027	1,621	1,682
6.00%, 04/01/2017	7	7	2.50%, 06/01/2027	1,950	2,023
6.00%, 05/01/2017	6	6	2.50%, 05/01/2028	978	1,024
6.00%, 07/01/2017	2	2	2.50%, 07/01/2028	735	758
6.00%, 12/01/2023	6	7	2.50%, 08/01/2028	1,374	1,438
6.00%, 05/01/2031	20	22	3.00%, 05/01/2028	1,236	1,305
6.00%, 12/01/2031	23	27	3.00%, 05/01/2029	1,502	1,587
6.00%, 09/01/2032	26	30	3.00%, 10/01/2042	2,185	2,297
6.00%, 11/01/2033	51	59	3.00%, 11/01/2042	768	799
6.00%, 11/01/2033	71	81	3.00%, 11/01/2042	2,372	2,493
6.00%, 05/01/2034	313	353	3.00%, 01/01/2043	1,011	1,062
6.00%, 05/01/2034	154	175	3.00%, 02/01/2043	1,521	1,603
6.00%, 09/01/2034	97	112	3.00%, 04/01/2043	1,376	1,431
6.00%, 02/01/2035	96	109	3.00%, 06/01/2043	2,682	2,818
6.00%, 10/01/2036(a)	87	100	3.50%, 02/01/2042	1,664	1,790
6.00%, 03/01/2037	69	80	3.50%, 09/01/2042	2,847	3,045
6.00%, 01/01/2038	156	183	3.50%, 11/01/2042	2,016	2,161
6.00%, 01/01/2038(a)	51	59	3.50%, 12/01/2042	2,124	2,273
6.00%, 04/01/2038	84	97	3.50%, 02/01/2043	738	792
6.50%, 06/01/2017	9	9	3.50%, 10/01/2044	877	944
6.50%, 06/01/2018	4	4	3.50%, 11/01/2044	884	951
6.50%, 08/01/2021	4	4	3.50%, 03/01/2045	916	982
6.50%, 12/01/2021	27	31	3.50%, 03/01/2045	2,173	2,324
6.50%, 04/01/2022	30	34	3.50%, 06/01/2045	1,542	1,659
6.50%, 05/01/2022	13	15	3.50%, 09/01/2045	1,328	1,421
6.50%, 05/01/2023	18	19	3.50%, 01/01/2046	974	1,047
6.50%, 04/01/2024	7	8	4.00%, 01/01/2034	925	1,002
6.50%, 04/01/2026	5	5	4.00%, 11/01/2040	902	971
6.50%, 05/01/2026	2	3	4.00%, 12/01/2040	877	962
6.50%, 05/01/2026	6	7	4.00%, 02/01/2041	2,213	2,427
6.50%, 12/01/2027	6	7	4.00%, 03/01/2041	2,143	2,304
6.50%, 01/01/2028	7	8	4.00%, 02/01/2042	1,366	1,498
			4.00%, 04/01/2042	1,008	1,083

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2043	$754	$828	6.50%, 07/01/2028	$11	$13
4.00%, 10/01/2043	705	772	6.50%, 09/01/2028	19	22
4.00%, 10/01/2043	718	778	6.50%, 02/01/2029	4	5
4.00%, 08/01/2044	837	919	6.50%, 03/01/2029	11	12
4.00%, 10/01/2044	2,540	2,758	6.50%, 04/01/2029	5	6
4.00%, 02/01/2045	1,366	1,502	6.50%, 06/01/2031	12	13
4.00%, 09/01/2045	2,690	2,962	6.50%, 06/01/2031	10	12
4.50%, 12/01/2019	34	35	6.50%, 01/01/2032	4	5
4.50%, 01/01/2020	126	130	6.50%, 04/01/2032	62	72
4.50%, 08/01/2039	712	795	6.50%, 08/01/2032	20	23
4.50%, 09/01/2039	1,069	1,176	6.50%, 11/01/2032	32	37
4.50%, 03/01/2042	721	806	6.50%, 02/01/2033	32	36
4.50%, 09/01/2043	1,175	1,317	6.50%, 12/01/2036	73	84
4.50%, 09/01/2043	2,864	3,212	6.50%, 07/01/2037	54	65
4.50%, 10/01/2043	1,440	1,614	6.50%, 07/01/2037	38	46
4.50%, 11/01/2043	1,626	1,823	6.50%, 02/01/2038	42	52
4.50%, 09/01/2044	847	952	7.00%, 11/01/2027	7	8
5.00%, 01/01/2018	49	50	7.00%, 08/01/2028	27	31
5.00%, 11/01/2018	48	49	7.00%, 12/01/2028	22	26
5.00%, 05/01/2033	2,000	2,270	7.00%, 10/01/2029	26	31
5.00%, 04/01/2035	157	177	7.00%, 05/01/2031	5	5
5.00%, 04/01/2035	201	227	7.00%, 11/01/2031	46	51
5.00%, 07/01/2035	10	11	7.50%, 04/01/2022	1	1
5.00%, 02/01/2038	548	621	7.50%, 11/01/2029	15	16
5.00%, 02/01/2040	2,230	2,531	8.00%, 05/01/2027	19	21
5.00%, 07/01/2041	1,775	2,023	8.00%, 09/01/2027	10	10
5.50%, 08/01/2017	13	13	8.00%, 06/01/2030	3	4
5.50%, 12/01/2017	9	9	8.50%, 10/01/2027	32	33
5.50%, 01/01/2018	17	18	9.00%, 09/01/2030	9	11
5.50%, 07/01/2019	28	29			$89,283
5.50%, 08/01/2019	5	5	Government National Mortgage Association (GNMA) -
5.50%, 08/01/2019	8	8	8.20%
5.50%, 08/01/2019	8	8	3.00%, 04/15/2027	950	1,002
5.50%, 08/01/2019	64	66	3.00%, 11/15/2042	1,518	1,587
5.50%, 08/01/2019	13	14	3.00%, 12/15/2042	2,748	2,874
5.50%, 08/01/2019	6	6	3.00%, 02/15/2043	2,243	2,359
5.50%, 09/01/2019	37	39	3.50%, 12/20/2041	1,461	1,556
5.50%, 10/01/2019	16	17	3.50%, 01/15/2043	1,784	1,915
5.50%, 05/01/2024	16	18	3.50%, 06/20/2043	1,153	1,240
5.50%, 05/01/2033	34	37	3.50%, 04/20/2045	1,300	1,389
5.50%, 06/01/2033	126	143	3.50%, 09/20/2045	1,658	1,780
5.50%, 06/01/2033	97	110	4.00%, 08/15/2041	1,505	1,642
5.50%, 09/01/2033	508	584	4.50%, 07/15/2040	1,153	1,279
5.50%, 02/01/2037	13	14	5.00%, 09/15/2033	9	10
5.50%, 03/01/2038	197	227	5.00%, 02/15/2034	528	596
5.50%, 03/01/2038	280	318	5.00%, 09/15/2039	75	85
5.50%, 08/01/2038	152	174	5.50%, 07/20/2033	239	269
6.00%, 12/01/2016	3	3	5.50%, 11/15/2033	46	53
6.00%, 08/01/2017	17	17	5.50%, 03/20/2034	255	293
6.00%, 06/01/2022	33	37	5.50%, 05/20/2035	222	250
6.00%, 11/01/2028	15	17	5.50%, 01/15/2039	72	83
6.00%, 08/01/2031	68	78	5.50%, 03/15/2039	139	157
6.00%, 12/01/2031	18	20	6.00%, 06/20/2024	49	55
6.00%, 01/01/2033	100	116	6.00%, 02/20/2026	5	6
6.00%, 02/01/2034	24	28	6.00%, 04/20/2026	8	10
6.00%, 05/01/2037	218	240	6.00%, 05/20/2026	5	6
6.00%, 07/01/2037	243	280	6.00%, 06/20/2026	7	7
6.00%, 11/01/2037	30	34	6.00%, 06/20/2026	9	10
6.00%, 12/01/2037	9	10	6.00%, 07/20/2026	3	4
6.00%, 03/01/2038	100	114	6.00%, 09/20/2026	9	10
6.00%, 08/01/2038	589	682	6.00%, 03/20/2027	22	25
6.50%, 08/01/2017	5	5	6.00%, 01/20/2028	6	7
6.50%, 11/01/2023	25	29	6.00%, 03/20/2028	4	5
6.50%, 05/01/2024	18	21	6.00%, 06/20/2028	23	26
6.50%, 09/01/2024	20	23	6.00%, 07/20/2028	15	17
6.50%, 07/01/2025	13	15	6.00%, 02/20/2029	14	16
6.50%, 08/01/2025	33	36	6.00%, 03/20/2029	27	31
6.50%, 02/01/2026	6	7	6.00%, 07/20/2029	29	33
6.50%, 03/01/2026	2	2	6.00%, 05/20/2032(a)	48	57
6.50%, 05/01/2026	4	5	6.00%, 07/20/2033	188	221
6.50%, 06/01/2026	2	3

See accompanying notes.

		Schedule of Investments
	Government & High Quality Bond Account
		June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)
6.50%, 12/20/2025	$13	$15
6.50%, 01/20/2026	8	8
6.50%, 02/20/2026	13	15
6.50%, 03/20/2031	17	21
6.50%, 04/20/2031	18	22
7.00%, 01/15/2028	1	2
7.00%, 01/15/2028	8	9
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	4	4
7.00%, 01/15/2028	1	1
7.00%, 03/15/2028	104	117
7.00%, 05/15/2028	39	43
7.00%, 01/15/2029	17	19
7.00%, 03/15/2029	5	5
7.00%, 05/15/2031	13	16
7.00%, 06/20/2031	13	16
7.00%, 09/15/2031	36	42
7.00%, 06/15/2032	200	236
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 04/15/2023	13	14
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	6	7
7.50%, 11/15/2023	6	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	4
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$21,604

U.S. Treasury - 9.65%
1.00%, 02/15/2018	5,600	5,637
2.25%, 11/30/2017	5,000	5,118
3.13%, 05/15/2021	6,000	6,601
4.25%, 11/15/2040	800	1,120
5.25%, 11/15/2028	1,500	2,111
6.25%, 08/15/2023	3,600	4,825
		$25,412
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$177,318
Total Investments		$260,938
Other Assets and Liabilities - 0.93%		$2,440
TOTAL NET ASSETS - 100.00%		$263,378

(a)	Variable Rate. Rate shown is in effect at June 30, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,593 or 6.30% of net assets.
(c)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.45%
Government	9.65%
Asset Backed Securities	1.18%
Investment Companies	0.79%
Other Assets and Liabilities	0.93%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b),(c)	500,000	$—		Banks (continued)
				US Bancorp
				1.65%, 05/15/2017	$2,000	$2,010
Transportation - 0.00%				3.60%, 09/11/2024	250	269
Trailer Bridge Inc (a),(c)	1,186	—
				Wells Fargo & Co
				7.98%, 12/31/2049(d),(f)	2,000	2,093
TOTAL COMMON STOCKS		$—				$20,715
INVESTMENT COMPANIES - 1.19%	Shares Held	Value(000	's)
				Beverages - 1.73%
Money Market Funds - 1.19%				Anheuser-Busch InBev Finance Inc
BlackRock Liquidity Funds FedFund Portfolio	2,869,091	2,869		3.65%, 02/01/2026	1,000	1,071
				Anheuser-Busch InBev Worldwide Inc
TOTAL INVESTMENT COMPANIES		$2,869		2.50%, 07/15/2022	750	763
	Principal			7.75%, 01/15/2019	1,000	1,157
BONDS- 64.53%	Amount (000's)	Value(000	's)	Innovation Ventures LLC / Innovation
Aerospace & Defense - 0.47%				Ventures Finance Corp
				9.50%, 08/15/2019(e)	1,114	1,163
Boeing Co/The
8.75%, 08/15/2021	$850	$1,135				$4,154
				Biotechnology - 2.05%
Airlines - 0.00%				Amgen Inc
Southwest Airlines Co 1994-A Pass Through				3.63%, 05/15/2022	500	538
Trust				3.88%, 11/15/2021	2,000	2,181
9.15%, 07/01/2016	6	6		Gilead Sciences Inc
				3.65%, 03/01/2026	1,000	1,088
				4.40%, 12/01/2021	1,000	1,129
Apparel - 0.21%						$4,936
Under Armour Inc
3.25%, 06/15/2026	500	505		Chemicals - 0.63%
				Airgas Inc
				1.65%, 02/15/2018	1,000	1,003
Automobile Floor Plan Asset Backed Securities - 2.48%				Eagle Spinco Inc
BMW Floorplan Master Owner Trust				4.63%, 02/15/2021	500	512
0.94%, 07/15/2020(d),(e)	1,500	1,500
						$1,515
CNH Wholesale Master Note Trust
1.04%, 08/15/2019(d),(e)	2,000	2,000		Commercial Services - 1.01%
Ford Credit Floorplan Master Owner Trust A				ERAC USA Finance LLC
0.84%, 02/15/2019(d)	500	500		6.38%, 10/15/2017(e)	1,000	1,060
Volkswagen Credit Auto Master Trust				7.00%, 10/15/2037(e)	1,000	1,362
0.80%, 07/22/2019(d),(e)	2,000	1,975				$2,422
		$5,975
				Computers - 0.74%
Automobile Manufacturers - 0.66%				Apple Inc
American Honda Finance Corp				2.40%, 05/03/2023	1,750	1,782
1.13%, 10/07/2016(d)	500	501

Ford Motor Credit Co LLC				Credit Card Asset Backed Securities - 0.96%
4.39%, 01/08/2026	500	546
				Cabela's Credit Card Master Note Trust
General Motors Co				0.79%, 03/16/2020(d)	1,325	1,318
4.88%, 10/02/2023	500	532		0.99%, 10/15/2019(d),(e)	500	500
		$1,579		1.11%, 07/17/2023(d)	500	494
Banks- 8.61%						$2,312

Bank of America Corp				Diversified Financial Services - 1.56%
5.42%, 03/15/2017	800	822
8.00%, 07/29/2049(d),(f)	1,000	994		GE Capital International Funding Co
8.13%, 12/29/2049(d),(f)	1,000	1,002		Unlimited Co
				2.34%, 11/15/2020(e)	413	425

Bank of New York Mellon Corp/The				International Lease Finance Corp
2.80%, 05/04/2026	500	519		8.75%, 03/15/2017(d)	1,000	1,044

Citigroup Inc
3.88%, 03/26/2025	1,000	1,010		Jefferies Group LLC
				6.25%, 01/15/2036	1,425	1,433
4.50%, 01/14/2022	1,000	1,105
				8.50%, 07/15/2019	750	857

Goldman Sachs Group Inc/The						$3,759
5.38%, 03/15/2020	2,000	2,225
ING Bank NV				Electric - 6.44%
5.00%, 06/09/2021(e)	1,000	1,135		Entergy Louisiana LLC
JPMorgan Chase & Co				3.25%, 04/01/2028	500	526
3.63%, 05/13/2024	1,000	1,062		Entergy Texas Inc
7.90%, 04/29/2049(d),(f)	1,000	1,020		2.55%, 06/01/2021	500	516
Morgan Stanley				Exelon Generation Co LLC
5.50%, 07/28/2021	1,000	1,142		6.20%, 10/01/2017	1,000	1,057
6.25%, 08/09/2026	850	1,069		GenOn Americas Generation LLC
PNC Financial Services Group Inc/The				8.50%, 10/01/2021	1,250	994
6.75%, 07/29/2049(d),(f)	2,000	2,232		GenOn Energy Inc
SunTrust Bank/Atlanta GA				9.88%, 10/15/2020	750	532
2.75%, 05/01/2023	1,000	1,006		LG&E & KU Energy LLC
				4.38%, 10/01/2021	1,000	1,104

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Iron & Steel - 0.86%
Metropolitan Edison Co			Allegheny Technologies Inc
3.50%, 03/15/2023(e)	$1,000	$1,029	5.95%, 01/15/2021	$2,000	$1,660
Oncor Electric Delivery Co LLC			7.88%, 08/15/2023(d)	500	417
7.00%, 09/01/2022	2,000	2,547			$2,077
PacifiCorp
5.25%, 06/15/2035	850	1,027	Leisure Products & Services - 1.21%
6.25%, 10/15/2037	500	691	Carnival Corp
Solar Star Funding LLC			7.20%, 10/01/2023	1,475	1,827
5.38%, 06/30/2035(e)	1,500	1,778	Royal Caribbean Cruises Ltd
Southwestern Electric Power Co			7.25%, 03/15/2018	1,000	1,080
3.55%, 02/15/2022	1,000	1,066			$2,907
TransAlta Corp			Lodging - 0.33%
4.50%, 11/15/2022	1,750	1,595	Boyd Gaming Corp
Tucson Electric Power Co			6.88%, 05/15/2023	750	799
3.85%, 03/15/2023	1,000	1,041
		$15,503
			Media- 3.21%
Electronics - 0.56%			21st Century Fox America Inc
Corning Inc			6.40%, 12/15/2035	1,000	1,270
4.75%, 03/15/2042	750	783	8.00%, 10/17/2016	1,000	1,020
6.63%, 05/15/2019	500	561	Comcast Corp
		$1,344	6.45%, 03/15/2037	2,000	2,752

			Historic TW Inc
			9.15%, 02/01/2023	250	336
Entertainment - 0.21%
Greektown Holdings LLC/Greektown
Mothership Corp			Time Warner Cable Inc
8.88%, 03/15/2019(e)	250	260	6.55%, 05/01/2037	1,500	1,748
			6.75%, 06/15/2039	500	587
Peninsula Gaming LLC / Peninsula Gaming
Corp					$7,713
8.38%, 02/15/2018(e)	250	251	Miscellaneous Manufacturers - 0.07%
		$511	General Electric Co
			5.30%, 02/11/2021	144	167
Environmental Control - 1.08%
Advanced Disposal Services Inc
8.25%, 10/01/2020	1,500	1,515	Oil & Gas - 5.30%
Republic Services Inc			BG Energy Capital PLC
3.55%, 06/01/2022	1,000	1,080	4.00%, 10/15/2021(e)	2,000	2,181
		$2,595	BP Capital Markets PLC
			3.25%, 05/06/2022	1,000	1,050
Food- 0.23%			Linn Energy LLC / Linn Energy Finance
Kraft Heinz Foods Co			Corp
3.95%, 07/15/2025(e)	500	544
			0.00%, 05/15/2019(a)	1,000	176
			Nabors Industries Inc
Forest Products & Paper - 0.90%			5.00%, 09/15/2020	1,000	941
Plum Creek Timberlands LP			Petro-Canada
4.70%, 03/15/2021	2,000	2,178	9.25%, 10/15/2021	1,075	1,406
			Phillips 66
			4.30%, 04/01/2022	1,000	1,092
Healthcare - Services - 1.69%			Rowan Cos Inc
HCA Inc			4.88%, 06/01/2022	750	656
7.50%, 11/06/2033	250	266	5.00%, 09/01/2017	2,000	2,025
HealthSouth Corp			W&T Offshore Inc
5.75%, 11/01/2024	500	502	8.50%, 06/15/2019	2,500	625
7.75%, 09/15/2022	230	238	Whiting Petroleum Corp
Roche Holdings Inc			5.75%, 03/15/2021	1,250	1,128
0.97%, 09/30/2019(d),(e)	1,000	1,000
			XTO Energy Inc
Surgery Center Holdings Inc			6.75%, 08/01/2037	1,000	1,477
8.88%, 04/15/2021(e)	2,000	2,055
					$12,757
		$4,061
			Oil & Gas Services - 2.06%
Housewares - 0.23%			Archrock Partners LP / Archrock Partners
Newell Brands Inc			Finance Corp
4.20%, 04/01/2026	500	542	6.00%, 04/01/2021	2,000	1,790
			Schlumberger Holdings Corp
Insurance - 2.87%			3.63%, 12/21/2022(e)	500	529
Fidelity National Financial Inc			4.00%, 12/21/2025(e)	500	538
6.60%, 05/15/2017	2,500	2,605	Weatherford International Ltd
First American Financial Corp			4.50%, 04/15/2022	250	214
4.30%, 02/01/2023	2,000	2,047	5.13%, 09/15/2020	2,000	1,890
Prudential Financial Inc					$4,961
7.38%, 06/15/2019	1,000	1,160
8.88%, 06/15/2068(d)	1,000	1,100	Other Asset Backed Securities - 0.97%
			Drug Royalty II LP 2
		$6,912	3.48%, 07/15/2023(d),(e)	1,361	1,343

See accompanying notes.

Schedule of Investments Income Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities (continued)			Telecommunications (continued)
PFS Financing Corp			T-Mobile USA Inc
1.06%, 04/15/2020(d),(e)	$1,000	$991	6.38%, 03/01/2025	$500	$523
		$2,334			$2,891

Packaging & Containers - 0.44%			Transportation - 1.05%
Sealed Air Corp			Trailer Bridge Inc
6.88%, 07/15/2033(e)	1,000	1,060	0.00%, 11/15/2016(a),(b),(c)	2,000	—
			17.00%, PIK 16.50%, 03/31/2017(b),(c),(d),(g)	2,826	2,536
					$2,536
Pharmaceuticals - 1.18%
AbbVie Inc			Trucking & Leasing - 0.85%
2.90%, 11/06/2022	1,000	1,019	Penske Truck Leasing Co Lp / PTL Finance
Actavis Funding SCS			Corp
3.80%, 03/15/2025	1,000	1,042	3.75%, 05/11/2017(e)	2,000	2,038
4.55%, 03/15/2035	750	771
		$2,832	TOTAL BONDS		$155,253
Pipelines - 2.94%			SENIOR FLOATING RATE INTERESTS -	Principal
ANR Pipeline Co			0.08%	Amount (000's)	Value(000	's)
9.63%, 11/01/2021	1,000	1,312	Transportation - 0.08%
Buckeye Partners LP			Trailer Bridge Inc, Term Loan
4.35%, 10/15/2024	500	495	10.00%, 10/03/2016 (b),(c),(d)	$183	$183
Columbia Pipeline Group Inc
4.50%, 06/01/2025	1,000	1,075	TOTAL SENIOR FLOATING RATE INTERESTS		$183
El Paso Natural Gas Co LLC			U.S. GOVERNMENT & GOVERNMENT	Principal
7.50%, 11/15/2026	2,100	2,280	AGENCY OBLIGATIONS - 33.00%	Amount (000's)	Value(000	's)
Express Pipeline LLC
7.39%, 12/31/2019(e)	226	235	Federal Home Loan Mortgage Corporation (FHLMC) -
			5.38%
Southeast Supply Header LLC			3.00%, 10/01/2042	$767	$799
4.25%, 06/15/2024(e)	750	743
			3.00%, 11/01/2042	757	787
Southern Natural Gas Co LLC			3.50%, 10/01/2041	847	895
8.00%, 03/01/2032	850	942	3.50%, 04/01/2042	1,895	2,007
		$7,082	3.50%, 04/01/2042	1,095	1,158
REITS- 6.43%			3.50%, 04/01/2045	935	1,000
Alexandria Real Estate Equities Inc			4.00%, 02/01/2045	748	801
4.30%, 01/15/2026	1,000	1,061	4.50%, 08/01/2033	266	291
4.60%, 04/01/2022	1,250	1,352	4.50%, 05/01/2039	600	656
CubeSmart LP			4.50%, 06/01/2039	335	366
4.80%, 07/15/2022	2,000	2,222	4.50%, 07/01/2039	1,150	1,274
HCP Inc			4.50%, 12/01/2040	611	671
3.75%, 02/01/2019	1,000	1,035	4.50%, 10/01/2041	696	764
Hospitality Properties Trust			5.00%, 08/01/2019	107	110
4.65%, 03/15/2024	750	764	5.00%, 08/01/2035	847	955
5.00%, 08/15/2022	750	806	5.50%, 11/01/2017	15	15
Kimco Realty Corp			5.50%, 01/01/2018	8	8
6.88%, 10/01/2019	2,000	2,306	5.50%, 05/01/2031	40	45
Omega Healthcare Investors Inc			5.50%, 06/01/2035	51	57
5.25%, 01/15/2026	500	532	6.00%, 03/01/2031	17	19
Simon Property Group LP			6.00%, 05/01/2032	29	34
10.35%, 04/01/2019	2,000	2,436	6.00%, 06/01/2038	155	181
Ventas Realty LP / Ventas Capital Corp			6.50%, 06/01/2029	14	17
3.25%, 08/15/2022	1,750	1,809	6.50%, 08/01/2029	21	24
Welltower Inc			7.00%, 01/01/2032	5	5
6.13%, 04/15/2020	1,000	1,139	9.00%, 01/01/2025	4	4
		$15,462			$12,943

Savings & Loans - 0.25%			Federal National Mortgage Association (FNMA) - 14.13%
First Niagara Financial Group Inc			3.00%, 03/01/2042	1,277	1,327
7.25%, 12/15/2021	500	591	3.00%, 03/01/2042	1,344	1,397
			3.00%, 05/01/2042	712	740
			3.00%, 06/01/2042	646	672
Software - 0.86%			3.00%, 06/01/2042	1,300	1,352
Oracle Corp			3.50%, 12/01/2040	1,069	1,131
2.50%, 05/15/2022	1,000	1,022	3.50%, 12/01/2041	382	405
2.95%, 05/15/2025	1,000	1,039	3.50%, 03/01/2042	627	664
		$2,061	3.50%, 04/01/2042	1,180	1,249
Telecommunications - 1.20%			3.50%, 02/01/2043	782	835
Qwest Corp			3.50%, 06/01/2043	1,222	1,306
6.75%, 12/01/2021	2,000	2,164	3.50%, 03/01/2045	902	965
Sprint Corp			4.00%, 03/01/2039	791	850
7.88%, 09/15/2023	250	204	4.00%, 08/01/2040	663	713
			4.00%, 09/01/2040	1,507	1,643
			4.00%, 11/01/2040	798	859
			4.00%, 10/01/2041	841	902

See accompanying notes.

Schedule of Investments Income Account June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(d) Variable Rate. Rate shown is in effect at June 30, 2016.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(e)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)			registration, normally to qualified institutional buyers. At the end of the
4.00%, 10/01/2041	$636	$683	period, the value of these securities totaled $27,695 or 11.51% of net
4.00%, 11/01/2041	924	992	assets.
4.00%, 04/01/2042	586	630	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
4.00%, 11/01/2043	724	784	interest, but they may be called by the issuer at an earlier date.
4.00%, 11/01/2043	1,835	2,003	(g)	Payment in kind; the issuer has the option of paying additional securities
4.00%, 01/01/2044	1,629	1,765	in lieu of cash.
4.00%, 02/01/2044	2,199	2,394
4.00%, 09/01/2044	778	834
4.50%, 06/01/2039	216	236
4.50%, 08/01/2039	326	362	Portfolio Summary (unaudited)
4.50%, 08/01/2040	1,092	1,195	Sector	Percent
4.50%, 10/01/2040	1,089	1,193	Financial	19.72%
4.50%, 12/01/2040	636	701	Mortgage Securities	19.56%
4.50%, 08/01/2041	749	821	Government	13.44%
4.50%, 05/01/2044	1,065	1,162	Energy	10.30%
5.00%, 01/01/2018	24	25	Consumer, Non-cyclical	7.89%
5.00%, 08/01/2035	345	383	Utilities	6.44%
5.50%, 03/01/2033	39	44	Industrial	4.60%
5.50%, 06/01/2033	185	210	Communications	4.41%
5.50%, 02/01/2035	343	389	Asset Backed Securities	4.41%
6.00%, 04/01/2032	44	51	Consumer, Cyclical	2.85%
6.50%, 05/01/2031	5	6	Basic Materials	2.39%
6.50%, 04/01/2032	71	82	Technology	1.60%
6.50%, 05/01/2032	28	34	Investment Companies	1.19%
7.00%, 01/01/2030	2	2	Other Assets and Liabilities	1.20%
		$33,991	TOTAL NET ASSETS	100.00%

Government National Mortgage Association (GNMA) -0.05%
6.00%, 05/20/2032(d)	41	48
7.00%, 06/20/2031	46	58
9.00%, 02/15/2025	3	3
		$109

U.S. Treasury - 13.44%
0.75%, 10/31/2017	1,000	1,002
0.88%, 02/28/2017	1,000	1,003
1.38%, 11/30/2018	1,000	1,017
1.63%, 11/15/2022	2,000	2,047
1.75%, 05/15/2022	2,000	2,067
2.00%, 11/15/2021	1,000	1,048
2.38%, 05/31/2018	1,000	1,034
2.50%, 05/15/2024	1,000	1,086
2.63%, 11/15/2020	2,000	2,143
2.75%, 02/15/2019	1,000	1,054
2.75%, 02/15/2024	1,000	1,104
2.88%, 05/15/2043	1,000	1,125
2.88%, 08/15/2045	1,000	1,123
3.00%, 11/15/2044	1,000	1,150
3.13%, 05/15/2019	2,000	2,138
3.13%, 05/15/2021	1,000	1,100
3.13%, 08/15/2044	1,000	1,177
3.38%, 05/15/2044	1,000	1,232
3.50%, 02/15/2039	1,000	1,262
3.63%, 02/15/2020	2,000	2,201
3.63%, 02/15/2044	1,000	1,289
3.75%, 08/15/2041	1,000	1,304
3.75%, 11/15/2043	2,000	2,639
		$32,345
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$79,388
Total Investments		$237,693
Other Assets and Liabilities - 1.20%		$2,896
TOTAL NET ASSETS - 100.00%		$240,589

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,719 or 1.13% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2,719 or 1.13% of net assets.

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2016 (unaudited)

COMMON STOCKS - 94.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 2.37%			Diversified Financial Services (continued)
Golden Agri-Resources Ltd	1,507,200	$394	Mega Financial Holding Co Ltd	842,731	$637
Gudang Garam Tbk PT	60,100	314	Shinhan Financial Group Co Ltd	26,665	877
KT&G Corp	9,355	1,108	SinoPac Financial Holdings Co Ltd	137,700	41
Kuala Lumpur Kepong Bhd	42,800	248			$2,323

		$2,064	Electric - 2.95%
Airlines - 0.97%			Enersis Americas SA	2,078,701	356
AirAsia Bhd	755,800	489	Korea Electric Power Corp	28,510	1,497
China Eastern Airlines Corp Ltd (a)	722,000	362	NTPC Ltd	42,921	100
		$851	Tenaga Nasional BHD	177,100	620
					$2,573
Automobile Manufacturers - 3.43%
Ashok Leyland Ltd	328,430	480	Electronics - 1.03%
Ford Otomotiv Sanayi AS	15,577	166	AAC Technologies Holdings Inc	80,500	688
Guangzhou Automobile Group Co Ltd	724,000	869	Chin-Poon Industrial Co Ltd (a)	99,000	214
Kia Motors Corp	12,158	458			$902
Tata Motors Ltd	148,641	1,017
			Engineering & Construction - 3.36%
		$2,990	China Railway Construction Corp Ltd	321,000	404
Automobile Parts & Equipment - 1.85%			Grupo Aeroportuario del Pacifico SAB de CV	52,100	536
Hankook Tire Co Ltd	10,909	485	Grupo Aeroportuario del Sureste SAB de CV	17,541	279
Hiroca Holdings Ltd	126,000	449	Hyundai Development Co-Engineering &	16,112	559
Hota Industrial Manufacturing Co Ltd	55,000	258	Construction
Tong Yang Industry Co Ltd	283,000	422	Larsen & Toubro Ltd (a)	23,066	514
		$1,614	Promotora y Operadora de Infraestructura	52,308	644
			SAB de CV
Banks - 9.82%					$2,936
Abu Dhabi Commercial Bank PJSC	272,489	451
Axis Bank Ltd	43,556	346	Food - 1.78%
Bangkok Bank PCL	83,963	389	Cencosud SA	138,892	396
Bank Mandiri Persero Tbk PT	313,600	227	Charoen Pokphand Foods PCL (b)	462,000	379
Bank Negara Indonesia Persero Tbk PT	956,800	379	Grupo Lala SAB de CV	133,700	295
Barclays Africa Group Ltd	49,600	486	Uni-President Enterprises Corp	243,160	480
China Construction Bank Corp	3,520,902	2,347			$1,550
Credicorp Ltd	3,869	597
			Forest Products & Paper - 0.53%
First Gulf Bank PJSC	101,943	350	Sappi Ltd (a)	99,595	464
Investec PLC	61,535	383
Malayan Banking Bhd	210,200	425
OTP Bank PLC	21,718	486	Holding Companies - Diversified - 0.85%
Sberbank of Russia PJSC ADR	85,014	746	KOC Holding AS	50,050	229
Yes Bank Ltd	58,043	956	Siam Cement PCL/The	37,450	509
		$8,568			$738

Beverages - 0.53%			Home Furnishings - 1.22%
Ambev SA	78,300	464	Steinhoff International Holdings NV	186,321	1,069

Biotechnology - 0.44%			Insurance - 4.09%
China Biologic Products Inc (a)	3,584	381	AIA Group Ltd	213,000	1,281
			Dongbu Insurance Co Ltd	9,847	593
			PICC Property & Casualty Co Ltd	584,300	921
Chemicals - 1.12%
			Sanlam Ltd	186,338	770
Hanwha Chemical Corp	16,015	335
Indorama Ventures PCL (b)	431,000	358			$3,565
Sinopec Shanghai Petrochemical Co Ltd	620,000	285	Internet - 8.40%
		$978	Alibaba Group Holding Ltd ADR(a)	29,612	2,355
			NAVER Corp	1,290	799
Coal - 0.17%
			Tencent Holdings Ltd	181,800	4,171
Exxaro Resources Ltd	32,730	151
					$7,325

			Iron & Steel - 0.64%
Commercial Services - 3.56%			Kumba Iron Ore Ltd (a)	33,257	251
CCR SA	97,700	511
Kroton Educacional SA	239,400	1,011	Ternium SA ADR	16,062	306
New Oriental Education & Technology Group	17,169	719			$557
Inc ADR			Leisure Products & Services - 0.77%
Qualicorp SA	90,100	524	Hero MotoCorp Ltd	14,134	668
TAL Education Group ADR(a)	5,420	337
		$3,102
			Media - 1.90%
Computers - 1.61%			Naspers Ltd	10,830	1,654
Infosys Ltd ADR	57,970	1,035
Wistron Corp	526,000	368
			Metal Fabrication & Hardware - 0.68%
		$1,403
			Hyosung Corp	5,467	598
Diversified Financial Services - 2.66%
E.Sun Financial Holding Co Ltd	728,000	431
Indiabulls Housing Finance Ltd	33,767	337

See accompanying notes.

     Schedule of Investments International Emerging Markets Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS - 2.98%	Shares Held Value (000's)

Mining - 0.95%			Banks - 0.56%
AngloGold Ashanti Ltd (a)	45,835	$828	Banco Bradesco SA	62,114	$486

Miscellaneous Manufacturers - 1.39%			Holding Companies - Diversified - 1.62%
Largan Precision Co Ltd	7,000	647	Itausa - Investimentos Itau SA	606,380	1,416
Sunny Optical Technology Group Co Ltd	161,000	567
		$1,214
			Iron & Steel - 0.75%
Oil & Gas - 9.31%			Vale SA	161,207	651
Bharat Petroleum Corp Ltd	44,303	705
China Petroleum & Chemical Corp	1,578,400	1,141	Media - 0.05%
CNOOC Ltd	412,000	514	Zee Entertainment Enterprises Ltd (a)	322,341	43
Gazprom PJSC ADR	126,204	545
Lukoil PJSC ADR	42,784	1,791	TOTAL PREFERRED STOCKS		$2,596
Reliance Industries Ltd	54,698	788
			Total Investments		$86,233
SK Innovation Co Ltd	6,694	825
			Other Assets and Liabilities - 1.16%		$1,012
Tatneft PJSC ADR	22,501	695
Thai Oil PCL (b)	236,500	405	TOTAL NET ASSETS - 100.00%		$87,245
Tupras Turkiye Petrol Rafinerileri AS	18,568	412
YPF SA ADR	15,531	298
			(a) Non-Income Producing Security
		$8,119	(b)	Fair value of these investments is determined in good faith by the Manager
Pipelines - 0.33%			under procedures established and periodically reviewed by the Board of
Petronet LNG Ltd	66,701	291	Directors. At the end of the period, the fair value of these securities totaled
			$1,142 or 1.31% of net assets.

Real Estate - 0.78%
China Overseas Land & Investment Ltd	136,000	434
Housing Development & Infrastructure Ltd (a)	161,285	248	Portfolio Summary (unaudited)
		$682	Country		Percent
			China		19.02%
REITS - 1.04%
			Korea, Republic Of		14.42%
Fibra Uno Administracion SA de CV	200,200	427
			Taiwan, Province Of China		13.35%
Macquarie Mexico Real Estate Management	368,500	483
SA de CV (a)			India		8.84%
			South Africa		8.21%
		$910	Brazil		7.58%
Retail - 2.02%			Hong Kong		5.21%
Lojas Renner SA	76,100	563	Russian Federation		4.71%
Raia Drogasil SA	18,900	374	Mexico		3.99%
Wal-Mart de Mexico SAB de CV	342,549	824	Indonesia		2.49%
		$1,761	Thailand		2.33%
			Malaysia		2.05%
Semiconductors - 12.15%			United States		1.56%
Powertech Technology Inc	235,000	525	Turkey		0.92%
Samsung Electronics Co Ltd	3,564	4,438	United Arab Emirates		0.92%
Silicon Motion Technology Corp ADR	12,928	618	Chile		0.86%
Taiwan Semiconductor Manufacturing Co Ltd	867,164	4,370	Peru		0.68%
Win Semiconductors Corp	315,505	646	Hungary		0.56%
		$10,597	Singapore		0.45%
Telecommunications - 8.70%			Luxembourg		0.35%
China Mobile Ltd	244,459	2,824	Argentina		0.34%
China Telecom Corp Ltd	1,146,000	515	Other Assets and Liabilities		1.16%
Chunghwa Telecom Co Ltd	429,000	1,552	TOTAL NET ASSETS		100.00%
Mobile TeleSystems PJSC ADR	39,683	329
MTN Group Ltd	77,342	752
Telekomunikasi Indonesia Persero Tbk PT	4,138,500	1,259
Vodacom Group Ltd	31,792	362
		$7,593

Textiles - 0.21%
Welspun India Ltd	115,160	186

Water - 0.69%
Cia de Saneamento Basico do Estado de Sao	67,600	606
Paulo

TOTAL COMMON STOCKS		$82,275
INVESTMENT COMPANIES - 1.56%	Shares Held Value (000's)

Money Market Funds - 1.56%
BlackRock Liquidity Funds FedFund Portfolio	1,361,992	1,362

TOTAL INVESTMENT COMPANIES		$1,362

See accompanying notes.

Schedule of Investments LargeCap Growth Account June 30, 2016 (unaudited)

COMMON STOCKS - 96.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.55%			Iron & Steel - 1.18%
Delta Air Lines Inc	43,614	$1,589	Nucor Corp	24,400	$1,206

Apparel - 0.84%			Leisure Products & Services - 1.55%
Under Armour Inc (a)	21,345	857	Royal Caribbean Cruises Ltd	23,662	1,589

Automobile Manufacturers - 0.95%			Lodging - 1.08%
Ford Motor Co	77,600	975	Wynn Resorts Ltd	12,251	1,110

Banks - 1.46%			Oil & Gas - 1.18%
Capital One Financial Corp	23,588	1,498	Pioneer Natural Resources Co	7,996	1,209

Beverages - 1.65%			Pharmaceuticals - 7.33%
Constellation Brands Inc	10,255	1,696	Bristol-Myers Squibb Co	57,866	4,256
			DexCom Inc (a)	19,610	1,556
			Eli Lilly & Co	21,525	1,695
Biotechnology - 2.31%					$7,507
Gilead Sciences Inc	28,427	2,371
			Retail - 13.40%
			Dollar Tree Inc (a)	11,200	1,055

Building Materials - 1.83%			McDonald's Corp	12,690	1,527
Masco Corp	60,700	1,878	Panera Bread Co (a)	5,191	1,100
			Starbucks Corp	40,418	2,309
Chemicals - 2.88%			Target Corp	23,077	1,611
PPG Industries Inc	28,295	2,947	TJX Cos Inc/The	31,682	2,447
			Ulta Salon Cosmetics & Fragrance Inc (a)	15,095	3,678
					$13,727
Commercial Services - 5.87%
Equifax Inc	8,153	1,047	Semiconductors - 5.83%
FleetCor Technologies Inc (a)	17,286	2,474	Broadcom Ltd	12,528	1,947
PayPal Holdings Inc (a)	38,900	1,420	Lam Research Corp	20,826	1,751
S&P Global Inc	9,992	1,072	Micron Technology Inc (a)	53,600	737
		$6,013	NXP Semiconductors NV (a)	19,646	1,539
					$5,974
Computers - 4.13%
Accenture PLC - Class A	8,700	986	Software - 5.68%
Apple Inc	33,922	3,243	Activision Blizzard Inc	59,236	2,348
		$4,229	Microsoft Corp	47,900	2,451
			salesforce.com Inc (a)	12,800	1,016

Cosmetics & Personal Care - 1.60%					$5,815
Procter & Gamble Co/The	19,400	1,643
			Transportation - 0.98%
Diversified Financial Services - 7.68%			FedEx Corp	6,637	1,007
MasterCard Inc	42,058	3,703
Visa Inc	56,140	4,164	TOTAL COMMON STOCKS		$99,213
		$7,867	INVESTMENT COMPANIES - 3.27%	Shares Held Value (000's)

Entertainment - 0.50%			Money Market Funds - 3.27%
Six Flags Entertainment Corp	8,900	516	BlackRock Liquidity Funds FedFund Portfolio	3,353,591	3,354

			TOTAL INVESTMENT COMPANIES		$3,354
Food - 4.74%			Total Investments		$102,567
Kellogg Co	22,700	1,853	Other Assets and Liabilities - (0.10)%		$(107)
Kraft Heinz Co/The	15,300	1,354	TOTAL NET ASSETS - 100.00%		$102,460
Mondelez International Inc	36,337	1,654
		$4,861

Healthcare - Products - 7.77%			(a) Non-Income Producing Security
Boston Scientific Corp (a)	45,500	1,063
Edwards Lifesciences Corp (a)	31,327	3,124
Intuitive Surgical Inc (a)	3,383	2,238
			Portfolio Summary (unaudited)
Thermo Fisher Scientific Inc	10,389	1,535	Sector		Percent
		$7,960	Consumer, Non-cyclical		31.28%
Housewares - 1.05%			Consumer, Cyclical		20.92%
Newell Brands Inc	22,100	1,073	Technology		15.64%
			Communications		11.80%
			Financial		9.14%
Internet - 11.81%			Basic Materials		4.06%
Alphabet Inc - A Shares (a)	6,170	4,341
			Investment Companies		3.27%
Amazon.com Inc (a)	5,213	3,731
			Industrial		2.81%
Facebook Inc (a)	35,214	4,024
			Energy		1.18%
		$12,096	Other Assets and Liabilities		(0.10)%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

COMMON STOCKS - 96.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Beverages (continued)
Interpublic Group of Cos Inc/The	1,730	$40	PepsiCo Inc	5,151	$546
Omnicom Group Inc	1,381	113			$1,422
		$153
			Biotechnology - 3.81%
Aerospace & Defense - 1.71%			Alexion Pharmaceuticals Inc (a)	34,325	4,008
B/E Aerospace Inc	434	20	Alnylam Pharmaceuticals Inc (a)	250	14
Boeing Co/The	26,200	3,403	Amgen Inc	2,930	446
General Dynamics Corp	582	81	Biogen Inc (a)	2,953	714
HEICO Corp	125	8	BioMarin Pharmaceutical Inc (a)	3,933	306
HEICO Corp - Class A	212	11	Celgene Corp (a)	11,678	1,152
Lockheed Martin Corp	1,134	281	Charles River Laboratories International Inc	212	17
			(a)
Northrop Grumman Corp	480	107
Raytheon Co	637	87	Gilead Sciences Inc	5,166	431
Rockwell Collins Inc	538	46	Illumina Inc (a)	2,291	322
Spirit AeroSystems Holdings Inc (a)	332	14	Incyte Corp (a)	5,635	451
TransDigm Group Inc (a)	203	54	Intercept Pharmaceuticals Inc (a)	63	9
		$4,112	Intrexon Corp (a)	213	5
			Ionis Pharmaceuticals Inc (a)	464	11
Agriculture - 0.53%			Juno Therapeutics Inc (a)	218	8
Altria Group Inc	5,646	389	Medivation Inc (a)	623	38
Philip Morris International Inc	7,860	800	Regeneron Pharmaceuticals Inc (a)	302	105
Reynolds American Inc	1,468	79	Seattle Genetics Inc (a)	371	15
		$1,268	United Therapeutics Corp (a)	47	5
			Vertex Pharmaceuticals Inc (a)	13,139	1,130
Airlines - 1.29%
Alaska Air Group Inc	18,790	1,095			$9,187
American Airlines Group Inc	63,645	1,802	Building Materials - 0.53%
Delta Air Lines Inc	2,756	100	Eagle Materials Inc	194	15
JetBlue Airways Corp (a)	182	3
			Fortune Brands Home & Security Inc	652	38
Southwest Airlines Co	3,050	120	Lennox International Inc	167	24
		$3,120	Martin Marietta Materials Inc	234	45
Apparel - 1.62%			Masco Corp	945	29
Carter's Inc	228	24	Vulcan Materials Co	9,422	1,134
Hanesbrands Inc	35,306	887			$1,285
Michael Kors Holdings Ltd (a)	716	35
			Chemicals - 1.87%
NIKE Inc	3,822	211	Air Products & Chemicals Inc	491	70
Ralph Lauren Corp	33	3	Axalta Coating Systems Ltd (a)	693	18
Skechers U.S.A. Inc (a)	544	16
			Celanese Corp	85	6
Under Armour Inc – Class A (a)	27,056	1,086
			Ecolab Inc	30,402	3,606
Under Armour Inc – Class C (a)	43,605	1,588
			EI du Pont de Nemours & Co	2,523	163
VF Corp	981	60	International Flavors & Fragrances Inc	325	41
		$3,910	LyondellBasell Industries NV	897	67
Automobile Manufacturers - 0.83%			Monsanto Co	1,235	128
Ferrari NV	11,440	468	PPG Industries Inc	1,226	128
PACCAR Inc	461	24	Praxair Inc	1,164	131
Tesla Motors Inc (a)	7,107	1,509	RPM International Inc	548	27
		$2,001	Sherwin-Williams Co/The	383	112
			WR Grace & Co	178	13
Automobile Parts & Equipment - 0.43%					$4,510
BorgWarner Inc	153	5
Delphi Automotive PLC	1,425	89	Commercial Services - 2.08%
Johnson Controls Inc	559	25	Aramark	494	17
Lear Corp	268	27	Automatic Data Processing Inc	1,314	121
Mobileye NV (a)	18,710	863	Booz Allen Hamilton Holding Corp	524	16
			CoStar Group Inc (a)	127	28
Visteon Corp	168	11
WABCO Holdings Inc (a)	222	20	Equifax Inc	490	63
			Euronet Worldwide Inc (a)	235	16
		$1,040	FleetCor Technologies Inc (a)	16,293	2,332
Banks - 1.35%			Gartner Inc (a)	341	33
Citizens Financial Group Inc	968	19	Global Payments Inc	639	46
Morgan Stanley	94,760	2,462	KAR Auction Services Inc	607	25
Signature Bank/New York NY (a)	131	17	Moody's Corp	439	41
State Street Corp	14,000	755	Morningstar Inc	103	9
Western Alliance Bancorp (a)	216	7	Nielsen Holdings PLC	815	42
		$3,260	PayPal Holdings Inc (a)	51,582	1,883
			Quanta Services Inc (a)	233	5
Beverages - 0.59%			Robert Half International Inc	550	21
Brown-Forman Corp - A Shares	117	13	RR Donnelley & Sons Co	731	12
Brown-Forman Corp - B Shares	385	38	S&P Global Inc	759	81
Coca-Cola Co/The	11,876	538	Sabre Corp	905	24
Constellation Brands Inc	735	121	Service Corp International/US	855	23
Dr Pepper Snapple Group Inc	1,002	97	ServiceMaster Global Holdings Inc (a)	588	23
Monster Beverage Corp (a)	428	69
			Total System Services Inc	712	38
			TransUnion (a)	290	10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Electric (continued)
United Rentals Inc (a)	303	$20	ITC Holdings Corp	317	$15
Vantiv Inc (a)	661	38			$26
Western Union Co/The	2,110	41
WEX Inc (a)	171	15	Electrical Components & Equipment - 0.05%
			Acuity Brands Inc	180	45
		$5,023
			AMETEK Inc	195	9
Computers - 3.77%			Emerson Electric Co	887	46
Accenture PLC - Class A	3,583	406	Energizer Holdings Inc	100	5
Apple Inc	30,231	2,890	Hubbell Inc	169	18
Cadence Design Systems Inc (a)	1,280	31			$123
Cognizant Technology Solutions Corp (a)	41,824	2,395
CSRA Inc	736	17	Electronics - 1.86%
DST Systems Inc	153	18	Agilent Technologies Inc	378	17
EMC Corp/MA	2,068	56	Allegion PLC	419	29
Fortinet Inc (a)	609	19	Amphenol Corp	55,787	3,198
Genpact Ltd (a)	99,344	2,666	FEI Co	171	18
			Fitbit Inc (a)	558	7
IHS Inc (a)	250	29
International Business Machines Corp	3,230	490	Gentex Corp	926	14
Manhattan Associates Inc (a)	326	21	Honeywell International Inc	3,191	371
			Mettler-Toledo International Inc (a)	108	39
NCR Corp (a)	556	16
Synopsys Inc (a)	109	6	National Instruments Corp	26,054	714
Teradata Corp (a)	605	15	PerkinElmer Inc	121	6
			Trimble Navigation Ltd (a)	848	21
VeriFone Systems Inc (a)	481	9
			Tyco International Plc	106	5
		$9,084	Waters Corp (a)	316	45
Consumer Products - 0.13%					$4,484
Avery Dennison Corp	358	27
Church & Dwight Co Inc	522	54	Engineering & Construction - 1.06%
			SBA Communications Corp (a)	23,562	2,543
Clorox Co/The	622	86
Kimberly-Clark Corp	882	121
Spectrum Brands Holdings Inc	113	13	Entertainment - 0.04%
		$301	Cinemark Holdings Inc	493	18
			Gaming and Leisure Properties Inc	804	28
Cosmetics & Personal Care - 1.56%
			Regal Entertainment Group	264	6
Colgate-Palmolive Co	943	69
			Six Flags Entertainment Corp	333	19
Estee Lauder Cos Inc/The	40,514	3,688
			Vail Resorts Inc	163	22
		$3,757
					$93
Distribution & Wholesale - 0.96%
			Environmental Control - 0.06%
Fastenal Co	48,605	2,158	Stericycle Inc (a)	303	32
HD Supply Holdings Inc (a)	877	31
LKQ Corp (a)	1,258	40	Waste Management Inc	1,856	123
Pool Corp	195	18			$155
Watsco Inc	123	17	Food - 0.44%
WW Grainger Inc	230	52	Blue Buffalo Pet Products Inc (a)	279	7
		$2,316	Campbell Soup Co	764	51
			ConAgra Foods Inc	1,827	87
Diversified Financial Services - 5.60%
Affiliated Managers Group Inc (a)	185	26	Flowers Foods Inc	698	13
			General Mills Inc	2,695	192
Air Lease Corp	231	6	Hain Celestial Group Inc/The (a)	303	15
Alliance Data Systems Corp (a)	239	47
			Hershey Co/The	568	64
Ameriprise Financial Inc	379	34
			Hormel Foods Corp	969	35
Artisan Partners Asset Management Inc	205	6
			Ingredion Inc	211	27
CBOE Holdings Inc	331	22
			Kellogg Co	662	54
Charles Schwab Corp/The	42,491	1,076
			Kraft Heinz Co/The	424	38
CME Group Inc/IL	6,700	653
CoreLogic Inc/United States (a)	284	11	Kroger Co/The	4,182	154
Credit Acceptance Corp (a)	33	6	McCormick & Co Inc/MD	470	50
			Pilgrim's Pride Corp	101	3
Discover Financial Services	920	49	Post Holdings Inc (a)	156	13
Eaton Vance Corp	460	16	Sprouts Farmers Market Inc (a)	590	13
Federated Investors Inc	424	12
			Sysco Corp	2,542	129
Intercontinental Exchange Inc	5,683	1,455	TreeHouse Foods Inc (a)	77	8
Invesco Ltd	325	8
			Tyson Foods Inc	931	62
Lazard Ltd	115	3	WhiteWave Foods Co/The (a)	676	32
LPL Financial Holdings Inc	104	2
			Whole Foods Market Inc	240	8
MasterCard Inc	5,093	448
NorthStar Asset Management Group Inc/New	766	8			$1,055
York			Food Service - 0.00%
Santander Consumer USA Holdings Inc (a)	26	—	US Foods Holding Corp (a)	172	4
T Rowe Price Group Inc	537	39
TD Ameritrade Holding Corp	35,220	1,003
Visa Inc	115,578	8,573	Hand & Machine Tools - 0.03%
		$13,503	Lincoln Electric Holdings Inc	202	12
			Snap-on Inc	185	29
Electric - 0.01%			Stanley Black &Decker Inc	303	34
Dominion Resources Inc/VA	147	11			$75

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products - 6.79%			Insurance (continued)
Align Technology Inc (a)	301	$24	XL Group PLC	425	$14
Baxter International Inc	928	42			$340
Becton Dickinson and Co	603	102
Bio-Techne Corp	156	18	Internet - 19.39%
			Alphabet Inc - A Shares (a)	9,218	6,485
Boston Scientific Corp (a)	3,886	91
			Alphabet Inc - C Shares (a)	8,163	5,649
Bruker Corp	502	11	Amazon.com Inc (a)	20,245	14,487
Cooper Cos Inc/The	151	26
CR Bard Inc	418	98	CDW Corp/DE	703	28
			Dropbox Inc (a),(b),(c),(d)	1,434	11
Danaher Corp	80,820	8,163	eBay Inc (a)	3,079	72
Edwards Lifesciences Corp (a)	1,096	109
Henry Schein Inc (a)	333	59	Expedia Inc	472	50
			F5 Networks Inc (a)	289	33
Hill-Rom Holdings Inc	264	13	Facebook Inc (a)	82,968	9,481
Hologic Inc (a)	1,036	36
			Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	19
IDEXX Laboratories Inc (a)	375	35
			GoDaddy Inc (a)	243	8
Intuitive Surgical Inc (a)	9,435	6,241
			Groupon Inc (a)	1,872	6
ResMed Inc	575	36
St Jude Medical Inc	558	44	IAC/InterActiveCorp	264	15
			LinkedIn Corp (a)	338	64
Stryker Corp	8,010	960	Match Group Inc (a)	258	4
Teleflex Inc	44	8	Netflix Inc (a)	14,956	1,369
Thermo Fisher Scientific Inc	895	132	Priceline Group Inc/The (a)	3,813	4,760
Varian Medical Systems Inc (a)	396	33
			Splunk Inc (a)	514	28
VWR Corp (a)	89	3
West Pharmaceutical Services Inc	309	23	Symantec Corp	439	9
Zimmer Biomet Holdings Inc	543	65	Tencent Holdings Ltd ADR	43,700	1,004
			TripAdvisor Inc (a)	48,381	3,111
		$16,372	VeriSign Inc (a)	401	35
Healthcare - Services - 4.44%			Yelp Inc (a)	225	7
Aetna Inc	8,920	1,090			$46,735
Amsurg Corp (a)	147	11
Anthem Inc	10,918	1,434	Iron & Steel - 0.00%
Centene Corp (a)	7,622	544	Steel Dynamics Inc	230	6
Cigna Corp	7,846	1,005
DaVita HealthCare Partners Inc (a)	30,471	2,356	Leisure Products & Services - 0.20%
Envision Healthcare Holdings Inc (a)	642	16	Brunswick Corp/DE	345	16
HCA Holdings Inc (a)	601	46	Harley-Davidson Inc	764	35
Humana Inc	7,545	1,357	Polaris Industries Inc	256	21
Laboratory Corp of America Holdings (a)	195	25	Royal Caribbean Cruises Ltd	6,200	416
MEDNAX Inc (a)	275	20	Vista Outdoor Inc (a)	112	5
Tenet Healthcare Corp (a)	344	10			$493
UnitedHealth Group Inc	19,506	2,754
Universal Health Services Inc	99	13	Lodging - 1.54%
WellCare Health Plans Inc (a)	180	19	Hilton Worldwide Holdings Inc	85,481	1,926
		$10,700	Las Vegas Sands Corp	1,051	46
			Marriott International Inc/MD	684	45
Home Builders - 0.04%			MGM Resorts International (a)	70,927	1,605
DR Horton Inc	822	26	Starwood Hotels & Resorts Worldwide Inc	429	32
Lennar Corp - A Shares	398	18	Wyndham Worldwide Corp	476	34
Lennar Corp - B Shares	90	3	Wynn Resorts Ltd	285	26
NVR Inc (a)	16	29			$3,714
PulteGroup Inc	452	9
Thor Industries Inc	237	15	Machinery - Diversified - 1.39%
		$100	BWX Technologies Inc	461	17
			Cognex Corp	344	15
Home Furnishings - 0.02%			Deere & Co	222	18
Leggett & Platt Inc	593	31	Flowserve Corp	10,308	465
Tempur Sealy International Inc (a)	222	12	Graco Inc	241	19
Whirlpool Corp	43	7	IDEX Corp	312	26
		$50	Manitowoc Foodservice Inc (a)	312	6
			Middleby Corp/The (a)	237	27
Housewares - 0.05%
			Nordson Corp	257	21
Newell Brands Inc	1,267	61
			Rockwell Automation Inc	294	34
Scotts Miracle-Gro Co/The	198	14
			Roper Technologies Inc	308	53
Toro Co/The	247	22
			Wabtec Corp/DE	37,457	2,630
Tupperware Brands Corp	246	14
			Xylem Inc/NY	436	19
		$111
					$3,350
Insurance - 0.14%
			Media - 0.74%
AmTrust Financial Services Inc	117	3	AMC Networks Inc (a)	278	17
Aon PLC	758	83
			Cable One Inc	23	12
Arthur J Gallagher & Co	529	25
			CBS Corp	2,275	124
Brown & Brown Inc	101	4	Charter Communications Inc (a)	578	132
Erie Indemnity Co	97	10
			Comcast Corp - Class A	9,300	606
Lincoln National Corp	267	10	Discovery Communications Inc - A Shares (a)	634	16
Marsh & McLennan Cos Inc	2,341	160	Discovery Communications Inc - C Shares (a)	974	23
Progressive Corp/The	925	31	DISH Network Corp (a)	709	37

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Pharmaceuticals (continued)
FactSet Research Systems Inc	157	$25	Johnson & Johnson	2,139	$260
Scripps Networks Interactive Inc	377	24	McKesson Corp	647	121
Sirius XM Holdings Inc (a)	7,771	31	Mead Johnson Nutrition Co	34,966	3,173
Starz (a)	433	13	Mylan NV (a)	979	42
Time Warner Inc	1,405	103	Neurocrine Biosciences Inc (a)	331	15
Twenty-First Century Fox Inc - A Shares	2,426	66	OPKO Health Inc (a)	1,104	10
Twenty-First Century Fox Inc - B Shares	1,610	44	Pfizer Inc	1,220	43
Viacom Inc - A Shares	109	5	Premier Inc (a)	110	4
Viacom Inc - B Shares	1,264	52	Quintiles Transnational Holdings Inc (a)	245	16
Walt Disney Co/The	4,684	458	VCA Inc (a)	333	23
		$1,788	Zoetis Inc	2,189	104
					$17,990
Metal Fabrication & Hardware - 0.01%
Valmont Industries Inc	92	12	Pipelines - 0.03%
			ONEOK Inc	883	42
			Spectra Energy Corp	553	20
Mining - 0.01%
			Williams Cos Inc/The	326	7
Freeport-McMoRan Inc	1,059	12
Southern Copper Corp	169	4			$69
		$16	Real Estate - 0.01%
			CBRE Group Inc (a)	1,208	32
Miscellaneous Manufacturers - 0.56%
3M Co	1,698	297
AptarGroup Inc	90	7	REITS - 0.53%
Carlisle Cos Inc	104	11	Alexandria Real Estate Equities Inc	54	6
General Electric Co	5,154	162	American Tower Corp	1,741	198
Hexcel Corp	385	16	Boston Properties Inc	268	35
Illinois Tool Works Inc	1,401	146	Care Capital Properties Inc	127	3
Ingersoll-Rand PLC	905	58	Crown Castle International Corp	858	87
Textron Inc	17,967	657	CubeSmart	575	18
		$1,354	CyrusOne Inc	300	17
			Digital Realty Trust Inc	424	46
Office & Business Equipment - 0.01%			Empire State Realty Trust Inc	375	7
Pitney Bowes Inc	794	14	Equinix Inc	199	77
			Equity LifeStyle Properties Inc	339	27
Oil & Gas - 0.07%			Essex Property Trust Inc	115	26
Apache Corp	1,101	61	Extra Space Storage Inc	501	46
Cabot Oil & Gas Corp	1,298	33	Federal Realty Investment Trust	296	49
Chesapeake Energy Corp (a)	333	2	Healthcare Trust of America Inc	467	15
Cimarex Energy Co	77	9	Iron Mountain Inc	1,063	42
Continental Resources Inc/OK (a)	191	9	Lamar Advertising Co	358	24
CVR Energy Inc	19	—	Omega Healthcare Investors Inc	307	10
Devon Energy Corp	132	5	Outfront Media Inc	113	3
EOG Resources Inc	176	15	Public Storage	671	172
Memorial Resource Development Corp (a)	197	3	Regency Centers Corp	101	9
Murphy USA Inc (a)	128	10	Senior Housing Properties Trust	216	5
Parsley Energy Inc (a)	122	3	Simon Property Group Inc	1,196	259
Southwestern Energy Co (a)	1,614	20	Sovran Self Storage Inc	147	15
		$170	Tanger Factory Outlet Centers Inc	405	16
			Taubman Centers Inc	132	10
Packaging & Containers - 0.08%			Ventas Inc	736	54
Ball Corp	569	41			$1,276
Bemis Co Inc	103	5
Berry Plastics Group Inc (a)	525	20	Retail - 7.62%
Crown Holdings Inc (a)	564	29	Advance Auto Parts Inc	293	47
Graphic Packaging Holding Co	1,070	13	AutoNation Inc (a)	122	6
Owens-Illinois Inc (a)	666	12	AutoZone Inc (a)	155	123
Packaging Corp of America	399	27	Bed Bath & Beyond Inc	135	6
Sealed Air Corp	814	38	Brinker International Inc	290	13
Silgan Holdings Inc	196	10	Burlington Stores Inc (a)	210	14
		$195	Cabela's Inc (a)	47	2
			Casey's General Stores Inc	160	21
Pharmaceuticals - 7.46%			Coach Inc	252	10
AbbVie Inc	6,310	391	Copart Inc (a)	441	22
ACADIA Pharmaceuticals Inc (a)	348	11
			Costco Wholesale Corp	31,473	4,942
Agios Pharmaceuticals Inc (a)	100	4
			CVS Health Corp	4,204	403
Akorn Inc (a)	372	11
			Darden Restaurants Inc	511	32
Alkermes PLC (a)	580	25
			Dick's Sporting Goods Inc	321	14
Allergan plc (a)	9,419	2,176
			Dollar General Corp	17,214	1,618
AmerisourceBergen Corp	1,111	88	Dollar Tree Inc (a)	653	62
Bristol-Myers Squibb Co	97,121	7,143	Dunkin' Brands Group Inc	414	18
Cardinal Health Inc	1,595	124	Foot Locker Inc	535	29
Eli Lilly & Co	11,770	927	Gap Inc/The	177	4
Express Scripts Holding Co (a)	43,009	3,261
			Genuine Parts Co	581	59
Herbalife Ltd (a)	314	18
			Home Depot Inc/The	5,157	659

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)			Software (continued)
Kate Spade & Co (a)	557	$12	MSCI Inc	383	$30
L Brands Inc	125	8	NetSuite Inc (a)	36,462	2,655
Liberty Interactive Corp QVC Group (a)	1,088	28	Nuance Communications Inc (a)	818	13
Lowe's Cos Inc	25,384	2,009	Oracle Corp	4,415	181
lululemon athletica Inc (a)	388	29	Paychex Inc	931	55
McDonald's Corp	3,732	449	Rackspace Hosting Inc (a)	513	11
Michaels Cos Inc/The (a)	390	11	Red Hat Inc (a)	729	53
MSC Industrial Direct Co Inc	126	9	salesforce.com Inc (a)	70,759	5,619
Nu Skin Enterprises Inc	97	5	ServiceNow Inc (a)	12,000	797
O'Reilly Automotive Inc (a)	497	135	SS&C Technologies Holdings Inc	646	18
Panera Bread Co (a)	98	21	Tableau Software Inc (a)	235	11
Ross Stores Inc	2,206	125	Tyler Technologies Inc (a)	144	24
Sally Beauty Holdings Inc (a)	674	20	Ultimate Software Group Inc/The (a)	113	24
Signet Jewelers Ltd	296	24	Veeva Systems Inc (a)	415	14
Starbucks Corp	93,552	5,343	VMware Inc (a)	147	8
Target Corp	804	56	Workday Inc (a)	6,205	463
TJX Cos Inc/The	3,055	236			$21,806
Tractor Supply Co	15,487	1,412
Ulta Salon Cosmetics & Fragrance Inc (a)	236	58	Telecommunications - 0.89%
			Arista Networks Inc (a)	181	12
Urban Outfitters Inc (a)	393	11
			ARRIS International PLC (a)	226	5
Walgreens Boots Alliance Inc	952	79	CommScope Holding Co Inc (a)	548	17
Wendy's Co/The	670	6
Williams-Sonoma Inc	396	21	Juniper Networks Inc	21,600	486
Yum! Brands Inc	1,917	159	Motorola Solutions Inc	121	8
			Palo Alto Networks Inc (a)	2,790	342
		$18,370	T-Mobile US Inc (a)	18,980	821
Semiconductors - 2.58%			Verizon Communications Inc	7,961	444
Applied Materials Inc	2,248	54	Zayo Group Holdings Inc (a)	629	18
ASML Holding NV - NY Reg Shares	11,610	1,152			$2,153
Broadcom Ltd	1,088	169
Cree Inc (a)	146	4	Textiles - 0.02%
			Mohawk Industries Inc (a)	207	39
Intel Corp	2,731	90
IPG Photonics Corp (a)	129	10
KLA-Tencor Corp	652	48	Toys, Games & Hobbies - 0.04%
Lam Research Corp	528	44	Hasbro Inc	481	40
Linear Technology Corp	499	23	Mattel Inc	1,394	44
Maxim Integrated Products Inc	1,185	42			$84
Microchip Technology Inc	875	44
NVIDIA Corp	2,649	124	Transportation - 0.69%
NXP Semiconductors NV (a)	51,976	4,072	CH Robinson Worldwide Inc	605	45
ON Semiconductor Corp (a)	342	3	Expeditors International of Washington Inc	559	27
Qorvo Inc (a)	84	5	FedEx Corp	8,470	1,285
QUALCOMM Inc	1,749	94	JB Hunt Transport Services Inc	381	31
Skyworks Solutions Inc	704	44	Landstar System Inc	206	14
			Old Dominion Freight Line Inc (a)	178	11
Texas Instruments Inc	2,905	182
Xilinx Inc	366	17	Teekay Corp	65	1
		$6,221	Union Pacific Corp	385	34
			United Parcel Service Inc	1,996	215
Shipbuilding - 0.01%					$1,663
Huntington Ingalls Industries Inc	172	29
			Trucking & Leasing - 0.00%
			AMERCO	19	7
Software - 9.05%
Activision Blizzard Inc	4,580	182	TOTAL COMMON STOCKS		$233,069
Adobe Systems Inc (a)	25,949	2,486
			INVESTMENT COMPANIES - 2.23%	Shares Held	Value(000	's)
Akamai Technologies Inc (a)	41,389	2,314
ANSYS Inc (a)	20,515	1,862	Money Market Funds - 2.23%
athenahealth Inc (a)	159	22	BlackRock Liquidity Funds FedFund Portfolio	2,359,848	2,360
Atlassian Corp PLC (a)	167	4	Cash Account Trust - Government & Agency	115,943	116
Autodesk Inc (a)	697	38	Portfolio - Government Cash Managed
Black Knight Financial Services Inc (a)	143	5	First American Government Obligations Fund	2,896,817	2,897
Broadridge Financial Solutions Inc	507	33			$5,373
CDK Global Inc	651	36	TOTAL INVESTMENT COMPANIES		$5,373
Cerner Corp (a)	844	49	CONVERTIBLE PREFERRED STOCKS -
Citrix Systems Inc (a)	642	51	0.37%	Shares Held	Value(000	's)
Dun & Bradstreet Corp/The	78	10
Electronic Arts Inc (a)	838	63	Internet - 0.37%
			Airbnb Inc - Series D (a),(b),(c),(d)	3,936	366
Fidelity National Information Services Inc	535	39	Airbnb Inc - Series E (a),(b),(c),(d)	1,119	104
First Data Corp (a)	1,409	16
			Dropbox Inc (a),(b),(c),(d)	8,228	100
Fiserv Inc (a)	2,021	220
Guidewire Software Inc (a)	328	20	Flipkart Online Services Pvt Ltd Series A	68	7
			(a),(b),(c),(d)
IMS Health Holdings Inc (a)	654	17
Intuit Inc	703	78	Flipkart Online Services Pvt Ltd Series C	117	11
			(a),(b),(c),(d)
Jack Henry & Associates Inc	353	31
Microsoft Corp	83,131	4,254

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2016 (unaudited)

CONVERTIBLE PREFERRED STOCKS
(continued)	Shares Held	Value(000	's)

Internet (continued)
Flipkart Online Services Pvt Ltd Series E	220	$21
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	5,740	280
		$889
TOTAL CONVERTIBLE PREFERRED STOCKS		$889
PREFERRED STOCKS - 0.22%	Shares Held	Value(000	's)

Internet - 0.10%
Flipkart Online Services Pvt Ltd Series G	985	96
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	3,311	161
		$257

Software - 0.12%
Magic Leap Inc (a),(b),(c),(d)	5,653	130
Snapchat Inc (a),(b),(c),(d)	4,923	151
		$281
TOTAL PREFERRED STOCKS		$538
Total Investments		$239,869
Other Assets and Liabilities - 0.50%		$1,213
TOTAL NET ASSETS - 100.00%		$241,082

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $1,457 or 0.60% of net assets.
(c)		Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1,457 or 0.60% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.85%
Communications		21.55%
Technology		15.51%
Consumer, Cyclical		14.70%
Industrial		8.04%
Financial		7.63%
Investment Companies		2.23%
Basic Materials		1.88%
Energy		0.10%
Utilities		0.01%
Other Assets and Liabilities		0.50%
TOTAL NET ASSETS		100.00%

Futures Contracts

							Unrealized
Type	Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long	58		$6,076		$6,062	$(14)
Total							$(14)

Amounts in thousands except contracts
Restricted Securities

Security Name		Trade Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014			$160	$366	0.15%
Airbnb Inc - Series E		07/14/2015			104	104	0.04%
Dropbox Inc		01/30/2014			157	100	0.04%
Dropbox Inc		11/07/2014			27	11	0.00%
Flipkart Online Services Pvt Ltd		03/19/2015			22	19	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015			8	7	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015			14	11	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015			25	21	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014			118	96	0.04%
Magic Leap Inc		01/20/2016			130	130	0.05%
Snapchat Inc		05/06/2016			151	151	0.06%
Uber Technologies Inc		12/03/2015			162	161	0.07%
Uber Technologies Inc		12/05/2014			191	280	0.12%

Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2016 (unaudited)

COMMON STOCKS - 97.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.15%			Banks (continued)
Interpublic Group of Cos Inc/The	46,639	$1,077	Wells Fargo & Co	535,476	$25,344
Omnicom Group Inc	27,555	2,246	Zions Bancorporation	23,716	596
		$3,323			$133,465

Aerospace & Defense - 2.09%			Beverages - 2.30%
Boeing Co/The	69,400	9,013	Brown-Forman Corp - B Shares	11,648	1,162
General Dynamics Corp	33,299	4,637	Coca-Cola Co/The	451,270	20,456
Harris Corp	14,455	1,206	Constellation Brands Inc	20,446	3,382
L-3 Communications Holdings Inc	8,918	1,308	Dr Pepper Snapple Group Inc	21,535	2,081
Lockheed Martin Corp	30,346	7,531	Molson Coors Brewing Co	21,340	2,158
Northrop Grumman Corp	20,914	4,649	Monster Beverage Corp (a)	16,316	2,622
Raytheon Co	34,420	4,679	PepsiCo Inc	167,409	17,735
Rockwell Collins Inc	15,089	1,285			$49,596
TransDigm Group Inc (a)	6,140	1,619
			Biotechnology - 2.42%
United Technologies Corp	90,204	9,250	Alexion Pharmaceuticals Inc (a)	25,964	3,031
		$45,177	Amgen Inc	87,066	13,247
Agriculture - 1.95%			Biogen Inc (a)	25,388	6,139
Altria Group Inc	226,751	15,637	Celgene Corp (a)	89,777	8,855
Archer-Daniels-Midland Co	68,101	2,921	Gilead Sciences Inc	154,359	12,877
Philip Morris International Inc	179,793	18,289	Illumina Inc (a)	17,060	2,395
Reynolds American Inc	95,949	5,174	Regeneron Pharmaceuticals Inc (a)	9,039	3,157
		$42,021	Vertex Pharmaceuticals Inc (a)	28,668	2,466
					$52,167
Airlines - 0.49%
Alaska Air Group Inc	14,285	833	Building Materials - 0.25%
American Airlines Group Inc	67,010	1,897	Fortune Brands Home & Security Inc	17,756	1,029
Delta Air Lines Inc	89,428	3,258	Martin Marietta Materials Inc	7,362	1,414
Southwest Airlines Co	74,024	2,902	Masco Corp	38,565	1,193
United Continental Holdings Inc (a)	38,908	1,597	Vulcan Materials Co	15,436	1,858
		$10,487			$5,494

Apparel - 0.71%			Chemicals - 2.01%
Hanesbrands Inc	43,754	1,099	Air Products & Chemicals Inc	22,539	3,201
Michael Kors Holdings Ltd (a)	20,453	1,012	Albemarle Corp	13,003	1,031
NIKE Inc	154,318	8,518	CF Industries Holdings Inc	27,015	651
Ralph Lauren Corp	6,608	592	Dow Chemical Co/The	130,137	6,469
Under Armour Inc – Class A (a)	21,226	852	Eastman Chemical Co	17,229	1,170
Under Armour Inc – Class C (a)	21,334	777	Ecolab Inc	30,594	3,628
VF Corp	38,666	2,378	EI du Pont de Nemours & Co	101,241	6,560
		$15,228	FMC Corp	15,502	718
			International Flavors & Fragrances Inc	9,238	1,165
Automobile Manufacturers - 0.57%			LyondellBasell Industries NV	39,566	2,945
Ford Motor Co	452,244	5,685	Monsanto Co	50,630	5,236
General Motors Co	162,405	4,596	Mosaic Co/The	40,544	1,061
PACCAR Inc	40,619	2,107	PPG Industries Inc	30,837	3,212
		$12,388	Praxair Inc	33,062	3,716
Automobile Parts & Equipment - 0.32%			Sherwin-Williams Co/The	9,112	2,676
BorgWarner Inc	25,222	745			$43,439
Delphi Automotive PLC	31,638	1,980	Commercial Services - 1.24%
Goodyear Tire & Rubber Co/The	30,823	791	Automatic Data Processing Inc	52,797	4,850
Johnson Controls Inc	75,146	3,326	Cintas Corp	10,045	986
		$6,842	Equifax Inc	13,793	1,771
Banks - 6.18%			Global Payments Inc	17,848	1,274
Bank of America Corp	1,190,527	15,798	H&R Block Inc	26,008	598
Bank of New York Mellon Corp/The	124,835	4,850	Moody's Corp	19,592	1,836
BB&T Corp	95,139	3,388	Nielsen Holdings PLC	41,817	2,173
			PayPal Holdings Inc (a)	127,832	4,667
Capital One Financial Corp	59,352	3,769	Quanta Services Inc (a)	17,505	405
Citigroup Inc	340,161	14,419
Citizens Financial Group Inc	61,309	1,225	Robert Half International Inc	15,220	581
Comerica Inc	20,298	835	S&P Global Inc	30,667	3,289
Fifth Third Bancorp	88,979	1,565	Total System Services Inc	19,578	1,040
			United Rentals Inc (a)	10,257	688
Goldman Sachs Group Inc/The	44,774	6,653	Verisk Analytics Inc (a)	17,931	1,454
Huntington Bancshares Inc/OH	92,589	828
JPMorgan Chase & Co	423,812	26,336	Western Union Co/The	56,923	1,092
KeyCorp	97,632	1,079			$26,704
M&T Bank Corp	18,428	2,179	Computers - 4.85%
Morgan Stanley	175,112	4,549	Accenture PLC - Class A	72,298	8,191
Northern Trust Corp	24,857	1,647	Apple Inc	634,840	60,691
PNC Financial Services Group Inc/The	57,872	4,710	Cognizant Technology Solutions Corp (a)	70,221	4,019
Regions Financial Corp	146,813	1,249	CSRA Inc	15,898	372
State Street Corp	45,889	2,474	EMC Corp/MA	226,377	6,151
SunTrust Banks Inc	58,081	2,386	Hewlett Packard Enterprise Co	192,594	3,519
US Bancorp	188,086	7,586	HP Inc	198,261	2,488

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment - 0.30%
International Business Machines Corp	102,359	$15,536	Acuity Brands Inc	5,079	$1,259
NetApp Inc	33,505	824	AMETEK Inc	27,052	1,251
Seagate Technology PLC	34,594	843	Emerson Electric Co	74,565	3,889
Teradata Corp (a)	15,067	378			$6,399
Western Digital Corp	32,618	1,541
		$104,553	Electronics - 1.15%
			Agilent Technologies Inc	37,988	1,685
Consumer Products - 0.47%			Allegion PLC	11,095	770
Avery Dennison Corp	10,336	773	Amphenol Corp	35,689	2,046
Church & Dwight Co Inc	14,873	1,530	Corning Inc	124,634	2,553
Clorox Co/The	14,990	2,075	FLIR Systems Inc	15,951	494
Kimberly-Clark Corp	41,739	5,738	Garmin Ltd	13,595	577
		$10,116	Honeywell International Inc	88,330	10,275
			PerkinElmer Inc	12,636	662
Cosmetics & Personal Care - 1.67%			TE Connectivity Ltd	41,448	2,367
Colgate-Palmolive Co	103,501	7,576	Tyco International Plc	49,315	2,101
Estee Lauder Cos Inc/The	25,797	2,348	Waters Corp (a)	9,381	1,319
Procter & Gamble Co/The (b)	308,511	26,122
					$24,849
		$36,046
			Energy - Alternate Sources - 0.02%
Distribution & Wholesale - 0.19%			First Solar Inc (a)	8,887	431
Fastenal Co	33,481	1,486
LKQ Corp (a)	35,544	1,127
WW Grainger Inc	6,538	1,486	Engineering & Construction - 0.07%
		$4,099	Fluor Corp	16,136	795
			Jacobs Engineering Group Inc (a)	14,131	704
Diversified Financial Services - 2.97%					$1,499
Affiliated Managers Group Inc (a)	6,236	878
Alliance Data Systems Corp (a)	6,831	1,338	Environmental Control - 0.26%
American Express Co	93,691	5,693	Republic Services Inc	27,502	1,411
Ameriprise Financial Inc	19,217	1,727	Stericycle Inc (a)	9,841	1,025
BlackRock Inc	14,579	4,994	Waste Management Inc	47,886	3,173
Charles Schwab Corp/The	139,398	3,528			$5,609
CME Group Inc/IL	39,248	3,823
			Food - 1.97%
Discover Financial Services	47,777	2,560
E*TRADE Financial Corp (a)	32,305	759	Campbell Soup Co	20,781	1,383
			ConAgra Foods Inc	50,581	2,418
Franklin Resources Inc	42,710	1,425
			General Mills Inc	68,891	4,913
Intercontinental Exchange Inc	13,797	3,532
			Hershey Co/The	16,287	1,848
Invesco Ltd	48,362	1,235
			Hormel Foods Corp	31,319	1,146
Legg Mason Inc	12,216	360
			JM Smucker Co/The	13,871	2,114
MasterCard Inc	112,516	9,908
			Kellogg Co	29,211	2,385
Nasdaq Inc	13,347	863
			Kraft Heinz Co/The	69,056	6,110
Navient Corp	38,306	458
			Kroger Co/The	110,545	4,067
Synchrony Financial	96,652	2,443
			McCormick & Co Inc/MD	13,359	1,425
T Rowe Price Group Inc	28,766	2,099
			Mondelez International Inc	179,885	8,187
Visa Inc	220,767	16,374
			Sysco Corp	60,740	3,082
		$63,997	Tyson Foods Inc	34,832	2,327
Electric - 3.19%			Whole Foods Market Inc	37,207	1,191
AES Corp/VA	76,378	953			$42,596
Alliant Energy Corp	26,299	1,044
			Forest Products & Paper - 0.09%
Ameren Corp	28,121	1,507
			International Paper Co	47,655	2,020
American Electric Power Co Inc	56,943	3,991
CMS Energy Corp	32,354	1,484
Consolidated Edison Inc	35,252	2,836	Gas - 0.25%
Dominion Resources Inc/VA	71,420	5,566	CenterPoint Energy Inc	49,909	1,198
DTE Energy Co	20,796	2,061	NiSource Inc	37,267	988
Duke Energy Corp	79,844	6,850	Sempra Energy	27,471	3,132
Edison International	37,761	2,933			$5,318
Entergy Corp	20,716	1,685
Eversource Energy	36,764	2,202	Hand & Machine Tools - 0.14%
Exelon Corp	106,837	3,885	Snap-on Inc	6,739	1,064
FirstEnergy Corp	49,224	1,718	Stanley Black &Decker Inc	17,398	1,935
NextEra Energy Inc	53,482	6,974			$2,999
NRG Energy Inc	36,498	547	Healthcare - Products - 3.16%
PG&E Corp	57,491	3,675	Abbott Laboratories	170,276	6,694
Pinnacle West Capital Corp	12,881	1,044	Baxter International Inc	64,007	2,894
PPL Corp	78,458	2,962	Becton Dickinson and Co	24,594	4,171
Public Service Enterprise Group Inc	58,637	2,733	Boston Scientific Corp (a)	157,262	3,675
SCANA Corp	16,564	1,253	CR Bard Inc	8,497	1,998
Southern Co/The	108,779	5,834	Danaher Corp	69,443	7,014
WEC Energy Group Inc	36,583	2,389	DENTSPLY SIRONA Inc	27,147	1,684
Xcel Energy Inc	58,872	2,636	Edwards Lifesciences Corp (a)	24,543	2,448
		$68,762	Henry Schein Inc (a)	9,511	1,682
			Hologic Inc (a)	28,115	973

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Intuitive Surgical Inc (a)	4,411	$2,917	Netflix Inc (a)	49,640	$4,541
Medtronic PLC	162,975	14,141	Priceline Group Inc/The (a)	5,753	7,182
Patterson Cos Inc	9,647	462	Symantec Corp	70,965	1,458
St Jude Medical Inc	32,948	2,570	TripAdvisor Inc (a)	13,247	852
Stryker Corp	36,409	4,363	VeriSign Inc (a)	11,063	956
Thermo Fisher Scientific Inc	45,608	6,739	Yahoo! Inc (a)	101,289	3,804
Varian Medical Systems Inc (a)	11,035	907			$134,338
Zimmer Biomet Holdings Inc	23,074	2,778
		$68,110	Iron & Steel - 0.08%
			Nucor Corp	36,848	1,821
Healthcare - Services - 1.91%
Aetna Inc	40,634	4,963
			Leisure Products & Services - 0.21%
Anthem Inc	30,476	4,003
Centene Corp (a)	19,757	1,410	Carnival Corp	50,818	2,246
			Harley-Davidson Inc	20,988	951
Cigna Corp	29,730	3,805
DaVita HealthCare Partners Inc (a)	18,907	1,462	Royal Caribbean Cruises Ltd	19,458	1,307
HCA Holdings Inc (a)	34,899	2,687			$4,504
Humana Inc	17,273	3,107	Lodging - 0.22%
Laboratory Corp of America Holdings (a)	11,868	1,546	Marriott International Inc/MD	22,099	1,469
Quest Diagnostics Inc	16,395	1,335	Starwood Hotels & Resorts Worldwide Inc	19,535	1,445
UnitedHealth Group Inc	110,199	15,560	Wyndham Worldwide Corp	12,975	924
Universal Health Services Inc	10,403	1,395	Wynn Resorts Ltd	9,438	855
		$41,273			$4,693

Holding Companies - Diversified - 0.03%			Machinery - Construction & Mining - 0.24%
Leucadia National Corp	38,634	670	Caterpillar Inc	67,671	5,130

Home Builders - 0.13%			Machinery - Diversified - 0.47%
DR Horton Inc	38,261	1,205	Cummins Inc	18,362	2,065
Lennar Corp - A Shares	21,256	980	Deere & Co	34,601	2,804
PulteGroup Inc	36,496	711	Flowserve Corp	15,109	682
		$2,896	Rockwell Automation Inc	15,097	1,733
			Roper Technologies Inc	11,729	2,001
Home Furnishings - 0.13%
			Xylem Inc/NY	20,734	926
Harman International Industries Inc	8,177	587
Leggett & Platt Inc	15,568	796			$10,211
Whirlpool Corp	8,804	1,467	Media - 2.50%
		$2,850	CBS Corp	48,135	2,620
			Comcast Corp - Class A	280,220	18,267
Housewares - 0.12%			Discovery Communications Inc - A Shares (a)	17,440	440
Newell Brands Inc	52,929	2,571	Discovery Communications Inc - C Shares (a)	27,671	660
			News Corp - A Shares	44,108	501
Insurance - 4.00%			News Corp - B Shares	12,494	146
Aflac Inc	47,981	3,462	Scripps Networks Interactive Inc	11,013	686
Allstate Corp/The	43,389	3,035	TEGNA Inc	25,218	584
American International Group Inc	129,697	6,860	Time Warner Inc	91,144	6,703
Aon PLC	30,704	3,354	Twenty-First Century Fox Inc - A Shares	126,995	3,435
Arthur J Gallagher & Co	20,529	977	Twenty-First Century Fox Inc - B Shares	49,976	1,362
Assurant Inc	7,178	619	Viacom Inc - B Shares	40,172	1,666
Berkshire Hathaway Inc - Class B (a)	217,180	31,445	Walt Disney Co/The	172,999	16,923
Chubb Ltd	53,833	7,036			$53,993
Cincinnati Financial Corp	17,143	1,284
Hartford Financial Services Group Inc/The	45,593	2,023	Mining - 0.25%
Lincoln National Corp	27,701	1,074	Alcoa Inc	152,422	1,413
Loews Corp	31,041	1,275	Freeport-McMoRan Inc	145,124	1,617
Marsh & McLennan Cos Inc	60,411	4,136	Newmont Mining Corp	61,489	2,405
MetLife Inc	127,336	5,072			$5,435
Progressive Corp/The	67,570	2,264	Miscellaneous Manufacturers - 2.79%
Prudential Financial Inc	51,228	3,655	3M Co	70,295	12,310
Torchmark Corp	13,004	804	Dover Corp	17,981	1,246
Travelers Cos Inc/The	33,888	4,034	Eaton Corp PLC	53,082	3,171
Unum Group	27,556	876	General Electric Co	1,065,787	33,551
Willis Towers Watson PLC	16,045	1,995	Illinois Tool Works Inc	37,486	3,904
XL Group PLC	32,993	1,099	Ingersoll-Rand PLC	29,840	1,900
		$86,379	Parker-Hannifin Corp	15,609	1,687
Internet - 6.23%			Pentair PLC	20,945	1,221
Alphabet Inc - A Shares (a)	34,037	23,946	Textron Inc	31,157	1,139
Alphabet Inc - C Shares (a)	34,232	23,692			$60,129
Amazon.com Inc (a)	44,842	32,090
			Office & Business Equipment - 0.07%
eBay Inc (a)	122,506	2,868	Pitney Bowes Inc	21,861	389
Expedia Inc	13,586	1,444	Xerox Corp	110,363	1,047
F5 Networks Inc (a)	7,763	884
					$1,436
Facebook Inc (a)	267,947	30,621

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.72%			Real Estate - 0.04%

Anadarko Petroleum Corp	59,159	$3,150	CBRE Group Inc (a)	33,823	$896

Apache Corp	43,872	2,442

Cabot Oil & Gas Corp	53,894	1,387

Chesapeake Energy Corp (a)	67,783	290	REITS - 3.12%
			American Tower Corp	49,207	5,590
Chevron Corp	218,439	22,899
			Apartment Investment & Management Co	18,151	801
Cimarex Energy Co	10,989	1,311

Concho Resources Inc (a)	15,107	1,802	AvalonBay Communities Inc	15,897	2,868
			Boston Properties Inc	17,803	2,348
ConocoPhillips	143,530	6,258
			Crown Castle International Corp	39,046	3,960
Devon Energy Corp	60,732	2,202
			Digital Realty Trust Inc	17,016	1,855
Diamond Offshore Drilling Inc	7,472	182
			Equinix Inc	8,046	3,120
EOG Resources Inc	63,777	5,320
			Equity Residential	42,362	2,918
EQT Corp	20,020	1,550
			Essex Property Trust Inc	7,583	1,730
Exxon Mobil Corp	480,597	45,051
			Extra Space Storage Inc	14,511	1,343
Helmerich & Payne Inc	12,521	841
			Federal Realty Investment Trust	8,217	1,360
Hess Corp	30,552	1,836
			General Growth Properties Inc	67,559	2,015
Marathon Oil Corp	98,243	1,475
			HCP Inc	54,136	1,915
Marathon Petroleum Corp	61,408	2,331
			Host Hotels & Resorts Inc	86,614	1,404
Murphy Oil Corp	18,760	596

Newfield Exploration Co (a)	22,798	1,007	Iron Mountain Inc	27,701	1,103
			Kimco Realty Corp	48,637	1,526
Noble Energy Inc	49,671	1,782
			Macerich Co/The	14,628	1,249
Occidental Petroleum Corp	88,518	6,688
			Prologis Inc	60,890	2,986
Phillips 66	54,214	4,301
			Public Storage	17,080	4,365
Pioneer Natural Resources Co	18,956	2,866
			Realty Income Corp	29,859	2,071
Range Resources Corp	19,673	849

Southwestern Energy Co (a)	54,820	690	Simon Property Group Inc	35,860	7,778
			SL Green Realty Corp	11,617	1,237
Tesoro Corp	13,905	1,042
			UDR Inc	30,961	1,143
Transocean Ltd	39,787	473
			Ventas Inc	39,189	2,854
Valero Energy Corp	54,450	2,777
			Vornado Realty Trust	20,566	2,059
		$123,398
			Welltower Inc	41,376	3,152

Oil & Gas Services - 1.01%			Weyerhaeuser Co	86,586	2,578

Baker Hughes Inc	50,754	2,291			$67,328

FMC Technologies Inc (a)	26,234	700
			Retail - 6.52%
Halliburton Co	99,589	4,510
			Advance Auto Parts Inc	8,525	1,378

National Oilwell Varco Inc	43,701	1,471	AutoNation Inc (a)	8,245	387

Schlumberger Ltd	161,046	12,735	AutoZone Inc (a)	3,460	2,747

		$21,707	Bed Bath & Beyond Inc	17,891	773

Packaging & Containers - 0.18%			Best Buy Co Inc	32,678	1,000

Ball Corp	20,142	1,456	CarMax Inc (a)	22,465	1,101

Owens-Illinois Inc (a)	18,766	338	Chipotle Mexican Grill Inc (a)	3,384	1,363

Sealed Air Corp	22,848	1,050	Coach Inc	32,224	1,313

WestRock Co	29,277	1,138	Costco Wholesale Corp	50,772	7,973

		$3,982	CVS Health Corp	124,480	11,918

			Darden Restaurants Inc	13,218	837

Pharmaceuticals - 7.02%			Dollar General Corp	32,890	3,092

AbbVie Inc	187,453	11,605	Dollar Tree Inc (a)	27,302	2,573
Allergan plc (a)	45,845	10,594
			Foot Locker Inc	15,773	865

AmerisourceBergen Corp	21,265	1,687	Gap Inc/The	26,290	558

Bristol-Myers Squibb Co	193,474	14,230	Genuine Parts Co	17,341	1,756

Cardinal Health Inc	37,762	2,946	Home Depot Inc/The	144,181	18,411

Eli Lilly & Co	112,583	8,866	Kohl's Corp	21,292	807
Endo International PLC (a)	23,742	370
			L Brands Inc	29,323	1,968
Express Scripts Holding Co (a)	73,342	5,560
			Lowe's Cos Inc	102,700	8,131

Johnson & Johnson	318,802	38,671	Macy's Inc	35,743	1,201
Mallinckrodt PLC (a)	12,671	770
			McDonald's Corp	101,744	12,244

McKesson Corp	26,080	4,868	Nordstrom Inc	14,874	566

Mead Johnson Nutrition Co	21,634	1,963	O'Reilly Automotive Inc (a)	11,179	3,031

Merck & Co Inc	320,817	18,482	PVH Corp	9,392	885
Mylan NV (a)	49,493	2,140
			Ross Stores Inc	46,569	2,640

Perrigo Co PLC	16,599	1,505	Signet Jewelers Ltd	9,040	745
Pfizer Inc (b)	702,923	24,750
			Staples Inc	74,905	646

Zoetis Inc	52,909	2,511	Starbucks Corp	169,783	9,698

		$151,518	Target Corp	68,297	4,769

Pipelines - 0.51%			Tiffany & Co	12,706	771

Columbia Pipeline Group Inc	46,342	1,181	TJX Cos Inc/The	76,620	5,917

Kinder Morgan Inc/DE	212,084	3,970	Tractor Supply Co	15,464	1,410
			Ulta Salon Cosmetics & Fragrance Inc (a)	7,238	1,763
ONEOK Inc	24,351	1,156
			Urban Outfitters Inc (a)	10,044	276
Spectra Energy Corp	79,300	2,905

Williams Cos Inc/The	79,162	1,712	Walgreens Boots Alliance Inc	100,161	8,340

		$10,924	Wal-Mart Stores Inc	176,999	12,924
			Yum! Brands Inc	47,222	3,916

					$140,693

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans - 0.02%			Water - 0.08%
People's United Financial Inc	36,029	$528	American Water Works Co Inc	20,597	$1,741

			TOTAL COMMON STOCKS		$2,107,919
Semiconductors - 2.76%
Analog Devices Inc	35,622	2,017	INVESTMENT COMPANIES - 2.46%	Shares Held Value (000's)
Applied Materials Inc	126,233	3,026	Exchange Traded Funds - 0.80%
Broadcom Ltd	42,990	6,681	iShares Core S&P 500 ETF	81,316	17,133
Intel Corp	547,285	17,951
KLA-Tencor Corp	18,046	1,322
Lam Research Corp	18,497	1,555	Money Market Funds - 1.66%
Linear Technology Corp	27,711	1,289	BlackRock Liquidity Funds FedFund Portfolio	35,915,190	35,915
Microchip Technology Inc	24,897	1,264
Micron Technology Inc (a)	120,194	1,654	TOTAL INVESTMENT COMPANIES		$53,048
NVIDIA Corp	58,796	2,764	Total Investments		$2,160,967
Qorvo Inc (a)	14,780	817	Other Assets and Liabilities - (0.15)%		$(3,204)
QUALCOMM Inc	170,248	9,120	TOTAL NET ASSETS - 100.00%		$2,157,763
Skyworks Solutions Inc	22,048	1,395
Texas Instruments Inc	116,391	7,292
Xilinx Inc	29,407	1,356	(a) Non-Income Producing Security
		$59,503	(b)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Software - 4.53%			these securities totaled $6,684 or 0.31% of net assets.
Activision Blizzard Inc	59,037	2,340
Adobe Systems Inc (a)	57,974	5,553
Akamai Technologies Inc (a)	20,351	1,138
Autodesk Inc (a)	26,030	1,409	Portfolio Summary (unaudited)
CA Inc	34,296	1,126	Sector		Percent
Cerner Corp (a)	34,873	2,044	Consumer, Non-cyclical		24.21%
Citrix Systems Inc (a)	17,976	1,440	Financial		16.33%
Dun & Bradstreet Corp/The	4,202	512	Communications		12.60%
Electronic Arts Inc (a)	34,956	2,648	Technology		12.11%
Fidelity National Information Services Inc	32,160	2,369	Consumer, Cyclical		9.78%
Fiserv Inc (a)	25,768	2,802	Industrial		9.42%
Intuit Inc	29,655	3,310	Energy		7.26%
Microsoft Corp	911,037	46,618	Utilities		3.52%
Oracle Corp	360,730	14,765	Investment Companies		2.46%
Paychex Inc	37,147	2,210	Basic Materials		2.43%
Red Hat Inc (a)	21,028	1,527	Diversified		0.03%
salesforce.com Inc (a)	73,811	5,861	Other Assets and Liabilities		(0.15)%
		$97,672	TOTAL NET ASSETS		100.00%

Telecommunications - 3.72%
AT&T Inc	713,487	30,830
CenturyLink Inc	63,289	1,836
Cisco Systems Inc	582,949	16,725
Frontier Communications Corp	135,961	671
Juniper Networks Inc	40,939	921
Level 3 Communications Inc (a)	33,602	1,730
Motorola Solutions Inc	18,415	1,215
Verizon Communications Inc	472,446	26,381
		$80,309

Textiles - 0.06%
Mohawk Industries Inc (a)	7,385	1,401

Toys, Games & Hobbies - 0.11%
Hasbro Inc	13,007	1,092
Mattel Inc	39,458	1,235
		$2,327

Transportation - 1.48%
CH Robinson Worldwide Inc	16,546	1,229
CSX Corp	110,786	2,889
Expeditors International of Washington Inc	21,100	1,035
FedEx Corp	28,932	4,391
JB Hunt Transport Services Inc	10,314	835
Kansas City Southern	12,515	1,127
Norfolk Southern Corp	34,276	2,918
Ryder System Inc	6,224	380
Union Pacific Corp	97,476	8,505
United Parcel Service Inc	80,024	8,620
		$31,929

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long	336	$34,904	$35,115	$211
Total					$211
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2016 (unaudited)

COMMON STOCKS - 93.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.15%			Banks (continued)
Interpublic Group of Cos Inc/The	3,788	$88	Wells Fargo & Co	43,500	$2,059
Omnicom Group Inc	2,238	182	Zions Bancorporation	1,926	48
		$270			$10,842

Aerospace & Defense - 2.00%			Beverages - 2.20%
Boeing Co/The	5,637	732	Brown-Forman Corp - B Shares	946	94
General Dynamics Corp	2,704	377	Coca-Cola Co/The	36,660	1,662
Harris Corp	1,174	98	Constellation Brands Inc	1,661	275
L-3 Communications Holdings Inc	725	106	Dr Pepper Snapple Group Inc	1,749	169
Lockheed Martin Corp	2,465	612	Molson Coors Brewing Co	1,734	175
Northrop Grumman Corp	1,698	378	Monster Beverage Corp (a)	1,325	213
Raytheon Co	2,796	380	PepsiCo Inc	13,599	1,441
Rockwell Collins Inc	1,226	104			$4,029
TransDigm Group Inc (a)	499	132
			Biotechnology - 2.31%
United Technologies Corp	7,327	751	Alexion Pharmaceuticals Inc (a)	2,109	246
		$3,670	Amgen Inc	7,072	1,076
Agriculture - 1.86%			Biogen Inc (a)	2,062	499
Altria Group Inc	18,420	1,270	Celgene Corp (a)	7,293	719
Archer-Daniels-Midland Co	5,531	237	Gilead Sciences Inc	12,539	1,046
Philip Morris International Inc	14,605	1,486	Illumina Inc (a)	1,385	195
Reynolds American Inc	7,794	420	Regeneron Pharmaceuticals Inc (a)	734	256
		$3,413	Vertex Pharmaceuticals Inc (a)	2,329	200
					$4,237
Airlines - 0.46%
Alaska Air Group Inc	1,160	67	Building Materials - 0.24%
American Airlines Group Inc	5,443	154	Fortune Brands Home & Security Inc	1,442	83
Delta Air Lines Inc	7,265	265	Martin Marietta Materials Inc	598	115
Southwest Airlines Co	6,013	236	Masco Corp	3,132	97
United Continental Holdings Inc (a)	3,160	130	Vulcan Materials Co	1,254	151
		$852			$446

Apparel - 0.68%			Chemicals - 1.92%
Hanesbrands Inc	3,554	90	Air Products & Chemicals Inc	1,830	260
Michael Kors Holdings Ltd (a)	1,661	82	Albemarle Corp	1,056	84
NIKE Inc	12,536	692	CF Industries Holdings Inc	2,195	53
Ralph Lauren Corp	536	48	Dow Chemical Co/The	10,571	525
Under Armour Inc – Class A (a)	1,724	69	Eastman Chemical Co	1,400	95
Under Armour Inc – Class C (a)	1,733	63	Ecolab Inc	2,485	295
VF Corp	3,140	193	EI du Pont de Nemours & Co	8,224	533
		$1,237	FMC Corp	1,259	58
			International Flavors & Fragrances Inc	751	95
Automobile Manufacturers - 0.55%			LyondellBasell Industries NV	3,214	239
Ford Motor Co	36,739	462	Monsanto Co	4,112	425
General Motors Co	13,192	373	Mosaic Co/The	3,293	86
PACCAR Inc	3,299	171	PPG Industries Inc	2,505	261
		$1,006	Praxair Inc	2,686	302
Automobile Parts & Equipment - 0.30%			Sherwin-Williams Co/The	740	217
BorgWarner Inc	2,049	61			$3,528
Delphi Automotive PLC	2,570	161	Commercial Services - 1.18%
Goodyear Tire & Rubber Co/The	2,504	64	Automatic Data Processing Inc	4,289	394
Johnson Controls Inc	6,104	270	Cintas Corp	816	80
		$556	Equifax Inc	1,120	144
Banks - 5.92%			Global Payments Inc	1,450	104
Bank of America Corp	96,716	1,283	H&R Block Inc	2,112	49
Bank of New York Mellon Corp/The	10,141	394	Moody's Corp	1,591	149
BB&T Corp	7,728	275	Nielsen Holdings PLC	3,396	176
			PayPal Holdings Inc (a)	10,384	379
Capital One Financial Corp	4,820	306	Quanta Services Inc (a)	1,422	33
Citigroup Inc	27,633	1,171
Citizens Financial Group Inc	4,980	100	Robert Half International Inc	1,236	47
Comerica Inc	1,648	68	S&P Global Inc	2,491	267
Fifth Third Bancorp	7,227	127	Total System Services Inc	1,590	84
			United Rentals Inc (a)	833	56
Goldman Sachs Group Inc/The	3,636	540	Verisk Analytics Inc (a)	1,456	118
Huntington Bancshares Inc/OH	7,520	67
JPMorgan Chase & Co	34,429	2,139	Western Union Co/The	4,624	89
KeyCorp	7,930	88			$2,169
M&T Bank Corp	1,496	177	Computers - 4.63%
Morgan Stanley	14,225	370	Accenture PLC - Class A	5,872	665
Northern Trust Corp	2,019	134	Apple Inc	51,573	4,930
PNC Financial Services Group Inc/The	4,701	383	Cognizant Technology Solutions Corp (a)	5,704	327
Regions Financial Corp	11,926	102	CSRA Inc	1,292	30
State Street Corp	3,727	201	EMC Corp/MA	18,390	500
SunTrust Banks Inc	4,717	194	Hewlett Packard Enterprise Co	15,645	286
US Bancorp	15,279	616	HP Inc	16,106	202

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment - 0.28%
International Business Machines Corp	8,314	$1,262	Acuity Brands Inc	412	$102
NetApp Inc	2,721	67	AMETEK Inc	2,198	102
Seagate Technology PLC	2,809	68	Emerson Electric Co	6,056	316
Teradata Corp (a)	1,224	31			$520
Western Digital Corp	2,649	125
		$8,493	Electronics - 1.10%
			Agilent Technologies Inc	3,085	137
Consumer Products - 0.45%			Allegion PLC	901	62
Avery Dennison Corp	839	63	Amphenol Corp	2,899	166
Church & Dwight Co Inc	1,208	124	Corning Inc	10,124	207
Clorox Co/The	1,218	169	FLIR Systems Inc	1,296	40
Kimberly-Clark Corp	3,390	466	Garmin Ltd	1,104	47
		$822	Honeywell International Inc	7,175	835
			PerkinElmer Inc	1,026	54
Cosmetics & Personal Care - 1.60%			TE Connectivity Ltd	3,367	192
Colgate-Palmolive Co	8,407	615	Tyco International Plc	4,006	171
Estee Lauder Cos Inc/The	2,096	191	Waters Corp (a)	762	107
Procter & Gamble Co/The	25,062	2,122			$2,018
		$2,928
			Energy - Alternate Sources - 0.02%
Distribution & Wholesale - 0.18%			First Solar Inc (a)	721	35
Fastenal Co	2,720	121
LKQ Corp (a)	2,887	91
WW Grainger Inc	531	121	Engineering & Construction - 0.07%
		$333	Fluor Corp	1,310	65
			Jacobs Engineering Group Inc (a)	1,148	57
Diversified Financial Services - 2.84%					$122
Affiliated Managers Group Inc (a)	506	71
Alliance Data Systems Corp (a)	555	109	Environmental Control - 0.25%
American Express Co	7,610	462	Republic Services Inc	2,234	115
Ameriprise Financial Inc	1,561	140	Stericycle Inc (a)	799	83
BlackRock Inc	1,184	406	Waste Management Inc	3,889	258
Charles Schwab Corp/The	11,324	287			$456
CME Group Inc/IL	3,188	311

Discover Financial Services	3,881	208	Food - 1.89%
E*TRADE Financial Corp (a)	2,624	62	Campbell Soup Co	1,688	112
			ConAgra Foods Inc	4,109	197
Franklin Resources Inc	3,469	116
			General Mills Inc	5,595	399
Intercontinental Exchange Inc	1,121	287
			Hershey Co/The	1,323	150
Invesco Ltd	3,928	100
			Hormel Foods Corp	2,544	93
Legg Mason Inc	992	29
			JM Smucker Co/The	1,126	172
MasterCard Inc	9,140	805
			Kellogg Co	2,372	194
Nasdaq Inc	1,085	70
			Kraft Heinz Co/The	5,609	496
Navient Corp	3,111	37
			Kroger Co/The	8,979	330
Synchrony Financial	7,851	199
			McCormick & Co Inc/MD	1,086	116
T Rowe Price Group Inc	2,336	170
			Mondelez International Inc	14,613	665
Visa Inc	17,934	1,330
			Sysco Corp	4,934	250
		$5,199	Tyson Foods Inc	2,829	189
Electric - 3.05%			Whole Foods Market Inc	3,022	97
AES Corp/VA	6,204	77			$3,460
Alliant Energy Corp	2,136	85

Ameren Corp	2,284	122	Forest Products & Paper - 0.09%
			International Paper Co	3,871	164
American Electric Power Co Inc	4,625	324
CMS Energy Corp	2,628	121
Consolidated Edison Inc	2,863	230	Gas - 0.24%
Dominion Resources Inc/VA	5,802	452	CenterPoint Energy Inc	4,054	97
DTE Energy Co	1,689	167	NiSource Inc	3,027	80
Duke Energy Corp	6,485	556	Sempra Energy	2,231	255
Edison International	3,067	238			$432
Entergy Corp	1,683	137
Eversource Energy	2,986	179	Hand & Machine Tools - 0.13%
Exelon Corp	8,679	316	Snap-on Inc	548	87
FirstEnergy Corp	3,999	140	Stanley Black &Decker Inc	1,413	157
NextEra Energy Inc	4,344	567			$244
NRG Energy Inc	2,964	44	Healthcare - Products - 3.02%
PG&E Corp	4,669	298	Abbott Laboratories	13,832	544
Pinnacle West Capital Corp	1,046	85	Baxter International Inc	5,199	235
PPL Corp	6,373	241	Becton Dickinson and Co	1,998	339
Public Service Enterprise Group Inc	4,763	222	Boston Scientific Corp (a)	12,775	298
SCANA Corp	1,346	102	CR Bard Inc	690	162
Southern Co/The	8,836	474	Danaher Corp	5,640	570
WEC Energy Group Inc	2,972	194	DENTSPLY SIRONA Inc	2,205	137
Xcel Energy Inc	4,782	214	Edwards Lifesciences Corp (a)	1,994	199
		$5,585	Henry Schein Inc (a)	772	136
			Hologic Inc (a)	2,284	79

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Intuitive Surgical Inc (a)	358	$237	Netflix Inc (a)	4,032	$369
Medtronic PLC	13,239	1,149	Priceline Group Inc/The (a)	468	584
Patterson Cos Inc	784	37	Symantec Corp	5,764	118
St Jude Medical Inc	2,676	209	TripAdvisor Inc (a)	1,076	69
Stryker Corp	2,957	354	VeriSign Inc (a)	898	78
Thermo Fisher Scientific Inc	3,704	547	Yahoo! Inc (a)	8,228	309
Varian Medical Systems Inc (a)	896	74			$10,912
Zimmer Biomet Holdings Inc	1,874	226
		$5,532	Iron & Steel - 0.08%
			Nucor Corp	2,992	148
Healthcare - Services - 1.83%
Aetna Inc	3,300	403
			Leisure Products & Services - 0.20%
Anthem Inc	2,475	325
Centene Corp (a)	1,605	115	Carnival Corp	4,127	183
			Harley-Davidson Inc	1,705	77
Cigna Corp	2,415	309
DaVita HealthCare Partners Inc (a)	1,536	119	Royal Caribbean Cruises Ltd	1,581	106
HCA Holdings Inc (a)	2,834	218			$366
Humana Inc	1,403	252	Lodging - 0.21%
Laboratory Corp of America Holdings (a)	964	126	Marriott International Inc/MD	1,795	119
Quest Diagnostics Inc	1,332	108	Starwood Hotels & Resorts Worldwide Inc	1,587	117
UnitedHealth Group Inc	8,951	1,264	Wyndham Worldwide Corp	1,054	75
Universal Health Services Inc	845	113	Wynn Resorts Ltd	766	70
		$3,352			$381

Holding Companies - Diversified - 0.03%			Machinery - Construction & Mining - 0.23%
Leucadia National Corp	3,138	54	Caterpillar Inc	5,497	417

Home Builders - 0.13%			Machinery - Diversified - 0.45%
DR Horton Inc	3,108	98	Cummins Inc	1,491	168
Lennar Corp - A Shares	1,726	79	Deere & Co	2,810	228
PulteGroup Inc	2,964	58	Flowserve Corp	1,227	55
		$235	Rockwell Automation Inc	1,226	141
			Roper Technologies Inc	952	162
Home Furnishings - 0.13%
			Xylem Inc/NY	1,684	75
Harman International Industries Inc	664	48
Leggett & Platt Inc	1,264	64			$829
Whirlpool Corp	715	119	Media - 2.39%
		$231	CBS Corp	3,910	213
			Comcast Corp - Class A	22,763	1,484
Housewares - 0.11%			Discovery Communications Inc - A Shares (a)	1,416	36
Newell Brands Inc	4,299	209	Discovery Communications Inc - C Shares (a)	2,248	54
			News Corp - A Shares	3,582	41
Insurance - 3.83%			News Corp - B Shares	1,015	12
Aflac Inc	3,898	281	Scripps Networks Interactive Inc	894	56
Allstate Corp/The	3,524	247	TEGNA Inc	2,048	47
American International Group Inc	10,535	557	Time Warner Inc	7,403	544
Aon PLC	2,494	272	Twenty-First Century Fox Inc - A Shares	10,316	279
Arthur J Gallagher & Co	1,667	79	Twenty-First Century Fox Inc - B Shares	4,059	110
Assurant Inc	583	50	Viacom Inc - B Shares	3,263	135
Berkshire Hathaway Inc - Class B (a)	17,643	2,555	Walt Disney Co/The	14,053	1,375
Chubb Ltd	4,373	572			$4,386
Cincinnati Financial Corp	1,392	104
Hartford Financial Services Group Inc/The	3,703	164	Mining - 0.24%
Lincoln National Corp	2,250	87	Alcoa Inc	12,382	115
Loews Corp	2,521	104	Freeport-McMoRan Inc	11,789	131
Marsh & McLennan Cos Inc	4,907	336	Newmont Mining Corp	4,994	195
MetLife Inc	10,343	412			$441
Progressive Corp/The	5,488	184	Miscellaneous Manufacturers - 2.66%
Prudential Financial Inc	4,161	297	3M Co	5,710	1,000
Torchmark Corp	1,056	65	Dover Corp	1,460	101
Travelers Cos Inc/The	2,752	328	Eaton Corp PLC	4,312	258
Unum Group	2,238	71	General Electric Co (b)	86,582	2,726
Willis Towers Watson PLC	1,303	162	Illinois Tool Works Inc	3,045	317
XL Group PLC	2,679	89	Ingersoll-Rand PLC	2,423	154
		$7,016	Parker-Hannifin Corp	1,268	137
Internet - 5.95%			Pentair PLC	1,701	99
Alphabet Inc - A Shares (a)	2,765	1,945	Textron Inc	2,531	92
Alphabet Inc - C Shares (a)	2,780	1,924			$4,884
Amazon.com Inc (a)	3,642	2,606
			Office & Business Equipment - 0.06%
eBay Inc (a)	9,951	233	Pitney Bowes Inc	1,775	32
Expedia Inc	1,103	117	Xerox Corp	8,965	85
F5 Networks Inc (a)	631	72
					$117
Facebook Inc (a)	21,766	2,488

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas - 5.47%			Real Estate - 0.04%

Anadarko Petroleum Corp	4,805	$256	CBRE Group Inc (a)	2,747	$73

Apache Corp	3,564	198

Cabot Oil & Gas Corp	4,377	113

Chesapeake Energy Corp (a)	5,507	24	REITS - 2.98%
			American Tower Corp	3,996	454
Chevron Corp	17,745	1,860
			Apartment Investment & Management Co	1,475	65
Cimarex Energy Co	892	107

Concho Resources Inc (a)	1,227	146	AvalonBay Communities Inc	1,292	233
			Boston Properties Inc	1,447	191
ConocoPhillips	11,660	508
			Crown Castle International Corp	3,171	322
Devon Energy Corp	4,933	179
			Digital Realty Trust Inc	1,382	151
Diamond Offshore Drilling Inc	607	15
			Equinix Inc	654	254
EOG Resources Inc	5,180	432
			Equity Residential	3,441	237
EQT Corp	1,627	126

Exxon Mobil Corp (b)	39,042	3,660	Essex Property Trust Inc	616	140
			Extra Space Storage Inc	1,179	109
Helmerich & Payne Inc	1,017	68
			Federal Realty Investment Trust	667	110
Hess Corp	2,482	149
			General Growth Properties Inc	5,487	164
Marathon Oil Corp	7,980	120
			HCP Inc	4,397	156
Marathon Petroleum Corp	4,988	189
			Host Hotels & Resorts Inc	7,036	114
Murphy Oil Corp	1,524	48

Newfield Exploration Co (a)	1,851	82	Iron Mountain Inc	2,250	90
			Kimco Realty Corp	3,951	124
Noble Energy Inc	4,035	145
			Macerich Co/The	1,189	102
Occidental Petroleum Corp	7,190	543
			Prologis Inc	4,945	242
Phillips 66	4,403	349
			Public Storage	1,387	354
Pioneer Natural Resources Co	1,540	233
			Realty Income Corp	2,426	168
Range Resources Corp	1,598	69

Southwestern Energy Co (a)	4,453	56	Simon Property Group Inc	2,912	632
			SL Green Realty Corp	944	100
Tesoro Corp	1,129	85
			UDR Inc	2,515	93
Transocean Ltd	3,232	38
			Ventas Inc	3,183	232
Valero Energy Corp	4,423	226
			Vornado Realty Trust	1,670	167
		$10,024
			Welltower Inc	3,361	256

Oil & Gas Services - 0.96%			Weyerhaeuser Co	7,034	209

Baker Hughes Inc	4,122	186			$5,469

FMC Technologies Inc (a)	2,131	57
			Retail - 6.23%
Halliburton Co	8,090	366
			Advance Auto Parts Inc	692	112

National Oilwell Varco Inc	3,549	119	AutoNation Inc (a)	669	31

Schlumberger Ltd	13,082	1,035	AutoZone Inc (a)	281	223

		$1,763	Bed Bath & Beyond Inc	1,453	63

Packaging & Containers - 0.18%			Best Buy Co Inc	2,654	81

Ball Corp	1,636	118	CarMax Inc (a)	1,824	89

Owens-Illinois Inc (a)	1,525	28	Chipotle Mexican Grill Inc (a)	275	111

Sealed Air Corp	1,855	85	Coach Inc	2,617	107

WestRock Co	2,378	92	Costco Wholesale Corp	4,124	648

		$323	CVS Health Corp	10,111	968

			Darden Restaurants Inc	1,074	68

Pharmaceuticals - 6.72%			Dollar General Corp	2,671	251

AbbVie Inc	15,228	943	Dollar Tree Inc (a)	2,217	209
Allergan plc (a)	3,724	861
			Foot Locker Inc	1,281	70

AmerisourceBergen Corp	1,727	137	Gap Inc/The	2,135	45

Bristol-Myers Squibb Co	15,717	1,156	Genuine Parts Co	1,408	143

Cardinal Health Inc	3,067	239	Home Depot Inc/The	11,712	1,496

Eli Lilly & Co	9,145	720	Kohl's Corp	1,730	66
Endo International PLC (a)	1,928	30
			L Brands Inc	2,382	160
Express Scripts Holding Co (a)	5,958	452
			Lowe's Cos Inc	8,343	661

Johnson & Johnson	25,898	3,141	Macy's Inc	2,903	98
Mallinckrodt PLC (a)	1,029	63
			McDonald's Corp	8,264	994

McKesson Corp	2,119	395	Nordstrom Inc	1,208	46

Mead Johnson Nutrition Co	1,758	160	O'Reilly Automotive Inc (a)	908	246

Merck & Co Inc	26,062	1,501	PVH Corp	763	72
Mylan NV (a)	4,020	174
			Ross Stores Inc	3,782	214

Perrigo Co PLC	1,349	122	Signet Jewelers Ltd	734	60

Pfizer Inc	57,104	2,011	Staples Inc	6,085	52

Zoetis Inc	4,297	204	Starbucks Corp	13,792	788

		$12,309	Target Corp	5,548	387

Pipelines - 0.48%			Tiffany & Co	1,033	63

Columbia Pipeline Group Inc	3,764	96	TJX Cos Inc/The	6,224	481

Kinder Morgan Inc/DE	17,229	322	Tractor Supply Co	1,256	115
			Ulta Salon Cosmetics & Fragrance Inc (a)	588	143
ONEOK Inc	1,978	94
			Urban Outfitters Inc (a)	816	22
Spectra Energy Corp	6,441	236

Williams Cos Inc/The	6,430	139	Walgreens Boots Alliance Inc	8,136	677

		$887	Wal-Mart Stores Inc	14,379	1,050
			Yum! Brands Inc	3,835	318

					$11,428

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans - 0.02%			Water - 0.08%
People's United Financial Inc	2,926	$43	American Water Works Co Inc	1,673	$141

			TOTAL COMMON STOCKS		$171,225
Semiconductors - 2.64%
Analog Devices Inc	2,894	164	INVESTMENT COMPANIES - 6.51%	Shares Held Value (000's)
Applied Materials Inc	10,254	246	Exchange Traded Funds - 0.82%
Broadcom Ltd	3,492	543	iShares Core S&P 500 ETF	7,108	1,498
Intel Corp	44,459	1,458
KLA-Tencor Corp	1,465	107
Lam Research Corp	1,503	126	Money Market Funds - 5.69%
Linear Technology Corp	2,251	105	BlackRock Liquidity Funds FedFund Portfolio	10,426,285	10,426
Microchip Technology Inc	2,022	103
Micron Technology Inc (a)	9,764	134	TOTAL INVESTMENT COMPANIES		$11,924
NVIDIA Corp	4,776	225	TOTAL PURCHASED OPTIONS - 0.22%		$398
Qorvo Inc (a)	1,201	67	Total Investments		$183,547
QUALCOMM Inc	13,830	741	Other Assets and Liabilities - (0.14)%		$(249)
Skyworks Solutions Inc	1,791	113	TOTAL NET ASSETS - 100.00%		$183,298
Texas Instruments Inc	9,455	592
Xilinx Inc	2,388	110
		$4,834	(a) Non-Income Producing Security
			(b) Security or a portion of the security was pledged to cover margin
Software - 4.33%			requirements for futures contracts. At the end of the period, the value of
Activision Blizzard Inc	4,795	190	these securities totaled $1,525 or 0.83% of net assets.
Adobe Systems Inc (a)	4,709	451
Akamai Technologies Inc (a)	1,653	93
Autodesk Inc (a)	2,114	114
CA Inc	2,785	91	Portfolio Summary (unaudited)
Cerner Corp (a)	2,832	166	Sector		Percent
Citrix Systems Inc (a)	1,460	117	Consumer, Non-cyclical		23.16%
Dun & Bradstreet Corp/The	342	42	Financial		15.62%
Electronic Arts Inc (a)	2,840	215	Communications		12.05%
Fidelity National Information Services Inc	2,612	192	Technology		11.56%
Fiserv Inc (a)	2,093	228	Consumer, Cyclical		9.34%
Intuit Inc	2,409	269	Industrial		9.01%
Microsoft Corp (b)	74,011	3,787	Energy		6.93%
Oracle Corp	29,304	1,199	Investment Companies		6.51%
Paychex Inc	3,017	180	Utilities		3.37%
Red Hat Inc (a)	1,708	124	Basic Materials		2.34%
salesforce.com Inc (a)	5,995	476	Purchased Options		0.22%
		$7,934	Diversified		0.03%
			Other Assets and Liabilities		(0.14)%
Telecommunications - 3.56%			TOTAL NET ASSETS		100.00%
AT&T Inc	57,961	2,504
CenturyLink Inc	5,141	149
Cisco Systems Inc	47,357	1,359
Frontier Communications Corp	11,045	55
Juniper Networks Inc	3,325	75
Level 3 Communications Inc (a)	2,729	140
Motorola Solutions Inc	1,495	99
Verizon Communications Inc	38,380	2,143
		$6,524

Textiles - 0.06%
Mohawk Industries Inc (a)	600	114

Toys, Games & Hobbies - 0.10%
Hasbro Inc	1,056	89
Mattel Inc	3,205	100
		$189

Transportation - 1.42%
CH Robinson Worldwide Inc	1,344	100
CSX Corp	8,999	235
Expeditors International of Washington Inc	1,714	84
FedEx Corp	2,350	357
JB Hunt Transport Services Inc	838	68
Kansas City Southern	1,017	91
Norfolk Southern Corp	2,784	237
Ryder System Inc	505	31
Union Pacific Corp	7,918	691
United Parcel Service Inc	6,500	700
		$2,594

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2016 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2016	Long		19	$1,971	$1,986	$15
Total						$15

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,100.00	07/18/2016	150	$111	$302	$191
Put - S&P 500 Index	$2,000.00	07/18/2016	250	487	96	(391)
Total				$598	$398	$(200)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$2,130.00	07/18/2016	150	$(58)	$(104)	$(46)
Put - S&P 500 Index	$1,960.00	07/18/2016	250	(326)	(54)	272
Total				$(384)	$(158)	$226

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments LargeCap Value Account June 30, 2016 (unaudited)

COMMON STOCKS - 99.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.06%			Healthcare - Services - 3.42%
General Dynamics Corp	10,510	$1,463	Aetna Inc	9,500	$1,160
			Anthem Inc	20,437	2,684
			UnitedHealth Group Inc	6,300	890
Agriculture - 1.36%					$4,734
Altria Group Inc	27,280	1,881
			Insurance - 10.27%
			Aflac Inc	48,610	3,508
Automobile Manufacturers - 0.95%
			Assured Guaranty Ltd	28,700	728
Ford Motor Co	104,610	1,315	Berkshire Hathaway Inc - Class B (a)	14,140	2,047
			Everest Re Group Ltd	14,075	2,571
Automobile Parts & Equipment - 0.93%			Travelers Cos Inc/The	31,300	3,726
Goodyear Tire & Rubber Co/The	50,020	1,284	Unum Group	51,150	1,626
					$14,206

Banks - 11.41%			Machinery - Diversified - 0.80%
Bank of America Corp	93,000	1,234	BWX Technologies Inc	31,000	1,109
Citigroup Inc	41,106	1,743
JPMorgan Chase & Co	104,414	6,488
SunTrust Banks Inc	71,500	2,937	Miscellaneous Manufacturers - 2.50%
Wells Fargo & Co	71,400	3,380	General Electric Co	75,221	2,368
			Parker-Hannifin Corp	10,100	1,091
		$15,782
					$3,459
Biotechnology - 0.96%
Amgen Inc	8,690	1,322	Oil & Gas - 11.18%
			Chevron Corp	18,882	1,979
			Exxon Mobil Corp	74,300	6,965
Building Materials - 2.11%			Helmerich & Payne Inc	28,890	1,939
Owens Corning	56,500	2,911	Murphy Oil Corp	114,400	3,632
			Newfield Exploration Co (a)	21,400	946
Chemicals - 3.64%					$15,461
Cabot Corp	22,240	1,015	Pharmaceuticals - 5.74%
Dow Chemical Co/The	80,784	4,016	Cardinal Health Inc	35,100	2,738
		$5,031	Johnson & Johnson	21,700	2,632
			Pfizer Inc (b)	72,700	2,560
Computers - 0.86%
Amdocs Ltd	20,491	1,183			$7,930
			Pipelines - 0.47%
Cosmetics & Personal Care - 1.14%			ONEOK Inc	13,700	650
Procter & Gamble Co/The	18,570	1,572
			REITS - 6.58%
Diversified Financial Services - 2.03%			Duke Realty Corp	48,200	1,285
CME Group Inc/IL	14,900	1,451	Equity Residential	13,600	937
CoreLogic Inc/United States (a)	29,590	1,139	Kimco Realty Corp	73,900	2,319
Synchrony Financial	8,619	218	Public Storage	10,586	2,706
		$2,808	Regency Centers Corp	5,710	478
			Simon Property Group Inc	6,300	1,366
Electric - 3.72%					$9,091
Entergy Corp	48,605	3,954
Exelon Corp	32,890	1,196	Retail - 6.95%
		$5,150	CVS Health Corp	8,100	775
			Darden Restaurants Inc	12,994	823
Engineering & Construction - 1.46%			Target Corp	42,733	2,984
Fluor Corp	40,918	2,016	Wal-Mart Stores Inc	52,900	3,863
			World Fuel Services Corp	24,500	1,163
Environmental Control - 0.59%					$9,608
Waste Management Inc	12,400	822	Semiconductors - 2.99%
			Intel Corp	126,120	4,137
Food - 2.93%
Ingredion Inc	8,530	1,104	Software - 2.32%
Kroger Co/The	38,600	1,420	Microsoft Corp	55,581	2,844
Tyson Foods Inc	22,800	1,523	Nuance Communications Inc (a)	23,000	360
		$4,047			$3,204

Gas - 1.27%			Telecommunications - 6.69%
CenterPoint Energy Inc	73,193	1,757	AT&T Inc	79,090	3,418
			Cisco Systems Inc	203,432	5,836
Hand & Machine Tools - 1.85%					$9,254
Stanley Black &Decker Inc	23,000	2,558	TOTAL COMMON STOCKS		$137,219

Healthcare - Products - 1.07%
Baxter International Inc	32,600	1,474

See accompanying notes.

		Schedule of Investments
		LargeCap Value Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.76%	Shares Held Value (000's)
Money Market Funds - 0.76%
BlackRock Liquidity Funds FedFund Portfolio	1,051,894	$1,052

TOTAL INVESTMENT COMPANIES		$1,052
Total Investments		$138,271
Other Assets and Liabilities - (0.01)%		$(8)
TOTAL NET ASSETS - 100.00%		$138,263

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $915 or 0.66% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.29%
Consumer, Non-cyclical	16.62%
Energy	11.65%
Industrial	10.37%
Consumer, Cyclical	8.83%
Communications	6.69%
Technology	6.17%
Utilities	4.99%
Basic Materials	3.64%
Investment Companies	0.76%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments MidCap Account June 30, 2016 (unaudited)

COMMON STOCKS - 99.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.00%			Insurance (continued)
TransDigm Group Inc (a)	69,863	$18,422	Willis Towers Watson PLC	49,575	$6,163
					$81,345

Banks - 1.09%			Internet - 3.07%
M&T Bank Corp	56,590	6,691	Liberty Ventures (a)	206,427	7,652
			VeriSign Inc (a)	129,837	11,226
					$18,878
Building Materials - 1.32%
Armstrong World Industries Inc (a)	70,084	2,744	Machinery - Diversified - 1.99%
Martin Marietta Materials Inc	28,021	5,380	Roper Technologies Inc	71,496	12,194
		$8,124

Chemicals - 2.27%			Media - 6.28%
Air Products & Chemicals Inc	69,881	9,926	FactSet Research Systems Inc	20,495	3,308
Ecolab Inc	32,384	3,841	Liberty Braves Group - A Shares (a)	8,105	122
Ingevity Corp (a)	4,832	164	Liberty Braves Group - C Shares (a)	36,850	540
		$13,931	Liberty Broadband Corp - A Shares (a)	47,802	2,839
			Liberty Broadband Corp - C Shares (a)	150,362	9,022
Commercial Services - 11.04%			Liberty Global PLC - A Shares (a)	61,665	1,792

Brookfield Business Partners LP(a)	17,313	330	Liberty Global PLC - C Shares (a)	292,351	8,376
KAR Auction Services Inc	196,687	8,210	Liberty Global Plc LiLAC - A Shares (a)	11,545	373

Live Nation Entertainment Inc(a)	189,859	4,462	Liberty Global Plc LiLAC - C Shares (a)	43,643	1,418
Macquarie Infrastructure Corp	100,088	7,411	Liberty Media Group - A Shares (a)	20,264	388
Moody's Corp	174,217	16,326	Liberty Media Group - C Shares (a)	56,190	1,066

PayPal Holdings Inc(a)	145,982	5,330	Liberty SiriusXM Group - A Shares (a)	79,159	2,482
Robert Half International Inc	43,317	1,653	Liberty SiriusXM Group - C Shares (a)	222,962	6,883
S&P Global Inc	119,216	12,787
Verisk Analytics Inc (a)	139,282	11,293			$38,609
		$67,802	Miscellaneous Manufacturers - 1.38%
			Colfax Corp (a)	321,165	8,498
Distribution & Wholesale - 0.88%
Fastenal Co	55,716	2,473
HD Supply Holdings Inc (a)	83,432	2,905	Packaging & Containers - 0.18%
		$5,378	WestRock Co	28,995	1,127

Diversified Financial Services - 2.25%
FNF Group	340,406	12,765	Pharmaceuticals - 3.49%
FNFV Group (a)	92,795	1,065	Mead Johnson Nutrition Co	52,283	4,745
		$13,830	Zoetis Inc	351,821	16,697
					$21,442
Electric - 2.03%
Brookfield Infrastructure Partners LP	223,482	10,115	Private Equity - 0.96%
Brookfield Renewable Partners LP	79,898	2,380	KKR & Co LP	125,801	1,552
		$12,495	Onex Corp	71,341	4,359
					$5,911
Electronics - 0.63%
Sensata Technologies Holding NV (a)	110,061	3,840	Real Estate - 7.16%
			Brookfield Asset Management Inc	879,128	29,073
			Brookfield Property Partners LP	106,622	2,395
Engineering & Construction - 3.66%			CBRE Group Inc (a)	291,247	7,712
SBA Communications Corp (a)	208,571	22,513	Howard Hughes Corp/The (a)	42,256	4,830
					$44,010

Healthcare - Products - 1.81%			REITS - 2.70%
Becton Dickinson and Co	2,727	463	Crown Castle International Corp	21,034	2,134
CR Bard Inc	45,315	10,656	Equinix Inc	20,505	7,950
		$11,119	Forest City Realty Trust Inc	291,446	6,502
Healthcare - Services - 1.30%					$16,586
DaVita HealthCare Partners Inc (a)	103,164	7,977
			Retail - 16.65%
			AutoZone Inc (a)	14,087	11,183
Holding Companies - Diversified - 0.88%			CarMax Inc (a)	300,692	14,743
Leucadia National Corp	310,989	5,389	Copart Inc (a)	134,915	6,612
			Dollar General Corp	47,888	4,501
			Dollar Tree Inc (a)	178,550	16,827
Home Builders - 0.54%			Liberty Interactive Corp QVC Group (a)	332,533	8,436
Lennar Corp - A Shares	72,000	3,319	O'Reilly Automotive Inc (a)	58,292	15,803
			Restaurant Brands International Inc	267,423	11,125
Insurance - 13.24%			Ross Stores Inc	229,983	13,038
Alleghany Corp (a)	4,772	2,623			$102,268
Aon PLC	188,095	20,546
Arch Capital Group Ltd (a)	48,597	3,499	Semiconductors - 1.29%
			Microchip Technology Inc	156,252	7,931
Brown & Brown Inc	195,711	7,333
Loews Corp	246,662	10,135
Markel Corp (a)	23,355	22,252	Software - 5.90%
Progressive Corp/The	101,842	3,412	Autodesk Inc (a)	172,665	9,348
White Mountains Insurance Group Ltd	6,392	5,382	CDK Global Inc	72,164	4,005

See accompanying notes.

		Schedule of Investments
		MidCap Account
		June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Software (continued)
Fidelity National Information Services Inc	136,249	$10,039
Intuit Inc	71,565	7,987
MSCI Inc	63,172	4,872
		$36,251

Telecommunications - 1.41%
EchoStar Corp (a)	58,771	2,333
Motorola Solutions Inc	95,827	6,322
		$8,655

Textiles - 1.42%
Mohawk Industries Inc (a)	46,057	8,740

TOTAL COMMON STOCKS		$613,275
INVESTMENT COMPANIES - 0.00%	Shares Held Value (000's)

Money Market Funds - 0.00%
BlackRock Liquidity Funds FedFund Portfolio	6,070	6

TOTAL INVESTMENT COMPANIES		$6
Total Investments		$613,281
Other Assets and Liabilities - 0.18%		$1,114
TOTAL NET ASSETS - 100.00%		$614,395

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.40%
Consumer, Cyclical		19.49%
Consumer, Non-cyclical		17.64%
Industrial		12.16%
Communications		10.76%
Technology		7.19%
Basic Materials		2.27%
Utilities		2.03%
Diversified		0.88%
Investment Companies		0.00%
Other Assets and Liabilities		0.18%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Multi-Asset Income Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.45%	Shares Held		Value

Principal Funds, Inc. Institutional Class - 100.45%
Equity Income Fund (a)		49		$1,294
Global Diversified Income Fund (a)		658		8,854
Global Real Estate Securities Fund (a)		147		1,383
High Yield Fund (a)		512		3,571
International Fund I (a)		90		1,136
Preferred Securities Fund (a)		228		2,300
Real Estate Debt Income Fund (a)		201		1,955
			$20,493
TOTAL INVESTMENT COMPANIES			$20,493
Total Investments			$20,493
Other Assets and Liabilities - (0.45)%				$(91)
TOTAL NET ASSETS - 100.00%			$20,402

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
Specialty Funds				43.40%
Fixed Income Funds				38.37%
International Equity Funds				12.34%
Domestic Equity Funds				6.34%
Other Assets and Liabilities				(0.45)%
TOTAL NET ASSETS			100.00%

December 31,		December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales		June 30, 2016	June 30, 2016
Shares		Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Equity Income Fund	48	$1,269		1	$15	—		$—	49	$1,284
Global Diversified Income Fund	641	8,871		17	217	—		—	658	9,088
Global Real Estate Securities Fund	146	1,348		1	9	—		—	147	1,357
High Yield Fund	496	3,604		16	109	—		—	512	3,713
International Fund I	90	1,262		—	—	—		—	90	1,262
Preferred Securities Fund	222	2,282		6	55	—		—	228	2,337
Real Estate Debt Income Fund	197	1,943		4	30	—		—	201	1,973
		$20,579			$435			$–		$21,014

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Equity Income Fund	$		15			$—	$			—
Global Diversified Income Fund			217			—				—
Global Real Estate Securities Fund			9			—				—
High Yield Fund			109			—				—
International Fund I			—			—				—
Preferred Securities Fund			55			—				—
Real Estate Debt Income Fund			31			—				—
	$		436			$—	$			—

Amounts shown are in dollars and not rounded to the thousands

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.10%			Distribution & Wholesale - 0.35%
Boeing Co/The	13,524	$1,757	Pool Corp	5,916	$556
Northrop Grumman Corp	9,727	2,162
Teledyne Technologies Inc (a)	9,512	942
			Diversified Financial Services - 3.96%
		$4,861	Ameriprise Financial Inc	10,201	917
Airlines - 0.55%			Charles Schwab Corp/The	35,558	900
Alaska Air Group Inc	14,850	866	Discover Financial Services	13,929	746
			FNF Group	39,445	1,479
			Synchrony Financial	58,628	1,482
Apparel - 1.32%			T Rowe Price Group Inc	6,219	454
Deckers Outdoor Corp (a)	9,821	565
			WisdomTree Investments Inc	23,158	227
NIKE Inc	27,196	1,501			$6,205
		$2,066
			Electric - 2.02%
Automobile Manufacturers - 0.71%			NextEra Energy Inc	10,430	1,360
PACCAR Inc	21,365	1,108	Xcel Energy Inc	40,348	1,807
					$3,167

Automobile Parts & Equipment - 1.24%			Electronics - 1.09%
Autoliv Inc	5,171	556	Trimble Navigation Ltd (a)	24,416	595
Johnson Controls Inc	25,004	1,107	Waters Corp (a)	7,967	1,120
Mobileye NV (a)	5,968	275
					$1,715
		$1,938
			Environmental Control - 1.65%
Banks - 5.77%			Stericycle Inc (a)	4,974	518
East West Bancorp Inc	23,793	813	Waste Connections Inc	28,625	2,062
Goldman Sachs Group Inc/The	6,987	1,038			$2,580
JPMorgan Chase & Co	24,782	1,540
PNC Financial Services Group Inc/The	13,181	1,073	Food - 3.04%
SVB Financial Group (a)	4,777	455	B&G Foods Inc	12,726	613
US Bancorp	39,858	1,607	General Mills Inc	24,171	1,724
Wells Fargo & Co	53,334	2,524	Kroger Co/The	33,213	1,222
		$9,050	McCormick & Co Inc/MD	11,267	1,202
			Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Beverages - 2.86%			Safeway, Inc. - CVR - Property Development	825	—
Anheuser-Busch InBev SA/NV ADR	7,560	996	Centers (a),(b),(c)
Brown-Forman Corp - B Shares	5,177	516			$4,761
Coca-Cola Co/The	25,794	1,169
PepsiCo Inc	16,936	1,794	Gas - 1.47%
		$4,475	Sempra Energy	20,155	2,298

Biotechnology - 1.53%
Biogen Inc (a)	4,324	1,046	Healthcare - Products - 4.60%
Gilead Sciences Inc	16,199	1,351	Abbott Laboratories	19,471	765
		$2,397	Becton Dickinson and Co	9,880	1,676
			Bio-Techne Corp	4,768	538
Building Materials - 0.32%			Edwards Lifesciences Corp (a)	8,921	890
Apogee Enterprises Inc	10,778	500	Medtronic PLC	7,704	668
			Thermo Fisher Scientific Inc	13,340	1,971
			Varian Medical Systems Inc (a)	8,460	696
Chemicals - 2.08%
EI du Pont de Nemours & Co	8,165	529			$7,204
FMC Corp	13,111	607	Healthcare - Services - 1.42%
Innospec Inc	10,951	504	DaVita HealthCare Partners Inc (a)	17,853	1,381
International Flavors & Fragrances Inc	4,281	540	Universal Health Services Inc	6,332	849
PPG Industries Inc	10,430	1,086			$2,230
		$3,266
			Housewares - 0.46%
Commercial Services - 0.93%			Tupperware Brands Corp	12,840	723
Aaron's Inc	24,648	539
PayPal Holdings Inc (a)	19,329	706
Robert Half International Inc	1,446	55	Insurance - 2.74%
TrueBlue Inc (a)	7,922	150	AmTrust Financial Services Inc	57,001	1,397
		$1,450	Chubb Ltd	16,385	2,142
			XL Group PLC	22,798	759
Computers - 3.85%					$4,298
Apple Inc	46,786	4,473
EMC Corp/MA	45,888	1,247	Internet - 5.36%
International Business Machines Corp	2,085	316	Alphabet Inc - A Shares (a)	2,910	2,047
		$6,036	Alphabet Inc - C Shares (a)	2,003	1,386
			Amazon.com Inc (a)	2,828	2,024
Consumer Products - 0.33%			comScore Inc (a)	2,591	62
Kimberly-Clark Corp	3,748	515	eBay Inc (a)	32,263	755
			Facebook Inc (a)	18,665	2,133
Cosmetics & Personal Care - 1.02%					$8,407
Procter & Gamble Co/The	18,936	1,603

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel - 0.45%				Semiconductors (continued)
Reliance Steel & Aluminum Co	9,136	$703		Broadcom Ltd	4,991	$776
				Intel Corp	25,368	832
				Lam Research Corp	16,619	1,397
Leisure Products & Services - 0.21%
				Microchip Technology Inc	24,856	1,262
Harley-Davidson Inc	7,204	326
				QUALCOMM Inc	2,906	156
						$4,745
Machinery - Diversified - 2.04%
Deere & Co	19,899	1,613		Software - 6.03%
				Adobe Systems Inc (a)	17,255	1,653
Flowserve Corp	22,838	1,031
Roper Technologies Inc	3,241	553		Fair Isaac Corp	6,883	778
		$3,197		Fidelity National Information Services Inc	18,931	1,395
				Microsoft Corp	60,153	3,078
Media - 3.25%				Omnicell Inc (a)	23,568	807
Comcast Corp - Class A	36,819	2,400		Oracle Corp	34,328	1,405
Sirius XM Holdings Inc (a)	174,596	690		Tyler Technologies Inc (a)	1,988	331
Walt Disney Co/The	20,475	2,003				$9,447
		$5,093
				Telecommunications - 2.92%
Miscellaneous Manufacturers - 2.03%				Cisco Systems Inc	33,171	952
AptarGroup Inc	13,389	1,059		Verizon Communications Inc	64,880	3,623
Crane Co	9,001	510				$4,575
Donaldson Co Inc	6,018	207
General Electric Co	44,621	1,405		Toys, Games & Hobbies - 0.76%
		$3,181		Hasbro Inc	14,215	1,194

Oil & Gas - 5.38%
				Transportation - 0.95%
Chevron Corp	15,585	1,634
				Expeditors International of Washington Inc	15,954	783
Cimarex Energy Co	13,612	1,624
				Union Pacific Corp	8,026	700
Energen Corp	17,569	847
Exxon Mobil Corp	27,514	2,579				$1,483
HollyFrontier Corp	40,916	973		TOTAL COMMON STOCKS		$154,990
Noble Energy Inc	21,788	781		INVESTMENT COMPANIES - 0.85%	Shares Held Value (000's)
		$8,438		Money Market Funds - 0.85%
Oil & Gas Services - 1.02%				BlackRock Liquidity Funds FedFund Portfolio	1,340,177	1,340
Schlumberger Ltd	20,315	1,606
				TOTAL INVESTMENT COMPANIES		$1,340
				Total Investments		$156,330
Pharmaceuticals - 6.33%				Other Assets and Liabilities - 0.26%		$411
Allergan plc (a)	6,618	1,529
				TOTAL NET ASSETS - 100.00%		$156,741
Bristol-Myers Squibb Co	20,408	1,501
Johnson & Johnson	19,762	2,397
McKesson Corp	8,020	1,497		(a) Non-Income Producing Security
Perrigo Co PLC	5,338	484		(b)	Security is Illiquid. At the end of the period, the value of these securities
Pfizer Inc	40,423	1,423		totaled $0 or 0.00% of net assets.
Teva Pharmaceutical Industries Ltd ADR	3,880	195		(c)	Fair value of these investments is determined in good faith by the Manager
VCA Inc (a)	13,217	894		under procedures established and periodically reviewed by the Board of
		$9,920		Directors. At the end of the period, the fair value of these securities totaled
Pipelines - 0.60%				$0 or 0.00% of net assets.
Magellan Midstream Partners LP	12,303	935

REITS - 3.79%				Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	13,661	1,414		Sector		Percent
Essex Property Trust Inc	3,952	902		Consumer, Non-cyclical		22.05%
Realty Income Corp	22,330	1,549		Financial		16.54%
Ventas Inc	14,765	1,075		Technology		12.91%
Weyerhaeuser Co	33,732	1,004		Consumer, Cyclical		11.65%
		$5,944		Communications		11.53%
				Industrial		11.18%
Retail - 6.05%				Energy		7.00%
Chipotle Mexican Grill Inc (a)	1,637	659
				Utilities		3.49%
Copart Inc (a)	8,656	424		Basic Materials		2.53%
Costco Wholesale Corp	6,291	988		Investment Companies		0.86%
CVS Health Corp	21,319	2,041		Other Assets and Liabilities		0.26%
Dollar General Corp	21,477	2,019		TOTAL NET ASSETS		100.00%
Home Depot Inc/The	12,838	1,639
Nordstrom Inc	8,907	339
Starbucks Corp	24,169	1,381
		$9,490

Savings & Loans - 0.28%
Washington Federal Inc	18,075	438

Semiconductors - 3.03%
Applied Materials Inc	13,455	322
See accompanying notes.			184

		Schedule of Investments
	Principal LifeTime 2010 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 67.60%
Blue Chip Fund (a)	76,122	$1,216
Bond Market Index Fund (a)	299,551	3,397
Diversified International Fund (a)	160,398	1,745
Diversified Real Asset Fund (a)	101,288	1,114
Equity Income Fund (a)	44,275	1,179
Global Diversified Income Fund (a)	280,999	3,782
Global Multi-Strategy Fund (a)	210,582	2,253
Global Opportunities Fund (a)	121,941	1,380
Inflation Protection Fund (a)	421,874	3,649
International Emerging Markets Fund (a)	11,523	239
LargeCap Growth Fund I (a)	111,123	1,285
LargeCap S&P 500 Index Fund (a)	123,422	1,822
LargeCap Value Fund III (a)	85,947	1,279
MidCap Fund (a)	45,173	984
MidCap Growth Fund III (a),(b)	38,396	378
MidCap Value Fund III (a)	20,679	378
Origin Emerging Markets Fund (a)	28,862	243
Overseas Fund (a)	195,032	1,743
SmallCap Growth Fund I (a),(b)	38,393	416
SmallCap Value Fund II (a)	34,906	402
		$28,884

Principal Variable Contracts Funds, Inc. Class 1 - 32.41%
Bond & Mortgage Securities Account (a)	729,930	8,518
Short-Term Income Account (a)	2,058,897	5,334
		$13,852
TOTAL INVESTMENT COMPANIES		$42,736
Total Investments		$42,736
Other Assets and Liabilities - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$42,730

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.90%
Domestic Equity Funds	21.86%
Specialty Funds	16.73%
International Equity Funds	12.52%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	75,668	$1,191		6,908	$105	6,454		$98	76,122	$1,196
Bond & Mortgage Securities Account	799,983	9,445		61,572	696	131,625		1,501	729,930	8,641
Bond Market Index Fund	296,841	3,303		29,204	323	26,494		293	299,551	3,334
Diversified International Fund	159,358	2,312		14,040	151	13,000		139	160,398	2,323
Diversified Real Asset Fund	163,196	1,759		11,896	122	73,804		768	101,288	1,105
Equity Income Fund	54,017	1,023		4,769	120	14,511		372	44,275	840
Global Diversified Income Fund	260,829	3,169		42,999	563	22,829		298	280,999	3,435
Global Multi-Strategy Fund	135,645	1,424		90,606	958	15,669		166	210,582	2,216
Global Opportunities Fund	68,642	734		61,463	703	8,164		91	121,941	1,345
Inflation Protection Fund	375,041	3,076		82,540	699	35,707		299	421,874	3,476
International Emerging Markets Fund	17,807	527		1,298	25	7,582		150	11,523	369
LargeCap Growth Fund I	110,456	1,282		9,305	105	8,638		98	111,123	1,288
LargeCap S&P 500 Index Fund	122,590	1,430		12,858	180	12,026		168	123,422	1,441
LargeCap Value Fund III	109,465	1,486		7,429	105	30,947		448	85,947	1,157
MidCap Fund	79,940	1,204		5,259	106	40,026		843	45,173	662
MidCap Growth Fund III	—	—		38,396	375	—		—	38,396	375
MidCap Value Fund III	—	—		20,679	375	—		—	20,679	375
Origin Emerging Markets Fund	41,520	406		3,214	25	15,872		124	28,862	287
Overseas Fund	193,839	1,790		16,787	152	15,594		141	195,032	1,801
Short-Term Income Account	1,773,187	4,497		455,049	1,171	169,339		434	2,058,897	5,234
SmallCap Growth Fund I	47,655	389		3,333	33	12,595		131	38,393	303
SmallCap Value Fund II	47,962	387		3,104	33	16,160		181	34,906	271
		$40,834			$7,125			$6,743		$41,474

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$(2)	$			—
Bond & Mortgage Securities Account			—			1				—
Bond Market Index Fund			—			1				—
Diversified International Fund			—			(1)				—
Diversified Real Asset Fund			—			(8)				—
Equity Income Fund			15			69				—
Global Diversified Income Fund			90			1				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			(1)				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(33)				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			(1)				—
LargeCap Value Fund III			—			14				—
MidCap Fund			—			195				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(20)				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			12				—
SmallCap Value Fund II			—			32				—
			$105			$258	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 77.29%
Blue Chip Fund (a)	483,326	$7,719
Bond Market Index Fund (a)	1,078,795	12,233
Diversified International Fund (a)	1,040,242	11,318
Diversified Real Asset Fund (a)	483,172	5,315
Equity Income Fund (a)	299,235	7,966
Global Diversified Income Fund (a)	956,736	12,878
Global Multi-Strategy Fund (a)	848,002	9,073
Global Opportunities Fund (a)	831,517	9,413
Global Real Estate Securities Fund (a)	429,013	4,028
Inflation Protection Fund (a)	867,769	7,506
International Emerging Markets Fund (a)	70,046	1,451
LargeCap Growth Fund I (a)	712,745	8,239
LargeCap S&P 500 Index Fund (a)	909,773	13,428
LargeCap Value Fund III (a)	536,899	7,989
MidCap Fund (a)	292,255	6,365
MidCap Growth Fund III (a),(b)	284,966	2,810
MidCap Value Fund III (a)	145,671	2,663
Origin Emerging Markets Fund (a)	173,979	1,467
Overseas Fund (a)	1,177,481	10,527
SmallCap Growth Fund I (a),(b)	242,001	2,623
SmallCap Value Fund II (a)	228,771	2,633
		$147,644

Principal Variable Contracts Funds, Inc. Class 1 - 22.71%
Bond & Mortgage Securities Account (a)	2,985,568	34,842
Short-Term Income Account (a)	3,296,655	8,538
		$43,380
TOTAL INVESTMENT COMPANIES		$191,024
Total Investments		$191,024
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$191,018

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	33.05%
Domestic Equity Funds	32.67%
International Equity Funds	20.01%
Specialty Funds	14.27%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	544,885	$8,575		16,471	$255	78,030	$1,217	483,326	$7,608
Bond & Mortgage Securities Account	3,060,893	36,099		87,226	993	162,551	1,831	2,985,568	35,249
Bond Market Index Fund	1,106,813	12,315		43,856	487	71,874	792	1,078,795	12,011
Diversified International Fund	938,018	14,473		163,720	1,825	61,496	657	1,040,242	15,665
Diversified Real Asset Fund	696,173	7,642		17,188	179	230,189	2,380	483,172	5,402
Equity Income Fund	320,017	6,504		13,596	349	34,378	866	299,235	5,952
Global Diversified Income Fund	912,854	12,820		100,081	1,318	56,199	728	956,736	13,403
Global Multi-Strategy Fund	580,575	6,135		402,514	4,258	135,087	1,428	848,002	8,963
Global Opportunities Fund	808,194	8,641		70,721	802	47,398	523	831,517	8,919
Global Real Estate Securities Fund	549,195	4,063		17,547	157	137,729	1,246	429,013	3,138
Inflation Protection Fund	891,347	7,758		28,950	244	52,528	439	867,769	7,563
International Emerging Markets Fund	121,552	3,433		2,724	53	54,230	1,067	70,046	2,226
LargeCap Growth Fund I	816,978	9,481		22,131	251	126,364	1,460	712,745	8,275
LargeCap S&P 500 Index Fund	1,005,468	12,027		30,622	434	126,317	1,794	909,773	10,622
LargeCap Value Fund III	620,935	8,170		17,627	251	101,663	1,461	536,899	7,013
MidCap Fund	264,627	4,806		45,205	953	17,577	355	292,255	5,396
MidCap Growth Fund III	291,902	2,656		9,247	88	16,183	151	284,966	2,593
MidCap Value Fund III	149,423	2,362		4,964	88	8,716	152	145,671	2,299
Origin Emerging Markets Fund	258,785	2,514		6,669	52	91,475	714	173,979	1,713
Overseas Fund	1,090,859	10,171		159,713	1,472	73,091	654	1,177,481	10,989
Short-Term Income Account	2,677,366	6,913		802,063	2,068	182,774	467	3,296,655	8,511
SmallCap Growth Fund I	267,883	2,258		7,851	81	33,733	349	242,001	1,971
SmallCap Value Fund II	261,847	2,150		7,333	81	40,409	447	228,771	1,775
		$191,966			$16,739		$21,178		$187,256

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(5)			$—
Bond & Mortgage Securities Account			—			(12)			—
Bond Market Index Fund			—			1			—
Diversified International Fund			—			24			—
Diversified Real Asset Fund			—			(39)			—
Equity Income Fund			94			(35)			—
Global Diversified Income Fund			309			(7)			—
Global Multi-Strategy Fund			—			(2)			—
Global Opportunities Fund			—			(1)			—
Global Real Estate Securities Fund			28			164			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			(193)			—
LargeCap Growth Fund I			—			3			—
LargeCap S&P 500 Index Fund			—			(45)			—
LargeCap Value Fund III			—			53			—
MidCap Fund			—			(8)			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			1			—
Origin Emerging Markets Fund			—			(139)			—
Overseas Fund			—			—			—
Short-Term Income Account			—			(3)			—
SmallCap Growth Fund I			—			(19)			—
SmallCap Value Fund II			—			(9)			—
			$431			$(271)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 86.74%
Blue Chip Fund (a)	341,831	$5,459
Bond Market Index Fund (a)	522,605	5,926
Diversified International Fund (a)	831,710	9,049
Diversified Real Asset Fund (a)	296,798	3,265
Equity Income Fund (a)	157,456	4,191
Global Diversified Income Fund (a)	392,627	5,285
Global Multi-Strategy Fund (a)	390,481	4,178
Global Opportunities Fund (a)	684,793	7,752
Global Real Estate Securities Fund (a)	470,170	4,415
Inflation Protection Fund (a)	323,071	2,795
International Emerging Markets Fund (a)	57,966	1,200
LargeCap Growth Fund I (a)	637,803	7,373
LargeCap S&P 500 Index Fund (a)	733,443	10,826
LargeCap Value Fund (a)	398,080	4,610
LargeCap Value Fund III (a)	299,884	4,462
MidCap Fund (a)	117,193	2,552
MidCap Growth Fund III (a),(b)	375,936	3,707
MidCap Value Fund III (a)	189,580	3,466
Origin Emerging Markets Fund (a)	143,740	1,212
Overseas Fund (a)	926,950	8,287
SmallCap Growth Fund I (a),(b)	187,494	2,032
SmallCap Value Fund II (a)	176,983	2,037
		$104,079

Principal Variable Contracts Funds, Inc. Class 1 - 13.26%
Bond & Mortgage Securities Account (a)	1,363,186	15,908

TOTAL INVESTMENT COMPANIES		$119,987
Total Investments		$119,987
Other Assets and Liabilities - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$119,982

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.27%
International Equity Funds	26.60%
Fixed Income Funds	20.53%
Specialty Funds	10.60%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	339,027	$5,338		23,071	$347	20,267	$308	341,831	$5,374
Bond & Mortgage Securities Account	1,353,345	15,417		84,733	955	74,892	846	1,363,186	15,525
Bond Market Index Fund	473,505	5,265		81,542	906	32,442	359	522,605	5,813
Diversified International Fund	758,577	9,220		123,148	1,350	50,015	530	831,710	10,041
Diversified Real Asset Fund	404,172	4,622		26,082	265	133,456	1,386	296,798	3,506
Equity Income Fund	154,226	4,107		13,370	333	10,140	253	157,456	4,184
Global Diversified Income Fund	323,652	4,593		91,537	1,202	22,562	294	392,627	5,500
Global Multi-Strategy Fund	326,212	3,447		85,609	904	21,340	225	390,481	4,126
Global Opportunities Fund	503,298	5,474		217,449	2,448	35,954	397	684,793	7,525
Global Real Estate Securities Fund	463,304	3,492		34,110	298	27,244	240	470,170	3,548
Inflation Protection Fund	320,587	2,814		21,504	180	19,020	159	323,071	2,835
International Emerging Markets Fund	95,193	2,087		5,809	109	43,036	847	57,966	1,486
LargeCap Growth Fund I	748,260	8,696		45,286	504	155,743	1,796	637,803	7,408
LargeCap S&P 500 Index Fund	789,503	9,885		52,820	729	108,880	1,546	733,443	9,051
LargeCap Value Fund	394,905	4,937		25,995	284	22,820	252	398,080	4,967
LargeCap Value Fund III	365,952	4,827		20,513	284	86,581	1,252	299,884	3,914
MidCap Fund	45,505	1,058		77,748	1,641	6,060	124	117,193	2,574
MidCap Growth Fund III	372,845	3,542		24,993	231	21,902	205	375,936	3,568
MidCap Value Fund III	187,959	3,089		13,427	231	11,806	205	189,580	3,114
Origin Emerging Markets Fund	218,472	2,113		14,140	107	88,872	695	143,740	1,412
Overseas Fund	853,475	8,534		133,281	1,200	59,806	531	926,950	9,204
SmallCap Growth Fund I	228,552	2,064		13,378	133	54,436	568	187,494	1,617
SmallCap Value Fund II	224,050	1,957		12,733	135	59,800	670	176,983	1,401
		$116,578			$14,776		$13,688		$117,693

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(3)			$—
Bond & Mortgage Securities Account			—			(1)			—
Bond Market Index Fund			—			1			—
Diversified International Fund			—			1			—
Diversified Real Asset Fund			—			5			—
Equity Income Fund			47			(3)			—
Global Diversified Income Fund			120			(1)			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			—			—
Global Real Estate Securities Fund			28			(2)			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			137			—
LargeCap Growth Fund I			—			4			—
LargeCap S&P 500 Index Fund			—			(17)			—
LargeCap Value Fund			—			(2)			—
LargeCap Value Fund III			—			55			—
MidCap Fund			—			(1)			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund III			—			(1)			—
Origin Emerging Markets Fund			—			(113)			—
Overseas Fund			—			1			—
SmallCap Growth Fund I			—			(12)			—
SmallCap Value Fund II			—			(21)			—
			$195			$27			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 91.35%
Bond Market Index Fund (a)	189,777	$2,152
Diversified International Fund (a)	391,929	4,264
Diversified Real Asset Fund (a)	113,750	1,251
Global Opportunities Fund (a)	158,289	1,792
Global Real Estate Securities Fund (a)	228,873	2,149
High Yield Fund I (a)	97,051	924
Inflation Protection Fund (a)	50,021	433
International Emerging Markets Fund (a)	27,212	564
LargeCap Growth Fund (a)	70,353	679
LargeCap Growth Fund I (a)	456,433	5,276
LargeCap S&P 500 Index Fund (a)	351,895	5,194
LargeCap Value Fund (a)	256,113	2,966
LargeCap Value Fund III (a)	210,168	3,127
MidCap Growth Fund III (a),(b)	226,783	2,236
MidCap Value Fund III (a)	124,389	2,274
Origin Emerging Markets Fund (a)	65,774	554
Overseas Fund (a)	460,233	4,115
SmallCap Growth Fund I (a),(b)	99,786	1,082
SmallCap Value Fund II (a)	91,213	1,050
		$42,082

Principal Variable Contracts Funds, Inc. Class 1 - 8.66%
Bond & Mortgage Securities Account (a)	342,005	3,991

TOTAL INVESTMENT COMPANIES		$46,073
Total Investments		$46,073
Other Assets and Liabilities - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$46,067

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.84%
International Equity Funds	29.17%
Fixed Income Funds	16.28%
Specialty Funds	2.72%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	297,257	$3,430		76,757	$874	32,009		$369	342,005	$3,935
Bond Market Index Fund	96,644	1,074		109,894	1,224	16,761		187	189,777	2,112
Diversified International Fund	334,323	4,137		96,278	1,030	38,672		420	391,929	4,747
Diversified Real Asset Fund	130,199	1,525		12,990	133	29,439		316	113,750	1,346
Global Multi-Strategy Fund	96,383	1,019		4,310	45	100,693		1,064	—	—
Global Opportunities Fund	218,031	2,420		18,747	205	78,489		877	158,289	1,739
Global Real Estate Securities Fund	257,948	2,036		24,981	219	54,056		492	228,873	1,764
High Yield Fund I	93,409	931		12,916	119	9,274		87	97,051	963
Inflation Protection Fund	49,662	425		5,484	46	5,125		44	50,021	427
International Emerging Markets Fund	41,527	1,140		3,625	69	17,940		355	27,212	823
LargeCap Growth Fund	175,049	1,855		6,685	61	111,381		1,097	70,353	758
LargeCap Growth Fund I	414,786	4,836		47,524	534	5,877		63	456,433	5,306
LargeCap S&P 500 Index Fund	355,694	4,560		36,746	511	40,545		581	351,895	4,489
LargeCap Value Fund	253,957	3,193		27,053	297	24,897		279	256,113	3,210
LargeCap Value Fund III	228,927	3,069		21,374	298	40,133		580	210,168	2,794
MidCap Growth Fund III	174,640	1,858		74,605	718	22,462		215	226,783	2,362
MidCap Value Fund III	96,332	1,662		40,144	718	12,087		215	124,389	2,165
Origin Emerging Markets Fund	101,786	1,001		9,115	69	45,127		355	65,774	664
Overseas Fund	382,879	3,946		123,738	1,130	46,384		419	460,233	4,656
SmallCap Growth Fund I	98,917	1,129		9,426	94	8,557		89	99,786	1,134
SmallCap Value Fund II	90,372	888		8,879	95	8,038		91	91,213	892
		$46,134			$8,489			$8,195		$46,286

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			1				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			4				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			(9)				—
Global Real Estate Securities Fund			14			1				—
High Yield Fund I			27			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(31)				—
LargeCap Growth Fund			—			(61)				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			(1)				—
LargeCap Value Fund			—			(1)				—
LargeCap Value Fund III			—			7				—
MidCap Growth Fund III			—			1				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(51)				—
Overseas Fund			—			(1)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$41			$(142)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 95.35%
Bond Market Index Fund (a)	49,401	$560
Diversified International Fund (a)	217,345	2,365
Diversified Real Asset Fund (a)	56,051	617
Global Opportunities Fund (a)	85,771	971
Global Real Estate Securities Fund (a)	131,997	1,239
High Yield Fund I (a)	45,447	433
International Emerging Markets Fund (a)	14,818	307
LargeCap Growth Fund (a)	66,839	645
LargeCap Growth Fund I (a)	239,211	2,765
LargeCap S&P 500 Index Fund (a)	192,112	2,836
LargeCap Value Fund (a)	127,848	1,480
LargeCap Value Fund III (a)	110,753	1,648
MidCap Growth Fund III (a),(b)	125,478	1,237
MidCap Value Fund III (a)	68,014	1,243
Origin Emerging Markets Fund (a)	35,867	302
Overseas Fund (a)	247,192	2,210
SmallCap Growth Fund I (a),(b)	51,659	560
SmallCap Value Fund II (a)	50,485	581
		$21,999

Principal Variable Contracts Funds, Inc. Class 1 - 4.67%
Bond & Mortgage Securities Account (a)	92,349	1,078

TOTAL INVESTMENT COMPANIES		$23,077
Total Investments		$23,077
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$23,072

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.33%
International Equity Funds	32.05%
Fixed Income Funds	8.97%
Specialty Funds	2.67%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	76,513	$891		23,199	$264	7,363		$83	92,349	$1,072
Bond Market Index Fund	18,462	205		33,886	378	2,947		33	49,401	550
Diversified International Fund	184,810	2,324		52,460	562	19,925		209	217,345	2,676
Diversified Real Asset Fund	57,772	667		4,194	43	5,915		60	56,051	650
Global Multi-Strategy Fund	48,231	511		1,202	13	49,433		523	—	—
Global Opportunities Fund	129,613	1,414		7,373	81	51,215		569	85,771	925
Global Real Estate Securities Fund	145,380	1,133		9,967	88	23,350		207	131,997	1,015
High Yield Fund I	45,330	441		4,813	44	4,696		42	45,447	442
International Emerging Markets Fund	24,466	648		1,347	26	10,995		215	14,818	449
LargeCap Growth Fund	101,170	1,067		2,459	23	36,790		359	66,839	709
LargeCap Growth Fund I	234,387	2,738		17,881	202	13,057		142	239,211	2,792
LargeCap S&P 500 Index Fund	203,999	2,620		13,824	193	25,711		359	192,112	2,451
LargeCap Value Fund	135,905	1,694		10,190	112	18,247		200	127,848	1,601
LargeCap Value Fund III	127,386	1,716		8,041	112	24,674		350	110,753	1,478
MidCap Growth Fund III	102,470	1,052		34,370	332	11,362		103	125,478	1,280
MidCap Value Fund III	55,632	947		18,498	332	6,116		104	68,014	1,175
Origin Emerging Markets Fund	50,571	474		3,401	26	18,105		140	35,867	340
Overseas Fund	207,511	2,071		63,571	587	23,890		209	247,192	2,448
SmallCap Growth Fund I	52,959	565		3,530	35	4,830		47	51,659	553
SmallCap Value Fund II	51,717	484		3,306	35	4,538		46	50,485	473
		$23,662			$3,488			$4,000		$23,079

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			(1)				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			(1)				—
Global Opportunities Fund			—			(1)				—
Global Real Estate Securities Fund			7			1				—
High Yield Fund I			12			(1)				—
International Emerging Markets Fund			—			(10)				—
LargeCap Growth Fund			—			(22)				—
LargeCap Growth Fund I			—			(6)				—
LargeCap S&P 500 Index Fund			—			(3)				—
LargeCap Value Fund			—			(5)				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			(1)				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(20)				—
Overseas Fund			—			(1)				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$19			$(71)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.20%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 97.23%
Bond Market Index Fund (a)	3,553	$40
Diversified International Fund (a)	24,561	267
Diversified Real Asset Fund (a)	5,550	61
Global Opportunities Fund (a)	9,689	110
Global Real Estate Securities Fund (a)	14,201	133
High Yield Fund I (a)	5,251	50
International Emerging Markets Fund (a)	1,672	35
LargeCap Growth Fund (a)	5,534	54
LargeCap Growth Fund I (a)	27,085	313
LargeCap S&P 500 Index Fund (a)	21,097	311
LargeCap Value Fund (a)	15,460	179
LargeCap Value Fund III (a)	12,643	188
MidCap Growth Fund III (a),(b)	13,918	137
MidCap Value Fund III (a)	7,507	137
Origin Emerging Markets Fund (a)	3,885	33
Overseas Fund (a)	29,076	260
SmallCap Growth Fund I (a),(b)	4,984	54
SmallCap Value Fund II (a)	4,843	56
		$2,418

Principal Variable Contracts Funds, Inc. Class 1 - 2.97%
Bond & Mortgage Securities Account (a)	6,341	74

TOTAL INVESTMENT COMPANIES		$2,492
Total Investments		$2,492
Other Assets and Liabilities - (0.20)%		$(5)
TOTAL NET ASSETS - 100.00%		$2,487

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.46%
International Equity Funds	33.67%
Fixed Income Funds	6.61%
Specialty Funds	2.46%
Other Assets and Liabilities	(0.20)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	3,589	$41		3,183	$36	431		$5	6,341	$72
Bond Market Index Fund	1,162	13		2,590	29	199		2	3,553	40
Diversified International Fund	17,263	201		9,255	99	1,957		21	24,561	279
Diversified Real Asset Fund	3,741	44		2,306	24	497		4	5,550	64
Global Multi-Strategy Fund	3,924	43		460	5	4,384		46	—	—
Global Opportunities Fund	12,415	149		2,765	30	5,491		62	9,689	116
Global Real Estate Securities Fund	13,122	117		3,347	29	2,268		20	14,201	126
High Yield Fund I	4,317	44		1,382	13	448		4	5,251	53
International Emerging Markets Fund	2,613	60		522	10	1,463		29	1,672	39
LargeCap Growth Fund	7,947	87		956	9	3,369		33	5,534	62
LargeCap Growth Fund I	21,600	272		6,547	74	1,062		11	27,085	335
LargeCap S&P 500 Index Fund	19,561	278		5,077	71	3,541		51	21,097	298
LargeCap Value Fund	12,183	153		4,622	51	1,345		14	15,460	190
LargeCap Value Fund III	11,436	169		2,948	41	1,741		24	12,643	186
MidCap Growth Fund III	9,798	107		5,250	50	1,130		10	13,918	147
MidCap Value Fund III	5,287	103		2,831	50	611		11	7,507	142
Origin Emerging Markets Fund	5,003	48		1,278	10	2,396		19	3,885	38
Overseas Fund	19,436	210		11,983	109	2,343		21	29,076	298
SmallCap Growth Fund I	4,152	53		1,305	13	473		5	4,984	61
SmallCap Value Fund II	4,066	53		1,218	13	441		6	4,843	60
		$2,245			$766			$398		$2,606

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			(2)				—
Global Opportunities Fund			—			(1)				—
Global Real Estate Securities Fund			1			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			(2)				—
LargeCap Growth Fund			—			(1)				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Origin Emerging Markets Fund			—			(1)				—
Overseas Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$2			$(7)	$			—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 57.26%
Blue Chip Fund (a)	26,967	$431
Bond Market Index Fund (a)	211,319	2,396
Diversified International Fund (a)	62,065	675
Equity Income Fund (a)	32,510	865
Global Diversified Income Fund (a)	186,706	2,513
Global Multi-Strategy Fund (a)	153,606	1,644
Global Opportunities Fund (a)	36,198	410
Inflation Protection Fund (a)	346,925	3,001
LargeCap Growth Fund I (a)	37,855	438
LargeCap S&P 500 Index Fund (a)	47,934	707
MidCap Fund (a)	29,302	638
Overseas Fund (a)	77,956	697
SmallCap Growth Fund I (a),(b)	9,287	101
SmallCap Value Fund II (a)	9,049	104
		$14,620

Principal Variable Contracts Funds, Inc. Class 1 - 42.76%
Bond & Mortgage Securities Account (a)	570,900	6,662
Short-Term Income Account (a)	1,642,859	4,255
		$10,917
TOTAL INVESTMENT COMPANIES		$25,537
Total Investments		$25,537
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$25,532

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		63.90%
Specialty Funds		16.28%
Domestic Equity Funds		12.86%
International Equity Funds		6.98%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	26,805	$422		1,931	$29	1,769		$27	26,967	$424
Bond & Mortgage Securities Account	599,697	7,116		36,453	412	65,250		731	570,900	6,788
Bond Market Index Fund	209,794	2,335		16,783	186	15,258		169	211,319	2,352
Diversified International Fund	46,255	645		19,534	209	3,724		39	62,065	815
Diversified Real Asset Fund	62,393	645		2,269	22	64,662		673	—	—
Equity Income Fund	35,770	672		2,739	68	5,999		154	32,510	612
Global Diversified Income Fund	188,477	2,055		17,514	227	19,285		250	186,706	2,034
Global Multi-Strategy Fund	91,147	960		70,906	749	8,447		88	153,606	1,621
Global Opportunities Fund	18,242	195		20,154	227	2,198		24	36,198	398
Inflation Protection Fund	333,293	2,733		36,493	308	22,861		192	346,925	2,849
International Emerging Markets Fund	6,114	154		245	4	6,359		122	—	—
LargeCap Growth Fund I	46,325	537		2,613	29	11,083		126	37,855	439
LargeCap S&P 500 Index Fund	38,068	456		18,284	249	8,418		121	47,934	584
MidCap Fund	25,568	378		5,599	116	1,865		38	29,302	456
Origin Emerging Markets Fund	14,740	142		557	4	15,297		119	—	—
Overseas Fund	53,028	482		29,424	262	4,496		40	77,956	704
Short-Term Income Account	1,633,839	4,099		115,017	295	105,997		272	1,642,859	4,122
SmallCap Growth Fund I	9,207	75		922	9	842		9	9,287	75
SmallCap Value Fund II	8,981	71		854	9	786		8	9,049	72
		$24,172			$3,414			$3,202		$24,345

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			(9)				—
Bond Market Index Fund			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			6				—
Equity Income Fund			10			26				—
Global Diversified Income Fund			62			2				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			(36)				—
LargeCap Growth Fund I			—			(1)				—
LargeCap S&P 500 Index Fund			—			—				—
MidCap Fund			—			—				—
Origin Emerging Markets Fund			—			(27)				—
Overseas Fund			—			—				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$72			$(39)	$			—
Amounts in thousands except shares

See accompanying notes.

     Schedule of Investments Real Estate Securities Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.90%	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Sector	Percent
Lodging - 0.98%			Financial	96.74%
Hilton Worldwide Holdings Inc	76,148	$1,715	Technology	1.18%
			Consumer, Cyclical	0.98%
Real Estate - 0.65%			Investment Companies	0.72%
CBRE Group Inc (a)	43,080	1,141	Other Assets and Liabilities	0.38%
			TOTAL NET ASSETS	100.00%

REITS - 96.09%
Alexandria Real Estate Equities Inc	31,680	3,279
American Campus Communities Inc	43,697	2,310
American Tower Corp	25,149	2,857
Apartment Investment & Management Co	90,842	4,012
AvalonBay Communities Inc	44,310	7,993
Boston Properties Inc	56,382	7,437
Crown Castle International Corp	24,670	2,502
CubeSmart	119,389	3,687
DDR Corp	85,996	1,560
Duke Realty Corp	151,440	4,037
Education Realty Trust Inc	50,148	2,314
EPR Properties	44,147	3,562
Equinix Inc	25,170	9,759
Equity One Inc	112,199	3,610
Equity Residential	104,297	7,184
Essex Property Trust Inc	35,904	8,189
Extra Space Storage Inc	48,180	4,459
Federal Realty Investment Trust	9,953	1,648
First Industrial Realty Trust Inc	58,002	1,614
General Growth Properties Inc	204,617	6,102
Kilroy Realty Corp	27,026	1,791
Pebblebrook Hotel Trust	68,610	1,801
Physicians Realty Trust	116,161	2,440
Prologis Inc	155,824	7,642
Public Storage	22,872	5,846
Regency Centers Corp	26,640	2,231
Saul Centers Inc	32,164	1,985
Senior Housing Properties Trust	92,570	1,928
Simon Property Group Inc	94,600	20,519
SL Green Realty Corp	55,605	5,920
Spirit Realty Capital Inc	283,780	3,624
STORE Capital Corp	137,489	4,049
Sun Communities Inc	43,922	3,366
Sunstone Hotel Investors Inc	205,792	2,484
Tanger Factory Outlet Centers Inc	21,715	872
Terreno Realty Corp	26,230	679
Ventas Inc	19,351	1,409
Vornado Realty Trust	20,793	2,082
Welltower Inc	124,785	9,505
		$168,288

Software - 1.18%
InterXion Holding NV (a)	55,959	2,064

TOTAL COMMON STOCKS		$173,208
INVESTMENT COMPANIES - 0.72%	Shares Held Value (000's)

Money Market Funds - 0.72%
BlackRock Liquidity Funds FedFund Portfolio	1,256,852	1,257

TOTAL INVESTMENT COMPANIES		$1,257
Total Investments		$174,465
Other Assets and Liabilities - 0.38%		$663
TOTAL NET ASSETS - 100.00%		$175,128

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.28%	Shares Held Value (000's)

Money Market Funds - 0.26%
Cash Account Trust - Government & Agency	2,116,929	$2,117
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 1.00%
Principal EDGE Active Income ETF (a)	205,400	7,978

Principal Funds, Inc. Institutional Class - 63.93%
Blue Chip Fund (a)	2,339,328	37,359
Diversified International Fund (a)	8,103,986	88,171
EDGE MidCap Fund (a)	1,429,225	16,851
Global Diversified Income Fund (a)	1,177,119	15,844
Global Multi-Strategy Fund (a)	5,531,923	59,192
Global Real Estate Securities Fund (a)	2,294,249	21,543
High Yield Fund (a)	2,350,018	16,380
Inflation Protection Fund (a)	1,679,237	14,525
International Emerging Markets Fund (a)	964,676	19,978
International Small Company Fund (a)	893,904	8,430
LargeCap Growth Fund (a)	4,446,396	42,908
LargeCap Value Fund (a)	4,558,849	52,791
Preferred Securities Fund (a)	1,574,246	15,900
Principal Capital Appreciation Fund (a)	482,755	27,961
Real Estate Debt Income Fund (a)	823,405	8,028
Short-Term Income Fund (a)	2,563,535	31,378
Small-MidCap Dividend Income Fund (a)	2,432,606	34,032
		$511,271

Principal Variable Contracts Funds, Inc. Class 1 - 35.09%
Equity Income Account (a)	3,757,992	87,636
Government & High Quality Bond Account (a)	3,948,082	41,494
Income Account (a)	9,438,421	102,596
MidCap Account (a)	848,369	48,866
		$280,592
TOTAL INVESTMENT COMPANIES		$801,958
Total Investments		$801,958
Other Assets and Liabilities - (0.28)%		$(2,223)
TOTAL NET ASSETS - 100.00%		$799,735

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.58%
Fixed Income Funds	29.80%
International Equity Funds	17.26%
Specialty Funds	9.38%
Investment Companies	0.26%
Other Assets and Liabilities	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,440,914	$33,609	4,806	$74	106,392	$1,672	2,339,328	$32,014
Diversified International Fund	6,588,088	79,090	1,585,370	17,889	69,472	750	8,103,986	96,133
EDGE MidCap Fund	1,131,594	11,323	297,631	3,416	—	—	1,429,225	14,739
Equity Income Account	4,025,769	44,250	13,552	309	281,329	6,273	3,757,992	41,039
Global Diversified Income Fund	1,256,285	16,854	32,153	421	111,319	1,450	1,177,119	15,707
Global Multi-Strategy Fund	5,995,036	63,524	1,687	18	464,800	4,904	5,531,923	58,357
Global Real Estate Securities Fund	1,883,207	16,452	454,239	4,173	43,197	391	2,294,249	20,209
Government & High Quality Bond	6,027,135	59,077	7,346	76	2,086,399	21,751	3,948,082	38,452
Account
High Yield Fund	2,999,235	20,587	97,865	665	747,082	5,173	2,350,018	15,724
Income Account	11,505,107	111,522	11,681	122	2,078,367	22,035	9,438,421	90,288
Inflation Protection Fund	1,824,644	15,601	1,393	12	146,800	1,226	1,679,237	14,349
International Emerging Markets Fund	734,130	17,239	230,547	4,504	—	—	964,677	21,743
International Small Company Fund	—	—	893,904	8,802	—	—	893,904	8,802
LargeCap Growth Fund	7,549,511	80,561	18,617	180	3,121,732	30,376	4,446,396	47,276
LargeCap Value Fund	4,231,177	53,947	517,350	5,779	189,678	2,126	4,558,849	57,251
MidCap Account	934,285	41,596	—	—	85,916	4,699	848,369	36,510
MidCap Value Fund I	1,262,939	18,620	—	—	1,262,939	16,265	—	—
Preferred Securities Fund	349,401	1,926	1,258,352	12,745	33,507	335	1,574,246	14,449
Principal Capital Appreciation Fund	511,378	26,010	1,037	58	29,660	1,677	482,755	24,403
Principal EDGE Active Income ETF	—	—	205,400	7,958	—	—	205,400	7,958
Real Estate Debt Income Fund	—	—	823,405	7,955	—	—	823,405	7,955
Short-Term Income Fund	3,041,351	37,097	28,516	347	506,332	6,159	2,563,535	31,267
SmallCap Growth Fund I	80,537	821	—	—	80,537	864	—	—
SmallCap Value Fund II	522,130	5,225	—	—	522,130	5,998	—	—
Small-MidCap Dividend Income Fund	1,969,184	21,334	511,506	7,097	48,084	639	2,432,606	27,755
		$776,265		$82,600		$134,763		$722,380

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$3			$—
Diversified International Fund		—			(96)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		—			2,753			—
Global Diversified Income Fund		404			(118)			—
Global Multi-Strategy Fund		—			(281)			—
Global Real Estate Securities Fund		125			(25)			—
Government & High Quality Bond Account		—			1,050			—
High Yield Fund		629			(355)			—
Income Account		—			679			—
Inflation Protection Fund		—			(38)			—
International Emerging Markets Fund		—			—			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(3,089)			—
LargeCap Value Fund		—			(349)			—
MidCap Account		—			(387)			—
MidCap Value Fund I		—			(2,355)			—
Preferred Securities Fund		130			113			—
Principal Capital Appreciation Fund		—			12			—
Principal EDGE Active Income ETF		—			—			—
Real Estate Debt Income Fund		27			—			—
Short-Term Income Fund		314			(18)			—
SmallCap Growth Fund I		—			43			—
SmallCap Value Fund II		—			773			—
Small-MidCap Dividend Income Fund		315			(37)			—
		$1,944			$(1,722)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.73%	Shares Held Value (000's)

Money Market Funds - 0.73%
Cash Account Trust - Government & Agency	1,522,261	$1,522
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.33%
Principal EDGE Active Income ETF (a)	125,400	4,871

Principal Funds, Inc. Institutional Class - 56.86%
Blue Chip Fund (a)	255,874	4,086
Diversified International Fund (a)	1,506,883	16,395
EDGE MidCap Fund (a)	309,637	3,651
Global Diversified Income Fund (a)	515,449	6,938
Global Multi-Strategy Fund (a)	1,009,128	10,798
Global Real Estate Securities Fund (a)	461,137	4,330
High Yield Fund (a)	1,480,391	10,318
Inflation Protection Fund (a)	597,566	5,169
International Emerging Markets Fund (a)	170,448	3,530
International Small Company Fund (a)	163,174	1,539
LargeCap Growth Fund (a)	938,282	9,054
LargeCap Value Fund (a)	1,030,171	11,929
Preferred Securities Fund (a)	300,027	3,030
Principal Capital Appreciation Fund (a)	94,505	5,474
Real Estate Debt Income Fund (a)	215,809	2,104
Short-Term Income Fund (a)	1,148,260	14,055
Small-MidCap Dividend Income Fund (a)	450,990	6,309
		$118,709

Principal Variable Contracts Funds, Inc. Class 1 - 40.81%
Equity Income Account (a)	630,617	14,706
Government & High Quality Bond Account (a)	2,039,107	21,431
Income Account (a)	3,909,027	42,491
MidCap Account (a)	114,389	6,589
		$85,217
TOTAL INVESTMENT COMPANIES		$210,319
Total Investments		$210,319
Other Assets and Liabilities - (0.73)%		$(1,521)
TOTAL NET ASSETS - 100.00%		$208,798

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.55%
Domestic Equity Funds	29.60%
International Equity Funds	12.36%
Specialty Funds	8.49%
Investment Companies	0.73%
Other Assets and Liabilities	(0.73)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	381,066	$5,182		6,976	$104	132,168	$2,098	255,874	$3,237
Bond & Mortgage Securities Account	361,536	4,188		3,215	37	364,751	4,206	—	—
Diversified International Fund	1,135,539	13,602		388,450	4,330	17,106	186	1,506,883	17,725
EDGE MidCap Fund	200,025	2,004		109,612	1,256	—	—	309,637	3,260
Equity Income Account	647,180	7,385		15,636	339	32,199	708	630,617	7,065
Global Diversified Income Fund	527,156	7,128		28,977	378	40,684	536	515,449	6,932
Global Multi-Strategy Fund	1,057,639	11,233		14,403	153	62,914	665	1,009,128	10,686
Global Real Estate Securities Fund	336,575	2,793		132,579	1,220	8,017	73	461,137	3,937
Government & High Quality Bond	2,583,126	25,967		29,707	307	573,726	5,967	2,039,107	20,405
Account
High Yield Fund	1,493,780	10,355		78,534	531	91,923	627	1,480,391	10,196
Income Account	4,371,893	43,482		57,083	600	519,949	5,490	3,909,027	38,598
Inflation Protection Fund	640,200	5,483		13,729	116	56,363	472	597,566	5,113
International Emerging Markets Fund	131,490	3,058		38,958	763	—	—	170,448	3,821
International Small Company Fund	—	—		163,174	1,605	—	—	163,174	1,605
LargeCap Growth Fund	1,414,555	15,174		29,411	284	505,684	4,945	938,282	9,956
LargeCap Value Fund	745,921	9,462		315,903	3,619	31,653	357	1,030,171	12,671
MidCap Account	142,866	6,086		—	—	28,477	1,594	114,389	4,401
MidCap Value Fund I	323,163	4,827		—	—	323,163	4,164	—	—
Preferred Securities Fund	105,822	584		204,011	2,063	9,806	98	300,027	2,578
Principal Capital Appreciation Fund	96,117	4,887		4,169	237	5,781	324	94,505	4,802
Principal EDGE Active Income ETF	—	—		125,400	4,860	—	—	125,400	4,860
Real Estate Debt Income Fund	—	—		215,809	2,084	—	—	215,809	2,084
Short-Term Income Fund	1,317,268	16,067		29,608	360	198,616	2,416	1,148,260	14,004
SmallCap Growth Fund I	22,814	233		—	—	22,814	243	—	—
SmallCap Value Fund II	78,572	781		—	—	78,572	896	—	—
Small-MidCap Dividend Income Fund	338,795	3,658		120,265	1,667	8,070	105	450,990	5,210
		$203,619			$26,913		$36,170		$193,146

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$49			$—
Bond & Mortgage Securities Account			—			(19)			—
Diversified International Fund			—			(21)			—
EDGE MidCap Fund			—			—			—
Equity Income Account			—			49			—
Global Diversified Income Fund			176			(38)			—
Global Multi-Strategy Fund			—			(35)			—
Global Real Estate Securities Fund			24			(3)			—
Government & High Quality Bond Account			—			98			—
High Yield Fund			326			(63)			—
Income Account			—			6			—
Inflation Protection Fund			—			(14)			—
International Emerging Markets Fund			—			—			—
International Small Company Fund			—			—			—
LargeCap Growth Fund			—			(557)			—
LargeCap Value Fund			—			(53)			—
MidCap Account			—			(91)			—
MidCap Value Fund I			—			(663)			—
Preferred Securities Fund			34			29			—
Principal Capital Appreciation Fund			—			2			—
Principal EDGE Active Income ETF			—			—			—
Real Estate Debt Income Fund			8			—			—
Short-Term Income Fund			138			(7)			—
SmallCap Growth Fund I			—			10			—
SmallCap Value Fund II			—			115			—
Small-MidCap Dividend Income Fund			54			(10)			—
			$760			$(1,216)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Money Market Funds - 0.00%
Cash Account Trust - Government & Agency	1,000	$1
Portfolio - Government Cash Managed

Principal Funds, Inc. Institutional Class - 70.73%
Blue Chip Fund (a)	1,091,303	17,428
Diversified International Fund (a)	4,027,301	43,817
Diversified Real Asset Fund (a)	663,401	7,297
EDGE MidCap Fund (a)	661,958	7,804
Global Multi-Strategy Fund (a)	1,104,441	11,818
Global Real Estate Securities Fund (a)	672,459	6,314
High Yield Fund (a)	636,422	4,436
International Small Company Fund (a)	438,873	4,139
LargeCap Growth Fund (a)	2,406,268	23,221
LargeCap Value Fund (a)	2,834,939	32,829
Origin Emerging Markets Fund (a)	1,291,447	10,887
Preferred Securities Fund (a)	427,745	4,320
Principal Capital Appreciation Fund (a)	256,838	14,876
Short-Term Income Fund (a)	355,428	4,350
Small-MidCap Dividend Income Fund (a)	1,115,092	15,600
		$209,136

Principal Funds, Inc. Class R-6 - 1.56%
Multi-Manager Equity Long/Short Fund (a),(b)	467,668	4,616

Principal Variable Contracts Funds, Inc. Class 1 - 27.74%
Equity Income Account (a)	1,450,450	33,825
Government & High Quality Bond Account (a)	665,371	6,993
Income Account (a)	1,430,080	15,545
MidCap Account (a)	445,286	25,648
		$82,011
TOTAL INVESTMENT COMPANIES		$295,764
Total Investments		$295,764
Other Assets and Liabilities - (0.03)%		$(82)
TOTAL NET ASSETS - 100.00%		$295,682

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.90%
International Equity Funds	22.04%
Fixed Income Funds	12.06%
Specialty Funds	8.03%
Investment Companies	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,111,025	$15,518		16,705	$254	36,427	$565	1,091,303	$15,199
Diversified International Fund	3,025,803	36,301		1,030,936	11,571	29,438	317	4,027,301	47,513
Diversified Real Asset Fund	920,741	10,746		19,484	198	276,824	3,010	663,401	7,592
EDGE MidCap Fund	537,208	5,383		132,025	1,507	7,275	85	661,958	6,803
Equity Income Account	1,513,545	16,638		13,944	293	77,039	1,714	1,450,450	15,883
Global Multi-Strategy Fund	2,773,301	29,772		15,359	161	1,684,219	17,937	1,104,441	11,399
Global Real Estate Securities Fund	854,024	7,335		12,319	110	193,884	1,778	672,459	5,639
Government & High Quality Bond	714,463	6,897		13,213	138	62,305	647	665,371	6,394
Account
High Yield Fund	261,726	1,777		374,696	2,616	—	—	636,422	4,393
Income Account	1,518,855	14,875		16,199	172	104,974	1,102	1,430,080	13,908
International Small Company Fund	—	—		438,873	4,317	—	—	438,873	4,317
LargeCap Growth Fund	3,610,714	38,819		40,221	384	1,244,667	12,062	2,406,268	25,573
LargeCap Value Fund	2,359,440	30,134		538,184	6,023	62,685	698	2,834,939	35,338
MidCap Account	466,280	23,255		3,628	194	24,622	1,360	445,286	21,980
MidCap Value Fund I	610,988	9,008		299	4	611,287	7,879	—	—
Origin Emerging Markets Fund	714,892	6,983		576,554	4,580	—	—	1,291,446	11,563
Preferred Securities Fund	31,551	191		404,589	4,097	8,395	85	427,745	4,203
Principal Capital Appreciation Fund	267,670	13,618		2,565	141	13,397	752	256,838	12,995
Multi-Manager Equity Long/Short	—	—		467,668	4,593	—	—	467,668	4,593
Fund
Short-Term Income Fund	377,762	4,608		10,242	125	32,576	396	355,428	4,335
SmallCap Growth Fund I	54,690	557		—	—	54,690	583	—	—
SmallCap Value Fund II	135,728	1,349		—	—	135,728	1,555	—	—
Small-MidCap Dividend Income Fund	943,024	10,819		209,303	2,903	37,235	483	1,115,092	13,197
		$284,583			$44,381		$53,008		$272,817

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(8)			$—
Diversified International Fund			—			(42)			—
Diversified Real Asset Fund			—			(342)			—
EDGE MidCap Fund			—			(2)			—
Equity Income Account			—			666			—
Global Multi-Strategy Fund			—			(597)			—
Global Real Estate Securities Fund			45			(28)			—
Government & High Quality Bond Account			—			6			—
High Yield Fund			65			—			—
Income Account			—			(37)			—
International Small Company Fund			—			—			—
LargeCap Growth Fund			—			(1,568)			—
LargeCap Value Fund			—			(121)			—
MidCap Account			—			(109)			—
MidCap Value Fund I			—			(1,133)			—
Origin Emerging Markets Fund			—			—			—
Preferred Securities Fund			24			—			—
Principal Capital Appreciation Fund			—			(12)			—
Multi-Manager Equity Long/Short Fund			—			—			—
Short-Term Income Fund			40			(2)			—
SmallCap Growth Fund I			—			26			—
SmallCap Value Fund II			—			206			—
Small-MidCap Dividend Income Fund			145			(42)			—
			$319			$(3,139)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.52%	Shares Held Value (000's)

Money Market Funds - 0.51%
Cash Account Trust - Government & Agency	1,110,041	$1,110
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.65%
Principal EDGE Active Income ETF (a)	148,400	5,764

Principal Funds, Inc. Institutional Class - 47.13%
Diversified International Fund (a)	558,173	6,073
Global Diversified Income Fund (a)	1,053,196	14,176
Global Real Estate Securities Fund (a)	591,673	5,556
High Yield Fund (a)	2,270,300	15,824
Inflation Protection Fund (a)	1,080,065	9,343
International Emerging Markets Fund (a)	97,950	2,029
LargeCap Growth Fund (a)	667,463	6,441
LargeCap Value Fund (a)	565,658	6,550
Preferred Securities Fund (a)	322,198	3,254
Real Estate Debt Income Fund (a)	456,466	4,450
Short-Term Income Fund (a)	1,632,990	19,988
Small-MidCap Dividend Income Fund (a)	633,987	8,869
		$102,553

Principal Variable Contracts Funds, Inc. Class 1 - 50.23%
Equity Income Account (a)	821,722	19,163
Government & High Quality Bond Account (a)	2,132,654	22,414
Income Account (a)	6,230,478	67,725
		$109,302
TOTAL INVESTMENT COMPANIES		$218,729
Total Investments		$218,729
Other Assets and Liabilities - (0.52)%		$(1,124)
TOTAL NET ASSETS - 100.00%		$217,605

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	68.37%
Domestic Equity Funds	18.86%
Specialty Funds	6.51%
International Equity Funds	6.27%
Investment Companies	0.51%
Other Assets and Liabilities	(0.52)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016	June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	442,110	$5,077	4,629	$53	446,739	$5,138	— $	—
Diversified International Fund	496,988	5,992	67,646	750	6,461	70	558,173	6,664
Equity Income Account	1,017,304	13,672	8,756	185	204,338	4,665	821,722	9,528
Global Diversified Income Fund	1,102,223	14,944	42,197	553	91,224	1,189	1,053,196	14,189
Global Real Estate Securities Fund	254,366	1,870	344,118	3,165	6,811	62	591,673	4,973
Government & High Quality Bond	2,323,031	22,935	59,728	622	250,105	2,590	2,132,654	21,030
Account
High Yield Fund	2,574,650	18,178	101,704	690	406,054	2,806	2,270,300	15,727
Income Account	6,746,577	67,504	76,343	806	592,442	6,197	6,230,478	61,904
Inflation Protection Fund	1,164,057	10,008	27,461	232	111,453	927	1,080,065	9,279
International Emerging Markets Fund	127,707	2,996	310	6	30,067	587	97,950	2,287
LargeCap Growth Fund	899,351	9,596	16,585	162	248,473	2,407	667,463	7,095
LargeCap Value Fund	774,738	9,910	8,980	99	218,060	2,496	565,658	7,161
Preferred Securities Fund	112,433	581	209,765	2,124	—	—	322,198	2,705
Principal EDGE Active Income ETF	—	—	148,400	5,743	—	—	148,400	5,743
Real Estate Debt Income Fund	—	—	456,466	4,398	—	—	456,466	4,398
Short-Term Income Fund	1,766,666	21,548	55,901	680	189,577	2,296	1,632,990	19,916
SmallCap Growth Fund I	21,899	223	—	—	21,899	234	—	—
Small-MidCap Dividend Income Fund	788,795	8,326	14,297	188	169,105	2,321	633,987	6,396
		$213,360		$20,456		$33,985		$198,995

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$8			$—
Diversified International Fund		—			(8)			—
Equity Income Account		—			336			—
Global Diversified Income Fund		359			(119)			—
Global Real Estate Securities Fund		26			—			—
Government & High Quality Bond Account		—			63			—
High Yield Fund		546			(335)			—
Income Account		—			(209)			—
Inflation Protection Fund		—			(34)			—
International Emerging Markets Fund		—			(128)			—
LargeCap Growth Fund		—			(256)			—
LargeCap Value Fund		—			(352)			—
Preferred Securities Fund		37			—			—
Principal EDGE Active Income ETF		—			—			—
Real Estate Debt Income Fund		16			—			—
Short-Term Income Fund		183			(16)			—
SmallCap Growth Fund I		—			11			—
Small-MidCap Dividend Income Fund		100			203			—
		$1,267			$(836)			$—
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.46%	Shares Held Value (000's)

Money Market Funds - 0.45%
Cash Account Trust - Government & Agency	1,061,948	$1,062
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.88%
Principal EDGE Active Income ETF (a)	238,200	9,252

Principal Funds, Inc. Institutional Class - 81.38%
Diversified International Fund (a)	4,172,670	45,399
EDGE MidCap Fund (a)	440,521	5,194
Global Multi-Strategy Fund (a)	661,654	7,080
Global Real Estate Securities Fund (a)	1,032,917	9,699
International Small Company Fund (a)	469,394	4,426
LargeCap Growth Fund (a)	2,973,478	28,694
LargeCap Value Fund (a)	2,283,765	26,446
Origin Emerging Markets Fund (a)	2,081,796	17,549
Principal Capital Appreciation Fund (a)	626,845	36,307
Real Estate Debt Income Fund (a)	246,421	2,403
Small-MidCap Dividend Income Fund (a)	762,502	10,667
		$193,864

Principal Funds, Inc. Class R-6 - 1.21%
Multi-Manager Equity Long/Short Fund (a),(b)	292,923	2,891

Principal Variable Contracts Funds, Inc. Class 1 - 13.54%
Equity Income Account (a)	1,383,050	32,253

TOTAL INVESTMENT COMPANIES		$239,322
Total Investments		$239,322
Other Assets and Liabilities - (0.46)%		$(1,097)
TOTAL NET ASSETS - 100.00%		$238,225

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.58%
International Equity Funds	32.36%
Fixed Income Funds	4.89%
Specialty Funds	4.18%
Investment Companies	0.45%
Other Assets and Liabilities	(0.46)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016	June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Diversified International Fund	3,917,353	$47,239		315,614	$3,436	60,297		$633	4,172,670	$49,941
EDGE MidCap Fund	—	—		442,364	5,100	1,843		21	440,521	5,078
Equity Income Account	1,422,410	17,012		28,257	609	67,617		1,508	1,383,050	16,130
Global Multi-Strategy Fund	1,787,200	19,700		21,417	224	1,146,963		12,173	661,654	7,231
Global Real Estate Securities Fund	1,079,728	9,045		14,041	130	60,852		534	1,032,917	8,611
International Small Company Fund	—	—		469,394	4,619	—		—	469,394	4,619
LargeCap Growth Fund	2,965,787	31,636		115,228	1,119	107,537		1,027	2,973,478	31,581
LargeCap Value Fund	2,306,645	29,451		74,517	838	97,397		1,074	2,283,765	29,017
MidCap Value Fund I	1,123,475	16,971		21,701	256	1,145,176		14,743	—	—
Origin Emerging Markets Fund	1,500,832	14,639		580,964	4,604	—		—	2,081,796	19,243
Principal Capital Appreciation Fund	645,685	34,836		11,490	634	30,330		1,678	626,845	33,617
Principal EDGE Active Income ETF	—	—		238,200	9,275	—		—	238,200	9,275
Multi-Manager Equity Long/Short	—	—		292,923	2,877	—		—	292,923	2,877
Fund
Real Estate Debt Income Fund	—	—		246,421	2,366	—		—	246,421	2,366
SmallCap Growth Fund I	169,691	1,694		3,248	32	172,939		1,856	—	—
SmallCap Value Fund II	371,230	3,551		1,952	20	373,182		4,293	—	—
Small-MidCap Dividend Income Fund	758,383	8,776		40,632	551	36,513		478	762,502	8,811
		$234,550			$36,690			$40,018		$228,397

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Diversified International Fund			$—			$(101)	$			—
EDGE MidCap Fund			—			(1)				—
Equity Income Account			—			17				—
Global Multi-Strategy Fund			—			(520)				—
Global Real Estate Securities Fund			62			(30)				—
International Small Company Fund			—			—				—
LargeCap Growth Fund			—			(147)				—
LargeCap Value Fund			—			(198)				—
MidCap Value Fund I			—			(2,484)				—
Origin Emerging Markets Fund			—			—				—
Principal Capital Appreciation Fund			—			(175)				—
Principal EDGE Active Income ETF			—			—				—
Multi-Manager Equity Long/Short Fund			—			—				—
Real Estate Debt Income Fund			9			—				—
SmallCap Growth Fund I			—			130				—
SmallCap Value Fund II			—			722				—
Small-MidCap Dividend Income Fund			108			(38)				—
			$179			$(2,825)	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments

Short-Term Income Account

June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.67%	Shares Held Value (000's)
				Principal
			BONDS (continued)	Amount (000's) Value (000's)
Money Market Funds - 1.67%

BlackRock Liquidity Funds FedFund Portfolio	2,812,280	$2,812	Automobile Asset Backed Securities (continued)

			CPS Auto Receivables Trust 2013-

TOTAL INVESTMENT COMPANIES		$2,812	C (continued)

			4.30%, 08/15/2019(a)	$250	$254

	Principal
BONDS- 97.61%	Amount (000's) Value (000's)		CPS Auto Receivables Trust 2013-D
			1.54%, 07/16/2018(a),(b)	77	77

Aerospace & Defense - 0.61%			CPS Auto Receivables Trust 2014-B

Lockheed Martin Corp			1.11%, 11/15/2018(a)	73	73

1.85%, 11/23/2018	$500	$507	CPS Auto Receivables Trust 2014-C

2.50%, 11/23/2020	500	516	1.31%, 02/15/2019(a),(b)	273	273

		$1,023	3.77%, 08/17/2020(a)	200	195

			CPS Auto Receivables Trust 2014-D

Agriculture - 0.85%			1.49%, 04/15/2019(a)	260	259
Cargill Inc

6.00%, 11/27/2017(a)	1,347	1,437	CPS Auto Receivables Trust 2015-C
			1.77%, 06/17/2019(a)	496	495

			CPS Auto Receivables Trust 2016-B

Airlines - 1.14%			2.07%, 11/15/2019(a)	232	232

Delta Air Lines 2009-1 Class A Pass Through			CPS Auto Trust

Trust			1.48%, 03/16/2020(a)	78	78

7.75%, 06/17/2021	753	849	Ford Credit Auto Owner Trust 2015-REV2

Delta Air Lines 2012-1 Class A Pass Through			2.44%, 01/15/2027(a),(b)	673	691

Trust			Ford Credit Auto Owner Trust 2016-REV2

4.75%, 11/07/2021	411	436	2.03%, 12/15/2027(a)	750	754

UAL 2009-1 Pass Through Trust			Ford Credit Auto Owner Trust/Ford Credit

10.40%, 05/01/2018	42	43	2014-REV1

UAL 2009-2A Pass Through Trust			2.26%, 11/15/2025(a),(b)	673	686

9.75%, 01/15/2017	567	586

		$1,914	Santander Drive Auto Receivables Trust 2013-1

			1.76%, 01/15/2019	640	641
Automobile Asset Backed Securities - 10.51%

AmeriCredit Automobile Receivables 2015-4
			Santander Drive Auto Receivables Trust 2013-5
1.26%, 04/08/2019	454	454
			1.55%, 10/15/2018	329	329

AmeriCredit Automobile Receivables 2016-1			2.25%, 06/17/2019(b)	45	45
1.52%, 06/10/2019	500	501

AmeriCredit Automobile Receivables Trust
			Santander Drive Auto Receivables Trust 2014-1
2013-1
			1.59%, 10/15/2018	121	121
1.57%, 01/08/2019	375	375
			2.36%, 04/15/2020	997	1,003
AmeriCredit Automobile Receivables Trust
			2.91%, 04/15/2020	355	360
2013-5

2.86%, 12/09/2019(b)	1,202	1,221
			Santander Drive Auto Receivables Trust 2014-2
AmeriCredit Automobile Receivables Trust
			1.62%, 02/15/2019	249	249
2014-1

2.15%, 03/09/2020(b)	100	101

2.54%, 06/08/2020(b)	875	883	Santander Drive Auto Receivables Trust 2014-3
			2.13%, 08/17/2020(b)	273	275
AmeriCredit Automobile Receivables Trust
			2.65%, 08/17/2020	115	116
2014-2

2.57%, 07/08/2020(b)	395	399
			Santander Drive Auto Receivables Trust 2014-5
AmeriCredit Automobile Receivables Trust
			2.46%, 06/15/2020	165	167
2014-3

0.64%, 04/09/2018	22	22

2.58%, 09/08/2020(b)	100	101	Westlake Automobile Receivables Trust 2014-2
			0.97%, 10/16/2017(a),(b)	8	8
AmeriCredit Automobile Receivables Trust

2015-1
			Westlake Automobile Receivables Trust 2015-1

0.77%, 04/09/2018	87	87	1.17%, 03/15/2018(a),(b)	130	130
AmeriCredit Automobile Receivables Trust

2015-2

0.83%, 09/10/2018(b)	184	184	Westlake Automobile Receivables Trust 2015-2
			1.28%, 07/16/2018(a),(b)	470	470
Capital Auto Receivables Asset Trust 2013-1

1.29%, 04/20/2018	404	404
			Westlake Automobile Receivables Trust 2015-3

1.74%, 10/22/2018	663	664	1.42%, 05/17/2021(a),(b)	802	802
Capital Auto Receivables Asset Trust 2013-3

2.32%, 07/20/2018	305	307
			Westlake Automobile Receivables Trust 2016-1

Capital Auto Receivables Asset Trust 2014-1			1.82%, 01/15/2019(a)	500	501
2.22%, 01/22/2019	498	502

2.84%, 04/22/2019	345	350
			Westlake Automobile Receivables Trust 2016-2

Capital Auto Receivables Asset Trust 2014-2			1.57%, 06/17/2019(a)	500	500
2.03%, 12/20/2018	545	548
					$17,672
2.41%, 05/20/2019	90	91

CPS Auto Receivables Trust 2013-A			Automobile Floor Plan Asset Backed Securities - 0.90%

1.31%, 06/15/2020(a),(b)	416	412	CNH Wholesale Master Note Trust

CPS Auto Receivables Trust 2013-B			1.04%, 08/15/2019(a),(b)	841	841

1.82%, 09/15/2020(a),(b)	237	236	Volkswagen Credit Auto Master Trust

CPS Auto Receivables Trust 2013-C			0.80%, 07/22/2019(a),(b)	673	665

1.64%, 04/16/2018(a)	46	46			$1,506

See accompanying notes.

     Schedule of Investments Short-Term Income Account June 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 1.83%			Banks (continued)
Daimler Finance North America LLC			Wells Fargo Bank NA
1.11%, 03/02/2018(a),(b)	$505	$503	1.65%, 01/22/2018	$750	$756
1.38%, 08/01/2017(a)	336	337	6.00%, 11/15/2017	750	798
Ford Motor Credit Co LLC					$27,919
2.02%, 05/03/2019	400	403
PACCAR Financial Corp			Beverages - 1.13%
1.45%, 03/09/2018	336	338	Anheuser-Busch InBev Finance Inc
2.20%, 09/15/2019	673	691	2.15%, 02/01/2019	586	598
Toyota Motor Credit Corp			PepsiCo Inc
1.20%, 04/06/2018	400	402	1.00%, 10/13/2017	250	250
2.10%, 01/17/2019	400	409	2.15%, 10/14/2020	500	514
			SABMiller Holdings Inc
		$3,083	2.45%, 01/15/2017(a)	535	539
Banks- 16.60%					$1,901
Bank of America Corp
2.05%, 04/19/2021(b)	500	507	Biotechnology - 1.34%
2.60%, 01/15/2019	500	512	Amgen Inc
2.63%, 10/19/2020	750	762	2.20%, 05/22/2019	673	690
Bank of America NA			Biogen Inc
0.95%, 06/15/2017(b)	750	747	2.90%, 09/15/2020	1,000	1,042
5.30%, 03/15/2017	2,126	2,183	Gilead Sciences Inc
Bank of New York Mellon Corp/The			1.85%, 09/04/2018	250	255
2.05%, 05/03/2021	500	508	2.55%, 09/01/2020	250	260
2.20%, 05/15/2019	673	688			$2,247
2.50%, 04/15/2021	300	311	Chemicals - 0.88%
BB&T Corp			Airgas Inc
1.30%, 02/01/2019(b)	336	337	1.65%, 02/15/2018	808	811
2.05%, 05/10/2021	500	507	Chevron Phillips Chemical Co LLC / Chevron
Branch Banking & Trust Co			Phillips Chemical Co LP
0.95%, 05/23/2017(b)	450	449	1.70%, 05/01/2018(a)	505	504
0.98%, 09/13/2016(b)	875	875	2.45%, 05/01/2020(a)	168	168
Capital One Financial Corp					$1,483
6.15%, 09/01/2016	386	389
Capital One NA/Mclean VA			Commercial Mortgage Backed Securities - 2.44%
1.31%, 02/05/2018(b)	673	672	Ginnie Mae
1.65%, 02/05/2018	673	674	0.60%, 07/16/2054(b),(c)	2,860	136
Citigroup Inc			0.69%, 03/16/2049(b),(c)	4,155	153
1.70%, 04/27/2018	1,010	1,012	0.77%, 09/16/2055(b),(c)	5,082	272
2.70%, 03/30/2021	900	916	0.83%, 01/16/2054(b),(c)	3,324	181
Fifth Third Bank/Cincinnati OH			0.83%, 06/16/2055(b),(c)	5,733	295
2.25%, 06/14/2021	300	305	0.86%, 10/16/2054(b),(c)	4,017	190
2.30%, 03/15/2019	400	408	0.88%, 03/16/2052(b),(c)	3,081	207
Goldman Sachs Group Inc/The			0.89%, 10/16/2054(b),(c)	3,372	187
1.73%, 11/15/2018(b)	841	843	0.92%, 01/16/2055(b),(c)	6,056	297
1.80%, 04/23/2020(b)	1,010	1,007	0.94%, 02/16/2055(b),(c)	6,127	257
2.60%, 04/23/2020	400	407	0.95%, 10/16/2054(b),(c)	4,059	216
JP Morgan Chase & Co			1.12%, 06/16/2045(b),(c)	7,619	489
4.25%, 10/15/2020	500	545	1.15%, 08/16/2042(b),(c)	9,667	609
JPMorgan Chase Bank NA			1.17%, 02/16/2046(b),(c)	5,985	388
6.00%, 10/01/2017	2,020	2,133	1.19%, 07/16/2056(b),(c)	616	48
KeyBank NA/Cleveland OH			1.41%, 12/16/2036(b),(c)	2,756	185
1.70%, 06/01/2018	500	502			$4,110
2.35%, 03/08/2019	650	664
			Commercial Services - 0.12%
Morgan Stanley			Equifax Inc
1.88%, 01/05/2018	336	338
2.03%, 04/21/2021(b)	1,500	1,506	2.30%, 06/01/2021	200	203
2.13%, 04/25/2018	250	253
5.50%, 07/24/2020	500	561	Computers - 1.96%
National City Bank/Cleveland OH			Apple Inc
1.05%, 06/07/2017(b)	500	499	1.00%, 05/03/2018	336	337
PNC Bank NA			1.70%, 02/22/2019	200	203
4.88%, 09/21/2017	1,145	1,190	1.78%, 02/23/2021(b)	250	257
6.88%, 04/01/2018	250	273	Diamond 1 Finance Corp / Diamond 2 Finance
PNC Funding Corp			Corp
5.63%, 02/01/2017	269	276	3.48%, 06/01/2019(a)	600	615
SunTrust Bank/Atlanta GA			Hewlett Packard Enterprise Co
7.25%, 03/15/2018	510	556	2.45%, 10/05/2017(a)	500	506
SunTrust Banks Inc			2.85%, 10/05/2018(a)	350	358
2.90%, 03/03/2021	500	518	International Business Machines Corp
US Bank NA/Cincinnati OH			1.95%, 02/12/2019	500	512
1.11%, 10/28/2019(b)	841	840	2.25%, 02/19/2021	500	516
Wells Fargo & Co					$3,304
2.60%, 07/22/2020	673	692

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Credit Card Asset Backed Securities - 1.24%			Gas- 0.76%
Cabela's Credit Card Master Note Trust			Spire Inc
0.79%, 03/16/2020(b)	$262	$261	1.38%, 08/15/2017(b)		$1,279	$1,275
0.89%, 07/15/2022(b)	505	500
0.92%, 06/15/2020(a),(b)	336	336
0.97%, 02/18/2020(a),(b)	478	478	Healthcare - Products - 1.38%
1.09%, 08/16/2021(a),(b)	505	503	Abbott Laboratories
			2.00%, 03/15/2020		847	859
		$2,078
			Becton Dickinson and Co
Diversified Financial Services - 1.13%			1.80%, 12/15/2017		336	339
Murray Street Investment Trust I			2.68%, 12/15/2019		336	345
4.65%, 03/09/2017(b)	1,852	1,894	Medtronic Inc
			1.45%, 03/15/2020(b)		250	252
			2.50%, 03/15/2020		505	524
Electric - 4.02%						$2,319
Black Hills Corp
2.50%, 01/11/2019	100	102	Healthcare - Services - 1.15%
Dominion Resources Inc/VA			Aetna Inc
1.40%, 09/15/2017	673	672	1.90%, 06/07/2019		200	203
2.96%, 07/01/2019(b)	100	102	2.40%, 06/15/2021		200	204
Emera US Finance LP			Anthem Inc
2.70%, 06/15/2021(a)	300	306	5.88%, 06/15/2017		336	350
Indiantown Cogeneration LP			Roche Holdings Inc
9.77%, 12/15/2020	199	219	0.97%, 09/30/2019(a),(b)		673	673
NextEra Energy Capital Holdings Inc			UnitedHealth Group Inc
1.59%, 06/01/2017	336	337	1.70%, 02/15/2019		500	505
7.30%, 09/01/2067(b)	673	643				$1,935
Public Service Co of New Mexico
7.95%, 05/15/2018	1,515	1,687	Home Equity Asset Backed Securities - 1.34%
San Diego Gas & Electric Co			ACE Securities Corp Home Equity Loan Trust
1.91%, 02/01/2022	173	173	Series 2005-HE2
			1.17%, 04/25/2035(b)		97	97
Southern California Edison Co
1.85%, 02/01/2022	355	352	Asset Backed Securities Corp Home Equity
Southern Co/The			Loan Trust Series OOMC 2005-HE6
			1.22%, 07/25/2035(b)		184	183
1.55%, 07/01/2018	200	201
Talen Energy Supply LLC			Bayview Financial Acquisition Trust
			1.08%, 08/28/2044(b)		51	51
6.50%, 05/01/2018	168	169	5.66%, 12/28/2036(b)		1	1
Texas-New Mexico Power Co
9.50%, 04/01/2019(a)	202	239	Centex Home Equity Loan Trust 2005-D
			0.88%, 10/25/2035(b)		211	211
TransAlta Corp
6.90%, 05/15/2018(b)	1,515	1,557	Home Equity Asset Trust 2005-4
			1.16%, 10/25/2035(b)		375	369
		$6,759
			JP Morgan Mortgage Acquisition Corp 2005-
Electronics - 0.24%			OPT1
Fortive Corp			0.90%, 06/25/2035(b)		83	82
1.80%, 06/15/2019(a)	100	101	New Century Home Equity Loan Trust 2005-
2.35%, 06/15/2021(a)	300	304	3
		$405	0.93%, 07/25/2035(b)		49	49
			RASC Series 2003-KS10 Trust
Engineering & Construction - 0.24%			4.47%, 03/25/2032		16	16
SBA Tower Trust			RASC Series 2005-AHL2 Trust
2.88%, 07/15/2021(a),(d),(e)	400	400
			0.80%, 10/25/2035(b)		157	155
			RASC Series 2005-EMX2 Trust
Finance - Mortgage Loan/Banker - 11.50%			0.96%, 07/25/2035(b)		153	152
Fannie Mae			Structured Asset Securities Corp Mortgage
1.38%, 02/26/2021	3,250	3,284	Loan Trust Series 2005-GEL4
1.50%, 11/30/2020	1,500	1,525	1.07%, 08/25/2035(b)		150	146
1.63%, 01/21/2020	6,214	6,361	Terwin Mortgage Trust Series TMTS 2005-
1.75%, 09/12/2019	1,183	1,216	14	HE
1.88%, 12/28/2020	2,500	2,583	4.85%, 08/25/2036(b)		99	101
Freddie Mac			Wells Fargo Home Equity Asset-Backed
0.75%, 01/12/2018	1,000	1,002	Securities 2004-2 Trust
1.38%, 05/01/2020	1,800	1,827	1.29%, 10/25/2034(b)		35	35
1.75%, 05/30/2019	1,500	1,541	5.00%, 10/25/2034		613	611
		$19,339				$2,259

Food- 0.36%			Home Furnishings - 0.60%
Kraft Heinz Foods Co			Samsung Electronics America Inc
1.60%, 06/30/2017(a)	336	337	1.75%, 04/10/2017(a)		1,010	1,013
2.00%, 07/02/2018(a)	269	273
		$610	Housewares - 0.25%
			Newell Brands Inc
			2.60%, 03/29/2019		200	205

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Housewares (continued)			Mortgage Backed Securities (continued)
Newell Brands Inc (continued)			Banc of America Alternative Loan Trust 2003-
3.85%, 04/01/2023	$200	$212	10
		$417	5.00%, 12/25/2018	$64	$64
			Banc of America Funding 2004-1 Trust
Insurance - 6.23%			5.25%, 02/25/2019	11	12
Berkshire Hathaway Finance Corp			Banc of America Funding 2004-3 Trust
1.60%, 05/15/2017	510	514	4.75%, 09/25/2019	58	58
1.70%, 03/15/2019	500	508	Banc of America Mortgage Trust 2005-7
Berkshire Hathaway Inc			5.00%, 08/25/2020	2	2
2.20%, 03/15/2021	400	413	BCAP LLC 2011-RR11 Trust
2.75%, 03/15/2023	500	517	3.13%, 03/26/2035(a),(b)	203	203
Hartford Financial Services Group Inc/The
8.13%, 06/15/2068(b)	1,028	1,100	CHL Mortgage Pass-Through Trust 2003-46
			2.69%, 01/19/2034(b)	73	72
Lincoln National Corp
2.99%, 05/17/2066(b)	336	232	CHL Mortgage Pass-Through Trust 2004-J1
			4.50%, 01/25/2019(b)	11	10
MassMutual Global Funding II
2.00%, 04/05/2017(a)	370	373	CHL Mortgage Pass-Through Trust 2004-J7
2.10%, 08/02/2018(a)	505	515	5.00%, 09/25/2019	53	54
2.35%, 04/09/2019(a)	495	508	Citigroup Mortgage Loan Trust 2009-6
			2.92%, 07/25/2036(a),(b)	12	12
Metropolitan Life Global Funding I
2.30%, 04/10/2019(a)	1,173	1,200	Credit Suisse First Boston Mortgage Securities
			Corp
New York Life Global Funding			5.00%, 09/25/2019	11	11
1.45%, 12/15/2017(a)	250	252
1.95%, 02/11/2020(a)	808	818	Credit Suisse Mortgage Capital Certificates
			2.43%, 07/27/2037(a),(b)	44	44
2.00%, 04/13/2021(a)	400	405
2.15%, 06/18/2019(a)	774	793	CSFB Mortgage-Backed Trust Series 2004-7
2.45%, 07/14/2016(a)	673	673	5.00%, 10/25/2019	50	50
			CSFB Mortgage-Backed Trust Series 2004-
Prudential Financial Inc			AR4
8.88%, 06/15/2068(b)	1,500	1,650
			1.41%, 05/25/2034(b)	75	70
		$10,471	Freddie Mac REMICS
			0.89%, 06/15/2023(b)	1	1
Internet - 0.42%
Amazon.com Inc			Ginnie Mae
2.60%, 12/05/2019	673	702	4.50%, 08/20/2032	8	8
			GSMSC Pass-Through Trust 2009-4R
			0.90%, 12/26/2036(a),(b)	216	211
Machinery - Diversified - 0.53%			JP Morgan Mortgage Trust 2004-A3
John Deere Capital Corp			2.73%, 07/25/2034(b)	44	44
1.35%, 01/16/2018	173	174	JP Morgan Mortgage Trust 2004-S1
2.05%, 03/10/2020	700	715	5.00%, 09/25/2034	154	158
		$889	JP Morgan Resecuritization Trust Series 2010-
Manufactured Housing Asset Backed Securities - 0.03%			4
			2.46%, 10/26/2036(a),(b)	49	49
Conseco Financial Corp
7.70%, 09/15/2026	34	37	MASTR Alternative Loan Trust 2003-9
Mid-State Trust IV			6.50%, 01/25/2019	60	61
8.33%, 04/01/2030	7	7	MASTR Asset Securitization Trust 2004-11
		$44	5.00%, 12/25/2019	13	13
			MASTR Asset Securitization Trust 2004-9
Media- 0.66%			5.00%, 09/25/2019	32	32
Time Warner Cable Inc			PHH Mortgage Trust Series 2008-CIM1
8.25%, 04/01/2019	505	587	5.22%, 06/25/2038	198	197
Walt Disney Co/The			Prime Mortgage Trust 2005-2
2.30%, 02/12/2021	500	520	5.25%, 07/25/2020(b)	102	103
		$1,107	Provident Funding Mortgage Loan Trust 2005-
			1
Mining - 0.50%			1.03%, 05/25/2035(b)	269	258
Glencore Finance Canada Ltd
2.70%, 10/25/2017(a),(b)	841	838	RALI Series 2003-QS23 Trust
			5.00%, 12/26/2018	135	135
			RALI Series 2004-QS3 Trust
Miscellaneous Manufacturers - 0.50%			5.00%, 03/25/2019	59	59
General Electric Co			RBSSP Resecuritization Trust 2009-7
5.55%, 05/04/2020	101	116	0.85%, 06/26/2037(a),(b)	47	45
5.63%, 09/15/2017	168	178	5.00%, 09/26/2036(a),(b)	20	20
Ingersoll-Rand Global Holding Co Ltd			Sequoia Mortgage Trust 2013-4
6.88%, 08/15/2018	490	544	1.55%, 04/25/2043(b)	72	70
		$838	Sequoia Mortgage Trust 2013-8
			2.25%, 06/25/2043(b)	593	592
Mortgage Backed Securities - 3.41%			Springleaf Mortgage Loan Trust 2013-1
Adjustable Rate Mortgage Trust 2004-2			1.27%, 06/25/2058(a),(b)	906	904
(b)
1.59%, 02/25/2035	12	12	2.31%, 06/25/2058(a),(b)	377	377
Alternative Loan Trust 2004-J8			3.14%, 06/25/2058(a)	217	217
6.00%, 02/25/2017	7	7	4.44%, 06/25/2058(a)	516	515

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
Springleaf Mortgage Loan Trust 2013-2			Trafigura Securitisation Finance PLC 2014-1
1.78%, 12/25/2065(a)	$285	$284	1.39%, 10/15/2018(a),(b)	$471	$465
3.52%, 12/25/2065(a),(b)	688	688			$7,879
WaMu Mortgage Pass-Through Certificates
Series 2003-S8 Trust			Pharmaceuticals - 1.51%
5.00%, 09/25/2018	13	13	AbbVie Inc
		$5,735	1.80%, 05/14/2018	202	203
			2.30%, 05/14/2021	200	202
Oil & Gas - 2.50%			2.50%, 05/14/2020	336	344
BP Capital Markets PLC			Actavis Funding SCS
4.75%, 03/10/2019	673	731	1.85%, 03/01/2017	336	337
Chevron Corp			2.35%, 03/12/2018	505	512
1.72%, 06/24/2018	875	885	Mead Johnson Nutrition Co
Phillips 66			3.00%, 11/15/2020	250	261
2.95%, 05/01/2017	1,010	1,025	Merck & Co Inc
Shell International Finance BV			1.10%, 01/31/2018	673	676
2.13%, 05/11/2020	505	515			$2,535
Total Capital International SA
1.20%, 08/10/2018(b)	370	369	Pipelines - 1.93%
1.55%, 06/28/2017	673	677	Buckeye Partners LP
		$4,202	2.65%, 11/15/2018	649	658
			Columbia Pipeline Group Inc
Other Asset Backed Securities - 4.69%			2.45%, 06/01/2018	168	168
Ameriquest Mortgage Securities Inc Asset-			3.30%, 06/01/2020	168	174
Backed Pass-Through Ctfs Ser 2004-R11			Florida Gas Transmission Co LLC
1.06%, 11/25/2034(b)	13	13	7.90%, 05/15/2019(a)	559	631
Ameriquest Mortgage Securities Inc Asset-			Hiland Partners Holdings LLC / Hiland
Backed Pass-Through Ctfs Ser 2005-R1			Partners Finance Corp
1.13%, 03/25/2035(b)	154	154	7.25%, 10/01/2020(a)	719	746
Citigroup Mortgage Loan Trust Inc			TransCanada PipeLines Ltd
0.88%, 07/25/2035(b)	23	23	6.35%, 05/15/2067(b)	500	354
Drug Royalty II LP 2			Williams Partners LP / ACMP Finance Corp
3.48%, 07/15/2023(a),(b)	687	678	6.13%, 07/15/2022	505	518
Drug Royalty III LP 1					$3,249
3.98%, 04/15/2027(a),(b)	250	250
Fieldstone Mortgage Investment Trust Series			Real Estate - 0.35%
2005-1			Prologis LP
1.53%, 03/25/2035(b)	30	30	7.38%, 10/30/2019	499	587
First Franklin Mortgage Loan Trust 2005-
FF4			REITS- 1.44%
1.10%, 05/25/2035(b)	43	43	Alexandria Real Estate Equities Inc
JP Morgan Mortgage Acquisition Corp 2005-			2.75%, 01/15/2020	510	514
OPT2			Digital Realty Trust LP
0.74%, 12/25/2035(b)	93	93	3.40%, 10/01/2020	300	312
MVW Owner Trust 2015-1			HCP Inc
2.52%, 12/20/2032(a),(b)	705	705	6.30%, 09/15/2016	755	762
OneMain Financial Issuance Trust 2014-1			Healthcare Realty Trust Inc
2.43%, 06/18/2024(a),(b)	894	895	5.75%, 01/15/2021	343	385
OneMain Financial Issuance Trust 2014-2			Kimco Realty Corp
2.47%, 09/18/2024(a)	1,347	1,350	4.30%, 02/01/2018	336	348
OneMain Financial Issuance Trust 2015-2			WEA Finance LLC / Westfield UK & Europe
2.57%, 07/18/2025(a)	740	740	Finance PLC
PFS Financing Corp			1.75%, 09/15/2017(a)	100	100
1.04%, 02/15/2019(a),(b)	505	503			$2,421
1.04%, 10/15/2019(a),(b)	336	334
1.06%, 04/15/2020(a),(b)	536	531	Retail - 0.43%
1.39%, 02/15/2019(a),(b)	260	259	Home Depot Inc/The
PFS Tax Lien Trust 2014-1			2.00%, 04/01/2021	200	205
1.44%, 05/15/2029(a),(b)	333	331	McDonald's Corp
RAAC Series 2006-RP2 Trust			2.75%, 12/09/2020	500	522
0.70%, 02/25/2037(a),(b)	82	81			$727
RAMP Series 2005-RZ4 Trust			Savings & Loans - 0.00%
0.85%, 11/25/2035(b)	119	118
			Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(e),(f),(g)	200	—
Trust 2006-OP1
0.75%, 10/25/2035(b)	5	5
Soundview Home Loan Trust 2005-CTX1			Software - 1.20%
0.87%, 11/25/2035(b)	162	161	Microsoft Corp
Structured Asset Investment Loan Trust 2005-			1.30%, 11/03/2018	500	504
4			1.85%, 02/12/2020	673	688
1.11%, 05/25/2035(b)	117	117	Oracle Corp
			1.90%, 09/15/2021(d)	200	201
			2.25%, 10/08/2019	250	258

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Software (continued)			(continued)

Oracle Corp (continued)
			6.00%, 05/01/2017	$1	$1
5.75%, 04/15/2018	$336	$364
					$26
		$2,015
			Federal National Mortgage Association (FNMA) - 0.16%
Student Loan Asset Backed Securities - 3.77%			2.38%, 04/01/2033(b)	89	93
KeyCorp Student Loan Trust 2004-A			2.39%, 07/01/2034(b)	33	35
0.93%, 10/28/2041(b)	59	59
			2.45%, 12/01/2032(b)	16	16
KeyCorp Student Loan Trust 2006-A			2.52%, 08/01/2034(b)	12	12
0.95%, 09/27/2035(b)	1,648	1,621
			2.57%, 02/01/2037(b)	40	42
SLC Private Student Loan Trust 2006-A			2.63%, 01/01/2035(b)	19	21
0.80%, 07/15/2036(b)	1,417	1,407
			2.67%, 11/01/2032(b)	4	5
SLC Private Student Loan Trust 2010-B			2.70%, 02/01/2035(b)	5	5
3.93%, 07/15/2042(a),(b)	145	147
			2.75%, 12/01/2033(b)	27	28
			4.14%, 11/01/2035(b)	1	1
SLM Private Credit Student Loan Trust 2002-A			5.60%, 04/01/2019(b)	1	1
1.18%, 12/16/2030(b)	625	599
			8.00%, 05/01/2027	13	14

					$273
SLM Private Credit Student Loan Trust 2004-A
1.05%, 06/15/2033(b)	229	212	Government National Mortgage Association (GNMA) -0.02%

SLM Private Credit Student Loan Trust 2004-B			9.00%, 12/15/2020	2	2
0.85%, 06/15/2021(b)	264	263	10.00%, 06/15/2020	4	4
			10.00%, 02/15/2025	1	1
SLM Private Credit Student Loan Trust 2005-B			10.00%, 09/15/2018	1	1
0.83%, 03/15/2023(b)	327	324	10.00%, 09/15/2018	1	2
0.92%, 12/15/2023(b)	235	226	10.00%, 05/15/2020	4	4
			10.00%, 02/15/2019	12	12
SLM Private Credit Student Loan Trust 2006-A					$26
0.84%, 12/15/2023(b)	115	114	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Education Loan Trust 2013-A			OBLIGATIONS		$325
1.04%, 08/15/2022(a),(b)	347	347	Total Investments		$167,258
1.77%, 05/17/2027(a)	365	364	Other Assets and Liabilities - 0.53%		$890
SLM Private Education Loan Trust 2013-B			TOTAL NET ASSETS - 100.00%		$168,148
1.09%, 07/15/2022(a),(b)	211	211
1.85%, 06/17/2030(a),(b)	336	336
SLM Private Education Loan Trust 2014-A			(a)	Security exempt from registration under Rule 144A of the Securities Act of
1.04%, 07/15/2022(a),(b)	115	115	1933. These securities may be resold in transactions exempt from
		$6,345	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $39,329 or 23.39% of net
Telecommunications - 2.50%			assets.
AT&T Inc			(b)	Variable Rate. Rate shown is in effect at June 30, 2016.
2.45%, 06/30/2020	538	549	(c) Security is an Interest Only Strip.
2.80%, 02/17/2021	500	513	(d) Security purchased on a when-issued basis.
3.60%, 02/17/2023	500	522	(e)	Fair value of these investments is determined in good faith by the Manager
Cisco Systems Inc			under procedures established and periodically reviewed by the Board of
2.20%, 02/28/2021	250	258	Directors. At the end of the period, the fair value of these securities totaled
4.95%, 02/15/2019	500	550	$400 or 0.24% of net assets.
GTP Acquisition Partners I LLC			(f) Non-Income Producing Security
2.35%, 06/15/2045(a)	350	349	(g)	Security is Illiquid. At the end of the period, the value of these securities
Verizon Communications Inc			totaled $0 or 0.00% of net assets.
2.41%, 09/14/2018(b)	336	344
3.65%, 09/14/2018	750	788
Vodafone Group PLC
1.63%, 03/20/2017	336	337	Portfolio Summary (unaudited)
		$4,210	Sector		Percent
			Financial		25.75%
Transportation - 0.31%			Asset Backed Securities		22.48%
Ryder System Inc			Government		11.50%
2.45%, 11/15/2018	505	513	Consumer, Non-cyclical		7.84%
			Mortgage Securities		6.04%
Trucking & Leasing - 0.18%			Utilities		4.78%
Penske Truck Leasing Co Lp / PTL Finance			Energy		4.43%
Corp			Consumer, Cyclical		4.25%
3.75%, 05/11/2017(a)	303	309	Communications		3.58%
			Technology		3.16%
TOTAL BONDS	$164,121		Industrial		2.61%
U.S. GOVERNMENT & GOVERNMENT	Principal		Investment Companies		1.67%
AGENCY OBLIGATIONS - 0.19%	Amount (000's) Value (000's)		Basic Materials		1.38%
Federal Home Loan Mortgage Corporation (FHLMC) -			Other Assets and Liabilities		0.53%
0.01%			TOTAL NET ASSETS		100.00%
2.50%, 11/01/2021(b)	$1	$1
2.69%, 09/01/2035(b)	22	24

See accompanying notes.

Schedule of Investments SmallCap Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Apparel - 0.70%			Distribution & Wholesale - 0.99%
Skechers U.S.A. Inc (a)	46,600	$1,385	H&E Equipment Services Inc	37,290	$709
			SiteOne Landscape Supply Inc (a)	36,530	1,242
					$1,951
Automobile Parts & Equipment - 2.17%
Cooper Tire & Rubber Co	89,354	2,664	Diversified Financial Services - 1.26%
Visteon Corp	24,610	1,620	Evercore Partners Inc - Class A	28,970	1,280
		$4,284	Houlihan Lokey Inc	25,120	562
			Moelis & Co	28,750	647
Banks - 8.59%					$2,489
CenterState Banks Inc	11,236	177
Central Pacific Financial Corp	73,710	1,740	Electric - 3.11%
Chemical Financial Corp	14,040	524	Avista Corp	75,866	3,399
FCB Financial Holdings Inc (a)	30,990	1,054	Portland General Electric Co	61,690	2,722
First Merchants Corp	12,530	312			$6,121
First of Long Island Corp/The	11,065	317
FNB Corp/PA	112,740	1,414	Electrical Components & Equipment - 2.65%
			Advanced Energy Industries Inc (a)	59,079	2,243
Great Western Bancorp Inc	93,980	2,964
Hanmi Financial Corp	24,188	568	EnerSys	32,900	1,956
IBERIABANK Corp	50,330	3,006	Insteel Industries Inc	35,820	1,024
PacWest Bancorp	52,400	2,084			$5,223
Union Bankshares Corp	24,960	617	Electronics - 2.16%
WesBanco Inc	16,520	513	Fluidigm Corp (a)	9,738	88
Wilshire Bancorp Inc	39,530	412	II-VI Inc (a)	68,060	1,277
Wintrust Financial Corp	23,950	1,221	Itron Inc (a)	13,920	600
		$16,923	Vishay Intertechnology Inc	184,420	2,285
Biotechnology - 2.22%					$4,250
Acceleron Pharma Inc (a)	11,590	394
			Engineering & Construction - 2.73%
AMAG Pharmaceuticals Inc (a)	4,120	99	Dycom Industries Inc (a)	15,810	1,419
Aratana Therapeutics Inc (a)	47,621	301	EMCOR Group Inc	48,520	2,390
Bellicum Pharmaceuticals Inc (a)	8,580	111	MasTec Inc (a)	70,410	1,572
BIND Therapeutics Inc - Warrants (a),(b)	1,938	—
					$5,381
Bluebird Bio Inc (a)	1,728	75
Cambrex Corp (a)	19,320	999	Entertainment - 3.47%
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	9	Isle of Capri Casinos Inc (a)	62,435	1,144
Epizyme Inc (a)	9,950	102	Marriott Vacations Worldwide Corp	33,090	2,266
Exact Sciences Corp (a)	28,907	354	Vail Resorts Inc	24,760	3,423
Genocea Biosciences Inc (a)	25,616	105			$6,833
Insmed Inc (a)	23,470	231
Intercept Pharmaceuticals Inc (a)	1,310	187	Food - 2.16%
MacroGenics Inc (a)	13,570	366	Cal-Maine Foods Inc	26,278	1,164
NewLink Genetics Corp (a)	8,090	91	Dean Foods Co	85,300	1,543
			SUPERVALU Inc (a)	326,649	1,542
Seattle Genetics Inc (a)	5,690	230
Spark Therapeutics Inc (a)	2,280	117			$4,249
Ultragenyx Pharmaceutical Inc (a)	7,330	358	Gas - 1.36%
Versartis Inc (a)	22,610	250	Southwest Gas Corp	34,030	2,678
		$4,379

Building Materials - 2.49%			Healthcare - Products - 3.51%
NCI Building Systems Inc (a)	49,140	786	Cynosure Inc (a)	26,735	1,301
Universal Forest Products Inc	25,880	2,399	EndoChoice Holdings Inc (a)	30,030	147
US Concrete Inc (a)	28,345	1,726	ICU Medical Inc (a)	24,490	2,761
		$4,911	K2M Group Holdings Inc (a)	46,040	715
			LDR Holding Corp (a)	19,170	708
Chemicals - 0.62%			Nevro Corp (a)	15,160	1,118
Cabot Corp	26,840	1,225	STAAR Surgical Co (a)	30,450	168
					$6,918

Commercial Services - 5.96%			Healthcare - Services - 1.45%
ABM Industries Inc	58,550	2,136	HealthSouth Corp	64,980	2,522
AMN Healthcare Services Inc (a)	24,940	997
			Natera Inc (a)	12,120	146
Insperity Inc	27,690	2,138	Teladoc Inc (a)	11,770	189
Live Nation Entertainment Inc (a)	37,461	880
Navigant Consulting Inc (a)	58,680	948			$2,857
PAREXEL International Corp (a)	37,640	2,367	Home Builders - 0.99%
Sabre Corp	85,170	2,282	Installed Building Products Inc (a)	53,475	1,941
		$11,748

Computers - 4.06%			Insurance - 3.36%
CACI International Inc (a)	22,450	2,030	American Financial Group Inc/OH	36,740	2,716
ExlService Holdings Inc (a)	36,020	1,888	Argo Group International Holdings Ltd	22,944	1,191
Manhattan Associates Inc (a)	38,500	2,469	First American Financial Corp	35,130	1,413
SecureWorks Corp (a)	31,214	440	Primerica Inc	22,880	1,310
Sykes Enterprises Inc (a)	40,570	1,175			$6,630
		$8,002
			Internet - 1.24%
			CDW Corp/DE	37,873	1,518

See accompanying notes.

Schedule of Investments
SmallCap Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			REITS (continued)
GoDaddy Inc (a)	29,486	$920	QTS Realty Trust Inc	31,250	$1,749
		$2,438			$19,524

Investment Companies - 0.17%			Retail - 4.70%
THL Credit Inc	29,590	329	Caleres Inc	94,700	2,292
			Flex Pharma Inc (a)	15,370	157
			GMS Inc (a)	33,632	748
Leisure Products & Services - 0.69%			Michaels Cos Inc/The (a)	66,480	1,891
Planet Fitness Inc (a)	72,240	1,364
			Red Robin Gourmet Burgers Inc (a)	16,376	777
			Rite Aid Corp (a)	283,460	2,123
Machinery - Diversified - 1.92%			Tile Shop Holdings Inc (a)	64,290	1,278
Briggs & Stratton Corp	94,070	1,993			$9,266
Gerber Scientific Inc (a),(b),(c)	1,974	—
Manitowoc Foodservice Inc (a)	102,176	1,800	Savings & Loans - 1.83%
		$3,793	Banc of California Inc	48,200	872
			Berkshire Hills Bancorp Inc	15,630	421
Metal Fabrication & Hardware - 0.45%			Oritani Financial Corp	32,700	523
Atkore International Group Inc (a)	55,567	889	Pacific Premier Bancorp Inc (a)	20,210	485
			Provident Financial Services Inc	66,440	1,305
					$3,606
Miscellaneous Manufacturers - 1.68%
AO Smith Corp	15,060	1,327	Semiconductors - 1.00%
Trinseo SA	46,190	1,983	Entegris Inc (a)	69,910	1,011
		$3,310	Qorvo Inc (a)	17,459	965
					$1,976
Office Furnishings - 0.69%
Herman Miller Inc	45,602	1,363	Software - 6.49%
			Acxiom Corp (a)	63,020	1,386
			Apigee Corp (a)	30,189	369
Oil & Gas - 3.25%			Aspen Technology Inc (a)	67,850	2,730
Callon Petroleum Co (a)	83,750	940
			Atlassian Corp PLC (a)	32,220	835
Carrizo Oil & Gas Inc (a)	21,050	755
			Black Knight Financial Services Inc (a)	32,430	1,219
Murphy USA Inc (a)	32,050	2,377
PDC Energy Inc (a)	11,860	683	Blackbaud Inc	40,450	2,747
			BroadSoft Inc (a)	12,140	498
Rice Energy Inc (a)	22,260	491
RSP Permian Inc (a)	23,559	822	SYNNEX Corp	31,790	3,014
Western Refining Inc	16,400	338			$12,798
		$6,406	Telecommunications - 1.77%
			Leap Wireless International Inc - Rights	1,375	4
Oil & Gas Services - 0.66%			(a),(b),(c)
Frank's International NV	18,230	266	NETGEAR Inc (a)	11,050	525
Pioneer Energy Services Corp (a)	97,350	448
Superior Energy Services Inc	32,310	595	Plantronics Inc	47,360	2,084
			West Corp	45,010	885
		$1,309
					$3,498
Packaging & Containers - 0.71%
Graphic Packaging Holding Co	111,170	1,394	Transportation - 0.32%
			Ardmore Shipping Corp	43,300	293
			Navigator Holdings Ltd (a)	29,620	341
Pharmaceuticals - 4.65%					$634
Array BioPharma Inc (a)	57,830	206	TOTAL COMMON STOCKS		$193,431
Cerulean Pharma Inc (a)	44,723	95
			INVESTMENT COMPANIES - 2.35%	Shares Held Value (000's)
Concert Pharmaceuticals Inc (a)	14,250	160
DexCom Inc (a)	6,960	552	Money Market Funds - 2.35%
FibroGen Inc (a)	11,520	189	BlackRock Liquidity Funds FedFund Portfolio	4,636,179	4,636
Nektar Therapeutics (a)	34,830	496
Neurocrine Biosciences Inc (a)	17,250	784	TOTAL INVESTMENT COMPANIES		$4,636
PRA Health Sciences Inc (a)	55,270	2,308	Total Investments		$198,067
Prestige Brands Holdings Inc (a)	59,739	3,310	Other Assets and Liabilities - (0.49)%		$(970)
ProQR Therapeutics NV (a)	9,412	46	TOTAL NET ASSETS - 100.00%		$197,097
Proteon Therapeutics Inc (a)	21,140	170
Relypsa Inc (a)	17,850	330
Revance Therapeutics Inc (a)	9,070	123	(a) Non-Income Producing Security
SCYNEXIS Inc (a)	23,610	51	(b)	Fair value of these investments is determined in good faith by the Manager
TESARO Inc (a)	610	51	under procedures established and periodically reviewed by the Board of
Vanda Pharmaceuticals Inc (a)	25,511	285	Directors. At the end of the period, the fair value of these securities totaled
		$9,156	$13 or 0.01% of net assets.
			(c)	Security is Illiquid. At the end of the period, the value of these securities
REITS - 9.91%			totaled $13 or 0.01% of net assets.
CubeSmart	49,750	1,536
CYS Investments Inc	152,550	1,277
Equity One Inc	114,820	3,695
First Industrial Realty Trust Inc	124,600	3,466
Highwoods Properties Inc	60,330	3,186
Kite Realty Group Trust	66,710	1,870
Mack-Cali Realty Corp	85,040	2,296
Monmouth Real Estate Investment Corp	33,850	449

See accompanying notes.

Schedule of Investments
SmallCap Account
June 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.12%
Consumer, Non-cyclical	19.95%
Industrial	15.11%
Consumer, Cyclical	14.39%
Technology	11.55%
Utilities	4.47%
Energy	3.91%
Communications	3.02%
Investment Companies	2.35%
Basic Materials	0.62%
Other Assets and Liabilities	(0.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
June 30, 2016 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
BALANCED ACCOUNT
Class 1 shares
2016	(c)	$17.70	$0.18	$0.23	$0.41	$–	$–	$–
2015		19.26	0.33	(0.21)	0.12	(0.35)	(1.33)	(1.68)
2014		18.01	0.30	1.28	1.58	(0.33)	–	(0.33)
2013		15.35	0.27	2.69	2.96	(0.30)	–	(0.30)
2012		13.86	0.30	1.50	1.80	(0.31)	–	(0.31)
2011		13.62	0.27	0.29	0.56	(0.32)	–	(0.32)
BOND MARKET INDEX ACCOUNT
Class 1 shares
2016	(c)	10.20	0.10	0.43	0.53	–	–	–
2015		10.34	0.18	(0.17)	0.01	(0.15)	–	(0.15)
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)
2012	(f)	10.00	0.08	0.13	0.21	–	–	–
CORE PLUS BOND ACCOUNT(g)
Class 1 shares
2016	(c)	11.05	0.17	0.45	0.62	–	–	–
2015		11.46	0.32	(0.37)	(0.05)	(0.36)	–	(0.36)
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)
2011		10.61	0.44	0.31	0.75	(0.01)	–	(0.01)
Class 2 shares
2016	(c)	11.03	0.15	0.46	0.61	–	–	–
2015	(h)	11.62	0.19	(0.42)	(0.23)	(0.36)	–	(0.36)
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2016	(c)	14.11	(0.02)	0.61	0.59	–	–	–
2015		14.39	0.19	(0.17)	0.02	(0.14)	(0.16)	(0.30)
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)
2011		11.02	0.21	0.19	0.40	(0.12)	–	(0.12)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

$18.11	2.32	%(d)	$43,003	0.66	%(e)	–%		2.02	%(e)	116.1	%(e)
17.70	0.42		44,254	0.66		–		1.72		114.8
19.26	8.81		50,588	0.65		–		1.61		119.8
18.01	19.48		51,633	0.66		–		1.65		147.3
15.35	13.05		49,151	0.65		–		1.99		154.7
13.86	4.05		50,180	0.66		–		1.98		178.7

10.73	5.20	(d)	2,090,315	0.25	(e)	–		1.91	(e)	129.6	(e)
10.20	0.13		1,937,655	0.25		–		1.77		154.0
10.34	5.75		1,734,803	0.26		–		1.68		195.7
9.88	(2.56)		1,264,213	0.26		–		1.26		225.8
10.21	2.10	(d)	753,130	0.26	(e)	–		1.27	(e)	160.6	(e)

11.67	5.61	(d)	306,009	0.46	(e)	–		2.95	(e)	169.8	(e)
11.05	(0.48)		290,032	0.46		–		2.80		177.2
11.46	5.24		321,735	0.45		–		2.74		205.6
11.24	(0.86)		316,177	0.45		–		2.79		204.8
11.74	7.54		342,051	0.45		–		3.12		218.2
11.35	7.07		323,866	0.45		–		3.95		252.1

11.64	5.53	(d)	42	0.71	(e)	–		2.70	(e)	169.8	(e)
11.03	(2.03	) (d)	28	0.71	(e)	–		2.58	(e)	177.2	(e)

14.70	4.18	(d)	1,078,753	0.30 (e)	,(i)	0.30 (e)	(i),(j)	(0.30	) (e)	16.0	(e)
14.11	0.16		1,031,111	0.30	(i)	0.30 (i)	,(j)	1.29		14.3
14.39	7.41		1,011,106	0.30	(i)	0.30 (i)	,(j)	1.11		9.0
13.66	12.95		856,784	0.30	(i)	0.30 (i)	,(j)	1.16		10.1
12.28	9.71		581,734	0.30	(i)	0.30 (i)	,(j)	0.52		56.6
11.30	3.61		331,823	0.31	(i)	0.31 (i)	,(j)	1.86		17.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 15, 2012 date operations commenced, through December 31, 2012.
(g)	Effective May 1, 2016, Bond & Mortgage Securities Account changed its name to Core Plus Bond Account.
(h)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(i)	Does not include expenses of the investment companies in which the Account invests.
(j)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2016	(c)	$10.72	($0.02)	$0.45	$0.43	$–	$–	$–
2015		10.88	0.10	(0.09)	0.01	(0.09)	(0.08)	(0.17)
2014		10.18	0.27	0.43	0.70	–	–	–
2013	(h)	10.00	0.13	0.05	0.18	–	–	–
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2016	(c)	15.08	(0.02)	0.59	0.57	–	–	–
2015		15.40	0.21	(0.18)	0.03	(0.16)	(0.19)	(0.35)
2014		14.60	0.19	0.94	1.13	(0.14)	(0.19)	(0.33)
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)
2011		11.17	0.18	0.07	0.25	(0.09)	–	(0.09)
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2016	(c)	10.79	(0.02)	0.40	0.38	–	–	–
2015		10.99	0.09	(0.08)	0.01	(0.11)	(0.10)	(0.21)
2014		10.27	0.31	0.41	0.72	–	–	–
2013	(h)	10.00	0.26	0.01	0.27	–	–	–
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2016	(c)	11.87	(0.02)	0.56	0.54	–	–	–
2015		12.03	0.15	(0.12)	0.03	(0.10)	(0.09)	(0.19)
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)
2012	(j)	10.00	0.06	0.48	0.54	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
								(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross
Value, End	Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Net Assets		Income to Average Net Assets		Turnover Rate

$11.15	4.01	%(d)	$154,775	0.31%(e),(f),(g)		–%		(0.31	)%(e)	14.7	%(e)
10.72	0.01		138,384	0.31 (f)	,(g)	–		0.90		14.1
10.88	6.89		84,527	0.31 (f)	,(g)	–		2.54		8.1
10.18	1.80	(d)	887	0.31 (e)	,(f),(g)	–		7.97	(e)	6.6	(e)

15.65	3.78	(d)	3,399,672	0.30 (e)	,(g)	0.30 (e)	,(g),(i)	(0.30	) (e)	13.0	(e)
15.08	0.17		3,201,495	0.30	(g)	0.30 (g)	,(i)	1.37		10.7
15.40	7.83		2,880,722	0.30	(g)	0.30 (g)	,(i)	1.25		7.1
14.60	17.95		2,202,857	0.30	(g)	0.30 (g)	,(i)	1.49		7.7
12.54	11.63		1,218,171	0.30	(g)	0.30 (g)	,(i)	0.76		42.6
11.33	2.26		747,602	0.30	(g)	0.30 (g)	,(i)	1.58		15.6

11.17	3.52	(d)	287,472	0.30 (e)	,(f),(g)	–		(0.30	) (e)	12.5	(e)
10.79	0.06		252,611	0.30 (f)	,(g)	–		0.82		11.5
10.99	7.06		151,672	0.31 (f)	,(g)	–		2.92		8.0
10.27	2.70	(d)	3,988	0.31 (e)	,(f),(g)	–		15.10	(e)	127.3	(e)

12.41	4.55	(d)	228,104	0.30 (e)	,(g)	0.30 (e)	,(g),(i)	(0.30	) (e)	18.8	(e)
11.87	0.16		198,762	0.30	(g)	0.30 (g)	,(i)	1.25		20.1
12.03	6.89		168,562	0.31	(g)	0.31 (g)	,(i)	1.06		18.7
11.38	8.14		112,037	0.31	(g)	0.31 (g)	,(i)	0.96		27.0
10.54	5.40	(d)	54,787	0.31 (e)	,(g)	0.32 (e)	,(g),(i)	0.87	(e)	12.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.
(i)	Excludes expense reimbursement from Manager.
(j)	Period from May 15, 2012 date operations commenced, through December 31, 2012.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2016	(c)	$13.68	$0.18	($0.51)	($0.33)	$–	$–	$13.35
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	(0.37)	13.68
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	(0.33)	14.08
2013		12.89	0.24	2.09	2.33	(0.35)	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	(0.02)	11.12
Class 2 shares
2016	(c)	13.78	0.17	(0.51)	(0.34)	–	–	13.44
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	(0.33)	13.78
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	(0.29)	14.19
2013		12.96	0.22	2.10	2.32	(0.31)	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	(0.02)	11.18
EQUITY INCOME ACCOUNT
Class 1 shares
2016	(c)	21.67	0.28	1.37	1.65	–	–	23.32
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	(0.57)	21.67
2014		21.00	0.57	2.09	2.66	(0.54)	(0.54)	23.12
2013		17.03	0.54	4.04	4.58	(0.61)	(0.61)	21.00
2012		15.53	0.54	1.47	2.01	(0.51)	(0.51)	17.03
2011		14.80	0.50	0.30	0.80	(0.07)	(0.07)	15.53
Class 2 shares
2016	(c)	21.52	0.25	1.36	1.61	–	–	23.13
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	(0.51)	21.52
2014		20.87	0.51	2.07	2.58	(0.49)	(0.49)	22.96
2013		16.92	0.49	4.02	4.51	(0.56)	(0.56)	20.87
2012		15.43	0.49	1.46	1.95	(0.46)	(0.46)	16.92
2011		14.74	0.45	0.31	0.76	(0.07)	(0.07)	15.43

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses				Portfolio
Total		Period (in	to Average Net		Ratio of Net Investment		Turnover
Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

(2.41	)%(d)	$251,427	0.89	%(e)	2.79	%(e)	57.2	%(e)
(0.35)		273,300	0.88		1.80		48.2
(3.21)		429,194	0.86		1.64		62.1
18.40		501,094	0.87		1.78		79.5
18.44		464,751	0.87		2.23		76.0
(11.17)		428,532	0.89		2.17		68.5

(2.47	) (d)	1,325	1.14	(e)	2.56	(e)	57.2	(e)
(0.65)		1,360	1.13		1.47		48.2
(3.41)		1,266	1.11		1.38		62.1
18.18		1,458	1.12		1.61		79.5
18.01		1,643	1.12		1.95		76.0
(11.36)		1,952	1.14		1.91		68.5

7.61	(d)	517,419	0.50	(e)	2.56	(e)	16.7	(e)
(3.93)		513,126	0.49		2.54		10.7
12.80		599,407	0.48		2.57		11.6
27.30		630,542	0.48		2.83		18.0
13.01		578,099	0.49		3.26		20.8
5.44		624,366	0.48		3.28		19.9

7.48	(d)	23,603	0.75	(e)	2.31	(e)	16.7	(e)
(4.15)		23,215	0.74		2.29		10.7
12.46		25,491	0.73		2.32		11.6
27.02		24,810	0.73		2.58		18.0
12.72		22,844	0.74		3.01		20.8
5.17		25,498	0.73		3.00		19.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2016	(c)	$10.16	$0.16	$0.19	$0.35	$–	$–	$–
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)
Class 2 shares
2016	(c)	10.17	0.15	0.18	0.33	–	–	–
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)
INCOME ACCOUNT
Class 1 shares
2016	(c)	10.24	0.20	0.43	0.63	–	–	–
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)
Class 2 shares
2016	(c)	10.20	0.18	0.43	0.61	–	–	–
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$10.51	3.44	%(d)	$260,522	0.51	%(e)	3.16	%(e)	27.3	%(e)
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4
10.90	6.23		453,864	0.51		3.42		83.8

10.50	3.24	(d)	2,856	0.76	(e)	2.93	(e)	27.3	(e)
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4
10.90	5.90		1,215	0.76		3.17		83.8

10.87	6.15	(d)	237,371	0.51	(e)	3.77	(e)	6.6	(e)
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7
10.71	6.25		239,939	0.50		5.36		17.8

10.81	5.98	(d)	3,218	0.76	(e)	3.51	(e)	6.6	(e)
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7
10.66	6.05		4,360	0.75		5.11		17.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2016	(c)	$12.88	$0.10	$0.55	$0.65	$–	$–	$–
2015		15.21	0.17	(2.25)	(2.08)	(0.25)	–	(0.25)
2014		15.94	0.20	(0.78)	(0.58)	(0.15)	–	(0.15)
2013		17.14	0.19	(1.07)	(0.88)	(0.32)	–	(0.32)
2012		14.38	0.22	2.75	2.97	(0.21)	–	(0.21)
2011		17.51	0.23	(3.35)	(3.12)	(0.01)	–	(0.01)
Class 2 shares
2016	(c)	12.86	0.10	0.54	0.64	–	–	–
2015	(g)	16.74	0.08	(3.71)	(3.63)	(0.25)	–	(0.25)
LARGECAP GROWTH ACCOUNT
Class 1 shares
2016	(c)	25.79	0.06	(1.53)	(1.47)	–	–	–
2015		24.60	0.06	1.17	1.23	(0.04)	–	(0.04)
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
2012		14.48	0.12	2.32	2.44	(0.05)	–	(0.05)
2011		15.12	0.05	(0.69)	(0.64)	–	–	–
Class 2 shares
2016	(c)	25.69	0.03	(1.52)	(1.49)	–	–	–
2015		24.53	–	1.16	1.16	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
2012		14.43	0.08	2.32	2.40	–	–	–
2011		15.11	0.01	(0.69)	(0.68)	–	–	–
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2016	(c)	26.33	0.01	(0.83)	(0.82)	–	–	–
2015		28.70	0.02	2.26	2.28	(0.07)	(4.58)	(4.65)
2014		32.58	0.03	2.46	2.49	(0.04)	(6.33)	(6.37)
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)
2012		21.30	0.10	3.39	3.49	(0.02)	–	(0.02)
2011		21.37	0.02	(0.09)	(0.07)	–	–	–
Class 2 shares
2016	(c)	26.29	(0.02)	(0.82)	(0.84)	–	–	–
2015	(g)	30.30	(0.03)	0.67	0.64	(0.07)	(4.58)	(4.65)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses				Portfolio
Value, End			Period (in	to Average Net		Ratio of Net Investment		Turnover
of Period	Total Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

$13.53	5.05%(d),(e)		$87,175	1.39	%(f)	1.59	%(f)	136.1	%(f)
12.88	(13.81)		85,434	1.37		1.18		97.3
15.21	(3.75)		103,091	1.38		1.28		106.9
15.94	(5.03)		113,305	1.39		1.19		118.2
17.14	20.80		152,545	1.34		1.40		97.4
14.38	(17.84)		143,811	1.40		1.37		86.8

13.50	4.98 (d)	,(e)	70	1.64	(f)	1.64	(f)	136.1	(f)
12.86	(21.81	) (d)	41	1.62	(f)	0.90	(f)	97.3	(f)

24.32	(5.70	) (d)	101,343	0.69	(f)	0.50	(f)	72.9	(f)
25.79	4.98		118,385	0.69		0.23		47.1
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1
16.87	16.85		210,351	0.69		0.73		62.6
14.48	(4.23)		181,559	0.69		0.31		56.6

24.20	(5.80	) (d)	1,117	0.94	(f)	0.24	(f)	72.9	(f)
25.69	4.73		1,090	0.94		(0.01)		47.1
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(h)	712	0.94		0.10		70.1
16.83	16.56	(h)	604	0.94		0.47		62.6
14.43	(4.50)		561	0.94		0.05		56.6

25.51	(3.11	) (d)	240,573	0.76 (f)	,(i)	0.10	(f)	36.9	(f)
26.33	7.77		252,386	0.76	(i)	0.07		38.6
28.70	8.61		239,629	0.76	(i)	0.11		38.9
32.58	36.14		260,034	0.75	(i)	0.12		36.9
24.77	16.38		240,585	0.76	(i)	0.42		36.9
21.30	(0.33)		228,749	0.76	(i)	0.07		46.1

25.45	(3.20	) (d)	509	1.01 (f)	,(i)	(0.15	) (f)	36.9	(f)
26.29	1.94	(d)	501	1.01 (f)	,(i)	(0.19	) (f)	38.6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f)	Computed on an annualized basis.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2016	(c)	$14.41	$0.14	$0.39	$0.53	$–	$–	$–
2015		14.63	0.27	(0.09)	0.18	(0.22)	(0.18)	(0.40)
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)
2011		8.91	0.16	(0.01)	0.15	–	–	–
Class 2 shares
2016	(c)	14.39	0.12	0.39	0.51	–	–	–
2015	(f)	15.07	0.17	(0.45)	(0.28)	(0.22)	(0.18)	(0.40)
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2016	(c)	11.27	0.09	0.26	0.35	–	–	–
2015		11.22	0.16	(0.07)	0.09	–	(0.04)	(0.04)
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)
2013	(h)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)
LARGECAP VALUE ACCOUNT
Class 1 shares
2016	(c)	29.19	0.30	0.02	0.32	–	–	–
2015		33.80	0.53	(0.80)	(0.27)	(0.53)	(3.81)	(4.34)
2014		36.13	0.51	3.19	3.70	(0.80)	(5.23)	(6.03)
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)
2011		23.92	0.33	(0.05)	0.28	–	–	–
Class 2 shares
2016	(c)	29.14	0.27	0.01	0.28	–	–	–
2015	(f)	34.24	0.31	(1.07)	(0.76)	(0.53)	(3.81)	(4.34)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$14.94	3.68	%(d)	$2,157,547	0.25	%(e)	1.96	%(e)	5.5	%(e)
14.41	1.14		2,033,459	0.25		1.82		6.3
14.63	13.29		1,863,035	0.25		1.74		2.8
13.38	32.04		1,490,352	0.25		1.81		7.4
10.34	15.50		916,593	0.26		2.02		3.3
9.06	1.73		593,337	0.26		1.80		7.9

14.90	3.54	(d)	216	0.50	(e)	1.70	(e)	5.5	(e)
14.39	(1.95	) (d)	161	0.50	(e)	1.78	(e)	6.3	(e)

11.62	3.11	(d)	183,298	0.46 (e)	,(g)	1.62	(e)	7.2	(e)
11.27	0.83		161,654	0.47	(g)	1.46		5.5
11.22	11.77		97,236	0.49	(g)	1.29		24.6
10.46	4.85	(d)	7,339	0.49 (e)	,(g)	1.82	(e)	74.7	(e)

29.51	1.10	(d)	138,238	0.61	(e)	2.15	(e)	94.4	(e)
29.19	(1.09)		153,060	0.61		1.66		81.3
33.80	11.17		170,673	0.61		1.45		104.3
36.13	30.83		167,702	0.61		1.64		140.8
28.33	18.58		222,357	0.61		2.09		115.0
24.20	1.17		199,660	0.61		1.37		113.9

29.42	0.96	(d)	25	0.86	(e)	1.89	(e)	94.4	(e)
29.14	(2.52	) (d)	20	0.86	(e)	1.56	(e)	81.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
MIDCAP ACCOUNT
Class 1 shares
2016	(c)	$55.24	$0.05	$2.31	$2.36	$–	$–	$–
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)
Class 2 shares
2016	(c)	54.97	(0.02)	2.30	2.28	–	–	–
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)
MULTI-ASSET INCOME ACCOUNT
Class 1 shares
2016	(c)	9.72	0.21	0.28	0.49	–	–	–
2015	(g)	10.00	0.24	(0.52)	(0.28)	–	–	–
Class 2 shares
2016	(c)	9.71	0.20	0.28	0.48	–	–	–
2015	(g)	10.00	0.23	(0.52)	(0.29)	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$57.60	4.27	%(d)	$599,827	0.54	%(e)	0.19	%(e)	14.6	%(e)
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4
47.20	19.44		560,842	0.55		1.03		21.5
40.51	8.29		531,255	0.55		0.57		28.9

57.25	4.15	(d)	14,568	0.79	(e)	(0.06	) (e)	14.6	(e)
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4
47.06	19.16		12,179	0.80		0.79		21.5
40.39	8.00		11,226	0.80		0.32		28.9

10.21	5.04	(d)	10	0.08 (e)	,(f)	4.40	(e)	0.0	(e)
9.72	(2.80	) (d)	10	0.08 (e)	,(f)	5.67	(e)	0.0	(e)

10.19	4.94	(d)	10	0.33 (e)	,(f)	4.14	(e)	0.0	(e)
9.71	(2.90	) (d)	10	0.33 (e)	,(f)	5.41	(e)	0.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from July 28, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2016	(c)	$22.35	$0.14	$0.44	$0.58	$–	$–	$–
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)
Class 2 shares
2016	(c)	22.14	0.11	0.44	0.55	–	–	–
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2016	(c)	12.18	0.03	0.36	0.39	–	–	–
2015		12.60	0.25	(0.39)	(0.14)	(0.28)	–	(0.28)
2014		12.29	0.25	0.34	0.59	(0.28)	–	(0.28)
2013		11.36	0.27	0.94	1.21	(0.28)	–	(0.28)
2012		10.36	0.26	0.95	1.21	(0.21)	–	(0.21)
2011		10.49	0.19	(0.03)	0.16	(0.29)	–	(0.29)
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2016	(c)	12.64	0.03	0.31	0.34	–	–	–
2015		13.77	0.24	(0.37)	(0.13)	(0.36)	(0.64)	(1.00)
2014		13.62	0.33	0.44	0.77	(0.33)	(0.29)	(0.62)
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)
2012		10.64	0.26	1.30	1.56	(0.20)	–	(0.20)
2011		11.02	0.19	(0.29)	(0.10)	(0.28)	–	(0.28)
Class 2 shares
2016	(c)	12.61	0.01	0.32	0.33	–	–	–
2015	(h)	14.26	0.27	(0.92)	(0.65)	(0.36)	(0.64)	(1.00)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$22.93	2.60	%(d)	$148,937	0.63	%(e)	1.24	%(e)	44.8	%(e)
22.35	2.18		154,732	0.64		1.33		22.1	(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7
23.75	13.83		145,393	0.64		1.51		6.2
21.36	0.13		142,828	0.64		1.09		10.3

22.69	2.48	(d)	7,804	0.88	(e)	0.99	(e)	44.8	(e)
22.14	1.94		7,517	0.89		1.05		22.1	(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7
23.62	13.57		5,238	0.89		1.26		6.2
21.23	(0.15)		5,472	0.89		0.83		10.3

12.57	3.20	(d)	42,730	0.02 (e)	,(g)	0.49	(e)	32.5	(e)
12.18	(1.17)		41,132	0.04	(g)	2.00		24.6
12.60	4.81		47,312	0.04	(g)	2.02		41.3
12.29	10.81		48,775	0.04	(g)	2.25		36.5
11.36	11.79		47,361	0.06	(g)	2.39		28.3
10.36	1.44		47,435	0.04	(g)	1.79		24.3

12.98	2.69	(d)	190,993	0.01 (e)	,(g)	0.45	(e)	17.9	(e)
12.64	(1.13)		190,987	0.03	(g)	1.79		27.6
13.77	5.75		211,470	0.03	(g)	2.40		31.9
13.62	15.97		227,985	0.03	(g)	2.35		49.6
12.00	14.76		208,355	0.04	(g)	2.28		24.4
10.64	(1.07)		192,409	0.04	(g)	1.74		8.9

12.94	2.62	(d)	25	0.26 (e)	,(g)	0.21	(e)	17.9	(e)
12.61	(4.74	) (d)	25	0.28 (e)	,(g)	3.11	(e)	27.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2016	(c)	$11.45	$0.02	$0.21	$0.23	$–	$–	$–
2015		12.34	0.20	(0.30)	(0.10)	(0.32)	(0.47)	(0.79)
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)
2012		10.64	0.25	1.40	1.65	(0.19)	–	(0.19)
2011		11.09	0.19	(0.42)	(0.23)	(0.22)	–	(0.22)
Class 2 shares
2016	(c)	11.43	–	0.21	0.21	–	–	–
2015	(g)	12.85	0.25	(0.88)	(0.63)	(0.32)	(0.47)	(0.79)
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2016	(c)	13.53	0.01	0.12	0.13	–	–	–
2015		14.50	0.22	(0.31)	(0.09)	(0.36)	(0.52)	(0.88)
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)
2012		10.78	0.23	1.56	1.79	(0.18)	–	(0.18)
2011		11.31	0.19	(0.54)	(0.35)	(0.18)	–	(0.18)
Class 2 shares
2016	(c)	13.51	(0.01)	0.12	0.11	–	–	–
2015	(g)	15.14	0.18	(0.93)	(0.75)	(0.36)	(0.52)	(0.88)
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2016	(c)	13.07	0.01	0.07	0.08	–	–	–
2015		14.18	0.20	(0.26)	(0.06)	(0.38)	(0.67)	(1.05)
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)
2012		10.64	0.24	1.57	1.81	(0.17)	–	(0.17)
2011		11.24	0.18	(0.61)	(0.43)	(0.17)	–	(0.17)
Class 2 shares
2016	(c)	13.05	(0.01)	0.07	0.06	–	–	–
2015	(g)	14.84	0.18	(0.92)	(0.74)	(0.38)	(0.67)	(1.05)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$11.68	2.01	%(d)	$119,940	0.02%(e),(f)		0.32	%(e)	23.4	%(e)
11.45	(1.05)		116,691	0.04	(f)	1.67		31.3
12.34	6.06		116,965	0.04	(f)	2.67		23.9
14.05	18.96		108,794	0.04	(f)	2.43		58.6
12.10	15.58		92,672	0.05	(f)	2.20		18.5
10.64	(2.22)		79,646	0.04	(f)	1.70		13.2

11.64	1.84	(d)	42	0.27 (e)	,(f)	0.09	(e)	23.4	(e)
11.43	(5.14	) (d)	26	0.29 (e)	,(f)	3.22	(e)	31.3	(e)

13.66	0.96	(d)	46,046	0.02 (e)	,(f)	0.16	(e)	35.7	(e)
13.53	(0.85)		45,261	0.04	(f)	1.52		24.2
14.50	6.21		42,304	0.05	(f)	2.83		21.1
14.94	22.42		36,934	0.05	(f)	2.55		67.2
12.39	16.71		25,647	0.08	(f)	1.98		30.1
10.78	(3.18)		22,110	0.05	(f)	1.67		13.7

13.62	0.81	(d)	21	0.27 (e)	,(f)	(0.09	) (e)	35.7	(e)
13.51	(5.18	) (d)	10	0.29 (e)	,(f)	1.97	(e)	24.2	(e)

13.15	0.61	(d)	23,037	0.03 (e)	,(f)	0.15	(e)	30.6	(e)
13.07	(0.69)		23,502	0.05	(f)	1.46		26.6
14.18	6.21		21,796	0.06	(f)	2.70		28.5
14.96	23.72		22,002	0.06	(f)	2.48		68.0
12.28	17.07		16,352	0.11	(f)	2.01		17.7
10.64	(3.94)		12,822	0.07	(f)	1.58		19.7

13.11	0.46	(d)	35	0.28 (e)	,(f)	(0.10	) (e)	30.6	(e)
13.05	(5.25	) (d)	35	0.30 (e)	,(f)	2.03	(e)	26.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2016	(c)	$11.75	$–	$0.05	$0.05	$–	$–	$–
2015		12.19	0.20	(0.28)	(0.08)	(0.15)	(0.21)	(0.36)
2014		11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)
2013	(h)	10.00	0.38	1.20	1.58	–	–	–
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2016	(c)	11.15	0.03	0.40	0.43	–	–	–
2015		11.51	0.25	(0.35)	(0.10)	(0.26)	–	(0.26)
2014		11.29	0.23	0.29	0.52	(0.30)	–	(0.30)
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)
2012		10.25	0.30	0.68	0.98	(0.19)	–	(0.19)
2011		10.22	0.20	0.16	0.36	(0.33)	–	(0.33)
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2016	(c)	22.20	0.24	2.28	2.52	–	–	–
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
2011		13.21	0.10	1.08	1.18	–	–	–
Class 2 shares
2016	(c)	22.29	0.21	2.28	2.49	–	–	–
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)
2011		13.30	0.06	1.10	1.16	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

$11.80	0.43	%(d)	$2,487	0.11%(e),(f),(g)		0.08	%(e)	35.3	%(e)
11.75	(0.75)		2,097	0.13 (f)	,(g)	1.65		30.3
12.19	5.58		825	0.13 (f)	,(g)	3.28		43.2
11.58	15.80	(d)	28	0.13 (e)	,(f),(g)	5.31	(e)	79.4	(e)

11.58	3.86	(d)	25,532	0.03 (e)	,(g)	0.56	(e)	25.8	(e)
11.15	(0.95)		24,452	0.05	(g)	2.21		24.4
11.51	4.57		30,016	0.05	(g)	2.01		39.8
11.29	5.11		31,164	0.05	(g)	2.35		25.1
11.04	9.65		32,756	0.07	(g)	2.79		34.0
10.25	3.52		29,574	0.05	(g)	1.96		19.3

24.72	11.35	(d)	172,938	0.89	(e)	2.14	(e)	37.0	(e)
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1
14.39	8.93		140,316	0.90		0.71		22.4

24.78	11.17	(d)	2,190	1.14	(e)	1.92	(e)	37.0	(e)
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1
14.46	8.72		287	1.15		0.42		22.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2013 date operations commenced, through December 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM BALANCED PORTFOLIO
Class 1 shares
2016	(c)	$14.69	$0.02	$0.42	$0.44	$–	$–	$–
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)
Class 2 shares
2016	(c)	14.55	–	0.42	0.42	–	–	–
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2016	(c)	11.52	0.03	0.38	0.41	–	–	–
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)
Class 2 shares
2016	(c)	11.41	0.01	0.38	0.39	–	–	–
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$15.13	3.00	%(d)	$702,457	0.23%(e),(f)		0.26	%(e)	20.5	%(e)
14.69	(0.81)		732,937	0.23	(f)	1.88		26.1
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1
14.76	0.99		781,873	0.23	(f)	0.68		14.2

14.97	2.89	(d)	97,278	0.48 (e)	,(f)	0.01	(e)	20.5	(e)
14.55	(1.08)		96,511	0.48	(f)	1.66		26.1
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1
14.66	0.73		94,487	0.48	(f)	0.43		14.2

11.93	3.56	(d)	191,081	0.23 (e)	,(f)	0.51	(e)	26.0	(e)
11.52	(0.78)		193,585	0.23	(f)	2.38		28.2
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7
11.47	2.29		177,476	0.24	(f)	0.86		20.8

11.80	3.42	(d)	17,717	0.48 (e)	,(f)	0.26	(e)	26.0	(e)
11.41	(0.93)		17,774	0.48	(f)	2.19		28.2
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7
11.38	1.97		15,465	0.49	(f)	0.60		20.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2016	(c)	$17.22	$–	$0.39	$0.39	$–	$–	$–
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)
Class 2 shares
2016	(c)	17.02	(0.02)	0.39	0.37	–	–	–
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2016	(c)	12.27	0.06	0.54	0.60	–	–	–
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)
Class 2 shares
2016	(c)	12.17	0.04	0.54	0.58	–	–	–
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$17.61	2.26	%(d)	$190,635	0.23%(e),(f)		(0.01	)%(e)	30.3	%(e)
17.22	(1.09)		193,966	0.23	(f)	1.40		29.1
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5
14.99	(0.45)		132,387	0.24	(f)	0.45		24.2

17.39	2.17	(d)	105,047	0.48 (e)	,(f)	(0.26	) (e)	30.3	(e)
17.02	(1.34)		103,771	0.48	(f)	1.17		29.1
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5
14.87	(0.63)		78,247	0.49	(f)	0.20		24.2

12.87	4.89	(d)	196,851	0.23 (e)	,(f)	0.95	(e)	18.8	(e)
12.27	(1.31)		200,828	0.23	(f)	3.05		25.2
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7
12.42	3.39		187,458	0.24	(f)	1.22		20.6

12.75	4.77	(d)	20,754	0.48 (e)	,(f)	0.69	(e)	18.8	(e)
12.17	(1.55)		21,108	0.48	(f)	2.85		25.2
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7
12.34	3.13		18,382	0.49	(f)	0.96		20.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2016	(c)	$18.70	($0.01)	$0.29	$0.28	$–	$–	$–
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)
Class 2 shares
2016	(c)	18.50	(0.03)	0.29	0.26	–	–	–
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2016	(c)	2.54	0.02	0.03	0.05	–	–	–
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
2011		2.51	0.06	(0.03)	0.03	–	–	–
Class 2 shares
2016	(c)	2.53	0.02	0.03	0.05	–	–	–
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)
2011		2.51	0.05	(0.03)	0.02	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$18.98	1.50	%(d)	$140,323	0.23%(e),(f)		(0.08	)%(e)	31.4	%(e)
18.70	(1.62)		142,227	0.23	(f)	1.45		37.9
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9
16.26	(1.90)		83,738	0.24	(f)	0.25		23.3

18.76	1.41	(d)	97,902	0.48 (e)	,(f)	(0.33	) (e)	31.4	(e)
18.50	(1.87)		95,775	0.48	(f)	1.19		37.9
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9
16.15	(2.12)		64,907	0.49	(f)	(0.01)		23.3

2.59	1.97	(d)	165,705	0.50 (e)	,(g)	1.92	(e)	49.6	(e)
2.54	0.71		160,833	0.49	(g)	1.63		57.0
2.59	1.73		267,674	0.49	(g)	1.74		54.3
2.59	1.14		256,561	0.48	(g)	1.65		54.7
2.61	5.00		262,427	0.49	(g)	1.95		59.1
2.54	1.37		228,351	0.49	(g)	2.35		55.1

2.58	1.98	(d)	2,443	0.75 (e)	,(g)	1.67	(e)	49.6	(e)
2.53	0.59		1,485	0.74	(g)	1.39		57.0
2.58	1.02		913	0.74	(g)	1.49		54.3
2.59	1.25		838	0.73	(g)	1.40		54.7
2.60	4.67		1,269	0.74	(g)	1.72		59.1
2.53	0.95		1,516	0.74	(g)	2.11		55.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SMALLCAP ACCOUNT(c)
Class 1 shares
2016	(d)	$13.55	$0.09	$0.12	$0.21	$–	$–	$–
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
2011		8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)
Class 2 shares
2016	(d)	13.52	0.07	0.13	0.20	–	–	–
2015	(g)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$13.76	1.55	%(e)	$192,392	0.83	%(f)	1.36	%(f)	63.1	%(f)
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5
8.16	(1.47)		47,155	0.88		(0.09)		69.1

13.72	1.48	(e)	4,705	1.08	(f)	1.08	(f)	63.1	(f)
13.52	(3.76	) (e)	4,523	1.08	(f)	0.13	(f)	63.3	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(d)	Six months ended June 30, 2016.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,023.16	$3.32	0.66%
Hypothetical	1,000.00	1,021.58	3.32	0.66

Bond Market Index Account Class 1
Actual	1,000.00	1,051.96	1.28	0.25
Hypothetical	1,000.00	1,023.62	1.26	0.25

Core Plus Bond Account Class 1
Actual	1,000.00	1,056.11	2.35	0.46
Hypothetical	1,000.00	1,022.58	2.31	0.46

Core Plus Bond Account Class 2
Actual	1,000.00	1,055.30	3.63	0.71
Hypothetical	1,000.00	1,021.33	3.57	0.71

Diversified Balanced Account Class 2
Actual	1,000.00	1,041.81	1.52	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,040.11	1.57	0.31
Hypothetical	1,000.00	1,023.32	1.56	0.31

Diversified Growth Account Class 2
Actual	1,000.00	1,037.80	1.52	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio

Diversified Growth Managed Volatility Account Class 2
Actual	$1,000.00	$1,035.22	$1.52	0.30%
Hypothetical	1,000.00	1,023.37	1.51	0.30

Diversified Income Account Class 2
Actual	1,000.00	1,045.49	1.53	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30

Diversified International Account Class 1
Actual	1,000.00	975.88	4.37	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

Diversified International Account Class 2
Actual	1,000.00	975.33	5.60	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

Equity Income Account Class 1
Actual	1,000.00	1,076.14	2.58	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Equity Income Account Class 2
Actual	1,000.00	1,074.81	3.87	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,034.45	2.58	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,032.45	3.84	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

Income Account Class 1
Actual	1,000.00	1,061.52	2.61	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Income Account Class 2
Actual	1,000.00	1,059.80	3.89	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	1,050.47	7.09	1.39
Hypothetical	1,000.00	1,017.95	6.97	1.39

International Emerging Markets Account Class 2
Actual	1,000.00	1,049.77	8.36	1.64
Hypothetical	1,000.00	1,016.71	8.22	1.64

LargeCap Growth Account I Class 1
Actual	1,000.00	968.86	3.72	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

LargeCap Growth Account I Class 2
Actual	1,000.00	968.05	4.94	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01

LargeCap Growth Account Class 1
Actual	1,000.00	943.00	3.33	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	942.00	4.54	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,036.78	1.27	0.25
Hypothetical	1,000.00	1,023.62	1.26	0.25

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual	$1,000.00	$1,035.44	$2.53	0.50%
Hypothetical	1,000.00	1,022.38	2.51	0.50

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,031.06	2.32	0.46
Hypothetical	1,000.00	1,022.58	2.31	0.46

LargeCap Value Account Class 1
Actual	1,000.00	1,010.96	3.05	0.61
Hypothetical	1,000.00	1,021.83	3.07	0.61

LargeCap Value Account Class 2
Actual	1,000.00	1,009.61	4.30	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86

MidCap Account Class 1
Actual	1,000.00	1,042.72	2.74	0.54
Hypothetical	1,000.00	1,022.18	2.72	0.54

MidCap Account Class 2
Actual	1,000.00	1,041.48	4.01	0.79
Hypothetical	1,000.00	1,020.93	3.97	0.79

Multi-Asset Income Account Class 1
Actual	1,000.00	1,050.41	0.41	0.08
Hypothetical	1,000.00	1,024.47	0.40	0.08

Multi-Asset Income Account Class 2
Actual	1,000.00	1,049.43	1.68	0.33
Hypothetical	1,000.00	1,023.22	1.66	0.33

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,025.95	3.17	0.63
Hypothetical	1,000.00	1,021.73	3.17	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,024.84	4.43	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,032.02	0.10	0.02
Hypothetical	1,000.00	1,024.76	0.10	0.02

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,026.90	0.05	0.01
Hypothetical	1,000.00	1,024.81	0.05	0.01

Principal LifeTime 2020 Account Class 2
Actual	1,000.00	1,026.17	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,020.09	0.10	0.02
Hypothetical	1,000.00	1,024.76	0.10	0.02

Principal LifeTime 2030 Account Class 2
Actual	1,000.00	1,018.37	1.35	0.27
Hypothetical	1,000.00	1,023.52	1.36	0.27

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,009.61	0.10	0.02
Hypothetical	1,000.00	1,024.76	0.10	0.02

Principal LifeTime 2040 Account Class 2
Actual	1,000.00	1,008.14	1.35	0.27
Hypothetical	1,000.00	1,023.52	1.36	0.27

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio
Principal LifeTime 2050 Account Class 1
Actual	$1,000.00	$1,006.12	$0.15	0.03%
Hypothetical	1,000.00	1,024.71	0.15	0.03

Principal LifeTime 2050 Account Class 2
Actual	1,000.00	1,004.60	1.40	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,004.26	0.55	0.11
Hypothetical	1,000.00	1,024.32	0.55	0.11

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,038.57	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03

Real Estate Securities Account Class 1
Actual	1,000.00	1,113.51	4.68	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,111.71	5.99	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,029.95	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,028.87	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,035.59	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,034.18	2.43	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,022.65	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,021.74	2.41	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,048.90	1.17	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,047.66	2.44	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,014.97	1.15	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,014.05	2.40	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,019.69	2.51	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,019.76	3.77	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio

SmallCap Account Class 1
Actual	$1,000.00	$1,015.50	$4.16	0.83%
Hypothetical	1,000.00	1,020.74	4.17	0.83

SmallCap Account Class 2
Actual	1,000.00	1,014.79	5.41	1.08
Hypothetical	1,000.00	1,019.49	5.42	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Investment Management
Committee	(New York Life Insurance
1959	Company)

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel, PFD (2009-2013)
Assistant Counsel and Assistant	Counsel, PLIC
Secretary	Counsel, the Manager (2009-2013, 2014 - present)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Chief Financial Officer, PFA (2010-2015)
Chief Financial Officer	Senior Vice President, PFD since 2015
Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Senior Vice President, the Manager since 2015
Chief Financial Officer, the Manager (2010-2015)
Director, the Manager since 2015
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2015
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC
1960	Senior Vice President, the Manager
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, the Manager since 2016
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, the Manager since 2015
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teri R. Root	Vice President and Chief Compliance Officer, the Manager since 2015
Deputy Chief Compliance Officer	Compliance Officer, the Manager (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, the Manager (2003-2013)
Assistant Vice President/Treasury, the Manager since 2013
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, the Manager (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2016, and the Statement of Additional Information dated May 1, 2016. These documents may be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$234,096	$339,758	$258,622
Assets
Investment in securities--at value	$251,230	$539,727	$260,938
Cash	–	–	3
Receivables:
Dividends and interest	1,318	1,442	1,480
Fund shares sold	242	84	82
Investment securities sold	1,957	3,137	1,253
Total Assets	254,747	544,390	263,756
Liabilities
Accrued management and investment advisory fees	179	219	111
Accrued distribution fees	–	5	1
Accrued directors' expenses	2	2	2
Accrued other expenses	42	11	5
Cash overdraft	64	–	–
Payables:
Deferred foreign tax	26	–	–
Fund shares redeemed	302	3,131	259
Investment securities purchased	1,380	–	–
Total Liabilities	1,995	3,368	378
Net Assets Applicable to Outstanding Shares	$252,752	$541,022	$263,378

Net Assets Consist of:
Capital shares and additional paid-in-capital	$326,871	$281,993	$270,204
Accumulated undistributed (overdistributed) net investment income (loss)	9,109	24,399	13,560
Accumulated undistributed (overdistributed) net realized gain (loss)	(100,239)	34,661	(22,702)
Net unrealized appreciation (depreciation) of investments	17,108	199,969	2,316
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(97)	–	–
Total Net Assets	$252,752	$541,022	$263,378
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$251,427	$517,419	$260,522
Shares issued and outstanding	18,828	22,184	24,782
Net Asset Value per share	$13.35	$23.32	$10.51
Class 2: Net Assets	$1,325	$23,603	$2,856
Shares issued and outstanding	99	1,020	272
Net Asset Value per share	$13.44	$23.13	$10.50

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

		LargeCap
Amounts in thousands, except per share amounts	Income Account	Growth Account	MidCap Account
Investment in securities--at cost	$226,279	$88,551	$430,989
Assets
Investment in securities--at value	$237,693	$102,567	$613,281
Cash	171	–	275
Receivables:
Dividends and interest	2,350	50	281
Fund shares sold	5	63	192
Investment securities sold	833	–	2,990
Total Assets	241,052	102,680	617,019
Liabilities
Accrued management and investment advisory fees	101	58	268
Accrued distribution fees	1	–	3
Accrued directors' expenses	2	2	4
Accrued other expenses	4	4	5
Payables:
Fund shares redeemed	355	55	901
Investment securities purchased	–	101	1,443
Total Liabilities	463	220	2,624
Net Assets Applicable to Outstanding Shares	$240,589	$102,460	$614,395

Net Assets Consist of:
Capital shares and additional paid-in-capital	$216,534	$93,741	$312,792
Accumulated undistributed (overdistributed) net investment income (loss)	14,018	553	3,984
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,377)	(5,850)	115,327
Net unrealized appreciation (depreciation) of investments	11,414	14,016	182,292
Total Net Assets	$240,589	$102,460	$614,395
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$237,371	$101,343	$599,827
Shares issued and outstanding	21,842	4,167	10,413
Net Asset Value per share	$10.87	$24.32	$57.60
Class 2: Net Assets	$3,218	$1,117	$14,568
Shares issued and outstanding	298	46	254
Net Asset Value per share	$10.81	$24.20	$57.25

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	Principal Capital	Real Estate	SAM
	Appreciation	Securities	Balanced
Amounts in thousands, except per share amounts	Account	Account	Portfolio
Investment in securities--at cost	$118,265	$122,372	$2,117
Investment in affiliated Accounts--at cost	$–	$–	$722,380
Assets
Investment in securities--at value	$156,330	$174,465	$2,117
Investment in affiliated Accounts--at value	–	–	799,841
Receivables:
Dividends and interest	186	549	533
Fund shares sold	58	267	208
Investment securities sold	1,231	–	1,187
Total Assets	157,805	175,281	803,886
Liabilities
Accrued management and investment advisory fees	80	120	150
Accrued distribution fees	2	–	20
Accrued directors' expenses	2	2	4
Accrued other expenses	8	4	4
Payables:
Fund shares redeemed	55	27	1,394
Investment securities purchased	917	–	2,579
Total Liabilities	1,064	153	4,151
Net Assets Applicable to Outstanding Shares	$156,741	$175,128	$799,735

Net Assets Consist of:
Capital shares and additional paid-in-capital	$118,910	$96,436	$662,290
Accumulated undistributed (overdistributed) net investment income (loss)	2,688	4,262	17,382
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,922)	22,337	42,602
Net unrealized appreciation (depreciation) of investments	38,065	52,093	77,461
Total Net Assets	$156,741	$175,128	$799,735
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$148,937	$172,938	$702,457
Shares issued and outstanding	6,495	6,997	46,421
Net Asset Value per share	$22.93	$24.72	$15.13
Class 2: Net Assets	$7,804	$2,190	$97,278
Shares issued and outstanding	344	88	6,497
Net Asset Value per share	$22.69	$24.78	$14.97

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	SAM
	Conservative	SAM
	Balanced	Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Portfolio	Growth Portfolio	Income Portfolio
Investment in securities--at cost	$1,522	$1	$1,110
Investment in affiliated Accounts--at cost	$193,146	$272,817	$198,995
Assets
Investment in securities--at value	$1,522	$1	$1,110
Investment in affiliated Accounts--at value	208,797	295,763	217,619
Receivables:
Dividends and interest	167	141	257
Fund shares sold	42	16	25
Investment securities sold	82	357	175
Total Assets	210,610	296,278	219,186
Liabilities
Accrued management and investment advisory fees	40	54	41
Accrued distribution fees	4	22	4
Accrued directors' expenses	2	2	2
Accrued other expenses	4	4	4
Payables:
Fund shares redeemed	123	373	200
Investment securities purchased	1,639	141	1,330
Total Liabilities	1,812	596	1,581
Net Assets Applicable to Outstanding Shares	$208,798	$295,682	$217,605

Net Assets Consist of:
Capital shares and additional paid-in-capital	$183,369	$257,672	$190,319
Accumulated undistributed (overdistributed) net investment income (loss)	5,688	3,875	8,064
Accumulated undistributed (overdistributed) net realized gain (loss)	4,090	11,189	598
Net unrealized appreciation (depreciation) of investments	15,651	22,946	18,624
Total Net Assets	$208,798	$295,682	$217,605
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$191,081	$190,635	$196,851
Shares issued and outstanding	16,013	10,825	15,295
Net Asset Value per share	$11.93	$17.61	$12.87
Class 2: Net Assets	$17,717	$105,047	$20,754
Shares issued and outstanding	1,502	6,042	1,628
Net Asset Value per share	$11.80	$17.39	$12.75

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands, except per share amounts	Growth Portfolio	Income Account	Account(a)
Investment in securities--at cost	$1,062	$166,434	$188,078
Investment in affiliated Accounts--at cost	$228,397	$–	$–
Assets
Investment in securities--at value	$1,062	$167,258	$198,067
Investment in affiliated Accounts--at value	238,260	–	–
Cash	–	3	–
Receivables:
Dividends and interest	92	872	189
Expense reimbursement from Manager	–	1	–
Fund shares sold	58	650	3
Investment securities sold	84	347	2,247
Total Assets	239,556	169,131	200,506
Liabilities
Accrued management and investment advisory fees	44	69	134
Accrued distribution fees	20	–	1
Accrued directors' expenses	2	2	2
Accrued other expenses	4	6	10
Payables:
Fund shares redeemed	142	28	561
Investment securities purchased	1,119	878	2,701
Total Liabilities	1,331	983	3,409
Net Assets Applicable to Outstanding Shares	$238,225	$168,148	$197,097

Net Assets Consist of:
Capital shares and additional paid-in-capital	$216,527	$178,963	$185,991
Accumulated undistributed (overdistributed) net investment income (loss)	3,026	5,134	1,900
Accumulated undistributed (overdistributed) net realized gain (loss)	8,809	(16,773)	(783)
Net unrealized appreciation (depreciation) of investments	9,863	824	9,989
Total Net Assets	$238,225	$168,148	$197,097
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$140,323	$165,705	$192,392
Shares issued and outstanding	7,395	63,887	13,980
Net Asset Value per share	$18.98	$2.59	$13.76
Class 2: Net Assets	$97,902	$2,443	$4,705
Shares issued and outstanding	5,220	947	343
Net Asset Value per share	$18.76	$2.58	$13.72

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$5,304	$8,209	$–
Withholding tax	(571)	(171)	–
Interest	1	8	5,173
Total Income	4,734	8,046	5,173
Expenses:
Management and investment advisory fees	1,090	1,300	706
Distribution Fees - Class 2	2	28	3
Custodian fees	42	7	2
Directors' expenses	4	6	4
Professional fees	13	1	2
Other expenses	1	–	–
Total Expenses	1,152	1,342	717
Net Investment Income (Loss)	3,582	6,704	4,456

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $3, $0 and $0, respectively)	(2,536)	11,719	(11)
Foreign currency transactions	(13)	–	–
Litigation settlement	240	–	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $26, $0 and $0, respectively)	(7,925)	20,968	5,186
Translation of assets and liabilities in foreign currencies	27	–	–
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies	(10,207)	32,687	5,175
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,625)	$39,391	$9,631

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

		LargeCap
Amounts in thousands	Income Account	Growth Account	MidCap Account
Net Investment Income (Loss)
Income:
Dividends	$–	$639	$2,233
Withholding tax	–	–	(54)
Interest	5,360	3	1
Total Income	5,360	642	2,180
Expenses:
Management and investment advisory fees	626	368	1,591
Distribution Fees - Class 2	3	1	18
Custodian fees	2	1	3
Directors' expenses	4	2	7
Professional fees	2	2	2
Other expenses	–	–	1
Total Expenses	637	374	1,622
Net Investment Income (Loss)	4,723	268	558

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	596	6,522	15,123
Change in unrealized appreciation/depreciation of:
Investments	9,679	(13,535)	8,877
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies	10,275	(7,013)	24,000
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,998	$(6,745)	$24,558

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	Principal Capital
	Appreciation	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$1,944
Dividends	1,437	2,412	–
Interest	2	1	–
Total Income	1,439	2,413	1,944
Expenses:
Management and investment advisory fees	481	702	908
Distribution Fees - Class 2	9	3	118
Custodian fees	1	1	–
Directors' expenses	3	3	9
Professional fees	2	2	1
Other expenses	–	–	1
Total Expenses	496	711	1,037
Net Investment Income (Loss)	943	1,702	907

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(2,891)	8,890	–
Investment transactions in affiliated Accounts	–	–	(1,711)
Change in unrealized appreciation/depreciation of:
Investments	5,731	7,101	–
Investments in affiliated Accounts	–	–	24,087
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies	2,840	15,991	22,376
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,783	$17,693	$23,283

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$760	$319	$1,267
Total Income	760	319	1,267
Expenses:
Management and investment advisory fees	234	329	246
Distribution Fees - Class 2	22	127	26
Directors' expenses	3	4	3
Professional fees	1	1	1
Total Expenses	260	461	276
Net Investment Income (Loss)	500	(142)	991

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	(1,216)	(3,139)	(836)
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	7,861	9,706	9,994
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies	6,645	6,567	9,158
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,145	$6,425	$10,149

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2016 (unaudited)

	SAM Strategic	Short-Term	SmallCap
Amounts in thousands	Growth Portfolio	Income Account	Account(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$179	$–	$ –
Dividends	–	–	2,102
Interest	–	1,962	4
Total Income	179	1,962	2,106
Expenses:
Management and investment advisory fees	263	405	795
Distribution Fees - Class 2	117	2	5
Custodian fees	–	4	–
Directors' expenses	3	3	3
Professional fees	1	2	2
Total Gross Expenses	384	416	805
Less: Reimbursement from Manager - Class 1	–	8	–
Total Net Expenses	384	408	805
Net Investment Income (Loss)	(205)	1,554	1,301

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	158	(9,056)
Investment transactions in affiliated Accounts	(2,825)	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	1,804	10,187
Investments in affiliated Accounts	6,338	–	–
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign currencies	3,513	1,962	1,131
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,308	$3,516	$2,432

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

See accompanying notes.

10

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$3,582	$6,425	$6,704	$14,903
Net realized gain (loss) on investments and foreign currencies	(2,309)	30,288	11,719	28,852
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	(7,898)	(32,671)	20,968	(66,010)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,625)	4,042	39,391	(22,255)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,388)	–	(13,573)
Class 2	–	(32)	–	(555)
Total Dividends and Distributions	–	(7,420)	–	(14,128)

Capital Share Transactions
Shares sold:
Class 1	6,409	16,905	10,698	37,699
Class 2	34	348	243	1,801
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,388	–	13,573
Class 2	–	32	–	555
Shares redeemed:
Class 1	(21,692)	(176,857)	(44,122)	(102,756)
Class 2	(34)	(238)	(1,529)	(3,046)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,283)	(152,422)	(34,710)	(52,174)
Total Increase (Decrease)	(21,908)	(155,800)	4,681	(88,557)

Net Assets
Beginning of period	274,660	430,460	536,341	624,898
End of period (including undistributed net investment income as set forth below)	$252,752	$274,660	$541,022	$536,341
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,109	$5,527	$24,399	$17,695

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	485	1,167	489	1,674
Class 2	3	24	11	80
Shares issued in reinvestment of dividends and distributions:
Class 1	–	513	–	600
Class 2	–	2	–	25
Shares redeemed:
Class 1	(1,639)	(12,171)	(1,987)	(4,521)
Class 2	(3)	(16)	(70)	(136)
Net Increase (Decrease)	(1,154)	(10,481)	(1,557)	(2,278)

See accompanying notes.

11

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High Quality
Amounts in thousands	Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$4,456	$7,956	$4,723	$9,878
Net realized gain (loss) on investments and foreign currencies	(11)	1,203	596	2,468
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	5,186	(6,505)	9,679	(14,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,631	2,654	14,998	(1,712)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,930)	–	(11,705)
Class 2	–	(58)	–	(108)
From net realized gain on investments:
Class 1	–	(402)	–	–
Class 2	–	(2)	–	–
Total Dividends and Distributions	–	(10,392)	–	(11,813)

Capital Share Transactions
Shares sold:
Class 1	10,636	16,889	3,201	11,316
Class 2	1,096	1,035	678	45
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,332	–	11,705
Class 2	–	60	–	108
Shares redeemed:
Class 1	(46,330)	(47,392)	(35,417)	(30,469)
Class 2	(151)	(115)	(67)	(617)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(34,749)	(19,191)	(31,605)	(7,912)
Total Increase (Decrease)	(25,118)	(26,929)	(16,607)	(21,437)

Net Assets
Beginning of period	288,496	315,425	257,196	278,633
End of period (including undistributed net investment income as set forth below)	$263,378	$288,496	$240,589	$257,196
Undistributed (Overdistributed) Net Investment Income (Loss)	$13,560	$9,104	$14,018	$9,295

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,027	1,625	305	1,049
Class 2	106	98	64	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,018	–	1,129
Class 2	–	6	–	10
Shares redeemed:
Class 1	(4,455)	(4,568)	(3,352)	(2,866)
Class 2	(15)	(11)	(6)	(57)
Net Increase (Decrease)	(3,337)	(1,832)	(2,989)	(731)

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$268	$285	$558	$2,468
Net realized gain (loss) on investments and foreign currencies	6,522	4,953	15,123	100,918
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	(13,535)	862	8,877	(90,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,745)	6,100	24,558	13,186

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(173)	–	(3,384)
Class 2	–	–	–	(44)
From net realized gain on investments:
Class 1	–	–	–	(69,262)
Class 2	–	–	–	(1,683)
Total Dividends and Distributions	–	(173)	–	(74,373)

Capital Share Transactions
Shares sold:
Class 1	3,100	6,552	5,887	23,039
Class 2	503	504	125	433
Shares issued in reinvestment of dividends and distributions:
Class 1	–	173	–	72,646
Class 2	–	–	–	1,727
Shares redeemed:
Class 1	(13,463)	(17,325)	(47,501)	(95,380)
Class 2	(410)	(108)	(1,354)	(1,394)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,270)	(10,204)	(42,843)	1,071
Total Increase (Decrease)	(17,015)	(4,277)	(18,285)	(60,116)

Net Assets
Beginning of period	119,475	123,752	632,680	692,796
End of period (including undistributed net investment income as set forth below)	$102,460	$119,475	$614,395	$632,680
Undistributed (Overdistributed) Net Investment Income (Loss)	$553	$285	$3,984	$3,426

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	130	256	108	381
Class 2	20	20	2	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7	–	1,237
Class 2	–	–	–	30
Shares redeemed:
Class 1	(553)	(676)	(873)	(1,574)
Class 2	(17)	(4)	(25)	(24)
Net Increase (Decrease)	(420)	(397)	(788)	57

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital		Real Estate
Amounts in thousands	Appreciation Account		Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$943	$1,733	$1,702	$2,514
Net realized gain (loss) on investments and foreign currencies	(2,891)	1,188	8,890	14,073
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	5,731	(2,462)	7,101	(10,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,783	459	17,693	6,431

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(404)	–	(2,423)
Class 2	–	(3)	–	(27)
From net realized gain on investments:
Class 1	–	(2,851)	–	(4,938)
Class 2	–	(134)	–	(56)
Total Dividends and Distributions	–	(3,392)	–	(7,444)

Capital Share Transactions
Shares sold:
Class 1	2,020	3,759	9,275	18,700
Class 2	714	702	348	1,699
Shares issued in acquisition:
Class 1	N/A	139,230	N/A	N/A
Class 2	N/A	1,001	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,255	–	7,361
Class 2	–	137	–	83
Shares redeemed:
Class 1	(11,399)	(21,791)	(13,086)	(32,474)
Class 2	(626)	(1,192)	(388)	(263)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,291)	125,101	(3,851)	(4,894)
Total Increase (Decrease)	(5,508)	122,168	13,842	(5,907)

Net Assets
Beginning of period	162,249	40,081	161,286	167,193
End of period (including undistributed net investment income as set forth below)	$156,741	$162,249	$175,128	$161,286
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,688	$1,745	$4,262	$2,560

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	93	169	411	826
Class 2	33	30	16	75
Shares issued in acquisition:
Class 1	N/A	6,089	N/A	N/A
Class 2	N/A	44	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	143	–	339
Class 2	–	6	–	4
Shares redeemed:
Class 1	(520)	(967)	(588)	(1,458)
Class 2	(28)	(53)	(17)	(12)
Net Increase (Decrease)	(422)	5,461	(178)	(226)

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$907	$16,480	$500	$5,189
Net realized gain (loss) on investments and foreign currencies	(1,711)	50,604	(1,216)	8,204
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	24,087	(73,516)	7,861	(14,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,283	(6,432)	7,145	(1,547)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(22,820)	–	(6,438)
Class 2	–	(2,672)	–	(547)
From net realized gain on investments:
Class 1	–	(58,520)	–	(9,390)
Class 2	–	(7,497)	–	(857)
Total Dividends and Distributions	–	(91,509)	–	(17,232)

Capital Share Transactions
Shares sold:
Class 1	9,074	24,942	6,690	18,108
Class 2	3,845	9,886	579	4,029
Shares issued in reinvestment of dividends and distributions:
Class 1	–	81,340	–	15,828
Class 2	–	10,169	–	1,404
Shares redeemed:
Class 1	(60,108)	(113,505)	(15,737)	(29,800)
Class 2	(5,807)	(12,203)	(1,238)	(2,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(52,996)	629	(9,706)	6,786
Total Increase (Decrease)	(29,713)	(97,312)	(2,561)	(11,993)

Net Assets
Beginning of period	829,448	926,760	211,359	223,352
End of period (including undistributed net investment income as set forth below)	$799,735	$829,448	$208,798	$211,359
Undistributed (Overdistributed) Net Investment Income (Loss)	$17,382	$16,475	$5,688	$5,188

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	616	1,554	578	1,476
Class 2	267	616	51	326
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,380	–	1,341
Class 2	–	678	–	120
Shares redeemed:
Class 1	(4,106)	(7,117)	(1,365)	(2,420)
Class 2	(402)	(762)	(107)	(229)
Net Increase (Decrease)	(3,625)	349	(843)	614

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Flexible
Amounts in thousands	Growth Portfolio		Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$(142)	$4,017	$991	$7,074
Net realized gain (loss) on investments and foreign currencies	(3,139)	18,450	(836)	5,358
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	9,706	(25,979)	9,994	(15,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,425	(3,512)	10,149	(3,005)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,461)	–	(7,549)
Class 2	–	(2,142)	–	(733)
From net realized gain on investments:
Class 1	–	(12,644)	–	(5,112)
Class 2	–	(6,779)	–	(529)
Total Dividends and Distributions	–	(26,026)	–	(13,923)

Capital Share Transactions
Shares sold:
Class 1	6,830	20,596	6,297	16,242
Class 2	3,512	13,112	831	7,048
Shares issued in reinvestment of dividends and distributions:
Class 1	–	17,105	–	12,661
Class 2	–	8,921	–	1,262
Shares redeemed:
Class 1	(14,353)	(23,015)	(19,464)	(28,075)
Class 2	(4,469)	(10,666)	(2,144)	(5,419)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,480)	26,053	(14,480)	3,719
Total Increase (Decrease)	(2,055)	(3,485)	(4,331)	(13,209)

Net Assets
Beginning of period	297,737	301,222	221,936	235,145
End of period (including undistributed net investment income as set forth below)	$295,682	$297,737	$217,605	$221,936
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,875	$4,017	$8,064	$7,073

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	406	1,102	503	1,243
Class 2	211	708	69	536
Shares issued in reinvestment of dividends and distributions:
Class 1	–	958	–	1,011
Class 2	–	505	–	102
Shares redeemed:
Class 1	(845)	(1,231)	(1,574)	(2,174)
Class 2	(265)	(577)	(175)	(416)
Net Increase (Decrease)	(493)	1,465	(1,177)	302

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December	Ended June	December
	30, 2016	31, 2015	30, 2016	31, 2015
Operations
Net investment income (loss)	$(205)	$3,232	$1,554	$3,583
Net realized gain (loss) on investments and foreign currencies	(2,825)	14,756	158	(32)
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	6,338	(22,288)	1,804	(1,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,308	(4,300)	3,516	2,004

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,221)	–	(4,419)
Class 2	–	(1,996)	–	(40)
From net realized gain on investments:
Class 1	–	(10,578)	–	–
Class 2	–	(7,305)	–	–
Total Dividends and Distributions	–	(23,100)	–	(4,459)

Capital Share Transactions
Shares sold:
Class 1	7,302	22,084	19,318	23,745
Class 2	4,345	10,077	1,179	1,163
Shares issued in reinvestment of dividends and distributions:
Class 1	–	13,799	–	4,419
Class 2	–	9,301	–	40
Shares redeemed:
Class 1	(11,165)	(16,304)	(17,922)	(132,587)
Class 2	(3,567)	(8,864)	(261)	(594)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,085)	30,093	2,314	(103,814)
Total Increase (Decrease)	223	2,693	5,830	(106,269)

Net Assets
Beginning of period	238,002	235,309	162,318	268,587
End of period (including undistributed net investment income as set forth below)	$238,225	$238,002	$168,148	$162,318
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,026	$3,231	$5,134	$3,580

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	402	1,080	7,520	9,199
Class 2	241	498	461	449
Shares issued in reinvestment of dividends and distributions:
Class 1	–	712	–	1,740
Class 2	–	484	–	16
Shares redeemed:
Class 1	(614)	(798)	(6,994)	(51,006)
Class 2	(197)	(442)	(102)	(231)
Net Increase (Decrease)	(168)	1,534	885	(39,833)

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Account(a)
	Period	Year Ended
	Ended June	December
	30, 2016	31, 2015 (b)
Operations
Net investment income (loss)	$1,301	$581
Net realized gain (loss) on investments and foreign currencies	(9,056)	8,464
Change in unrealized appreciation/depreciation of investments,
and translation of assets and liabilities in foreign currencies	10,187	(19,142)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,432	(10,097)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(139)
Class 2	–	(3)
From net realized gain on investments:
Class 1	–	(6,835)
Class 2	–	(147)
Total Dividends and Distributions	–	(7,124)

Capital Share Transactions
Shares sold:
Class 1	4,657	9,007
Class 2	308	1,824
Shares issued in acquisition:
Class 1	N/A	166,992
Class 2	N/A	4,615
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,974
Class 2	–	150
Shares redeemed:
Class 1	(19,964)	(25,589)
Class 2	(203)	(1,567)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,202)	162,406
Total Increase (Decrease)	(12,770)	145,185

Net Assets
Beginning of period	209,867	64,682
End of period (including undistributed net investment income as set forth below)	$197,097	$209,867
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,900	$599

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	364	627
Class 2	25	121
Shares issued in acquisition:
Class 1	N/A	11,187
Class 2	N/A	309
Shares issued in reinvestment of dividends and distributions:
Class 1	–	475
Class 2	–	10
Shares redeemed:
Class 1	(1,543)	(1,754)
Class 2	(16)	(106)
Net Increase (Decrease)	(1,170)	10,869

(a)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(b)	Period from February 17, 2015, date operations commenced, through December 31, 2015 for Class 2 shares.

See accompanying notes.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective February 17, 2015, the initial purchase of $10,000 of Class 2 shares of SmallCap Account was made by Principal Management Corporation (the “Manager”).

Effective April 17, 2015, Principal Capital Appreciation Account acquired all the assets and assumed all the liabilities of LargeCap Blend Account II pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 16,768,000 shares from LargeCap Blend Account II for 6,133,000 shares valued at $140,231,000 of Principal Capital Appreciation Account at an approximate exchange rate of .37 for Class 1 and Class 2 shares. The investment securities of LargeCap Blend Account II, with a fair value of approximately $133,987,000 and a cost of $121,386,000, were the primary asset acquired by Principal Capital Appreciation Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Account were recorded at fair value; however the cost basis of the investments received from LargeCap Blend Account II was carried forward to align ongoing reporting of Principal Capital Appreciation Account. The aggregate net assets of LargeCap Blend Account II and Principal Capital Appreciation Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $140,231,000 ($1,448,000 of accumulated realized losses and $12,601,000 of unrealized appreciation) and $40,552,000, respectively. The aggregate net assets of Principal Capital Appreciation Account immediately following the acquisition were $180,783,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for Principal Capital Appreciation Account, Principal Capital Appreciation Account’s pro forma results of operations for the year ended December 31, 2015, would have been $2,211,000 of net investment income, $139,000 of net realized and unrealized gain on investments, and $2,350,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Blend Account II that have been included in Principal Capital Appreciation Account’s statement of operations since April 17, 2015.

Effective April 17, 2015, SmallCap Account acquired all the assets and assumed all the liabilities of SmallCap Growth Account II and SmallCap Value Account I pursuant to a plan of acquisition approved by shareholders on April 10, 2015. The purpose of the acquisition was to combine three accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,083,000 and 7,295,000 shares from SmallCap Growth Account II and SmallCap Value Account I, respectively for 4,587,000 and 6,909,000 shares valued at $68,471,000 and $103,136,000 of SmallCap Account at an approximate exchange rate of 1.13 and 1.10 for Class 1 and Class 2 shares and .95 and .94 for Class 1 and Class 2 shares, respectively. The investment securities of SmallCap Growth Account II, with a fair value of approximately $65,319,000 and a cost of $64,126,000, and the investment securities of SmallCap Value Account I with a fair value of approximately $98,490,000 and a cost of $95,480,000 were the primary asset acquired by SmallCap Account on April 17, 2015. For financial reporting purposes, assets received and shares issued by SmallCap Account were recorded at fair value; however the cost basis of the investments received from SmallCap Growth Account II and SmallCap Value Account I were carried forward to align ongoing reporting of SmallCap Account. The aggregate net assets of SmallCap Growth Account II, SmallCap Value Account I and SmallCap Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $68,471,000 ($194,000 of accumulated realized gain and $1,193,000 of unrealized appreciation) $103,136,000 ($665,000 of accumulated realized losses and $3,010,000 of unrealized appreciation) and $68,436,000, respectively. The aggregate net assets of SmallCap Account immediately following the acquisition were $240,043,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

1. Organization (Continued)

Assuming the acquisition had been completed on January 1, 2015, the beginning of the fiscal year for SmallCap Account, SmallCap Account’s pro forma results of operations for the year ended December 31, 2015, would have been $974,000 of net investment income, $4,922,000 of net realized and unrealized loss on investments, and $3,948,000 of net decrease in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Account II and SmallCap Value Account I that have been included in SmallCap Account’s statement of operations since April 17, 2015.

Effective April 8, 2016, Money Market Account liquidated its net assets and proceeds were sent to shareholders.

Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc., Principal Funds, Inc. and Principal Exchange-Traded Funds (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account
Euro	23.3%
Japanese Yen	15.1
Canadian Dollar	12.0
British Pound Sterling	10.9
Swiss Franc	6.0
Hong Kong Dollar	5.0

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2016, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2016, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $26,000 relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2016, Diversified International Account, LargeCap Growth Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Government & High Quality Bond Account, Income Account, Principal Capital Appreciation Account, and SmallCap Account each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations. There were no outstanding borrowings as of June 30, 2016.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

In addition, certain of the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2016.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2016, the Accounts had no unfunded loan commitments outstanding.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

3. Operating Policies (Continued)

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and Multi-Asset Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Multi-Asset Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2016, the Principal LifeTime Accounts, Multi-Asset Income Account, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Equity Income Account	34.67%	MidCap Account	13.20%
Government & High Quality Bond Account	35.07	Short-Term Income Account	10.79
Income Account	94.89

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. There were no transfers between Level 1 and Level 2 as of June 30, 2016.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Accounts' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials		$2,668	$7,702	$—	$10,370
Communications		725	31,394	—	32,119
Consumer, Cyclical		7,937	27,916	—	35,853
Consumer, Non-cyclical		4,401	38,564	—	42,965
Diversified		—	2,511	—	2,511
Energy		7,906	9,723	—	17,629
Financial		17,165	37,949	—	55,114
Industrial		2,777	24,255	—	27,032
Technology		1,304	15,710	—	17,014
Utilities		—	9,464	—	9,464
Investment Companies*		1,159	—	—	1,159
	Total investments in securities $	46,042	$205,188	$—	$251,230

Equity Income Account
Common Stocks*		$532,897	$—	$—	$532,897
Investment Companies*		6,830	—	—	6,830
	Total investments in securities $	539,727	$—	$—	$539,727

Government & High Quality Bond Account
Bonds*		$—	$81,536	$—	$81,536
Investment Companies*		2,084	—	—	2,084
U.S. Government & Government Agency Obligations*		—	177,318	—	177,318
	Total investments in securities $	2,084	$258,854	$—	$260,938

Income Account
Bonds*		$—	$152,717	$2,536	$155,253
Common Stocks*		—	—	—	—
Investment Companies*		2,869	—	—	2,869
Senior Floating Rate Interests*		—	183	—	183
U.S. Government & Government Agency Obligations*		—	79,388	—	79,388
	Total investments in securities $	2,869	$232,288	$2,536	$237,693

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Account
Common Stocks*		$99,213	$—	$—	$99,213
Investment Companies*		3,354	—	—	3,354
	Total investments in securities $	102,567	$—	$—	$102,567

MidCap Account
Common Stocks*		$613,275	$—	$—	$613,275
Investment Companies*		6	—	—	6
	Total investments in securities $	613,281	$—	$—	$613,281

Principal Capital Appreciation Account
Common Stocks*		$154,990	$—	$—	$154,990
Investment Companies*		1,340	—	—	1,340
	Total investments in securities $	156,330	$—	$—	$156,330

Real Estate Securities Account
Common Stocks*		$173,208	$—	$—	$173,208
Investment Companies*		1,257	—	—	1,257
	Total investments in securities $	174,465	$—	$—	$174,465

SAM Balanced Portfolio
Investment Companies*		$801,958	$—	$—	$801,958
	Total investments in securities $	801,958	$—	$—	$801,958

SAM Conservative Balanced Portfolio
Investment Companies*		$210,319	$—	$—	$210,319
	Total investments in securities $	210,319	$—	$—	$210,319

SAM Conservative Growth Portfolio
Investment Companies*		$295,764	$—	$—	$295,764
	Total investments in securities $	295,764	$—	$—	$295,764

SAM Flexible Income Portfolio
Investment Companies*		$218,729	$—	$—	$218,729
	Total investments in securities $	218,729	$—	$—	$218,729

SAM Strategic Growth Portfolio
Investment Companies*		$239,322	$—	$—	$239,322
	Total investments in securities $	239,322	$—	$—	$239,322

Short-Term Income Account
Bonds*		$—	$163,721	$400	$164,121
Investment Companies*		2,812	—	—	2,812
U.S. Government & Government Agency Obligations*		—	325	—	325
	Total investments in securities $	2,812	$164,046	$400	$167,258

SmallCap Account
Common Stocks
Basic Materials		$1,225	$—	$—	$1,225
Communications		5,932	—	4	5,936
Consumer, Cyclical		28,387	—	—	28,387
Consumer, Non-cyclical		39,298	9	—	39,307
Energy		7,715	—	—	7,715
Financial		49,501	—	—	49,501
Industrial		29,785	—	—	29,785
Technology		22,776	—	—	22,776
Utilities		8,799	—	—	8,799
Investment Companies*		4,636	—	—	4,636
	Total investments in securities $	198,054	$9	$4	$198,067
*For additional detail regarding sector classifications, please see the Schedules of Investments

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

4. Fair Value (Continued)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value at June 30,
Account	Asset Type	2016	Valuation Technique	Unobservable Input	Input Value
Income Account	Bonds	$2,536	Benchmark Pricing	Base Price	$94.00

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums						Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers	Transfers	Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level	Out of	June 30,	on Investments Held at
Account	31, 2015	(Loss)	Gain/(Loss)	Purchases	Sales	3*	Level 3**	2016	June 30, 2016
Income Account
Bonds	$2,341	$ —	$(26)	$221	$ —	$—	$ —	$2,536	$(23)
Total	$2,341	$ —	$(26)	$221	$ —	$—	$ —	$2,536	$(23)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted, 2. Securities that have certain restrictions on trading, 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes, 2. Securities where trading restrictions have expired, 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2017.

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

Distribution and Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2016, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	18,651	15
Equity Income Account	10,899	41
Government & High Quality Bond Account	15,580	152
Income Account	198	64
LargeCap Growth Account	3,804	21
MidCap Account	8,853	—
Principal Capital Appreciation Account	5,664	45
Real Estate Securities Account	6,977	77
SAM Balanced Portfolio	42,950	312
SAM Conservative Balanced Portfolio	15,658	272
SAM Conservative Growth Portfolio	8,979	316
SAM Flexible Income Portfolio	14,520	348
SAM Strategic Growth Portfolio	6,790	74
Short-Term Income Account	56,028	559
SmallCap Account	13,720	76

6. Investment Transactions

For the period ended June 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified International Account	$74,118	$86,594
Equity Income Account	43,849	70,775
Government & High Quality Bond Account	26,463	49,108
Income Account	7,070	30,814
LargeCap Growth Account	39,120	50,795
MidCap Account	44,198	83,890
Principal Capital Appreciation Account	34,527	42,289
Real Estate Securities Account	29,746	30,827
SAM Balanced Portfolio	82,600	134,763
SAM Conservative Balanced Portfolio	26,913	36,170
SAM Conservative Growth Portfolio	44,381	53,008
SAM Flexible Income Portfolio	20,456	33,985
SAM Strategic Growth Portfolio	36,690	40,018
Short-Term Income Account	48,680	39,044
SmallCap Account	60,951	75,823

For the period ended June 30, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$11,492	$15,827
Income Account	1,051	1,038
Short-Term Income Account	—	4

During the period, Diversified International Account received litigation settlement proceeds from a class action lawsuit regarding forex transactions. The amounts received are shown as litigation settlement on the statement of operations.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2016 and December 31, 2015 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain			Section 1250 Gain
		2016	2015		2016	2015	*	2016	2015	^
Diversified International Account	$	— $	7,420	$	— $	— $		— $	—
Equity Income Account		—	14,128		—	—		—	—
Government & High Quality Bond Account		—	9,988		—	404		—	—
Income Account		—	11,813		—	—		—	—
LargeCap Growth Account		—	173		—	—		—	—
MidCap Account		—	3,428		—	70,945		—	—
Principal Capital Appreciation Account		—	482		—	2,910		—	—
Real Estate Securities Account		—	2,450		—	4,755		—	239
SAM Balanced Portfolio		—	26,872		—	64,637		—	—
SAM Conservative Balanced Portfolio		—	7,193		—	10,039		—	—
SAM Conservative Growth Portfolio		—	6,858		—	19,168		—	—
SAM Flexible Income Portfolio		—	8,698		—	5,225		—	—
SAM Strategic Growth Portfolio		—	5,459		—	17,641		—	—
Short-Term Income Account		—	4,459		—	—		—	—
SmallCap Account		—	476		—	6,648		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2015, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$5,956	$—	$(97,737)	$24,287	$—	$(67,494)
Equity Income Account	14,477	26,547	—	178,614	—	219,638
Government & High Quality Bond Account	9,147	—	(22,657)	(2,887)	(60)	(16,457)
Income Account	10,626	—	(1,973)	404	—	9,057
LargeCap Growth Account	284	—	(12,361)	27,541	—	15,464
MidCap Account	2,759	100,852	—	173,434	—	277,045
Principal Capital Appreciation Account	1,744	1,187	—	31,117	—	34,048
Real Estate Securities Account	2,560	13,725	—	44,714	—	60,999
SAM Balanced Portfolio	16,569	48,124	—	49,469	—	114,162
SAM Conservative Balanced Portfolio	5,225	7,819	—	5,240	—	18,284
SAM Conservative Growth Portfolio	4,022	15,685	—	11,878	—	31,585
SAM Flexible Income Portfolio	7,106	4,130	—	5,901	—	17,137
SAM Strategic Growth Portfolio	3,369	12,907	—	2,114	—	18,390
Short-Term Income Account	3,579	—	(16,882)	(1,004)	(24)	(14,331)
SmallCap Account	620	8,408	—	(354)	—	8,674

*Represents book-to-tax accounting differences.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2015, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:					No Expiration
					Short-	Long-
		2016	2017	2018	Term	Term	Total
Diversified International Account	$	— $	97,737	$—	$—	$—	$97,737
Government & High Quality Bond Account		18,770	3,887	—	—	—	22,657
Income Account		—	389	1,584	—	—	1,973
LargeCap Growth Account		—	12,361	—	—	—	12,361
Short-Term Income Account		8,447	8,298	—	137	—	16,882

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2015, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$13,070
Equity Income Account	3,348
Income Account	1,409
LargeCap Growth Account	4,958

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2015, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2015, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Diversified International Account	$411	$(17,215)	$16,804
Equity Income Account	(2,171)	2,172	(1)
Government & High Quality Bond Account	1,152	(1,152)	—
Income Account	1,060	(1,060)	—
MidCap Account	(117)	117	—
Principal Capital Appreciation Account	—	(1,102)	1,102
Short-Term Income Account	—	(106)	106
SmallCap Account	45	(150)	105

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Diversified International Account	31,561	(15,049)	16,512	234,718
Equity Income Account	210,375	(11,162)	199,213	340,514
Government & High Quality Bond Account	7,624	(5,325)	2,299	258,639
Income Account	15,034	(5,066)	9,968	227,725
LargeCap Growth Account	16,273	(2,268)	14,005	88,562
MidCap Account	198,467	(16,124)	182,343	430,938
Principal Capital Appreciation Account	40,791	(3,931)	36,860	119,470
Real Estate Securities Account	52,398	(613)	51,785	122,680
SAM Balanced Portfolio	94,447	(20,892)	73,555	728,403
SAM Conservative Balanced Portfolio	17,032	(3,931)	13,101	197,218
SAM Conservative Growth Portfolio	32,279	(10,695)	21,584	274,180
SAM Flexible Income Portfolio	18,603	(2,707)	15,896	202,833
SAM Strategic Growth Portfolio	21,153	(12,701)	8,452	230,870
Short-Term Income Account	1,993	(1,194)	799	166,459
SmallCap Account	24,463	(14,568)	9,895	188,172

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

34

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS - 98.94%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.95%			Chemicals (continued)
WPP PLC	115,051	$2,398	Givaudan SA	594	$1,196
			Lonza Group AG (a)	10,912	1,812
					$4,182
Aerospace & Defense - 0.78%
Safran SA	12,605	849	Commercial Services - 1.59%
Thales SA	13,565	1,126	Ashtead Group PLC	48,988	700
		$1,975	Brookfield Business Partners LP (a)	1,806	34
			Kroton Educacional SA	187,000	790
Agriculture - 2.65%			New Oriental Education & Technology Group	14,468	606
British American Tobacco PLC	53,577	3,473	Inc ADR
Imperial Brands PLC	23,270	1,262	Ritchie Bros Auctioneers Inc	17,800	601
KT&G Corp	16,604	1,967	TAL Education Group ADR(a)	20,671	1,283
		$6,702			$4,014

Airlines - 0.47%			Computers - 0.80%
Ryanair Holdings PLC ADR	16,952	1,179	Capgemini SA	15,262	1,317
			CGI Group Inc (a)	16,400	701
Apparel - 0.60%					$2,018
Adidas AG	10,481	1,505
			Cosmetics & Personal Care - 0.68%
			Svenska Cellulosa AB SCA	53,588	1,722
Automobile Manufacturers - 3.65%
Fuji Heavy Industries Ltd	63,100	2,169
			Distribution & Wholesale - 0.73%
Maruti Suzuki India Ltd	20,640	1,283
			ITOCHU Corp	108,000	1,321
Renault SA	20,048	1,514
			Mitsubishi Corp	30,300	534
Tata Motors Ltd ADR	20,912	725
					$1,855
Toyota Motor Corp	71,563	3,528
		$9,219	Diversified Financial Services - 1.64%
			Euronext NV (c)	10,676	392
Automobile Parts & Equipment - 1.35%
			Intermediate Capital Group PLC	68,523	449
Bridgestone Corp	26,603	855
			Macquarie Group Ltd	18,527	964
Continental AG	7,919	1,498
			ORIX Corp	139,400	1,804
Toyota Industries Corp	26,600	1,058
			Zenkoku Hosho Co Ltd	14,800	541
		$3,411
					$4,150
Banks - 10.88%
			Electric - 2.53%
Axis Bank Ltd	144,921	1,152
			Enel SpA	361,443	1,604
Bancolombia SA ADR	12,113	423
			Iberdrola SA	341,998	2,333
Bangkok Bank PCL	105,700	489
Bank of Ireland (a)	3,029,337	625	Korea Electric Power Corp	46,917	2,463
					$6,400
Bank of Montreal	23,367	1,482
Bank of Nova Scotia/The	36,000	1,764	Electrical Components & Equipment - 0.31%
Bank Rakyat Indonesia Persero Tbk PT	874,400	719	Prysmian SpA	35,729	784
Barclays Africa Group Ltd	114,309	1,121
BNP Paribas SA	55,050	2,414
Credicorp Ltd	4,906	757	Electronics - 1.88%
Danske Bank A/S	52,566	1,384	Hon Hai Precision Industry Co Ltd	977,996	2,519
Erste Group Bank AG	31,894	726	Hoya Corp	44,996	1,607
HDFC Bank Ltd (b)	15,377	312	Yokogawa Electric Corp	54,600	616
HDFC Bank Ltd ADR	11,200	743			$4,742
Mediobanca SpA	137,967	795	Energy - Alternate Sources - 0.59%
Mitsubishi UFJ Financial Group Inc	602,949	2,703	Vestas Wind Systems A/S	21,913	1,489
Royal Bank of Canada	38,459	2,273
Siam Commercial Bank PCL/The (b)	130,500	519
Skandinaviska EnskildaBanken AB	138,671	1,211	Engineering & Construction - 2.93%
			Aena SA (c)	7,408	982
Societe Generale SA	14,036	439
Sumitomo Mitsui Trust Holdings Inc	291,000	947	Eiffage SA	18,798	1,336
Toronto-Dominion Bank/The	80,308	3,449	Obayashi Corp	97,500	1,038
Yes Bank Ltd	64,646	1,065	Promotora y Operadora de Infraestructura	57,493	708
		$27,512	SAB de CV
			Skanska AB	40,506	848
Beverages - 0.51%			Vinci SA	35,457	2,502
Ambev SA	217,700	1,291			$7,414

			Entertainment - 0.20%
Biotechnology - 1.15%			Paddy Power Betfair PLC	4,826	508
CSL Ltd	14,700	1,240
Genmab A/S (a)	9,182	1,674
		$2,914	Food - 3.09%
			Delhaize Group	19,767	2,088
Building Materials - 1.25%			Greencore Group PLC	114,637	472
CRH PLC	74,655	2,176	Gruma SAB de CV	40,703	586
Kingspan Group PLC	44,647	972	Jeronimo Martins SGPS SA	34,954	551
		$3,148	Koninklijke Ahold NV	22,830	504
			Nestle SA	38,369	2,973
Chemicals - 1.65%
Evonik Industries AG	39,379	1,174

See accompanying notes.

35

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Media - 0.43%
Uni-President Enterprises Corp	327,280	$646	ProSiebenSat.1 Media SE	24,896	$1,089
		$7,820

Food Service - 0.44%			Mining - 1.06%
Compass Group PLC	59,107	1,125	Kinross Gold Corp (a)	273,800	1,343
			Yamana Gold Inc	254,700	1,325
					$2,668
Forest Products & Paper - 0.94%
Mondi PLC	66,474	1,244	Miscellaneous Manufacturers - 0.70%
UPM-Kymmene OYJ	61,824	1,136	FUJIFILM Holdings Corp	45,580	1,769
		$2,380

Gas - 0.79%			Oil & Gas - 4.72%
National Grid PLC	135,014	1,985	Bharat Petroleum Corp Ltd	58,018	923
			Caltex Australia Ltd	36,889	889
			Canadian Natural Resources Ltd	44,600	1,376
Hand & Machine Tools - 0.21%			Cenovus Energy Inc	44,729	619
Fuji Electric Co Ltd	125,263	522	China Petroleum & Chemical Corp	1,106,000	799
			Lukoil PJSC ADR	37,427	1,566
Healthcare - Services - 0.93%			Royal Dutch Shell PLC - A Shares	11,256	309
Fresenius SE & Co KGaA	32,040	2,354	Seven Generations Energy Ltd (a)	38,900	743
			Statoil ASA	95,207	1,645
			TOTAL SA	63,759	3,058
Holding Companies - Diversified - 0.99%					$11,927
CK Hutchison Holdings Ltd	104,011	1,144
Wharf Holdings Ltd/The	224,000	1,367	Oil & Gas Services - 0.24%
		$2,511	Technip SA	11,281	611

Home Builders - 2.22%
Barratt Developments PLC	223,029	1,212	Pharmaceuticals - 6.39%
Persimmon PLC	34,189	663	Actelion Ltd (a)	9,861	1,660
Sekisui House Ltd	121,832	2,133	BTG PLC (a)	75,025	725
Taylor Wimpey PLC	898,880	1,595	Daiichi Sankyo Co Ltd	42,200	1,025
		$5,603	Novo Nordisk A/S	77,184	4,157
			Recordati SpA	25,836	777
Home Furnishings - 1.05%			Roche Holding AG	20,013	5,281
Howden Joinery Group PLC	118,262	607	Shire PLC	40,822	2,523
Steinhoff International Holdings NV	357,537	2,051			$16,148
		$2,658
			Pipelines - 1.42%
Insurance - 5.42%			Keyera Corp	21,340	653
AXA SA	98,431	1,946	TransCanada Corp	65,173	2,949
BB Seguridade Participacoes SA	184,100	1,600			$3,602
Direct Line Insurance Group PLC	368,362	1,703
Fairfax Financial Holdings Ltd	1,788	963	Private Equity - 0.57%
Hannover Rueck SE	20,688	2,168	3i Group PLC	197,714	1,451
NN Group NV	37,869	1,042
PICC Property & Casualty Co Ltd	342,225	540	Real Estate - 2.48%
Sanlam Ltd	153,807	635	Brookfield Asset Management Inc	90,313	2,988
SCOR SE	36,598	1,082	Cheung Kong Property Holdings Ltd	112,160	707
Swiss Re AG	14,332	1,252	Deutsche Wohnen AG	35,410	1,206
Tokio Marine Holdings Inc	23,350	777	Vonovia SE	22,990	839
		$13,708	Wheelock & Co Ltd	113,369	532
Internet - 2.70%					$6,272
Alibaba Group Holding Ltd ADR(a)	9,116	725
Auto Trader Group PLC (c)	179,349	848	REITS - 0.29%
			Fibra Uno Administracion SA de CV	339,474	723
NAVER Corp	1,919	1,189
Tencent Holdings Ltd	176,693	4,053
		$6,815	Retail - 3.48%
			Alimentation Couche-Tard Inc	50,923	2,187
Investment Companies - 0.51%			Dollarama Inc	31,384	2,191
Investor AB	38,635	1,298	Pandora A/S	20,244	2,757
			Wal-Mart de Mexico SAB de CV	687,722	1,655
Iron & Steel - 0.45%					$8,790
Fortescue Metals Group Ltd	234,630	628	Semiconductors - 4.33%
Hitachi Metals Ltd	50,400	512	Infineon Technologies AG	103,004	1,491
		$1,140	Samsung Electronics Co Ltd	2,557	3,184
Machinery - Construction & Mining - 0.43%			Taiwan Semiconductor Manufacturing Co Ltd	745,140	3,755
ABB Ltd (a)	54,428	1,077	Tokyo Electron Ltd	23,400	1,978
			Ulvac Inc	17,100	525
					$10,933
Machinery - Diversified - 0.63%
Hexagon AB	23,450	858	Software - 1.61%
Mitsubishi Heavy Industries Ltd	181,000	728	HCL Technologies Ltd	47,886	520
		$1,586	Open Text Corp	10,200	603
			SAP SE	24,551	1,844

See accompanying notes.

36

Schedule of Investments
Diversified International Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Country	Percent
Software (continued)
UBISOFT Entertainment (a)	30,103	$1,096	Japan	15.13%
			Canada	11.99%
		$4,063	France	8.95%
Telecommunications - 8.63%			United Kingdom	8.88%
Bharti Infratel Ltd	155,786	798	Germany	7.08%
BT Group PLC	410,313	2,255	Switzerland	6.05%
China Mobile Ltd	198,954	2,299	Denmark	4.53%
China Telecom Corp Ltd	2,792,556	1,256	China	3.67%
Deutsche Telekom AG	159,843	2,726	Korea, Republic Of	3.48%
KDDI Corp	76,362	2,322	India	2.98%
Koninklijke KPN NV	286,344	1,021	Taiwan, Province Of China	2.74%
MTN Group Ltd	54,528	530	Hong Kong	2.39%
Nippon Telegraph & Telephone Corp	59,113	2,772	Ireland	2.36%
NTT DOCOMO Inc	94,000	2,535	Sweden	2.34%
Orange SA	137,769	2,240	South Africa	2.20%
Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,063	Italy	1.57%
		$21,817	Australia	1.47%
			United States	1.46%
Transportation - 1.59%			Mexico	1.45%
Canadian National Railway Co	35,028	2,069	Brazil	1.45%
East Japan Railway Co	21,000	1,946	Spain	1.31%
		$4,015	Netherlands	1.29%
Water - 0.43%			Belgium	0.82%
Veolia Environnement SA	49,986	1,079	Indonesia	0.70%
			Norway	0.65%
TOTAL COMMON STOCKS		$250,071	Russian Federation	0.62%
			Finland	0.45%
INVESTMENT COMPANIES - 0.46%	Shares Held Value (000's)
			Thailand	0.40%
Money Market Funds - 0.46%			Peru	0.30%
BlackRock Liquidity Funds FedFund Portfolio	1,158,101	1,159	Austria	0.29%
			Portugal	0.22%
TOTAL INVESTMENT COMPANIES		$1,159	Colombia	0.17%
Total Investments		$251,230	Bermuda	0.01%
Other Assets and Liabilities - 0.60%		$1,522	Other Assets and Liabilities	0.60%
TOTAL NET ASSETS - 100.00%		$252,752	TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $831 or 0.33% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,222 or 0.88% of net assets.

See accompanying notes.

37

Schedule of Investments Equity Income Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.54%			Gas - 1.27%
Boeing Co/The	34,982	$4,543	Sempra Energy	60,235	$6,868
Lockheed Martin Corp	4,535	1,126
Raytheon Co	19,650	2,671	Healthcare - Products - 3.95%
		$8,340	Abbott Laboratories	180,194	7,084
Airlines - 0.76%			Becton Dickinson and Co	33,175	5,626
Delta Air Lines Inc	113,062	4,119	Medtronic PLC	99,578	8,640
					$21,350

Apparel - 1.04%			Insurance - 5.24%
VF Corp	91,655	5,636	Allstate Corp/The	81,875	5,727
			Chubb Ltd	117,615	15,374
			MetLife Inc	117,201	4,668
Automobile Manufacturers - 1.39%			Swiss Re AG ADR	116,921	2,566
PACCAR Inc	145,518	7,548			$28,335

			Machinery - Diversified - 2.09%
Automobile Parts & Equipment - 2.17%
			Deere & Co	139,405	11,297
Autoliv Inc	68,217	7,330
Johnson Controls Inc	99,489	4,403
		$11,733	Media - 0.35%
			Walt Disney Co/The	19,623	1,920
Banks - 8.81%
Bank of Nova Scotia/The	109,900	5,386
Grupo Financiero Santander Mexico SAB de	241,097	2,192	Miscellaneous Manufacturers - 2.10%
CV ADR			3M Co	18,952	3,319
JPMorgan Chase & Co	179,417	11,149	Parker-Hannifin Corp	74,255	8,023
M&T Bank Corp	31,576	3,733			$11,342
PNC Financial Services Group Inc/The	112,657	9,169
			Oil & Gas - 10.60%
US Bancorp	189,268	7,633
			Chevron Corp	66,391	6,960
Wells Fargo & Co	177,325	8,393
			Cimarex Energy Co	72,227	8,618
		$47,655	Exxon Mobil Corp	97,103	9,102
Beverages - 0.81%			HollyFrontier Corp	46,141	1,097
Coca-Cola Co/The	96,734	4,385	Marathon Petroleum Corp	251,459	9,545
			Occidental Petroleum Corp	144,693	10,933
			Royal Dutch Shell PLC - B shares ADR	197,817	11,078
Chemicals - 1.96%					$57,333
Air Products & Chemicals Inc	34,362	4,881
EI du Pont de Nemours & Co	52,126	3,378	Pharmaceuticals - 7.87%
PPG Industries Inc	22,462	2,339	Johnson & Johnson	62,101	7,533
		$10,598	Merck & Co Inc	136,042	7,837
			Novartis AG ADR	72,778	6,005
Computers - 4.38%			Pfizer Inc	204,408	7,197
Accenture PLC - Class A	17,741	2,010	Roche Holding AG ADR	277,737	9,152
Apple Inc	140,487	13,431	Teva Pharmaceutical Industries Ltd ADR	96,721	4,858
EMC Corp/MA	216,432	5,880			$42,582
International Business Machines Corp	15,638	2,374
		$23,695	Pipelines - 2.44%
			Enterprise Products Partners LP	441,781	12,926
Diversified Financial Services - 6.72%			Kinder Morgan Inc/DE	14,887	279
BlackRock Inc	32,841	11,249			$13,205
Discover Financial Services	221,728	11,882
FNF Group	353,027	13,239	Private Equity - 1.15%
		$36,370	KKR & Co LP	504,447	6,225

Electric - 5.73%
Eversource Energy	132,006	7,907	REITS - 3.68%
NextEra Energy Inc	50,440	6,577	American Capital Agency Corp	272,107	5,393
WEC Energy Group Inc	125,750	8,212	Annaly Capital Management Inc	546,659	6,051
Xcel Energy Inc	185,212	8,294	Digital Realty Trust Inc	77,499	8,447
		$30,990			$19,891

Electrical Components & Equipment - 0.80%			Retail - 2.78%
Emerson Electric Co	83,605	4,361	Costco Wholesale Corp	25,005	3,927
			Genuine Parts Co	42,089	4,261
			Starbucks Corp	115,188	6,580
Electronics - 1.11%			Tiffany & Co	4,223	256
Garmin Ltd	25,243	1,071			$15,024
Honeywell International Inc	42,267	4,916
		$5,987	Semiconductors - 6.11%
			Applied Materials Inc	334,805	8,025
Food - 3.09%			Maxim Integrated Products Inc	149,440	5,334
Kraft Heinz Co/The	78,348	6,932	Microchip Technology Inc	241,351	12,251
Kroger Co/The	266,041	9,788	Taiwan Semiconductor Manufacturing Co Ltd	285,187	7,480
		$16,720	ADR
					$33,090

See accompanying notes.

38

		Schedule of Investments
		Equity Income Account
		June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Software - 1.50%
Fidelity National Information Services Inc	44,437	$3,274
Microsoft Corp	94,774	4,850
		$8,124

Telecommunications - 2.79%
BCE Inc	162,192	7,673
Verizon Communications Inc	132,531	7,401
		$15,074

Toys, Games & Hobbies - 2.31%
Hasbro Inc	148,834	12,501

Transportation - 1.96%
Norfolk Southern Corp	3,209	273
Union Pacific Corp	76,893	6,709
United Parcel Service Inc	33,579	3,617
		$10,599
TOTAL COMMON STOCKS		$532,897
INVESTMENT COMPANIES - 1.26%	Shares Held	Value (000's)

Money Market Funds - 1.26%
BlackRock Liquidity Funds FedFund Portfolio	6,830,403	6,830

TOTAL INVESTMENT COMPANIES		$6,830
Total Investments		$539,727
Other Assets and Liabilities - 0.24%		$1,295
TOTAL NET ASSETS - 100.00%		$541,022

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.60%
Consumer, Non-cyclical		15.72%
Energy		13.04%
Technology		12.00%
Consumer, Cyclical		10.45%
Industrial		9.60%
Utilities		7.00%
Communications		3.13%
Basic Materials		1.96%
Investment Companies		1.26%
Other Assets and Liabilities		0.24%
TOTAL NET ASSETS		100.00%

See accompanying notes.

39

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.79%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Money Market Funds - 0.79%
BlackRock Liquidity Funds FedFund Portfolio	2,084,208	$2,084	Mortgage Backed Securities (continued)
			Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$2,084	1.82%, 04/25/2045(a),(c)	$10,697	$741
			1.82%, 06/25/2045(a),(c)	14,602	1,045

	Principal		1.86%, 07/25/2045(a),(c)	9,562	677
BONDS- 30.96%	Amount (000's) Value (000's)
			1.89%, 12/25/2044(a),(c)	14,991	1,032
Commercial Mortgage Backed Securities - 10.15%			1.92%, 08/25/2044(a),(c)	7,095	484
CFCRE Commercial Mortgage Trust 2011-			2.00%, 02/25/2040(a)	1,389	1,407
C1			2.50%, 11/25/2041	942	975
6.39%, 04/15/2044(a),(b)	$1,000	$1,081	3.00%, 12/25/2032(a),(c)	6,360	803
COMM 2014-UBS4 Mortgage Trust			3.50%, 01/25/2028(a),(c)	4,689	529
4.78%, 08/10/2047(a)	1,000	1,005	3.50%, 01/25/2040(a),(c)	5,314	565
Ginnie Mae			3.50%, 11/25/2042	2,500	2,738
0.10%, 04/16/2053(a),(c)	8,719	207	3.50%, 11/25/2042(a),(c)	5,803	960
0.52%, 01/16/2054(a),(c)	19,160	867	4.00%, 12/25/2039(c)	2,934	345
0.67%, 04/16/2047(a),(c)	14,537	730	4.00%, 11/25/2042(a),(c)	3,049	645
0.69%, 03/16/2049(a),(c)	7,794	287	4.50%, 04/25/2045(a),(c)	5,312	1,183
0.73%, 11/16/2045(a),(c)	24,081	1,215	7.00%, 04/25/2032	194	225
0.77%, 09/16/2051(a),(c)	4,915	284	8.70%, 12/25/2019	2	2
0.77%, 12/16/2053(a),(c)	14,394	799	Freddie Mac REMICS
0.78%, 10/16/2054(a),(c)	13,324	550	1.50%, 04/15/2028	1,915	1,930
0.82%, 11/16/2052(a),(c)	16,707	962	1.87%, 05/15/2038(a),(c)	8,882	511
0.82%, 02/16/2053(a),(c)	14,097	888	1.91%, 04/15/2040(a),(c)	11,425	886
0.88%, 03/16/2052(a),(c)	16,471	1,105	2.00%, 10/15/2040(a),(c)	5,835	468
0.91%, 07/16/2047(a),(c)	7,609	477	2.50%, 11/15/2028(a),(c)	6,371	448
0.94%, 02/16/2055(a),(c)	24,816	1,041	2.50%, 11/15/2032	1,542	1,566
0.96%, 02/16/2046(a),(c)	13,010	763	2.50%, 01/15/2043(a),(c)	4,004	470
0.96%, 09/16/2053(a),(c)	13,545	800	2.50%, 02/15/2043	1,460	1,473
0.96%, 10/16/2056(a),(c)	6,366	514	3.00%, 11/15/2030(a),(c)	4,719	299
2.27%, 03/16/2046(a)	1,580	1,601	3.00%, 06/15/2033(a),(c)	8,431	521
GS Mortgage Securities Trust 2011-GC5			3.00%, 11/15/2035	950	990
5.55%, 08/10/2044(a),(b)	900	892	3.00%, 06/15/2040	818	853
GS Mortgage Securities Trust 2015-GC34			3.50%, 10/15/2027(c)	6,540	737
4.81%, 10/10/2048(a)	900	909	3.50%, 08/15/2040(a),(c)	5,191	525
JP Morgan Chase Commercial Mortgage			4.00%, 02/15/2039(a),(c)	5,775	554
Securities Trust 2011-C5			4.00%, 05/15/2039	4,200	4,510
5.49%, 08/15/2046(a),(b)	2,000	2,235	4.00%, 10/15/2040	3,000	3,276
JP Morgan Chase Commercial Mortgage			4.50%, 05/15/2037(a)	827	858
Securities Trust 2013-C16			Freddie Mac Strips
5.08%, 12/15/2046(a)	1,800	2,033	1.96%, 02/15/2038(a),(c)	14,403	991
JPMBB Commercial Mortgage Securities			3.00%, 12/15/2032(a),(c)	9,083	1,000
Trust 2014-C25			Ginnie Mae
4.60%, 11/15/2047(a)	1,000	1,000	1.17%, 09/20/2037(a),(c)	12,824	488
WFRBS Commercial Mortgage Trust 2013-			1.19%, 03/20/2041(a),(c)	5,252	208
C14			3.50%, 12/20/2034(a),(c)	4,720	170
4.13%, 06/15/2046(a),(b)	1,000	881	3.50%, 05/20/2039	315	328
WFRBS Commercial Mortgage Trust 2014-			3.50%, 05/20/2043(a),(c)	6,687	1,078
C23			4.00%, 04/20/2045(a),(c)	5,025	911
4.52%, 10/15/2057(a)	1,000	1,092	JP Morgan Mortgage Trust 2013-1
WFRBS Commercial Mortgage Trust 2014-			3.00%, 03/25/2043(b)	1,297	1,313
LC14			New Residential Mortgage Loan Trust 2014-
4.34%, 03/15/2047(a)	2,450	2,513	1
		$26,731	5.00%, 01/25/2054(a),(b)	1,810	1,938
Home Equity Asset Backed Securities - 1.15%			New Residential Mortgage Loan Trust 2014-
			3
ACE Securities Corp Mortgage Loan Trust			4.75%, 11/25/2054(a),(b)	1,236	1,353
Series 2007-D1
6.34%, 02/25/2038(a),(b)	1,800	1,728	New Residential Mortgage Loan Trust 2015-
6.93%, 02/25/2038(b)	1,309	1,288	2
			5.61%, 08/25/2055(a),(b)	1,351	1,456
		$3,016
			Springleaf Mortgage Loan Trust 2013-3
Mortgage Backed Securities - 19.63%			3.79%, 09/25/2057(a),(b)	1,000	1,005
Citigroup Mortgage Loan Trust 2009-11					$51,697
1.80%, 10/25/2035(a),(b)	8	8
Citigroup Mortgage Loan Trust 2010-10			Other Asset Backed Securities - 0.03%
2.65%, 02/25/2036(a),(b)	1,400	1,415	Chase Funding Trust Series 2004-1
			0.91%, 12/25/2033(a)	98	92
Fannie Mae Grantor Trust 2005-T1
0.80%, 05/25/2035(a)	365	358
Fannie Mae Interest Strip			TOTAL BONDS		$81,536
3.50%, 12/25/2043(c)	2,555	386	U.S. GOVERNMENT & GOVERNMENT	Principal
Fannie Mae REMICS			AGENCY OBLIGATIONS - 67.32%	Amount (000's) Value (000's)
1.68%, 03/25/2046(a),(c)	9,255	617	Federal Home Loan Mortgage Corporation (FHLMC) -
1.74%, 05/25/2046(a),(c)	14,259	870	15.57%
1.76%, 09/25/2055(a),(c)	8,550	573	2.00%, 02/01/2028	$1,726	$1,765
			2.00%, 03/01/2028	433	443

See accompanying notes.

40

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.48%, 09/01/2032(a)	$24	$25	6.50%, 03/01/2028	$4	$5
2.50%, 09/01/2027	620	642	6.50%, 09/01/2028	1	2
2.50%, 02/01/2028	1,248	1,296	6.50%, 10/01/2028	29	34
3.00%, 02/01/2027	466	491	6.50%, 11/01/2028	6	7
3.00%, 08/01/2042	1,059	1,100	6.50%, 12/01/2028	15	17
3.00%, 10/01/2042	1,382	1,437	6.50%, 03/01/2029	6	7
3.00%, 10/01/2042	767	799	6.50%, 07/01/2031	66	76
3.00%, 10/01/2042	1,481	1,560	6.50%, 08/01/2031	6	7
3.00%, 05/01/2043	1,546	1,621	6.50%, 10/01/2031	9	10
3.50%, 02/01/2032	1,964	2,104	6.50%, 10/01/2031	14	17
3.50%, 04/01/2042	548	579	6.50%, 12/01/2031	27	31
3.50%, 04/01/2042	2,400	2,543	6.50%, 02/01/2032	23	27
3.50%, 05/01/2042	838	895	6.50%, 05/01/2032	59	70
3.50%, 07/01/2042	3,070	3,263	6.50%, 04/01/2035	9	11
3.50%, 09/01/2042	1,393	1,476	7.00%, 09/01/2023	11	12
3.50%, 10/01/2042	835	892	7.00%, 12/01/2023	5	6
3.50%, 02/01/2044	1,277	1,361	7.00%, 01/01/2024	5	6
3.50%, 08/01/2045	1,304	1,396	7.00%, 09/01/2027	6	8
4.00%, 12/01/2040	572	623	7.00%, 01/01/2028	56	63
4.00%, 07/01/2042	1,138	1,254	7.00%, 04/01/2028	28	32
4.00%, 01/01/2043	1,687	1,828	7.00%, 05/01/2028	4	5
4.00%, 06/01/2043	1,951	2,127	7.00%, 10/01/2031	11	12
4.50%, 08/01/2033	72	79	7.00%, 10/01/2031	15	17
4.50%, 07/01/2039	1,025	1,125	7.00%, 04/01/2032	88	108
4.50%, 12/01/2040	1,141	1,253	7.50%, 10/01/2030	14	17
4.50%, 05/01/2041	1,127	1,245	7.50%, 02/01/2031	6	7
4.50%, 11/01/2043	1,514	1,703	7.50%, 02/01/2031	7	8
5.00%, 10/01/2025	253	279	7.50%, 02/01/2031	11	13
5.00%, 02/01/2033	312	348	8.00%, 10/01/2030	25	30
5.00%, 06/01/2033	289	326	8.00%, 12/01/2030	2	2
5.00%, 07/01/2035	188	208	8.50%, 07/01/2029	32	35
5.00%, 07/01/2035	51	57			$41,019
5.00%, 07/01/2035	22	24
5.00%, 10/01/2035	88	99	Federal National Mortgage Association (FNMA) - 33.90%
5.50%, 04/01/2018	18	18	2.00%, 10/01/2027	1,593	1,627
5.50%, 03/01/2024	15	17	2.00%, 10/01/2027	629	642
			2.43%, 07/01/2034(a)	64	68
5.50%, 03/01/2033	212	239	2.45%, 12/01/2032(a)	47	49
5.50%, 04/01/2038	17	19	2.48%, 12/01/2033(a)	167	173
5.50%, 05/01/2038	80	90
6.00%, 04/01/2017	5	5	2.50%, 05/01/2027	1,621	1,682
6.00%, 04/01/2017	7	7	2.50%, 06/01/2027	1,950	2,023
6.00%, 05/01/2017	6	6	2.50%, 05/01/2028	978	1,024
6.00%, 07/01/2017	2	2	2.50%, 07/01/2028	735	758
6.00%, 12/01/2023	6	7	2.50%, 08/01/2028	1,374	1,438
6.00%, 05/01/2031	20	22	3.00%, 05/01/2028	1,236	1,305
6.00%, 12/01/2031	23	27	3.00%, 05/01/2029	1,502	1,587
6.00%, 09/01/2032	26	30	3.00%, 10/01/2042	2,185	2,297
6.00%, 11/01/2033	51	59	3.00%, 11/01/2042	768	799
6.00%, 11/01/2033	71	81	3.00%, 11/01/2042	2,372	2,493
6.00%, 05/01/2034	313	353	3.00%, 01/01/2043	1,011	1,062
6.00%, 05/01/2034	154	175	3.00%, 02/01/2043	1,521	1,603
6.00%, 09/01/2034	97	112	3.00%, 04/01/2043	1,376	1,431
6.00%, 02/01/2035	96	109	3.00%, 06/01/2043	2,682	2,818
6.00%, 10/01/2036(a)	87	100	3.50%, 02/01/2042	1,664	1,790
6.00%, 03/01/2037	69	80	3.50%, 09/01/2042	2,847	3,045
6.00%, 01/01/2038	156	183	3.50%, 11/01/2042	2,016	2,161
6.00%, 01/01/2038(a)	51	59	3.50%, 12/01/2042	2,124	2,273
6.00%, 04/01/2038	84	97	3.50%, 02/01/2043	738	792
6.50%, 06/01/2017	9	9	3.50%, 10/01/2044	877	944
6.50%, 06/01/2018	4	4	3.50%, 11/01/2044	884	951
6.50%, 08/01/2021	4	4	3.50%, 03/01/2045	916	982
6.50%, 12/01/2021	27	31	3.50%, 03/01/2045	2,173	2,324
6.50%, 04/01/2022	30	34	3.50%, 06/01/2045	1,542	1,659
6.50%, 05/01/2022	13	15	3.50%, 09/01/2045	1,328	1,421
6.50%, 05/01/2023	18	19	3.50%, 01/01/2046	974	1,047
6.50%, 04/01/2024	7	8	4.00%, 01/01/2034	925	1,002
6.50%, 04/01/2026	5	5	4.00%, 11/01/2040	902	971
6.50%, 05/01/2026	2	3	4.00%, 12/01/2040	877	962
6.50%, 05/01/2026	6	7	4.00%, 02/01/2041	2,213	2,427
6.50%, 12/01/2027	6	7	4.00%, 03/01/2041	2,143	2,304
6.50%, 01/01/2028	7	8	4.00%, 02/01/2042	1,366	1,498
			4.00%, 04/01/2042	1,008	1,083

See accompanying notes.

41

Schedule of Investments
Government & High Quality Bond Account
June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2043	$754	$828	6.50%, 07/01/2028	$11	$13
4.00%, 10/01/2043	705	772	6.50%, 09/01/2028	19	22
4.00%, 10/01/2043	718	778	6.50%, 02/01/2029	4	5
4.00%, 08/01/2044	837	919	6.50%, 03/01/2029	11	12
4.00%, 10/01/2044	2,540	2,758	6.50%, 04/01/2029	5	6
4.00%, 02/01/2045	1,366	1,502	6.50%, 06/01/2031	12	13
4.00%, 09/01/2045	2,690	2,962	6.50%, 06/01/2031	10	12
4.50%, 12/01/2019	34	35	6.50%, 01/01/2032	4	5
4.50%, 01/01/2020	126	130	6.50%, 04/01/2032	62	72
4.50%, 08/01/2039	712	795	6.50%, 08/01/2032	20	23
4.50%, 09/01/2039	1,069	1,176	6.50%, 11/01/2032	32	37
4.50%, 03/01/2042	721	806	6.50%, 02/01/2033	32	36
4.50%, 09/01/2043	1,175	1,317	6.50%, 12/01/2036	73	84
4.50%, 09/01/2043	2,864	3,212	6.50%, 07/01/2037	54	65
4.50%, 10/01/2043	1,440	1,614	6.50%, 07/01/2037	38	46
4.50%, 11/01/2043	1,626	1,823	6.50%, 02/01/2038	42	52
4.50%, 09/01/2044	847	952	7.00%, 11/01/2027	7	8
5.00%, 01/01/2018	49	50	7.00%, 08/01/2028	27	31
5.00%, 11/01/2018	48	49	7.00%, 12/01/2028	22	26
5.00%, 05/01/2033	2,000	2,270	7.00%, 10/01/2029	26	31
5.00%, 04/01/2035	157	177	7.00%, 05/01/2031	5	5
5.00%, 04/01/2035	201	227	7.00%, 11/01/2031	46	51
5.00%, 07/01/2035	10	11	7.50%, 04/01/2022	1	1
5.00%, 02/01/2038	548	621	7.50%, 11/01/2029	15	16
5.00%, 02/01/2040	2,230	2,531	8.00%, 05/01/2027	19	21
5.00%, 07/01/2041	1,775	2,023	8.00%, 09/01/2027	10	10
5.50%, 08/01/2017	13	13	8.00%, 06/01/2030	3	4
5.50%, 12/01/2017	9	9	8.50%, 10/01/2027	32	33
5.50%, 01/01/2018	17	18	9.00%, 09/01/2030	9	11
5.50%, 07/01/2019	28	29			$89,283
5.50%, 08/01/2019	5	5	Government National Mortgage Association (GNMA) -
5.50%, 08/01/2019	8	8	8.20%
5.50%, 08/01/2019	8	8	3.00%, 04/15/2027	950	1,002
5.50%, 08/01/2019	64	66	3.00%, 11/15/2042	1,518	1,587
5.50%, 08/01/2019	13	14	3.00%, 12/15/2042	2,748	2,874
5.50%, 08/01/2019	6	6	3.00%, 02/15/2043	2,243	2,359
5.50%, 09/01/2019	37	39	3.50%, 12/20/2041	1,461	1,556
5.50%, 10/01/2019	16	17	3.50%, 01/15/2043	1,784	1,915
5.50%, 05/01/2024	16	18	3.50%, 06/20/2043	1,153	1,240
5.50%, 05/01/2033	34	37	3.50%, 04/20/2045	1,300	1,389
5.50%, 06/01/2033	126	143	3.50%, 09/20/2045	1,658	1,780
5.50%, 06/01/2033	97	110	4.00%, 08/15/2041	1,505	1,642
5.50%, 09/01/2033	508	584	4.50%, 07/15/2040	1,153	1,279
5.50%, 02/01/2037	13	14	5.00%, 09/15/2033	9	10
5.50%, 03/01/2038	197	227	5.00%, 02/15/2034	528	596
5.50%, 03/01/2038	280	318	5.00%, 09/15/2039	75	85
5.50%, 08/01/2038	152	174	5.50%, 07/20/2033	239	269
6.00%, 12/01/2016	3	3	5.50%, 11/15/2033	46	53
6.00%, 08/01/2017	17	17	5.50%, 03/20/2034	255	293
6.00%, 06/01/2022	33	37	5.50%, 05/20/2035	222	250
6.00%, 11/01/2028	15	17	5.50%, 01/15/2039	72	83
6.00%, 08/01/2031	68	78	5.50%, 03/15/2039	139	157
6.00%, 12/01/2031	18	20	6.00%, 06/20/2024	49	55
6.00%, 01/01/2033	100	116	6.00%, 02/20/2026	5	6
6.00%, 02/01/2034	24	28	6.00%, 04/20/2026	8	10
6.00%, 05/01/2037	218	240	6.00%, 05/20/2026	5	6
6.00%, 07/01/2037	243	280	6.00%, 06/20/2026	7	7
6.00%, 11/01/2037	30	34	6.00%, 06/20/2026	9	10
6.00%, 12/01/2037	9	10	6.00%, 07/20/2026	3	4
6.00%, 03/01/2038	100	114	6.00%, 09/20/2026	9	10
6.00%, 08/01/2038	589	682	6.00%, 03/20/2027	22	25
6.50%, 08/01/2017	5	5	6.00%, 01/20/2028	6	7
6.50%, 11/01/2023	25	29	6.00%, 03/20/2028	4	5
6.50%, 05/01/2024	18	21	6.00%, 06/20/2028	23	26
6.50%, 09/01/2024	20	23	6.00%, 07/20/2028	15	17
6.50%, 07/01/2025	13	15	6.00%, 02/20/2029	14	16
6.50%, 08/01/2025	33	36	6.00%, 03/20/2029	27	31
6.50%, 02/01/2026	6	7	6.00%, 07/20/2029	29	33
6.50%, 03/01/2026	2	2	6.00%, 05/20/2032(a)	48	57
6.50%, 05/01/2026	4	5	6.00%, 07/20/2033	188	221
6.50%, 06/01/2026	2	3

See accompanying notes.

42

		Schedule of Investments
	Government & High Quality Bond Account
		June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)
6.50%, 12/20/2025	$13	$15
6.50%, 01/20/2026	8	8
6.50%, 02/20/2026	13	15
6.50%, 03/20/2031	17	21
6.50%, 04/20/2031	18	22
7.00%, 01/15/2028	1	2
7.00%, 01/15/2028	8	9
7.00%, 01/15/2028	1	1
7.00%, 01/15/2028	4	4
7.00%, 01/15/2028	1	1
7.00%, 03/15/2028	104	117
7.00%, 05/15/2028	39	43
7.00%, 01/15/2029	17	19
7.00%, 03/15/2029	5	5
7.00%, 05/15/2031	13	16
7.00%, 06/20/2031	13	16
7.00%, 09/15/2031	36	42
7.00%, 06/15/2032	200	236
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	2	2
7.50%, 04/15/2023	13	14
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	3	3
7.50%, 10/15/2023	6	7
7.50%, 11/15/2023	6	7
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	4
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$21,604

U.S. Treasury - 9.65%
1.00%, 02/15/2018	5,600	5,637
2.25%, 11/30/2017	5,000	5,118
3.13%, 05/15/2021	6,000	6,601
4.25%, 11/15/2040	800	1,120
5.25%, 11/15/2028	1,500	2,111
6.25%, 08/15/2023	3,600	4,825
		$25,412
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$177,318
Total Investments		$260,938
Other Assets and Liabilities - 0.93%		$2,440
TOTAL NET ASSETS - 100.00%		$263,378

(a)	Variable Rate. Rate shown is in effect at June 30, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,593 or 6.30% of net assets.
(c)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.45%
Government	9.65%
Asset Backed Securities	1.18%
Investment Companies	0.79%
Other Assets and Liabilities	0.93%
TOTAL NET ASSETS	100.00%

See accompanying notes.

43

Schedule of Investments
Income Account
June 30, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b),(c)	500,000	$—		Banks (continued)
				US Bancorp
				1.65%, 05/15/2017	$2,000	$2,010
Transportation - 0.00%				3.60%, 09/11/2024	250	269
Trailer Bridge Inc (a),(c)	1,186	—
				Wells Fargo & Co
				7.98%, 12/31/2049(d),(f)	2,000	2,093
TOTAL COMMON STOCKS		$—				$20,715
INVESTMENT COMPANIES - 1.19%	Shares Held	Value(000	's)
				Beverages - 1.73%
Money Market Funds - 1.19%				Anheuser-Busch InBev Finance Inc
BlackRock Liquidity Funds FedFund Portfolio	2,869,091	2,869		3.65%, 02/01/2026	1,000	1,071
				Anheuser-Busch InBev Worldwide Inc
TOTAL INVESTMENT COMPANIES		$2,869		2.50%, 07/15/2022	750	763
	Principal			7.75%, 01/15/2019	1,000	1,157
BONDS- 64.53%	Amount (000's)	Value(000	's)	Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Aerospace & Defense - 0.47%				9.50%, 08/15/2019(e)	1,114	1,163
Boeing Co/The
8.75%, 08/15/2021	$850	$1,135				$4,154
				Biotechnology - 2.05%
Airlines - 0.00%				Amgen Inc
Southwest Airlines Co 1994-A Pass Through				3.63%, 05/15/2022	500	538
Trust				3.88%, 11/15/2021	2,000	2,181
9.15%, 07/01/2016	6	6		Gilead Sciences Inc
				3.65%, 03/01/2026	1,000	1,088
				4.40%, 12/01/2021	1,000	1,129
Apparel - 0.21%						$4,936
Under Armour Inc
3.25%, 06/15/2026	500	505		Chemicals - 0.63%
				Airgas Inc
				1.65%, 02/15/2018	1,000	1,003
Automobile Floor Plan Asset Backed Securities - 2.48%				Eagle Spinco Inc
BMW Floorplan Master Owner Trust				4.63%, 02/15/2021	500	512
0.94%, 07/15/2020(d),(e)	1,500	1,500
						$1,515
CNH Wholesale Master Note Trust
1.04%, 08/15/2019(d),(e)	2,000	2,000		Commercial Services - 1.01%
Ford Credit Floorplan Master Owner Trust A				ERAC USA Finance LLC
0.84%, 02/15/2019(d)	500	500		6.38%, 10/15/2017(e)	1,000	1,060
Volkswagen Credit Auto Master Trust				7.00%, 10/15/2037(e)	1,000	1,362
0.80%, 07/22/2019(d),(e)	2,000	1,975				$2,422
		$5,975
				Computers - 0.74%
Automobile Manufacturers - 0.66%				Apple Inc
American Honda Finance Corp				2.40%, 05/03/2023	1,750	1,782
1.13%, 10/07/2016(d)	500	501

Ford Motor Credit Co LLC				Credit Card Asset Backed Securities - 0.96%
4.39%, 01/08/2026	500	546
				Cabela's Credit Card Master Note Trust
General Motors Co				0.79%, 03/16/2020(d)	1,325	1,318
4.88%, 10/02/2023	500	532		0.99%, 10/15/2019(d),(e)	500	500
		$1,579		1.11%, 07/17/2023(d)	500	494
Banks- 8.61%						$2,312

Bank of America Corp
5.42%, 03/15/2017	800	822		Diversified Financial Services - 1.56%
8.00%, 07/29/2049(d),(f)	1,000	994		GE Capital International Funding Co
8.13%, 12/29/2049(d),(f)	1,000	1,002		Unlimited Co
				2.34%, 11/15/2020(e)	413	425

Bank of New York Mellon Corp/The				International Lease Finance Corp
2.80%, 05/04/2026	500	519		8.75%, 03/15/2017(d)	1,000	1,044

Citigroup Inc				Jefferies Group LLC
3.88%, 03/26/2025	1,000	1,010
				6.25%, 01/15/2036	1,425	1,433
4.50%, 01/14/2022	1,000	1,105
				8.50%, 07/15/2019	750	857

Goldman Sachs Group Inc/The						$3,759
5.38%, 03/15/2020	2,000	2,225
ING Bank NV				Electric - 6.44%
5.00%, 06/09/2021(e)	1,000	1,135		Entergy Louisiana LLC
JPMorgan Chase & Co				3.25%, 04/01/2028	500	526
3.63%, 05/13/2024	1,000	1,062		Entergy Texas Inc
7.90%, 04/29/2049(d),(f)	1,000	1,020		2.55%, 06/01/2021	500	516
Morgan Stanley				Exelon Generation Co LLC
5.50%, 07/28/2021	1,000	1,142		6.20%, 10/01/2017	1,000	1,057
6.25%, 08/09/2026	850	1,069		GenOn Americas Generation LLC
PNC Financial Services Group Inc/The				8.50%, 10/01/2021	1,250	994
6.75%, 07/29/2049(d),(f)	2,000	2,232		GenOn Energy Inc
SunTrust Bank/Atlanta GA				9.88%, 10/15/2020	750	532
2.75%, 05/01/2023	1,000	1,006		LG&E & KU Energy LLC
				4.38%, 10/01/2021	1,000	1,104

See accompanying notes.

44

Schedule of Investments
Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Iron & Steel - 0.86%
Metropolitan Edison Co			Allegheny Technologies Inc
3.50%, 03/15/2023(e)	$1,000	$1,029	5.95%, 01/15/2021	$2,000	$1,660
Oncor Electric Delivery Co LLC			7.88%, 08/15/2023(d)	500	417
7.00%, 09/01/2022	2,000	2,547			$2,077
PacifiCorp
5.25%, 06/15/2035	850	1,027	Leisure Products & Services - 1.21%
6.25%, 10/15/2037	500	691	Carnival Corp
Solar Star Funding LLC			7.20%, 10/01/2023	1,475	1,827
5.38%, 06/30/2035(e)	1,500	1,778	Royal Caribbean Cruises Ltd
Southwestern Electric Power Co			7.25%, 03/15/2018	1,000	1,080
3.55%, 02/15/2022	1,000	1,066			$2,907
TransAlta Corp			Lodging - 0.33%
4.50%, 11/15/2022	1,750	1,595	Boyd Gaming Corp
Tucson Electric Power Co			6.88%, 05/15/2023	750	799
3.85%, 03/15/2023	1,000	1,041
		$15,503
			Media- 3.21%
Electronics - 0.56%			21st Century Fox America Inc
Corning Inc			6.40%, 12/15/2035	1,000	1,270
4.75%, 03/15/2042	750	783	8.00%, 10/17/2016	1,000	1,020
6.63%, 05/15/2019	500	561	Comcast Corp
		$1,344	6.45%, 03/15/2037	2,000	2,752

			Historic TW Inc
			9.15%, 02/01/2023	250	336
Entertainment - 0.21%
Greektown Holdings LLC/Greektown
Mothership Corp			Time Warner Cable Inc
8.88%, 03/15/2019(e)	250	260	6.55%, 05/01/2037	1,500	1,748
			6.75%, 06/15/2039	500	587
Peninsula Gaming LLC / Peninsula Gaming
Corp					$7,713
8.38%, 02/15/2018(e)	250	251	Miscellaneous Manufacturers - 0.07%
		$511	General Electric Co
			5.30%, 02/11/2021	144	167
Environmental Control - 1.08%
Advanced Disposal Services Inc
8.25%, 10/01/2020	1,500	1,515	Oil & Gas - 5.30%
Republic Services Inc			BG Energy Capital PLC
3.55%, 06/01/2022	1,000	1,080	4.00%, 10/15/2021(e)	2,000	2,181
		$2,595	BP Capital Markets PLC
			3.25%, 05/06/2022	1,000	1,050
Food- 0.23%			Linn Energy LLC / Linn Energy Finance
Kraft Heinz Foods Co			Corp
3.95%, 07/15/2025(e)	500	544
			0.00%, 05/15/2019(a)	1,000	176
			Nabors Industries Inc
Forest Products & Paper - 0.90%			5.00%, 09/15/2020	1,000	941
Plum Creek Timberlands LP			Petro-Canada
4.70%, 03/15/2021	2,000	2,178	9.25%, 10/15/2021	1,075	1,406
			Phillips 66
			4.30%, 04/01/2022	1,000	1,092
Healthcare - Services - 1.69%			Rowan Cos Inc
HCA Inc			4.88%, 06/01/2022	750	656
7.50%, 11/06/2033	250	266	5.00%, 09/01/2017	2,000	2,025
HealthSouth Corp			W&T Offshore Inc
5.75%, 11/01/2024	500	502	8.50%, 06/15/2019	2,500	625
7.75%, 09/15/2022	230	238	Whiting Petroleum Corp
Roche Holdings Inc			5.75%, 03/15/2021	1,250	1,128
0.97%, 09/30/2019(d),(e)	1,000	1,000
			XTO Energy Inc
Surgery Center Holdings Inc			6.75%, 08/01/2037	1,000	1,477
8.88%, 04/15/2021(e)	2,000	2,055
					$12,757
		$4,061
			Oil & Gas Services - 2.06%
Housewares - 0.23%			Archrock Partners LP / Archrock Partners
Newell Brands Inc			Finance Corp
4.20%, 04/01/2026	500	542	6.00%, 04/01/2021	2,000	1,790
			Schlumberger Holdings Corp
Insurance - 2.87%			3.63%, 12/21/2022(e)	500	529
Fidelity National Financial Inc			4.00%, 12/21/2025(e)	500	538
6.60%, 05/15/2017	2,500	2,605	Weatherford International Ltd
First American Financial Corp			4.50%, 04/15/2022	250	214
4.30%, 02/01/2023	2,000	2,047	5.13%, 09/15/2020	2,000	1,890
Prudential Financial Inc					$4,961
7.38%, 06/15/2019	1,000	1,160
8.88%, 06/15/2068(d)	1,000	1,100	Other Asset Backed Securities - 0.97%
			Drug Royalty II LP 2
		$6,912	3.48%, 07/15/2023(d),(e)	1,361	1,343

See accompanying notes.

45

Schedule of Investments Income Account June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities (continued)			Telecommunications (continued)
PFS Financing Corp			T-Mobile USA Inc
1.06%, 04/15/2020(d),(e)	$1,000	$991	6.38%, 03/01/2025	$500	$523
		$2,334			$2,891

Packaging & Containers - 0.44%			Transportation - 1.05%
Sealed Air Corp			Trailer Bridge Inc
6.88%, 07/15/2033(e)	1,000	1,060	0.00%, 11/15/2016(a),(b),(c)	2,000	—
			17.00%, PIK 16.50%, 03/31/2017(b),(c),(d),(g)	2,826	2,536
					$2,536
Pharmaceuticals - 1.18%
AbbVie Inc			Trucking & Leasing - 0.85%
2.90%, 11/06/2022	1,000	1,019	Penske Truck Leasing Co Lp / PTL Finance
Actavis Funding SCS			Corp
3.80%, 03/15/2025	1,000	1,042	3.75%, 05/11/2017(e)	2,000	2,038
4.55%, 03/15/2035	750	771
		$2,832	TOTAL BONDS		$155,253
Pipelines - 2.94%			SENIOR FLOATING RATE INTERESTS -	Principal
ANR Pipeline Co			0.08%	Amount (000's)	Value(000	's)
9.63%, 11/01/2021	1,000	1,312	Transportation - 0.08%
Buckeye Partners LP			Trailer Bridge Inc, Term Loan
4.35%, 10/15/2024	500	495	10.00%, 10/03/2016 (b),(c),(d)	$183	$183
Columbia Pipeline Group Inc
4.50%, 06/01/2025	1,000	1,075	TOTAL SENIOR FLOATING RATE INTERESTS		$183
El Paso Natural Gas Co LLC			U.S. GOVERNMENT & GOVERNMENT	Principal
7.50%, 11/15/2026	2,100	2,280	AGENCY OBLIGATIONS - 33.00%	Amount (000's)	Value(000	's)
Express Pipeline LLC
7.39%, 12/31/2019(e)	226	235	Federal Home Loan Mortgage Corporation (FHLMC) -
			5.38%
Southeast Supply Header LLC			3.00%, 10/01/2042	$767	$799
4.25%, 06/15/2024(e)	750	743
			3.00%, 11/01/2042	757	787
Southern Natural Gas Co LLC			3.50%, 10/01/2041	847	895
8.00%, 03/01/2032	850	942	3.50%, 04/01/2042	1,895	2,007
		$7,082	3.50%, 04/01/2042	1,095	1,158
REITS- 6.43%			3.50%, 04/01/2045	935	1,000
Alexandria Real Estate Equities Inc			4.00%, 02/01/2045	748	801
4.30%, 01/15/2026	1,000	1,061	4.50%, 08/01/2033	266	291
4.60%, 04/01/2022	1,250	1,352	4.50%, 05/01/2039	600	656
CubeSmart LP			4.50%, 06/01/2039	335	366
4.80%, 07/15/2022	2,000	2,222	4.50%, 07/01/2039	1,150	1,274
HCP Inc			4.50%, 12/01/2040	611	671
3.75%, 02/01/2019	1,000	1,035	4.50%, 10/01/2041	696	764
Hospitality Properties Trust			5.00%, 08/01/2019	107	110
4.65%, 03/15/2024	750	764	5.00%, 08/01/2035	847	955
5.00%, 08/15/2022	750	806	5.50%, 11/01/2017	15	15
Kimco Realty Corp			5.50%, 01/01/2018	8	8
6.88%, 10/01/2019	2,000	2,306	5.50%, 05/01/2031	40	45
Omega Healthcare Investors Inc			5.50%, 06/01/2035	51	57
5.25%, 01/15/2026	500	532	6.00%, 03/01/2031	17	19
Simon Property Group LP			6.00%, 05/01/2032	29	34
10.35%, 04/01/2019	2,000	2,436	6.00%, 06/01/2038	155	181
Ventas Realty LP / Ventas Capital Corp			6.50%, 06/01/2029	14	17
3.25%, 08/15/2022	1,750	1,809	6.50%, 08/01/2029	21	24
Welltower Inc			7.00%, 01/01/2032	5	5
6.13%, 04/15/2020	1,000	1,139	9.00%, 01/01/2025	4	4
		$15,462			$12,943

Savings & Loans - 0.25%			Federal National Mortgage Association (FNMA) - 14.13%
First Niagara Financial Group Inc			3.00%, 03/01/2042	1,277	1,327
7.25%, 12/15/2021	500	591	3.00%, 03/01/2042	1,344	1,397
			3.00%, 05/01/2042	712	740
			3.00%, 06/01/2042	646	672
Software - 0.86%			3.00%, 06/01/2042	1,300	1,352
Oracle Corp			3.50%, 12/01/2040	1,069	1,131
2.50%, 05/15/2022	1,000	1,022	3.50%, 12/01/2041	382	405
2.95%, 05/15/2025	1,000	1,039	3.50%, 03/01/2042	627	664
		$2,061	3.50%, 04/01/2042	1,180	1,249
Telecommunications - 1.20%			3.50%, 02/01/2043	782	835
Qwest Corp			3.50%, 06/01/2043	1,222	1,306
6.75%, 12/01/2021	2,000	2,164	3.50%, 03/01/2045	902	965
Sprint Corp			4.00%, 03/01/2039	791	850
7.88%, 09/15/2023	250	204	4.00%, 08/01/2040	663	713
			4.00%, 09/01/2040	1,507	1,643
			4.00%, 11/01/2040	798	859
			4.00%, 10/01/2041	841	902

See accompanying notes.

46

Schedule of Investments Income Account June 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(d) Variable Rate. Rate shown is in effect at June 30, 2016.
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		(e)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)			registration, normally to qualified institutional buyers. At the end of the
4.00%, 10/01/2041	$636	$683	period, the value of these securities totaled $27,695 or 11.51% of net
4.00%, 11/01/2041	924	992	assets.
4.00%, 04/01/2042	586	630	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
4.00%, 11/01/2043	724	784	interest, but they may be called by the issuer at an earlier date.
4.00%, 11/01/2043	1,835	2,003	(g)	Payment in kind; the issuer has the option of paying additional securities
4.00%, 01/01/2044	1,629	1,765	in lieu of cash.
4.00%, 02/01/2044	2,199	2,394
4.00%, 09/01/2044	778	834
4.50%, 06/01/2039	216	236
4.50%, 08/01/2039	326	362	Portfolio Summary (unaudited)
4.50%, 08/01/2040	1,092	1,195	Sector	Percent
4.50%, 10/01/2040	1,089	1,193	Financial	19.72%
4.50%, 12/01/2040	636	701	Mortgage Securities	19.56%
4.50%, 08/01/2041	749	821	Government	13.44%
4.50%, 05/01/2044	1,065	1,162	Energy	10.30%
5.00%, 01/01/2018	24	25	Consumer, Non-cyclical	7.89%
5.00%, 08/01/2035	345	383	Utilities	6.44%
5.50%, 03/01/2033	39	44	Industrial	4.60%
5.50%, 06/01/2033	185	210	Communications	4.41%
5.50%, 02/01/2035	343	389	Asset Backed Securities	4.41%
6.00%, 04/01/2032	44	51	Consumer, Cyclical	2.85%
6.50%, 05/01/2031	5	6	Basic Materials	2.39%
6.50%, 04/01/2032	71	82	Technology	1.60%
6.50%, 05/01/2032	28	34	Investment Companies	1.19%
7.00%, 01/01/2030	2	2	Other Assets and Liabilities	1.20%
		$33,991	TOTAL NET ASSETS	100.00%
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032(d)	41	48
7.00%, 06/20/2031	46	58
9.00%, 02/15/2025	3	3
		$109

U.S. Treasury - 13.44%
0.75%, 10/31/2017	1,000	1,002
0.88%, 02/28/2017	1,000	1,003
1.38%, 11/30/2018	1,000	1,017
1.63%, 11/15/2022	2,000	2,047
1.75%, 05/15/2022	2,000	2,067
2.00%, 11/15/2021	1,000	1,048
2.38%, 05/31/2018	1,000	1,034
2.50%, 05/15/2024	1,000	1,086
2.63%, 11/15/2020	2,000	2,143
2.75%, 02/15/2019	1,000	1,054
2.75%, 02/15/2024	1,000	1,104
2.88%, 05/15/2043	1,000	1,125
2.88%, 08/15/2045	1,000	1,123
3.00%, 11/15/2044	1,000	1,150
3.13%, 05/15/2019	2,000	2,138
3.13%, 05/15/2021	1,000	1,100
3.13%, 08/15/2044	1,000	1,177
3.38%, 05/15/2044	1,000	1,232
3.50%, 02/15/2039	1,000	1,262
3.63%, 02/15/2020	2,000	2,201
3.63%, 02/15/2044	1,000	1,289
3.75%, 08/15/2041	1,000	1,304
3.75%, 11/15/2043	2,000	2,639
		$32,345
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$79,388
Total Investments		$237,693
Other Assets and Liabilities - 1.20%		$2,896
TOTAL NET ASSETS - 100.00%		$240,589

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,719 or 1.13% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,719 or 1.13% of net assets.

See accompanying notes.

47

Schedule of Investments LargeCap Growth Account June 30, 2016 (unaudited)

COMMON STOCKS - 96.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.55%			Iron & Steel - 1.18%
Delta Air Lines Inc	43,614	$1,589	Nucor Corp	24,400	$1,206

Apparel - 0.84%			Leisure Products & Services - 1.55%
Under Armour Inc (a)	21,345	857	Royal Caribbean Cruises Ltd	23,662	1,589

Automobile Manufacturers - 0.95%			Lodging - 1.08%
Ford Motor Co	77,600	975	Wynn Resorts Ltd	12,251	1,110

Banks - 1.46%			Oil & Gas - 1.18%
Capital One Financial Corp	23,588	1,498	Pioneer Natural Resources Co	7,996	1,209

Beverages - 1.65%			Pharmaceuticals - 7.33%
Constellation Brands Inc	10,255	1,696	Bristol-Myers Squibb Co	57,866	4,256
			DexCom Inc (a)	19,610	1,556
			Eli Lilly & Co	21,525	1,695
Biotechnology - 2.31%					$7,507
Gilead Sciences Inc	28,427	2,371
			Retail - 13.40%
			Dollar Tree Inc (a)	11,200	1,055

Building Materials - 1.83%			McDonald's Corp	12,690	1,527
Masco Corp	60,700	1,878	Panera Bread Co (a)	5,191	1,100
			Starbucks Corp	40,418	2,309
Chemicals - 2.88%			Target Corp	23,077	1,611
PPG Industries Inc	28,295	2,947	TJX Cos Inc/The	31,682	2,447
			Ulta Salon Cosmetics & Fragrance Inc (a)	15,095	3,678
					$13,727
Commercial Services - 5.87%
Equifax Inc	8,153	1,047	Semiconductors - 5.83%
FleetCor Technologies Inc (a)	17,286	2,474	Broadcom Ltd	12,528	1,947
PayPal Holdings Inc (a)	38,900	1,420	Lam Research Corp	20,826	1,751
S&P Global Inc	9,992	1,072	Micron Technology Inc (a)	53,600	737
		$6,013	NXP Semiconductors NV (a)	19,646	1,539
					$5,974
Computers - 4.13%
Accenture PLC - Class A	8,700	986	Software - 5.68%
Apple Inc	33,922	3,243	Activision Blizzard Inc	59,236	2,348
		$4,229	Microsoft Corp	47,900	2,451
			salesforce.com Inc (a)	12,800	1,016

Cosmetics & Personal Care - 1.60%					$5,815
Procter & Gamble Co/The	19,400	1,643
			Transportation - 0.98%
Diversified Financial Services - 7.68%			FedEx Corp	6,637	1,007
MasterCard Inc	42,058	3,703
Visa Inc	56,140	4,164	TOTAL COMMON STOCKS		$99,213
		$7,867	INVESTMENT COMPANIES - 3.27%	Shares Held Value (000's)

Entertainment - 0.50%			Money Market Funds - 3.27%
Six Flags Entertainment Corp	8,900	516	BlackRock Liquidity Funds FedFund Portfolio	3,353,591	3,354

			TOTAL INVESTMENT COMPANIES		$3,354
Food - 4.74%			Total Investments		$102,567
Kellogg Co	22,700	1,853	Other Assets and Liabilities - (0.10)%		$(107)
Kraft Heinz Co/The	15,300	1,354	TOTAL NET ASSETS - 100.00%		$102,460
Mondelez International Inc	36,337	1,654
		$4,861

Healthcare - Products - 7.77%			(a) Non-Income Producing Security
Boston Scientific Corp (a)	45,500	1,063
Edwards Lifesciences Corp (a)	31,327	3,124
Intuitive Surgical Inc (a)	3,383	2,238
			Portfolio Summary (unaudited)
Thermo Fisher Scientific Inc	10,389	1,535	Sector		Percent
		$7,960	Consumer, Non-cyclical		31.28%
Housewares - 1.05%			Consumer, Cyclical		20.92%
Newell Brands Inc	22,100	1,073	Technology		15.64%
			Communications		11.80%
			Financial		9.14%
Internet - 11.81%			Basic Materials		4.06%
Alphabet Inc - A Shares (a)	6,170	4,341
			Investment Companies		3.27%
Amazon.com Inc (a)	5,213	3,731
			Industrial		2.81%
Facebook Inc (a)	35,214	4,024
			Energy		1.18%
		$12,096	Other Assets and Liabilities		(0.10)%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

48

Schedule of Investments MidCap Account June 30, 2016 (unaudited)

COMMON STOCKS - 99.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.00%			Insurance (continued)
TransDigm Group Inc (a)	69,863	$18,422	Willis Towers Watson PLC	49,575	$6,163
					$81,345

Banks - 1.09%			Internet - 3.07%
M&T Bank Corp	56,590	6,691	Liberty Ventures (a)	206,427	7,652
			VeriSign Inc (a)	129,837	11,226
					$18,878
Building Materials - 1.32%
Armstrong World Industries Inc (a)	70,084	2,744	Machinery - Diversified - 1.99%
Martin Marietta Materials Inc	28,021	5,380	Roper Technologies Inc	71,496	12,194
		$8,124

Chemicals - 2.27%			Media - 6.28%
Air Products & Chemicals Inc	69,881	9,926	FactSet Research Systems Inc	20,495	3,308
Ecolab Inc	32,384	3,841	Liberty Braves Group - A Shares (a)	8,105	122
Ingevity Corp (a)	4,832	164	Liberty Braves Group - C Shares (a)	36,850	540
		$13,931	Liberty Broadband Corp - A Shares (a)	47,802	2,839
			Liberty Broadband Corp - C Shares (a)	150,362	9,022
Commercial Services - 11.04%			Liberty Global PLC - A Shares (a)	61,665	1,792

Brookfield Business Partners LP(a)	17,313	330	Liberty Global PLC - C Shares (a)	292,351	8,376
KAR Auction Services Inc	196,687	8,210	Liberty Global Plc LiLAC - A Shares (a)	11,545	373

Live Nation Entertainment Inc(a)	189,859	4,462	Liberty Global Plc LiLAC - C Shares (a)	43,643	1,418
Macquarie Infrastructure Corp	100,088	7,411	Liberty Media Group - A Shares (a)	20,264	388
Moody's Corp	174,217	16,326	Liberty Media Group - C Shares (a)	56,190	1,066

PayPal Holdings Inc(a)	145,982	5,330	Liberty SiriusXM Group - A Shares (a)	79,159	2,482
Robert Half International Inc	43,317	1,653	Liberty SiriusXM Group - C Shares (a)	222,962	6,883
S&P Global Inc	119,216	12,787
Verisk Analytics Inc (a)	139,282	11,293			$38,609
		$67,802	Miscellaneous Manufacturers - 1.38%
			Colfax Corp (a)	321,165	8,498
Distribution & Wholesale - 0.88%
Fastenal Co	55,716	2,473
HD Supply Holdings Inc (a)	83,432	2,905	Packaging & Containers - 0.18%
		$5,378	WestRock Co	28,995	1,127

Diversified Financial Services - 2.25%
FNF Group	340,406	12,765	Pharmaceuticals - 3.49%
FNFV Group (a)	92,795	1,065	Mead Johnson Nutrition Co	52,283	4,745
		$13,830	Zoetis Inc	351,821	16,697
					$21,442
Electric - 2.03%
Brookfield Infrastructure Partners LP	223,482	10,115	Private Equity - 0.96%
Brookfield Renewable Partners LP	79,898	2,380	KKR & Co LP	125,801	1,552
		$12,495	Onex Corp	71,341	4,359
					$5,911
Electronics - 0.63%
Sensata Technologies Holding NV (a)	110,061	3,840	Real Estate - 7.16%
			Brookfield Asset Management Inc	879,128	29,073
			Brookfield Property Partners LP	106,622	2,395
Engineering & Construction - 3.66%			CBRE Group Inc (a)	291,247	7,712
SBA Communications Corp (a)	208,571	22,513	Howard Hughes Corp/The (a)	42,256	4,830
					$44,010

Healthcare - Products - 1.81%			REITS - 2.70%
Becton Dickinson and Co	2,727	463	Crown Castle International Corp	21,034	2,134
CR Bard Inc	45,315	10,656	Equinix Inc	20,505	7,950
		$11,119	Forest City Realty Trust Inc	291,446	6,502
Healthcare - Services - 1.30%					$16,586
DaVita HealthCare Partners Inc (a)	103,164	7,977
			Retail - 16.65%
			AutoZone Inc (a)	14,087	11,183
Holding Companies - Diversified - 0.88%			CarMax Inc (a)	300,692	14,743
Leucadia National Corp	310,989	5,389	Copart Inc (a)	134,915	6,612
			Dollar General Corp	47,888	4,501
			Dollar Tree Inc (a)	178,550	16,827
Home Builders - 0.54%			Liberty Interactive Corp QVC Group (a)	332,533	8,436
Lennar Corp - A Shares	72,000	3,319	O'Reilly Automotive Inc (a)	58,292	15,803
			Restaurant Brands International Inc	267,423	11,125
Insurance - 13.24%			Ross Stores Inc	229,983	13,038
Alleghany Corp (a)	4,772	2,623			$102,268
Aon PLC	188,095	20,546
Arch Capital Group Ltd (a)	48,597	3,499	Semiconductors - 1.29%
			Microchip Technology Inc	156,252	7,931
Brown & Brown Inc	195,711	7,333
Loews Corp	246,662	10,135
Markel Corp (a)	23,355	22,252	Software - 5.90%
Progressive Corp/The	101,842	3,412	Autodesk Inc (a)	172,665	9,348
White Mountains Insurance Group Ltd	6,392	5,382	CDK Global Inc	72,164	4,005

See accompanying notes.

49

		Schedule of Investments
		MidCap Account
		June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)

Software (continued)
Fidelity National Information Services Inc	136,249	$10,039
Intuit Inc	71,565	7,987
MSCI Inc	63,172	4,872
		$36,251

Telecommunications - 1.41%
EchoStar Corp (a)	58,771	2,333
Motorola Solutions Inc	95,827	6,322
		$8,655

Textiles - 1.42%
Mohawk Industries Inc (a)	46,057	8,740

TOTAL COMMON STOCKS		$613,275
INVESTMENT COMPANIES - 0.00%	Shares Held Value (000's)

Money Market Funds - 0.00%
BlackRock Liquidity Funds FedFund Portfolio	6,070	6

TOTAL INVESTMENT COMPANIES		$6
Total Investments		$613,281
Other Assets and Liabilities - 0.18%		$1,114
TOTAL NET ASSETS - 100.00%		$614,395

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.40%
Consumer, Cyclical		19.49%
Consumer, Non-cyclical		17.64%
Industrial		12.16%
Communications		10.76%
Technology		7.19%
Basic Materials		2.27%
Utilities		2.03%
Diversified		0.88%
Investment Companies		0.00%
Other Assets and Liabilities		0.18%
TOTAL NET ASSETS		100.00%

See accompanying notes.

50

     Schedule of Investments Principal Capital Appreciation Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.10%			Distribution & Wholesale - 0.35%
Boeing Co/The	13,524	$1,757	Pool Corp	5,916	$556
Northrop Grumman Corp	9,727	2,162
Teledyne Technologies Inc (a)	9,512	942
			Diversified Financial Services - 3.96%
		$4,861	Ameriprise Financial Inc	10,201	917
Airlines - 0.55%			Charles Schwab Corp/The	35,558	900
Alaska Air Group Inc	14,850	866	Discover Financial Services	13,929	746
			FNF Group	39,445	1,479
			Synchrony Financial	58,628	1,482
Apparel - 1.32%			T Rowe Price Group Inc	6,219	454
Deckers Outdoor Corp (a)	9,821	565
			WisdomTree Investments Inc	23,158	227
NIKE Inc	27,196	1,501			$6,205
		$2,066
			Electric - 2.02%
Automobile Manufacturers - 0.71%			NextEra Energy Inc	10,430	1,360
PACCAR Inc	21,365	1,108	Xcel Energy Inc	40,348	1,807
					$3,167

Automobile Parts & Equipment - 1.24%			Electronics - 1.09%
Autoliv Inc	5,171	556	Trimble Navigation Ltd (a)	24,416	595
Johnson Controls Inc	25,004	1,107	Waters Corp (a)	7,967	1,120
Mobileye NV (a)	5,968	275
					$1,715
		$1,938
			Environmental Control - 1.65%
Banks - 5.77%			Stericycle Inc (a)	4,974	518
East West Bancorp Inc	23,793	813	Waste Connections Inc	28,625	2,062
Goldman Sachs Group Inc/The	6,987	1,038			$2,580
JPMorgan Chase & Co	24,782	1,540
PNC Financial Services Group Inc/The	13,181	1,073	Food - 3.04%
SVB Financial Group (a)	4,777	455	B&G Foods Inc	12,726	613
US Bancorp	39,858	1,607	General Mills Inc	24,171	1,724
Wells Fargo & Co	53,334	2,524	Kroger Co/The	33,213	1,222
		$9,050	McCormick & Co Inc/MD	11,267	1,202
			Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Beverages - 2.86%			Safeway, Inc. - CVR - Property Development	825	—
Anheuser-Busch InBev SA/NV ADR	7,560	996	Centers (a),(b),(c)
Brown-Forman Corp - B Shares	5,177	516			$4,761
Coca-Cola Co/The	25,794	1,169
PepsiCo Inc	16,936	1,794	Gas - 1.47%
		$4,475	Sempra Energy	20,155	2,298

Biotechnology - 1.53%
Biogen Inc (a)	4,324	1,046	Healthcare - Products - 4.60%
Gilead Sciences Inc	16,199	1,351	Abbott Laboratories	19,471	765
		$2,397	Becton Dickinson and Co	9,880	1,676
			Bio-Techne Corp	4,768	538
Building Materials - 0.32%			Edwards Lifesciences Corp (a)	8,921	890
Apogee Enterprises Inc	10,778	500	Medtronic PLC	7,704	668
			Thermo Fisher Scientific Inc	13,340	1,971
			Varian Medical Systems Inc (a)	8,460	696
Chemicals - 2.08%
EI du Pont de Nemours & Co	8,165	529			$7,204
FMC Corp	13,111	607	Healthcare - Services - 1.42%
Innospec Inc	10,951	504	DaVita HealthCare Partners Inc (a)	17,853	1,381
International Flavors & Fragrances Inc	4,281	540	Universal Health Services Inc	6,332	849
PPG Industries Inc	10,430	1,086			$2,230
		$3,266
			Housewares - 0.46%
Commercial Services - 0.93%			Tupperware Brands Corp	12,840	723
Aaron's Inc	24,648	539
PayPal Holdings Inc (a)	19,329	706
Robert Half International Inc	1,446	55	Insurance - 2.74%
TrueBlue Inc (a)	7,922	150	AmTrust Financial Services Inc	57,001	1,397
		$1,450	Chubb Ltd	16,385	2,142
			XL Group PLC	22,798	759
Computers - 3.85%					$4,298
Apple Inc	46,786	4,473
EMC Corp/MA	45,888	1,247	Internet - 5.36%
International Business Machines Corp	2,085	316	Alphabet Inc - A Shares (a)	2,910	2,047
		$6,036	Alphabet Inc - C Shares (a)	2,003	1,386
			Amazon.com Inc (a)	2,828	2,024
Consumer Products - 0.33%			comScore Inc (a)	2,591	62
Kimberly-Clark Corp	3,748	515	eBay Inc (a)	32,263	755
			Facebook Inc (a)	18,665	2,133
Cosmetics & Personal Care - 1.02%					$8,407
Procter & Gamble Co/The	18,936	1,603

See accompanying notes.

51

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel - 0.45%				Semiconductors (continued)
Reliance Steel & Aluminum Co	9,136	$703		Broadcom Ltd	4,991	$776
				Intel Corp	25,368	832
				Lam Research Corp	16,619	1,397
Leisure Products & Services - 0.21%
				Microchip Technology Inc	24,856	1,262
Harley-Davidson Inc	7,204	326
				QUALCOMM Inc	2,906	156
						$4,745
Machinery - Diversified - 2.04%
Deere & Co	19,899	1,613		Software - 6.03%
				Adobe Systems Inc (a)	17,255	1,653
Flowserve Corp	22,838	1,031
Roper Technologies Inc	3,241	553		Fair Isaac Corp	6,883	778
		$3,197		Fidelity National Information Services Inc	18,931	1,395
				Microsoft Corp	60,153	3,078
Media - 3.25%				Omnicell Inc (a)	23,568	807
Comcast Corp - Class A	36,819	2,400		Oracle Corp	34,328	1,405
Sirius XM Holdings Inc (a)	174,596	690		Tyler Technologies Inc (a)	1,988	331
Walt Disney Co/The	20,475	2,003				$9,447
		$5,093
				Telecommunications - 2.92%
Miscellaneous Manufacturers - 2.03%				Cisco Systems Inc	33,171	952
AptarGroup Inc	13,389	1,059		Verizon Communications Inc	64,880	3,623
Crane Co	9,001	510				$4,575
Donaldson Co Inc	6,018	207
General Electric Co	44,621	1,405		Toys, Games & Hobbies - 0.76%
		$3,181		Hasbro Inc	14,215	1,194

Oil & Gas - 5.38%
				Transportation - 0.95%
Chevron Corp	15,585	1,634
				Expeditors International of Washington Inc	15,954	783
Cimarex Energy Co	13,612	1,624
				Union Pacific Corp	8,026	700
Energen Corp	17,569	847
Exxon Mobil Corp	27,514	2,579				$1,483
HollyFrontier Corp	40,916	973		TOTAL COMMON STOCKS		$154,990
Noble Energy Inc	21,788	781		INVESTMENT COMPANIES - 0.85%	Shares Held Value (000's)
		$8,438		Money Market Funds - 0.85%
Oil & Gas Services - 1.02%				BlackRock Liquidity Funds FedFund Portfolio	1,340,177	1,340
Schlumberger Ltd	20,315	1,606
				TOTAL INVESTMENT COMPANIES		$1,340
				Total Investments		$156,330
Pharmaceuticals - 6.33%				Other Assets and Liabilities - 0.26%		$411
Allergan plc (a)	6,618	1,529
				TOTAL NET ASSETS - 100.00%		$156,741
Bristol-Myers Squibb Co	20,408	1,501
Johnson & Johnson	19,762	2,397
McKesson Corp	8,020	1,497		(a) Non-Income Producing Security
Perrigo Co PLC	5,338	484		(b)	Security is Illiquid. At the end of the period, the value of these securities
Pfizer Inc	40,423	1,423		totaled $0 or 0.00% of net assets.
Teva Pharmaceutical Industries Ltd ADR	3,880	195		(c)	Fair value of these investments is determined in good faith by the Manager
VCA Inc (a)	13,217	894		under procedures established and periodically reviewed by the Board of
		$9,920		Directors. At the end of the period, the fair value of these securities totaled
Pipelines - 0.60%				$0 or 0.00% of net assets.
Magellan Midstream Partners LP	12,303	935

REITS - 3.79%				Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	13,661	1,414		Sector		Percent
Essex Property Trust Inc	3,952	902		Consumer, Non-cyclical		22.05%
Realty Income Corp	22,330	1,549		Financial		16.54%
Ventas Inc	14,765	1,075		Technology		12.91%
Weyerhaeuser Co	33,732	1,004		Consumer, Cyclical		11.65%
		$5,944		Communications		11.53%
				Industrial		11.18%
Retail - 6.05%				Energy		7.00%
Chipotle Mexican Grill Inc (a)	1,637	659
				Utilities		3.49%
Copart Inc (a)	8,656	424		Basic Materials		2.53%
Costco Wholesale Corp	6,291	988		Investment Companies		0.86%
CVS Health Corp	21,319	2,041		Other Assets and Liabilities		0.26%
Dollar General Corp	21,477	2,019		TOTAL NET ASSETS		100.00%
Home Depot Inc/The	12,838	1,639
Nordstrom Inc	8,907	339
Starbucks Corp	24,169	1,381
		$9,490

Savings & Loans - 0.28%
Washington Federal Inc	18,075	438

Semiconductors - 3.03%
Applied Materials Inc	13,455	322
See accompanying notes.			52

     Schedule of Investments Real Estate Securities Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.90%	Shares Held Value (000's)		Portfolio Summary (unaudited)
			Sector	Percent
Lodging - 0.98%			Financial	96.74%
Hilton Worldwide Holdings Inc	76,148	$1,715	Technology	1.18%
			Consumer, Cyclical	0.98%
Real Estate - 0.65%			Investment Companies	0.72%
CBRE Group Inc (a)	43,080	1,141	Other Assets and Liabilities	0.38%
			TOTAL NET ASSETS	100.00%

REITS - 96.09%
Alexandria Real Estate Equities Inc	31,680	3,279
American Campus Communities Inc	43,697	2,310
American Tower Corp	25,149	2,857
Apartment Investment & Management Co	90,842	4,012
AvalonBay Communities Inc	44,310	7,993
Boston Properties Inc	56,382	7,437
Crown Castle International Corp	24,670	2,502
CubeSmart	119,389	3,687
DDR Corp	85,996	1,560
Duke Realty Corp	151,440	4,037
Education Realty Trust Inc	50,148	2,314
EPR Properties	44,147	3,562
Equinix Inc	25,170	9,759
Equity One Inc	112,199	3,610
Equity Residential	104,297	7,184
Essex Property Trust Inc	35,904	8,189
Extra Space Storage Inc	48,180	4,459
Federal Realty Investment Trust	9,953	1,648
First Industrial Realty Trust Inc	58,002	1,614
General Growth Properties Inc	204,617	6,102
Kilroy Realty Corp	27,026	1,791
Pebblebrook Hotel Trust	68,610	1,801
Physicians Realty Trust	116,161	2,440
Prologis Inc	155,824	7,642
Public Storage	22,872	5,846
Regency Centers Corp	26,640	2,231
Saul Centers Inc	32,164	1,985
Senior Housing Properties Trust	92,570	1,928
Simon Property Group Inc	94,600	20,519
SL Green Realty Corp	55,605	5,920
Spirit Realty Capital Inc	283,780	3,624
STORE Capital Corp	137,489	4,049
Sun Communities Inc	43,922	3,366
Sunstone Hotel Investors Inc	205,792	2,484
Tanger Factory Outlet Centers Inc	21,715	872
Terreno Realty Corp	26,230	679
Ventas Inc	19,351	1,409
Vornado Realty Trust	20,793	2,082
Welltower Inc	124,785	9,505
		$168,288

Software - 1.18%
InterXion Holding NV (a)	55,959	2,064

TOTAL COMMON STOCKS		$173,208
INVESTMENT COMPANIES - 0.72%	Shares Held Value (000's)

Money Market Funds - 0.72%
BlackRock Liquidity Funds FedFund Portfolio	1,256,852	1,257

TOTAL INVESTMENT COMPANIES		$1,257
Total Investments		$174,465
Other Assets and Liabilities - 0.38%		$663
TOTAL NET ASSETS - 100.00%		$175,128

(a) Non-Income Producing Security

See accompanying notes.

53

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.28%	Shares Held	Value (000's)

Money Market Funds - 0.26%
Cash Account Trust - Government & Agency	2,116,929	$2,117
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 1.00%
Principal EDGE Active Income ETF (a)	205,400	7,978

Principal Funds, Inc. Institutional Class - 63.93%
Blue Chip Fund (a)	2,339,328	37,359
Diversified International Fund (a)	8,103,986	88,171
EDGE MidCap Fund (a)	1,429,225	16,851
Global Diversified Income Fund (a)	1,177,119	15,844
Global Multi-Strategy Fund (a)	5,531,923	59,192
Global Real Estate Securities Fund (a)	2,294,249	21,543
High Yield Fund (a)	2,350,018	16,380
Inflation Protection Fund (a)	1,679,237	14,525
International Emerging Markets Fund (a)	964,676	19,978
International Small Company Fund (a)	893,904	8,430
LargeCap Growth Fund (a)	4,446,396	42,908
LargeCap Value Fund (a)	4,558,849	52,791
Preferred Securities Fund (a)	1,574,246	15,900
Principal Capital Appreciation Fund (a)	482,755	27,961
Real Estate Debt Income Fund (a)	823,405	8,028
Short-Term Income Fund (a)	2,563,535	31,378
Small-MidCap Dividend Income Fund (a)	2,432,606	34,032
		$511,271

Principal Variable Contracts Funds, Inc. Class 1 - 35.09%
Equity Income Account (a)	3,757,992	87,636
Government & High Quality Bond Account (a)	3,948,082	41,494
Income Account (a)	9,438,421	102,596
MidCap Account (a)	848,369	48,866
		$280,592
TOTAL INVESTMENT COMPANIES		$801,958
Total Investments		$801,958
Other Assets and Liabilities - (0.28)%		$(2,223)
TOTAL NET ASSETS - 100.00%		$799,735

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.58%
Fixed Income Funds	29.80%
International Equity Funds	17.26%
Specialty Funds	9.38%
Investment Companies	0.26%
Other Assets and Liabilities	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

54

Schedule of Investments
SAM Balanced Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016 June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,440,914	$33,609	4,806	$74	106,392	$1,672	2,339,328	$32,014
Diversified International Fund	6,588,088	79,090	1,585,370	17,889	69,472	750	8,103,986	96,133
EDGE MidCap Fund	1,131,594	11,323	297,631	3,416	—	—	1,429,225	14,739
Equity Income Account	4,025,769	44,250	13,552	309	281,329	6,273	3,757,992	41,039
Global Diversified Income Fund	1,256,285	16,854	32,153	421	111,319	1,450	1,177,119	15,707
Global Multi-Strategy Fund	5,995,036	63,524	1,687	18	464,800	4,904	5,531,923	58,357
Global Real Estate Securities Fund	1,883,207	16,452	454,239	4,173	43,197	391	2,294,249	20,209
Government & High Quality Bond	6,027,135	59,077	7,346	76	2,086,399	21,751	3,948,082	38,452
Account
High Yield Fund	2,999,235	20,587	97,865	665	747,082	5,173	2,350,018	15,724
Income Account	11,505,107	111,522	11,681	122	2,078,367	22,035	9,438,421	90,288
Inflation Protection Fund	1,824,644	15,601	1,393	12	146,800	1,226	1,679,237	14,349
International Emerging Markets Fund	734,130	17,239	230,547	4,504	—	—	964,677	21,743
International Small Company Fund	—	—	893,904	8,802	—	—	893,904	8,802
LargeCap Growth Fund	7,549,511	80,561	18,617	180	3,121,732	30,376	4,446,396	47,276
LargeCap Value Fund	4,231,177	53,947	517,350	5,779	189,678	2,126	4,558,849	57,251
MidCap Account	934,285	41,596	—	—	85,916	4,699	848,369	36,510
MidCap Value Fund I	1,262,939	18,620	—	—	1,262,939	16,265	—	—
Preferred Securities Fund	349,401	1,926	1,258,352	12,745	33,507	335	1,574,246	14,449
Principal Capital Appreciation Fund	511,378	26,010	1,037	58	29,660	1,677	482,755	24,403
Principal EDGE Active Income ETF	—	—	205,400	7,958	—	—	205,400	7,958
Real Estate Debt Income Fund	—	—	823,405	7,955	—	—	823,405	7,955
Short-Term Income Fund	3,041,351	37,097	28,516	347	506,332	6,159	2,563,535	31,267
SmallCap Growth Fund I	80,537	821	—	—	80,537	864	—	—
SmallCap Value Fund II	522,130	5,225	—	—	522,130	5,998	—	—
Small-MidCap Dividend Income Fund	1,969,184	21,334	511,506	7,097	48,084	639	2,432,606	27,755
		$776,265		$82,600		$134,763		$722,380

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$3			$—
Diversified International Fund		—			(96)			—
EDGE MidCap Fund		—			—			—
Equity Income Account		—			2,753			—
Global Diversified Income Fund		404			(118)			—
Global Multi-Strategy Fund		—			(281)			—
Global Real Estate Securities Fund		125			(25)			—
Government & High Quality Bond Account		—			1,050			—
High Yield Fund		629			(355)			—
Income Account		—			679			—
Inflation Protection Fund		—			(38)			—
International Emerging Markets Fund		—			—			—
International Small Company Fund		—			—			—
LargeCap Growth Fund		—			(3,089)			—
LargeCap Value Fund		—			(349)			—
MidCap Account		—			(387)			—
MidCap Value Fund I		—			(2,355)			—
Preferred Securities Fund		130			113			—
Principal Capital Appreciation Fund		—			12			—
Principal EDGE Active Income ETF		—			—			—
Real Estate Debt Income Fund		27			—			—
Short-Term Income Fund		314			(18)			—
SmallCap Growth Fund I		—			43			—
SmallCap Value Fund II		—			773			—
Small-MidCap Dividend Income Fund		315			(37)			—
		$1,944			$(1,722)			$—
Amounts in thousands except shares

See accompanying notes.

55

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.73%	Shares Held	Value (000's)

Money Market Funds - 0.73%
Cash Account Trust - Government & Agency	1,522,261	$1,522
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.33%
Principal EDGE Active Income ETF (a)	125,400	4,871

Principal Funds, Inc. Institutional Class - 56.86%
Blue Chip Fund (a)	255,874	4,086
Diversified International Fund (a)	1,506,883	16,395
EDGE MidCap Fund (a)	309,637	3,651
Global Diversified Income Fund (a)	515,449	6,938
Global Multi-Strategy Fund (a)	1,009,128	10,798
Global Real Estate Securities Fund (a)	461,137	4,330
High Yield Fund (a)	1,480,391	10,318
Inflation Protection Fund (a)	597,566	5,169
International Emerging Markets Fund (a)	170,448	3,530
International Small Company Fund (a)	163,174	1,539
LargeCap Growth Fund (a)	938,282	9,054
LargeCap Value Fund (a)	1,030,171	11,929
Preferred Securities Fund (a)	300,027	3,030
Principal Capital Appreciation Fund (a)	94,505	5,474
Real Estate Debt Income Fund (a)	215,809	2,104
Short-Term Income Fund (a)	1,148,260	14,055
Small-MidCap Dividend Income Fund (a)	450,990	6,309
		$118,709

Principal Variable Contracts Funds, Inc. Class 1 - 40.81%
Equity Income Account (a)	630,617	14,706
Government & High Quality Bond Account (a)	2,039,107	21,431
Income Account (a)	3,909,027	42,491
MidCap Account (a)	114,389	6,589
		$85,217
TOTAL INVESTMENT COMPANIES		$210,319
Total Investments		$210,319
Other Assets and Liabilities - (0.73)%		$(1,521)
TOTAL NET ASSETS - 100.00%		$208,798

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.55%
Domestic Equity Funds	29.60%
International Equity Funds	12.36%
Specialty Funds	8.49%
Investment Companies	0.73%
Other Assets and Liabilities	(0.73)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

56

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016 June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	381,066	$5,182		6,976	$104	132,168	$2,098	255,874	$3,237
Bond & Mortgage Securities Account	361,536	4,188		3,215	37	364,751	4,206	—	—
Diversified International Fund	1,135,539	13,602		388,450	4,330	17,106	186	1,506,883	17,725
EDGE MidCap Fund	200,025	2,004		109,612	1,256	—	—	309,637	3,260
Equity Income Account	647,180	7,385		15,636	339	32,199	708	630,617	7,065
Global Diversified Income Fund	527,156	7,128		28,977	378	40,684	536	515,449	6,932
Global Multi-Strategy Fund	1,057,639	11,233		14,403	153	62,914	665	1,009,128	10,686
Global Real Estate Securities Fund	336,575	2,793		132,579	1,220	8,017	73	461,137	3,937
Government & High Quality Bond	2,583,126	25,967		29,707	307	573,726	5,967	2,039,107	20,405
Account
High Yield Fund	1,493,780	10,355		78,534	531	91,923	627	1,480,391	10,196
Income Account	4,371,893	43,482		57,083	600	519,949	5,490	3,909,027	38,598
Inflation Protection Fund	640,200	5,483		13,729	116	56,363	472	597,566	5,113
International Emerging Markets Fund	131,490	3,058		38,958	763	—	—	170,448	3,821
International Small Company Fund	—	—		163,174	1,605	—	—	163,174	1,605
LargeCap Growth Fund	1,414,555	15,174		29,411	284	505,684	4,945	938,282	9,956
LargeCap Value Fund	745,921	9,462		315,903	3,619	31,653	357	1,030,171	12,671
MidCap Account	142,866	6,086		—	—	28,477	1,594	114,389	4,401
MidCap Value Fund I	323,163	4,827		—	—	323,163	4,164	—	—
Preferred Securities Fund	105,822	584		204,011	2,063	9,806	98	300,027	2,578
Principal Capital Appreciation Fund	96,117	4,887		4,169	237	5,781	324	94,505	4,802
Principal EDGE Active Income ETF	—	—		125,400	4,860	—	—	125,400	4,860
Real Estate Debt Income Fund	—	—		215,809	2,084	—	—	215,809	2,084
Short-Term Income Fund	1,317,268	16,067		29,608	360	198,616	2,416	1,148,260	14,004
SmallCap Growth Fund I	22,814	233		—	—	22,814	243	—	—
SmallCap Value Fund II	78,572	781		—	—	78,572	896	—	—
Small-MidCap Dividend Income Fund	338,795	3,658		120,265	1,667	8,070	105	450,990	5,210
		$203,619			$26,913		$36,170		$193,146

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$49			$—
Bond & Mortgage Securities Account			—			(19)			—
Diversified International Fund			—			(21)			—
EDGE MidCap Fund			—			—			—
Equity Income Account			—			49			—
Global Diversified Income Fund			176			(38)			—
Global Multi-Strategy Fund			—			(35)			—
Global Real Estate Securities Fund			24			(3)			—
Government & High Quality Bond Account			—			98			—
High Yield Fund			326			(63)			—
Income Account			—			6			—
Inflation Protection Fund			—			(14)			—
International Emerging Markets Fund			—			—			—
International Small Company Fund			—			—			—
LargeCap Growth Fund			—			(557)			—
LargeCap Value Fund			—			(53)			—
MidCap Account			—			(91)			—
MidCap Value Fund I			—			(663)			—
Preferred Securities Fund			34			29			—
Principal Capital Appreciation Fund			—			2			—
Principal EDGE Active Income ETF			—			—			—
Real Estate Debt Income Fund			8			—			—
Short-Term Income Fund			138			(7)			—
SmallCap Growth Fund I			—			10			—
SmallCap Value Fund II			—			115			—
Small-MidCap Dividend Income Fund			54			(10)			—
			$760			$(1,216)			$—
Amounts in thousands except shares

See accompanying notes.

57

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Money Market Funds - 0.00%
Cash Account Trust - Government & Agency	1,000	$1
Portfolio - Government Cash Managed

Principal Funds, Inc. Institutional Class - 70.73%
Blue Chip Fund (a)	1,091,303	17,428
Diversified International Fund (a)	4,027,301	43,817
Diversified Real Asset Fund (a)	663,401	7,297
EDGE MidCap Fund (a)	661,958	7,804
Global Multi-Strategy Fund (a)	1,104,441	11,818
Global Real Estate Securities Fund (a)	672,459	6,314
High Yield Fund (a)	636,422	4,436
International Small Company Fund (a)	438,873	4,139
LargeCap Growth Fund (a)	2,406,268	23,221
LargeCap Value Fund (a)	2,834,939	32,829
Origin Emerging Markets Fund (a)	1,291,447	10,887
Preferred Securities Fund (a)	427,745	4,320
Principal Capital Appreciation Fund (a)	256,838	14,876
Short-Term Income Fund (a)	355,428	4,350
Small-MidCap Dividend Income Fund (a)	1,115,092	15,600
		$209,136

Principal Funds, Inc. Class R-6 - 1.56%
Multi-Manager Equity Long/Short Fund (a),(b)	467,668	4,616

Principal Variable Contracts Funds, Inc. Class 1 - 27.74%
Equity Income Account (a)	1,450,450	33,825
Government & High Quality Bond Account (a)	665,371	6,993
Income Account (a)	1,430,080	15,545
MidCap Account (a)	445,286	25,648
		$82,011
TOTAL INVESTMENT COMPANIES		$295,764
Total Investments		$295,764
Other Assets and Liabilities - (0.03)%		$(82)
TOTAL NET ASSETS - 100.00%		$295,682

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.90%
International Equity Funds	22.04%
Fixed Income Funds	12.06%
Specialty Funds	8.03%
Investment Companies	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

58

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales	Sales	June 30, 2016 June 30, 2016
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,111,025	$15,518		16,705	$254	36,427	$565	1,091,303	$15,199
Diversified International Fund	3,025,803	36,301		1,030,936	11,571	29,438	317	4,027,301	47,513
Diversified Real Asset Fund	920,741	10,746		19,484	198	276,824	3,010	663,401	7,592
EDGE MidCap Fund	537,208	5,383		132,025	1,507	7,275	85	661,958	6,803
Equity Income Account	1,513,545	16,638		13,944	293	77,039	1,714	1,450,450	15,883
Global Multi-Strategy Fund	2,773,301	29,772		15,359	161	1,684,219	17,937	1,104,441	11,399
Global Real Estate Securities Fund	854,024	7,335		12,319	110	193,884	1,778	672,459	5,639
Government & High Quality Bond	714,463	6,897		13,213	138	62,305	647	665,371	6,394
Account
High Yield Fund	261,726	1,777		374,696	2,616	—	—	636,422	4,393
Income Account	1,518,855	14,875		16,199	172	104,974	1,102	1,430,080	13,908
International Small Company Fund	—	—		438,873	4,317	—	—	438,873	4,317
LargeCap Growth Fund	3,610,714	38,819		40,221	384	1,244,667	12,062	2,406,268	25,573
LargeCap Value Fund	2,359,440	30,134		538,184	6,023	62,685	698	2,834,939	35,338
MidCap Account	466,280	23,255		3,628	194	24,622	1,360	445,286	21,980
MidCap Value Fund I	610,988	9,008		299	4	611,287	7,879	—	—
Origin Emerging Markets Fund	714,892	6,983		576,554	4,580	—	—	1,291,446	11,563
Preferred Securities Fund	31,551	191		404,589	4,097	8,395	85	427,745	4,203
Principal Capital Appreciation Fund	267,670	13,618		2,565	141	13,397	752	256,838	12,995
Multi-Manager Equity Long/Short	—	—		467,668	4,593	—	—	467,668	4,593
Fund
Short-Term Income Fund	377,762	4,608		10,242	125	32,576	396	355,428	4,335
SmallCap Growth Fund I	54,690	557		—	—	54,690	583	—	—
SmallCap Value Fund II	135,728	1,349		—	—	135,728	1,555	—	—
Small-MidCap Dividend Income Fund	943,024	10,819		209,303	2,903	37,235	483	1,115,092	13,197
		$284,583			$44,381		$53,008		$272,817

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$(8)			$—
Diversified International Fund			—			(42)			—
Diversified Real Asset Fund			—			(342)			—
EDGE MidCap Fund			—			(2)			—
Equity Income Account			—			666			—
Global Multi-Strategy Fund			—			(597)			—
Global Real Estate Securities Fund			45			(28)			—
Government & High Quality Bond Account			—			6			—
High Yield Fund			65			—			—
Income Account			—			(37)			—
International Small Company Fund			—			—			—
LargeCap Growth Fund			—			(1,568)			—
LargeCap Value Fund			—			(121)			—
MidCap Account			—			(109)			—
MidCap Value Fund I			—			(1,133)			—
Origin Emerging Markets Fund			—			—			—
Preferred Securities Fund			24			—			—
Principal Capital Appreciation Fund			—			(12)			—
Multi-Manager Equity Long/Short Fund			—			—			—
Short-Term Income Fund			40			(2)			—
SmallCap Growth Fund I			—			26			—
SmallCap Value Fund II			—			206			—
Small-MidCap Dividend Income Fund			145			(42)			—
			$319			$(3,139)			$—
Amounts in thousands except shares

See accompanying notes.

59

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.52%	Shares Held	Value (000's)

Money Market Funds - 0.51%
Cash Account Trust - Government & Agency	1,110,041	$1,110
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 2.65%
Principal EDGE Active Income ETF (a)	148,400	5,764

Principal Funds, Inc. Institutional Class - 47.13%
Diversified International Fund (a)	558,173	6,073
Global Diversified Income Fund (a)	1,053,196	14,176
Global Real Estate Securities Fund (a)	591,673	5,556
High Yield Fund (a)	2,270,300	15,824
Inflation Protection Fund (a)	1,080,065	9,343
International Emerging Markets Fund (a)	97,950	2,029
LargeCap Growth Fund (a)	667,463	6,441
LargeCap Value Fund (a)	565,658	6,550
Preferred Securities Fund (a)	322,198	3,254
Real Estate Debt Income Fund (a)	456,466	4,450
Short-Term Income Fund (a)	1,632,990	19,988
Small-MidCap Dividend Income Fund (a)	633,987	8,869
		$102,553

Principal Variable Contracts Funds, Inc. Class 1 - 50.23%
Equity Income Account (a)	821,722	19,163
Government & High Quality Bond Account (a)	2,132,654	22,414
Income Account (a)	6,230,478	67,725
		$109,302
TOTAL INVESTMENT COMPANIES		$218,729
Total Investments		$218,729
Other Assets and Liabilities - (0.52)%		$(1,124)
TOTAL NET ASSETS - 100.00%		$217,605

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	68.37%
Domestic Equity Funds	18.86%
Specialty Funds	6.51%
International Equity Funds	6.27%
Investment Companies	0.51%
Other Assets and Liabilities	(0.52)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

60

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	June 30, 2016 June 30, 2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	442,110	$5,077	4,629	$53	446,739	$5,138	— $	—
Diversified International Fund	496,988	5,992	67,646	750	6,461	70	558,173	6,664
Equity Income Account	1,017,304	13,672	8,756	185	204,338	4,665	821,722	9,528
Global Diversified Income Fund	1,102,223	14,944	42,197	553	91,224	1,189	1,053,196	14,189
Global Real Estate Securities Fund	254,366	1,870	344,118	3,165	6,811	62	591,673	4,973
Government & High Quality Bond	2,323,031	22,935	59,728	622	250,105	2,590	2,132,654	21,030
Account
High Yield Fund	2,574,650	18,178	101,704	690	406,054	2,806	2,270,300	15,727
Income Account	6,746,577	67,504	76,343	806	592,442	6,197	6,230,478	61,904
Inflation Protection Fund	1,164,057	10,008	27,461	232	111,453	927	1,080,065	9,279
International Emerging Markets Fund	127,707	2,996	310	6	30,067	587	97,950	2,287
LargeCap Growth Fund	899,351	9,596	16,585	162	248,473	2,407	667,463	7,095
LargeCap Value Fund	774,738	9,910	8,980	99	218,060	2,496	565,658	7,161
Preferred Securities Fund	112,433	581	209,765	2,124	—	—	322,198	2,705
Principal EDGE Active Income ETF	—	—	148,400	5,743	—	—	148,400	5,743
Real Estate Debt Income Fund	—	—	456,466	4,398	—	—	456,466	4,398
Short-Term Income Fund	1,766,666	21,548	55,901	680	189,577	2,296	1,632,990	19,916
SmallCap Growth Fund I	21,899	223	—	—	21,899	234	—	—
Small-MidCap Dividend Income Fund	788,795	8,326	14,297	188	169,105	2,321	633,987	6,396
		$213,360		$20,456		$33,985		$198,995

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$8			$—
Diversified International Fund		—			(8)			—
Equity Income Account		—			336			—
Global Diversified Income Fund		359			(119)			—
Global Real Estate Securities Fund		26			—			—
Government & High Quality Bond Account		—			63			—
High Yield Fund		546			(335)			—
Income Account		—			(209)			—
Inflation Protection Fund		—			(34)			—
International Emerging Markets Fund		—			(128)			—
LargeCap Growth Fund		—			(256)			—
LargeCap Value Fund		—			(352)			—
Preferred Securities Fund		37			—			—
Principal EDGE Active Income ETF		—			—			—
Real Estate Debt Income Fund		16			—			—
Short-Term Income Fund		183			(16)			—
SmallCap Growth Fund I		—			11			—
Small-MidCap Dividend Income Fund		100			203			—
		$1,267			$(836)			$—
Amounts in thousands except shares

See accompanying notes.

61

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 100.46%	Shares Held	Value (000's)

Money Market Funds - 0.45%
Cash Account Trust - Government & Agency	1,061,948	$1,062
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 3.88%
Principal EDGE Active Income ETF (a)	238,200	9,252

Principal Funds, Inc. Institutional Class - 81.38%
Diversified International Fund (a)	4,172,670	45,399
EDGE MidCap Fund (a)	440,521	5,194
Global Multi-Strategy Fund (a)	661,654	7,080
Global Real Estate Securities Fund (a)	1,032,917	9,699
International Small Company Fund (a)	469,394	4,426
LargeCap Growth Fund (a)	2,973,478	28,694
LargeCap Value Fund (a)	2,283,765	26,446
Origin Emerging Markets Fund (a)	2,081,796	17,549
Principal Capital Appreciation Fund (a)	626,845	36,307
Real Estate Debt Income Fund (a)	246,421	2,403
Small-MidCap Dividend Income Fund (a)	762,502	10,667
		$193,864

Principal Funds, Inc. Class R-6 - 1.21%
Multi-Manager Equity Long/Short Fund (a),(b)	292,923	2,891

Principal Variable Contracts Funds, Inc. Class 1 - 13.54%
Equity Income Account (a)	1,383,050	32,253

TOTAL INVESTMENT COMPANIES		$239,322
Total Investments		$239,322
Other Assets and Liabilities - (0.46)%		$(1,097)
TOTAL NET ASSETS - 100.00%		$238,225

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.58%
International Equity Funds	32.36%
Fixed Income Funds	4.89%
Specialty Funds	4.18%
Investment Companies	0.45%
Other Assets and Liabilities	(0.46)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

62

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2016 (unaudited)

	December 31,	December 31,
Affiliated Securities	2015	2015		Purchases	Purchases	Sales		Sales	June 30, 2016 June 30, 2016
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Diversified International Fund	3,917,353	$47,239		315,614	$3,436	60,297		$633	4,172,670	$49,941
EDGE MidCap Fund	—	—		442,364	5,100	1,843		21	440,521	5,078
Equity Income Account	1,422,410	17,012		28,257	609	67,617		1,508	1,383,050	16,130
Global Multi-Strategy Fund	1,787,200	19,700		21,417	224	1,146,963		12,173	661,654	7,231
Global Real Estate Securities Fund	1,079,728	9,045		14,041	130	60,852		534	1,032,917	8,611
International Small Company Fund	—	—		469,394	4,619	—		—	469,394	4,619
LargeCap Growth Fund	2,965,787	31,636		115,228	1,119	107,537		1,027	2,973,478	31,581
LargeCap Value Fund	2,306,645	29,451		74,517	838	97,397		1,074	2,283,765	29,017
MidCap Value Fund I	1,123,475	16,971		21,701	256	1,145,176		14,743	—	—
Origin Emerging Markets Fund	1,500,832	14,639		580,964	4,604	—		—	2,081,796	19,243
Principal Capital Appreciation Fund	645,685	34,836		11,490	634	30,330		1,678	626,845	33,617
Principal EDGE Active Income ETF	—	—		238,200	9,275	—		—	238,200	9,275
Multi-Manager Equity Long/Short	—	—		292,923	2,877	—		—	292,923	2,877
Fund
Real Estate Debt Income Fund	—	—		246,421	2,366	—		—	246,421	2,366
SmallCap Growth Fund I	169,691	1,694		3,248	32	172,939		1,856	—	—
SmallCap Value Fund II	371,230	3,551		1,952	20	373,182		4,293	—	—
Small-MidCap Dividend Income Fund	758,383	8,776		40,632	551	36,513		478	762,502	8,811
		$234,550			$36,690			$40,018		$228,397

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Diversified International Fund			$—			$(101)	$			—
EDGE MidCap Fund			—			(1)				—
Equity Income Account			—			17				—
Global Multi-Strategy Fund			—			(520)				—
Global Real Estate Securities Fund			62			(30)				—
International Small Company Fund			—			—				—
LargeCap Growth Fund			—			(147)				—
LargeCap Value Fund			—			(198)				—
MidCap Value Fund I			—			(2,484)				—
Origin Emerging Markets Fund			—			—				—
Principal Capital Appreciation Fund			—			(175)				—
Principal EDGE Active Income ETF			—			—				—
Multi-Manager Equity Long/Short Fund			—			—				—
Real Estate Debt Income Fund			9			—				—
SmallCap Growth Fund I			—			130				—
SmallCap Value Fund II			—			722				—
Small-MidCap Dividend Income Fund			108			(38)				—
			$179			$(2,825)	$			—
Amounts in thousands except shares

See accompanying notes.

63

Schedule of Investments

Short-Term Income Account

June 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.67%	Shares Held Value (000's)				Principal

			BONDS (continued)		Amount (000's) Value (000's)
Money Market Funds - 1.67%

BlackRock Liquidity Funds FedFund Portfolio	2,812,280	$2,812	Automobile Asset Backed Securities (continued)

			CPS Auto Receivables Trust 2013-

TOTAL INVESTMENT COMPANIES		$2,812	C (continued)

			4.30%, 08/15/2019(a)		$250	$254
	Principal

BONDS- 97.61%	Amount (000's) Value (000's)		CPS Auto Receivables Trust 2013-D
			1.54%, 07/16/2018(a),(b)		77	77

Aerospace & Defense - 0.61%			CPS Auto Receivables Trust 2014-B

Lockheed Martin Corp			1.11%, 11/15/2018(a)		73	73

1.85%, 11/23/2018	$500	$507	CPS Auto Receivables Trust 2014-C

2.50%, 11/23/2020	500	516	1.31%, 02/15/2019(a),(b)		273	273

		$1,023	3.77%, 08/17/2020(a)		200	195

			CPS Auto Receivables Trust 2014-D

Agriculture - 0.85%			1.49%, 04/15/2019(a)		260	259
Cargill Inc

6.00%, 11/27/2017(a)	1,347	1,437	CPS Auto Receivables Trust 2015-C
			1.77%, 06/17/2019(a)		496	495

			CPS Auto Receivables Trust 2016-B

Airlines - 1.14%			2.07%, 11/15/2019(a)		232	232

Delta Air Lines 2009-1 Class A Pass Through			CPS Auto Trust

Trust			1.48%, 03/16/2020(a)		78	78

7.75%, 06/17/2021	753	849	Ford Credit Auto Owner Trust 2015-REV2

Delta Air Lines 2012-1 Class A Pass Through			2.44%, 01/15/2027(a),(b)		673	691

Trust			Ford Credit Auto Owner Trust 2016-REV2

4.75%, 11/07/2021	411	436	2.03%, 12/15/2027(a)		750	754

UAL 2009-1 Pass Through Trust			Ford Credit Auto Owner Trust/Ford Credit

10.40%, 05/01/2018	42	43	2014-RE	V1

UAL 2009-2A Pass Through Trust			2.26%, 11/15/2025(a),(b)		673	686

9.75%, 01/15/2017	567	586

		$1,914	Santander Drive Auto Receivables Trust 2013-1

			1.76%, 01/15/2019		640	641
Automobile Asset Backed Securities - 10.51%

AmeriCredit Automobile Receivables 2015-4
			Santander Drive Auto Receivables Trust 2013-5
1.26%, 04/08/2019	454	454
			1.55%, 10/15/2018		329	329

AmeriCredit Automobile Receivables 2016-1			2.25%, 06/17/2019(b)		45	45
1.52%, 06/10/2019	500	501

AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-1
2013-1
			1.59%, 10/15/2018		121	121
1.57%, 01/08/2019	375	375
			2.36%, 04/15/2020		997	1,003

AmeriCredit Automobile Receivables Trust			2.91%, 04/15/2020		355	360
2013-5

2.86%, 12/09/2019(b)	1,202	1,221
			Santander Drive Auto Receivables Trust 2014-2

AmeriCredit Automobile Receivables Trust			1.62%, 02/15/2019		249	249
2014-1

2.15%, 03/09/2020(b)	100	101

2.54%, 06/08/2020(b)	875	883	Santander Drive Auto Receivables Trust 2014-3
			2.13%, 08/17/2020(b)		273	275

AmeriCredit Automobile Receivables Trust			2.65%, 08/17/2020		115	116
2014-2

2.57%, 07/08/2020(b)	395	399
			Santander Drive Auto Receivables Trust 2014-5

AmeriCredit Automobile Receivables Trust			2.46%, 06/15/2020		165	167
2014-3

0.64%, 04/09/2018	22	22

2.58%, 09/08/2020(b)	100	101	Westlake Automobile Receivables Trust 2014-2
			0.97%, 10/16/2017(a),(b)		8	8

AmeriCredit Automobile Receivables Trust
2015-1			Westlake Automobile Receivables Trust 2015-1

0.77%, 04/09/2018	87	87	1.17%, 03/15/2018(a),(b)		130	130

AmeriCredit Automobile Receivables Trust
2015-2

0.83%, 09/10/2018(b)	184	184	Westlake Automobile Receivables Trust 2015-2
			1.28%, 07/16/2018(a),(b)		470	470

Capital Auto Receivables Asset Trust 2013-1
1.29%, 04/20/2018	404	404
			Westlake Automobile Receivables Trust 2015-3

1.74%, 10/22/2018	663	664	1.42%, 05/17/2021(a),(b)		802	802

Capital Auto Receivables Asset Trust 2013-3
2.32%, 07/20/2018	305	307
			Westlake Automobile Receivables Trust 2016-1

Capital Auto Receivables Asset Trust 2014-1			1.82%, 01/15/2019(a)		500	501
2.22%, 01/22/2019	498	502

2.84%, 04/22/2019	345	350
			Westlake Automobile Receivables Trust 2016-2

Capital Auto Receivables Asset Trust 2014-2			1.57%, 06/17/2019(a)		500	500
2.03%, 12/20/2018	545	548
						$17,672
2.41%, 05/20/2019	90	91

CPS Auto Receivables Trust 2013-A			Automobile Floor Plan Asset Backed Securities - 0.90%

1.31%, 06/15/2020(a),(b)	416	412	CNH Wholesale Master Note Trust

CPS Auto Receivables Trust 2013-B			1.04%, 08/15/2019(a),(b)		841	841

1.82%, 09/15/2020(a),(b)	237	236	Volkswagen Credit Auto Master Trust

CPS Auto Receivables Trust 2013-C			0.80%, 07/22/2019(a),(b)		673	665

1.64%, 04/16/2018(a)	46	46				$1,506

See accompanying notes.

64

     Schedule of Investments Short-Term Income Account June 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 1.83%			Banks (continued)
Daimler Finance North America LLC			Wells Fargo Bank NA
1.11%, 03/02/2018(a),(b)	$505	$503	1.65%, 01/22/2018	$750	$756
1.38%, 08/01/2017(a)	336	337	6.00%, 11/15/2017	750	798
Ford Motor Credit Co LLC					$27,919
2.02%, 05/03/2019	400	403
PACCAR Financial Corp			Beverages - 1.13%
1.45%, 03/09/2018	336	338	Anheuser-Busch InBev Finance Inc
2.20%, 09/15/2019	673	691	2.15%, 02/01/2019	586	598
Toyota Motor Credit Corp			PepsiCo Inc
1.20%, 04/06/2018	400	402	1.00%, 10/13/2017	250	250
2.10%, 01/17/2019	400	409	2.15%, 10/14/2020	500	514
			SABMiller Holdings Inc
		$3,083	2.45%, 01/15/2017(a)	535	539
Banks- 16.60%					$1,901
Bank of America Corp
2.05%, 04/19/2021(b)	500	507	Biotechnology - 1.34%
2.60%, 01/15/2019	500	512	Amgen Inc
2.63%, 10/19/2020	750	762	2.20%, 05/22/2019	673	690
Bank of America NA			Biogen Inc
0.95%, 06/15/2017(b)	750	747	2.90%, 09/15/2020	1,000	1,042
5.30%, 03/15/2017	2,126	2,183	Gilead Sciences Inc
Bank of New York Mellon Corp/The			1.85%, 09/04/2018	250	255
2.05%, 05/03/2021	500	508	2.55%, 09/01/2020	250	260
2.20%, 05/15/2019	673	688			$2,247
2.50%, 04/15/2021	300	311	Chemicals - 0.88%
BB&T Corp			Airgas Inc
1.30%, 02/01/2019(b)	336	337	1.65%, 02/15/2018	808	811
2.05%, 05/10/2021	500	507	Chevron Phillips Chemical Co LLC / Chevron
Branch Banking & Trust Co			Phillips Chemical Co LP
0.95%, 05/23/2017(b)	450	449	1.70%, 05/01/2018(a)	505	504
0.98%, 09/13/2016(b)	875	875	2.45%, 05/01/2020(a)	168	168
Capital One Financial Corp					$1,483
6.15%, 09/01/2016	386	389
Capital One NA/Mclean VA			Commercial Mortgage Backed Securities - 2.44%
1.31%, 02/05/2018(b)	673	672	Ginnie Mae
1.65%, 02/05/2018	673	674	0.60%, 07/16/2054(b),(c)	2,860	136
Citigroup Inc			0.69%, 03/16/2049(b),(c)	4,155	153
1.70%, 04/27/2018	1,010	1,012	0.77%, 09/16/2055(b),(c)	5,082	272
2.70%, 03/30/2021	900	916	0.83%, 01/16/2054(b),(c)	3,324	181
Fifth Third Bank/Cincinnati OH			0.83%, 06/16/2055(b),(c)	5,733	295
2.25%, 06/14/2021	300	305	0.86%, 10/16/2054(b),(c)	4,017	190
2.30%, 03/15/2019	400	408	0.88%, 03/16/2052(b),(c)	3,081	207
Goldman Sachs Group Inc/The			0.89%, 10/16/2054(b),(c)	3,372	187
1.73%, 11/15/2018(b)	841	843	0.92%, 01/16/2055(b),(c)	6,056	297
1.80%, 04/23/2020(b)	1,010	1,007	0.94%, 02/16/2055(b),(c)	6,127	257
2.60%, 04/23/2020	400	407	0.95%, 10/16/2054(b),(c)	4,059	216
JP Morgan Chase & Co			1.12%, 06/16/2045(b),(c)	7,619	489
4.25%, 10/15/2020	500	545	1.15%, 08/16/2042(b),(c)	9,667	609
JPMorgan Chase Bank NA			1.17%, 02/16/2046(b),(c)	5,985	388
6.00%, 10/01/2017	2,020	2,133	1.19%, 07/16/2056(b),(c)	616	48
KeyBank NA/Cleveland OH			1.41%, 12/16/2036(b),(c)	2,756	185
1.70%, 06/01/2018	500	502			$4,110
2.35%, 03/08/2019	650	664
			Commercial Services - 0.12%
Morgan Stanley
1.88%, 01/05/2018	336	338	Equifax Inc
2.03%, 04/21/2021(b)	1,500	1,506	2.30%, 06/01/2021	200	203
2.13%, 04/25/2018	250	253
5.50%, 07/24/2020	500	561	Computers - 1.96%
National City Bank/Cleveland OH			Apple Inc
1.05%, 06/07/2017(b)	500	499	1.00%, 05/03/2018	336	337
PNC Bank NA			1.70%, 02/22/2019	200	203
4.88%, 09/21/2017	1,145	1,190	1.78%, 02/23/2021(b)	250	257
6.88%, 04/01/2018	250	273	Diamond 1 Finance Corp / Diamond 2 Finance
PNC Funding Corp			Corp
5.63%, 02/01/2017	269	276	3.48%, 06/01/2019(a)	600	615
SunTrust Bank/Atlanta GA			Hewlett Packard Enterprise Co
7.25%, 03/15/2018	510	556	2.45%, 10/05/2017(a)	500	506
SunTrust Banks Inc			2.85%, 10/05/2018(a)	350	358
2.90%, 03/03/2021	500	518	International Business Machines Corp
US Bank NA/Cincinnati OH			1.95%, 02/12/2019	500	512
1.11%, 10/28/2019(b)	841	840	2.25%, 02/19/2021	500	516
Wells Fargo & Co					$3,304
2.60%, 07/22/2020	673	692

See accompanying notes.

65

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Credit Card Asset Backed Securities - 1.24%			Gas- 0.76%
Cabela's Credit Card Master Note Trust			Spire Inc
0.79%, 03/16/2020(b)	$262	$261	1.38%, 08/15/2017(b)		$1,279	$1,275
0.89%, 07/15/2022(b)	505	500
0.92%, 06/15/2020(a),(b)	336	336
0.97%, 02/18/2020(a),(b)	478	478	Healthcare - Products - 1.38%
1.09%, 08/16/2021(a),(b)	505	503	Abbott Laboratories
			2.00%, 03/15/2020		847	859
		$2,078
			Becton Dickinson and Co
Diversified Financial Services - 1.13%			1.80%, 12/15/2017		336	339
Murray Street Investment Trust I			2.68%, 12/15/2019		336	345
4.65%, 03/09/2017(b)	1,852	1,894	Medtronic Inc
			1.45%, 03/15/2020(b)		250	252
			2.50%, 03/15/2020		505	524
Electric - 4.02%						$2,319
Black Hills Corp
2.50%, 01/11/2019	100	102	Healthcare - Services - 1.15%
Dominion Resources Inc/VA			Aetna Inc
1.40%, 09/15/2017	673	672	1.90%, 06/07/2019		200	203
2.96%, 07/01/2019(b)	100	102	2.40%, 06/15/2021		200	204
Emera US Finance LP			Anthem Inc
2.70%, 06/15/2021(a)	300	306	5.88%, 06/15/2017		336	350
Indiantown Cogeneration LP			Roche Holdings Inc
9.77%, 12/15/2020	199	219	0.97%, 09/30/2019(a),(b)		673	673
NextEra Energy Capital Holdings Inc			UnitedHealth Group Inc
1.59%, 06/01/2017	336	337	1.70%, 02/15/2019		500	505
7.30%, 09/01/2067(b)	673	643				$1,935
Public Service Co of New Mexico
7.95%, 05/15/2018	1,515	1,687	Home Equity Asset Backed Securities - 1.34%
San Diego Gas & Electric Co			ACE Securities Corp Home Equity Loan Trust
1.91%, 02/01/2022	173	173	Series 2005-HE2
			1.17%, 04/25/2035(b)		97	97
Southern California Edison Co
1.85%, 02/01/2022	355	352	Asset Backed Securities Corp Home Equity
Southern Co/The			Loan Trust Series OOMC 2005-HE6
			1.22%, 07/25/2035(b)		184	183
1.55%, 07/01/2018	200	201
Talen Energy Supply LLC			Bayview Financial Acquisition Trust
			1.08%, 08/28/2044(b)		51	51
6.50%, 05/01/2018	168	169	5.66%, 12/28/2036(b)		1	1
Texas-New Mexico Power Co
9.50%, 04/01/2019(a)	202	239	Centex Home Equity Loan Trust 2005-D
			0.88%, 10/25/2035(b)		211	211
TransAlta Corp
6.90%, 05/15/2018(b)	1,515	1,557	Home Equity Asset Trust 2005-4
			1.16%, 10/25/2035(b)		375	369
		$6,759
			JP Morgan Mortgage Acquisition Corp 2005-
Electronics - 0.24%			OPT1
Fortive Corp			0.90%, 06/25/2035(b)		83	82
1.80%, 06/15/2019(a)	100	101	New Century Home Equity Loan Trust 2005-
2.35%, 06/15/2021(a)	300	304	3
		$405	0.93%, 07/25/2035(b)		49	49
			RASC Series 2003-KS10 Trust
Engineering & Construction - 0.24%			4.47%, 03/25/2032		16	16
SBA Tower Trust
2.88%, 07/15/2021(a),(d),(e)	400	400	RASC Series 2005-AHL2 Trust
			0.80%, 10/25/2035(b)		157	155
			RASC Series 2005-EMX2 Trust
Finance - Mortgage Loan/Banker - 11.50%			0.96%, 07/25/2035(b)		153	152
Fannie Mae			Structured Asset Securities Corp Mortgage
1.38%, 02/26/2021	3,250	3,284	Loan Trust Series 2005-GEL4
1.50%, 11/30/2020	1,500	1,525	1.07%, 08/25/2035(b)		150	146
1.63%, 01/21/2020	6,214	6,361	Terwin Mortgage Trust Series TMTS 2005-
1.75%, 09/12/2019	1,183	1,216	14	HE
1.88%, 12/28/2020	2,500	2,583	4.85%, 08/25/2036(b)		99	101
Freddie Mac			Wells Fargo Home Equity Asset-Backed
0.75%, 01/12/2018	1,000	1,002	Securities 2004-2 Trust
1.38%, 05/01/2020	1,800	1,827	1.29%, 10/25/2034(b)		35	35
1.75%, 05/30/2019	1,500	1,541	5.00%, 10/25/2034		613	611
		$19,339				$2,259

Food- 0.36%			Home Furnishings - 0.60%
Kraft Heinz Foods Co			Samsung Electronics America Inc
1.60%, 06/30/2017(a)	336	337	1.75%, 04/10/2017(a)		1,010	1,013
2.00%, 07/02/2018(a)	269	273
		$610	Housewares - 0.25%
			Newell Brands Inc
			2.60%, 03/29/2019		200	205

See accompanying notes.

66

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Housewares (continued)			Mortgage Backed Securities (continued)
Newell Brands Inc (continued)			Banc of America Alternative Loan Trust 2003-
3.85%, 04/01/2023	$200	$212	10
		$417	5.00%, 12/25/2018	$64	$64
			Banc of America Funding 2004-1 Trust
Insurance - 6.23%			5.25%, 02/25/2019	11	12
Berkshire Hathaway Finance Corp			Banc of America Funding 2004-3 Trust
1.60%, 05/15/2017	510	514	4.75%, 09/25/2019	58	58
1.70%, 03/15/2019	500	508	Banc of America Mortgage Trust 2005-7
Berkshire Hathaway Inc			5.00%, 08/25/2020	2	2
2.20%, 03/15/2021	400	413	BCAP LLC 2011-RR11 Trust
2.75%, 03/15/2023	500	517	3.13%, 03/26/2035(a),(b)	203	203
Hartford Financial Services Group Inc/The
8.13%, 06/15/2068(b)	1,028	1,100	CHL Mortgage Pass-Through Trust 2003-46
			2.69%, 01/19/2034(b)	73	72
Lincoln National Corp
2.99%, 05/17/2066(b)	336	232	CHL Mortgage Pass-Through Trust 2004-J1
			4.50%, 01/25/2019(b)	11	10
MassMutual Global Funding II
2.00%, 04/05/2017(a)	370	373	CHL Mortgage Pass-Through Trust 2004-J7
2.10%, 08/02/2018(a)	505	515	5.00%, 09/25/2019	53	54
2.35%, 04/09/2019(a)	495	508	Citigroup Mortgage Loan Trust 2009-6
			2.92%, 07/25/2036(a),(b)	12	12
Metropolitan Life Global Funding I
2.30%, 04/10/2019(a)	1,173	1,200	Credit Suisse First Boston Mortgage Securities
			Corp
New York Life Global Funding			5.00%, 09/25/2019	11	11
1.45%, 12/15/2017(a)	250	252
1.95%, 02/11/2020(a)	808	818	Credit Suisse Mortgage Capital Certificates
			2.43%, 07/27/2037(a),(b)	44	44
2.00%, 04/13/2021(a)	400	405
2.15%, 06/18/2019(a)	774	793	CSFB Mortgage-Backed Trust Series 2004-7
2.45%, 07/14/2016(a)	673	673	5.00%, 10/25/2019	50	50
			CSFB Mortgage-Backed Trust Series 2004-
Prudential Financial Inc			AR4
8.88%, 06/15/2068(b)	1,500	1,650
			1.41%, 05/25/2034(b)	75	70
		$10,471	Freddie Mac REMICS
			0.89%, 06/15/2023(b)	1	1
Internet - 0.42%
Amazon.com Inc			Ginnie Mae
2.60%, 12/05/2019	673	702	4.50%, 08/20/2032	8	8
			GSMSC Pass-Through Trust 2009-4R
			0.90%, 12/26/2036(a),(b)	216	211
Machinery - Diversified - 0.53%			JP Morgan Mortgage Trust 2004-A3
John Deere Capital Corp			2.73%, 07/25/2034(b)	44	44
1.35%, 01/16/2018	173	174	JP Morgan Mortgage Trust 2004-S1
2.05%, 03/10/2020	700	715	5.00%, 09/25/2034	154	158
		$889	JP Morgan Resecuritization Trust Series 2010-
Manufactured Housing Asset Backed Securities - 0.03%			4
			2.46%, 10/26/2036(a),(b)	49	49
Conseco Financial Corp
7.70%, 09/15/2026	34	37	MASTR Alternative Loan Trust 2003-9
Mid-State Trust IV			6.50%, 01/25/2019	60	61
8.33%, 04/01/2030	7	7	MASTR Asset Securitization Trust 2004-11
		$44	5.00%, 12/25/2019	13	13
			MASTR Asset Securitization Trust 2004-9
Media- 0.66%			5.00%, 09/25/2019	32	32
Time Warner Cable Inc			PHH Mortgage Trust Series 2008-CIM1
8.25%, 04/01/2019	505	587	5.22%, 06/25/2038	198	197
Walt Disney Co/The			Prime Mortgage Trust 2005-2
2.30%, 02/12/2021	500	520	5.25%, 07/25/2020(b)	102	103
		$1,107	Provident Funding Mortgage Loan Trust 2005-
			1
Mining - 0.50%			1.03%, 05/25/2035(b)	269	258
Glencore Finance Canada Ltd
2.70%, 10/25/2017(a),(b)	841	838	RALI Series 2003-QS23 Trust
			5.00%, 12/26/2018	135	135
			RALI Series 2004-QS3 Trust
Miscellaneous Manufacturers - 0.50%			5.00%, 03/25/2019	59	59
General Electric Co			RBSSP Resecuritization Trust 2009-7
5.55%, 05/04/2020	101	116	0.85%, 06/26/2037(a),(b)	47	45
5.63%, 09/15/2017	168	178	5.00%, 09/26/2036(a),(b)	20	20
Ingersoll-Rand Global Holding Co Ltd			Sequoia Mortgage Trust 2013-4
6.88%, 08/15/2018	490	544	1.55%, 04/25/2043(b)	72	70
		$838	Sequoia Mortgage Trust 2013-8
			2.25%, 06/25/2043(b)	593	592
Mortgage Backed Securities - 3.41%			Springleaf Mortgage Loan Trust 2013-1
Adjustable Rate Mortgage Trust 2004-2			1.27%, 06/25/2058(a),(b)	906	904
(b)
1.59%, 02/25/2035	12	12	2.31%, 06/25/2058(a),(b)	377	377
Alternative Loan Trust 2004-J8			3.14%, 06/25/2058(a)	217	217
6.00%, 02/25/2017	7	7	4.44%, 06/25/2058(a)	516	515

See accompanying notes.

67

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
Springleaf Mortgage Loan Trust 2013-2			Trafigura Securitisation Finance PLC 2014-1
1.78%, 12/25/2065(a)	$285	$284	1.39%, 10/15/2018(a),(b)	$471	$465
3.52%, 12/25/2065(a),(b)	688	688			$7,879
WaMu Mortgage Pass-Through Certificates
Series 2003-S8 Trust			Pharmaceuticals - 1.51%
5.00%, 09/25/2018	13	13	AbbVie Inc
		$5,735	1.80%, 05/14/2018	202	203
			2.30%, 05/14/2021	200	202
Oil & Gas - 2.50%			2.50%, 05/14/2020	336	344
BP Capital Markets PLC			Actavis Funding SCS
4.75%, 03/10/2019	673	731	1.85%, 03/01/2017	336	337
Chevron Corp			2.35%, 03/12/2018	505	512
1.72%, 06/24/2018	875	885	Mead Johnson Nutrition Co
Phillips 66			3.00%, 11/15/2020	250	261
2.95%, 05/01/2017	1,010	1,025	Merck & Co Inc
Shell International Finance BV			1.10%, 01/31/2018	673	676
2.13%, 05/11/2020	505	515			$2,535
Total Capital International SA
1.20%, 08/10/2018(b)	370	369	Pipelines - 1.93%
1.55%, 06/28/2017	673	677	Buckeye Partners LP
		$4,202	2.65%, 11/15/2018	649	658
			Columbia Pipeline Group Inc
Other Asset Backed Securities - 4.69%			2.45%, 06/01/2018	168	168
Ameriquest Mortgage Securities Inc Asset-			3.30%, 06/01/2020	168	174
Backed Pass-Through Ctfs Ser 2004-R11			Florida Gas Transmission Co LLC
1.06%, 11/25/2034(b)	13	13	7.90%, 05/15/2019(a)	559	631
Ameriquest Mortgage Securities Inc Asset-			Hiland Partners Holdings LLC / Hiland
Backed Pass-Through Ctfs Ser 2005-R1			Partners Finance Corp
1.13%, 03/25/2035(b)	154	154	7.25%, 10/01/2020(a)	719	746
Citigroup Mortgage Loan Trust Inc			TransCanada PipeLines Ltd
0.88%, 07/25/2035(b)	23	23	6.35%, 05/15/2067(b)	500	354
Drug Royalty II LP 2			Williams Partners LP / ACMP Finance Corp
3.48%, 07/15/2023(a),(b)	687	678	6.13%, 07/15/2022	505	518
Drug Royalty III LP 1					$3,249
3.98%, 04/15/2027(a),(b)	250	250
Fieldstone Mortgage Investment Trust Series			Real Estate - 0.35%
2005-1			Prologis LP
1.53%, 03/25/2035(b)	30	30	7.38%, 10/30/2019	499	587
First Franklin Mortgage Loan Trust 2005-
FF4			REITS- 1.44%
1.10%, 05/25/2035(b)	43	43	Alexandria Real Estate Equities Inc
JP Morgan Mortgage Acquisition Corp 2005-			2.75%, 01/15/2020	510	514
OPT2			Digital Realty Trust LP
0.74%, 12/25/2035(b)	93	93	3.40%, 10/01/2020	300	312
MVW Owner Trust 2015-1			HCP Inc
2.52%, 12/20/2032(a),(b)	705	705	6.30%, 09/15/2016	755	762
OneMain Financial Issuance Trust 2014-1			Healthcare Realty Trust Inc
2.43%, 06/18/2024(a),(b)	894	895	5.75%, 01/15/2021	343	385
OneMain Financial Issuance Trust 2014-2			Kimco Realty Corp
2.47%, 09/18/2024(a)	1,347	1,350	4.30%, 02/01/2018	336	348
OneMain Financial Issuance Trust 2015-2			WEA Finance LLC / Westfield UK & Europe
2.57%, 07/18/2025(a)	740	740	Finance PLC
PFS Financing Corp			1.75%, 09/15/2017(a)	100	100
1.04%, 02/15/2019(a),(b)	505	503			$2,421
1.04%, 10/15/2019(a),(b)	336	334
1.06%, 04/15/2020(a),(b)	536	531	Retail - 0.43%
1.39%, 02/15/2019(a),(b)	260	259	Home Depot Inc/The
PFS Tax Lien Trust 2014-1			2.00%, 04/01/2021	200	205
1.44%, 05/15/2029(a),(b)	333	331	McDonald's Corp
RAAC Series 2006-RP2 Trust			2.75%, 12/09/2020	500	522
0.70%, 02/25/2037(a),(b)	82	81			$727
RAMP Series 2005-RZ4 Trust			Savings & Loans - 0.00%
0.85%, 11/25/2035(b)	119	118
			Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(e),(f),(g)	200	—
Trust 2006-OP1
0.75%, 10/25/2035(b)	5	5
Soundview Home Loan Trust 2005-CTX1			Software - 1.20%
0.87%, 11/25/2035(b)	162	161	Microsoft Corp
Structured Asset Investment Loan Trust 2005-			1.30%, 11/03/2018	500	504
4			1.85%, 02/12/2020	673	688
1.11%, 05/25/2035(b)	117	117	Oracle Corp
			1.90%, 09/15/2021(d)	200	201
			2.25%, 10/08/2019	250	258

See accompanying notes.

68

Schedule of Investments
Short-Term Income Account
June 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
			(continued)
Software (continued)
Oracle Corp (continued)
			6.00%, 05/01/2017	$1	$1
5.75%, 04/15/2018	$336	$364
					$26
		$2,015
			Federal National Mortgage Association (FNMA) - 0.16%
Student Loan Asset Backed Securities - 3.77%			2.38%, 04/01/2033(b)	89	93
KeyCorp Student Loan Trust 2004-A			2.39%, 07/01/2034(b)	33	35
0.93%, 10/28/2041(b)	59	59
			2.45%, 12/01/2032(b)	16	16
KeyCorp Student Loan Trust 2006-A			2.52%, 08/01/2034(b)	12	12
0.95%, 09/27/2035(b)	1,648	1,621
			2.57%, 02/01/2037(b)	40	42
SLC Private Student Loan Trust 2006-A			2.63%, 01/01/2035(b)	19	21
0.80%, 07/15/2036(b)	1,417	1,407
			2.67%, 11/01/2032(b)	4	5
SLC Private Student Loan Trust 2010-B			2.70%, 02/01/2035(b)	5	5
3.93%, 07/15/2042(a),(b)	145	147
			2.75%, 12/01/2033(b)	27	28
SLM Private Credit Student Loan Trust 2002-			4.14%, 11/01/2035(b)	1	1
A			5.60%, 04/01/2019(b)	1	1
1.18%, 12/16/2030(b)	625	599
			8.00%, 05/01/2027	13	14

SLM Private Credit Student Loan Trust 2004-					$273
A
1.05%, 06/15/2033(b)	229	212	Government National Mortgage Association (GNMA) -0.02%
SLM Private Credit Student Loan Trust 2004-
B			9.00%, 12/15/2020	2	2
0.85%, 06/15/2021(b)	264	263	10.00%, 06/15/2020	4	4
SLM Private Credit Student Loan Trust 2005-			10.00%, 02/15/2025	1	1
B			10.00%, 09/15/2018	1	1
0.83%, 03/15/2023(b)	327	324	10.00%, 09/15/2018	1	2
0.92%, 12/15/2023(b)	235	226	10.00%, 05/15/2020	4	4
SLM Private Credit Student Loan Trust 2006-			10.00%, 02/15/2019	12	12
A					$26
0.84%, 12/15/2023(b)	115	114	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Private Education Loan Trust 2013-A			OBLIGATIONS		$325
1.04%, 08/15/2022(a),(b)	347	347	Total Investments		$167,258
1.77%, 05/17/2027(a)	365	364	Other Assets and Liabilities - 0.53%		$890
SLM Private Education Loan Trust 2013-B			TOTAL NET ASSETS - 100.00%		$168,148
1.09%, 07/15/2022(a),(b)	211	211
1.85%, 06/17/2030(a),(b)	336	336
SLM Private Education Loan Trust 2014-A			(a)	Security exempt from registration under Rule 144A of the Securities Act of
1.04%, 07/15/2022(a),(b)	115	115	1933. These securities may be resold in transactions exempt from
		$6,345	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $39,329 or 23.39% of net
Telecommunications - 2.50%			assets.
AT&T Inc			(b)	Variable Rate. Rate shown is in effect at June 30, 2016.
2.45%, 06/30/2020	538	549	(c) Security is an Interest Only Strip.
2.80%, 02/17/2021	500	513	(d) Security purchased on a when-issued basis.
3.60%, 02/17/2023	500	522	(e)	Fair value of these investments is determined in good faith by the Manager
Cisco Systems Inc			under procedures established and periodically reviewed by the Board of
2.20%, 02/28/2021	250	258	Directors. At the end of the period, the fair value of these securities totaled
4.95%, 02/15/2019	500	550	$400 or 0.24% of net assets.
GTP Acquisition Partners I LLC			(f) Non-Income Producing Security
2.35%, 06/15/2045(a)	350	349	(g)	Security is Illiquid. At the end of the period, the value of these securities
Verizon Communications Inc			totaled $0 or 0.00% of net assets.
2.41%, 09/14/2018(b)	336	344
3.65%, 09/14/2018	750	788
Vodafone Group PLC
1.63%, 03/20/2017	336	337	Portfolio Summary (unaudited)
		$4,210	Sector		Percent
			Financial		25.75%
Transportation - 0.31%			Asset Backed Securities		22.48%
Ryder System Inc			Government		11.50%
2.45%, 11/15/2018	505	513	Consumer, Non-cyclical		7.84%
			Mortgage Securities		6.04%
Trucking & Leasing - 0.18%			Utilities		4.78%
Penske Truck Leasing Co Lp / PTL Finance			Energy		4.43%
Corp			Consumer, Cyclical		4.25%
3.75%, 05/11/2017(a)	303	309	Communications		3.58%
			Technology		3.16%
TOTAL BONDS	$164,121		Industrial		2.61%
U.S. GOVERNMENT & GOVERNMENT	Principal		Investment Companies		1.67%
AGENCY OBLIGATIONS - 0.19%	Amount (000's) Value (000's)		Basic Materials		1.38%
Federal Home Loan Mortgage Corporation (FHLMC) -			Other Assets and Liabilities		0.53%
0.01%			TOTAL NET ASSETS		100.00%
2.50%, 11/01/2021(b)	$1	$1
2.69%, 09/01/2035(b)	22	24

See accompanying notes.

69

Schedule of Investments SmallCap Account June 30, 2016 (unaudited)

COMMON STOCKS - 98.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Apparel - 0.70%			Distribution & Wholesale - 0.99%
Skechers U.S.A. Inc (a)	46,600	$1,385	H&E Equipment Services Inc	37,290	$709
			SiteOne Landscape Supply Inc (a)	36,530	1,242
					$1,951
Automobile Parts & Equipment - 2.17%
Cooper Tire & Rubber Co	89,354	2,664	Diversified Financial Services - 1.26%
Visteon Corp	24,610	1,620	Evercore Partners Inc - Class A	28,970	1,280
		$4,284	Houlihan Lokey Inc	25,120	562
			Moelis & Co	28,750	647
Banks - 8.59%					$2,489
CenterState Banks Inc	11,236	177
Central Pacific Financial Corp	73,710	1,740	Electric - 3.11%
Chemical Financial Corp	14,040	524	Avista Corp	75,866	3,399
FCB Financial Holdings Inc (a)	30,990	1,054	Portland General Electric Co	61,690	2,722
First Merchants Corp	12,530	312			$6,121
First of Long Island Corp/The	11,065	317
FNB Corp/PA	112,740	1,414	Electrical Components & Equipment - 2.65%
			Advanced Energy Industries Inc (a)	59,079	2,243
Great Western Bancorp Inc	93,980	2,964
Hanmi Financial Corp	24,188	568	EnerSys	32,900	1,956
IBERIABANK Corp	50,330	3,006	Insteel Industries Inc	35,820	1,024
PacWest Bancorp	52,400	2,084			$5,223
Union Bankshares Corp	24,960	617	Electronics - 2.16%
WesBanco Inc	16,520	513	Fluidigm Corp (a)	9,738	88
Wilshire Bancorp Inc	39,530	412	II-VI Inc (a)	68,060	1,277
Wintrust Financial Corp	23,950	1,221	Itron Inc (a)	13,920	600
		$16,923	Vishay Intertechnology Inc	184,420	2,285
Biotechnology - 2.22%					$4,250
Acceleron Pharma Inc (a)	11,590	394
			Engineering & Construction - 2.73%
AMAG Pharmaceuticals Inc (a)	4,120	99	Dycom Industries Inc (a)	15,810	1,419
Aratana Therapeutics Inc (a)	47,621	301	EMCOR Group Inc	48,520	2,390
Bellicum Pharmaceuticals Inc (a)	8,580	111	MasTec Inc (a)	70,410	1,572
BIND Therapeutics Inc - Warrants (a),(b)	1,938	—
					$5,381
Bluebird Bio Inc (a)	1,728	75
Cambrex Corp (a)	19,320	999	Entertainment - 3.47%
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	9	Isle of Capri Casinos Inc (a)	62,435	1,144
Epizyme Inc (a)	9,950	102	Marriott Vacations Worldwide Corp	33,090	2,266
Exact Sciences Corp (a)	28,907	354	Vail Resorts Inc	24,760	3,423
Genocea Biosciences Inc (a)	25,616	105			$6,833
Insmed Inc (a)	23,470	231
Intercept Pharmaceuticals Inc (a)	1,310	187	Food - 2.16%
MacroGenics Inc (a)	13,570	366	Cal-Maine Foods Inc	26,278	1,164
NewLink Genetics Corp (a)	8,090	91	Dean Foods Co	85,300	1,543
			SUPERVALU Inc (a)	326,649	1,542
Seattle Genetics Inc (a)	5,690	230
Spark Therapeutics Inc (a)	2,280	117			$4,249
Ultragenyx Pharmaceutical Inc (a)	7,330	358	Gas - 1.36%
Versartis Inc (a)	22,610	250	Southwest Gas Corp	34,030	2,678
		$4,379

Building Materials - 2.49%			Healthcare - Products - 3.51%
NCI Building Systems Inc (a)	49,140	786	Cynosure Inc (a)	26,735	1,301
Universal Forest Products Inc	25,880	2,399	EndoChoice Holdings Inc (a)	30,030	147
US Concrete Inc (a)	28,345	1,726	ICU Medical Inc (a)	24,490	2,761
		$4,911	K2M Group Holdings Inc (a)	46,040	715
			LDR Holding Corp (a)	19,170	708
Chemicals - 0.62%			Nevro Corp (a)	15,160	1,118
Cabot Corp	26,840	1,225	STAAR Surgical Co (a)	30,450	168
					$6,918

Commercial Services - 5.96%			Healthcare - Services - 1.45%
ABM Industries Inc	58,550	2,136	HealthSouth Corp	64,980	2,522
AMN Healthcare Services Inc (a)	24,940	997
			Natera Inc (a)	12,120	146
Insperity Inc	27,690	2,138	Teladoc Inc (a)	11,770	189
Live Nation Entertainment Inc (a)	37,461	880
Navigant Consulting Inc (a)	58,680	948			$2,857
PAREXEL International Corp (a)	37,640	2,367	Home Builders - 0.99%
Sabre Corp	85,170	2,282	Installed Building Products Inc (a)	53,475	1,941
		$11,748

Computers - 4.06%			Insurance - 3.36%
CACI International Inc (a)	22,450	2,030	American Financial Group Inc/OH	36,740	2,716
ExlService Holdings Inc (a)	36,020	1,888	Argo Group International Holdings Ltd	22,944	1,191
Manhattan Associates Inc (a)	38,500	2,469	First American Financial Corp	35,130	1,413
SecureWorks Corp (a)	31,214	440	Primerica Inc	22,880	1,310
Sykes Enterprises Inc (a)	40,570	1,175			$6,630
		$8,002
			Internet - 1.24%
			CDW Corp/DE	37,873	1,518

See accompanying notes.

70

Schedule of Investments
SmallCap Account
June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			REITS (continued)
GoDaddy Inc (a)	29,486	$920	QTS Realty Trust Inc	31,250	$1,749
		$2,438			$19,524

Investment Companies - 0.17%			Retail - 4.70%
THL Credit Inc	29,590	329	Caleres Inc	94,700	2,292
			Flex Pharma Inc (a)	15,370	157
			GMS Inc (a)	33,632	748
Leisure Products & Services - 0.69%			Michaels Cos Inc/The (a)	66,480	1,891
Planet Fitness Inc (a)	72,240	1,364
			Red Robin Gourmet Burgers Inc (a)	16,376	777
			Rite Aid Corp (a)	283,460	2,123
Machinery - Diversified - 1.92%			Tile Shop Holdings Inc (a)	64,290	1,278
Briggs & Stratton Corp	94,070	1,993			$9,266
Gerber Scientific Inc (a),(b),(c)	1,974	—
Manitowoc Foodservice Inc (a)	102,176	1,800	Savings & Loans - 1.83%
		$3,793	Banc of California Inc	48,200	872
			Berkshire Hills Bancorp Inc	15,630	421
Metal Fabrication & Hardware - 0.45%			Oritani Financial Corp	32,700	523
Atkore International Group Inc (a)	55,567	889	Pacific Premier Bancorp Inc (a)	20,210	485
			Provident Financial Services Inc	66,440	1,305
					$3,606
Miscellaneous Manufacturers - 1.68%
AO Smith Corp	15,060	1,327	Semiconductors - 1.00%
Trinseo SA	46,190	1,983	Entegris Inc (a)	69,910	1,011
		$3,310	Qorvo Inc (a)	17,459	965
					$1,976
Office Furnishings - 0.69%
Herman Miller Inc	45,602	1,363	Software - 6.49%
			Acxiom Corp (a)	63,020	1,386
			Apigee Corp (a)	30,189	369
Oil & Gas - 3.25%			Aspen Technology Inc (a)	67,850	2,730
Callon Petroleum Co (a)	83,750	940
			Atlassian Corp PLC (a)	32,220	835
Carrizo Oil & Gas Inc (a)	21,050	755
			Black Knight Financial Services Inc (a)	32,430	1,219
Murphy USA Inc (a)	32,050	2,377
PDC Energy Inc (a)	11,860	683	Blackbaud Inc	40,450	2,747
			BroadSoft Inc (a)	12,140	498
Rice Energy Inc (a)	22,260	491
RSP Permian Inc (a)	23,559	822	SYNNEX Corp	31,790	3,014
Western Refining Inc	16,400	338			$12,798
		$6,406	Telecommunications - 1.77%
Oil & Gas Services - 0.66%			Leap Wireless International Inc - Rights	1,375	4
			(a),(b),(c)
Frank's International NV	18,230	266	NETGEAR Inc (a)	11,050	525
Pioneer Energy Services Corp (a)	97,350	448
Superior Energy Services Inc	32,310	595	Plantronics Inc	47,360	2,084
			West Corp	45,010	885
		$1,309
					$3,498
Packaging & Containers - 0.71%
Graphic Packaging Holding Co	111,170	1,394	Transportation - 0.32%
			Ardmore Shipping Corp	43,300	293
			Navigator Holdings Ltd (a)	29,620	341
Pharmaceuticals - 4.65%					$634
Array BioPharma Inc (a)	57,830	206	TOTAL COMMON STOCKS		$193,431
Cerulean Pharma Inc (a)	44,723	95
			INVESTMENT COMPANIES - 2.35%	Shares Held Value (000's)
Concert Pharmaceuticals Inc (a)	14,250	160
DexCom Inc (a)	6,960	552	Money Market Funds - 2.35%
FibroGen Inc (a)	11,520	189	BlackRock Liquidity Funds FedFund Portfolio	4,636,179	4,636
Nektar Therapeutics (a)	34,830	496
Neurocrine Biosciences Inc (a)	17,250	784	TOTAL INVESTMENT COMPANIES		$4,636
PRA Health Sciences Inc (a)	55,270	2,308	Total Investments		$198,067
Prestige Brands Holdings Inc (a)	59,739	3,310	Other Assets and Liabilities - (0.49)%		$(970)
ProQR Therapeutics NV (a)	9,412	46	TOTAL NET ASSETS - 100.00%		$197,097
Proteon Therapeutics Inc (a)	21,140	170
Relypsa Inc (a)	17,850	330
Revance Therapeutics Inc (a)	9,070	123	(a) Non-Income Producing Security
SCYNEXIS Inc (a)	23,610	51	(b)	Fair value of these investments is determined in good faith by the Manager
TESARO Inc (a)	610	51	under procedures established and periodically reviewed by the Board of
Vanda Pharmaceuticals Inc (a)	25,511	285	Directors. At the end of the period, the fair value of these securities totaled
		$9,156	$13 or 0.01% of net assets.
			(c)	Security is Illiquid. At the end of the period, the value of these securities
REITS - 9.91%			totaled $13 or 0.01% of net assets.
CubeSmart	49,750	1,536
CYS Investments Inc	152,550	1,277
Equity One Inc	114,820	3,695
First Industrial Realty Trust Inc	124,600	3,466
Highwoods Properties Inc	60,330	3,186
Kite Realty Group Trust	66,710	1,870
Mack-Cali Realty Corp	85,040	2,296
Monmouth Real Estate Investment Corp	33,850	449

See accompanying notes.

71

Schedule of Investments
SmallCap Account
June 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.12%
Consumer, Non-cyclical	19.95%
Industrial	15.11%
Consumer, Cyclical	14.39%
Technology	11.55%
Utilities	4.47%
Energy	3.91%
Communications	3.02%
Investment Companies	2.35%
Basic Materials	0.62%
Other Assets and Liabilities	(0.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

72

Glossary to the Schedule of Investments
June 30, 2016 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

73

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2016	(c)	$13.68	$0.18	($0.51)	($0.33)	$–	$–	$13.35
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	(0.37)	13.68
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	(0.33)	14.08
2013		12.89	0.24	2.09	2.33	(0.35)	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	(0.02)	11.12
Class 2 shares
2016	(c)	13.78	0.17	(0.51)	(0.34)	–	–	13.44
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	(0.33)	13.78
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	(0.29)	14.19
2013		12.96	0.22	2.10	2.32	(0.31)	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	(0.02)	11.18
EQUITY INCOME ACCOUNT
Class 1 shares
2016	(c)	21.67	0.28	1.37	1.65	–	–	23.32
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	(0.57)	21.67
2014		21.00	0.57	2.09	2.66	(0.54)	(0.54)	23.12
2013		17.03	0.54	4.04	4.58	(0.61)	(0.61)	21.00
2012		15.53	0.54	1.47	2.01	(0.51)	(0.51)	17.03
2011		14.80	0.50	0.30	0.80	(0.07)	(0.07)	15.53
Class 2 shares
2016	(c)	21.52	0.25	1.36	1.61	–	–	23.13
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	(0.51)	21.52
2014		20.87	0.51	2.07	2.58	(0.49)	(0.49)	22.96
2013		16.92	0.49	4.02	4.51	(0.56)	(0.56)	20.87
2012		15.43	0.49	1.46	1.95	(0.46)	(0.46)	16.92
2011		14.74	0.45	0.31	0.76	(0.07)	(0.07)	15.43

See accompanying notes.

74

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

		Net Assets, End of	Ratio of Expenses				Portfolio
Total		Period (in	to Average Net		Ratio of Net Investment		Turnover
Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

(2.41	)%(d)	$251,427	0.89	%(e)	2.79	%(e)	57.2	%(e)
(0.35)		273,300	0.88		1.80		48.2
(3.21)		429,194	0.86		1.64		62.1
18.40		501,094	0.87		1.78		79.5
18.44		464,751	0.87		2.23		76.0
(11.17)		428,532	0.89		2.17		68.5

(2.47	) (d)	1,325	1.14	(e)	2.56	(e)	57.2	(e)
(0.65)		1,360	1.13		1.47		48.2
(3.41)		1,266	1.11		1.38		62.1
18.18		1,458	1.12		1.61		79.5
18.01		1,643	1.12		1.95		76.0
(11.36)		1,952	1.14		1.91		68.5

7.61	(d)	517,419	0.50	(e)	2.56	(e)	16.7	(e)
(3.93)		513,126	0.49		2.54		10.7
12.80		599,407	0.48		2.57		11.6
27.30		630,542	0.48		2.83		18.0
13.01		578,099	0.49		3.26		20.8
5.44		624,366	0.48		3.28		19.9

7.48	(d)	23,603	0.75	(e)	2.31	(e)	16.7	(e)
(4.15)		23,215	0.74		2.29		10.7
12.46		25,491	0.73		2.32		11.6
27.02		24,810	0.73		2.58		18.0
12.72		22,844	0.74		3.01		20.8
5.17		25,498	0.73		3.00		19.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

75

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2016	(c)	$10.16	$0.16	$0.19	$0.35	$–	$–	$–
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
2012		10.90	0.33	0.09	0.42	(0.45)	–	(0.45)
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)
Class 2 shares
2016	(c)	10.17	0.15	0.18	0.33	–	–	–
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
2012		10.90	0.30	0.10	0.40	(0.42)	–	(0.42)
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)
INCOME ACCOUNT
Class 1 shares
2016	(c)	10.24	0.20	0.43	0.63	–	–	–
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
2012		10.71	0.53	0.48	1.01	(0.50)	–	(0.50)
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)
Class 2 shares
2016	(c)	10.20	0.18	0.43	0.61	–	–	–
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)
2012		10.66	0.50	0.47	0.97	(0.46)	–	(0.46)
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)

See accompanying notes.

76

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$10.51	3.44	%(d)	$260,522	0.51	%(e)	3.16	%(e)	27.3	%(e)
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3
10.87	3.91		432,172	0.51		2.98		41.4
10.90	6.23		453,864	0.51		3.42		83.8

10.50	3.24	(d)	2,856	0.76	(e)	2.93	(e)	27.3	(e)
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3
10.88	3.70		1,143	0.76		2.73		41.4
10.90	5.90		1,215	0.76		3.17		83.8

10.87	6.15	(d)	237,371	0.51	(e)	3.77	(e)	6.6	(e)
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8
11.22	9.57		292,756	0.51		4.78		14.7
10.71	6.25		239,939	0.50		5.36		17.8

10.81	5.98	(d)	3,218	0.76	(e)	3.51	(e)	6.6	(e)
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8
11.17	9.28		3,875	0.76		4.55		14.7
10.66	6.05		4,360	0.75		5.11		17.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

77

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT
Class 1 shares
2016	(c)	$25.79	$0.06	($1.53)	($1.47)	$–	$–	$–
2015		24.60	0.06	1.17	1.23	(0.04)	–	(0.04)
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
2012		14.48	0.12	2.32	2.44	(0.05)	–	(0.05)
2011		15.12	0.05	(0.69)	(0.64)	–	–	–
Class 2 shares
2016	(c)	25.69	0.03	(1.52)	(1.49)	–	–	–
2015		24.53	–	1.16	1.16	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
2012		14.43	0.08	2.32	2.40	–	–	–
2011		15.11	0.01	(0.69)	(0.68)	–	–	–
MIDCAP ACCOUNT
Class 1 shares
2016	(c)	55.24	0.05	2.31	2.36	–	–	–
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)
Class 2 shares
2016	(c)	54.97	(0.02)	2.30	2.28	–	–	–
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)

See accompanying notes.

78

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses				Portfolio
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Turnover
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

$24.32	(5.70	)%(d)	$101,343	0.69	%(e)	0.50	%(e)	72.9	%(e)
25.79	4.98		118,385	0.69		0.23		47.1
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1
16.87	16.85		210,351	0.69		0.73		62.6
14.48	(4.23)		181,559	0.69		0.31		56.6

24.20	(5.80	) (d)	1,117	0.94	(e)	0.24	(e)	72.9	(e)
25.69	4.73		1,090	0.94		(0.01)		47.1
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(f)	712	0.94		0.10		70.1
16.83	16.56	(f)	604	0.94		0.47		62.6
14.43	(4.50)		561	0.94		0.05		56.6

57.60	4.27	(d)	599,827	0.54	(e)	0.19	(e)	14.6	(e)
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4
47.20	19.44		560,842	0.55		1.03		21.5
40.51	8.29		531,255	0.55		0.57		28.9

57.25	4.15	(d)	14,568	0.79	(e)	(0.06	) (e)	14.6	(e)
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4
47.06	19.16		12,179	0.80		0.79		21.5
40.39	8.00		11,226	0.80		0.32		28.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

79

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2016	(c)	$22.35	$0.14	$0.44	$0.58	$–	$–	$–
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)
Class 2 shares
2016	(c)	22.14	0.11	0.44	0.55	–	–	–
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)

See accompanying notes.

80

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$22.93	2.60	%(d)	$148,937	0.63	%(e)	1.24	%(e)	44.8	%(e)
22.35	2.18		154,732	0.64		1.33		22.1	(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7
23.75	13.83		145,393	0.64		1.51		6.2
21.36	0.13		142,828	0.64		1.09		10.3

22.69	2.48	(d)	7,804	0.88	(e)	0.99	(e)	44.8	(e)
22.14	1.94		7,517	0.89		1.05		22.1	(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7
23.62	13.57		5,238	0.89		1.26		6.2
21.23	(0.15)		5,472	0.89		0.83		10.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

See accompanying notes.

81

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2016	(c)	$22.20	$0.24	$2.28	$2.52	$–	$–	$–
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
2012		14.39	0.21	2.26	2.47	(0.23)	–	(0.23)
2011		13.21	0.10	1.08	1.18	–	–	–
Class 2 shares
2016	(c)	22.29	0.21	2.28	2.49	–	–	–
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
2012		14.46	0.17	2.26	2.43	(0.17)	–	(0.17)
2011		13.30	0.06	1.10	1.16	–	–	–
SAM BALANCED PORTFOLIO
Class 1 shares
2016	(c)	14.69	0.02	0.42	0.44	–	–	–
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
2012		14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)
Class 2 shares
2016	(c)	14.55	–	0.42	0.42	–	–	–
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
2012		14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)

See accompanying notes.

82

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
of Period	Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

$24.72	11.35	%(d)	$172,938	0.89	%(e)	2.14	%(e)	37.0	%(e)
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1
16.63	17.17		133,069	0.90		1.33		44.1
14.39	8.93		140,316	0.90		0.71		22.4

24.78	11.17	(d)	2,190	1.14	(e)	1.92	(e)	37.0	(e)
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1
16.72	16.86		257	1.15		1.08		44.1
14.46	8.72		287	1.15		0.42		22.4

15.13	3.00	(d)	702,457	0.23 (e)	,(f)	0.26	(e)	20.5	(e)
14.69	(0.81)		732,937	0.23	(f)	1.88		26.1
16.51	6.82		826,908	0.23	(f)	2.64		16.4
18.53	17.68		913,823	0.23	(f)	2.68		46.7
16.33	12.75		812,380	0.23	(f)	2.60		9.1
14.76	0.99		781,873	0.23	(f)	0.68		14.2

14.97	2.89	(d)	97,278	0.48 (e)	,(f)	0.01	(e)	20.5	(e)
14.55	(1.08)		96,511	0.48	(f)	1.66		26.1
16.37	6.59		99,852	0.48	(f)	2.44		16.4
18.39	17.32		102,716	0.48	(f)	2.37		46.7
16.22	12.47		95,208	0.48	(f)	2.32		9.1
14.66	0.73		94,487	0.48	(f)	0.43		14.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

83

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2016	(c)	$11.52	$0.03	$0.38	$0.41	$–	$–	$–
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
2012		11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)
Class 2 shares
2016	(c)	11.41	0.01	0.38	0.39	–	–	–
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
2012		11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2016	(c)	17.22	–	0.39	0.39	–	–	–
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
2012		14.99	0.33	1.79	2.12	(0.07)	–	(0.07)
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)
Class 2 shares
2016	(c)	17.02	(0.02)	0.39	0.37	–	–	–
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
2012		14.87	0.28	1.77	2.05	(0.03)	–	(0.03)
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)

See accompanying notes.

84

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$11.93	3.56	%(d)	$191,081	0.23%(e),(f)		0.51	%(e)	26.0	%(e)
11.52	(0.78)		193,585	0.23	(f)	2.38		28.2
12.60	6.22		206,621	0.23	(f)	3.10		21.2
13.39	11.53		212,247	0.23	(f)	3.10		35.6
12.49	11.19		190,310	0.24	(f)	3.07		15.7
11.47	2.29		177,476	0.24	(f)	0.86		20.8

11.80	3.42	(d)	17,717	0.48 (e)	,(f)	0.26	(e)	26.0	(e)
11.41	(0.93)		17,774	0.48	(f)	2.19		28.2
12.48	5.92		16,731	0.48	(f)	2.87		21.2
13.28	11.25		16,140	0.48	(f)	2.77		35.6
12.39	10.91		15,911	0.49	(f)	2.73		15.7
11.38	1.97		15,465	0.49	(f)	0.60		20.8

17.61	2.26	(d)	190,635	0.23 (e)	,(f)	(0.01	) (e)	30.3	(e)
17.22	(1.09)		193,966	0.23	(f)	1.40		29.1
19.02	7.43		198,465	0.23	(f)	2.40		19.4
20.60	23.07		179,850	0.23	(f)	2.10		48.5
17.04	14.18		143,547	0.24	(f)	2.00		12.5
14.99	(0.45)		132,387	0.24	(f)	0.45		24.2

17.39	2.17	(d)	105,047	0.48 (e)	,(f)	(0.26	) (e)	30.3	(e)
17.02	(1.34)		103,771	0.48	(f)	1.17		29.1
18.82	7.14		102,757	0.48	(f)	2.11		19.4
20.42	22.82		99,013	0.48	(f)	1.82		48.5
16.89	13.81		84,306	0.49	(f)	1.76		12.5
14.87	(0.63)		78,247	0.49	(f)	0.20		24.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

85

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2016	(c)	$12.27	$0.06	$0.54	$0.60	$–	$–	$–
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
2012		12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)
Class 2 shares
2016	(c)	12.17	0.04	0.54	0.58	–	–	–
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
2012		12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2016	(c)	18.70	(0.01)	0.29	0.28	–	–	–
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
2012		16.26	0.29	2.23	2.52	(0.04)	–	(0.04)
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)
Class 2 shares
2016	(c)	18.50	(0.03)	0.29	0.26	–	–	–
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
2012		16.15	0.24	2.22	2.46	–	–	–
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)

See accompanying notes.

86

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$12.87	4.89	%(d)	$196,851	0.23%(e),(f)		0.95	%(e)	18.8	%(e)
12.27	(1.31)		200,828	0.23	(f)	3.05		25.2
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7
13.38	10.64		215,628	0.24	(f)	3.69		11.7
12.42	3.39		187,458	0.24	(f)	1.22		20.6

12.75	4.77	(d)	20,754	0.48 (e)	,(f)	0.69	(e)	18.8	(e)
12.17	(1.55)		21,108	0.48	(f)	2.85		25.2
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7
13.29	10.34		19,667	0.49	(f)	3.41		11.7
12.34	3.13		18,382	0.49	(f)	0.96		20.6

18.98	1.50	(d)	140,323	0.23 (e)	,(f)	(0.08	) (e)	31.4	(e)
18.70	(1.62)		142,227	0.23	(f)	1.45		37.9
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5
18.74	15.52		90,348	0.24	(f)	1.61		13.9
16.26	(1.90)		83,738	0.24	(f)	0.25		23.3

18.76	1.41	(d)	97,902	0.48 (e)	,(f)	(0.33	) (e)	31.4	(e)
18.50	(1.87)		95,775	0.48	(f)	1.19		37.9
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5
18.61	15.23		71,997	0.49	(f)	1.36		13.9
16.15	(2.12)		64,907	0.49	(f)	(0.01)		23.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

87

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2016	(c)	$2.54	$0.02	$0.03	$0.05	$–	$–	$–
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
2012		2.54	0.05	0.08	0.13	(0.06)	–	(0.06)
2011		2.51	0.06	(0.03)	0.03	–	–	–
Class 2 shares
2016	(c)	2.53	0.02	0.03	0.05	–	–	–
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2012		2.53	0.04	0.08	0.12	(0.05)	–	(0.05)
2011		2.51	0.05	(0.03)	0.02	–	–	–
SMALLCAP ACCOUNT(g)
Class 1 shares
2016	(c)	13.55	0.09	0.12	0.21	–	–	–
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
2012		8.16	0.07	1.13	1.20	–	–	–
2011		8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)
Class 2 shares
2016	(c)	13.52	0.07	0.13	0.20	–	–	–
2015	(h)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

See accompanying notes.

88

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses
Value, End	Total		Period (in	to Average Net		Ratio of Net Investment Income		Portfolio
of Period	Return(b)		thousands)	Assets		to Average Net Assets		Turnover Rate

$2.59	1.97	%(d)	$165,705	0.50%(e),(f)		1.92	%(e)	49.6	%(e)
2.54	0.71		160,833	0.49	(f)	1.63		57.0
2.59	1.73		267,674	0.49	(f)	1.74		54.3
2.59	1.14		256,561	0.48	(f)	1.65		54.7
2.61	5.00		262,427	0.49	(f)	1.95		59.1
2.54	1.37		228,351	0.49	(f)	2.35		55.1

2.58	1.98	(d)	2,443	0.75 (e)	,(f)	1.67	(e)	49.6	(e)
2.53	0.59		1,485	0.74	(f)	1.39		57.0
2.58	1.02		913	0.74	(f)	1.49		54.3
2.59	1.25		838	0.73	(f)	1.40		54.7
2.60	4.67		1,269	0.74	(f)	1.72		59.1
2.53	0.95		1,516	0.74	(f)	2.11		55.1

13.76	1.55	(d)	192,392	0.83	(e)	1.36	(e)	63.1	(e)
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1
9.36	14.71		47,469	0.89		0.76		94.5
8.16	(1.47)		47,155	0.88		(0.09)		69.1

13.72	1.48	(d)	4,705	1.08	(e)	1.08	(e)	63.1	(e)
13.52	(3.76	) (d)	4,523	1.08	(e)	0.13	(e)	63.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Effective May 1, 2016, SmallCap Blend Account changed its name to SmallCap Account.
(h)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

89

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2016 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$975.88	$4.37	0.89%
Hypothetical	1,000.00	1,020.44	4.47	0.89

Diversified International Account Class 2
Actual	1,000.00	975.33	5.60	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

Equity Income Account Class 1
Actual	1,000.00	1,076.14	2.58	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Equity Income Account Class 2
Actual	1,000.00	1,074.81	3.87	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,034.45	2.58	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,032.45	3.84	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

Income Account Class 1
Actual	1,000.00	1,061.52	2.61	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Income Account Class 2
Actual	1,000.00	1,059.80	3.89	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

90

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio

LargeCap Growth Account Class 1
Actual	$1,000.00	$943.00	$3.33	0.69%
Hypothetical	1,000.00	1,021.43	3.47	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	942.00	4.54	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

MidCap Account Class 1
Actual	1,000.00	1,042.72	2.74	0.54
Hypothetical	1,000.00	1,022.18	2.72	0.54

MidCap Account Class 2
Actual	1,000.00	1,041.48	4.01	0.79
Hypothetical	1,000.00	1,020.93	3.97	0.79

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,025.95	3.17	0.63
Hypothetical	1,000.00	1,021.73	3.17	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,024.84	4.43	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88

Real Estate Securities Account Class 1
Actual	1,000.00	1,113.51	4.68	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,111.71	5.99	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,029.95	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,028.87	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,035.59	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,034.18	2.43	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,022.65	1.16	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,021.74	2.41	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,048.90	1.17	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,047.66	2.44	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,014.97	1.15	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,014.05	2.40	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

91

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2016 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2016	Annualized
	January 1, 2016	June 30, 2016	to June 30, 2016(a)	Expense Ratio

Short-Term Income Account Class 1
Actual	$1,000.00	$1,019.69	$2.51	0.50%
Hypothetical	1,000.00	1,022.38	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,019.76	3.77	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

SmallCap Account Class 1
Actual	1,000.00	1,015.50	4.16	0.83
Hypothetical	1,000.00	1,020.74	4.17	0.83

SmallCap Account Class 2
Actual	1,000.00	1,014.79	5.41	1.08
Hypothetical	1,000.00	1,019.49	5.42	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

92

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	123	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	123	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	123	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	123	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Drew E. Lawton	Formerly, Senior Managing	123	None
Director since March 2016	Director and CEO, New York
Member, Nominating and Governance	Life Investment Management
Committee	(New York Life Insurance
1959	Company)

Karen (“Karrie”) McMillan	Managing Director, Patomak	123	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	123	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
Health Systems

93

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Daniel Pavelich	Retired.	123	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	123	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”) (2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Edge Asset Management,	123	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since 2011
Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA

50392.

94

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel, PFD (2009-2013)
Assistant Counsel and Assistant	Counsel, PLIC
Secretary	Counsel, the Manager (2009-2013, 2014 - present)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Chief Financial Officer, PFA (2010-2015)
Chief Financial Officer	Senior Vice President, PFD since 2015
Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Senior Vice President, the Manager since 2015
Chief Financial Officer, the Manager (2010-2015)
Director, the Manager since 2015
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2015
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Chief Compliance Officer-Funds, PLIC since 2016
Des Moines, IA 50392	Vice President/Compliance, PLIC
1960	Senior Vice President, the Manager
Senior Vice President, PSI
Senior Vice President, PSS

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, the Manager since 2016
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1962

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, the Manager since 2015
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
1958	Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management Group
(2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

95

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teri R. Root	Vice President and Chief Compliance Officer, the Manager since 2015
Deputy Chief Compliance Officer	Compliance Officer, the Manager (2010-2013)
Des Moines, IA 50392	Vice President, PSS since 2015
1979

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, the Manager (2003-2013)
Assistant Vice President/Treasury, the Manager since 2013
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, the Manager (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003 - 2012)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2016, and the Statement of Additional Information dated May 1, 2016. These documents may be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

96

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

97

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Intentionally Left Blank

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ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/12/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/12/2016